UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Reports to Shareholders are attached hereto.

WisdomTree Trust

Annual Report

March 31, 2019

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Multifactor Fund (DWMF)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the WisdomTree Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, annual and semi-annual shareholder reports will be available on the WisdomTree Funds’ website (www.wisdomtree.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker dealer or bank).

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Market Environment Overview

(unaudited)

International equity markets, as measure by the MSCI EAFE Index, a broad measure of equity performance for the developed world outside the U.S. and Canada, returned -3.71% in the 12-month period ended March 31, 2019, which underperformed the S&P 500 Index by 13.21%. Measured in local currency, the MSCI EAFE Index returned +2.83% over the period, lagging the return of the S&P 500 Index by 6.67%. It is important to note that when foreign currencies weaken or strengthen relative to the U.S. dollar, there is also an impact on the returns experienced by U.S. investors who invest overseas. Over the period, the U.S. dollar experienced significant appreciation (i.e. strengthened) against most major currencies. In particular, the British pound, Japanese yen, and the Euro (which account for about 75% of the MSCI EAFE Index’s currency exposure) all experienced negative spot returns over the period against the U.S. dollar.

International equity markets experienced a market correction (in both local and U.S. dollar terms) in the fourth quarter of 2018, followed by a relief rally in the first quarter of 2019. Weak equity performance through the fourth quarter of 2018 in mainland Europe (“Eurozone”) was primarily driven by softening economic data, declining economic sentiment, and mounting fears of recession. The Eurozone saw three consecutive quarters of declining gross domestic product (“GDP”) growth in the last nine months of 2018. Importantly, major Eurozone economies, including Germany and France, were a significant drag on Eurozone growth during this time period. German and French GDP both grew 1.5% in 2018. This marked the slowest annual GDP growth rate for Germany since 2013. Meanwhile, export-oriented economies, including Germany, were negatively impacted by the U.S.-China trade dispute. German manufacturing activity exhibited signs of a slowdown, particularly in the automobile manufacturing sector, which led the nation’s Purchasing Managers’ Index to slip into contractionary territory in January 2019.

Political fragmentation and uncertainty also negatively impacted the Eurozone during this time period. The new populist governing body in Italy failed to defuse fears about the country’s budget deficit and slowing economic growth. Meanwhile, protests and demand for political reform in France provided evidence of political and economic divide. Most notably, a lack of resolution on the ultimate outcome and timing of the United Kingdom’s departure from the European Union (known as “BREXIT”) was a hindrance for the Eurozone during this time period. Following several months of negotiations with European Union counterparts, the draft BREXIT deal released by British Prime Minister Theresa May was met with substantial criticism from British Parliament and from within her own party. May’s exit deal was met with such resistance that she narrowly won a no confidence vote in her leadership from within her Conservative party. Multiple variations of a BREXIT resolution were ultimately rejected, including an exit plan negotiated with the European Union, a referendum to revoke BREXIT entirely, and an election to break away from the European Union without a deal altogether. During this time period of political uncertainty, the United Kingdom economy expanded 1.4%, marking the weakest economic growth for the nation in six years.

European equities rebounded alongside global equities, despite reductions in Eurozone economic growth forecasts and ongoing concerns about the political and financial strength of the European Union. During this time period the European Central Bank announced the end of its quantitative easing program. Measures taken by the European Central Bank to stimulate private sector bank lending and more positive news flow on the U.S.-China trade and economic growth helped fuel the rebound in European equities in the first quarter of 2019.

Japan experienced moderating economic growth during this time period, including a sharp decline in Q3 2018 GDP driven by natural disasters followed by a recovery in Q4 2018. Japanese export growth also declined over the period due to weak demand from China as well as the U.S.-China trade dispute. The ultra-accommodative monetary policy maintained by the Bank of Japan, including a near zero 10-year yield, did not spur price inflation during the period. Japanese equities recovered in Q1 2019 alongside global equities, driven by more constructive sentiment around global trade. Despite the equity rally in Q1 2019, Japan’s economic data continued to be negatively impacted by subdued global demand, as evidenced by a contraction in the nation’s manufacturing data and a steep decline in exports.

WisdomTree Trust	1

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 to March 31, 2019. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

Sector Breakdown†

Sector	% of Net Assets
Consumer Staples	20.9%
Industrials	19.8%
Health Care	18.4%
Consumer Discretionary	17.1%
Materials	6.8%
Information Technology	4.5%
Communication Services	4.2%
Utilities	3.0%
Financials	2.7%
Energy	1.1%
Real Estate	0.9%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Roche Holding AG, Genusschein	7.7%
Unilever N.V., CVA	4.8%
Novo Nordisk A/S, Class B	4.6%
British American Tobacco PLC	4.2%
LVMH Moet Hennessy Louis Vuitton SE	3.8%
Diageo PLC	3.4%
Unilever PLC	3.1%
Industria de Diseno Textil S.A.	2.6%
Airbus SE	2.2%
Reckitt Benckiser Group PLC	2.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in the European equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -1.62% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s sector position in Financials contributed most positively to performance, while its position in Materials contributed least positively to performance. The Fund’s country position in France contributed most positively to performance, while its position in the United Kingdom contributed least positively to performance. The U.S. dollar rallied by 8.73% against the euro during the fiscal year which served as a headwind for European equities. However, the Fund’s significant overweight to higher quality companies proved to be a source of outperformance when compared to companies with low quality (based on return on equity). Much of this quality outperformance came from the broad market correction in the fourth quarter of 2018 which was catalyzed by trade war apprehensions, ongoing BREXIT negotiations, and economic slowdown in the region. However, during the first quarter of 2019, there has been a strong rebound as markets began to stabilize.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$984.50	0.58%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-1.62%	6.33%	2.06%
Fund Market Price Returns	-2.32%	6.46%	1.94%
WisdomTree Europe Quality Dividend Growth Index	-1.00%	6.85%	2.58%
MSCI Europe Index	-3.72%	6.56%	0.54%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Sector Breakdown†

Sector	% of Net Assets
Industrials	24.9%
Consumer Discretionary	17.6%
Financials	13.9%
Consumer Staples	8.3%
Real Estate	7.4%
Information Technology	6.5%
Materials	5.5%
Communication Services	5.1%
Energy	4.2%
Utilities	2.9%
Health Care	2.6%
Investment Company	0.5%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Gaztransport Et Technigaz S.A.	1.3%
BE Semiconductor Industries N.V.	1.3%
REN — Redes Energeticas Nacionais, SGPS, S.A.	1.0%
Enav SpA	1.0%
Peab AB	1.0%
AURELIUS Equity Opportunities SE & Co. KGaA	0.9%
alstria office REIT-AG	0.9%
Saras SpA	0.8%
Tieto Oyj	0.8%
Inmarsat PLC	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the European equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -12.19% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s sector position in Materials contributed most positively to performance, while its position in Consumer Staples contributed least positively to performance. The U.S. dollar rallied by 8.73% against the euro during the fiscal year which served as a headwind for European equities. The Fund’s country position in Norway contributed most positively to performance, while its position in Switzerland contributed least positively to performance. Additionally, small-cap companies faced additional pressures during the fiscal period when compared to their larger peers, particularly as the broad market correction was catalyzed by trade war apprehensions, ongoing BREXIT negotiations, and economic slowdown in the region. However, during the first quarter of 2019, there has been a strong rebound as markets began to stabilize.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$929.00	0.58%	$2.79
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-12.19%	4.66%	2.05%	14.01%
Fund Market Price Returns	-12.76%	4.74%	2.00%	14.00%
WisdomTree Europe SmallCap Dividend Index	-12.08%	5.00%	2.73%	14.74%
MSCI Europe Small Cap Index	-9.85%	6.43%	3.09%	14.31%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

Sector Breakdown†

Sector	% of Net Assets
Communication Services	16.9%
Utilities	14.6%
Energy	12.1%
Materials	11.1%
Consumer Discretionary	10.9%
Health Care	10.2%
Consumer Staples	9.8%
Industrials	8.6%
Information Technology	4.9%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Telstra Corp., Ltd.	2.4%
Hennes & Mauritz AB, Class B	2.2%
Endesa S.A.	2.1%
BT Group PLC	2.1%
Snam SpA	2.0%
Imperial Brands PLC	1.7%
Iberdrola S.A.	1.6%
SSE PLC	1.5%
National Grid PLC	1.5%
Swisscom AG, Registered Shares	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the developed world excluding the U.S. and Canada and excluding the financial sector. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -0.49% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s sector position in Industrials contributed most positively to performance, while its position in Communication Services contributed least positively to performance. In addition, by the nature of the Fund’s methodology of excluding Financial sector stocks from its portfolio, the Fund avoided the worst performing sector in the market over the fiscal year (-13.22%). The Fund’s country position in Spain contributed most positively to performance, while its position in France contributed least positively to performance. The U.S. dollar rallied over the fiscal year which served as a headwind for international equities. The Fund’s overweight to large-cap equities provided more downside protection than mid- or small-cap peers during the fourth quarter of 2018, where a broad market correction catalyzed by trade war apprehension with China and fears of a U.S. Federal Reserve policy misstep sent global markets sharply downward.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$992.40	0.58%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-0.49%	6.49%	0.39%	8.23%
Fund Market Price Returns	-0.82%	6.66%	0.42%	8.25%
WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index[1]	-0.12%	6.82%	0.71%	8.40%
MSCI EAFE Value Index	-6.13%	6.90%	0.67%	8.12%
[1]	WisdomTree International Dividend Top 100 Index prior to May 7, 2009; WisdomTree International Dividend ex-Financials Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree International Equity Fund (DWM)

Sector Breakdown†

Sector	% of Net Assets
Financials	21.2%
Industrials	11.8%
Consumer Staples	10.6%
Consumer Discretionary	10.2%
Communication Services	9.1%
Health Care	9.1%
Energy	8.1%
Materials	7.0%
Utilities	5.8%
Information Technology	3.3%
Real Estate	3.0%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Novartis AG, Registered Shares	1.6%
China Mobile Ltd.	1.6%
Nestle S.A., Registered Shares	1.6%
Roche Holding AG, Genusschein	1.4%
BP PLC	1.4%
HSBC Holdings PLC	1.3%
Royal Dutch Shell PLC, Class A	1.3%
Royal Dutch Shell PLC, Class B	1.2%
TOTAL S.A.	1.1%
Anheuser-Busch InBev S.A./N.V.	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Equity Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -3.89% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s sector position in Energy contributed most positively to performance, while its position in Industrials contributed least positively to performance. The Fund’s country position in Hong Kong contributed most positively to performance, while its position in Japan contributed least positively to performance. The U.S. dollar rallied over the fiscal year which served as a headwind for international equities. The Fund’s overweight to large-cap equities, combined with underweights to both mid-cap and small-cap equities, provided a bit of downside protection during the fourth quarter of 2018, where a broad market correction catalyzed by trade war apprehension with China and fears of a U.S. Federal Reserve policy misstep sent global markets sharply downward.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$961.20	0.48%	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-3.89%	6.86%	1.93%	8.76%
Fund Market Price Returns	-4.15%	7.01%	1.89%	8.77%
WisdomTree International Equity Index	-3.83%	7.18%	2.15%	8.99%
MSCI EAFE Index	-3.71%	7.27%	2.33%	8.96%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree International High Dividend Fund (DTH)

Sector Breakdown†

Sector	% of Net Assets
Financials	21.3%
Communication Services	12.0%
Energy	10.6%
Health Care	9.7%
Consumer Staples	9.5%
Consumer Discretionary	8.4%
Utilities	8.2%
Industrials	8.1%
Materials	7.3%
Real Estate	2.5%
Information Technology	1.5%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Novartis AG, Registered Shares	2.7%
China Mobile Ltd.	2.7%
Nestle S.A., Registered Shares	2.7%
BP PLC	2.3%
Royal Dutch Shell PLC, Class A	2.2%
Roche Holding AG, Genusschein	2.2%
TOTAL S.A.	1.9%
Anheuser-Busch InBev S.A./N.V.	1.7%
GlaxoSmithKline PLC	1.6%
HSBC Holdings PLC	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -2.53% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s sector position in Energy contributed most positively to performance, while its position in Consumer Staples contributed least positively to performance. The Fund’s country position in Hong Kong contributed most positively to performance, while its position in France contributed least positively to performance. The U.S. dollar rallied over the fiscal year which served as a headwind for international equities. However, being overweight to the higher dividend yielding companies provided significant outperformance over the lower/non dividend paying companies. The Fund’s significant weights to large-cap and mid-cap equities proved to provide outperformance relative to small-cap equities. The market and the Fund both underperformed during the fourth quarter of 2018, where a broad market correction catalyzed by trade war apprehension with China and fears of a U.S. Federal Reserve policy misstep sent global markets sharply downward.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$976.40	0.58%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-2.53%	6.68%	0.75%	8.26%
Fund Market Price Returns	-3.19%	6.95%	0.75%	8.26%
WisdomTree International High Dividend Index	-2.39%	6.90%	1.04%	8.55%
MSCI EAFE Value Index	-6.13%	6.90%	0.67%	8.12%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.0%
Consumer Staples	12.0%
Health Care	11.4%
Communication Services	10.4%
Energy	10.3%
Consumer Discretionary	9.4%
Industrials	8.3%
Materials	5.8%
Utilities	5.4%
Information Technology	2.5%
Real Estate	1.6%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
China Mobile Ltd.	2.4%
Novartis AG, Registered Shares	2.4%
Nestle S.A., Registered Shares	2.4%
BP PLC	2.0%
Royal Dutch Shell PLC, Class A	2.0%
Roche Holding AG, Genusschein	1.9%
HSBC Holdings PLC	1.8%
TOTAL S.A.	1.7%
Royal Dutch Shell PLC, Class B	1.6%
Anheuser-Busch InBev S.A./N.V.	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -2.55% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s sector position in Energy contributed most positively to performance, while its position in Consumer Staples contributed least positively to performance. The Fund’s country position in Hong Kong contributed most positively to performance, while its position in France contributed least positively to performance. The U.S. dollar rallied over the fiscal year which served as a headwind for international equities. The Fund’s overweight to large-cap equities provided more protection than mid- or small-cap peers during the fourth quarter of 2018, where a broad market correction catalyzed by trade war apprehension with China and fears of a U.S. Federal Reserve policy misstep sent global markets sharply downward.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$970.50	0.48%	$2.36
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-2.55%	6.99%	1.34%	7.97%
Fund Market Price Returns	-3.17%	7.25%	1.31%	7.89%
WisdomTree International LargeCap Dividend Index	-2.32%	7.22%	1.57%	8.24%
MSCI EAFE Index	-3.71%	7.27%	2.33%	8.96%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Sector Breakdown†

Sector	% of Net Assets
Industrials	19.2%
Financials	18.0%
Consumer Discretionary	11.3%
Materials	10.9%
Utilities	9.0%
Consumer Staples	7.5%
Real Estate	6.4%
Communication Services	6.1%
Information Technology	4.5%
Health Care	3.6%
Energy	2.9%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Fortescue Metals Group Ltd.	0.9%
Snam SpA	0.8%
Mowi ASA	0.6%
Hannover Rueck SE	0.6%
Persimmon PLC	0.6%
Power Assets Holdings Ltd.	0.6%
Evraz PLC	0.6%
Ferrovial S.A.	0.5%
Telefonica Deutschland Holding AG	0.5%
Carrefour S.A.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying mid-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -6.16% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s sector position in Utilities contributed most positively to performance, while its position in Real Estate contributed least positively to performance. The Fund’s country position in Hong Kong contributed most positively to performance, while its position in Switzerland contributed least positively to performance. The U.S. dollar rallied over the fiscal year which served as a headwind for international equities. The Fund’s exposure to mid-cap equities outperformed its small-cap peers but underperformed large-cap equities during the fiscal year. Fund returns were brought down particularly during the fourth quarter of 2018, where a broad market correction catalyzed by trade war apprehension with China and fears of a U.S. Federal Reserve policy misstep sent global markets sharply downward.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$951.80	0.58%	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-6.16%	6.56%	3.56%	10.44%
Fund Market Price Returns	-6.62%	6.78%	3.56%	10.43%
WisdomTree International MidCap Dividend Index	-5.78%	7.03%	3.90%	10.80%
MSCI EAFE Mid Cap Index	-6.23%	6.57%	3.73%	10.47%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree International Multifactor Fund (DWMF)

Sector Breakdown†

Sector	% of Net Assets
Financials	19.3%
Industrials	14.3%
Consumer Discretionary	11.4%
Consumer Staples	10.7%
Health Care	8.8%
Materials	8.3%
Information Technology	6.6%
Utilities	5.3%
Energy	5.2%
Communication Services	5.2%
Real Estate	4.4%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Novartis AG, Registered Shares	1.2%
Roche Holding AG, Genusschein	1.2%
Nestle S.A., Registered Shares	1.1%
E.ON SE	1.0%
Deutsche Wohnen SE, Bearer Shares	1.0%
Allianz SE, Registered Shares	1.0%
Zurich Insurance Group AG	1.0%
Compass Group PLC	1.0%
Hannover Rueck SE	0.9%
Muenchener Rueckversicherungs — Gesellschaft AG, Registered Shares	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Multifactor Fund (the “Fund”) seeks capital appreciation by investing primarily in equity securities of developed countries, excluding the United States and Canada, with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

The Fund returned 1.18% at net asset value (“NAV”) for the fiscal period ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s sector position in Health Care contributed most positively to performance, while its position in Energy contributed least positively to performance. The Fund’s country position in Japan contributed most positively to performance, while its position in the France contributed least positively to performance. During the fiscal period, the Fund utilized forward foreign currency contracts to offset applicable international currency exposure from positions in international equities. The Fund’s use of foreign currency contracts contributed positively to Fund performance as the U.S. dollar rallied against various international currencies, which served as tailwind to the strategy’s dynamic currency hedges. Additionally, exposure and tilts to value, quality, momentum, and correlation factors provided outperformance over the fiscal period. Much of this quality outperformance came from the broad market correction in the fourth quarter of 2018 which was catalyzed by trade war apprehensions, ongoing BREXIT negotiations, and global economic slowdown. However, during the first quarter of 2019, there has been a strong rebound as markets began to stabilize.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$994.90	0.38%	$1.89
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

Cumulative Total Return

Since Inception[1]
Fund NAV Returns	1.18%
Fund Market Price Returns	1.87%
MSCI EAFE Index	-2.27%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 10, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

Sector Breakdown†

Sector	% of Net Assets
Industrials	20.2%
Consumer Discretionary	18.4%
Health Care	18.2%
Consumer Staples	14.1%
Information Technology	10.4%
Real Estate	4.3%
Materials	4.2%
Communication Services	4.0%
Financials	3.9%
Energy	1.8%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Novo Nordisk A/S, Class B	7.5%
Diageo PLC	6.3%
British American Tobacco PLC	4.9%
Industria de Diseno Textil S.A.	3.5%
China Overseas Land & Investment Ltd.	3.2%
Airbus SE	3.1%
Tokyo Electron Ltd.	2.2%
Safran S.A.	1.9%
CSL Ltd.	1.9%
Astellas Pharma, Inc.	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -4.43% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s sector position in Financials contributed most positively to performance, while its position in Communication Services contributed least positively to performance. The Fund’s country position in Denmark contributed most positively to performance, while its position in the Switzerland contributed least positively to performance. The U.S. dollar rallied over the fiscal year which served as a headwind for international equities. However, the Fund’s significant overweight to higher quality companies proved to be a source of outperformance when compared to companies with low quality (based on return on equity). Much of this quality outperformance came from the broad market correction in the fourth quarter of 2018 which was catalyzed by trade war apprehensions, ongoing BREXIT negotiations, and global economic slowdown. However, during the first quarter of 2019, there has been a strong rebound as markets began to stabilize.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$977.30	0.38%[1]	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%[1]	$1.92
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through July 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	1 Year	Since Inception[1]
Fund NAV Returns	-4.43%	6.64%
Fund Market Price Returns	-4.80%	6.92%
WisdomTree International Quality Dividend Growth Index	-4.03%	7.01%
MSCI EAFE Index	-3.71%	8.27%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	22.5%
Consumer Discretionary	16.1%
Financials	14.0%
Materials	7.8%
Real Estate	7.5%
Consumer Staples	6.7%
Information Technology	6.5%
Communication Services	6.5%
Health Care	4.1%
Energy	3.6%
Utilities	3.3%
Investment Company	0.8%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
StarHub Ltd.	0.7%
NOS, SGPS, S.A.	0.6%
Delek Group Ltd.	0.6%
Austevoll Seafood ASA	0.6%
Cembra Money Bank AG	0.6%
Azimut Holding SpA	0.6%
Gaztransport Et Technigaz S.A.	0.6%
Genesis Energy Ltd.	0.6%
Warehouses De Pauw, CVA	0.5%
Hutchison Port Holdings Trust	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -10.41% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s sector position in Materials contributed most positively to performance, while its position in Real Estate contributed least positively to performance. The Fund’s country position in Hong Kong contributed most positively to performance, while its position in Japan contributed least positively to performance. The U.S. dollar rallied over the fiscal year which served as a headwind for international equities. The Fund’s exposure to small-cap equities underperformed its large- and mid-cap peers, as returns were brought down particularly during the fourth quarter of 2018 as a broad market correction catalyzed by trade war apprehension with China and fears of a U.S. Federal Reserve policy misstep sent global markets sharply downward.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$932.30	0.58%	$2.79
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-10.41%	7.06%	3.39%	12.21%
Fund Market Price Returns	-11.08%	7.13%	3.35%	12.14%
WisdomTree International SmallCap Dividend Index	-9.63%	7.49%	3.98%	12.85%
MSCI EAFE Small Cap Index	-9.36%	7.50%	4.47%	12.76%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown†

Sector	% of Net Assets
Industrials	25.4%
Consumer Discretionary	20.9%
Materials	12.9%
Information Technology	10.0%
Financials	8.6%
Consumer Staples	7.2%
Health Care	5.2%
Communication Services	3.9%
Real Estate	2.0%
Utilities	1.4%
Energy	1.2%
Investment Company	0.0%	*
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Sankyo Co., Ltd.	0.8%
Matsui Securities Co., Ltd.	0.7%
DIC Corp.	0.6%
Mitsubishi Materials Corp.	0.6%
Nippon Paper Industries Co., Ltd.	0.6%
Skylark Holdings Co., Ltd.	0.5%
Yokohama Rubber Co., Ltd. (The)	0.5%
Nippon Electric Glass Co., Ltd.	0.5%
Canon Marketing Japan, Inc.	0.5%
Toyota Boshoku Corp.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the Japanese equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -14.38% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s sector position in Communication Services contributed most positively to performance, while its position in Real Estate contributed least positively to performance. The U.S. dollar rallied by 4.01% against the Japanese yen during the fiscal year which served as a headwind for Japanese equities. Additionally, small-cap companies faced additional pressures during the fiscal period when compared to their larger peers, particularly during the fourth quarter of 2018 as the broad market correction was catalyzed by trade war apprehension with China and a global economic slowdown. During the fiscal year, natural disasters in Japan also had an adverse effect on the Japanese equity market and overall economy.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$887.80	0.58%	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-14.38%	9.09%	7.98%	10.04%
Fund Market Price Returns	-14.64%	9.31%	8.12%	9.90%
WisdomTree Japan SmallCap Dividend Index	-13.54%	10.17%	8.61%	11.00%
MSCI Japan Small Cap Index	-11.87%	8.87%	8.33%	10.54%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of developed countries in Europe,

Australasia and Japan.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets excluding the U.S. & Canada.

The MSCI EAFE Small Cap Index is comprised of small-capitalization stocks in the MSCI EAFE Index.

The MSCI EAFE Value Index is comprised of value stocks in the MSCI EAFE Index.

The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure the performance of large- and mid-cap stocks within developed market European countries.

The MSCI Europe Small Cap Index is comprised of small-capitalization stocks in the MSCI Europe Index.

The MSCI Japan Small Cap Index is comprised of small cap stocks in the MSCI Japan Index.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The WisdomTree Europe Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index.

The WisdomTree Europe SmallCap Dividend Index is comprised of the small-capitalization segment of the European dividend-paying market.

The WisdomTree International Dividend ex-Financials Index is comprised of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree International LargeCap Dividend Index.

The WisdomTree International Equity Index is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree International High Dividend Index is comprised of companies with high dividend yields selected from the WisdomTree International Equity Index.

The WisdomTree International LargeCap Dividend Index is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International MidCap Dividend Index is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Quality Dividend Growth Index is a fundamentally weighted index designed to provide exposure to dividend paying developed market companies.

The WisdomTree International SmallCap Dividend Index is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Japan SmallCap Dividend Index is comprised of dividend-paying small-capitalization companies in Japan.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The

14	WisdomTree Trust

Description of Indexes (unaudited) (concluded)

McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Trust	15

Schedule of Investments

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.4%

Austria – 0.7%

Lenzing AG	879	$94,257

Porr AG(a)	2,170	48,537

Telekom Austria AG*	14,125	102,774

Voestalpine AG	1,615	49,089

Total Austria		294,657

Belgium – 0.5%

Melexis N.V.(a)	647	39,194

Umicore S.A.	2,189	97,309

Warehouses De Pauw CVA	509	81,729

Total Belgium		218,232

Denmark – 8.1%

Chr Hansen Holding A/S	1,252	127,033

Coloplast A/S Class B	3,652	401,088

DFDS A/S	312	12,924

Novo Nordisk A/S Class B	36,059	1,889,550

Orsted A/S(b)	6,740	511,330

Pandora A/S	2,223	104,185

Royal Unibrew A/S	1,141	84,262

Vestas Wind Systems A/S	2,787	234,742

Total Denmark		3,365,114

Finland – 3.4%

DNA Oyj	3,331	69,119

Huhtamaki Oyj(a)	1,990	74,117

Kone Oyj Class B	10,246	517,252

Neste Oyj(a)	2,255	240,543

Nokian Renkaat Oyj	3,013	100,953

Orion Oyj Class B(a)	4,166	156,332

Stora Enso Oyj Class R	7,117	87,066

Wartsila Oyj Abp	9,350	151,023

Total Finland		1,396,405

France – 10.2%

Airbus SE	7,004	927,217

Altran Technologies S.A.	2,436	26,751

BioMerieux	611	50,563

Cie Plastic Omnium S.A.	1,998	53,237

Eurazeo SE	839	63,119

Faurecia S.A.	1,037	43,642

Hermes International	431	284,658

Iliad S.A.	216	21,707

Ipsen S.A.	653	89,600

LVMH Moet Hennessy Louis Vuitton SE	4,299	1,582,816

Rothschild & Co.	567	18,049

Rubis SCA	1,462	79,815

Safran S.A.	3,659	502,265

SEB S.A.	323	54,402

Teleperformance	411	73,931

Thales S.A.	2,128	255,071

Valeo S.A.	2,505	72,709

Total France		4,199,552

Germany – 5.7%

1&1 Drillisch AG	1,991	70,958

adidas AG	1,367	332,467

AURELIUS Equity Opportunities SE & Co. KGaA	2,112	96,234

Beiersdorf AG	1,223	127,355

Continental AG	2,041	307,551

CTS Eventim AG & Co. KGaA	1,301	61,705

Fielmann AG	1,372	94,744

Fuchs Petrolub SE	1,171	46,151

Hamburger Hafen und Logistik AG	1,633	37,369

Hella GmbH & Co. KGaA	1,497	65,891

Henkel AG & Co. KGaA	3,014	286,817

Hugo Boss AG	1,219	83,330

Infineon Technologies AG	7,763	154,154

KION Group AG	1,212	63,404

Koenig & Bauer AG	940	39,412

NORMA Group SE	699	33,954

ProSiebenSat.1 Media SE	7,554	107,891

Sixt SE	398	41,583

Symrise AG	1,417	127,795

TUI AG	5,781	55,500

United Internet AG Registered Shares	900	32,874

Wacker Chemie AG	890	76,749

Total Germany		2,343,888

Ireland – 0.8%

Glanbia PLC	3,013	59,002

Kerry Group PLC Class A	863	96,418

Kingspan Group PLC	986	45,680

Smurfit Kappa Group PLC	4,613	128,871

Total Ireland		329,971

Italy – 2.1%

Anima Holding SpA(b)	10,911	44,644

Banca IFIS SpA	1,843	30,441

Brembo SpA	3,149	35,747

De’ Longhi SpA	3,226	87,153

DiaSorin SpA	677	68,187

Ferrari N.V.	735	98,623

FinecoBank Banca Fineco SpA	12,262	161,434

Maire Tecnimont SpA	12,497	47,654

RAI Way SpA(b)	7,662	39,661

Recordati SpA	3,636	141,710

Salvatore Ferragamo SpA	1,663	35,703

Saras SpA	45,740	84,794

Total Italy		875,751

Netherlands – 3.2%

ASM International N.V.	577	31,293

ASML Holding N.V.	2,335	438,374

BE Semiconductor Industries N.V.	4,578	121,931

Corbion N.V.	866	26,060

GrandVision N.V.(b)	2,488	53,917

Koninklijke DSM N.V.	2,189	238,811

Koninklijke Vopak N.V.	2,419	115,872

See Notes to Financial Statements.

16	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

March 31, 2019

Investments	Shares	Value

TKH Group N.V. CVA	754	$35,592

Wolters Kluwer N.V.	3,739	254,839

Total Netherlands		1,316,689

Norway – 4.1%

Borregaard ASA	2,677	26,579

Entra ASA(b)	4,559	68,928

Grieg Seafood ASA	3,437	41,747

Leroy Seafood Group ASA	13,034	94,687

Norsk Hydro ASA	34,662	140,675

Salmar ASA	4,034	193,840

Schibsted ASA Class A	860	33,814

Telenor ASA	44,540	893,221

Veidekke ASA	4,996	52,503

Yara International ASA	3,547	145,313

Total Norway		1,691,307

Portugal – 0.7%

Altri, SGPS, S.A.	4,330	33,936

Jeronimo Martins, SGPS, S.A.	16,662	246,023

Total Portugal		279,959

Spain – 4.5%

Amadeus IT Group S.A.	4,666	374,080

Atresmedia Corp. de Medios de Comunicacion S.A.	12,062	56,586

Ence Energia y Celulosa S.A.	6,678	37,192

Grifols S.A.	4,401	123,344

Industria de Diseno Textil S.A.	36,588	1,076,370

Prosegur Cash S.A.(b)	20,257	44,763

Prosegur Cia de Seguridad S.A.	7,799	42,297

Zardoya Otis S.A.(a)	13,535	112,160

Total Spain		1,866,792

Sweden – 7.2%

AAK AB	2,725	40,743

AF Poyry AB Class B(a)	1,487	24,849

Assa Abloy AB Class B	11,300	244,511

Atlas Copco AB Class A	12,706	341,989

Atlas Copco AB Class B	6,243	154,875

Bonava AB Class B	2,672	33,676

Electrolux AB Series B	4,410	113,587

Evolution Gaming Group AB(b)	244	19,270

Hexagon AB Class B	2,358	123,298

Hexpol AB	4,664	39,297

Husqvarna AB Class B	6,735	55,142

Indutrade AB	1,821	51,948

Intrum AB(a)	3,557	102,392

Investment AB Latour Class B(a)	9,120	122,416

JM AB(a)	3,004	53,957

Lifco AB Class B	808	33,016

Loomis AB Class B	1,284	44,298

NetEnt AB*	7,236	26,330

Nibe Industrier AB Class B	5,136	65,921

Nobia AB	5,718	33,598

Peab AB	9,195	79,654

Sandvik AB	16,565	269,675

Securitas AB Class B	6,646	107,658

SKF AB Class B(a)	7,994	133,071

Sweco AB Class B	1,860	44,919

Thule Group AB(b)	1,685	38,150

Volvo AB Class A	7,512	116,544

Volvo AB Class B	29,192	453,209

Total Sweden		2,967,993

Switzerland – 16.8%

Bucher Industries AG Registered Shares	144	48,150

Cie Financiere Richemont S.A. Registered Shares	5,033	366,597

EMS-Chemie Holding AG Registered Shares	407	220,685

Galenica AG*(b)	1,134	56,136

Givaudan S.A. Registered Shares*	157	401,052

Kuehne + Nagel International AG Registered Shares	2,818	386,524

Logitech International S.A. Registered Shares	2,234	87,552

Lonza Group AG Registered Shares*	482	149,454

Oriflame Holding AG	1,423	27,385

Partners Group Holding AG	444	322,779

Roche Holding AG Bearer Shares	2,948	803,381

Roche Holding AG Genusschein	11,496	3,166,912

SGS S.A. Registered Shares	139	345,860

Sonova Holding AG Registered Shares	776	153,501

Straumann Holding AG Registered Shares	118	96,270

Sunrise Communications Group AG*(a)(b)	1,731	127,405

Swatch Group AG (The) Bearer Shares	376	107,601

Swatch Group AG (The) Registered Shares	334	18,479

Vifor Pharma AG	595	80,447

Total Switzerland		6,966,170

United Kingdom – 31.4%

Ashmore Group PLC	20,914	116,421

Ashtead Group PLC	4,593	110,870

Barratt Developments PLC	36,442	284,535

Beazley PLC	5,292	35,513

Bellway PLC	2,265	89,870

Bovis Homes Group PLC	2,681	37,153

British American Tobacco PLC	41,436	1,724,543

Carnival PLC	2,572	126,182

Cineworld Group PLC	11,265	42,950

Compass Group PLC	14,523	341,487

Computacenter PLC	3,458	49,836

Croda International PLC	1,929	126,634

Diageo PLC	34,400	1,406,606

Dunelm Group PLC	4,498	50,962

easyJet PLC	5,612	81,720

Electrocomponents PLC	7,620	55,782

FDM Group Holdings PLC	2,425	28,407

Ferrexpo PLC	14,549	46,940

Fevertree Drinks PLC	685	26,947

Fresnillo PLC	11,165	126,689

Halma PLC	4,124	89,850

Hargreaves Lansdown PLC	5,644	137,050

Hays PLC	14,557	28,453

Howden Joinery Group PLC	7,555	47,776

See Notes to Financial Statements.

WisdomTree Trust	17

Schedule of Investments (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

March 31, 2019

Investments	Shares	Value

IMI PLC	4,899	$61,155

International Consolidated Airlines Group S.A.	37,636	250,684

Jardine Lloyd Thompson Group PLC	3,997	99,687

Johnson Matthey PLC	3,215	131,628

Mondi PLC	5,559	122,997

Moneysupermarket.com Group PLC	14,453	70,078

Next PLC	1,598	116,191

Pagegroup PLC	9,230	56,528

Persimmon PLC	11,502	325,233

Reckitt Benckiser Group PLC	10,873	904,206

Redrow PLC	6,851	53,652

RELX PLC	29,913	639,826

Renishaw PLC	825	39,840

Rentokil Initial PLC	8,853	40,756

Rightmove PLC	10,499	69,772

Rotork PLC	6,706	24,712

Sage Group PLC (The)	15,794	144,310

Savills PLC	2,761	32,541

Segro PLC	18,905	165,886

Smith & Nephew PLC	8,512	168,925

Softcat PLC	4,767	51,557

Spirax-Sarco Engineering PLC	946	88,630

SSE PLC	39,840	616,214

SSP Group PLC	2,362	21,308

Superdry PLC	2,746	19,608

Synthomer PLC	11,403	56,374

Telecom Plus PLC	2,651	52,507

Unilever N.V. CVA	33,907	1,971,393

Unilever PLC	22,614	1,295,083

Unite Group PLC (The)	1,903	22,751

WH Smith PLC	1,929	53,338

Total United Kingdom		12,980,546
TOTAL COMMON STOCKS (Cost: $42,360,798)		41,093,026

RIGHTS – 0.0%

Sweden – 0.0%

AF Poyry AB, expiring 4/12/19* (Cost: $0)	1,487	3,046

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.4%

United States – 2.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c)
(Cost: $969,973)(d)	969,973	969,973

TOTAL INVESTMENTS IN SECURITIES – 101.8% (Cost: $43,330,771)		42,066,045

Other Assets less Liabilities – (1.8)%		(724,404)

NET ASSETS – 100.0%		$41,341,641
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,039,858 and the total market value of the collateral held by the Fund was $1,096,572. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $126,599.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 98.9%

Austria – 0.7%

Palfinger AG	23,540	$660,797

POLYTEC Holding AG(a)	52,604	500,292

Porr AG(a)	50,378	1,126,813

S IMMO AG	81,215	1,661,523

S&T AG*	18,580	465,235

Schoeller-Bleckmann Oilfield Equipment AG	5,466	454,175

Total Austria		4,868,835

Belgium – 2.3%

Bekaert S.A.	113,540	2,669,607

D’ieteren S.A./N.V.	72,144	2,859,543

Econocom Group S.A./N.V.(a)	261,473	1,066,924

Euronav N.V.(a)	130,626	1,064,115

Fagron	31,309	562,837

Greenyard N.V.(a)	36,583	137,198

Kinepolis Group N.V.	20,653	1,168,787

Ontex Group N.V.	117,244	2,640,847

Orange Belgium S.A.	102,285	2,205,133

Recticel S.A.	94,149	707,235

Total Belgium		15,082,226

Denmark – 2.9%

Alm Brand A/S	398,569	3,440,979

Matas A/S	209,645	2,074,803

Per Aarsleff Holding A/S	23,794	789,119

Ringkjoebing Landbobank A/S(a)	27,586	1,696,987

Scandinavian Tobacco Group A/S Class A(b)	272,510	3,401,943

Schouw & Co. A/S	27,709	2,062,135

Spar Nord Bank A/S	208,740	1,830,378

Sydbank A/S(a)	194,046	4,027,637

Total Denmark		19,323,981

Finland – 4.9%

Aktia Bank Oyj	112,639	1,185,087

Citycon Oyj(a)	476,448	4,881,154

Cramo Oyj	92,833	1,827,284

Finnair Oyj	216,207	1,946,999

Kemira Oyj	355,647	4,400,707

Lehto Group Oyj(a)	102,412	488,722

Oriola Oyj Class B	219,902	579,020

Raisio Oyj Class V	233,222	653,374

Ramirent Oyj	248,346	1,529,521

Rovio Entertainment Oyj(b)	61,103	406,580

Sanoma Oyj	191,537	1,878,613

Terveystalo Oyj*(b)	46,582	493,755

Tieto Oyj	179,633	5,486,264

Tikkurila Oyj	58,242	956,104

Tokmanni Group Corp.	168,423	1,571,535

Uponor Oyj	63,871	730,802

YIT Oyj(a)	579,840	3,362,794

Total Finland		32,378,315

France – 6.1%

Akka Technologies	8,899	605,530

Albioma S.A.	49,280	1,156,481

Beneteau S.A.	54,136	634,612

Bonduelle SCA	23,975	703,967

Chargeurs S.A.	33,007	697,505

Coface S.A.	303,233	2,683,023

Derichebourg S.A.	257,075	1,045,514

Europcar Mobility Group(b)	152,693	1,239,593

Gaztransport Et Technigaz S.A.	96,999	8,833,032

Interparfums S.A.	29,276	1,592,675

IPSOS	61,648	1,545,023

Jacquet Metal Service S.A.	23,212	387,305

Kaufman & Broad S.A.	51,032	2,086,912

Lectra	32,615	789,199

LISI	35,432	1,090,104

Maisons du Monde S.A.(b)	19,503	377,100

Mersen S.A.	17,909	579,143

Neopost S.A.	123,489	2,958,996

Nexans S.A.(a)	44,916	1,338,012

Oeneo S.A.	63,150	667,244

Rallye S.A.(a)	236,849	2,805,729

Tarkett S.A.(a)	74,603	1,603,319

Television Francaise 1	413,554	3,812,388

Vilmorin & Cie S.A.(a)	32,049	1,698,549

Total France		40,930,955

Georgia – 0.2%

Bank of Georgia Group PLC	66,052	1,422,722

Germany – 7.3%

alstria office REIT-AG	355,087	5,781,286

AURELIUS Equity Opportunities SE & Co. KGaA	139,118	6,338,946

BayWa AG	41,217	1,173,211

bet-at-home.com AG	42,252	2,751,674

Bilfinger SE	47,301	1,646,470

Borussia Dortmund GmbH & Co. KGaA	74,237	682,694

CANCOM SE	21,288	960,432

CompuGroup Medical SE	20,385	1,201,688

CropEnergies AG	189,383	1,105,773

Deutz AG	163,335	1,368,169

Elmos Semiconductor AG	20,368	445,512

Encavis AG	229,001	1,622,514

GFT Technologies SE	25,785	219,606

H&R GmbH & Co. KGaA	26,156	217,920

Hamburger Hafen und Logistik AG	111,469	2,550,821

Indus Holding AG	29,522	1,423,740

Jenoptik AG	27,207	1,014,239

Kloeckner & Co. SE	187,775	1,382,077

Koenig & Bauer AG	12,244	513,357

MLP SE	233,243	1,165,441

NORMA Group SE	24,273	1,179,048

OHB SE	15,390	622,104

Pfeiffer Vacuum Technology AG	6,796	1,040,853

RHOEN-KLINIKUM AG	28,502	821,849

RIB Software SE	32,267	532,596

Sixt Leasing SE	28,668	338,637

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2019

Investments	Shares	Value

SMA Solar Technology AG	15,345	$314,450

Takkt AG	103,257	1,699,711

VERBIO Vereinigte BioEnergie AG	143,523	1,115,997

Vossloh AG	21,545	985,816

Wacker Neuson SE	84,763	2,017,734

Washtec AG	22,090	1,686,655

Wuestenrot & Wuerttembergische AG	143,359	2,755,817

Total Germany		48,676,837

Ireland – 2.0%

C&C Group PLC	737,474	2,649,832

FBD Holdings PLC	33,147	335,716

Grafton Group PLC	221,507	2,336,499

Greencore Group PLC	1,126,313	2,964,638

Hibernia REIT PLC	908,911	1,363,482

Hostelworld Group PLC(b)	187,711	452,504

Irish Continental Group PLC	213,030	1,162,516

Origin Enterprises PLC	258,233	1,528,073

Total Produce PLC(a)	321,936	614,526

Total Ireland		13,407,786

Italy – 11.0%

Anima Holding SpA(b)	656,904	2,687,831

Aquafil SpA	54,436	611,235

Ascopiave SpA	402,932	1,590,299

ASTM SpA	118,756	3,233,620

Banca Farmafactoring SpA(b)	763,976	4,653,730

Banca IFIS SpA	103,723	1,713,205

Banca Popolare di Sondrio SCPA	531,819	1,455,859

Biesse SpA	16,202	352,569

BPER Banca(a)	706,083	2,886,677

Brunello Cucinelli SpA	27,188	935,685

Cairo Communication SpA	305,726	1,294,182

Cementir Holding SpA	134,174	947,634

Cerved Group SpA	292,742	2,912,329

CIR-Compagnie Industriali Riunite SpA	944,272	1,157,821

Credito Emiliano SpA	307,646	1,730,656

Datalogic SpA	44,675	1,043,397

doBank SpA(a)(b)	134,363	1,802,890

El.En. SpA(a)	16,832	355,127

Emak SpA(a)	57,395	83,522

Enav SpA(b)	1,207,644	6,587,462

Esprinet SpA	73,706	266,490

Falck Renewables SpA	428,487	1,556,444

Gamenet Group SpA(b)	132,058	1,337,497

Geox SpA(a)	345,521	640,924

Gima TT SpA(a)(b)	119,268	954,047

Gruppo MutuiOnline SpA	52,585	1,089,972

Immobiliare Grande Distribuzione SIIQ SpA	391,292	2,829,492

La Doria SpA	10,610	95,903

Maire Tecnimont SpA	566,226	2,159,132

MARR SpA	101,219	2,304,898

OVS SpA*(a)(b)	758,601	1,392,685

Piaggio & C. SpA	599,889	1,464,374

RAI Way SpA(b)	221,319	1,145,622

Reply SpA	12,029	775,288

SAES Getters SpA	29,077	718,280

Salini Impregilo SpA(a)	645,523	1,503,288

Saras SpA	3,047,350	5,649,254

Societa Cattolica di Assicurazioni SC	435,503	4,163,873

Technogym SpA(b)	92,019	1,133,459

Tod’s SpA(a)	39,534	1,833,338

Unieuro SpA*(b)	89,327	1,322,968

Zignago Vetro SpA	98,950	1,107,727

Total Italy		73,480,685

Netherlands – 5.0%

Accell Group N.V.	44,060	1,224,451

AMG Advanced Metallurgical Group N.V.	8,231	256,378

Amsterdam Commodities N.V.	35,585	781,551

Arcadis N.V.	119,500	1,862,426

BE Semiconductor Industries N.V.	330,934	8,814,096

Beter Bed Holding N.V.	10,048	49,530

BinckBank N.V.	247,860	1,753,350

Brunel International N.V.(a)	33,211	503,801

Corbion N.V.	60,904	1,832,746

ForFarmers N.V.	136,141	1,120,507

Intertrust N.V.(b)	178,206	3,361,656

Kendrion N.V.	21,285	470,349

Koninklijke BAM Groep N.V.(a)	422,588	1,823,989

Koninklijke Volkerwessels N.V.	111,866	2,308,689

PostNL N.V.	1,706,264	4,366,287

SIF Holding N.V.(a)	17,042	191,739

Sligro Food Group N.V.	66,340	2,379,951

Wessanen	37,493	457,195

Total Netherlands		33,558,691

Norway – 7.0%

ABG Sundal Collier Holding ASA	1,722,183	819,935

American Shipping Co. ASA*	216,737	804,119

Atea ASA*	241,208	3,506,810

Austevoll Seafood ASA	314,037	3,719,608

Borregaard ASA	115,418	1,145,924

Entra ASA(b)	297,974	4,505,111

Europris ASA*(b)	650,274	2,080,339

Grieg Seafood ASA	215,086	2,612,522

Hexagon Composites ASA	53,698	205,149

Kongsberg Gruppen ASA	128,659	1,960,154

Norway Royal Salmon ASA	69,016	1,602,861

Ocean Yield ASA(a)	623,818	4,628,869

Sbanken ASA(b)	57,042	518,648

Scatec Solar ASA(b)	98,437	1,013,907

Selvaag Bolig ASA	288,283	1,439,473

SpareBank 1 Nord Norge	357,884	2,647,268

SpareBank 1 SMN(a)	364,720	3,701,580

SpareBank 1 SR-Bank ASA	435,515	5,026,963

Sparebanken Vest	161,568	960,597

Veidekke ASA	290,771	3,055,736

XXL ASA(a)(b)	263,267	871,279

Total Norway		46,826,852

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2019

Investments	Shares	Value

Portugal – 3.2%

Altri, SGPS, S.A.	377,955	$2,962,219

Corticeira Amorim, SGPS, S.A.(a)	111,260	1,329,237

CTT-Correios de Portugal S.A.	843,982	2,444,976

Mota-Engil, SGPS, S.A.*(a)	580,417	1,329,511

REN – Redes Energeticas Nacionais, SGPS, S.A.	2,334,102	6,662,191

Semapa-Sociedade de Investimento e Gestao	73,322	1,195,426

Sonae Capital, SGPS, S.A.	875,095	859,775

Sonae, SGPS, S.A.	4,595,595	4,757,671

Total Portugal		21,541,006

Spain – 4.2%

Almirall S.A.	148,817	2,539,907

Applus Services S.A.	87,583	1,046,365

Atresmedia Corp. de Medios de Comunicacion S.A.(a)	701,996	3,293,250

Construcciones y Auxiliar de Ferrocarriles S.A.	26,504	1,275,217

Ence Energia y Celulosa S.A.	312,786	1,742,010

Ercros S.A.	39,427	138,833

Euskaltel S.A.(b)	351,405	3,276,946

Faes Farma S.A.	516,999	2,188,531

Fluidra S.A.*	59,178	680,428

Lar Espana Real Estate Socimi S.A.	276,678	2,311,369

Obrascon Huarte Lain S.A.(a)	1,853,187	2,335,755

Sacyr S.A.(a)	684,304	1,732,676

Talgo S.A.*(b)	149,093	964,276

Tecnicas Reunidas S.A.(a)	157,429	4,431,602

Total Spain		27,957,165

Sweden – 14.2%

Acando AB	262,521	1,168,924

AddTech AB Class B	53,451	1,112,206

AF Poyry AB Class B(a)	91,034	1,521,274

Alimak Group AB(a)(b)	47,846	682,976

Ambea AB(a)(b)	85,459	732,482

Arjo AB Class B	276,568	1,019,765

Atrium Ljungberg AB Class B	155,378	2,660,186

Attendo AB(b)	120,618	608,597

Avanza Bank Holding AB	33,746	1,451,668

Beijer Ref AB	69,497	1,120,158

Bergman & Beving AB	85,364	981,079

Betsson AB*	337,708	2,567,954

Bilia AB Class A	326,042	2,789,283

BioGaia AB Class B	19,549	960,030

Biotage AB	48,341	617,077

Bonava AB Class B	200,790	2,530,630

Bravida Holding AB(b)	223,858	1,977,851

Bufab AB	47,191	497,079

Bulten AB	65,149	558,402

Byggmax Group AB(a)	207,030	681,893

Catena AB	48,363	1,342,649

Clas Ohlson AB Class B(a)	283,746	2,187,297

Cloetta AB Class B	564,559	1,460,806

Coor Service Management Holding AB(b)	209,669	1,871,702

Duni AB	95,505	1,033,789

Dustin Group AB(b)	151,936	1,428,398

Evolution Gaming Group AB(b)	30,640	2,419,738

Fagerhult AB(a)	100,347	772,458

Global Gaming 555 AB(a)	109,877	195,107

Granges AB	110,427	1,139,355

Hemfosa Fastigheter AB	335,199	2,947,126

HIQ International AB*	168,976	1,093,071

Instalco Intressenter AB	17,163	146,181

Inwido AB	197,361	1,174,553

ITAB Shop Concept AB Class B(a)	196,996	430,085

JM AB(a)	247,420	4,444,080

KappAhl AB	345,337	629,294

KNOW IT AB	34,469	739,527

Kungsleden AB	384,426	3,067,019

Lagercrantz Group AB Class B	84,359	909,502

LeoVegas AB(a)(b)	120,412	376,219

Lindab International AB	107,714	982,459

Mycronic AB(a)	143,841	2,054,805

NCC AB Class B(a)	275,106	4,239,906

NetEnt AB*	550,140	2,001,792

New Wave Group AB Class B	28,368	185,954

Nobia AB	428,299	2,516,608

Nobina AB(b)	262,280	1,692,394

Nolato AB Class B	21,061	877,608

Nordic Waterproofing Holding A/S(b)	18,159	162,692

Paradox Interactive AB(a)	27,523	427,297

Peab AB	750,924	6,505,099

Platzer Fastigheter Holding AB Class B	149,392	1,232,142

Pricer AB Class B	218,676	269,240

Ratos AB Class B(a)	861,454	1,748,858

Resurs Holding AB(b)	590,933	3,669,719

Rottneros AB	524,141	619,342

Scandi Standard AB	143,868	949,265

Scandic Hotels Group AB(b)	109,947	983,860

SkiStar AB	103,683	1,143,997

Thule Group AB(b)	109,330	2,475,316

Vitrolife AB	22,499	513,397

Wihlborgs Fastigheter AB	236,994	3,237,834

Total Sweden		94,537,054

Switzerland – 2.0%

Ascom Holding AG Registered Shares	55,462	742,909

Autoneum Holding AG(a)	7,399	852,902

Bobst Group S.A. Registered Shares	19,127	1,157,146

Comet Holding AG Registered Shares*(a)	6,798	580,209

EFG International AG*	452,476	2,862,334

Huber + Suhner AG Registered Shares	17,943	1,295,413

Implenia AG Registered Shares	27,234	811,086

Kudelski S.A. Bearer Shares*(a)	34,101	204,763

Mobilezone Holding AG Registered Shares	143,225	1,436,708

Oriflame Holding AG	98,815	1,901,661

Swissquote Group Holding S.A. Registered Shares	13,485	491,521

u-blox Holding AG*	4,147	314,804

Ypsomed Holding AG Registered Shares*	5,730	733,583

Total Switzerland		13,385,039

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2019

Investments	Shares	Value

United Kingdom – 25.9%

A.G. Barr PLC	125,251	$1,317,092

AA PLC	729,178	864,642

Aggreko PLC	343,814	3,526,711

Ascential PLC	188,258	874,774

BCA Marketplace PLC	832,180	2,142,720

Biffa PLC(b)	158,106	457,365

Big Yellow Group PLC	176,965	2,286,343

Bodycote PLC	110,841	1,188,671

Bovis Homes Group PLC	173,364	2,402,468

Brewin Dolphin Holdings PLC	406,347	1,653,070

Card Factory PLC	1,371,134	3,221,342

Central Asia Metals PLC	386,315	1,193,029

Chesnara PLC	235,703	1,160,962

Civitas Social Housing PLC	982,068	1,228,497

Clipper Logistics PLC(a)	47,188	163,559

CMC Markets PLC(b)	493,036	533,877

Coats Group PLC	752,430	775,539

Computacenter PLC	85,245	1,228,529

Concentric AB	53,845	853,365

ContourGlobal PLC(b)	193,817	435,907

Costain Group PLC	174,896	763,459

Countryside Properties PLC(b)	401,631	1,699,826

Cranswick PLC	25,242	895,309

Crest Nicholson Holdings PLC	689,501	3,324,282

Dairy Crest Group PLC	252,549	2,043,612

Dart Group PLC	27,609	285,469

De La Rue PLC	187,732	943,027

DFS Furniture PLC	336,259	1,097,597

Dignity PLC	45,722	407,812

Diploma PLC	73,935	1,404,652

Domino’s Pizza Group PLC	439,214	1,385,010

Drax Group PLC	539,769	2,661,462

Dunelm Group PLC	334,201	3,786,505

Eco Animal Health Group PLC	28,540	163,632

Elementis PLC	348,289	737,487

EMIS Group PLC	77,153	1,055,610

Equiniti Group PLC(b)	333,184	903,044

Essentra PLC	378,128	2,034,933

Euromoney Institutional Investor PLC	59,922	982,264

FDM Group Holdings PLC	88,180	1,032,978

Ferrexpo PLC	487,882	1,574,079

Forterra PLC(b)	273,886	1,051,033

Galliford Try PLC	261,036	2,267,054

Games Workshop Group PLC	44,880	1,839,224

Gamma Communications PLC	29,704	378,543

Genus PLC	21,117	610,867

Go-Ahead Group PLC (The)	96,873	2,475,378

Greene King PLC	566,286	4,909,981

Greggs PLC	113,190	2,712,383

Halfords Group PLC	356,970	1,079,148

Hastings Group Holdings PLC(b)	1,120,822	3,163,416

Headlam Group PLC	169,889	987,328

Helical PLC	180,805	778,652

Hill & Smith Holdings PLC	54,771	887,121

Hilton Food Group PLC	73,722	912,603

Hochschild Mining PLC	285,380	768,272

Huntsworth PLC	179,396	201,035

Ibstock PLC(b)	424,265	1,325,707

Inland Homes PLC(a)	334,325	261,385

Inmarsat PLC	758,108	5,482,584

ITE Group PLC	649,017	591,991

J D Wetherspoon PLC	41,234	703,863

James Fisher & Sons PLC	31,972	823,224

James Halstead PLC(a)	141,390	819,860

John Laing Group PLC(b)	345,630	1,711,419

John Menzies PLC	134,161	853,115

Johnson Service Group PLC	465,724	843,538

Kcom Group PLC	880,613	806,681

Keller Group PLC	76,286	613,326

Kier Group PLC(a)	238,556	1,129,009

Lookers PLC	627,124	825,346

M&C Saatchi PLC(a)	71,262	348,217

Marshalls PLC	259,258	2,089,455

Marston’s PLC	1,988,901	2,661,613

McCarthy & Stone PLC(b)	880,088	1,472,490

McColl’s Retail Group PLC(a)	254,274	240,547

Mears Group PLC	237,429	788,924

Millennium & Copthorne Hotels PLC	144,439	858,244

MJ Gleeson PLC	80,502	843,381

Moneysupermarket.com Group PLC	666,246	3,230,394

Morgan Advanced Materials PLC	274,719	869,874

Morgan Sindall Group PLC	48,574	793,711

N Brown Group PLC	778,117	998,210

NCC Group PLC	335,773	612,541

Norcros PLC	18,732	46,743

Northgate PLC	236,577	1,152,936

Numis Corp. PLC	196,159	639,013

OneSavings Bank PLC	287,180	1,435,470

Pagegroup PLC	482,158	2,952,898

PayPoint PLC	124,914	1,394,932

Pendragon PLC	3,052,931	1,113,874

Pets at Home Group PLC	1,087,878	2,248,250

Photo-Me International PLC	1,042,374	1,083,896

Polar Capital Holdings PLC	154,051	1,047,843

Polypipe Group PLC	215,914	1,133,828

Premier Asset Management Group PLC	63,522	185,410

PZ Cussons PLC	653,929	1,671,825

QinetiQ Group PLC	429,402	1,685,312

Rank Group PLC	587,832	1,205,644

Redde PLC	666,350	1,033,262

Renewi PLC	1,161,613	355,705

Restaurant Group PLC (The)	694,091	1,067,234

RPS Group PLC	338,857	826,577

RWS Holdings PLC	160,447	1,007,720

Safestore Holdings PLC	211,129	1,641,042

Saga PLC	2,828,316	4,098,208

Savills PLC	158,993	1,873,906

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 31, 2019

Investments	Shares	Value

Senior PLC	303,864	$863,963

SIG PLC	533,897	987,886

Soco International PLC	633,390	567,833

Softcat PLC	105,223	1,138,020

Spire Healthcare Group PLC(b)	351,482	593,566

Spirent Communications PLC	634,503	1,188,923

St. Modwen Properties PLC	160,934	832,110

Staffline Group PLC	21,914	248,429

Stagecoach Group PLC	1,674,793	3,352,074

SThree PLC	191,626	671,689

Stock Spirits Group PLC	286,311	858,079

Superdry PLC	71,496	510,533

Synthomer PLC	256,902	1,270,065

TalkTalk Telecom Group PLC(a)	2,099,979	3,018,226

TBC Bank Group PLC	55,970	1,126,066

Ted Baker PLC	39,109	793,972

Telecom Plus PLC	128,055	2,536,304

Topps Tiles PLC	136,480	135,159

Trifast PLC	33,073	82,097

TT Electronics PLC	219,159	621,126

Tyman PLC	261,410	824,326

U & I Group PLC	46,700	113,916

Ultra Electronics Holdings PLC	76,443	1,589,761

Vesuvius PLC	263,539	2,038,106

Watkin Jones PLC	372,794	1,068,693

Wincanton PLC	248,646	766,256

Xaar PLC	37,319	51,449

XPS Pensions Group PLC	31,115	55,951

Total United Kingdom		173,117,304
TOTAL COMMON STOCKS (Cost: $759,090,722)		660,495,453

RIGHTS – 0.0%

Sweden – 0.0%

AF Poyry AB, expiring 4/12/19*(a)
(Cost: $0)	91,034	$186,479

EXCHANGE-TRADED FUND – 0.5%

United States – 0.5%

WisdomTree International MidCap Dividend Fund(c)
(Cost: $3,109,614)	50,468	3,133,558

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.4%

United States – 7.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(d)
(Cost: $49,222,738)(e)	49,222,738	49,222,738

TOTAL INVESTMENTS IN SECURITIES – 106.8% (Cost: $811,423,074)		713,038,228

Other Assets less Liabilities – (6.8)%		(45,636,140)

NET ASSETS – 100.0%		$667,402,088
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(e)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $59,533,467. The Fund also had securities on loan having a total market value of $711,056 that were sold and pending settlement. The total market value of the collateral held by the Fund was $63,742,201. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,519,463.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of Montreal	4/1/2019	497,000	GBP	648,838	USD	$—	$(1,222)

Barclays Bank PLC	4/1/2019	902,000	EUR	1,012,531	USD	280	—

Citibank N.A.	4/2/2019	478,000	DKK	71,815	USD	80	—

Citibank N.A.	4/2/2019	30,000	GBP	39,066	USD	25	—

Goldman Sachs	4/1/2019	5,699,000	NOK	659,778	USD	2,004	—

Goldman Sachs	4/1/2019	2,262,000	SEK	243,460	USD	413	—

Goldman Sachs	4/2/2019	69,000	CHF	69,304	USD	—	(20)

Royal Bank of Canada	4/2/2019	5,150,000	NOK	597,143	USD	888	—

Societe Generale	4/1/2019	179,000	CHF	179,732	USD	5	—
State Street Bank and Trust	4/1/2019	2,820,000	DKK	424,055	USD	91	—
						$3,786	$(1,242)

CURRENCY LEGEND

CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
NOK	Norwegian krone
SEK	Swedish krona
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments

WisdomTree International Dividend ex-Financials Fund (DOO)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.1%

Australia – 10.9%

Amcor Ltd.	192,176	$2,100,923

BHP Group Ltd.	76,005	2,078,081

BHP Group PLC	92,677	2,232,421

Rio Tinto Ltd.	33,562	2,334,249

South32 Ltd.	633,514	1,678,562

Telstra Corp., Ltd.	1,797,002	4,237,980

Wesfarmers Ltd.	65,628	1,615,343

Woodside Petroleum Ltd.	71,536	1,759,236

Woolworths Group Ltd.	70,940	1,531,923

Total Australia		19,568,718

Belgium – 1.0%

Anheuser-Busch InBev S.A./N.V.	21,869	1,835,777

China – 2.6%

China Mobile Ltd.	245,500	2,501,927

CNOOC Ltd.	1,106,000	2,071,121

Total China		4,573,048

Denmark – 1.6%

Coloplast A/S Class B	12,373	1,358,887

Novo Nordisk A/S Class B	28,142	1,474,686

Total Denmark		2,833,573

Finland – 3.2%

Fortum Oyj(a)	110,414	2,260,125

Kone Oyj Class B	36,006	1,817,703

Nokia Oyj	303,636	1,729,918

Total Finland		5,807,746

France – 8.4%

Bouygues S.A.	46,235	1,653,492

Carrefour S.A.	117,306	2,193,089

Engie S.A.	153,521	2,289,220

Publicis Groupe S.A.	23,455	1,257,039

Renault S.A.	18,853	1,247,071

Sanofi	27,740	2,452,582

Sodexo S.A.	15,741	1,734,956

TOTAL S.A.	38,413	2,135,898

Total France		14,963,347

Germany – 9.4%

BASF SE	17,455	1,284,345

Bayer AG Registered Shares	11,287	730,000

Bayerische Motoren Werke AG	22,493	1,736,368

Daimler AG Registered Shares	39,176	2,298,413

Deutsche Post AG Registered Shares	48,005	1,563,170

Deutsche Telekom AG Registered Shares	146,986	2,441,814

Evonik Industries AG	52,173	1,422,382

Innogy SE	52,870	2,264,778

Telefonica Deutschland Holding AG	831,582	2,613,543

United Internet AG Registered Shares	10,895	397,954

Total Germany		16,752,767

Hong Kong – 1.3%

Power Assets Holdings Ltd.	348,500	2,417,318

Italy – 3.4%

Eni SpA	138,042	2,441,877

Snam SpA	703,664	3,617,909

Total Italy		6,059,786

Japan – 12.3%

Bridgestone Corp.	43,900	1,691,986

Canon, Inc.	60,700	1,762,019

FUJIFILM Holdings Corp.	22,300	1,014,213

Fujitsu Ltd.	12,200	880,239

Hitachi Ltd.	25,200	816,208

Japan Tobacco, Inc.	79,700	1,976,569

Marubeni Corp.	220,700	1,525,369

Mitsubishi Corp.	60,300	1,674,682

Murata Manufacturing Co., Ltd.	14,400	717,105

Nissan Motor Co., Ltd.(a)	238,400	1,956,136

Nomura Research Institute Ltd.	15,500	704,386

Sekisui House Ltd.	108,900	1,802,456

Subaru Corp.(a)	67,500	1,538,318

Takeda Pharmaceutical Co., Ltd.	49,100	2,005,521

Tokyo Electron Ltd.(a)	8,500	1,228,712

Yahoo Japan Corp.	309,900	758,756

Total Japan		22,052,675

Netherlands – 1.5%

Koninklijke Ahold Delhaize N.V.	64,705	1,723,716

Koninklijke Philips N.V.	25,793	1,051,743

Total Netherlands		2,775,459

Norway – 0.7%

Equinor ASA	61,080	1,339,467

Portugal – 2.1%

EDP – Energias de Portugal S.A.	586,214	2,307,097

Galp Energia, SGPS, S.A.	90,337	1,448,490

Total Portugal		3,755,587

Singapore – 1.3%

Singapore Telecommunications Ltd.	1,082,300	2,413,102

Spain – 10.0%

Aena SME S.A.(b)	10,326	1,860,925

Endesa S.A.	149,887	3,827,156

Ferrovial S.A.	94,567	2,217,133

Iberdrola S.A.	329,561	2,895,992

Naturgy Energy Group S.A.	90,057	2,520,934

Repsol S.A.	124,165	2,127,529

Telefonica S.A.	289,352	2,426,669

Total Spain		17,876,338

Sweden – 3.5%

Hennes & Mauritz AB Class B	231,325	3,865,684

Telia Co. AB	517,799	2,341,883

Total Sweden		6,207,567

Switzerland – 7.9%

ABB Ltd. Registered Shares	72,762	1,366,982

Kuehne + Nagel International AG Registered Shares	12,083	1,657,333

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

March 31, 2019

Investments	Shares	Value

LafargeHolcim Ltd. Registered Shares*	36,876	$1,821,398

Nestle S.A. Registered Shares	20,167	1,921,727

Novartis AG Registered Shares	24,210	2,328,380

Roche Holding AG Genusschein	8,854	2,439,095

Swisscom AG Registered Shares(a)	5,388	2,634,759

Total Switzerland		14,169,674

United Kingdom – 18.0%

Anglo American PLC	87,296	2,335,879

AstraZeneca PLC	24,894	1,990,080

BP PLC	327,085	2,380,373

British American Tobacco PLC	45,315	1,885,984

BT Group PLC	1,290,248	3,748,365

GlaxoSmithKline PLC	121,716	2,532,558

Imperial Brands PLC	87,880	3,005,369

National Grid PLC	241,091	2,672,820

Rio Tinto PLC	43,887	2,551,111

Royal Dutch Shell PLC Class A	74,796	2,352,269

SSE PLC	178,573	2,762,026

Unilever PLC	27,380	1,568,027

Vodafone Group PLC	1,344,868	2,449,898

Total United Kingdom		32,234,759
TOTAL COMMON STOCKS (Cost: $191,658,497)		177,636,708

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.5%

United States – 3.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c)
(Cost: $6,169,610)(d)	6,169,610	6,169,610

TOTAL INVESTMENTS IN SECURITIES – 102.6% (Cost: $197,828,107)		183,806,318

Other Assets less Liabilities – (2.6)%		(4,617,365)

NET ASSETS – 100.0%		$179,188,953

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,092,582. The total market value of the collateral held by the Fund was $10,105,638. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,936,028.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Deutsche Bank AG	4/2/2019	85,266	USD	75,982	EUR	$—	$(51)
HSBC Holdings PLC	4/1/2019	34,819	USD	49,213	AUD	—	(139)
						$—	$(190)

CURRENCY LEGEND
AUD	Australian dollar
EUR	Euro
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments

WisdomTree International Equity Fund (DWM)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.2%

Australia – 7.7%

Adelaide Brighton Ltd.	88,414	$282,622

AGL Energy Ltd.	54,515	843,037

Alumina Ltd.	341,830	587,622

Amcor Ltd.	70,999	776,181

AMP Ltd.	334,400	498,836

Aristocrat Leisure Ltd.	22,009	383,192

ASX Ltd.	15,198	753,985

Aurizon Holdings Ltd.	186,026	601,253

AusNet Services	491,558	619,791

Australia & New Zealand Banking Group Ltd.	211,823	3,916,694

Bank of Queensland Ltd.	68,094	440,172

Bendigo & Adelaide Bank Ltd.	59,451	408,796

BHP Group Ltd.	179,512	4,908,103

BHP Group PLC	134,908	3,249,690

Boral Ltd.	86,392	281,682

Brambles Ltd.	93,067	777,455

Caltex Australia Ltd.	23,470	436,971

carsales.com Ltd.	35,190	316,215

CIMIC Group Ltd.	17,978	616,313

Cleanaway Waste Management Ltd.	205,209	323,610

Coca-Cola Amatil Ltd.	84,353	518,309

Cochlear Ltd.	3,266	402,010

Commonwealth Bank of Australia	134,702	6,759,227

Crown Resorts Ltd.	71,302	582,974

CSL Ltd.	10,158	1,406,635

Flight Centre Travel Group Ltd.	8,122	242,606

Fortescue Metals Group Ltd.	366,945	1,853,288

Harvey Norman Holdings Ltd.(a)	181,656	518,738

Iluka Resources Ltd.	38,359	245,235

Insurance Australia Group Ltd.	155,029	845,759

IOOF Holdings Ltd.(a)	49,274	214,211

JB Hi-Fi Ltd.(a)	25,098	444,818

Macquarie Group Ltd.	23,073	2,121,181

Magellan Financial Group Ltd.	19,831	513,188

Medibank Pvt Ltd.	251,102	492,302

National Australia Bank Ltd.	251,113	4,507,614

New Hope Corp., Ltd.	78,459	167,757

Orica Ltd.	21,339	267,238

Perpetual Ltd.	9,853	270,724

Premier Investments Ltd.	33,074	382,014

Qantas Airways Ltd.	78,927	317,332

QBE Insurance Group Ltd.	86,907	759,950

Ramsay Health Care Ltd.	8,692	397,320

REA Group Ltd.	6,690	354,992

Rio Tinto Ltd.	27,373	1,903,802

Sonic Healthcare Ltd.	29,282	510,859

South32 Ltd.	311,416	825,129

Star Entertainment Group Ltd. (The)	109,552	325,289

Suncorp Group Ltd.	86,785	849,506

Tabcorp Holdings Ltd.	144,053	472,756

Telstra Corp., Ltd.	1,357,742	3,202,047

Treasury Wine Estates Ltd.	39,745	421,517

Wesfarmers Ltd.	83,410	2,053,022

Westpac Banking Corp.	285,754	5,261,379

Woodside Petroleum Ltd.	56,852	1,398,122

Woolworths Group Ltd.	70,768	1,528,209

Total Australia		64,359,279

Austria – 0.4%

Andritz AG	8,651	371,455

Erste Group Bank AG*	20,968	771,299

Lenzing AG	2,656	284,808

Oesterreichische Post AG	10,890	460,989

OMV AG	15,391	835,920

Telekom Austria AG*	28,337	206,182

Vienna Insurance Group AG Wiener Versicherung Gruppe	11,635	299,174

Voestalpine AG	10,215	310,490

Total Austria		3,540,317

Belgium – 1.8%

Ageas	15,267	737,130

Anheuser-Busch InBev S.A./N.V.	104,037	8,733,309

Bekaert S.A.	5,991	140,863

bpost S.A.(a)	30,394	328,140

Euronav N.V.	42,715	347,968

KBC Group N.V.	24,013	1,679,255

Proximus SADP	36,081	1,041,603

Solvay S.A.	5,321	575,840

UCB S.A.	6,519	560,409

Umicore S.A.	13,999	622,306

Total Belgium		14,766,823

China – 3.4%

Beijing Enterprises Holdings Ltd.	78,000	442,168

China Aerospace International Holdings Ltd.(a)	1,346,000	97,736

China Jinmao Holdings Group Ltd.	728,000	474,826

China Mobile Ltd.	1,319,481	13,447,026

China Overseas Land & Investment Ltd.	425,175	1,614,050

China Power International Development Ltd.	1,789,866	458,300

China Resources Power Holdings Co., Ltd.	476,000	715,520

China South City Holdings Ltd.	3,090,000	495,978

China Unicom Hong Kong Ltd.	314,000	398,003

CITIC Ltd.	1,259,000	1,879,691

CNOOC Ltd.	2,360,700	4,420,702

Fosun International Ltd.	304,487	515,886

Guangdong Investment Ltd.	406,000	784,076

Lenovo Group Ltd.	1,081,003	972,220

Shanghai Industrial Holdings Ltd.	214,000	503,789

Shenzhen Investment Ltd.	1,218,000	465,481

Sino-Ocean Group Holding Ltd.	1,410,000	617,889

Sun Art Retail Group Ltd.	331,500	323,056

Total China		28,626,397

Denmark – 1.4%

AP Moller – Maersk A/S Class B	282	358,064

Carlsberg A/S Class B	3,591	448,939

Chr Hansen Holding A/S	7,117	722,121

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2019

Investments	Shares	Value

Coloplast A/S Class B	8,094	$888,938

Danske Bank A/S	57,540	1,010,833

H. Lundbeck A/S(a)	5,426	235,038

ISS A/S	8,493	258,674

Novo Nordisk A/S Class B	76,154	3,990,593

Novozymes A/S Class B	7,485	344,492

Orsted A/S(b)	13,983	1,060,821

Pandora A/S	6,467	303,087

SimCorp A/S	4,425	427,615

Sydbank A/S	8,577	178,025

Tryg A/S	24,495	672,736

Vestas Wind Systems A/S	6,840	576,117

Total Denmark		11,476,093

Finland – 1.8%

Elisa Oyj	16,441	742,492

Fortum Oyj(a)	69,665	1,426,011

Kesko Oyj Class B	8,758	533,392

Kone Oyj Class B	19,878	1,003,508

Metsa Board Oyj(a)	22,389	137,387

Metso Oyj	11,319	389,674

Neste Oyj(a)	10,182	1,086,121

Nokia Oyj	303,215	1,727,519

Nokian Renkaat Oyj(a)	11,329	379,588

Nordea Bank Abp(a)	420,700	3,209,009

Orion Oyj Class B(a)	11,459	430,006

Outokumpu Oyj(a)	35,257	128,187

Sampo Oyj Class A	31,097	1,411,007

Stora Enso Oyj Class R	33,617	411,252

UPM-Kymmene Oyj	35,305	1,030,698

Valmet Oyj(a)	13,596	344,407

Wartsila Oyj Abp	18,566	299,882

Total Finland		14,690,140

France – 11.0%

Accor S.A.	11,547	468,186

Aeroports de Paris	4,291	830,649

Air Liquide S.A.	12,998	1,654,321

Airbus SE	19,224	2,544,950

ALD S.A.(b)	19,295	269,734

Amundi S.A.(b)	9,350	588,974

Atos SE	2,894	279,459

AXA S.A.	172,363	4,341,052

BNP Paribas S.A.	89,692	4,291,281

Bouygues S.A.	23,511	840,818

Bureau Veritas S.A.	12,204	286,398

Capgemini SE	6,667	809,241

Carrefour S.A.	52,812	987,344

Casino Guichard Perrachon S.A.(a)	17,497	759,337

Christian Dior SE	4,128	1,968,537

Cie de Saint-Gobain	26,998	979,468

Cie Generale des Etablissements Michelin SCA	8,281	980,043

Cie Plastic Omnium S.A.	8,090	215,560

CNP Assurances	34,409	758,041

Coface S.A.	22,665	200,541

Covivio	3,608	383,248

Credit Agricole S.A.	201,642	2,438,476

Danone S.A.	26,231	2,023,159

Edenred	14,171	645,546

Eiffage S.A.	4,137	397,910

Electricite de France S.A.	176,303	2,413,154

Elis S.A.	10,320	166,053

Engie S.A.	185,985	2,773,305

EssilorLuxottica S.A.	10,072	1,101,304

Eurazeo SE	3,895	293,025

Eutelsat Communications S.A.	26,448	463,127

Getlink SE	19,246	292,064

Hermes International	1,335	881,715

ICADE	4,282	362,526

Imerys S.A.	4,013	200,247

JCDecaux S.A.	11,026	335,760

Kering S.A.	2,943	1,689,285

Klepierre S.A.	21,788	762,808

Korian S.A.	104	4,213

L’Oreal S.A.	14,554	3,918,801

Lagardere SCA	14,929	384,209

Legrand S.A.	6,985	467,920

LVMH Moet Hennessy Louis Vuitton SE	13,063	4,809,568

Metropole Television S.A.	20,917	386,121

Natixis S.A.	206,327	1,105,318

Nexity S.A.	6,084	297,167

Orange S.A.	152,648	2,485,311

Pernod Ricard S.A.	6,927	1,244,477

Peugeot S.A.	32,670	797,499

Publicis Groupe S.A.	12,736	682,568

Remy Cointreau S.A.	3,270	436,567

Renault S.A.	16,055	1,061,991

Rexel S.A.	19,576	221,018

Rubis SCA	5,068	276,677

Safran S.A.	11,607	1,593,274

Sanofi	77,265	6,831,246

Schneider Electric SE	24,097	1,892,389

SCOR SE	16,004	682,145

SEB S.A.	1,548	260,726

Societe BIC S.A.	3,193	284,849

Societe Generale S.A.	62,747	1,815,990

Sodexo S.A.	6,585	725,792

SPIE S.A.	10,516	186,092

Suez	49,482	656,174

Thales S.A.	6,964	834,734

TOTAL S.A.	172,233	9,576,762

Unibail-Rodamco-Westfield(a)	6,150	1,009,174

Valeo S.A.	10,326	299,719

Veolia Environnement S.A.	34,601	774,315

Vinci S.A.	25,728	2,505,227

Vivendi S.A.	42,998	1,247,080

Wendel S.A.	2,177	274,511

Total France		91,706,270

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2019

Investments	Shares	Value

Germany – 7.3%

1&1 Drillisch AG	8,000	$285,114

Aareal Bank AG	10,836	334,355

adidas AG	4,422	1,075,471

Allianz SE Registered Shares	23,945	5,331,083

AURELIUS Equity Opportunities SE & Co. KGaA	5,283	240,721

Aurubis AG	3,433	184,141

Axel Springer SE	8,661	447,739

BASF SE	43,991	3,236,873

Bayer AG Registered Shares	32,868	2,125,776

Bayerische Motoren Werke AG	38,759	2,992,037

Beiersdorf AG	4,616	480,678

Brenntag AG	6,966	359,019

Continental AG	5,732	863,735

Covestro AG(b)	8,592	472,922

Daimler AG Registered Shares	90,045	5,282,842

Deutsche Bank AG Registered Shares	37,066	302,158

Deutsche Boerse AG	6,673	856,424

Deutsche Lufthansa AG Registered Shares	25,128	552,026

Deutsche Post AG Registered Shares	65,762	2,141,385

Deutsche Telekom AG Registered Shares	298,546	4,959,615

Deutsche Wohnen SE Bearer Shares	11,488	557,637

Duerr AG	2,913	114,349

E.ON SE	101,066	1,124,833

Evonik Industries AG	22,527	614,149

Fielmann AG	6,271	433,046

Fraport AG Frankfurt Airport Services Worldwide	4,110	314,922

Freenet AG	20,126	432,874

Fresenius Medical Care AG & Co. KGaA	5,978	482,621

Fresenius SE & Co. KGaA	8,813	492,409

GEA Group AG	10,078	264,231

Hannover Rueck SE	7,331	1,053,646

HeidelbergCement AG	5,334	384,272

Hella GmbH & Co. KGaA	6,042	265,943

Henkel AG & Co. KGaA	5,820	553,840

Hochtief AG	1,926	278,977

Hugo Boss AG	4,405	301,122

Indus Holding AG	5,296	255,407

Infineon Technologies AG	26,846	533,097

Innogy SE	34,260	1,467,586

KION Group AG	3,411	178,442

LANXESS AG	2,633	140,550

LEG Immobilien AG	3,432	421,779

MAN SE	3,953	324,907

Merck KGaA	5,017	572,629

METRO AG	34,988	581,044

MTU Aero Engines AG	2,847	645,105

Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	9,669	2,290,792

OSRAM Licht AG	4,953	170,626

ProSiebenSat.1 Media SE	29,791	425,494

Rheinmetall AG	2,554	266,357

RWE AG	21,455	575,769

SAP SE	26,497	3,064,472

Siemens AG Registered Shares	36,812	3,965,618

Symrise AG	7,015	632,664

Talanx AG	12,007	463,244

Telefonica Deutschland Holding AG	340,299	1,069,511

ThyssenKrupp AG	9,497	130,577

TUI AG	39,723	381,355

Uniper SE	18,326	553,325

Volkswagen AG	9,124	1,486,532

Wacker Neuson SE	10,251	244,019

Total Germany		61,033,886

Hong Kong – 2.9%

AIA Group Ltd.	230,165	2,291,403

Bank of East Asia Ltd. (The)	157,858	512,790

BOC Hong Kong Holdings Ltd.	462,444	1,914,589

CLP Holdings Ltd.	123,500	1,431,665

Dah Sing Financial Holdings Ltd.	49,200	257,910

Galaxy Entertainment Group Ltd.	88,000	599,189

Hang Lung Group Ltd.	161,000	516,844

Hang Lung Properties Ltd.	230,000	561,379

Hang Seng Bank Ltd.	97,900	2,415,714

Henderson Land Development Co., Ltd.	186,509	1,185,587

Hong Kong & China Gas Co., Ltd.	543,517	1,303,064

Hong Kong Exchanges & Clearing Ltd.	30,135	1,050,317

Hopewell Holdings Ltd.	63,500	312,244

Hysan Development Co., Ltd.	49,000	262,479

MTR Corp., Ltd.	213,335	1,320,783

New World Development Co., Ltd.	568,772	943,371

PCCW Ltd.	1,565,000	972,898

Power Assets Holdings Ltd.	151,000	1,047,389

Sino Land Co., Ltd.	356,400	689,196

Sun Hung Kai Properties Ltd.	115,000	1,973,325

Swire Pacific Ltd. Class A	50,500	649,749

Swire Properties Ltd.	214,200	920,929

Wharf Holdings Ltd. (The)	236,000	712,514

Wheelock & Co., Ltd.	57,000	417,519

Total Hong Kong		24,262,847

Ireland – 0.4%

AIB Group PLC	168,034	755,085

CRH PLC	22,573	700,820

DCC PLC	5,291	457,446

Kerry Group PLC Class A	5,528	617,608

Kingspan Group PLC	7,530	348,856

Paddy Power Betfair PLC	3,232	249,497

Smurfit Kappa Group PLC	8,311	232,180

Total Ireland		3,361,492

Israel – 0.4%

Bank Hapoalim BM	86,022	569,554

Bezeq Israeli Telecommunication Corp., Ltd.	498,682	357,934

Delek Automotive Systems Ltd.	46,554	179,579

Harel Insurance Investments & Financial Services Ltd.	56,658	373,104

Israel Chemicals Ltd.	92,437	480,860

Mediterranean Towers Ltd.	262,079	471,538

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2019

Investments	Shares	Value

Naphtha Israel Petroleum Corp., Ltd.	36,979	$234,752

Paz Oil Co., Ltd.	3,994	596,676

Strauss Group Ltd.	20,760	497,414

Total Israel		3,761,411

Italy – 3.4%

A2A SpA	236,010	431,029

ACEA SpA	21,000	355,348

Ascopiave SpA	121,344	478,923

Assicurazioni Generali SpA	118,081	2,187,689

Azimut Holding SpA(a)	18,644	317,156

Banca Generali SpA	11,834	294,724

Banca Mediolanum SpA	72,525	514,260

Brembo SpA	18,153	206,073

Cementir Holding SpA	29,395	207,609

Datalogic SpA	8,681	202,747

Davide Campari-Milano SpA	39,230	385,432

De’ Longhi SpA	12,779	345,234

Enel SpA	524,592	3,359,873

Eni SpA	275,124	4,866,772

ERG SpA	22,801	431,907

Ferrari N.V.	1,751	234,950

FinecoBank Banca Fineco SpA	45,279	596,117

Hera SpA	91,150	329,969

Infrastrutture Wireless Italiane SpA(b)	38,330	343,020

Intesa Sanpaolo SpA	1,607,167	3,917,802

Iren SpA	99,636	254,407

Italgas SpA	70,486	435,615

MARR SpA	13,525	307,983

Mediobanca Banca di Credito Finanziario SpA	56,342	585,948

Piaggio & C. SpA	129,061	315,048

Poste Italiane SpA(b)	112,501	1,095,462

Prysmian SpA	10,458	198,042

Recordati SpA	9,935	387,208

Snam SpA	292,733	1,505,095

Societa Cattolica di Assicurazioni SC	29,647	283,457

Telecom Italia SpA RSP	1,124,510	639,409

Terna Rete Elettrica Nazionale SpA	144,709	917,724

UniCredit SpA	62,267	799,006

Unione di Banche Italiane SpA(a)	71,270	188,700

UnipolSai Assicurazioni SpA(a)	339,411	916,183

Total Italy		28,835,921

Japan – 16.9%

Aeon Co., Ltd.	35,200	736,692

AGC, Inc.	12,400	434,675

Aisin Seiki Co., Ltd.	16,300	582,432

AIT Corp.	36,800	370,045

Amada Holdings Co., Ltd.	53,700	531,251

ANA Holdings, Inc.	9,100	333,712

Aozora Bank Ltd.	12,400	306,513

Asahi Group Holdings Ltd.	14,700	654,750

Asahi Kasei Corp.	61,600	635,562

Astellas Pharma, Inc.	77,800	1,165,752

Azbil Corp.	20,900	488,866

Bandai Namco Holdings, Inc.	12,700	595,501

Bridgestone Corp.	42,500	1,638,027

Brother Industries Ltd.	21,000	388,562

Canon, Inc.	80,000	2,322,266

Chiba Bank Ltd. (The)	62,800	340,993

Chubu Electric Power Co., Inc.	34,400	537,204

Chugai Pharmaceutical Co., Ltd.	16,700	1,148,186

Concordia Financial Group Ltd.	88,000	339,486

Cosmo Energy Holdings Co., Ltd.(a)	9,900	198,921

Dai-ichi Life Holdings, Inc.	45,333	629,915

Daiichi Sankyo Co., Ltd.	29,300	1,350,047

Daiken Medical Co., Ltd.	105,400	529,452

Daikin Industries Ltd.	6,400	749,948

Daito Trust Construction Co., Ltd.	3,800	529,738

Daiwa House Industry Co., Ltd.	26,200	832,975

Daiwa Securities Group, Inc.	100,800	490,863

Denka Co., Ltd.	10,600	305,498

Denso Corp.	29,900	1,166,177

Dentsu, Inc.	10,900	460,383

Disco Corp.(a)	1,500	213,715

East Japan Railway Co.	7,300	704,377

Eisai Co., Ltd.	10,700	600,615

FamilyMart UNY Holdings Co., Ltd.	16,900	430,726

FANUC Corp.	6,800	1,159,904

Fast Retailing Co., Ltd.	1,700	799,124

FCC Co., Ltd.	12,900	272,836

France Bed Holdings Co., Ltd.(a)	76,700	625,048

Fuji Electric Co., Ltd.	7,600	215,603

FUJIFILM Holdings Corp.	17,900	814,099

Fujitsu Ltd.	7,600	548,345

Gurunavi, Inc.(a)	20,800	130,605

Hamamatsu Photonics K.K.	11,600	448,552

Hirose Electric Co., Ltd.(a)	4,805	504,876

Hitachi Ltd.	29,300	949,004

Hitachi Metals Ltd.	50,600	587,899

Honda Motor Co., Ltd.	73,400	1,986,114

Hoya Corp.	9,900	653,739

Hulic Co., Ltd.	29,400	288,462

I-Net Corp.(a)	25,700	305,795

Ichigo, Inc.	59,400	203,393

Iida Group Holdings Co., Ltd.	21,300	385,838

Isuzu Motors Ltd.	46,400	609,528

ITOCHU Corp.	89,400	1,617,414

Japan Airlines Co., Ltd.	16,100	567,140

Japan Exchange Group, Inc.	29,500	525,848

Japan Post Holdings Co., Ltd.	232,000	2,716,466

Japan Post Insurance Co., Ltd.(a)	25,500	551,768

Japan Tobacco, Inc.	137,744	3,416,066

JFE Holdings, Inc.	33,500	568,548

JXTG Holdings, Inc.	162,200	742,235

Kajima Corp.	32,500	479,785

Kaneka Corp.	7,200	269,630

Kansai Electric Power Co., Inc. (The)	30,800	454,132

Kao Corp.	11,900	937,292

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2019

Investments	Shares	Value

KDDI Corp.	109,200	$2,353,002

Kirin Holdings Co., Ltd.	34,400	821,268

Komatsu Ltd.	40,900	949,844

Kubota Corp.	44,400	641,621

Kyoei Steel Ltd.(a)	16,500	235,235

Kyoritsu Maintenance Co., Ltd.(a)	8,200	406,722

Kyoritsu Printing Co., Ltd.	67,500	135,994

Kyowa Hakko Kirin Co., Ltd.	19,000	413,696

Kyushu Financial Group, Inc.(a)	83,800	340,697

Lawson, Inc.	9,100	504,802

LIXIL Group Corp.	22,300	297,777

Makita Corp.	10,000	348,286

Marubeni Corp.	107,100	740,222

Marui Group Co., Ltd.(a)	20,500	413,945

Mazda Motor Corp.	34,600	387,154

Medipal Holdings Corp.	21,200	503,736

Michinoku Bank Ltd. (The)(a)	46,800	679,897

Mitsubishi Chemical Holdings Corp.	82,400	580,228

Mitsubishi Corp.	81,600	2,266,237

Mitsubishi Electric Corp.	89,100	1,145,094

Mitsubishi Estate Co., Ltd.	29,700	538,134

Mitsubishi Gas Chemical Co., Inc.	12,400	176,895

Mitsubishi Heavy Industries Ltd.	18,500	768,514

Mitsubishi Materials Corp.	9,200	242,873

Mitsubishi Motors Corp.	56,600	300,680

Mitsubishi Tanabe Pharma Corp.	38,500	514,446

Mitsubishi UFJ Financial Group, Inc.	507,600	2,522,293

Mitsui Fudosan Co., Ltd.	21,100	530,431

Mizuho Financial Group, Inc.	1,276,800	1,976,021

Monex Group, Inc.(a)	33,100	114,535

MS&AD Insurance Group Holdings, Inc.	29,930	911,272

Murata Manufacturing Co., Ltd.	16,200	806,743

Nabtesco Corp.	10,800	314,677

NEC Corp.	13,900	470,303

Nichiha Corp.	8,400	231,468

Nidec Corp.	4,000	506,844

Nintendo Co., Ltd.	3,000	855,400

Nippon Express Co., Ltd.	6,800	378,443

Nippon Kayaku Co., Ltd.(a)	34,000	401,789

Nippon Light Metal Holdings Co., Ltd.	146,900	322,507

Nippon Steel & Sumikin Bussan Corp.	6,700	272,395

Nippon Steel & Sumitomo Metal Corp.	50,500	891,512

Nippon Telegraph & Telephone Corp.	87,300	3,709,372

Nissan Motor Co., Ltd.(a)	308,200	2,528,863

Nisshinbo Holdings, Inc.(a)	32,800	286,557

Nitto Denko Corp.	6,600	346,741

NOK Corp.(a)	21,600	336,241

Nomura Holdings, Inc.	163,100	589,715

Nomura Real Estate Holdings, Inc.	13,800	264,941

Nomura Research Institute Ltd.	9,200	418,087

NSK Ltd.	38,500	360,704

NTT Data Corp.	48,300	532,812

NTT DOCOMO, Inc.	198,955	4,406,543

Obayashi Corp.	43,100	433,784

Oji Holdings Corp.	73,000	453,097

Omron Corp.	11,600	542,874

Ono Pharmaceutical Co., Ltd.	17,400	340,973

Oracle Corp.	5,300	355,775

Oriental Land Co., Ltd.	3,900	442,906

Otsuka Holdings Co., Ltd.	18,500	726,896

Outsourcing, Inc.(a)	13,000	160,437

Panasonic Corp.	75,400	650,013

Park24 Co., Ltd.	13,400	290,917

Pigeon Corp.	8,300	339,319

Qol Holdings Co., Ltd.	17,700	241,149

Recruit Holdings Co., Ltd.	29,900	853,900

Resona Holdings, Inc.	110,200	477,598

Ricoh Co., Ltd.(a)	24,600	257,146

San-In Godo Bank Ltd. (The)(a)	44,600	319,939

Sanwa Holdings Corp.	33,700	400,984

SBI Holdings, Inc.	20,500	456,729

Secom Co., Ltd.	9,500	813,832

Seiko Epson Corp.(a)	28,200	431,847

Seino Holdings Co., Ltd.	28,600	381,127

Sekisui House Ltd.	52,000	860,677

Seven & I Holdings Co., Ltd.	29,300	1,105,451

Seven Bank Ltd.	135,400	400,016

Shikoku Electric Power Co., Inc.(a)	28,800	350,747

Shimizu Corp.	43,200	375,465

Shin-Etsu Chemical Co., Ltd.	10,200	855,184

Shionogi & Co., Ltd.	11,900	736,674

Shizuoka Bank Ltd. (The)	60,800	463,065

Showa Shell Sekiyu K.K.	41,100	564,060

SMC Corp.	1,500	562,813

SoftBank Group Corp.	9,600	931,942

Sojitz Corp.	157,500	554,953

Sompo Holdings, Inc.	15,400	570,169

Sony Corp.	12,100	507,788

Sony Financial Holdings, Inc.	29,400	554,612

Subaru Corp.(a)	49,300	1,123,542

Sumitomo Chemical Co., Ltd.	100,500	467,611

Sumitomo Corp.	67,300	930,897

Sumitomo Electric Industries Ltd.	46,600	618,260

Sumitomo Heavy Industries Ltd.	13,000	421,060

Sumitomo Metal Mining Co., Ltd.	12,800	378,154

Sumitomo Mitsui Financial Group, Inc.	68,300	2,391,750

Sumitomo Mitsui Trust Holdings, Inc.	20,207	725,871

Sumitomo Realty & Development Co., Ltd.	10,000	414,329

Sumitomo Rubber Industries Ltd.	24,100	289,152

Suntory Beverage & Food Ltd.	10,900	512,084

Suzuken Co., Ltd.	8,800	509,626

Suzuki Motor Corp.	11,900	526,595

Sysmex Corp.	3,600	217,590

T&D Holdings, Inc.	30,200	317,593

Taisei Corp.	10,800	501,531

Takeda Pharmaceutical Co., Ltd.	49,200	2,009,606

Teijin Ltd.	19,800	326,646

Terumo Corp.	18,000	549,668

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2019

Investments	Shares	Value

Toda Corp.	51,200	$314,550

Toho Co., Ltd.	11,200	449,781

Tokai Tokyo Financial Holdings, Inc.(a)	58,700	212,664

Tokio Marine Holdings, Inc.	29,300	1,419,403

Tokyo Electron Device Ltd.	26,000	418,123

Tokyo Electron Ltd.(a)	8,200	1,185,346

Tokyo Gas Co., Ltd.	18,500	500,337

Toray Industries, Inc.	47,300	302,086

TOTO Ltd.	7,200	305,407

Toyo Ink SC Holdings Co., Ltd.	14,400	323,296

Toyo Kanetsu K.K.	12,100	219,076

Toyoda Gosei Co., Ltd.	12,600	266,833

Toyota Boshoku Corp.	18,800	284,501

Toyota Motor Corp.	143,610	8,416,660

Toyota Tsusho Corp.	20,900	680,711

Trend Micro, Inc.	9,100	443,140

Ube Industries Ltd.	14,500	298,030

Unicharm Corp.	14,200	469,934

USS Co., Ltd.	26,260	487,311

Wacoal Holdings Corp.	16,300	405,273

West Japan Railway Co.	8,820	664,498

Yahoo Japan Corp.	195,310	478,195

Yakult Honsha Co., Ltd.	4,000	279,713

Yamaha Corp.	6,900	344,735

Yamaha Motor Co., Ltd.	20,500	402,091

Yamato Holdings Co., Ltd.	12,600	325,459

Yuasa Trading Co., Ltd.	15,500	436,916

Total Japan		141,403,613

Netherlands – 2.3%

Aalberts Industries N.V.	8,675	300,307

ABN AMRO Group N.V. CVA(b)	74,909	1,690,642

Aegon N.V.	164,458	791,091

Akzo Nobel N.V.	9,686	859,089

ASML Holding N.V.	5,445	1,022,247

ASR Nederland N.V.	11,387	474,357

BE Semiconductor Industries N.V.	11,580	308,422

Boskalis Westminster(a)	12,389	320,648

Corbion N.V.	9,206	277,030

Euronext N.V.(b)	4,886	309,973

Heineken Holding N.V.	4,428	443,998

Heineken N.V.	13,521	1,428,328

ING Groep N.V.	249,137	3,016,753

Koninklijke Ahold Delhaize N.V.	63,029	1,679,068

Koninklijke DSM N.V.	8,017	874,623

Koninklijke KPN N.V.	262,779	833,843

Koninklijke Philips N.V.	36,927	1,505,746

NN Group N.V.	19,231	799,608

PostNL N.V.	81,675	209,004

Randstad N.V.(a)	10,911	532,569

Signify N.V.(b)	12,246	327,948

Wolters Kluwer N.V.	16,088	1,096,510

Total Netherlands		19,101,804

New Zealand – 0.5%

Abano Healthcare Group Ltd.	81,084	215,667

Air New Zealand Ltd.	99,872	172,666

Arvida Group Ltd.	539,776	478,565

Auckland International Airport Ltd.	75,430	418,748

Contact Energy Ltd.	87,459	413,951

Fisher & Paykel Healthcare Corp., Ltd.	39,097	418,627

Mercury NZ Ltd.	156,510	416,285

Meridian Energy Ltd.	166,432	475,025

PGG Wrightson Ltd.	220,080	73,546

Spark New Zealand Ltd.	209,661	543,357

Tourism Holdings Ltd.	66,562	215,174

Vector Ltd.	72,832	177,824

Z Energy Ltd.	73,671	314,525

Total New Zealand		4,333,960

Norway – 1.6%

Aker ASA Class A	8,051	615,165

Aker BP ASA	22,079	787,107

DNB ASA	85,003	1,567,476

Equinor ASA	162,252	3,558,141

Gjensidige Forsikring ASA(a)	33,720	583,432

Leroy Seafood Group ASA	47,509	345,135

Mowi ASA	55,500	1,240,623

Norsk Hydro ASA	97,382	395,223

Ocean Yield ASA	46,096	342,043

Orkla ASA	58,683	451,114

Salmar ASA	13,315	639,805

SpareBank 1 SR-Bank ASA	25,605	295,548

Storebrand ASA	39,324	306,588

Telenor ASA	100,974	2,024,968

Yara International ASA	7,360	301,524

Total Norway		13,453,892

Portugal – 0.4%

Altri, SGPS, S.A.	44,125	345,829

EDP – Energias de Portugal S.A.	237,512	934,750

Galp Energia, SGPS, S.A.	40,001	641,388

Jeronimo Martins, SGPS, S.A.	49,000	723,508

Navigator Co. S.A. (The)	74,173	339,804

REN – Redes Energeticas Nacionais, SGPS, S.A.	138,557	395,481

Semapa-Sociedade de Investimento e Gestao	5,863	95,589

Total Portugal		3,476,349

Singapore – 1.7%

CapitaLand Ltd.	164,800	444,090

City Developments Ltd.	37,600	251,222

ComfortDelGro Corp., Ltd.	230,400	437,156

DBS Group Holdings Ltd.	111,200	2,071,300

Hutchison Port Holdings Trust	1,855,936	436,145

Jardine Cycle & Carriage Ltd.	22,655	543,419

Keppel Corp., Ltd.	98,900	454,159

Keppel Infrastructure Trust(a)	881,700	302,688

Olam International Ltd.	304,700	445,409

Oversea-Chinese Banking Corp., Ltd.	182,061	1,485,252

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2019

Investments	Shares	Value

QAF Ltd.	531,274	$329,472

SATS Ltd.	121,900	459,881

Sheng Siong Group Ltd.	971,800	746,159

Singapore Airlines Ltd.	25,500	181,860

Singapore Technologies Engineering Ltd.	260,000	717,903

Singapore Telecommunications Ltd.	1,204,500	2,685,559

StarHub Ltd.	358,900	394,803

United Overseas Bank Ltd.	64,001	1,190,244

UOL Group Ltd.	67,800	347,885

Wilmar International Ltd.	267,000	652,470

Total Singapore		14,577,076

Spain – 4.2%

Acciona S.A.(a)	5,162	575,558

Acerinox S.A.	27,522	272,998

ACS Actividades de Construccion y Servicios S.A.	19,543	859,321

Aena SME S.A.(b)	8,092	1,458,319

Amadeus IT Group S.A.	15,512	1,243,620

Applus Services S.A.	26,592	317,698

Atresmedia Corp. de Medios de Comunicacion S.A.(a)	40,443	189,729

Banco Bilbao Vizcaya Argentaria S.A.	343,113	1,962,152

Banco de Sabadell S.A.	373,998	372,826

Banco Santander S.A.	931,299	4,333,941

Bankia S.A.	158,201	410,339

Bankinter S.A.	51,130	389,823

Bolsas y Mercados Espanoles SHMSF S.A.	8,576	239,969

CaixaBank S.A.	318,492	995,610

Cellnex Telecom S.A.*(a)(b)	17,492	513,806

Cia de Distribucion Integral Logista Holdings S.A.	12,324	290,598

Cie Automotive S.A.	9,095	244,891

Enagas S.A.	23,446	682,905

Ence Energia y Celulosa S.A.	42,852	238,657

Endesa S.A.	92,255	2,355,603

Ferrovial S.A.	43,671	1,023,871

Iberdrola S.A.	425,296	3,737,256

Industria de Diseno Textil S.A.	107,170	3,152,799

Mapfre S.A.	218,484	602,518

Mediaset Espana Comunicacion S.A.	90,240	674,426

Naturgy Energy Group S.A.	63,050	1,764,936

Obrascon Huarte Lain S.A.(a)	74,514	93,917

Red Electrica Corp. S.A.	38,221	815,412

Repsol S.A.	108,884	1,865,693

Telefonica S.A.	402,363	3,374,444

Zardoya Otis S.A.	41,457	343,539

Total Spain		35,397,174

Sweden – 2.9%

Alfa Laval AB	16,811	386,776

Assa Abloy AB Class B	25,885	560,103

Atlas Copco AB Class A	20,079	540,438

Atlas Copco AB Class B	27,735	688,045

Axfood AB(a)	25,345	472,727

Boliden AB	16,637	474,610

Castellum AB	16,755	325,786

Dometic Group AB(a)(b)	29,727	234,123

Electrolux AB Series B	19,585	504,443

Essity AB Class B	26,120	754,991

Evolution Gaming Group AB(b)	3,413	269,535

Fabege AB	62,110	903,998

Hemfosa Fastigheter AB	18,071	158,883

Hennes & Mauritz AB Class B	156,758	2,619,591

ICA Gruppen AB(a)	17,249	693,657

Intrum AB(a)	9,489	273,152

Investment AB Latour Class B(a)	31,901	428,199

NCC AB Class B(a)	18,589	286,492

Nobia AB	40,758	239,487

Peab AB	37,839	327,791

Saab AB Class B(a)	5,542	177,995

Sandvik AB	52,137	848,780

Securitas AB Class B	24,295	393,553

Skandinaviska Enskilda Banken AB Class A(a)	181,183	1,572,090

Skanska AB Class B(a)	41,694	759,233

SKF AB Class B(a)	25,563	425,531

SSAB AB Class A(a)	69,044	248,848

Svenska Cellulosa AB SCA Class B	22,778	197,935

Svenska Handelsbanken AB Class A(a)	127,904	1,352,774

Swedbank AB Class A(a)	97,403	1,379,350

Swedish Match AB	12,733	650,563

Tele2 AB Class B	61,208	817,290

Telefonaktiebolaget LM Ericsson Class B	87,924	809,728

Telia Co. AB	351,127	1,588,065

Trelleborg AB Class B	15,722	244,001

Volvo AB Class A	8,196	127,155

Volvo AB Class B	81,154	1,259,924

Total Sweden		23,995,642

Switzerland – 8.3%

ABB Ltd. Registered Shares	106,699	2,004,557

Adecco Group AG Registered Shares	10,701	570,777

Baloise Holding AG Registered Shares	4,635	765,596

Cembra Money Bank AG	3,048	288,151

Cie Financiere Richemont S.A. Registered Shares	17,852	1,300,315

Clariant AG Registered Shares*	23,351	490,749

Coca-Cola HBC AG*	12,644	430,841

Credit Suisse Group AG Registered Shares*	75,654	881,579

Dufry AG*	3,423	359,520

EMS-Chemie Holding AG Registered Shares	1,010	547,645

Flughafen Zurich AG Registered Shares	2,028	370,005

Geberit AG Registered Shares	1,578	644,890

Givaudan S.A. Registered Shares*	442	1,129,077

Helvetia Holding AG Registered Shares	633	386,448

Julius Baer Group Ltd.*	8,013	323,690

Kuehne + Nagel International AG Registered Shares	7,175	984,140

LafargeHolcim Ltd. Registered Shares*	32,978	1,628,866

Logitech International S.A. Registered Shares	14,590	571,792

Lonza Group AG Registered Shares*	2,120	657,351

Nestle S.A. Registered Shares	137,574	13,109,522

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Equity Fund (DWM)

March 31, 2019

Investments	Shares	Value

Novartis AG Registered Shares	139,963	$13,460,846

Partners Group Holding AG	886	644,105

Roche Holding AG Bearer Shares	5,477	1,492,577

Roche Holding AG Genusschein	42,759	11,779,227

Schindler Holding AG Participation Certificate	3,647	755,840

SGS S.A. Registered Shares	358	890,776

STMicroelectronics N.V.	17,349	256,751

Sunrise Communications Group AG*(a)(b)	5,578	410,551

Swatch Group AG (The) Bearer Shares	1,766	505,382

Swiss Life Holding AG Registered Shares*	1,936	852,431

Swiss Re AG	24,774	2,419,937

Swisscom AG Registered Shares(a)	3,641	1,780,467

UBS Group AG Registered Shares*	197,977	2,399,420

Vontobel Holding AG Registered Shares	8,925	479,901

Zurich Insurance Group AG	11,178	3,699,437

Total Switzerland		69,273,159

United Kingdom – 18.5%

Admiral Group PLC	25,826	730,261

Aggreko PLC	27,593	283,038

Anglo American PLC	92,024	2,462,391

Antofagasta PLC	59,398	747,670

Ashmore Group PLC	51,709	287,845

Associated British Foods PLC	17,562	558,145

AstraZeneca PLC	66,390	5,307,359

Aviva PLC	234,471	1,259,996

Babcock International Group PLC	30,270	194,653

BAE Systems PLC	160,037	1,005,979

Barclays PLC	331,186	667,525

Barratt Developments PLC	128,859	1,006,115

Bellway PLC	12,162	482,563

Berkeley Group Holdings PLC	12,555	603,513

Bodycote PLC	28,262	303,085

BP PLC	1,587,702	11,554,560

Brewin Dolphin Holdings PLC	61,955	252,041

British American Tobacco PLC	174,935	7,280,695

British Land Co. PLC (The)	73,022	560,442

BT Group PLC	1,029,513	2,990,891

Bunzl PLC	8,921	294,333

Burberry Group PLC	15,061	383,575

Carnival PLC	9,312	456,845

Centrica PLC	624,009	928,578

Close Brothers Group PLC	12,438	235,817

CNH Industrial N.V.	31,267	318,220

Coca-Cola European Partners PLC	15,383	792,822

Compass Group PLC	51,054	1,200,461

Costain Group PLC	62,574	273,149

Countryside Properties PLC(b)	53,591	226,814

Derwent London PLC	7,285	305,950

Diageo PLC	90,384	3,695,777

Direct Line Insurance Group PLC	121,085	556,963

Dixons Carphone PLC	127,553	243,910

easyJet PLC	18,421	268,239

Electrocomponents PLC	48,132	352,352

Equiniti Group PLC(b)	88,301	239,326

Evraz PLC	136,642	1,104,631

Fresnillo PLC	40,896	464,045

G4S PLC	100,492	240,286

GlaxoSmithKline PLC	381,345	7,934,687

Greene King PLC	28,421	246,424

Halma PLC	18,436	401,665

Hammerson PLC	56,805	248,558

Hastings Group Holdings PLC(b)	100,679	284,157

Howden Joinery Group PLC	48,986	309,773

HSBC Holdings PLC	1,335,554	10,847,254

Ibstock PLC(b)	56,388	176,196

IMI PLC	24,415	304,778

Imperial Brands PLC	96,379	3,296,023

Inchcape PLC	44,139	328,413

Informa PLC	49,059	475,740

Inmarsat PLC	40,280	291,302

InterContinental Hotels Group PLC	7,492	450,537

International Consolidated Airlines Group S.A.	92,570	616,585

Intertek Group PLC	6,140	388,595

Investec PLC	36,375	209,643

ITV PLC	352,452	583,723

J Sainsbury PLC	156,465	480,549

Jardine Lloyd Thompson Group PLC	12,562	313,301

Johnson Matthey PLC	6,546	268,005

Jupiter Fund Management PLC	61,969	292,149

Kingfisher PLC	143,716	439,708

Land Securities Group PLC	38,953	463,621

Legal & General Group PLC	433,523	1,555,176

Lloyds Banking Group PLC	4,193,050	3,395,178

London Stock Exchange Group PLC	8,574	530,799

Lookers PLC	241,720	318,123

Man Group PLC	134,829	238,586

Marks & Spencer Group PLC	183,736	667,735

McCarthy & Stone PLC(b)	132,753	222,111

Micro Focus International PLC	26,103	679,080

Mondi PLC	18,529	409,969

Morgan Advanced Materials PLC	100,079	316,891

National Grid PLC	261,013	2,893,682

Next PLC	7,013	509,917

PayPoint PLC	29,863	333,484

Pearson PLC	36,679	399,658

Pennon Group PLC	39,763	385,283

Persimmon PLC	41,489	1,173,151

Polar Capital Holdings PLC	40,437	275,049

PRS REIT PLC (The)(a)	394,644	507,042

Prudential PLC	74,865	1,499,875

PZ Cussons PLC	139,558	356,792

Reckitt Benckiser Group PLC	27,499	2,286,836

Redde PLC	151,584	235,051

Redrow PLC	37,531	293,918

RELX PLC	88,952	1,902,645

Rentokil Initial PLC	95,315	438,800

Rio Tinto PLC	98,346	5,716,763

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (concluded)

WisdomTree International Equity Fund (DWM)

March 31, 2019

Investments	Shares	Value

Rolls-Royce Holdings PLC*	41,169	$484,524

Rotork PLC	95,357	351,393

Royal Dutch Shell PLC Class A	338,091	10,632,665

Royal Dutch Shell PLC Class B	311,469	9,854,276

Royal Mail PLC	74,867	232,475

RPC Group PLC	31,230	321,485

RSA Insurance Group PLC	53,431	353,547

Saga PLC	182,581	264,558

Sage Group PLC (The)	61,697	563,725

Schroders PLC	9,957	350,570

Segro PLC	81,223	712,711

Severn Trent PLC	20,102	517,592

Smith & Nephew PLC	21,006	416,874

Smiths Group PLC	22,559	421,826

Soco International PLC	128,971	115,622

Spectris PLC	8,574	280,426

Spirax-Sarco Engineering PLC	3,741	350,492

SSE PLC	107,468	1,662,230

St. James’s Place PLC	26,629	356,705

Stagecoach Group PLC	176,401	353,064

Standard Chartered PLC	60,005	462,335

Standard Life Aberdeen PLC	210,173	722,869

TalkTalk Telecom Group PLC(a)	257,654	370,317

Tate & Lyle PLC	44,060	416,699

Tesco PLC	170,705	516,277

TP ICAP PLC	37,572	144,035

Travis Perkins PLC	17,139	306,185

Unilever N.V. CVA	72,653	4,224,130

Unilever PLC	56,847	3,255,575

United Utilities Group PLC	58,101	616,570

Vodafone Group PLC	3,010,550	5,484,212

WH Smith PLC	22,771	629,635

Whitbread PLC	8,044	532,263

William Hill PLC	85,365	178,588

WM Morrison Supermarkets PLC	145,254	430,691

Total United Kingdom		155,200,981
TOTAL COMMON STOCKS (Cost: $790,570,091)		830,634,526

RIGHTS – 0.0%

Singapore – 0.0%

Keppel Infrastructure Trust, expiring 4/4/19* (Cost: $0)	104,041	1,843

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree International Dividend Ex-Financials Fund(c)

(Cost: $19,711)	482	19,842

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.0%

United States – 3.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(d)
(Cost: $24,868,219)(e)	24,868,219	$24,868,219

TOTAL INVESTMENTS IN SECURITIES – 102.2% (Cost: $815,458,021)		855,524,430

Other Assets less Liabilities – (2.2)%		(18,264,280)

NET ASSETS – 100.0%		$837,260,150

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(e)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $34,526,658. The total market value of the collateral held by the Fund was $36,452,056. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,583,837.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments

WisdomTree International High Dividend Fund (DTH)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.1%

Australia – 9.8%

Adelaide Brighton Ltd.	24,592	$78,610

AGL Energy Ltd.	21,674	335,174

Alumina Ltd.	137,073	235,635

Amcor Ltd.	31,857	348,270

AMP Ltd.	104,024	155,176

ASX Ltd.	4,592	227,813

Aurizon Holdings Ltd.	88,319	285,455

AusNet Services	136,807	172,496

Australia & New Zealand Banking Group Ltd.	81,139	1,500,293

Bank of Queensland Ltd.	18,147	117,306

Bendigo & Adelaide Bank Ltd.	19,308	132,765

BHP Group Ltd.	86,664	2,369,512

BHP Group PLC	66,716	1,607,068

Boral Ltd.	30,121	98,210

Brambles Ltd.	38,214	319,229

Caltex Australia Ltd.	9,562	178,028

CIMIC Group Ltd.	8,096	277,543

Coca-Cola Amatil Ltd.	32,232	198,050

Commonwealth Bank of Australia	50,143	2,516,131

Crown Resorts Ltd.	25,462	208,181

CSR Ltd.	47,824	112,786

Downer EDI Ltd.	18,627	101,619

DuluxGroup Ltd.	11,148	58,600

Event Hospitality and Entertainment Ltd.	9,668	93,538

Fortescue Metals Group Ltd.	185,336	936,056

Harvey Norman Holdings Ltd.(a)	65,834	187,996

Insurance Australia Group Ltd.	57,027	311,110

JB Hi-Fi Ltd.(a)	5,892	104,425

Macquarie Group Ltd.	8,469	778,585

Magellan Financial Group Ltd.	3,569	92,359

Medibank Pvt Ltd.	46,990	92,127

Metcash Ltd.	30,225	56,896

Mineral Resources Ltd.	7,145	80,192

National Australia Bank Ltd.	95,347	1,711,530

New Hope Corp., Ltd.	44,169	94,440

Nine Entertainment Co. Holdings Ltd.	69,819	84,809

Orora Ltd.	28,207	59,910

Platinum Asset Management Ltd.(a)	15,779	51,447

Premier Investments Ltd.	6,334	73,160

Rio Tinto Ltd.	13,461	936,217

Sonic Healthcare Ltd.	10,591	184,773

South32 Ltd.	140,005	370,958

Suncorp Group Ltd.	33,554	328,447

Super Retail Group Ltd.	11,823	67,440

Tabcorp Holdings Ltd.	57,100	187,392

Telstra Corp., Ltd.	691,046	1,629,736

Wesfarmers Ltd.	41,538	1,022,401

Westpac Banking Corp.	109,086	2,008,521

Whitehaven Coal Ltd.	26,023	74,866

Woodside Petroleum Ltd.	26,645	655,262

Woolworths Group Ltd.	34,214	738,839

Total Australia		24,647,382
Investments	Shares	Value

Austria – 0.4%

Andritz AG	3,485	$149,638

Erste Group Bank AG*	7,239	266,284

Lenzing AG	1,018	109,162

Oesterreichische Post AG	4,066	172,120

UNIQA Insurance Group AG	9,474	94,464

Vienna Insurance Group AG Wiener Versicherung Gruppe	3,194	82,128

Total Austria		873,796

Belgium – 2.5%

Ageas	4,540	219,203

Anheuser-Busch InBev S.A./N.V.	51,849	4,352,426

bpost S.A.(a)	13,141	141,873

Cofinimmo S.A.	1,025	136,269

KBC Group N.V.	8,828	617,352

Proximus SADP	17,537	506,266

Solvay S.A.	2,172	235,054

Warehouses De Pauw CVA	741	118,980

Total Belgium		6,327,423

China – 4.6%

China Aerospace International Holdings Ltd.	1,540,000	111,822

China Jinmao Holdings Group Ltd.	212,000	138,273

China Mobile Ltd.	662,500	6,751,635

China Overseas Land & Investment Ltd.	126,000	478,321

China Power International Development Ltd.	647,000	165,666

China Resources Power Holdings Co., Ltd.	190,000	285,607

CITIC Telecom International Holdings Ltd.	311,000	139,852

CNOOC Ltd.	1,265,000	2,368,869

Guangdong Investment Ltd.	126,000	243,334

Lenovo Group Ltd.	496,000	446,087

Shanghai Industrial Holdings Ltd.	57,000	134,187

Shenzhen Investment Ltd.	374,000	142,931

Sino-Ocean Group Holding Ltd.	218,500	95,751

Yuexiu Property Co., Ltd.	684,000	164,684

Total China		11,667,019

Denmark – 0.5%

Danske Bank A/S	19,844	348,609

ISS A/S	4,122	125,545

Pandora A/S	2,854	133,758

Scandinavian Tobacco Group A/S Class A(b)	11,265	140,629

Topdanmark A/S	5,152	257,575

Tryg A/S	8,141	223,586

Total Denmark		1,229,702

Finland – 2.3%

DNA Oyj	4,743	98,418

Elisa Oyj	4,774	215,599

Fortum Oyj(a)	34,086	697,725

Kesko Oyj Class B	2,448	149,091

Kone Oyj Class B	11,706	590,958

Konecranes Oyj(a)	1,781	63,374

Metso Oyj	4,503	155,023

Nokia Oyj	150,041	854,835

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (continued)

WisdomTree International High Dividend Fund (DTH)

March 31, 2019

Investments	Shares	Value

Nokian Renkaat Oyj(a)	4,147	$138,949

Nordea Bank Abp(a)	160,126	1,221,407

Orion Oyj Class B(a)	4,894	183,650

Outokumpu Oyj(a)	13,800	50,174

Sampo Oyj Class A	16,911	767,326

Tieto Oyj	4,278	130,657

UPM-Kymmene Oyj	15,164	442,699

Valmet Oyj(a)	2,918	73,917

Total Finland		5,833,802

France – 10.0%

ALD S.A.(b)	10,518	147,036

Amundi S.A.(b)	4,031	253,920

AXA S.A.	66,433	1,673,150

BNP Paribas S.A.	31,822	1,522,512

Bouygues S.A.	12,342	441,384

Carrefour S.A.	23,202	433,772

Casino Guichard Perrachon S.A.(a)	7,186	311,859

Cie Generale des Etablissements Michelin SCA	4,032	477,181

CNP Assurances	12,665	279,014

Covivio	1,886	200,334

Credit Agricole S.A.	70,540	853,047

Electricite de France S.A.	84,677	1,159,020

Engie S.A.	88,600	1,321,154

Eutelsat Communications S.A.	12,445	217,922

Gaztransport Et Technigaz S.A.	1,622	147,704

ICADE	2,517	213,096

Kaufman & Broad S.A.	1,562	63,877

Klepierre S.A.	9,374	328,188

Lagardere SCA	5,895	151,712

Metropole Television S.A.	6,341	117,053

Natixis S.A.	90,733	486,067

Nexity S.A.	1,450	70,824

Orange S.A.	84,297	1,372,467

Publicis Groupe S.A.	5,710	306,020

Renault S.A.	7,823	517,469

Rexel S.A.	11,669	131,746

Sanofi	40,047	3,540,683

Schneider Electric SE	13,595	1,067,644

SCOR SE	3,506	149,437

Societe BIC S.A.	1,314	117,222

Societe Generale S.A.	21,579	624,528

Sodexo S.A.	3,159	348,182

Suez	24,189	320,767

TOTAL S.A.	87,807	4,882,379

Unibail-Rodamco-Westfield(a)	2,671	438,293

Veolia Environnement S.A.	15,443	345,590

Total France		25,032,253

Germany – 7.7%

Aareal Bank AG	3,597	110,989

Allianz SE Registered Shares	8,940	1,990,390

AURELIUS Equity Opportunities SE & Co. KGaA	1,543	70,307

Axel Springer SE	2,841	146,868

BASF SE	23,777	1,749,520
Investments	Shares	Value

Bayerische Motoren Werke AG	20,839	$1,608,686

Daimler AG Registered Shares	45,796	2,686,801

Deutsche Lufthansa AG Registered Shares	12,438	273,245

Deutsche Post AG Registered Shares	33,030	1,075,544

Deutsche Telekom AG Registered Shares	158,534	2,633,656

E.ON SE	47,593	529,695

Evonik Industries AG	12,593	343,320

Freenet AG	6,972	149,955

Hannover Rueck SE	2,477	356,006

Hugo Boss AG	1,970	134,668

Innogy SE	20,481	877,339

LEG Immobilien AG	737	90,574

MAN SE	3,172	260,715

METRO AG	17,565	291,701

Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	3,564	844,388

ProSiebenSat.1 Media SE	12,931	184,689

Siemens AG Registered Shares	18,863	2,032,040

Talanx AG	3,498	134,957

Telefonica Deutschland Holding AG	158,805	499,101

TLG Immobilien AG	4,112	123,925

TUI AG	15,640	150,150

Total Germany		19,349,229

Hong Kong – 2.3%

Bank of East Asia Ltd. (The)	44,400	144,230

BOC Hong Kong Holdings Ltd.	154,047	637,778

CLP Holdings Ltd.	61,000	707,138

Hang Lung Properties Ltd.	104,000	253,841

Hang Seng Bank Ltd.	31,018	765,379

Henderson Land Development Co., Ltd.	71,200	452,599

Hopewell Holdings Ltd.	35,500	174,562

Hysan Development Co., Ltd.	22,000	117,848

New World Development Co., Ltd.	217,489	360,729

PCCW Ltd.	348,380	216,574

Power Assets Holdings Ltd.	72,018	499,542

Sino Land Co., Ltd.	124,000	239,788

Sun Hung Kai Properties Ltd.	46,000	789,330

Swire Pacific Ltd. Class B	87,500	175,001

Wharf Holdings Ltd. (The)	77,000	232,473

Total Hong Kong		5,766,812

Israel – 0.5%

Bank Leumi Le-Israel BM	31,339	204,733

Bezeq Israeli Telecommunication Corp., Ltd.	183,895	131,992

Carasso Motors Ltd.	18,150	82,815

Delek Automotive Systems Ltd.	16,824	64,898

Delek Group Ltd.	1,010	174,597

First International Bank of Israel Ltd.	6,159	145,043

Harel Insurance Investments & Financial Services Ltd.	19,057	125,494

Israel Chemicals Ltd.	41,015	213,361

Mediterranean Towers Ltd.	64,816	116,618

Total Israel		1,259,551

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International High Dividend Fund (DTH)

March 31, 2019

Investments	Shares	Value

Italy – 3.6%

A2A SpA	67,828	$123,875

ACEA SpA	5,625	95,183

Ascopiave SpA	27,301	107,752

Assicurazioni Generali SpA	42,627	789,751

Azimut Holding SpA(a)	10,962	186,476

Banca Mediolanum SpA	22,980	162,947

De’ Longhi SpA	5,390	145,615

Enav SpA(b)	18,944	103,336

Enel SpA	279,055	1,787,274

Eni SpA	135,631	2,399,228

ERG SpA	5,809	110,037

FinecoBank Banca Fineco SpA	9,129	120,187

Hera SpA	34,041	123,231

Intesa Sanpaolo SpA	45,959	112,035

Italgas SpA	24,834	153,478

MARR SpA	3,800	86,531

Mediobanca Banca di Credito Finanziario SpA	18,585	193,281

Poste Italiane SpA(b)	38,806	377,868

Saras SpA	40,842	75,714

Snam SpA	146,083	751,090

Telecom Italia SpA RSP	209,247	118,980

Terna Rete Elettrica Nazionale SpA	65,255	413,838

Unipol Gruppo SpA	21,820	108,783

UnipolSai Assicurazioni SpA(a)	109,039	294,332

Zignago Vetro SpA	10,433	116,795

Total Italy		9,057,617

Japan – 8.9%

Amada Holdings Co., Ltd.	13,900	137,512

Autobacs Seven Co., Ltd.(a)	3,400	56,521

Bridgestone Corp.	20,700	797,815

Canon, Inc.	43,700	1,268,538

Chugoku Electric Power Co., Inc. (The)(a)	10,400	129,759

Daito Trust Construction Co., Ltd.	1,500	209,107

Daiwa Securities Group, Inc.	37,000	180,178

FIDEA Holdings Co., Ltd.(a)	86,016	101,803

Heiwa Corp.(a)	2,200	43,966

Hirose Electric Co., Ltd.(a)	800	84,058

ITOCHU Corp.	43,500	786,997

IwaiCosmo Holdings, Inc.	8,600	96,035

Japan Exchange Group, Inc.	7,800	139,038

Japan Post Holdings Co., Ltd.	87,400	1,023,358

Japan Tobacco, Inc.	63,000	1,562,407

JFE Holdings, Inc.	18,100	307,186

Konica Minolta, Inc.(a)	11,100	109,210

Lawson, Inc.	3,300	183,060

Marubeni Corp.	55,900	386,353

Marusan Securities Co., Ltd.(a)	11,700	69,131

Matsui Securities Co., Ltd.(a)	8,100	76,254

Mitsubishi Chemical Holdings Corp.	34,900	245,752

Mitsubishi Corp.	40,776	1,132,452

Mitsubishi Tanabe Pharma Corp.	15,600	208,451

Mizuho Financial Group, Inc.	514,600	796,413

MS&AD Insurance Group Holdings, Inc.	10,400	316,646
Investments	Shares	Value

Nissan Motor Co., Ltd.(a)	155,105	$1,272,678

Nomura Holdings, Inc.	66,800	241,526

NSK Ltd.	17,100	160,209

NTT DOCOMO, Inc.	98,857	2,189,528

Okumura Corp.(a)	2,900	92,095

Resona Holdings, Inc.	31,000	134,352

Sankyo Co., Ltd.	3,000	114,379

Seiko Epson Corp.(a)	8,000	122,510

Sekisui House Ltd.	24,100	398,891

Sony Financial Holdings, Inc.(a)	6,300	118,845

Subaru Corp.(a)	25,200	574,305

Sumitomo Chemical Co., Ltd.(a)	42,100	195,885

Sumitomo Corp.	33,200	459,224

Sumitomo Mitsui Financial Group, Inc.	25,700	899,970

Sumitomo Rubber Industries Ltd.	6,200	74,388

Takeda Pharmaceutical Co., Ltd.	23,900	976,211

Tokai Tokyo Financial Holdings, Inc.(a)	16,400	59,415

Toyota Motor Corp.	67,792	3,973,137

Total Japan		22,505,548

Netherlands – 2.0%

ABN AMRO Group N.V. CVA(b)	27,882	629,277

Aegon N.V.	51,967	249,976

Akzo Nobel N.V.	5,185	459,878

ASR Nederland N.V.	3,259	135,763

BE Semiconductor Industries N.V.	7,996	212,966

Boskalis Westminster(a)	5,644	146,076

ING Groep N.V.	96,325	1,166,381

Koninklijke Ahold Delhaize N.V.	27,634	736,159

Koninklijke KPN N.V.	134,900	428,061

Koninklijke Volkerwessels N.V.	2,294	47,344

NN Group N.V.	6,911	287,353

PostNL N.V.	24,273	62,114

Randstad N.V.(a)	5,271	257,279

Signify N.V.(b)	5,211	139,550

Sligro Food Group N.V.	1,812	65,006

Total Netherlands		5,023,183

New Zealand – 0.8%

Air New Zealand Ltd.	76,622	132,470

Auckland International Airport Ltd.	31,318	173,861

Chorus Ltd.	31,903	128,371

Contact Energy Ltd.	41,509	196,466

Genesis Energy Ltd.	77,071	169,251

Infratil Ltd.	21,894	62,265

Mercury NZ Ltd.	53,052	141,108

Meridian Energy Ltd.	119,262	340,394

Skellerup Holdings Ltd.	75,769	109,033

SKYCITY Entertainment Group Ltd.	36,669	96,782

Spark New Zealand Ltd.	95,430	247,316

Trade Me Group Ltd.	27,635	120,998

Vector Ltd.	43,147	105,346

Total New Zealand		2,023,661

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (continued)

WisdomTree International High Dividend Fund (DTH)

March 31, 2019

Investments	Shares	Value

Norway – 2.1%

Aker ASA Class A	1,852	$141,509

Atea ASA*	8,094	117,675

DNB ASA	34,587	637,793

Entra ASA(b)	2,850	43,090

Equinor ASA	77,060	1,689,904

Gjensidige Forsikring ASA(a)	11,707	202,557

Mowi ASA	25,954	580,164

Norsk Hydro ASA	52,277	212,165

Ocean Yield ASA	13,335	98,949

Orkla ASA	22,030	169,351

Salmar ASA	4,794	230,359

SpareBank 1 SR-Bank ASA	9,452	109,100

Storebrand ASA	5,040	39,294

Telenor ASA	48,006	962,729

Veidekke ASA	5,902	62,025

Total Norway		5,296,664

Portugal – 0.6%

Altri, SGPS, S.A.	8,139	63,789

CTT-Correios de Portugal S.A.	17,491	50,671

EDP – Energias de Portugal S.A.	135,501	533,276

Galp Energia, SGPS, S.A.	20,037	321,279

Jeronimo Martins, SGPS, S.A.	18,945	279,732

NOS, SGPS, S.A.	28,065	179,623

REN – Redes Energeticas Nacionais, SGPS, S.A.	20,790	59,341

Sonae, SGPS, S.A.	56,026	58,002

Total Portugal		1,545,713

Singapore – 1.8%

CapitaLand Ltd.	81,600	219,889

ComfortDelGro Corp., Ltd.	77,300	146,667

DBS Group Holdings Ltd.	38,045	708,657

Frasers Property Ltd.	74,200	99,152

Hutchison Port Holdings Trust	346,623	81,456

Jardine Cycle & Carriage Ltd.	9,300	223,076

Keppel Infrastructure Trust(a)	379,000	130,111

NetLink NBN Trust	130,600	80,028

Olam International Ltd.	88,200	128,930

Oversea-Chinese Banking Corp., Ltd.	58,895	480,465

SATS Ltd.	29,700	112,047

Sheng Siong Group Ltd.	93,200	71,560

Singapore Exchange Ltd.	17,800	96,064

Singapore Technologies Engineering Ltd.	117,000	323,057

Singapore Telecommunications Ltd.	648,300	1,445,453

StarHub Ltd.	110,800	121,884

Total Singapore		4,468,496

Spain – 5.3%

Acciona S.A.(a)	1,340	149,409

Acerinox S.A.	12,506	124,050

ACS Actividades de Construccion y Servicios S.A.	8,251	362,803

Aena SME S.A.(b)	4,600	829,000

Atresmedia Corp. de Medios de Comunicacion S.A.(a)	7,572	35,522

Banco Bilbao Vizcaya Argentaria S.A.	117,541	672,179
Investments	Shares	Value

Banco de Sabadell S.A.	127,702	$127,302

Banco Santander S.A.	347,633	1,617,763

Bankia S.A.	42,928	111,346

Bankinter S.A.	9,271	70,684

Bolsas y Mercados Espanoles SHMSF S.A.	2,996	83,832

CaixaBank S.A.	110,474	345,343

Cia de Distribucion Integral Logista Holdings S.A.	4,595	108,350

Enagas S.A.	8,404	244,781

Endesa S.A.	54,416	1,389,437

Faes Farma S.A.	13,701	57,998

Ferrovial S.A.	22,682	531,782

Iberdrola S.A.	225,184	1,978,787

Mapfre S.A.	75,263	207,554

Mediaset Espana Comunicacion S.A.	21,143	158,016

Naturgy Energy Group S.A.	33,695	943,212

Obrascon Huarte Lain S.A.(a)	33,572	42,314

Red Electrica Corp. S.A.	17,176	366,435

Repsol S.A.	53,804	921,915

Tecnicas Reunidas S.A.(a)	4,036	113,613

Telefonica S.A.	191,901	1,609,390

Zardoya Otis S.A.(a)	12,859	106,558

Total Spain		13,309,375

Sweden – 2.4%

Axfood AB(a)	7,550	140,820

BillerudKorsnas AB(a)	7,481	99,488

Castellum AB	4,407	85,690

Electrolux AB Series B	6,635	170,895

Hemfosa Fastigheter AB	4,172	36,681

Hennes & Mauritz AB Class B	75,572	1,262,888

Holmen AB Class B	2,716	59,003

ICA Gruppen AB(a)	6,211	249,771

Intrum AB(a)	5,129	147,644

JM AB(a)	8,646	155,297

NCC AB Class B(a)	6,700	103,260

Nobia AB	13,665	80,293

Peab AB	14,400	124,744

Skandinaviska Enskilda Banken AB Class A(a)	70,162	608,782

Skanska AB Class B(a)	16,938	308,435

SKF AB Class B(a)	9,815	163,384

Svenska Handelsbanken AB Class A(a)	47,372	501,029

Swedbank AB Class A(a)	37,259	527,635

Swedish Match AB	5,709	291,688

Tele2 AB Class B	18,179	242,738

Telia Co. AB	170,872	772,814

Total Sweden		6,132,979

Switzerland – 10.7%

ABB Ltd. Registered Shares	56,471	1,060,922

Adecco Group AG Registered Shares	5,837	311,338

Baloise Holding AG Registered Shares	689	113,807

Helvetia Holding AG Registered Shares	169	103,175

Kuehne + Nagel International AG Registered Shares	3,141	430,827

LafargeHolcim Ltd. Registered Shares*	17,022	840,759

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International High Dividend Fund (DTH)

March 31, 2019

Investments	Shares	Value

Nestle S.A. Registered Shares	70,233	$6,692,551

Novartis AG Registered Shares	71,215	6,849,054

Oriflame Holding AG	1,879	36,161

Roche Holding AG Genusschein	19,814	5,458,350

SGS S.A. Registered Shares	177	440,412

Sulzer AG Registered Shares	778	75,855

Sunrise Communications Group AG*(a)(b)	1,985	146,100

Swiss Life Holding AG Registered Shares*	434	191,092

Swiss Re AG	9,465	924,546

Swisscom AG Registered Shares(a)	1,801	880,698

UBS Group AG Registered Shares*	78,239	948,232

Zurich Insurance Group AG	4,471	1,479,708

Total Switzerland		26,983,587

United Kingdom – 20.3%

Admiral Group PLC	7,118	201,270

Aggreko PLC	5,397	55,360

Anglo American PLC	45,022	1,204,705

Antofagasta PLC	26,122	328,810

Ashmore Group PLC	16,932	94,254

AstraZeneca PLC	34,422	2,751,769

Aviva PLC	108,477	582,932

Babcock International Group PLC	11,680	75,109

BAE Systems PLC	91,313	573,986

Barratt Developments PLC	61,681	481,598

BBA Aviation PLC	13,194	42,809

BCA Marketplace PLC	35,870	92,359

Bellway PLC	3,615	143,436

Bovis Homes Group PLC	8,247	114,286

BP PLC	793,015	5,771,196

Brewin Dolphin Holdings PLC	7,987	32,492

British American Tobacco PLC	86,187	3,587,054

British Land Co. PLC (The)	22,319	171,298

Britvic PLC	6,341	78,702

BT Group PLC	528,631	1,535,753

Card Factory PLC	33,609	78,961

Carnival PLC	3,783	185,593

Centrica PLC	275,000	409,223

Crest Nicholson Holdings PLC	30,030	144,783

Daily Mail & General Trust PLC Class A Non-Voting Shares	12,110	101,860

Direct Line Insurance Group PLC	50,491	232,247

Dixons Carphone PLC	57,004	109,005

Drax Group PLC	18,203	89,754

Dunelm Group PLC	13,720	155,448

Evraz PLC	71,010	574,054

G4S PLC	42,329	101,213

Galliford Try PLC	8,166	70,920

Games Workshop Group PLC	1,704	69,832

GlaxoSmithKline PLC	198,235	4,124,697

Go-Ahead Group PLC (The)	2,661	67,996

Greene King PLC	18,093	156,875

Halfords Group PLC	26,079	78,839

Hammerson PLC	13,282	58,117

HSBC Holdings PLC	494,483	4,016,148
Investments	Shares	Value

Ibstock PLC(b)	24,191	$75,590

IMI PLC	6,997	87,345

Imperial Brands PLC	49,070	1,678,123

Inchcape PLC	17,443	129,783

Inmarsat PLC	14,795	106,996

International Consolidated Airlines Group S.A.	45,143	300,686

Investec PLC	12,173	70,158

ITV PLC	151,883	251,545

J Sainsbury PLC	75,849	232,954

John Wood Group PLC	16,355	108,134

Jupiter Fund Management PLC	27,577	130,010

Kingfisher PLC	54,198	165,822

Land Securities Group PLC	11,652	138,683

Legal & General Group PLC	185,044	663,808

Lloyds Banking Group PLC	1,573,926	1,274,432

Man Group PLC	40,057	70,883

Marks & Spencer Group PLC	77,180	280,488

Meggitt PLC	17,084	111,930

Micro Focus International PLC	12,023	312,783

Morgan Advanced Materials PLC	10,999	34,827

National Express Group PLC	17,434	92,233

National Grid PLC	141,704	1,570,981

Pagegroup PLC	13,171	80,664

Pennon Group PLC	17,698	171,484

Persimmon PLC	22,353	632,058

Redrow PLC	8,150	63,825

Rio Tinto PLC	49,497	2,877,215

Royal Dutch Shell PLC Class A	177,854	5,593,352

Royal Mail PLC	33,229	103,182

RPC Group PLC	8,301	85,451

Saga PLC	53,395	77,369

Schroders PLC Non-Voting Shares	2,329	65,097

Severn Trent PLC	7,354	189,353

SSE PLC	50,077	774,551

St. James’s Place PLC	10,197	136,592

Standard Life Aberdeen PLC	78,318	269,367

TalkTalk Telecom Group PLC(a)	78,831	113,301

Tate & Lyle PLC	13,945	131,885

Telford Homes PLC(a)	27,300	100,672

Travis Perkins PLC	4,662	83,286

United Utilities Group PLC	27,332	290,048

Vodafone Group PLC	1,467,791	2,673,823

William Hill PLC	32,685	68,379

Total United Kingdom		51,213,891
TOTAL COMMON STOCKS (Cost: $261,622,555)		249,547,683

RIGHTS – 0.0%

Singapore – 0.0%

Keppel Infrastructure Trust, expiring 4/4/19*
(Cost: $0)	44,722	792

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (concluded)

WisdomTree International High Dividend Fund (DTH)

March 31, 2019

Investments	Shares	Value

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree International LargeCap Dividend Fund(a)(c)
(Cost: $35,934)	822	$38,107

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.6%

United States – 3.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(d)
(Cost: $9,191,247)(e)	9,191,247	9,191,247

TOTAL INVESTMENTS IN SECURITIES – 102.7% (Cost: $270,849,736)		258,777,829

Other Assets less Liabilities – (2.7)%		(6,925,654)

NET ASSETS – 100.0%		$251,852,175
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(e)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,106,908 and the total market value of the collateral held by the Fund was $11,824,394. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,633,147.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	4/2/2019	41,849	USD	387,350	SEK	$87	$—
Credit Suisse International	4/1/2019	71,644	USD	63,847	EUR	—	(46)
Royal Bank of Canada	4/2/2019	110,995	USD	98,800	EUR	57	—
						$144	$(46)

CURRENCY LEGEND
EUR	Euro
SEK	Swedish krona
USD	U.S. dollar

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.1%

Australia – 7.0%

Australia & New Zealand Banking Group Ltd.	139,867	$2,586,198

BHP Group Ltd.	122,264	3,342,865

BHP Group PLC	92,244	2,221,991

Commonwealth Bank of Australia	86,544	4,342,701

CSL Ltd.	5,345	740,152

Macquarie Group Ltd.	12,830	1,179,507

National Australia Bank Ltd.	162,931	2,924,700

Rio Tinto Ltd.	17,596	1,223,808

Telstra Corp., Ltd.	919,274	2,167,980

Wesfarmers Ltd.	53,002	1,304,571

Westpac Banking Corp.	182,586	3,361,823

Woodside Petroleum Ltd.	32,789	806,357

Woolworths Group Ltd.	42,288	913,194

Total Australia		27,115,847

Austria – 0.2%

Erste Group Bank AG*	11,426	420,300

OMV AG	9,952	540,516

Total Austria		960,816

Belgium – 1.8%

Anheuser-Busch InBev S.A./N.V.	71,186	5,975,656

KBC Group N.V.	15,270	1,067,848

Total Belgium		7,043,504

China – 3.9%

China Mobile Ltd.	914,986	9,324,758

China Overseas Land & Investment Ltd.	248,000	941,458

CITIC Ltd.	873,273	1,303,799

CNOOC Ltd.	1,710,529	3,203,177

Fosun International Ltd.	201,000	340,550

Total China		15,113,742

Denmark – 1.2%

Coloplast A/S Class B	5,272	579,007

Danske Bank A/S	33,888	595,327

Novo Nordisk A/S Class B	54,018	2,830,630

Orsted A/S(a)	10,779	817,749

Total Denmark		4,822,713

Finland – 1.8%

Fortum Oyj(b)	48,846	999,856

Kone Oyj Class B	16,604	838,225

Nokia Oyj	206,374	1,175,783

Nordea Bank Abp(b)	261,660	1,995,886

Sampo Oyj Class A	27,292	1,238,357

UPM-Kymmene Oyj	20,494	598,304

Total Finland		6,846,411

France – 12.9%

Accor S.A.	7,752	314,313

Aeroports de Paris	1,879	363,736

Air Liquide S.A.	10,040	1,277,841

Airbus SE	11,197	1,482,304

AXA S.A.	109,153	2,749,075
Investments	Shares	Value

BNP Paribas S.A.	54,161	$2,591,313

Bouygues S.A.	16,139	577,175

Capgemini SE	3,012	365,597

Christian Dior SE	2,347	1,119,224

Cie de Saint-Gobain	17,095	620,194

Cie Generale des Etablissements Michelin SCA	5,540	655,650

CNP Assurances	22,934	505,243

Credit Agricole S.A.	118,579	1,433,987

Danone S.A.	19,189	1,480,020

Electricite de France S.A.	116,355	1,592,614

Engie S.A.	121,625	1,813,605

EssilorLuxottica S.A.	7,194	786,614

Hermes International	827	546,201

Kering S.A.	1,441	827,135

L’Oreal S.A.	9,373	2,523,768

Legrand S.A.	5,467	366,230

LVMH Moet Hennessy Louis Vuitton SE	8,342	3,071,378

Natixis S.A.	150,465	806,059

Orange S.A.	115,647	1,882,886

Pernod Ricard S.A.	3,782	679,459

Peugeot S.A.	22,965	560,593

Publicis Groupe S.A.	7,834	419,852

Renault S.A.	10,664	705,393

Safran S.A.	6,675	916,267

Sanofi	54,476	4,816,398

Schneider Electric SE	17,243	1,354,129

Societe Generale S.A.	37,301	1,079,545

Thales S.A.	3,379	405,021

TOTAL S.A.	119,000	6,616,820

Unibail-Rodamco-Westfield(b)	4,324	709,539

Vinci S.A.	16,822	1,638,018

Vivendi S.A.	27,321	792,397

Total France		50,445,593

Germany – 8.4%

adidas AG	2,871	698,254

Allianz SE Registered Shares	15,938	3,548,415

BASF SE	31,853	2,343,755

Bayer AG Registered Shares	23,634	1,528,556

Bayerische Motoren Werke AG	27,641	2,133,773

Continental AG	4,103	618,267

Covestro AG(a)	5,791	318,749

Daimler AG Registered Shares	60,736	3,563,315

Deutsche Boerse AG	3,995	512,725

Deutsche Post AG Registered Shares	47,014	1,530,900

Deutsche Telekom AG Registered Shares	231,906	3,852,553

E.ON SE	80,826	899,568

Evonik Industries AG	17,454	475,845

Fresenius Medical Care AG & Co. KGaA	4,971	401,323

Fresenius SE & Co. KGaA	5,438	303,837

HeidelbergCement AG	5,085	366,334

Henkel AG & Co. KGaA	6,059	576,584

Infineon Technologies AG	14,311	284,182

Innogy SE	25,358	1,086,254

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2019

Investments	Shares	Value

Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	6,210	$1,471,281

SAP SE	17,583	2,033,536

Siemens AG Registered Shares	26,105	2,812,193

Volkswagen AG	7,310	1,190,986

Total Germany		32,551,185

Hong Kong – 2.9%

AIA Group Ltd.	141,000	1,403,722

BOC Hong Kong Holdings Ltd.	247,215	1,023,508

CLP Holdings Ltd.	87,000	1,008,541

Galaxy Entertainment Group Ltd.	56,000	381,302

Hang Seng Bank Ltd.	52,195	1,287,928

Henderson Land Development Co., Ltd.	125,566	798,189

Hong Kong & China Gas Co., Ltd.	333,780	800,227

Hong Kong Exchanges & Clearing Ltd.	22,670	790,134

MTR Corp., Ltd.	150,443	931,411

New World Development Co., Ltd.	330,000	547,341

Sun Hung Kai Properties Ltd.	77,942	1,337,434

Swire Properties Ltd.	116,600	501,309

Wheelock & Co., Ltd.	44,000	322,295

Total Hong Kong		11,133,341

Ireland – 0.1%

CRH PLC	17,626	547,231

Italy – 2.7%

Assicurazioni Generali SpA	75,487	1,398,549

Enel SpA	418,014	2,677,269

Eni SpA	188,886	3,341,276

Intesa Sanpaolo SpA	1,010,481	2,463,257

UniCredit SpA	40,893	524,736

Total Italy		10,405,087

Japan – 13.7%

Asahi Group Holdings Ltd.	7,900	351,872

Asahi Kasei Corp.	36,300	374,528

Astellas Pharma, Inc.	46,000	689,262

Bridgestone Corp.	26,900	1,036,775

Canon, Inc.	58,300	1,692,351

Chugai Pharmaceutical Co., Ltd.	7,800	536,279

Dai-ichi Life Holdings, Inc.	25,100	348,772

Daiichi Sankyo Co., Ltd.	13,200	608,213

Daikin Industries Ltd.	3,900	457,000

Daiwa House Industry Co., Ltd.	15,900	505,508

Denso Corp.	19,300	752,750

East Japan Railway Co.	5,900	569,291

Eisai Co., Ltd.	6,500	364,860

FANUC Corp.	5,500	938,158

Fast Retailing Co., Ltd.	900	423,065

FUJIFILM Holdings Corp.	9,800	445,708

Hitachi Ltd.	18,100	586,245

Honda Motor Co., Ltd.	51,800	1,401,644

ITOCHU Corp.	55,700	1,007,718

Japan Post Holdings Co., Ltd.	144,600	1,693,108

Japan Tobacco, Inc.	89,309	2,214,873
Investments	Shares	Value

JXTG Holdings, Inc.	91,200	$417,336

Kao Corp.	7,600	598,607

KDDI Corp.	76,300	1,644,085

Kirin Holdings Co., Ltd.	15,300	365,273

Komatsu Ltd.(b)	25,000	580,589

Kubota Corp.	24,400	352,602

Mitsubishi Corp.	55,100	1,530,265

Mitsubishi Electric Corp.	58,300	749,259

Mitsubishi Estate Co., Ltd.	19,100	346,073

Mitsubishi UFJ Financial Group, Inc.	326,100	1,620,409

Mitsui Fudosan Co., Ltd.	14,400	362,000

Mizuho Financial Group, Inc.	792,698	1,226,807

MS&AD Insurance Group Holdings, Inc.	17,500	532,818

Murata Manufacturing Co., Ltd.	10,700	532,849

Nidec Corp.	2,200	278,764

Nintendo Co., Ltd.	2,500	712,834

Nippon Steel & Sumitomo Metal Corp.	30,000	529,611

Nippon Telegraph & Telephone Corp.	59,500	2,528,152

Nissan Motor Co., Ltd.(b)	197,700	1,622,181

Nomura Holdings, Inc.	110,600	399,893

NTT DOCOMO, Inc.	135,800	3,007,758

Otsuka Holdings Co., Ltd.	11,100	436,138

Panasonic Corp.	49,000	422,422

Recruit Holdings Co., Ltd.	13,900	396,963

Secom Co., Ltd.	5,700	488,299

Seven & I Holdings Co., Ltd.	17,500	660,252

Shin-Etsu Chemical Co., Ltd.	6,700	561,738

SoftBank Group Corp.	6,500	631,002

Sompo Holdings, Inc.	8,600	318,406

Sony Corp.	7,400	310,548

Subaru Corp.(b)	32,300	736,114

Sumitomo Corp.	41,700	576,796

Sumitomo Mitsui Financial Group, Inc.	42,400	1,484,776

Sumitomo Mitsui Trust Holdings, Inc.	9,700	348,441

Suzuki Motor Corp.	6,800	300,912

Takeda Pharmaceutical Co., Ltd.	33,000	1,347,906

Tokio Marine Holdings, Inc.	18,100	876,832

Tokyo Electron Ltd.(b)	5,900	852,871

Toyota Motor Corp.	94,100	5,514,990

Yahoo Japan Corp.	141,100	345,468

Total Japan		53,547,019

Netherlands – 2.2%

ABN AMRO Group N.V. CVA(a)	47,646	1,075,336

Akzo Nobel N.V.	7,144	633,629

ASML Holding N.V.	3,648	684,877

Heineken Holding N.V.	5,040	505,363

Heineken N.V.	9,331	985,706

ING Groep N.V.	159,687	1,933,620

Koninklijke Ahold Delhaize N.V.	37,072	987,584

Koninklijke DSM N.V.	4,007	437,148

Koninklijke Philips N.V.	21,460	875,059

Wolters Kluwer N.V.	5,809	395,924

Total Netherlands		8,514,246

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2019

Investments	Shares	Value

Norway – 1.2%

DNB ASA	56,674	$1,045,082

Equinor ASA	108,764	2,385,165

Telenor ASA	65,216	1,307,864

Total Norway		4,738,111

Singapore – 1.2%

DBS Group Holdings Ltd.	69,000	1,285,249

Oversea-Chinese Banking Corp., Ltd.	103,783	846,661

Singapore Telecommunications Ltd.	883,800	1,970,525

United Overseas Bank Ltd.	39,686	738,051

Total Singapore		4,840,486

Spain – 4.6%

Aena SME S.A.(a)	6,126	1,104,012

Amadeus IT Group S.A.	7,047	564,968

Banco Bilbao Vizcaya Argentaria S.A.	210,174	1,201,917

Banco Santander S.A.	601,097	2,797,296

CaixaBank S.A.	195,703	611,770

Endesa S.A.	72,650	1,855,017

Iberdrola S.A.	306,777	2,695,779

Industria de Diseno Textil S.A.	73,102	2,150,563

Naturgy Energy Group S.A.	46,456	1,300,427

Repsol S.A.	74,065	1,269,081

Telefonica S.A.	269,859	2,263,190

Total Spain		17,814,020

Sweden – 2.2%

Assa Abloy AB Class B	19,396	419,693

Atlas Copco AB Class A	22,159	596,422

Essity AB Class B	18,149	524,592

Hennes & Mauritz AB Class B	103,440	1,728,591

Sandvik AB	29,945	487,499

Skandinaviska Enskilda Banken AB Class A(b)	118,182	1,025,443

Svenska Handelsbanken AB Class A(b)	84,831	897,213

Swedbank AB Class A(b)	61,323	868,411

Telefonaktiebolaget LM Ericsson Class B	49,408	455,018

Telia Co. AB	218,238	987,039

Volvo AB Class B	47,073	730,813

Total Sweden		8,720,734

Switzerland – 10.5%

ABB Ltd. Registered Shares	74,051	1,391,198

Cie Financiere Richemont S.A. Registered Shares	10,396	757,231

Credit Suisse Group AG Registered Shares*	38,317	446,499

Geberit AG Registered Shares	904	369,443

Givaudan S.A. Registered Shares	250	638,618

Kuehne + Nagel International AG Registered Shares	4,472	613,390

LafargeHolcim Ltd. Registered Shares*	22,781	1,125,211

Nestle S.A. Registered Shares	96,965	9,239,862

Novartis AG Registered Shares	96,532	9,283,899

Partners Group Holding AG	654	475,445

Roche Holding AG Bearer Shares	6,203	1,690,425

Roche Holding AG Genusschein	27,323	7,526,926

SGS S.A. Registered Shares	245	609,609
Investments	Shares	Value

Swiss Re AG	15,436	$1,507,796

Swisscom AG Registered Shares(b)	2,520	1,232,292

UBS Group AG Registered Shares*	132,726	1,608,598

Zurich Insurance Group AG	7,162	2,370,314

Total Switzerland		40,886,756

United Kingdom – 20.6%

Anglo American PLC	60,552	1,620,259

Associated British Foods PLC	12,825	407,596

AstraZeneca PLC	47,103	3,765,515

Aviva PLC	172,956	929,427

BAE Systems PLC	117,374	737,803

Barclays PLC	179,525	361,843

BP PLC	1,085,444	7,899,359

British American Tobacco PLC	117,972	4,909,927

BT Group PLC	709,017	2,059,801

Coca-Cola European Partners PLC	12,518	645,163

Compass Group PLC	35,096	825,231

Diageo PLC	62,291	2,547,062

GlaxoSmithKline PLC	272,767	5,675,493

HSBC Holdings PLC	851,669	6,917,182

Imperial Brands PLC	66,684	2,280,497

International Consolidated Airlines Group S.A.	64,515	429,718

Legal & General Group PLC	265,265	951,585

Lloyds Banking Group PLC	2,762,888	2,237,153

National Grid PLC	204,776	2,270,219

Prudential PLC	52,556	1,052,928

Reckitt Benckiser Group PLC	19,617	1,631,363

RELX PLC	54,534	1,166,459

Rio Tinto PLC	67,400	3,917,900

Royal Dutch Shell PLC Class A	242,008	7,610,939

Royal Dutch Shell PLC Class B	196,713	6,223,619

Smith & Nephew PLC	20,204	400,958

SSE PLC	69,786	1,079,395

Standard Chartered PLC	33,408	257,407

Tesco PLC	116,706	352,963

Unilever N.V. CVA	52,498	3,052,295

Unilever PLC	41,081	2,352,670

Vodafone Group PLC	1,947,732	3,548,114

Total United Kingdom		80,117,843
TOTAL COMMON STOCKS (Cost: $381,450,984)		386,164,685

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree International MidCap Dividend Fund(c)
(Cost: $3,574)	62	3,850

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

March 31, 2019

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%

United States – 2.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(d)
(Cost: $8,974,430)(e)	8,974,430	$8,974,430

TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $390,428,988)		395,142,965

Other Assets less Liabilities – (1.4)%		(5,632,929)

NET ASSETS – 100.0%		$389,510,036

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(e)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,472,949. The total market value of the collateral held by the Fund was $11,094,813. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,120,383.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	4/2/2019	64,535	USD	600,000	SEK	$—	$(153)

CURRENCY LEGEND
SEK	Swedish krona
USD	U.S. dollar

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.4%

Australia – 9.3%

Adelaide Brighton Ltd.	45,831	$146,502

AGL Energy Ltd.	67,648	1,046,130

Alumina Ltd.	404,935	696,102

Amcor Ltd.	103,261	1,128,879

AMP Ltd.	476,172	710,322

Aristocrat Leisure Ltd.	20,936	364,510

ASX Ltd.	16,660	826,517

Aurizon Holdings Ltd.	197,927	639,718

AusNet Services	434,215	547,489

Bank of Queensland Ltd.	63,660	411,510

Bendigo & Adelaide Bank Ltd.	62,766	431,591

Boral Ltd.	99,788	325,359

Brambles Ltd.	119,198	995,746

Caltex Australia Ltd.	22,989	428,015

Challenger Ltd.	42,125	247,766

CIMIC Group Ltd.	24,734	847,918

Coca-Cola Amatil Ltd.	79,893	490,905

Cochlear Ltd.	2,335	287,414

Computershare Ltd.	29,066	352,651

Crown Resorts Ltd.	64,850	530,222

Domino’s Pizza Enterprises Ltd.(a)	4,199	129,511

Downer EDI Ltd.	56,783	309,779

Evolution Mining Ltd.	68,442	177,941

Flight Centre Travel Group Ltd.	5,870	175,338

Fortescue Metals Group Ltd.	522,811	2,640,503

Harvey Norman Holdings Ltd.(a)	177,994	508,281

Healthscope Ltd.	119,967	207,081

Iluka Resources Ltd.	18,585	118,817

Incitec Pivot Ltd.	108,657	240,816

Insurance Australia Group Ltd.	218,119	1,189,945

Magellan Financial Group Ltd.	18,329	474,319

Medibank Pvt Ltd.	261,434	512,559

Newcrest Mining Ltd.	15,271	276,726

Orica Ltd.	20,219	253,212

Orora Ltd.	101,132	214,799

Qantas Airways Ltd.	89,940	361,611

QBE Insurance Group Ltd.	90,491	791,290

Ramsay Health Care Ltd.	9,191	420,130

REA Group Ltd.	4,573	242,658

Reece Ltd.	25,126	175,984

Seek Ltd.	21,018	261,875

Seven Group Holdings Ltd.(a)	14,860	185,782

Sonic Healthcare Ltd.	29,636	517,035

South32 Ltd.	419,514	1,111,546

Star Entertainment Group Ltd. (The)	71,060	210,996

Suncorp Group Ltd.	142,373	1,393,635

Tabcorp Holdings Ltd.	150,732	494,675

Treasury Wine Estates Ltd.	29,879	316,882

Washington H Soul Pattinson & Co., Ltd.	16,957	316,915

Whitehaven Coal Ltd.	78,050	224,543

Total Australia		25,910,450
Investments	Shares	Value

Austria – 0.9%

Andritz AG	8,923	$383,134

BAWAG Group AG(b)	4,916	217,154

EVN AG	11,850	172,709

Oesterreichische Post AG	7,118	301,315

Telekom Austria AG*	45,573	331,592

UNIQA Insurance Group AG	33,742	336,438

Verbund AG	6,321	303,633

Vienna Insurance Group AG Wiener Versicherung Gruppe	9,425	242,347

Voestalpine AG	10,451	317,664

Total Austria		2,605,986

Belgium – 2.2%

Ackermans & van Haaren N.V.	2,099	316,998

Ageas	22,049	1,064,582

bpost S.A.(a)	40,188	433,878

Colruyt S.A.	10,790	798,415

Elia System Operator S.A./N.V.	4,687	328,925

Melexis N.V.(a)	2,980	180,521

Proximus SADP	46,681	1,347,609

Solvay S.A.	7,368	797,367

UCB S.A.	7,842	674,140

Umicore S.A.	7,938	352,873

Total Belgium		6,295,308

China – 2.2%

Beijing Enterprises Holdings Ltd.	90,200	511,328

China Everbright International Ltd.	267,407	271,837

China Jinmao Holdings Group Ltd.	1,101,242	718,267

China Resources Pharmaceutical Group Ltd.(b)	167,000	236,142

China Resources Power Holdings Co., Ltd.	568,000	853,814

Guangdong Investment Ltd.	510,208	985,325

Lenovo Group Ltd.	1,548,000	1,392,223

Shenzhen Investment Ltd.	930,000	355,416

Sino-Ocean Group Holding Ltd.	1,217,464	533,516

Sun Art Retail Group Ltd.	347,500	338,649

Total China		6,196,517

Denmark – 2.1%

AP Moller–Maersk A/S Class B	413	524,399

Carlsberg A/S Class B	5,613	701,725

Chr Hansen Holding A/S	3,477	352,791

DFDS A/S	4,369	180,973

H. Lundbeck A/S(a)	7,298	316,128

ISS A/S	14,598	444,616

Jyske Bank A/S Registered Shares	3,801	146,983

Novozymes A/S Class B	8,086	372,153

Pandora A/S	8,240	386,181

Topdanmark A/S	12,479	623,889

Tryg A/S	29,516	810,634

Vestas Wind Systems A/S	10,745	905,026

Total Denmark		5,765,498

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2019

Investments	Shares	Value

Finland – 1.5%

DNA Oyj	11,057	$229,436

Elisa Oyj	16,285	735,447

Huhtamaki Oyj(a)	6,567	244,587

Kesko Oyj Class B	6,959	423,827

Konecranes Oyj(a)	4,993	177,666

Metsa Board Oyj(a)	12,704	77,957

Metso Oyj	12,215	420,521

Nokian Renkaat Oyj(a)	12,971	434,604

Orion Oyj Class B(a)	13,778	517,028

Stora Enso Oyj Class R	32,208	394,015

Wartsila Oyj Abp	35,301	570,189

Total Finland		4,225,277

France – 7.4%

ALD S.A.(b)	30,549	427,059

Alstom S.A.	4,667	202,382

Amundi S.A.(b)	17,639	1,111,114

Arkema S.A.	3,721	354,556

Atos SE	3,542	342,033

Bollore S.A.(a)	90,822	410,773

Bureau Veritas S.A.	26,013	610,462

Carrefour S.A.	78,611	1,469,668

Casino Guichard Perrachon S.A.(a)	20,848	904,765

Cie Plastic Omnium S.A.	5,556	148,041

Covivio	7,551	802,079

Edenred	17,952	817,786

Eiffage S.A.	4,871	468,509

Elis S.A.	10,689	171,991

Eramet	1,358	75,571

Eurazeo SE	4,422	332,671

Eutelsat Communications S.A.	36,761	643,716

Faurecia S.A.	5,898	248,214

Getlink SE	30,944	469,585

ICADE	7,545	638,781

Imerys S.A.	5,092	254,088

Ingenico Group S.A.	2,508	179,161

Ipsen S.A.	1,563	214,463

JCDecaux S.A.	10,878	331,253

Klepierre S.A.	40,910	1,432,278

Lagardere SCA	16,240	417,948

Nexity S.A.	6,323	308,840

Orpea	1,515	182,020

Remy Cointreau S.A.	2,059	274,891

Rexel S.A.	11,831	133,575

Rubis SCA	5,847	319,205

SCOR SE	19,507	831,454

SEB S.A.	1,566	263,757

Societe BIC S.A.	3,512	313,307

Sodexo S.A.	10,581	1,166,227

Suez	66,170	877,471

Teleperformance	2,169	390,161

Valeo S.A.	13,351	387,522

Veolia Environnement S.A.	50,746	1,135,614
Investments	Shares	Value

Vicat S.A.	3,036	$146,177

Wendel S.A.	2,682	338,189

Total France		20,547,357

Germany – 6.2%

1&1 Drillisch AG	9,102	324,388

Aurubis AG	2,205	118,273

Axel Springer SE	8,076	417,497

Brenntag AG	7,712	397,467

Carl Zeiss Meditec AG Bearer Shares	2,461	205,730

CTS Eventim AG & Co. KGaA	4,111	194,981

Deutsche Lufthansa AG Registered Shares	37,673	827,621

DMG MORI AG	5,108	247,488

Duerr AG	4,260	167,226

Fielmann AG	4,811	332,225

Fraport AG Frankfurt Airport Services Worldwide	3,855	295,383

Freenet AG	21,459	461,544

Fuchs Petrolub SE	3,303	130,178

GEA Group AG	11,200	293,648

Hannover Rueck SE	11,280	1,621,216

Hella GmbH & Co. KGaA	5,089	223,996

Hochtief AG	3,245	470,031

Hugo Boss AG	5,317	363,465

K+S AG Registered Shares	6,886	126,340

KION Group AG	3,909	204,494

LANXESS AG	2,762	147,436

LEG Immobilien AG	4,705	578,225

MAN SE	9,356	768,994

Merck KGaA	4,491	512,592

METRO AG	52,913	878,724

MTU Aero Engines AG	2,145	486,038

OSRAM Licht AG	4,727	162,841

ProSiebenSat.1 Media SE	34,918	498,722

Rheinmetall AG	1,967	205,139

RWE AG	31,287	839,621

Stroeer SE & Co. KGaA	3,447	202,038

Suedzucker AG	13,735	175,352

Symrise AG	4,215	380,139

Talanx AG	22,610	872,319

Telefonica Deutschland Holding AG	470,817	1,479,710

TUI AG	49,743	476,799

Uniper SE	23,896	721,502

United Internet AG Registered Shares	7,611	278,002

Wacker Chemie AG	2,655	228,954

Total Germany		17,316,338

Hong Kong – 3.4%

Bank of East Asia Ltd. (The)	233,722	759,229

Dah Sing Banking Group Ltd.	96,400	181,012

Hang Lung Group Ltd.	86,000	276,078

Hang Lung Properties Ltd.	486,000	1,186,219

Hopewell Holdings Ltd.	91,662	450,723

Hysan Development Co., Ltd.	77,000	412,468

PCCW Ltd.	1,015,543	631,323

Power Assets Holdings Ltd.	229,000	1,588,424

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2019

Investments	Shares	Value

Sino Land Co., Ltd.	575,046	$1,112,007

SJM Holdings Ltd.	261,000	297,908

Swire Pacific Ltd. Class A	56,500	726,947

Swire Pacific Ltd. Class B	155,000	310,002

Techtronic Industries Co., Ltd.	62,500	419,987

Wharf Holdings Ltd. (The)	411,000	1,240,861

Total Hong Kong		9,593,188

Ireland – 0.8%

AIB Group PLC	145,821	655,268

Bank of Ireland Group PLC	39,822	237,432

DCC PLC	4,167	360,268

Kingspan Group PLC	4,551	210,842

Paddy Power Betfair PLC	4,439	342,673

Smurfit Kappa Group PLC	13,270	370,717

Total Ireland		2,177,200

Israel – 1.1%

Azrieli Group Ltd.	7,319	433,774

Bank Hapoalim BM	84,189	557,417

Bank Leumi Le-Israel BM	106,954	698,714

Bezeq Israeli Telecommunication Corp., Ltd.	528,578	379,392

Elbit Systems Ltd.	1,719	221,900

Israel Chemicals Ltd.	69,263	360,308

Mizrahi Tefahot Bank Ltd.	14,688	301,907

Total Israel		2,953,412

Italy – 5.3%

A2A SpA	257,158	469,652

ACEA SpA	21,569	364,977

Banca Mediolanum SpA	116,314	824,759

Brembo SpA	14,992	170,189

Davide Campari-Milano SpA	28,350	278,537

De’ Longhi SpA	13,322	359,904

DiaSorin SpA	1,511	152,187

ERG SpA	13,434	254,473

FinecoBank Banca Fineco SpA	45,653	601,041

Hera SpA	118,082	427,465

IMA Industria Macchine Automatiche SpA	2,499	186,739

Infrastrutture Wireless Italiane SpA(b)	45,290	405,305

Iren SpA	74,047	189,069

Italgas SpA	77,177	476,967

Leonardo SpA	11,555	134,416

Mediobanca Banca di Credito Finanziario SpA	93,125	968,485

Moncler SpA	5,148	207,633

Poste Italiane SpA(b)	148,542	1,446,406

Prysmian SpA	11,397	215,823

Recordati SpA	12,462	485,695

Salvatore Ferragamo SpA	5,662	121,557

Snam SpA	454,088	2,334,707

Societa Iniziative Autostradali e Servizi SpA	14,950	259,185

Telecom Italia SpA RSP	600,377	341,381

Terna Rete Elettrica Nazionale SpA	187,418	1,188,578

Unione di Banche Italiane SpA(a)	95,701	253,386

Unipol Gruppo SpA	98,534	491,237
Investments	Shares	Value

UnipolSai Assicurazioni SpA(a)	413,594	$1,116,427

Total Italy		14,726,180

Japan – 22.4%

ABC-Mart, Inc.	3,878	230,890

AGC, Inc.	11,628	407,613

Air Water, Inc.	10,800	156,509

Aisin Seiki Co., Ltd.	18,000	643,177

Ajinomoto Co., Inc.	17,900	286,083

Alfresa Holdings Corp.	9,500	270,362

Amada Holdings Co., Ltd.	39,300	388,793

ANA Holdings, Inc.	11,800	432,725

Aozora Bank Ltd.	9,400	232,357

Asics Corp.	12,300	165,022

Azbil Corp.	10,000	233,907

Bandai Namco Holdings, Inc.	14,100	661,146

Benesse Holdings, Inc.	6,500	168,835

Brother Industries Ltd.	15,500	286,796

Canon Marketing Japan, Inc.	14,100	277,325

Casio Computer Co., Ltd.(a)	17,800	232,380

Chiba Bank Ltd. (The)	42,800	232,396

Chubu Electric Power Co., Inc.	37,100	579,368

Chugoku Electric Power Co., Inc. (The)(a)	25,500	318,160

Coca-Cola Bottlers Japan Holdings, Inc.	3,400	86,348

Concordia Financial Group Ltd.	72,400	279,304

Dai Nippon Printing Co., Ltd.	19,679	470,618

Daicel Corp.(a)	21,200	230,224

Daifuku Co., Ltd.(a)	5,100	265,402

Daito Trust Construction Co., Ltd.	5,620	783,454

Daiwa Securities Group, Inc.	150,100	730,938

Denka Co., Ltd.	8,400	242,092

Dentsu, Inc.	11,600	489,949

DIC Corp.	6,100	178,285

Disco Corp.(a)	2,100	299,200

Electric Power Development Co., Ltd.	10,000	243,574

FamilyMart UNY Holdings Co., Ltd.	14,000	356,814

Fuji Electric Co., Ltd.	6,375	180,851

Fujitsu Ltd.	7,600	548,345

Fukuoka Financial Group, Inc.	10,400	230,767

Hakuhodo DY Holdings, Inc.	17,600	282,719

Hamamatsu Photonics K.K.	5,300	204,942

Hankyu Hanshin Holdings, Inc.	7,700	288,702

Haseko Corp.	25,800	324,467

Hikari Tsushin, Inc.	2,100	397,859

Hino Motors Ltd.	29,600	249,241

Hirose Electric Co., Ltd.(a)	3,075	323,099

Hisamitsu Pharmaceutical Co., Inc.(a)	2,800	128,762

Hitachi Chemical Co., Ltd.(a)	12,100	268,051

Hitachi Construction Machinery Co., Ltd.(a)	12,300	326,378

Hitachi High-Technologies Corp.	6,400	262,222

Hitachi Metals Ltd.	19,900	231,209

Hulic Co., Ltd.	26,900	263,933

Idemitsu Kosan Co., Ltd.	10,100	338,081

IHI Corp.	6,600	158,553

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2019

Investments	Shares	Value

Iida Group Holdings Co., Ltd.	17,400	$315,192

Isuzu Motors Ltd.	41,000	538,591

Itochu Techno-Solutions Corp.	12,900	301,041

J. Front Retailing Co., Ltd.	15,200	180,859

Japan Airlines Co., Ltd.	20,500	722,135

Japan Exchange Group, Inc.	39,800	709,449

Japan Post Insurance Co., Ltd.(a)	39,400	852,536

JFE Holdings, Inc.	47,100	799,362

JGC Corp.(a)	10,500	139,545

JSR Corp.	14,100	218,599

JTEKT Corp.	25,800	317,474

Kajima Corp.	35,276	520,766

Kaneka Corp.	5,000	187,243

Kansai Electric Power Co., Inc. (The)	47,500	700,366

Kansai Paint Co., Ltd.(a)	11,400	217,422

Kawasaki Heavy Industries Ltd.(a)	8,256	203,631

Kikkoman Corp.(a)	6,200	304,160

Kintetsu Group Holdings Co., Ltd.	3,800	177,151

Kobe Steel Ltd.	21,800	163,670

Koito Manufacturing Co., Ltd.	3,800	215,260

Konami Holdings Corp.	3,100	134,576

Konica Minolta, Inc.(a)	30,700	302,049

Kose Corp.	1,200	220,409

Kuraray Co., Ltd.	26,000	330,740

Kyowa Hakko Kirin Co., Ltd.	16,100	350,553

Kyushu Railway Co.(a)	8,800	289,398

Lawson, Inc.	8,400	465,971

LIXIL Group Corp.	17,100	228,340

Mabuchi Motor Co., Ltd.	5,700	198,265

Makita Corp.	8,958	311,994

Marubeni Corp.	124,400	859,791

Marui Group Co., Ltd.(a)	12,900	260,482

Maruichi Steel Tube Ltd.	6,800	198,130

Mazda Motor Corp.(a)	27,400	306,590

Mebuki Financial Group, Inc.	88,500	226,277

Medipal Holdings Corp.	10,300	244,740

MEIJI Holdings Co., Ltd.	5,600	454,840

MINEBEA MITSUMI, Inc.	16,100	241,896

Mitsubishi Chemical Holdings Corp.	106,900	752,748

Mitsubishi Gas Chemical Co., Inc.	11,300	161,202

Mitsubishi Heavy Industries Ltd.	21,500	893,138

Mitsubishi Materials Corp.	9,100	240,233

Mitsubishi Motors Corp.	57,700	306,524

Mitsubishi Tanabe Pharma Corp.	41,800	558,542

Mitsui Chemicals, Inc.	14,100	340,255

Nabtesco Corp.	7,300	212,698

NEC Corp.	11,960	404,664

NGK Insulators Ltd.	16,100	233,896

NGK Spark Plug Co., Ltd.	10,400	192,995

NH Foods Ltd.	6,000	216,018

Nifco, Inc.(a)	7,800	198,726

Nikon Corp.(a)	21,700	306,037

Nippon Express Co., Ltd.	5,100	283,832

Nippon Paint Holdings Co., Ltd.	7,300	286,895
Investments	Shares	Value

Nissan Chemical Corp.	6,100	$279,415

Nisshin Seifun Group, Inc.	14,300	328,156

Nissin Foods Holdings Co., Ltd.	3,800	260,921

Nitto Denko Corp.	7,300	383,516

NOK Corp.(a)	13,500	210,150

Nomura Real Estate Holdings, Inc.	12,568	241,288

Nomura Research Institute Ltd.	10,110	459,442

NSK Ltd.	48,700	456,267

Obayashi Corp.	43,000	432,778

Obic Co., Ltd.	5,100	514,216

Odakyu Electric Railway Co., Ltd.	14,800	358,751

Oji Holdings Corp.	44,862	278,450

Olympus Corp.	26,400	286,695

Omron Corp.	7,800	365,036

Ono Pharmaceutical Co., Ltd.	23,000	450,711

Oracle Corp.	3,868	259,649

Osaka Gas Co., Ltd.	23,000	453,828

Otsuka Corp.	8,500	317,545

Park24 Co., Ltd.	10,800	234,471

Pigeon Corp.	5,300	216,673

Pola Orbis Holdings, Inc.	8,500	271,085

Resona Holdings, Inc.	150,100	650,521

Ricoh Co., Ltd.(a)	28,960	302,721

Ryohin Keikaku Co., Ltd.	700	177,332

Sankyo Co., Ltd.	7,200	274,509

Santen Pharmaceutical Co., Ltd.	12,800	190,696

SBI Holdings, Inc.	15,600	347,559

SCSK Corp.	5,200	231,847

Sega Sammy Holdings, Inc.	15,573	183,750

Seibu Holdings, Inc.	12,800	224,001

Seiko Epson Corp.(a)	27,300	418,065

Sekisui Chemical Co., Ltd.	25,200	405,030

Sekisui House Ltd.	55,700	921,917

Seven Bank Ltd.(a)	63,700	188,191

SG Holdings Co., Ltd.	10,800	314,677

Shimadzu Corp.	8,200	237,069

Shimamura Co., Ltd.	1,700	143,913

Shimano, Inc.	2,900	471,609

Shimizu Corp.	45,800	398,063

Shizuoka Bank Ltd. (The)	30,900	235,341

Showa Shell Sekiyu K.K.	24,309	333,619

Skylark Holdings Co., Ltd.	5,900	97,814

Sojitz Corp.	84,200	296,680

Sony Financial Holdings, Inc.	29,709	560,441

Square Enix Holdings Co., Ltd.(a)	3,500	122,691

Stanley Electric Co., Ltd.	7,800	209,649

Sumitomo Chemical Co., Ltd.	127,800	594,633

Sumitomo Dainippon Pharma Co., Ltd.	12,390	306,378

Sumitomo Electric Industries Ltd.	45,512	603,825

Sumitomo Heavy Industries Ltd.	6,900	223,486

Sumitomo Metal Mining Co., Ltd.	15,300	452,012

Sumitomo Rubber Industries Ltd.	18,200	218,364

Sundrug Co., Ltd.	3,800	104,712

Suntory Beverage & Food Ltd.	12,100	568,460

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2019

Investments	Shares	Value

T&D Holdings, Inc.	34,951	$367,556

Taiheiyo Cement Corp.	7,000	233,365

Taisei Corp.	10,675	495,727

Taiyo Nippon Sanso Corp.(a)	16,700	254,381

TDK Corp.	3,900	305,489

Teijin Ltd.	10,900	179,820

TIS, Inc.	3,100	146,759

Tobu Railway Co., Ltd.	8,600	248,245

Toho Co., Ltd.	8,200	329,304

Tohoku Electric Power Co., Inc.	37,400	477,109

Tokyo Gas Co., Ltd.	21,400	578,768

Tokyu Corp.	19,800	345,787

Tokyu Fudosan Holdings Corp.	34,900	208,735

Toray Industries, Inc.	60,000	383,196

Tosoh Corp.	21,800	338,960

TOTO Ltd.	6,400	271,473

Toyota Boshoku Corp.	14,400	217,916

Toyota Tsusho Corp.	17,900	583,001

Trend Micro, Inc.	7,730	376,426

Tsuruha Holdings, Inc.	1,400	113,837

Ube Industries Ltd.	9,200	189,095

USS Co., Ltd.	16,600	308,049

West Japan Railway Co.	8,776	661,183

Yamada Denki Co., Ltd.(a)	56,400	278,217

Yamaha Corp.	5,800	289,777

Yamaha Motor Co., Ltd.	23,960	469,957

Yamato Holdings Co., Ltd.	10,100	260,884

Yaskawa Electric Corp.	7,000	219,768

Yokogawa Electric Corp.	11,400	235,961

Yokohama Rubber Co., Ltd. (The)	12,000	222,903

ZOZO, Inc.(a)	5,900	111,193

Total Japan		62,637,582

Netherlands – 2.7%

Aalberts Industries N.V.	5,356	185,411

Aegon N.V.	241,092	1,159,722

ASR Nederland N.V.	14,487	603,496

Boskalis Westminster	10,351	267,901

Euronext N.V.(b)	5,679	360,282

GrandVision N.V.(b)	11,202	242,759

Koninklijke KPN N.V.	429,793	1,363,808

Koninklijke Vopak N.V.	8,128	389,337

NN Group N.V.	33,658	1,399,470

Randstad N.V.(a)	15,275	745,577

SBM Offshore N.V.	15,682	298,553

Signify N.V.(b)	16,451	440,557

Total Netherlands		7,456,873

New Zealand – 1.0%

Auckland International Airport Ltd.	94,804	526,303

Fisher & Paykel Healthcare Corp., Ltd.	25,057	268,295

Mercury NZ Ltd.	160,735	427,523

Meridian Energy Ltd.	267,948	764,769

Ryman Healthcare Ltd.	23,744	198,369

Spark New Zealand Ltd.	260,104	674,085

Total New Zealand		2,859,344
Investments	Shares	Value

Norway – 2.5%

Aker ASA Class A	6,233	$476,255

Aker BP ASA	22,820	813,524

Gjensidige Forsikring ASA(a)	59,652	1,032,114

Leroy Seafood Group ASA	42,916	311,768

Mowi ASA	73,404	1,640,841

Norsk Hydro ASA	146,845	595,967

Orkla ASA	78,693	604,937

Salmar ASA	13,739	660,179

Storebrand ASA	48,022	374,402

Yara International ASA	12,663	518,778

Total Norway		7,028,765

Portugal – 1.3%

EDP–Energias de Portugal S.A.	370,324	1,457,443

Galp Energia, SGPS, S.A.	60,070	963,180

Jeronimo Martins, SGPS, S.A.	64,996	959,697

Navigator Co. S.A. (The)	39,388	180,445

Total Portugal		3,560,765

Singapore – 2.6%

CapitaLand Ltd.	344,400	928,062

City Developments Ltd.	28,200	188,416

ComfortDelGro Corp., Ltd.	242,300	459,735

Frasers Property Ltd.	302,400	404,093

Jardine Cycle & Carriage Ltd.	21,611	518,377

Keppel Corp., Ltd.	128,900	591,922

Olam International Ltd.	230,400	336,797

SATS Ltd.	92,200	347,835

Sembcorp Industries Ltd.	117,100	220,454

Singapore Airlines Ltd.	48,461	345,613

Singapore Exchange Ltd.	100,700	543,460

Singapore Technologies Engineering Ltd.	300,400	829,455

UOL Group Ltd.	50,000	256,552

Venture Corp., Ltd.	23,000	304,629

Wilmar International Ltd.	427,300	1,044,196

Total Singapore		7,319,596

Spain – 4.0%

Acciona S.A.(a)	4,870	543,000

Acerinox S.A.	23,497	233,073

ACS Actividades de Construccion y Servicios S.A.	23,259	1,022,717

Banco de Sabadell S.A.	650,275	648,237

Bankia S.A.	246,174	638,522

Bankinter S.A.	66,257	505,153

Cia de Distribucion Integral Logista Holdings S.A.	14,214	335,164

Ebro Foods S.A.(a)	11,558	247,359

EDP Renovaveis S.A.	18,506	176,625

Enagas S.A.	30,420	886,035

Ferrovial S.A.	64,723	1,517,438

Grifols S.A.	13,768	385,867

Grupo Catalana Occidente S.A.	7,636	272,656

Mapfre S.A.	374,292	1,032,192

Mediaset Espana Comunicacion S.A.	60,162	449,632

Prosegur Cash S.A.(b)	78,452	173,361

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2019

Investments	Shares	Value

Prosegur Cia de Seguridad S.A.	29,554	$160,282

Red Electrica Corp. S.A.	54,634	1,165,570

Siemens Gamesa Renewable Energy S.A.*	14,829	236,357

Viscofan S.A.	3,586	224,480

Zardoya Otis S.A.	29,743	246,469

Total Spain		11,100,189

Sweden – 3.5%

Alfa Laval AB	21,384	491,989

Axfood AB(a)	22,716	423,692

BillerudKorsnas AB(a)	14,184	188,630

Boliden AB	15,706	448,051

Castellum AB	19,458	378,344

Dometic Group AB(b)	16,848	132,691

Electrolux AB Series B	22,719	585,164

Fabege AB	22,953	334,076

Hexpol AB	17,573	148,063

Husqvarna AB Class B	23,002	188,325

ICA Gruppen AB(a)	16,431	660,762

Indutrade AB	6,566	187,311

Intrum AB(a)	13,943	401,365

Investment AB Latour Class B(a)	30,366	407,595

Kinnevik AB Class B	15,228	395,340

Lundin Petroleum AB	12,028	408,225

Saab AB Class B(a)	4,676	150,182

Securitas AB Class B	25,549	413,867

Skanska AB Class B(a)	41,103	748,471

SKF AB Class B(a)	28,843	480,131

SSAB AB Class B	56,569	172,537

Svenska Cellulosa AB SCA Class B	23,795	206,772

Swedish Match AB	15,981	816,512

Tele2 AB Class B	57,595	769,047

Trelleborg AB Class B	12,703	197,147

Total Sweden		9,734,289

Switzerland – 3.2%

Adecco Group AG Registered Shares	14,257	760,450

Baloise Holding AG Registered Shares	3,409	563,089

BKW AG	3,341	227,788

Clariant AG Registered Shares*	16,085	338,045

Coca-Cola HBC AG*	12,736	433,976

DKSH Holding AG(a)	3,887	224,032

Dufry AG*	3,692	387,773

EMS-Chemie Holding AG Registered Shares	1,326	718,988

Flughafen Zurich AG Registered Shares	1,927	351,577

Helvetia Holding AG Registered Shares	769	469,477

Julius Baer Group Ltd.*	12,795	516,862

Logitech International S.A. Registered Shares	7,251	284,172

OC Oerlikon Corp. AG Registered Shares*	17,574	224,815

SFS Group AG*	1,857	161,292

Sonova Holding AG Registered Shares	2,414	477,516

Straumann Holding AG Registered Shares	334	272,492

Sulzer AG Registered Shares	2,208	215,279

Sunrise Communications Group AG*(a)(b)	4,339	319,358

Swiss Life Holding AG Registered Shares*	2,578	1,135,107
Investments	Shares	Value

VAT Group AG*(b)	1,910	$200,800

Vifor Pharma AG	2,133	288,391

Vontobel Holding AG Registered Shares	4,510	242,505

Total Switzerland		8,813,784

United Kingdom – 13.8%

Admiral Group PLC	37,502	1,060,414

Antofagasta PLC	73,091	920,031

Ashmore Group PLC	68,986	384,020

Babcock International Group PLC	31,354	201,624

Barratt Developments PLC	171,850	1,341,784

BBA Aviation PLC	66,351	215,282

Beazley PLC	38,785	260,275

Bellway PLC	11,488	455,820

Berkeley Group Holdings PLC	9,327	448,345

British Land Co. PLC (The)	93,765	719,643

Bunzl PLC	16,625	548,513

Burberry Group PLC	19,602	499,226

Carnival PLC	13,279	651,466

Centrica PLC	967,935	1,440,368

Cineworld Group PLC	55,079	210,001

ConvaTec Group PLC(b)	86,970	160,413

Croda International PLC	5,832	382,857

Daily Mail & General Trust PLC Class A Non-Voting Shares	28,085	236,228

Derwent London PLC	5,227	219,520

Direct Line Insurance Group PLC	156,804	721,262

DS Smith PLC	68,535	299,974

easyJet PLC	20,884	304,104

Electrocomponents PLC	23,477	171,864

Evraz PLC	196,223	1,586,291

Fresnillo PLC	42,473	481,940

G4S PLC	116,424	278,381

Halma PLC	13,696	298,395

Hammerson PLC	75,726	331,350

Hargreaves Lansdown PLC	20,323	493,490

Hays PLC	69,295	135,442

Hikma Pharmaceuticals PLC	10,608	247,635

HomeServe PLC	16,343	218,281

Howden Joinery Group PLC	34,909	220,754

IMI PLC	22,851	285,254

Inchcape PLC	31,963	237,818

Informa PLC	49,936	484,244

InterContinental Hotels Group PLC	6,902	415,057

Intertek Group PLC	5,735	362,963

Investec PLC	62,948	362,794

ITV PLC	407,905	675,563

J Sainsbury PLC	147,770	453,844

Jardine Lloyd Thompson Group PLC	15,420	384,581

John Wood Group PLC	47,266	312,508

Johnson Matthey PLC	8,803	360,411

Kingfisher PLC	118,423	362,323

Land Securities Group PLC	69,787	830,609

Man Group PLC	162,098	286,839

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

March 31, 2019

Investments	Shares	Value

Marks & Spencer Group PLC	202,394	$735,542

Mediclinic International PLC	9,418	37,405

Meggitt PLC	55,906	366,281

Melrose Industries PLC	84,804	202,388

Merlin Entertainments PLC(b)	37,075	165,850

Micro Focus International PLC	28,828	749,972

Mondi PLC	21,682	479,732

Next PLC	8,458	614,983

Pearson PLC	36,657	399,419

Pennon Group PLC	44,844	434,515

Persimmon PLC	56,484	1,597,153

Redrow PLC	30,937	242,278

Rentokil Initial PLC	66,577	306,499

Rightmove PLC	40,688	270,394

Royal Mail PLC	96,767	300,478

RPC Group PLC	34,798	358,214

RSA Insurance Group PLC	72,549	480,049

Sage Group PLC (The)	62,560	571,610

Schroders PLC	18,303	644,420

Segro PLC	59,533	522,387

Severn Trent PLC	22,833	587,910

Smiths Group PLC	22,262	416,272

Spectris PLC	6,411	209,682

Spirax-Sarco Engineering PLC	3,165	296,527

St. James’s Place PLC	44,273	593,053

Standard Life Aberdeen PLC	322,841	1,110,380

Tate & Lyle PLC	50,516	477,757

Taylor Wimpey PLC	105,898	242,104

TP ICAP PLC	48,828	187,186

Travis Perkins PLC	14,086	251,644

Unite Group PLC (The)	16,730	200,015

United Utilities Group PLC	75,231	798,355

Victrex PLC	4,548	127,770

Weir Group PLC (The)	9,932	201,635

Whitbread PLC	10,676	706,419

William Hill PLC	94,041	196,738

WM Morrison Supermarkets PLC	130,341	386,473

Total United Kingdom		38,429,290
TOTAL COMMON STOCKS (Cost: $264,430,969)		277,253,188

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.6%

United States – 3.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c)
(Cost: $9,936,957)(d)	9,936,957	9,936,957

TOTAL INVESTMENTS IN SECURITIES – 103.0% (Cost: $274,367,926)		287,190,145

Other Assets less Liabilities – (3.0)%		(8,266,518)

NET ASSETS – 100.0%		$278,923,627
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $17,241,120. The Fund also had securities on loan having a total market value of $380,435 that were sold and pending settlement. The total market value of the collateral held by the Fund was $18,538,893. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,601,936.

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments

WisdomTree International Multifactor Fund (DWMF)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.5%

Australia – 7.0%

AGL Energy Ltd.	7,109	$109,936

ASX Ltd.	2,444	121,249

Aurizon Holdings Ltd.	33,686	108,876

BHP Group Ltd.	644	17,608

BHP Group PLC	4,275	102,977

BlueScope Steel Ltd.	9,183	90,998

Brambles Ltd.	15,560	129,984

CIMIC Group Ltd.	504	17,278

Macquarie Group Ltd.	1,177	108,206

National Australia Bank Ltd.	5,928	106,411

Rio Tinto Ltd.	1,355	94,241

Santos Ltd.	3,961	19,217

Wesfarmers Ltd.	4,735	116,545

Westpac Banking Corp.	5,561	102,390

Woodside Petroleum Ltd.	1,067	26,240

Woolworths Group Ltd.	5,015	108,297

Total Australia		1,380,453

Belgium – 1.4%

Colruyt S.A.	1,820	134,672

Proximus SADP	1,499	43,274

UCB S.A.	1,140	98,001

Total Belgium		275,947

China – 0.3%

WH Group Ltd.(a)	63,000	67,414

Denmark – 1.4%

Carlsberg A/S Class B	1,150	143,770

Coloplast A/S Class B	951	104,445

H. Lundbeck A/S	866	37,513

Total Denmark		285,728

Finland – 0.4%

Stora Enso Oyj Class R	6,294	76,997

France – 6.0%

Alstom S.A.	1,924	83,433

Cie de Saint-Gobain	2,117	76,803

CNP Assurances	5,219	114,976

Credit Agricole S.A.	8,586	103,831

Eurazeo SE	1,554	116,909

Hermes International	253	167,097

Orange S.A.	4,692	76,392

Publicis Groupe S.A.	1,703	91,270

Sanofi	1,573	139,074

Societe BIC S.A.	569	50,761

TOTAL S.A.	2,959	164,531

Total France		1,185,077

Germany – 8.1%

Allianz SE Registered Shares	887	197,480

Covestro AG(a)	2,791	153,623

Deutsche Lufthansa AG Registered Shares	4,313	94,750

Deutsche Telekom AG Registered Shares	7,309	121,421
Investments	Shares	Value

Deutsche Wohnen SE Bearer Shares	4,088	$198,435

E.ON SE	18,418	204,987

Evonik Industries AG	3,422	93,293

Hannover Rueck SE	1,295	186,124

Hochtief AG	934	135,288

Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	783	185,509

ProSiebenSat.1 Media SE	2,284	32,622

Total Germany		1,603,532

Hong Kong – 4.4%

CK Asset Holdings Ltd.	12,000	106,701

CK Hutchison Holdings Ltd.	8,000	84,026

CK Infrastructure Holdings Ltd.	17,000	139,574

CLP Holdings Ltd.	8,500	98,536

Henderson Land Development Co., Ltd.	9,000	57,211

Hong Kong Exchanges & Clearing Ltd.	2,600	90,620

Hysan Development Co., Ltd.	20,000	107,134

Kerry Properties Ltd.	20,500	91,532

Swire Pacific Ltd. Class A	8,000	102,931

Total Hong Kong		878,265

Israel – 0.6%

Israel Chemicals Ltd.	22,200	115,485

Italy – 2.6%

Assicurazioni Generali SpA	6,157	114,071

Enel SpA	22,044	141,186

Eni SpA	9,257	163,751

Recordati SpA	2,318	90,342

Total Italy		509,350

Japan – 24.4%

Aeon Mall Co., Ltd.	3,900	64,128

AGC, Inc.	800	28,044

Alfresa Holdings Corp.	2,800	79,686

ANA Holdings, Inc.	2,000	73,343

Asahi Group Holdings Ltd.	1,400	62,357

Astellas Pharma, Inc.	3,700	55,441

Brother Industries Ltd.	6,800	125,820

Canon, Inc.	6,300	182,878

Casio Computer Co., Ltd.	8,100	105,746

Central Japan Railway Co.	400	92,912

Dai Nippon Printing Co., Ltd.	2,200	52,612

Dai-ichi Life Holdings, Inc.	2,400	33,349

Daicel Corp.	6,000	65,158

Daiwa House Industry Co., Ltd.	1,700	54,048

East Japan Railway Co.	1,000	96,490

Electric Power Development Co., Ltd.	1,400	34,100

FUJIFILM Holdings Corp.	3,400	154,633

Fujitsu Ltd.	2,100	151,516

Hitachi Ltd.	4,500	145,751

Hoya Corp.	1,100	72,638

ITOCHU Corp.	4,900	88,650

Japan Airlines Co., Ltd.	1,800	63,407

Japan Tobacco, Inc.	2,000	49,600

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Multifactor Fund (DWMF)

March 31, 2019

Investments	Shares	Value

Kajima Corp.	1,800	$26,573

Kamigumi Co., Ltd.	1,000	23,165

KDDI Corp.	1,600	34,476

Kintetsu Group Holdings Co., Ltd.	1,100	51,281

Kirin Holdings Co., Ltd.	2,100	50,136

Kobe Steel Ltd.	7,000	52,555

Konica Minolta, Inc.	15,400	151,516

Kyushu Electric Power Co., Inc.	4,500	53,137

Kyushu Railway Co.	3,100	101,947

Marubeni Corp.	6,200	42,851

McDonald’s Holdings Co., Japan Ltd.	2,900	134,146

Medipal Holdings Corp.	2,500	59,403

MEIJI Holdings Co., Ltd.	700	56,855

Mitsubishi Corp.	1,700	47,213

Mitsubishi Estate Co., Ltd.	2,700	48,921

Mitsubishi Heavy Industries Ltd.	1,500	62,312

Mitsui Chemicals, Inc.	2,900	69,981

MS&AD Insurance Group Holdings, Inc.	2,500	76,117

Nippon Steel & Sumitomo Metal Corp.	5,100	90,034

Nippon Telegraph & Telephone Corp.	1,200	50,988

Nomura Research Institute Ltd.	2,900	131,788

NSK Ltd.	3,200	29,981

Seiko Epson Corp.	10,600	162,326

Sekisui House Ltd.	9,200	152,274

Seven & I Holdings Co., Ltd.	1,700	64,139

SG Holdings Co., Ltd.	700	20,396

Shionogi & Co., Ltd.	600	37,143

Showa Denko K.K.	1,000	35,145

Sony Corp.	2,000	83,932

Sony Financial Holdings, Inc.	1,600	30,183

SUMCO Corp.	8,900	98,983

Sumitomo Chemical Co., Ltd.	14,800	68,862

Sumitomo Corp.	2,400	33,197

Sumitomo Heavy Industries Ltd.	800	25,911

Sumitomo Mitsui Financial Group, Inc.	1,200	42,022

Suntory Beverage & Food Ltd.	1,100	51,678

Suzuken Co., Ltd.	1,000	57,912

T&D Holdings, Inc.	2,500	26,291

Taiheiyo Cement Corp.	2,000	66,676

Taisei Corp.	500	23,219

Teijin Ltd.	6,300	103,933

Tokio Marine Holdings, Inc.	1,500	72,666

Tokyo Electric Power Co. Holdings, Inc.*	500	3,162

Toshiba Corp.	700	22,293

Tosoh Corp.	3,800	59,085

West Japan Railway Co.	1,300	97,942

Total Japan		4,817,053

Luxembourg – 0.4%

ArcelorMittal	3,659	74,191

Netherlands – 3.0%

Aegon N.V.	18,750	90,193

EXOR N.V.	1,170	76,065

Heineken Holding N.V.	1,175	117,818
Investments	Shares	Value

Koninklijke Ahold Delhaize N.V.	5,523	$147,130

NN Group N.V.	2,678	111,349

Randstad N.V.	1,097	53,545

Total Netherlands		596,100

Norway – 1.0%

Mowi ASA	3,883	86,799

Telenor ASA	5,112	102,518

Total Norway		189,317

Singapore – 1.7%

ComfortDelGro Corp., Ltd.	39,100	74,188

SATS Ltd.	11,200	42,253

Singapore Exchange Ltd.	21,100	113,873

Wilmar International Ltd.	44,800	109,478

Total Singapore		339,792

Spain – 3.7%

Aena SME S.A.(a)	425	76,592

Enagas S.A.	5,769	168,032

Endesa S.A.	5,322	135,890

Red Electrica Corp. S.A.	6,369	135,877

Repsol S.A.	9,704	166,275

Telefonica S.A.	6,337	53,146

Total Spain		735,812

Sweden – 2.0%

Sandvik AB	3,438	55,970

Securitas AB Class B	4,153	67,274

SKF AB Class B	3,543	58,978

Svenska Handelsbanken AB Class A	10,184	107,711

Telia Co. AB	10,111	45,730

Volvo AB Class B	4,414	68,528

Total Sweden		404,191

Switzerland – 9.1%

Adecco Group AG Registered Shares	2,807	149,722

Julius Baer Group Ltd.*	3,383	136,658

Nestle S.A. Registered Shares	2,187	208,401

Novartis AG Registered Shares	2,512	241,590

Roche Holding AG Genusschein	857	236,086

SGS S.A. Registered Shares	62	154,269

Sonova Holding AG Registered Shares	909	179,810

Swiss Life Holding AG Registered Shares*	377	165,995

Swisscom AG Registered Shares	271	132,520

Zurich Insurance Group AG	586	193,941

Total Switzerland		1,798,992

United Kingdom – 22.0%

Admiral Group PLC	3,876	109,598

Anglo American PLC	3,298	88,248

Auto Trader Group PLC(a)	13,561	92,170

Aviva PLC	22,847	122,775

Barratt Developments PLC	19,489	152,168

Berkeley Group Holdings PLC	3,133	150,602

BP PLC	21,833	158,890

BT Group PLC	15,074	43,792

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (continued)

WisdomTree International Multifactor Fund (DWMF)

March 31, 2019

Investments	Shares	Value

Carnival PLC	2,707	$132,805

Coca-Cola European Partners PLC	2,679	138,611

Compass Group PLC	8,078	189,942

Diageo PLC	3,440	140,661

Direct Line Insurance Group PLC	26,518	121,977

Fiat Chrysler Automobiles N.V.*	8,027	119,622

GlaxoSmithKline PLC	7,085	147,418

HSBC Holdings PLC	14,089	114,430

InterContinental Hotels Group PLC	2,962	178,122

International Consolidated Airlines Group S.A.	9,206	61,319

Investec PLC	10,688	61,599

ITV PLC	22,591	37,415

Legal & General Group PLC	40,095	143,833

Lloyds Banking Group PLC	165,281	133,831

London Stock Exchange Group PLC	1,379	85,371

Marks & Spencer Group PLC	43,074	156,540

Merlin Entertainments PLC(a)	30,449	136,210

Pearson PLC	6,351	69,201

Persimmon PLC	5,066	143,247
Investments	Shares	Value

RELX PLC	4,019	$85,965

Rio Tinto PLC	2,030	118,002

Royal Dutch Shell PLC Class A	5,329	167,592

Schroders PLC	2,783	97,985

Segro PLC	4,894	42,944

Smith & Nephew PLC	4,717	93,611

Taylor Wimpey PLC	56,671	129,561

Tesco PLC	28,964	87,598

Unilever N.V. CVA	2,485	144,481

Unilever PLC	2,616	149,816

Total United Kingdom		4,347,952

TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $18,931,952)		19,681,648

Other Assets less Liabilities – 0.5%		96,479

NET ASSETS – 100.0%		$19,778,127

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/10/2019	90,995	USD	10,132,338	JPY	$–	$(606)
Barclays Bank PLC	4/10/2019	56,389	DKK	8,555	USD	–	(68)
Barclays Bank PLC	4/10/2019	45,249	SGD	33,382	USD	30	–
Barclays Bank PLC	4/10/2019	64,693	USD	234,124	ILS	148	–
Citibank N.A.	4/10/2019	218,040	AUD	153,997	USD	914	–
Citibank N.A.	4/10/2019	220,894	CHF	220,402	USD	1,571	–
Citibank N.A.	4/10/2019	168,917	DKK	25,642	USD	–	(218)
Citibank N.A.	4/10/2019	435,360	EUR	493,131	USD	–	(3,954)
Citibank N.A.	4/10/2019	223,384	GBP	297,075	USD	–	(5,875)
Citibank N.A.	4/10/2019	27,380	ILS	7,604	USD	–	(56)
Citibank N.A.	4/10/2019	15,680	ILS	4,358	USD	–	(35)
Citibank N.A.	4/10/2019	62,866,012	JPY	563,799	USD	4,536	–
Citibank N.A.	4/10/2019	199,036	NOK	23,217	USD	–	(97)
Citibank N.A.	4/10/2019	396,334	SEK	42,626	USD	129	–
Citibank N.A.	4/10/2019	621,116	SEK	66,736	USD	268	–
Citibank N.A.	4/10/2019	29,853	SGD	22,026	USD	17	–
Citibank N.A.	4/10/2019	2,253,457	USD	3,199,047	AUD	–	(19,381)
Citibank N.A.	4/10/2019	3,713,351	USD	3,297,954	EUR	7,724	–
Citibank N.A.	4/10/2019	4,428,694	USD	490,213,467	JPY	–	(3,040)
Goldman Sachs	4/10/2019	1,630,528	AUD	1,149,638	USD	8,809	–
Goldman Sachs	4/10/2019	137,637	NOK	16,042	USD	–	(54)
Goldman Sachs	4/10/2019	977,766	USD	980,391	CHF	–	(7,417)
Goldman Sachs	4/10/2019	2,148,968	USD	1,642,691	GBP	7,580	–
Goldman Sachs	4/10/2019	199,959	USD	1,756,374	NOK	–	(4,063)
Goldman Sachs	4/10/2019	400,243	USD	3,780,805	SEK	–	(7,619)
Goldman Sachs	4/10/2019	205,840	USD	279,468	SGD	–	(516)
HSBC Holdings PLC	4/10/2019	893,933	USD	898,568	CHF	–	(9,027)
Morgan Stanley & Co. International	4/10/2019	259,890	USD	229,585	EUR	1,925	–
UBS AG	4/10/2019	282,158	USD	397,975	AUD	–	(593)
UBS AG	4/10/2019	111,931	USD	112,184	CHF	–	(802)

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree International Multifactor Fund (DWMF)

March 31, 2019

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	4/10/2019	212,701	USD	1,409,129	DKK	$606	$–
UBS AG	4/10/2019	26,633	USD	175,303	DKK	247	–
UBS AG	4/10/2019	464,954	USD	410,208	EUR	4,038	–
UBS AG	4/10/2019	269,075	USD	203,159	GBP	4,240	–
UBS AG	4/10/2019	255,646	USD	193,066	GBP	3,968	–
UBS AG	4/10/2019	8,100	USD	29,117	ILS	73	–
UBS AG	4/10/2019	554,523	USD	61,548,614	JPY	–	(1,902)
UBS AG	4/10/2019	25,037	USD	214,603	NOK	109	–
UBS AG	4/10/2019	50,115	USD	465,263	SEK	–	(76)
UBS AG	4/10/2019	25,773	USD	34,871	SGD	25	–
						$46,957	$(65,399)

CURRENCY LEGEND
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments

WisdomTree International Quality Dividend Growth Fund (IQDG)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.5%

Australia – 6.5%

Altium Ltd.	2,592	$59,508

ARB Corp., Ltd.(a)	2,590	31,645

Aristocrat Leisure Ltd.	10,276	178,912

Blackmores Ltd.(a)	508	33,607

Caltex Australia Ltd.	20,630	384,095

carsales.com Ltd.	13,239	118,965

Cochlear Ltd.	1,659	204,205

Computershare Ltd.	23,396	283,858

Corporate Travel Management Ltd.(a)	1,862	33,675

Costa Group Holdings Ltd.	1,812	6,616

Crown Resorts Ltd.	41,972	343,168

CSL Ltd.	9,637	1,334,489

Domino’s Pizza Enterprises Ltd.(a)	2,009	61,964

Flight Centre Travel Group Ltd.	2,264	67,626

Inghams Group Ltd.(a)	40,834	126,758

Magellan Financial Group Ltd.	13,727	355,228

McMillan Shakespeare Ltd.	6,623	56,456

Mineral Resources Ltd.	14,167	159,004

Northern Star Resources Ltd.	19,990	127,089

Pendal Group Ltd.	31,259	205,395

Platinum Asset Management Ltd.(a)	54,114	176,439

Reece Ltd.	12,264	85,898

Seek Ltd.	10,813	134,725

Technology One Ltd.	13,373	75,996

Webjet Ltd.	2,875	29,715

Total Australia		4,675,036

Austria – 0.4%

Lenzing AG	2,772	297,248

Belgium – 0.6%

Kinepolis Group N.V.	869	49,178

Melexis N.V.(a)	1,973	119,520

Warehouses De Pauw CVA	1,656	265,900

Total Belgium		434,598

China – 3.7%

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	18,000	32,973

China Everbright International Ltd.	146,074	148,494

China Overseas Land & Investment Ltd.	594,000	2,254,944

China South City Holdings Ltd.	650,000	104,332

CSPC Pharmaceutical Group Ltd.	70,000	130,192

Total China		2,670,935

Denmark – 10.4%

Ambu A/S Class B	745	19,733

Chr Hansen Holding A/S	2,541	257,821

Coloplast A/S Class B	9,435	1,036,216

DFDS A/S	2,669	110,555

DSV A/S	1,119	92,635

GN Store Nord A/S	1,430	66,460

Novo Nordisk A/S Class B	102,422	5,367,078

Pandora A/S	4,936	231,334

Rockwool International A/S Class B	42	9,848

Royal Unibrew A/S	2,012	148,585

SimCorp A/S	894	86,393

Total Denmark		7,426,658

Finland – 2.1%

DNA Oyj	8,023	166,480

Neste Oyj	6,444	687,386

Nokian Renkaat Oyj	8,259	276,725

Wartsila Oyj Abp	21,881	353,426

Total Finland		1,484,017

France – 7.0%

Airbus SE	16,970	2,246,556

Alten S.A.	714	76,484

Eurazeo SE	2,864	215,461

Hermes International	1,025	676,972

Ipsen S.A.	1,291	177,141

Safran S.A.	9,723	1,334,661

SEB S.A.	917	154,448

Trigano S.A.	50	3,902

Valeo S.A.	4,524	131,312

Total France		5,016,937

Germany – 4.7%

1&1 Drillisch AG	8,613	306,961

adidas AG	3,471	844,179

AURELIUS Equity Opportunities SE & Co. KGaA	5,733	261,226

Bechtle AG	1,089	100,941

CompuGroup Medical SE	1,124	66,259

Continental AG	4,464	672,664

CTS Eventim AG & Co. KGaA	1,906	90,400

Fielmann AG	2,564	177,058

Fuchs Petrolub SE	3,013	118,748

Hugo Boss AG	3,233	221,005

Nemetschek SE	560	95,577

Pfeiffer Vacuum Technology AG	306	46,866

Siltronic AG	1,110	98,014

United Internet AG Registered Shares	6,756	246,772

Wirecard AG	203	25,461

Total Germany		3,372,131

Hong Kong – 1.1%

Galaxy Entertainment Group Ltd.	64,000	435,773

Techtronic Industries Co., Ltd.	34,500	231,833

Vitasoy International Holdings Ltd.	26,000	125,861

Total Hong Kong		793,467

Ireland – 0.5%

Glanbia PLC	9,066	177,535

Hibernia REIT PLC	12,808	19,214

Irish Continental Group PLC	7,270	39,673

Kingspan Group PLC	2,511	116,331

Total Ireland		352,753

Israel – 0.5%

Bezeq Israeli Telecommunication Corp., Ltd.	511,906	367,425

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

March 31, 2019

Investments	Shares	Value

Italy – 2.0%

Brembo SpA	9,161	$103,996

Datalogic SpA	845	19,735

De’ Longhi SpA	7,828	211,479

DiaSorin SpA	986	99,310

Ferrari N.V.	1,428	191,610

Gima TT SpA(b)	324	2,592

IMA Industria Macchine Automatiche SpA	1,225	91,539

Interpump Group SpA	1,849	60,374

Moncler SpA	2,261	91,192

Recordati SpA	10,611	413,554

Reply SpA	512	32,999

Salvatore Ferragamo SpA	3,482	74,755

Technogym SpA(b)	3,088	38,037

Total Italy		1,431,172

Japan – 16.2%

Ai Holdings Corp.	1,600	26,439

Asahi Intecc Co., Ltd.	900	42,282

Astellas Pharma, Inc.	83,100	1,245,167

Benefit One, Inc.	2,900	56,907

Calbee, Inc.	3,000	80,824

Chugai Pharmaceutical Co., Ltd.	11,400	783,792

Create SD Holdings Co., Ltd.	1,700	39,979

CyberAgent, Inc.	800	32,633

Daikin Industries Ltd.	4,800	562,461

Dip Corp.(a)	1,100	19,002

Disco Corp.	1,500	213,715

Elecom Co., Ltd.	1,800	55,536

Financial Products Group Co., Ltd.	4,400	36,056

Funai Soken Holdings, Inc.	1,000	24,059

GMO Payment Gateway, Inc.	700	49,709

Harmonic Drive Systems, Inc.(a)	1,100	37,665

Haseko Corp.	14,100	177,325

Hazama Ando Corp.	8,900	59,583

Hikari Tsushin, Inc.	900	170,511

Hoya Corp.	9,000	594,308

Japan Lifeline Co., Ltd.(a)	2,400	39,637

Japan Material Co., Ltd.	700	8,576

Kakaku.com, Inc.	5,300	101,849

Kaken Pharmaceutical Co., Ltd.	3,100	140,877

Keyence Corp.	300	186,936

Koito Manufacturing Co., Ltd.	2,400	135,953

Kotobuki Spirits Co., Ltd.	100	3,831

Kyudenko Corp.	2,100	65,836

Lasertec Corp.	1,300	54,321

M3, Inc.	3,100	52,010

Meitec Corp.	1,900	86,344

Mixi, Inc.	7,000	161,774

Modec, Inc.	1,900	54,072

MonotaRO Co., Ltd.(a)	2,100	46,692

Murata Manufacturing Co., Ltd.	19,200	956,140

Nidec Corp.	2,600	329,448

Nihon M&A Center, Inc.	1,700	46,538

Nissan Chemical Corp.	3,800	174,062

Nitto Denko Corp.	6,800	357,248

Obara Group, Inc.	300	9,934

Open House Co., Ltd.(a)	1,100	37,715

Oracle Corp.	3,400	228,233

Oriental Land Co., Ltd.	1,500	170,348

Park24 Co., Ltd.	5,100	110,722

Pigeon Corp.	3,100	126,734

Pilot Corp.	100	4,052

Relo Group, Inc.	3,100	87,103

Ryohin Keikaku Co., Ltd.	200	50,666

Seria Co., Ltd.(a)	500	17,234

Shimano, Inc.	1,100	178,886

Sundrug Co., Ltd.	3,100	85,423

Sysmex Corp.	2,300	139,016

Systena Corp.	2,000	21,719

T-Gaia Corp.	2,400	39,810

TechnoPro Holdings, Inc.	1,000	59,629

Toei Animation Co., Ltd.	900	44,396

Tokyo Electron Ltd.	10,800	1,561,187

Trend Micro, Inc.	6,400	311,659

United Arrows Ltd.	1,100	38,311

USS Co., Ltd.	9,400	174,437

Yahoo Japan Corp.	245,000	599,855

Yaskawa Electric Corp.(a)	5,500	172,675

ZOZO, Inc.(a)	1,900	35,808

Total Japan		11,615,649

Netherlands – 2.4%

ASM International N.V.	1,960	106,298

ASML Holding N.V.	6,423	1,205,857

BE Semiconductor Industries N.V.	12,537	333,911

Corbion N.V.	2,332	70,175

Total Netherlands		1,716,241

New Zealand – 0.9%

Fisher & Paykel Healthcare Corp., Ltd.	18,933	202,723

Mainfreight Ltd.	3,181	77,775

Ryman Healthcare Ltd.	17,980	150,214

Z Energy Ltd.	41,079	175,379

Total New Zealand		606,091

Norway – 1.9%

Borregaard ASA	4,879	48,441

Entra ASA(b)	9,740	147,261

Grieg Seafood ASA	8,157	99,078

Leroy Seafood Group ASA	32,225	234,102

Salmar ASA	11,791	566,575

Tomra Systems ASA	3,007	89,739

Veidekke ASA	11,720	123,167

XXL ASA(a)(b)	2,353	7,787

Total Norway		1,316,150

Portugal – 0.1%

Altri, SGPS, S.A.	8,815	69,087

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

March 31, 2019

Investments	Shares	Value

Singapore – 0.7%

First Resources Ltd.	81,900	$99,163

Sheng Siong Group Ltd.	101,400	77,856

SIA Engineering Co., Ltd.	60,200	109,333

Venture Corp., Ltd.	17,200	227,810

Total Singapore		514,162

Spain – 4.3%

Cie Automotive S.A.	3,590	96,664

Industria de Diseno Textil S.A.	85,673	2,520,386

Prosegur Cash S.A.(b)	47,377	104,692

Prosegur Cia de Seguridad S.A.	17,917	97,170

Zardoya Otis S.A.	28,959	239,973

Total Spain		3,058,885

Sweden – 5.8%

AddTech AB Class B	2,282	47,484

Atlas Copco AB Class A	33,911	912,734

Atlas Copco AB Class B	13,693	339,693

Beijer Ref AB	2,334	37,620

Bonava AB Class B	5,728	72,192

Electrolux AB Series B	14,612	376,355

Evolution Gaming Group AB(b)	877	69,259

Fagerhult AB(a)	2,774	21,354

Hexpol AB	11,496	96,861

Indutrade AB	3,897	111,171

Intrum AB(a)	8,734	251,418

Investment AB Latour Class B(a)	20,004	268,509

JM AB	6,368	114,380

Lifco AB Class B	1,761	71,956

Loomis AB Class B	2,894	99,844

Mycronic AB	5,104	72,912

NetEnt AB*	17,241	62,735

Nobia AB	8,260	48,534

Nolato AB Class B	50	2,083

Paradox Interactive AB	982	15,246

Peab AB	23,333	202,129

Sandvik AB	43,092	701,529

Sweco AB Class B	4,055	97,929

Thule Group AB(b)	2,233	50,557

Vitrolife AB	1,454	33,178

Total Sweden		4,177,662

Switzerland – 6.6%

Bucher Industries AG Registered Shares	367	122,714

EMS-Chemie Holding AG Registered Shares	1,181	640,366

Kuehne + Nagel International AG Registered Shares	6,864	941,482

Logitech International S.A. Registered Shares	4,429	173,576

Oriflame Holding AG	2,136	41,107

Partners Group Holding AG	1,347	979,243

SGS S.A. Registered Shares	321	798,713

Sonova Holding AG Registered Shares	1,936	382,962

Straumann Holding AG Registered Shares	211	172,143

Sunrise Communications Group AG*(b)	4,474	329,294

Temenos AG Registered Shares*	635	93,602

Ypsomed Holding AG Registered Shares*	259	33,158

Total Switzerland		4,708,360

United Kingdom – 21.1%

Abcam PLC	2,391	35,362

Ashtead Group PLC	9,041	218,241

Barratt Developments PLC	88,378	690,045

Bellway PLC	5,974	237,036

Bovis Homes Group PLC	6,238	86,446

British American Tobacco PLC	83,778	3,486,793

Cineworld Group PLC	28,179	107,439

Compass Group PLC	39,910	938,426

Computacenter PLC	3,946	56,869

Cranswick PLC	1,360	48,238

Croda International PLC	4,238	278,215

Diageo PLC	109,461	4,475,830

Diploma PLC	3,185	60,510

Domino’s Pizza Group PLC	5,344	16,852

Dunelm Group PLC	13,055	147,913

easyJet PLC	10,385	151,222

Electrocomponents PLC	13,821	101,177

FDM Group Holdings PLC	4,458	52,223

Fevertree Drinks PLC	559	21,990

Games Workshop Group PLC	1,567	64,217

Greggs PLC	3,305	79,198

Hargreaves Lansdown PLC	12,671	307,682

Hill & Smith Holdings PLC	2,813	45,562

HomeServe PLC	7,433	99,277

Howden Joinery Group PLC	17,701	111,936

IMI PLC	14,119	176,251

Jardine Lloyd Thompson Group PLC	10,320	257,385

JD Sports Fashion PLC	6,185	40,506

Marshalls PLC	13,834	111,493

Moneysupermarket.com Group PLC	31,918	154,759

Next PLC	4,338	315,417

NMC Health PLC	740	22,024

Pagegroup PLC	22,406	137,222

Redrow PLC	15,091	118,183

RELX PLC	37,986	812,504

Renishaw PLC	752	36,315

Rentokil Initial PLC	29,152	134,206

Rightmove PLC	17,093	113,592

Rotork PLC	21,899	80,698

RWS Holdings PLC	6,183	38,834

Softcat PLC	4,204	45,468

Spirax-Sarco Engineering PLC	1,666	156,086

Synthomer PLC	14,932	73,820

Ted Baker PLC	1,714	34,797

Unite Group PLC (The)	12,193	145,773

Victrex PLC	3,223	90,546

WH Smith PLC	3,687	101,948

Total United Kingdom		15,116,526
TOTAL COMMON STOCKS (Cost: $72,876,006)		71,221,190

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

March 31, 2019

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%

United States – 1.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c)
(Cost: $851,521)(d)	851,521	$851,521

TOTAL INVESTMENTS IN SECURITIES – 100.7% (Cost: $73,727,527)		72,072,711

Other Assets less Liabilities – (0.7)%		(531,621)

NET ASSETS – 100.0%		$71,541,090
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,132,980. The total market value of the collateral held by the Fund was $1,199,530. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $348,009.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Citibank N.A.	4/2/2019	56,474	DKK	8,486	USD	$8	$—
Citibank N.A.	4/2/2019	11,789	GBP	15,325	USD	36	—
Goldman Sachs	4/2/2019	3,064,467	JPY	27,656	USD	30	—
Societe Generale	4/2/2019	8,024	EUR	9,001	USD	9	—
						$83	$—

CURRENCY LEGEND
DKK	Danish krone
EUR	Euro
GBP	British pound
JPY	Japanese yen
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 98.6%

Australia – 10.3%

A2B Australia Ltd.(a)	161,969	$241,615

Accent Group Ltd.	2,552,138	2,610,592

ALS Ltd.	482,169	2,599,641

Altium Ltd.	284,020	6,520,675

AMA Group Ltd.(a)	1,043,750	808,156

Ansell Ltd.	221,530	4,000,188

AP Eagers Ltd.	237,999	1,242,610

ARB Corp., Ltd.(a)	75,955	928,020

ARQ Group Ltd.	125,682	176,771

AUB Group Ltd.	91,452	850,365

Austal Ltd.	555,200	887,369

Australian Pharmaceutical Industries Ltd.	1,403,534	1,510,455

Bapcor Ltd.	264,106	1,035,594

Beach Energy Ltd.	3,344,197	4,893,633

Bega Cheese Ltd.(a)	193,909	629,487

Blackmores Ltd.(a)	21,416	1,416,773

Breville Group Ltd.	183,140	2,117,922

Brickworks Ltd.	181,208	2,229,449

carsales.com Ltd.	329,787	2,963,442

Cedar Woods Properties Ltd.	230,007	865,943

Cleanaway Waste Management Ltd.	2,710,619	4,274,583

Collins Foods Ltd.	261,103	1,346,545

Corporate Travel Management Ltd.(a)	124,013	2,242,838

Costa Group Holdings Ltd.	80,586	294,235

CSR Ltd.	1,399,344	3,300,159

Dicker Data Ltd.(a)	345,108	1,005,104

DuluxGroup Ltd.	573,660	3,015,495

ERM Power Ltd.	286,956	386,275

Estia Health Ltd.	609,368	1,164,405

Event Hospitality and Entertainment Ltd.	237,380	2,296,643

G8 Education Ltd.	1,959,934	4,218,484

Genworth Mortgage Insurance Australia Ltd.(a)	2,196,586	3,729,224

GrainCorp Ltd. Class A	363,229	2,368,621

GUD Holdings Ltd.	180,265	1,527,651

GWA Group Ltd.	588,039	1,328,329

Healius Ltd.	793,766	1,482,930

HT&E Ltd.(a)	60,824	73,883

IDP Education Ltd.	316,201	3,272,616

Infomedia Ltd.	904,143	979,443

Inghams Group Ltd.(a)	481,388	1,494,339

Integrated Research Ltd.(a)	97,260	179,630

Invocare Ltd.(a)	172,217	1,738,371

IOOF Holdings Ltd.(a)	505,420	2,197,233

IPH Ltd.	20,717	103,603

IRESS Ltd.	271,606	2,521,664

IVE Group Ltd.	482,565	747,282

Japara Healthcare Ltd.(a)	811,956	807,482

JB Hi-Fi Ltd.(a)	287,813	5,100,976

Link Administration Holdings Ltd.	487,582	2,556,091

MACA Ltd.	1,445,695	1,006,410

McMillan Shakespeare Ltd.(a)	178,373	1,520,487

Metcash Ltd.	1,277,976	2,405,697

Mineral Resources Ltd.	294,797	3,308,662

Monadelphous Group Ltd.(a)	192,599	2,373,700

Monash IVF Group Ltd.	964,430	729,613

MYOB Group Ltd.	1,192,732	2,821,366

MyState Ltd.	227,953	702,761

Navigator Global Investments Ltd.	838,515	1,852,437

Navitas Ltd.(a)	688,767	2,827,955

New Hope Corp., Ltd.	831,098	1,777,015

NIB Holdings Ltd.	697,735	2,597,132

Nick Scali Ltd.(a)	204,361	823,101

Nine Entertainment Co. Holdings Ltd.	2,754,252	3,345,585

Northern Star Resources Ltd.	607,710	3,863,596

Nufarm Ltd.	199,015	665,854

OFX Group Ltd.	435,042	516,083

oOh!media Ltd.	337,585	932,835

OZ Minerals Ltd.	461,701	3,476,474

Peet Ltd.	690,171	500,068

Pendal Group Ltd.	655,314	4,305,895

Perpetual Ltd.(a)	165,916	4,558,763

Platinum Asset Management Ltd.(a)	1,602,901	5,226,268

Premier Investments Ltd.	368,053	4,251,118

Qube Holdings Ltd.	1,155,906	2,299,073

Regis Healthcare Ltd.(a)	800,608	1,956,369

Regis Resources Ltd.	803,952	3,026,762

Reject Shop Ltd. (The)(a)	70,400	132,523

Ruralco Holdings Ltd.	455,408	1,413,691

Sandfire Resources NL	137,993	677,341

SeaLink Travel Group Ltd.	216,534	618,336

Servcorp Ltd.(a)	355,300	671,350

SG Fleet Group Ltd.	622,472	972,780

Sigma Healthcare Ltd.	3,465,895	1,292,549

Sims Metal Management Ltd.	214,746	1,633,755

Southern Cross Media Group Ltd.	1,717,711	1,427,606

St Barbara Ltd.	263,040	629,686

Steadfast Group Ltd.	833,372	1,876,595

Super Retail Group Ltd.	171,248	976,817

Tassal Group Ltd.	219,917	759,220

Virtus Health Ltd.	165,110	467,971

WPP AUNZ Ltd.	2,304,936	1,031,506

Total Australia		172,535,639

Austria – 0.7%

Lenzing AG	61,180	6,560,464

Palfinger AG	28,324	795,090

Porr AG(a)	40,067	896,185

S IMMO AG	134,514	2,751,931

Total Austria		11,003,670

Belgium – 1.5%

Cofinimmo S.A.	54,415	7,234,225

D’ieteren S.A./N.V.	80,154	3,177,032

Econocom Group S.A./N.V.(a)	321,586	1,312,211

Fagron	10,774	193,682

Greenyard N.V.(a)	77,460	290,500

Kinepolis Group N.V.	14,710	832,463

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2019

Investments	Shares	Value

Ontex Group N.V.	117,642	$2,649,812

Orange Belgium S.A.	12,092	260,688

Recticel S.A.	84,370	633,776

Warehouses De Pauw CVA	54,768	8,793,963

Total Belgium		25,378,352

China – 2.9%

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	980,000	1,795,222

China Overseas Grand Oceans Group Ltd.(a)	2,784,000	1,514,364

China Power Clean Energy Development Co., Ltd.	3,992,000	2,624,057

China Power International Development Ltd.	22,709,000	5,814,698

China South City Holdings Ltd.	11,424,000	1,833,673

China Travel International Investment Hong Kong Ltd.	7,060,000	1,798,738

CITIC Telecom International Holdings Ltd.	13,980,822	6,286,957

CPMC Holdings Ltd.(a)	1,945,109	780,526

Dah Chong Hong Holdings Ltd.	3,213,000	1,158,325

Guotai Junan International Holdings Ltd.(a)	16,636,000	3,369,606

Poly Property Group Co., Ltd.	5,774,000	2,250,771

Shanghai Industrial Holdings Ltd.	2,331,000	5,487,536

Shenwan Hongyuan HK Ltd.	4,075,000	1,105,708

Shougang Fushan Resources Group Ltd.	12,580,000	2,884,604

Xiwang Special Steel Co., Ltd.	9,104,000	1,774,421

Yuexiu Property Co., Ltd.	30,954,000	7,452,667

Total China		47,931,873

Denmark – 1.0%

Alm Brand A/S	348,839	3,011,643

Matas A/S	319,951	3,166,474

Per Aarsleff Holding A/S	38,338	1,271,465

Schouw & Co. A/S	22,579	1,680,355

Spar Nord Bank A/S	378,357	3,317,698

Sydbank A/S	186,750	3,876,200

Total Denmark		16,323,835

Finland – 2.4%

Aktia Bank Oyj	155,866	1,639,882

Citycon Oyj(a)	207,027	2,120,971

Cramo Oyj	136,936	2,695,388

Finnair Oyj	202,157	1,820,475

Kemira Oyj	434,404	5,375,231

Lassila & Tikanoja Oyj	78,209	1,255,783

Oriola Oyj Class B	683,490	1,799,686

Ramirent Oyj	290,728	1,790,545

Sanoma Oyj	320,978	3,148,182

Tieto Oyj(a)	205,403	6,273,319

Tikkurila Oyj	90,279	1,482,026

Tokmanni Group Corp.	255,516	2,384,190

Uponor Oyj	193,307	2,211,788

Valmet Oyj(a)	96,983	2,456,724

YIT Oyj(a)	697,609	4,045,797

Total Finland		40,499,987

France – 3.0%

Albioma S.A.	80,161	1,881,183

Beneteau S.A.	58,445	685,125

Coface S.A.	388,360	3,436,231

Elior Group S.A.(b)	266,574	3,570,918

Gaztransport Et Technigaz S.A.	104,309	9,498,704

IPSOS	86,575	2,169,743

Jacquet Metal Service S.A.	45,153	753,403

Kaufman & Broad S.A.	60,646	2,480,069

Korian S.A.	93,732	3,797,310

Lectra	39,020	944,183

LISI	41,785	1,285,561

Maisons du Monde S.A.(b)	48,212	932,202

Metropole Television S.A.	347,358	6,412,108

Neopost S.A.	137,279	3,289,427

Rothschild & Co.	97,156	3,092,747

SPIE S.A.	266,926	4,723,553

Vilmorin & Cie S.A.	37,841	2,005,517

Total France		50,957,984

Georgia – 0.1%

Bank of Georgia Group PLC	103,527	2,229,912

Germany – 3.4%

Aareal Bank AG	175,080	5,402,254

alstria office REIT-AG	289,500	4,713,443

AURELIUS Equity Opportunities SE & Co. KGaA	119,717	5,454,935

BayWa AG	77,106	2,194,764

bet-at-home.com AG	37,010	2,410,287

Bilfinger SE	60,222	2,096,228

Borussia Dortmund GmbH & Co. KGaA	179,399	1,649,778

Comdirect Bank AG	82,381	934,265

CompuGroup Medical SE	21,080	1,242,658

CropEnergies AG	271,397	1,584,638

Deutz AG	106,287	890,309

Elmos Semiconductor AG	50,707	1,109,120

Encavis AG	212,992	1,509,087

Gerresheimer AG	25,437	1,913,649

Hamburger Hafen und Logistik AG	104,628	2,394,274

Indus Holding AG	26,333	1,269,946

Jenoptik AG	58,020	2,162,905

Kloeckner & Co. SE	132,924	978,358

MLP SE	166,446	831,678

NORMA Group SE	29,496	1,432,753

Pfeiffer Vacuum Technology AG	16,016	2,452,958

RHOEN-KLINIKUM AG	23,678	682,750

Takkt AG	120,389	1,981,721

TLG Immobilien AG	166,688	5,023,525

Wacker Neuson SE	87,065	2,072,532

Washtec AG	11,548	881,734

Wuestenrot & Wuerttembergische AG	114,354	2,198,249

Zeal Network SE	5,512	124,711

Total Germany		57,593,509

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2019

Investments	Shares	Value

Hong Kong – 0.4%

Dah Sing Financial Holdings Ltd.	340,629	$1,785,602

Hongkong & Shanghai Hotels Ltd. (The)	1,306,870	1,881,239

Kowloon Development Co., Ltd.	1,009,000	1,259,651

Lai Sun Development Co., Ltd.	760,434	1,280,637

Television Broadcasts Ltd.	51,700	100,239

Total Hong Kong		6,307,368

Ireland – 0.6%

C&C Group PLC	795,085	2,856,836

FBD Holdings PLC	57,797	585,374

Grafton Group PLC	230,654	2,432,983

Greencore Group PLC	876,705	2,307,629

Hostelworld Group PLC(b)	24,752	59,668

Irish Continental Group PLC	342,988	1,871,703

Total Ireland		10,114,193

Israel – 3.9%

Amot Investments Ltd.	872,314	4,855,068

Ashtrom Properties Ltd.	365,237	1,758,081

Avgol Industries 1953 Ltd.	140,940	149,159

Delek Group Ltd.	59,910	10,356,547

Direct Insurance Financial Investments Ltd.	97,942	1,106,430

Discount Investment Corp., Ltd. Registered Shares	1,035,729	2,393,733

Elco Ltd.	19,677	371,111

Electra Consumer Products 1970 Ltd.	156,376	1,820,405

First International Bank of Israel Ltd.	220,495	5,192,585

Fox Wizel Ltd.	38,426	1,175,220

Gazit-Globe Ltd.	401,995	3,228,720

Harel Insurance Investments & Financial Services Ltd.	631,747	4,160,181

Inrom Construction Industries Ltd.	387,071	1,334,194

Magic Software Enterprises Ltd.	85,332	727,215

Matrix IT Ltd.	204,074	2,566,283

Maytronics Ltd.	259,644	1,675,472

Melisron Ltd.	76,282	3,869,430

Menora Mivtachim Holdings Ltd.	109,706	1,339,681

Paz Oil Co., Ltd.	39,710	5,932,402

Phoenix Holdings Ltd. (The)	145,886	756,492

Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	22,475	1,135,717

Sella Capital Real Estate Ltd.	823,362	1,471,881

Shapir Engineering and Industry Ltd.	394,706	1,344,198

Shikun & Binui Ltd.*	356,776	852,779

Shufersal Ltd.	330,155	2,128,653

Strauss Group Ltd.	108,443	2,598,317

ZUR Shamir Holdings Ltd.	241,931	846,577

Total Israel		65,146,531

Italy – 5.0%

Anima Holding SpA(b)	670,213	2,742,287

Aquafil SpA	45,590	511,907

Ascopiave SpA	1,018,639	4,020,382

ASTM SpA	92,722	2,524,738

Azimut Holding SpA(a)	570,708	9,708,414

Banca Generali SpA	159,619	3,975,281

Banca IFIS SpA	115,501	1,907,744

Banca Popolare di Sondrio SCPA	409,240	1,120,298

Biesse SpA	50,798	1,105,407

BPER Banca(a)	631,485	2,581,698

Cairo Communication SpA	508,160	2,151,115

Cerved Group SpA	342,593	3,408,269

CIR-Compagnie Industriali Riunite SpA	1,185,826	1,454,003

Cofide SpA(a)	912,470	533,799

Credito Emiliano SpA	667,861	3,757,037

Datalogic SpA	58,462	1,365,396

doBank SpA(a)(b)	171,862	2,306,054

El.En. SpA(a)	15,690	331,033

Enav SpA(b)	950,142	5,182,839

Fincantieri SpA	541,131	665,939

Gamenet Group SpA(b)	160,986	1,630,483

Gima TT SpA(a)(b)	427,597	3,420,427

Immobiliare Grande Distribuzione SIIQ SpA	440,682	3,186,639

Maire Tecnimont SpA	518,690	1,977,868

MARR SpA	135,104	3,076,507

Massimo Zanetti Beverage Group SpA(b)	190,392	1,278,414

RAI Way SpA(b)	700,175	3,624,343

Saras SpA	3,228,025	5,984,194

Societa Cattolica di Assicurazioni SC	450,711	4,309,278

Tod’s SpA(a)	46,929	2,176,271

Zignago Vetro SpA	137,794	1,542,578

Total Italy		83,560,642

Japan – 24.4%

77 Bank Ltd. (The)	54,000	754,736

ADEKA Corp.(a)	83,301	1,221,462

Aeon Delight Co., Ltd.	45,700	1,777,463

Ai Holdings Corp.	33,200	548,609

Aica Kogyo Co., Ltd.(a)	44,400	1,480,201

Aichi Corp.	129,400	818,358

Aichi Steel Corp.	29,000	899,986

Aida Engineering Ltd.	74,100	534,235

Aisan Industry Co., Ltd.	121,300	745,214

Akita Bank Ltd. (The)(a)	31,400	637,447

Albis Co., Ltd.(a)	20,000	418,124

Alinco, Inc.	124,800	1,109,484

Alpen Co., Ltd.	49,700	767,828

Amano Corp.	84,600	1,992,611

Aoyama Trading Co., Ltd.(a)	78,001	1,773,054

Arcs Co., Ltd.	65,500	1,440,367

Ariake Japan Co., Ltd.	38,000	2,032,434

Asahi Broadcasting Group Holdings Corp.	31,000	216,777

Asahi Holdings, Inc.(a)	61,400	1,110,564

Asante, Inc.	3,000	59,059

Asanuma Corp.(a)	24,200	537,851

ASKUL Corp.(a)	30,688	765,779

Autobacs Seven Co., Ltd.(a)	89,403	1,486,213

Avex, Inc.(a)	52,000	693,427

Awa Bank Ltd. (The)	15,200	386,437

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2019

Investments	Shares	Value

Bando Chemical Industries Ltd.	32,800	$314,413

Bank of Saga Ltd. (The)	48,900	842,060

Baroque Japan Ltd.(a)	88,000	686,127

Bell System24 Holdings, Inc.	89,700	1,108,638

Belluna Co., Ltd.	200,800	1,556,547

Bic Camera, Inc.	48,600	510,655

BML, Inc.	39,200	1,136,848

C.I. Takiron Corp.	119,100	645,616

Central Glass Co., Ltd.	49,700	1,091,123

Chiyoda Co., Ltd.	50,900	818,097

Chiyoda Integre Co., Ltd.	65,000	1,205,629

Chugoku Bank Ltd. (The)	151,000	1,417,437

Citizen Watch Co., Ltd.	297,607	1,658,974

CKD Corp.(a)	118,200	1,065,760

CONEXIO Corp.(a)	78,100	984,320

Cosel Co., Ltd.(a)	42,000	442,065

Cosmo Energy Holdings Co., Ltd.(a)	73,600	1,478,849

Daido Metal Co., Ltd.(a)	82,800	529,633

Daido Steel Co., Ltd.(a)	49,591	1,955,682

Daiho Corp.	29,400	859,276

Daio Paper Corp.(a)	62,200	762,573

Daishi Hokuetsu Financial Group, Inc.	47,540	1,342,210

Daiwabo Holdings Co., Ltd.	59,300	3,412,757

DCM Holdings Co., Ltd.(a)	149,900	1,397,631

DeNA Co., Ltd.	81,000	1,219,921

Denyo Co., Ltd.(a)	15,600	192,948

Dexerials Corp.(a)	117,900	781,846

DMG Mori Co., Ltd.	138,700	1,715,502

Doshisha Co., Ltd.	43,300	675,603

Doutor Nichires Holdings Co., Ltd.	36,800	699,195

Dowa Holdings Co., Ltd.(a)	64,900	2,134,309

Eagle Industry Co., Ltd.(a)	62,400	681,588

Earth Corp.(a)	34,800	1,616,046

EDION Corp.(a)	132,700	1,158,135

Ehime Bank Ltd. (The)(a)	108,000	1,110,394

Elematec Corp.	16,900	258,497

eRex Co., Ltd.	25,600	238,688

ES-Con Japan Ltd.(a)	70,000	461,671

ESPEC Corp.	21,700	404,455

Excel Co., Ltd.(a)	18,700	395,338

Exedy Corp.(a)	36,470	790,126

F@N Communications, Inc.	126,000	640,900

FIDEA Holdings Co., Ltd.(a)	828,800	980,917

Financial Products Group Co., Ltd.	91,600	750,609

Foster Electric Co., Ltd.	63,385	951,763

France Bed Holdings Co., Ltd.(a)	123,000	1,002,358

Fudo Tetra Corp.(a)	44,420	578,702

Fuji Corp., Ltd.(a)	258,400	1,914,333

Fuji Oil Co., Ltd.(a)	185,500	422,334

Fujikura Ltd.(a)	225,000	847,676

Fujimi, Inc.	61,441	1,342,782

Fujimori Kogyo Co., Ltd.	38,400	1,054,669

Fujitec Co., Ltd.(a)	60,600	670,687

Fujitsu General Ltd.(a)	81,900	1,158,742

Fukui Bank Ltd. (The)	57,000	872,368

Fukui Computer Holdings, Inc.	31,000	578,073

Fukuyama Transporting Co., Ltd.	18,000	692,777

Funai Soken Holdings, Inc.	187,350	4,507,504

Furukawa Electric Co., Ltd.	49,000	1,235,569

Gakkyusha Co., Ltd.	3,000	35,208

Gecoss Corp.	91,000	850,928

Geo Holdings Corp.(a)	94,100	1,307,547

Glory Ltd.(a)	76,577	1,837,544

GMO Financial Holdings, Inc.	245,100	1,428,283

Godo Steel Ltd.	40,900	611,551

GS Yuasa Corp.(a)	46,400	910,100

Gunma Bank Ltd. (The)	424,900	1,608,466

Gunze Ltd.(a)	35,600	1,439,310

H2O Retailing Corp.(a)	96,000	1,337,417

Hachijuni Bank Ltd. (The)	726,400	3,012,311

Hakuto Co., Ltd.	52,200	553,197

Hanwa Co., Ltd.(a)	64,300	1,792,162

Happinet Corp.	112,000	1,445,977

Hazama Ando Corp.	152,000	1,017,590

Heiwa Corp.(a)	124,819	2,494,463

Heiwado Co., Ltd.	67,000	1,426,743

Hiroshima Bank Ltd. (The)(a)	330,700	1,685,096

Hokkaido Gas Co., Ltd.(a)	25,000	325,247

Hokkoku Bank Ltd. (The)	14,000	438,903

Hokuetsu Corp.	157,000	917,731

Hokuetsu Industries Co., Ltd.(a)	162,600	1,693,796

Hokuhoku Financial Group, Inc.(a)	150,200	1,564,626

Hosokawa Micron Corp.	31,900	1,425,175

Hyakugo Bank Ltd. (The)	179,800	571,799

Hyakujushi Bank Ltd. (The)	27,600	571,525

Ibiden Co., Ltd.(a)	92,100	1,399,577

Ichibanya Co., Ltd.(a)	1,000	43,728

Ichigo, Inc.	334,800	1,146,399

Ichinen Holdings Co., Ltd.	33,000	343,163

Ichiyoshi Securities Co., Ltd.	146,000	1,023,589

Idec Corp.(a)	79,200	1,365,258

Iino Kaiun Kaisha Ltd.(a)	203,900	687,127

Imasen Electric Industrial	94,200	851,915

Inaba Denki Sangyo Co., Ltd.	39,300	1,521,439

Inabata & Co., Ltd.	59,400	807,670

Internet Initiative Japan, Inc.	90,400	1,828,663

Iseki & Co., Ltd.	49,000	721,155

Itochu Enex Co., Ltd.	187,101	1,507,829

Itoki Corp.	122,000	595,203

Iwatani Corp.(a)	19,000	610,245

Iyo Bank Ltd. (The)(a)	240,500	1,273,280

Japan Aviation Electronics Industry Ltd.	47,000	654,352

Japan Wool Textile Co., Ltd. (The)	99,000	843,448

JINS, Inc.	8,800	475,439

Juroku Bank Ltd. (The)	55,000	1,117,044

K’s Holdings Corp.	180,802	1,604,080

kabu.com Securities Co., Ltd.	576,701	2,896,922

Kadokawa Dwango(a)	69,000	727,497

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2019

Investments	Shares	Value

Kaga Electronics Co., Ltd.(a)	55,500	$1,018,891

Kanamoto Co., Ltd.	15,000	371,324

Kandenko Co., Ltd.	151,900	1,298,255

Kasai Kogyo Co., Ltd.(a)	45,400	335,522

Kato Sangyo Co., Ltd.(a)	47,100	1,553,191

Kato Works Co., Ltd.(a)	42,600	1,005,681

Keihin Corp.	32,000	523,865

Keiyo Bank Ltd. (The)	92,500	539,865

Kintetsu World Express, Inc.	64,500	982,491

Kitano Construction Corp.	5,600	157,347

Kito Corp.	82,300	1,242,475

Kiyo Bank Ltd. (The)(a)	52,150	726,995

Koa Corp.	98,600	1,326,425

Kobe Bussan Co., Ltd.	29,200	1,108,009

Koei Tecmo Holdings Co., Ltd.(a)	104,800	2,020,538

Kohnan Shoji Co., Ltd.	82,200	2,040,054

Kokuyo Co., Ltd.	124,900	1,832,566

Konoike Transport Co., Ltd.	47,700	789,074

Kurabo Industries Ltd.	38,395	704,524

Kurimoto Ltd.	72,000	947,120

KYB Corp.(a)	30,079	738,625

Kyoei Steel Ltd.(a)	42,200	601,632

KYORIN Holdings, Inc.(a)	146,390	2,858,100

Kyosan Electric Manufacturing Co., Ltd.(a)	356,900	1,170,481

Kyushu Financial Group, Inc.(a)	565,000	2,297,059

Lintec Corp.	54,530	1,179,426

Macnica Fuji Electronics Holdings, Inc.(a)	53,700	732,592

Maeda Road Construction Co., Ltd.	71,300	1,384,322

Mandom Corp.	60,760	1,562,298

Marubun Corp.	120,200	691,760

Maruha Nichiro Corp.	51,000	1,824,637

Matsui Construction Co., Ltd.(a)	74,400	477,246

Matsui Securities Co., Ltd.(a)	349,040	3,285,899

Max Co., Ltd.	44,247	650,803

Maxell Holdings Ltd.(a)	62,000	879,433

MegaChips Corp.(a)	36,400	558,735

Megmilk Snow Brand Co., Ltd.	36,500	888,386

Meitec Corp.(a)	41,300	1,876,849

Mimasu Semiconductor Industry Co., Ltd.	17,000	226,390

Ministop Co., Ltd.	42,100	651,935

Mito Securities Co., Ltd.	181,000	336,866

Mitsubishi Logistics Corp.(a)	53,000	1,479,604

Mitsubishi Shokuhin Co., Ltd.(a)	33,300	871,273

Mitsuboshi Belting Ltd.(a)	28,800	512,330

Mitsui Mining & Smelting Co., Ltd.(a)	43,864	1,125,084

Mixi, Inc.	139,100	3,214,689

Miyazaki Bank Ltd. (The)	26,964	674,557

Modec, Inc.	9,000	256,132

Morinaga Milk Industry Co., Ltd.(a)	49,900	1,692,863

MOS Food Services, Inc.(a)	2,000	48,606

MrMax Holdings Ltd.	83,000	331,445

Musashino Bank Ltd. (The)	15,945	318,223

Nachi-Fujikoshi Corp.	22,200	892,533

Nagaileben Co., Ltd.	41,600	902,019

Nagase & Co., Ltd.	98,900	1,419,814

Nanto Bank Ltd. (The)	48,000	898,984

NEC Networks & System Integration Corp.	58,701	1,418,667

NHK Spring Co., Ltd.(a)	166,000	1,490,753

Nichias Corp.	64,500	1,277,355

Nichiha Corp.	63,701	1,755,324

Nichirin Co., Ltd.	40,000	641,821

Nihon Kohden Corp.	60,600	1,801,274

Nihon Nohyaku Co., Ltd.(a)	140,100	564,526

Nihon Parkerizing Co., Ltd.	71,101	887,759

Nihon Tokushu Toryo Co., Ltd.	21,000	218,756

Nihon Unisys Ltd.	92,200	2,442,340

Nihon Yamamura Glass Co., Ltd.(a)	18,300	238,908

Nikkon Holdings Co., Ltd.	62,500	1,478,859

Nippo Corp.	90,900	1,695,059

Nippon Flour Mills Co., Ltd.	152,797	2,622,887

Nippon Kayaku Co., Ltd.(a)	209,299	2,473,353

Nippon Koei Co., Ltd.	36,500	772,968

Nippon Light Metal Holdings Co., Ltd.	976,800	2,144,486

Nippon Paper Industries Co., Ltd.(a)	23,638	488,200

Nippon Piston Ring Co., Ltd.	34,000	483,191

Nippon Signal Co., Ltd.(a)	63,000	564,060

Nippon Soda Co., Ltd.	24,000	634,015

Nippon Steel & Sumikin Bussan Corp.	34,173	1,389,335

Nippon Thompson Co., Ltd.(a)	151,700	697,613

Nipro Corp.(a)	178,591	2,305,701

Nishi-Nippon Financial Holdings, Inc.	97,000	823,779

Nishi-Nippon Railroad Co., Ltd.(a)	61,900	1,497,657

Nishimatsu Construction Co., Ltd.	59,400	1,316,422

Nishimatsuya Chain Co., Ltd.	92,200	774,685

Nishio Rent All Co., Ltd.	21,600	622,523

Nissei ASB Machine Co., Ltd.(a)	8,000	273,569

Nisshinbo Holdings, Inc.(a)	168,692	1,473,778

Nissin Electric Co., Ltd.	145,500	1,334,259

Nissin Kogyo Co., Ltd.	33,000	413,525

Nitta Corp.	30,400	988,752

Noevir Holdings Co., Ltd.	44,400	2,154,113

NOF Corp.	52,200	1,777,965

Nojima Corp.	39,600	718,764

Noritake Co., Ltd.	33,500	1,604,102

North Pacific Bank Ltd.	420,000	1,051,091

NS Solutions Corp.	91,600	2,472,790

NS United Kaiun Kaisha Ltd.(a)	46,800	1,001,664

NSD Co., Ltd.	102,000	2,374,793

NTN Corp.(a)	528,000	1,564,656

NuFlare Technology, Inc.	11,900	660,126

Obara Group, Inc.	12,500	413,900

Ogaki Kyoritsu Bank Ltd. (The)	38,700	804,174

Ohsho Food Service Corp.	45,100	2,856,313

Oita Bank Ltd. (The)	26,300	822,135

Okamura Corp.	70,400	737,169

Okasan Securities Group, Inc.(a)	485,000	1,800,922

Okinawa Electric Power Co., Inc. (The)	31,200	531,346

OKUMA Corp.(a)	17,200	930,822

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2019

Investments	Shares	Value

Okumura Corp.(a)	77,900	$2,473,854

Okura Industrial Co., Ltd.	17,900	288,185

Okuwa Co., Ltd.	42,000	421,575

Onoken Co., Ltd.(a)	23,800	333,718

Onward Holdings Co., Ltd.	166,400	879,469

Organo Corp.	5,000	141,618

OSG Corp.	51,000	983,738

Paramount Bed Holdings Co., Ltd.	28,600	1,268,699

PC Depot Corp.	110,000	440,258

Penta-Ocean Construction Co., Ltd.	170,800	791,619

Piolax, Inc.(a)	20,000	384,695

Plenus Co., Ltd.(a)	64,700	1,032,301

Press Kogyo Co., Ltd.	136,900	726,027

Prospect Co., Ltd.(a)	2,659,000	432,416

Raito Kogyo Co., Ltd.	124,400	1,676,874

Raysum Co., Ltd.(a)	84,700	779,009

Rengo Co., Ltd.	297,900	2,793,696

Resorttrust, Inc.(a)	96,400	1,306,410

Riso Kagaku Corp.	46,800	739,938

Roland DG Corp.	32,800	690,464

Round One Corp.	134,800	1,706,237

Ryobi Ltd.	55,500	1,245,535

Ryoden Corp.	35,400	469,505

Ryosan Co., Ltd.(a)	31,986	857,699

Saibu Gas Co., Ltd.(a)	26,800	578,929

Saizeriya Co., Ltd.	39,101	753,158

San-Ai Oil Co., Ltd.	96,200	790,042

San-In Godo Bank Ltd. (The)(a)	96,787	694,303

Sangetsu Corp.	77,800	1,412,117

Sanoh Industrial Co., Ltd.(a)	54,200	247,287

Sanrio Co., Ltd.(a)	77,173	1,841,387

Sanshin Electronics Co., Ltd.(a)	59,800	1,023,275

Sanwa Holdings Corp.	205,000	2,439,219

Sanyo Chemical Industries Ltd.	18,000	832,633

Sanyo Denki Co., Ltd.	26,500	950,490

Sanyo Special Steel Co., Ltd.	40,000	819,985

Sapporo Holdings Ltd.	48,900	1,067,817

Sato Holdings Corp.	28,300	663,747

Sato Shoji Corp.	40,000	327,054

Satori Electric Co., Ltd.	67,500	573,248

Sawai Pharmaceutical Co., Ltd.	66,000	3,822,198

Seiko Holdings Corp.(a)	25,500	607,061

Senko Group Holdings Co., Ltd.(a)	215,000	1,785,111

SFP Holdings Co., Ltd.(a)	3,000	51,552

Shibuya Corp.	16,000	472,693

Shiga Bank Ltd. (The)(a)	25,600	610,135

Shikoku Bank Ltd. (The)	57,000	535,574

Shima Seiki Manufacturing Ltd.(a)	10,000	307,178

Shimachu Co., Ltd.	62,900	1,638,918

Shinko Electric Industries Co., Ltd.(a)	91,000	697,186

Shinko Plantech Co., Ltd.	127,500	1,359,263

Shinmaywa Industries Ltd.	113,400	1,409,752

Shinsho Corp.	13,000	303,257

Ship Healthcare Holdings, Inc.	57,100	2,344,667

SHO-BOND Holdings Co., Ltd.	13,800	921,371

Shoei Co., Ltd.(a)	37,300	1,592,289

Siix Corp.(a)	31,000	469,404

Sinko Industries Ltd.	21,000	284,022

SMK Corp.(a)	10,800	255,449

Sotetsu Holdings, Inc.	78,900	2,427,199

St. Marc Holdings Co., Ltd.	15,100	339,557

Star Micronics Co., Ltd.(a)	59,800	910,358

Starts Corp., Inc.	44,800	956,430

Sumitomo Bakelite Co., Ltd.	79,600	2,851,461

Sumitomo Forestry Co., Ltd.(a)	142,000	1,971,848

Sumitomo Osaka Cement Co., Ltd.	39,500	1,555,947

Sumitomo Riko Co., Ltd.	78,550	658,575

Sumitomo Seika Chemicals Co., Ltd.	12,200	448,606

Suruga Bank Ltd.*(a)	319,100	1,478,957

T-Gaia Corp.	88,500	1,468,004

T. RAD Co., Ltd.	16,000	306,744

Tadano Ltd.(a)	64,800	615,303

Taiho Kogyo Co., Ltd.	57,200	467,688

Taikisha Ltd.	33,200	1,009,333

Taiyo Holdings Co., Ltd.(a)	29,959	986,589

Taiyo Yuden Co., Ltd.(a)	58,900	1,158,470

Takaoka Toko Co., Ltd.	28,000	333,162

Takasago Thermal Engineering Co., Ltd.	128,501	2,068,833

Takuma Co., Ltd.	29,700	354,463

Tamron Co., Ltd.	62,100	1,132,763

Tanseisha Co., Ltd.	33,000	389,972

Tatsuta Electric Wire and Cable Co., Ltd.	296,900	1,223,168

TechnoPro Holdings, Inc.	46,300	2,760,808

Tekken Corp.	39,000	960,510

Toa Corp.	54,000	544,464

Toagosei Co., Ltd.	114,500	1,210,327

Tobishima Corp.	43,400	527,772

Tocalo Co., Ltd.	191,800	1,511,041

Toda Corp.	176,000	1,081,267

Toei Co., Ltd.	6,700	891,638

Toho Bank Ltd. (The)	160,372	428,876

Toho Holdings Co., Ltd.(a)	51,800	1,293,070

TOKAI Holdings Corp.	209,600	1,740,276

Tokai Rika Co., Ltd.	108,422	1,848,420

Tokai Tokyo Financial Holdings, Inc.(a)	490,500	1,777,029

Tokyo Ohka Kogyo Co., Ltd.	15,300	417,455

Tokyo Rope Manufacturing Co., Ltd.	23,000	202,810

Tokyo Seimitsu Co., Ltd.(a)	40,500	1,030,384

Tokyo Steel Manufacturing Co., Ltd.	70,000	608,393

Tokyu Construction Co., Ltd.	126,200	946,343

Toli Corp.	335,000	805,077

TOMONY Holdings, Inc.	190,590	724,926

Tomy Co., Ltd.	91,000	938,899

Topcon Corp.	51,300	605,302

Toppan Forms Co., Ltd.	84,900	724,854

Topy Industries Ltd.	29,500	590,080

Toshiba Plant Systems & Services Corp.	74,900	1,328,353

Towa Bank Ltd. (The)(a)	88,000	566,075

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2019

Investments	Shares	Value

Toyo Ink SC Holdings Co., Ltd.	67,600	$1,517,694

Toyo Kanetsu K.K.	9,000	162,949

Toyo Tire Corp.	143,800	1,630,474

Toyobo Co., Ltd.(a)	76,469	977,582

TPR Co., Ltd.	45,600	867,218

Trusco Nakayama Corp.	43,300	1,199,029

Tsubaki Nakashima Co., Ltd.(a)	41,000	736,026

Tsubakimoto Chain Co.	40,000	1,427,474

Tsumura & Co.	142,801	4,341,377

Tsuzuki Denki Co., Ltd.	25,600	196,825

UKC Holdings Corp.(a)	32,700	604,751

Union Tool Co.	15,100	398,765

Unipres Corp.	62,000	968,496

Unizo Holdings Co., Ltd.(a)	95,100	1,813,761

Valor Holdings Co., Ltd.	52,700	1,276,970

Vital KSK Holdings, Inc.(a)	179,500	1,770,917

VT Holdings Co., Ltd.(a)	187,000	704,513

Wacoal Holdings Corp.	47,468	1,180,214

Wacom Co., Ltd.(a)	22,000	92,623

World Holdings Co., Ltd.	10,000	170,665

Wowow, Inc.	26,700	714,991

Xebio Holdings Co., Ltd.	63,900	703,746

Yahagi Construction Co., Ltd.	101,000	699,887

YAMABIKO Corp.	80,800	775,990

Yamanashi Chuo Bank Ltd. (The)	32,800	406,277

Yamatane Corp.	81,000	1,144,545

Yamazen Corp.	103,400	1,090,191

Yokohama Reito Co., Ltd.(a)	60,000	484,619

Yorozu Corp.(a)	51,000	666,269

Yuasa Trading Co., Ltd.	25,648	722,968

Yumeshin Holdings Co., Ltd.(a)	154,800	1,081,090

Yurtec Corp.	60,000	439,084

Zenrin Co., Ltd.(a)	82,500	1,826,874

Zojirushi Corp.(a)	57,900	601,572

Total Japan		408,753,843

Netherlands – 2.0%

Accell Group N.V.	64,367	1,788,793

Arcadis N.V.	107,245	1,671,430

BE Semiconductor Industries N.V.	271,099	7,220,451

Beter Bed Holding N.V.(a)	114,890	566,328

BinckBank N.V.	336,096	2,377,528

Brunel International N.V.(a)	12,260	185,981

Corbion N.V.	97,412	2,931,359

Intertrust N.V.(b)	158,338	2,986,869

Kendrion N.V.	17,940	396,432

Koninklijke Volkerwessels N.V.	181,190	3,739,396

PostNL N.V.	1,549,012	3,963,883

SIF Holding N.V.(a)	18,730	210,730

Sligro Food Group N.V.	56,380	2,022,635

TKH Group N.V. CVA	56,895	2,685,706

Total Netherlands		32,747,521

New Zealand – 4.3%

Air New Zealand Ltd.	3,571,782	6,175,145

Chorus Ltd.	1,552,345	6,246,324

Contact Energy Ltd.	1,591,192	7,531,237

EBOS Group Ltd.(a)	276,043	4,141,748

Freightways Ltd.	297,260	1,674,560

Genesis Energy Ltd.	4,251,193	9,335,788

Heartland Group Holdings Ltd.(a)	1,415,074	1,447,621

Infratil Ltd.	1,373,115	3,905,056

Kathmandu Holdings Ltd.	923,024	1,410,085

Kiwi Property Group Ltd.	2,295,827	2,325,144

Mainfreight Ltd.	112,542	2,751,618

New Zealand Refining Co., Ltd. (The)	1,184,536	1,696,492

Port of Tauranga Ltd.(a)	438,780	1,624,916

Restaurant Brands New Zealand Ltd.	388,654	2,319,292

Scales Corp., Ltd.	379,641	1,279,041

Skellerup Holdings Ltd.	532,488	766,261

SKY Network Television Ltd.	1,899,695	1,671,313

SKYCITY Entertainment Group Ltd.	1,692,765	4,467,781

Trade Me Group Ltd.	1,023,829	4,482,773

Trustpower Ltd.(a)	698,634	3,149,455

Z Energy Ltd.	849,052	3,624,874

Total New Zealand		72,026,524

Norway – 3.0%

American Shipping Co. ASA*	491,708	1,824,292

Atea ASA*	267,635	3,891,019

Austevoll Seafood ASA	851,843	10,089,645

Borregaard ASA	142,904	1,418,818

Entra ASA(b)	308,660	4,666,674

Evry A/S(b)	472,062	1,743,180

Grieg Seafood ASA	324,647	3,943,295

Norway Royal Salmon ASA(a)	129,403	3,005,318

Ocean Yield ASA	517,978	3,843,513

Selvaag Bolig ASA	276,266	1,379,469

SpareBank 1 Nord Norge	312,384	2,310,704

SpareBank 1 SMN(a)	178,758	1,814,233

SpareBank 1 SR-Bank ASA	491,075	5,668,268

Sparebanken Vest	99,449	591,271

Veidekke ASA	285,164	2,996,812

XXL ASA(a)(b)	186,476	617,140

Total Norway		49,803,651

Portugal – 1.7%

Altri, SGPS, S.A.	786,486	6,164,078

Mota-Engil, SGPS, S.A.*(a)	471,744	1,080,583

NOS, SGPS, S.A.	1,642,196	10,510,456

REN – Redes Energeticas Nacionais, SGPS, S.A.	1,368,292	3,905,495

Semapa-Sociedade de Investimento e Gestao	66,672	1,087,006

Sonae Capital, SGPS, S.A.	1,089,478	1,070,405

Sonae, SGPS, S.A.	3,839,709	3,975,126

Total Portugal		27,793,149

Singapore – 3.8%

Accordia Golf Trust	6,141,671	2,697,892

Asian Pay Television Trust	11,183,617	1,040,336

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2019

Investments	Shares	Value

Banyan Tree Holdings Ltd.	1,033,442	$434,893

Best World International Ltd.(a)	786,000	1,259,225

Boustead Singapore Ltd.	1,378,100	803,764

China Aviation Oil Singapore Corp., Ltd.(a)	751,500	743,455

Chip Eng Seng Corp., Ltd.(a)	1,195,860	675,403

CITIC Envirotech Ltd.	3,071,200	1,088,354

CSE Global Ltd.	2,303,600	918,379

First Resources Ltd.	1,618,000	1,959,040

Geo Energy Resources Ltd.(a)	5,207,400	684,324

GuocoLand Ltd.(a)	1,560,000	2,234,330

HRnetgroup Ltd.	407,000	232,872

Hutchison Port Holdings Trust	35,691,800	8,387,573

Japfa Ltd.	2,459,100	1,180,078

Keppel Infrastructure Trust(a)	11,510,088	3,951,414

KSH Holdings Ltd.	2,132,125	794,923

Lian Beng Group Ltd.	2,803,500	1,034,884

OUE Ltd.(a)	722,500	906,792

Oxley Holdings Ltd.	5,379,500	1,231,189

QAF Ltd.	1,814,363	1,125,186

Raffles Medical Group Ltd.	2,233,500	1,764,374

Sheng Siong Group Ltd.	3,727,000	2,861,632

SIA Engineering Co., Ltd.	1,452,000	2,637,076

Singapore Post Ltd.	4,751,100	3,507,641

StarHub Ltd.	10,168,400	11,185,615

Tuan Sing Holdings Ltd.	2,301,000	688,007

UMS Holdings Ltd.(a)	3,141,859	1,681,689

United Engineers Ltd.	1,172,589	2,181,561

Wing Tai Holdings Ltd.	8,000	11,990

Yanlord Land Group Ltd.	3,489,100	3,503,268

Total Singapore		63,407,159

Spain – 1.7%

Almirall S.A.	107,054	1,827,125

Applus Services S.A.	92,750	1,108,096

Atresmedia Corp. de Medios de Comunicacion S.A.(a)	630,502	2,957,853

Bolsas y Mercados Espanoles SHMSF S.A.	211,086	5,906,486

Construcciones y Auxiliar de Ferrocarriles S.A.	19,162	921,963

Ence Energia y Celulosa S.A.	800,432	4,457,874

Euskaltel S.A.(b)	324,546	3,026,478

Faes Farma S.A.	498,129	2,108,652

Lar Espana Real Estate Socimi S.A.	207,756	1,735,594

Obrascon Huarte Lain S.A.(a)	1,669,665	2,104,444

Tecnicas Reunidas S.A.(a)	99,145	2,790,917

Total Spain		28,945,482

Sweden – 5.8%

Acando AB	665,796	2,964,581

AddTech AB Class B	107,649	2,239,955

AF Poyry AB Class B(a)	111,761	1,867,644

Ahlstrom-Munksjo Oyj(a)	151,714	2,327,009

Alimak Group AB(a)(b)	94,782	1,352,963

Arjo AB Class B	284,537	1,049,148

Atrium Ljungberg AB Class B	235,739	4,036,026

Attendo AB(b)	228,322	1,152,035

Avanza Bank Holding AB	43,226	1,859,473

Betsson AB*	426,166	3,240,595

Bilia AB Class A	386,276	3,304,583

BioGaia AB Class B	18,060	886,907

Bonava AB Class B	295,792	3,727,975

Bravida Holding AB(b)	216,377	1,911,754

Bulten AB(a)	142,786	1,223,840

Cloetta AB Class B	415,208	1,074,358

Coor Service Management Holding AB(b)	344,040	3,071,223

Duni AB	140,940	1,525,598

Dustin Group AB(b)	249,668	2,347,207

Evolution Gaming Group AB(b)	29,074	2,296,066

Granges AB	93,138	960,972

Hemfosa Fastigheter AB	332,478	2,923,203

HIQ International AB*	247,033	1,598,005

Holmen AB Class B	135,786	2,949,865

KNOW IT AB	74,231	1,592,614

Kungsleden AB	466,802	3,724,230

Loomis AB Class B	91,150	3,144,696

Mycronic AB(a)	233,264	3,332,235

NetEnt AB*	523,947	1,906,484

New Wave Group AB Class B	261,182	1,712,060

Nobia AB	465,342	2,734,266

Nobina AB(b)	240,066	1,549,055

Nolato AB Class B	57,396	2,391,681

NP3 Fastigheter AB	200,756	1,623,311

Peab AB	362,565	3,140,825

Platzer Fastigheter Holding AB Class B	156,394	1,289,893

Resurs Holding AB(b)	756,450	4,697,586

Rottneros AB	748,500	884,452

Scandi Standard AB	211,528	1,395,698

SkiStar AB	98,440	1,086,148

Thule Group AB(b)	65,481	1,482,541

Wallenstam AB Class B	402,272	4,070,297

Wihlborgs Fastigheter AB	235,416	3,216,275

Total Sweden		96,865,332

Switzerland – 1.5%

Ascom Holding AG Registered Shares	128,756	1,724,676

Cembra Money Bank AG	103,676	9,801,281

EFG International AG*	501,690	3,173,659

Implenia AG Registered Shares	32,583	970,391

Oriflame Holding AG	88,576	1,704,615

Panalpina Welttransport Holding AG Registered Shares	37,310	6,211,465

Ypsomed Holding AG Registered Shares*	11,620	1,487,649

Total Switzerland		25,073,736

United Kingdom – 15.2%

A.G. Barr PLC	97,202	1,022,139

AA PLC	269,572	319,652

Aggreko PLC	469,918	4,820,237

Ascential PLC	191,523	889,946

Balfour Beatty PLC	377,856	1,290,490

BCA Marketplace PLC	1,285,059	3,308,805

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2019

Investments	Shares	Value

Big Yellow Group PLC	262,619	$3,392,971

Bodycote PLC	120,613	1,293,467

Bovis Homes Group PLC	174,460	2,417,656

Brewin Dolphin Holdings PLC	526,775	2,142,986

Britvic PLC	477,541	5,927,027

Card Factory PLC	1,888,262	4,436,283

CareTech Holdings PLC	210,310	918,049

Central Asia Metals PLC	495,086	1,528,939

Chesnara PLC	311,098	1,532,323

Civitas Social Housing PLC	1,604,072	2,006,579

Clinigen Group PLC	82,220	992,623

Close Brothers Group PLC	26,042	493,740

CMC Markets PLC(b)	974,172	1,054,867

Coats Group PLC	1,064,934	1,097,641

Computacenter PLC	156,206	2,251,200

Concentric AB	83,100	1,317,014

ContourGlobal PLC(b)	314,036	706,287

Costain Group PLC	212,789	928,871

Countryside Properties PLC(b)	408,909	1,730,629

Cranswick PLC	69,081	2,450,236

Crest Nicholson Holdings PLC	995,381	4,799,017

Dairy Crest Group PLC	112,248	908,304

Dart Group PLC	36,770	380,191

De La Rue PLC	289,679	1,455,133

Devro PLC	483,810	1,241,945

DFS Furniture PLC	331,626	1,082,474

Diploma PLC	131,655	2,501,244

Dixons Carphone PLC	2,967,236	5,674,027

Domino’s Pizza Group PLC	716,883	2,260,606

Drax Group PLC	614,501	3,029,946

Dunelm Group PLC	331,219	3,752,719

Elementis PLC	855,104	1,810,646

EMIS Group PLC	50,459	690,382

Epwin Group PLC	889,500	846,116

Equiniti Group PLC(b)	336,516	912,074

Essentra PLC	500,674	2,694,426

Eurocell PLC	186,862	579,508

Euromoney Institutional Investor PLC	104,282	1,709,430

FDM Group Holdings PLC	105,097	1,231,151

Ferrexpo PLC	745,404	2,404,936

Galliford Try PLC	366,002	3,178,666

Games Workshop Group PLC	104,088	4,265,624

Gamma Communications PLC	84,096	1,071,705

Genus PLC	52,156	1,508,754

Go-Ahead Group PLC (The)	122,602	3,132,827

Greene King PLC	762,858	6,614,359

Greggs PLC	89,738	2,150,400

Halfords Group PLC	560,186	1,693,485

Hastings Group Holdings PLC(b)	1,340,369	3,783,067

Headlam Group PLC	303,056	1,761,242

Helical PLC	142,207	612,426

Hill & Smith Holdings PLC	168,228	2,724,775

Hilton Food Group PLC	76,258	943,996

Huntsworth PLC	877,616	983,477

Ibstock PLC(b)	523,778	1,636,657

Inmarsat PLC	1,014,040	7,333,466

ITE Group PLC	2,115,268	1,929,411

J D Wetherspoon PLC	71,516	1,220,775

James Fisher & Sons PLC	63,729	1,640,912

James Halstead PLC	254,119	1,473,528

John Laing Group PLC(b)	388,831	1,925,332

John Menzies PLC	243,498	1,548,376

Johnson Service Group PLC	542,595	982,770

Jupiter Fund Management PLC	1,558,382	7,346,893

Kcom Group PLC	1,675,691	1,535,007

Keller Group PLC	109,584	881,036

Kier Group PLC	353,964	1,675,198

Lookers PLC	1,240,496	1,632,593

M&C Saatchi PLC	117,864	575,935

Marshalls PLC	248,000	1,998,723

Marston’s PLC	3,035,172	4,061,767

McBride PLC*	518,684	675,871

McColl’s Retail Group PLC(a)	218,113	206,338

Microgen PLC	20,100	96,908

Millennium & Copthorne Hotels PLC	167,711	996,524

MJ Gleeson PLC	107,850	1,129,893

Moneysupermarket.com Group PLC	211,037	1,023,245

Morgan Advanced Materials PLC	349,295	1,106,012

Morgan Sindall Group PLC	44,594	728,677

N Brown Group PLC	1,143,301	1,466,687

National Express Group PLC	983,163	5,201,311

NCC Group PLC	225,360	411,118

Northgate PLC	294,259	1,434,044

Numis Corp. PLC	291,446	949,422

OneSavings Bank PLC	292,919	1,464,156

Oxford Instruments PLC	54,532	694,236

Pagegroup PLC	1,093,889	6,699,345

PayPoint PLC	144,598	1,614,746

Photo-Me International PLC	1,626,193	1,690,971

Polar Capital Holdings PLC	147,838	1,005,583

Polypipe Group PLC	271,315	1,424,755

PZ Cussons PLC	844,440	2,158,883

QinetiQ Group PLC	580,876	2,279,815

Rank Group PLC	940,245	1,928,444

Redde PLC	992,824	1,539,503

Renewi PLC	2,136,967	654,375

Restaurant Group PLC (The)	1,337,903	2,057,159

RPS Group PLC	447,133	1,090,696

RWS Holdings PLC	390,785	2,454,405

Safestore Holdings PLC	242,290	1,883,247

Saga PLC	3,765,692	5,456,458

Savills PLC	172,732	2,035,835

Senior PLC	257,357	731,732

SIG PLC	992,578	1,836,598

Smart Metering Systems PLC	16,470	116,964

Spirent Communications PLC	840,635	1,575,171

St. Modwen Properties PLC	199,269	1,030,321

Stagecoach Group PLC	2,407,316	4,818,208

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

March 31, 2019

Investments	Shares		Value

SThree PLC	231,459		$811,311

Stock Spirits Group PLC	445,069		1,333,879

Synthomer PLC	395,584		1,955,678

TalkTalk Telecom Group PLC(a)	1,901,064		2,732,332

TBC Bank Group PLC	80,609		1,621,780

Ted Baker PLC	58,859		1,194,928

Telecom Plus PLC	124,163		2,459,218

TT Electronics PLC	229,346		649,997

Tyman PLC	381,707		1,203,668

U & I Group PLC	295,659		721,204

Ultra Electronics Holdings PLC	101,370		2,108,160

Vertu Motors PLC	1,300,648		596,997

Vesuvius PLC	566,801		4,383,415

Volution Group PLC	172,269		380,485

WH Smith PLC	149,018		4,120,457

Wincanton PLC	32,228		99,318

XPS Pensions Group PLC	116,480		209,455

Total United Kingdom			254,308,052
TOTAL COMMON STOCKS (Cost: $1,564,000,682)			1,649,307,944

RIGHTS – 0.0%

Singapore – 0.0%

Keppel Infrastructure Trust, expiring 4/4/19*	1,363,595		24,161

Sweden – 0.0%

AF Poyry AB, expiring 4/12/19*(a)	111,761		228,937
TOTAL RIGHTS (Cost: $0)			253,098

EXCHANGE-TRADED FUNDS – 0.8%

United States – 0.8%

WisdomTree Europe SmallCap Dividend Fund(c)	124,546		7,277,796
WisdomTree Japan SmallCap Dividend Fund(c)	86,816		5,920,851
TOTAL EXCHANGE-TRADED FUNDS (Cost: $13,715,012)			13,198,647

	Principal Amount†

FOREIGN CORPORATE BOND – 0.0%

Israel – 0.0%

IDB Development Corp. Ltd. 4.95%, 12/18/25, Series B9

(Cost: $161,512)	734,891	ILS	112,540
Investments	Shares		Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.8%

United States – 4.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(d)
(Cost: $80,551,752)(e)	80,551,752		80,551,752

TOTAL INVESTMENTS IN SECURITIES – 104.2% (Cost: $1,658,428,958)			1,743,423,981

Other Assets less Liabilities – (4.2)%			(70,329,046)

NET ASSETS – 100.0%			$1,673,094,935

†	Principal amount is reported in U.S. dollars unless otherwise noted.

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(e)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $197,556,350. The total market value of the collateral held by the Fund was $208,852,281. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $128,300,529.

CVA – Certificaten Van Aandelen (Certificate of Stock)

CURRENCY LEGEND
ILS	Israeli new shekel

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 98.7%

Japan – 98.7%

Air Freight & Logistics – 0.3%

AIT Corp.	20,300	$204,128

Kintetsu World Express, Inc.	29,000	441,740

Konoike Transport Co., Ltd.	32,600	539,283

Maruwa Unyu Kikan Co., Ltd.(a)	10,500	359,534

SBS Holdings, Inc.	15,800	265,653

Total Air Freight & Logistics		1,810,338

Auto Components – 5.9%

Ahresty Corp.(a)	36,900	211,029

Aisan Industry Co., Ltd.	75,400	463,224

Daido Metal Co., Ltd.(a)	52,700	337,097

Daikyonishikawa Corp.	60,600	556,260

Eagle Industry Co., Ltd.	55,300	604,036

Exedy Corp.(a)	45,625	988,470

FCC Co., Ltd.	31,400	664,113

Futaba Industrial Co., Ltd.	78,300	385,540

G-Tekt Corp.	43,900	606,830

H-One Co., Ltd.	27,400	221,804

IJT Technology Holdings Co., Ltd.(a)	68,600	360,090

Imasen Electric Industrial	44,700	404,253

Kasai Kogyo Co., Ltd.(a)	49,000	362,127

Keihin Corp.	68,421	1,120,105

KYB Corp.(a)	27,240	668,910

Musashi Seimitsu Industry Co., Ltd.	44,400	601,708

NHK Spring Co., Ltd.(a)	189,900	1,705,386

Nichirin Co., Ltd.	19,900	319,306

Nifco, Inc.(a)	63,672	1,622,217

Nihon Tokushu Toryo Co., Ltd.	6,400	66,668

Nissin Kogyo Co., Ltd.	61,900	775,672

NOK Corp.(a)	185,500	2,887,623

Pacific Industrial Co., Ltd.(a)	50,000	702,896

Piolax, Inc.(a)	31,800	611,666

Press Kogyo Co., Ltd.	70,500	373,885

Riken Corp.	13,900	631,675

Sanoh Industrial Co., Ltd.(a)	77,300	352,681

Shoei Co., Ltd.(a)	12,800	546,416

Showa Corp.	35,200	449,044

Sumitomo Riko Co., Ltd.	60,200	504,726

T. RAD Co., Ltd.	8,000	153,372

Tachi-S Co., Ltd.	14,000	200,352

Taiho Kogyo Co., Ltd.	44,600	364,666

Tokai Rika Co., Ltd.	126,858	2,162,723

Topre Corp.(a)	38,700	722,708

Toyo Tire Corp.	138,800	1,573,781

Toyoda Gosei Co., Ltd.	98,300	2,081,720

Toyota Boshoku Corp.	205,600	3,111,352

TPR Co., Ltd.	26,300	500,172

TS Tech Co., Ltd.	49,400	1,421,502

Unipres Corp.	45,703	713,922

Yokohama Rubber Co., Ltd. (The)	170,300	3,163,363

Yorozu Corp.(a)	29,500	385,391

Total Auto Components		36,660,481

Banks – 5.8%

77 Bank Ltd. (The)	45,700	638,731

Akita Bank Ltd. (The)	23,700	481,130

Aomori Bank Ltd. (The)	12,562	332,989

Awa Bank Ltd. (The)	19,975	507,834

Bank of Nagoya Ltd. (The)(a)	9,369	302,185

Bank of Okinawa Ltd. (The)	14,080	438,231

Bank of Saga Ltd. (The)	26,444	455,367

Bank of the Ryukyus Ltd.(a)	45,708	465,814

Chugoku Bank Ltd. (The)	121,000	1,135,827

Chukyo Bank Ltd. (The)	26,500	543,719

Daishi Hokuetsu Financial Group, Inc.	37,455	1,057,477

Ehime Bank Ltd. (The)(a)	62,999	647,720

FIDEA Holdings Co., Ltd.	360,800	427,021

Fukui Bank Ltd. (The)	25,048	383,352

Gunma Bank Ltd. (The)	362,200	1,371,114

Hachijuni Bank Ltd. (The)	517,600	2,146,437

Hiroshima Bank Ltd. (The)	292,100	1,488,408

Hokkoku Bank Ltd. (The)	26,462	829,590

Hokuhoku Financial Group, Inc.	136,400	1,420,872

Hyakugo Bank Ltd. (The)	165,600	526,640

Hyakujushi Bank Ltd. (The)	27,600	571,525

Iyo Bank Ltd. (The)	235,600	1,247,338

Jimoto Holdings, Inc.	300,200	314,615

Juroku Bank Ltd. (The)	41,400	840,829

Keiyo Bank Ltd. (The)	133,842	781,153

Kiyo Bank Ltd. (The)(a)	57,590	802,831

Kyushu Financial Group, Inc.(a)	424,600	1,726,250

Miyazaki Bank Ltd. (The)	24,300	607,912

Musashino Bank Ltd. (The)	27,100	540,849

Nanto Bank Ltd. (The)	40,700	762,263

Nishi-Nippon Financial Holdings, Inc.	171,700	1,458,174

North Pacific Bank Ltd.	521,515	1,305,142

Ogaki Kyoritsu Bank Ltd. (The)	46,142	958,816

Oita Bank Ltd. (The)	11,700	365,741

San-In Godo Bank Ltd. (The)	175,700	1,260,386

Senshu Ikeda Holdings, Inc.	421,440	1,081,348

Shiga Bank Ltd. (The)	26,584	633,587

Shikoku Bank Ltd. (The)	40,300	378,660

Suruga Bank Ltd.*(a)	174,300	807,841

Tochigi Bank Ltd. (The)	66,143	140,431

Toho Bank Ltd. (The)	269,900	721,782

Tokyo Kiraboshi Financial Group, Inc.(a)	22,100	312,477

TOMONY Holdings, Inc.	107,177	407,657

Towa Bank Ltd. (The)	29,400	189,120

Yamagata Bank Ltd. (The)	19,100	339,947

Yamaguchi Financial Group, Inc.	135,800	1,150,837

Yamanashi Chuo Bank Ltd. (The)	17,200	213,048

Total Banks		35,521,017

Beverages – 0.6%

Ito En Ltd.	27,000	1,402,629

Sapporo Holdings Ltd.	41,498	906,181

Takara Holdings, Inc.	98,511	1,165,026

Total Beverages		3,473,836

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2019

Investments	Shares	Value

Building Products – 1.9%

Aica Kogyo Co., Ltd.	50,115	$1,670,726

Bunka Shutter Co., Ltd.	44,400	321,713

Central Glass Co., Ltd.	30,886	678,077

Nichias Corp.	55,113	1,091,455

Nichiha Corp.	18,400	507,025

Nihon Flush Co., Ltd.(a)	9,700	182,108

Nitto Boseki Co., Ltd.	20,799	372,065

Noritz Corp.	27,100	423,082

Okabe Co., Ltd.	91,100	787,665

Sankyo Tateyama, Inc.	24,200	325,334

Sanwa Holdings Corp.	202,866	2,413,828

Shin Nippon Air Technologies Co., Ltd.	31,000	541,663

Sinko Industries Ltd.	21,700	293,490

Takara Standard Co., Ltd.	62,431	956,051

Takasago Thermal Engineering Co., Ltd.	86,572	1,393,787

Total Building Products		11,958,069

Capital Markets – 2.5%

GCA Corp.	61,200	435,701

GMO Financial Holdings, Inc.	152,100	886,340

Ichiyoshi Securities Co., Ltd.	99,088	694,695

IwaiCosmo Holdings, Inc.	51,300	572,858

kabu.com Securities Co., Ltd.	402,600	2,022,366

Kyokuto Securities Co., Ltd.(a)	80,400	746,725

Marusan Securities Co., Ltd.(a)	197,300	1,165,779

Matsui Securities Co., Ltd.(a)	439,400	4,136,557

Mito Securities Co., Ltd.	157,700	293,501

Monex Group, Inc.(a)	187,494	648,780

Okasan Securities Group, Inc.(a)	361,000	1,340,480

Sparx Group Co., Ltd.(a)	227,500	480,959

Tokai Tokyo Financial Holdings, Inc.(a)	533,500	1,932,814

Toyo Securities Co., Ltd.	241,600	309,953

Total Capital Markets		15,667,508

Chemicals – 7.2%

Achilles Corp.(a)	27,600	476,021

ADEKA Corp.	74,425	1,091,311

Arakawa Chemical Industries Ltd.(a)	26,300	323,389

Asahi Yukizai Corp.	20,100	295,639

C.I. Takiron Corp.	96,300	522,022

Chugoku Marine Paints Ltd.(a)	70,400	630,315

Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	17,242	470,442

Denka Co., Ltd.	98,000	2,824,412

DIC Corp.	133,800	3,910,584

Fujimi, Inc.	27,300	596,636

Fujimori Kogyo Co., Ltd.	19,100	524,588

Fuso Chemical Co., Ltd.(a)	19,400	326,357

JCU Corp.	20,100	314,343

JSP Corp.(a)	14,123	311,718

Kaneka Corp.	44,500	1,666,463

Kanto Denka Kogyo Co., Ltd.	32,700	220,393

KH Neochem Co., Ltd.	26,400	636,834

Koatsu Gas Kogyo Co., Ltd.	64,700	499,199

Konishi Co., Ltd.	14,200	205,780

Kumiai Chemical Industry Co., Ltd.	62,424	440,467

Kureha Corp.(a)	10,664	598,305

Lintec Corp.	72,265	1,563,016

Moriroku Holdings Co., Ltd.	27,200	640,405

Nihon Nohyaku Co., Ltd.(a)	98,100	395,289

Nihon Parkerizing Co., Ltd.	64,500	805,339

Nippon Kayaku Co., Ltd.	187,800	2,219,293

Nippon Shokubai Co., Ltd.	28,100	1,832,967

Nippon Soda Co., Ltd.	25,618	676,759

NOF Corp.	68,000	2,316,122

Okamoto Industries, Inc.	13,487	681,143

Okura Industrial Co., Ltd.	19,390	312,174

Osaka Organic Chemical Industry Ltd.	27,500	270,317

Osaka Soda Co., Ltd.	23,500	576,221

Riken Technos Corp.	98,900	404,768

Sakai Chemical Industry Co., Ltd.	11,100	243,792

Sakata INX Corp.	44,700	412,330

Sanyo Chemical Industries Ltd.	17,435	806,498

Sekisui Plastics Co., Ltd.	44,300	355,809

Shikoku Chemicals Corp.(a)	41,100	449,302

Sumitomo Bakelite Co., Ltd.	26,618	953,520

Sumitomo Seika Chemicals Co., Ltd.	8,100	297,845

T Hasegawa Co., Ltd.	26,000	419,298

Taiyo Holdings Co., Ltd.	41,991	1,382,818

Takasago International Corp.	21,100	637,661

Tayca Corp.(a)	13,900	320,359

Toagosei Co., Ltd.	86,000	909,066

Tokuyama Corp.	24,000	566,364

Tokyo Ohka Kogyo Co., Ltd.	27,000	736,685

Toyo Ink SC Holdings Co., Ltd.	56,602	1,270,777

Toyobo Co., Ltd.(a)	87,953	1,124,394

Ube Industries Ltd.	104,493	2,147,731

Valqua Ltd.(a)	21,137	422,606

Zeon Corp.	108,700	1,099,914

Total Chemicals		44,135,800

Commercial Services & Supplies – 1.5%

Aeon Delight Co., Ltd.	27,000	1,050,142

Bell System24 Holdings, Inc.	62,700	774,934

Daiseki Co., Ltd.	14,107	342,973

Inui Global Logistics Co., Ltd.(a)	36,700	296,757

Kokuyo Co., Ltd.	73,703	1,081,390

Matsuda Sangyo Co., Ltd.	37,300	469,430

Mitsubishi Pencil Co., Ltd.	39,600	767,421

Nakamoto Packs Co., Ltd.	26,400	363,496

Nichiban Co., Ltd.	9,500	201,184

Nippon Air Conditioning Services Co., Ltd.	44,500	273,791

Nippon Parking Development Co., Ltd.	271,700	422,211

Okamura Corp.	80,876	846,865

Pilot Corp.	8,600	348,475

Prestige International, Inc.	18,800	236,094

Relia, Inc.	48,700	424,588

Sato Holdings Corp.	27,138	636,493

Toppan Forms Co., Ltd.	114,600	978,425

Total Commercial Services & Supplies		9,514,669

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2019

Investments	Shares	Value

Construction & Engineering – 5.8%

Asanuma Corp.(a)	9,400	$208,917

Asunaro Aoki Construction Co., Ltd.	65,000	575,507

COMSYS Holdings Corp.(a)	81,100	2,212,784

Daiho Corp.	19,000	555,315

Fudo Tetra Corp.	17,460	227,468

Hazama Ando Corp.	175,900	1,177,593

Kandenko Co., Ltd.	158,538	1,354,989

Kitano Construction Corp.	9,365	263,135

Kumagai Gumi Co., Ltd.	45,100	1,409,821

Kyowa Exeo Corp.	80,166	2,212,650

Kyudenko Corp.	39,190	1,228,615

Maeda Corp.	97,487	967,075

Maeda Road Construction Co., Ltd.	78,694	1,527,880

Matsui Construction Co., Ltd.	53,200	341,257

Meisei Industrial Co., Ltd.	62,400	421,130

Mirait Holdings Corp.(a)	55,800	815,184

Nippo Corp.	96,558	1,800,567

Nippon Densetsu Kogyo Co., Ltd.	45,100	938,794

Nippon Koei Co., Ltd.	10,500	222,361

Nippon Road Co., Ltd. (The)	8,600	505,814

Nishimatsu Construction Co., Ltd.	58,907	1,305,496

Nittoc Construction Co., Ltd.(a)	99,900	537,927

Okumura Corp.	79,070	2,511,009

OSJB Holdings Corp.	80,300	200,959

Penta-Ocean Construction Co., Ltd.	180,593	837,008

PS Mitsubishi Construction Co., Ltd.(a)	81,100	485,054

Raito Kogyo Co., Ltd.	61,700	831,697

Shinnihon Corp.	38,200	338,566

SHO-BOND Holdings Co., Ltd.	11,300	754,456

Sumitomo Densetsu Co., Ltd.	28,300	480,168

Sumitomo Mitsui Construction Co., Ltd.	136,360	949,845

Taihei Dengyo Kaisha Ltd.	16,400	348,344

Taikisha Ltd.	27,165	825,859

Tekken Corp.	19,700	485,180

Toda Corp.	227,649	1,398,575

Tokyo Energy & Systems, Inc.	44,400	395,121

Tokyu Construction Co., Ltd.	98,400	737,878

Toshiba Plant Systems & Services Corp.	62,400	1,106,665

Totetsu Kogyo Co., Ltd.	26,479	729,647

Toyo Construction Co., Ltd.	97,900	377,678

Yahagi Construction Co., Ltd.	77,800	539,121

Yokogawa Bridge Holdings Corp.(a)	12,200	209,754

Yurtec Corp.	93,900	687,166

Total Construction & Engineering		36,040,029

Construction Materials – 0.3%

Geostr Corp.	106,500	414,704

Krosaki Harima Corp.	9,700	485,504

Sumitomo Osaka Cement Co., Ltd.	30,340	1,195,125

Total Construction Materials		2,095,333

Consumer Finance – 0.0%

J Trust Co., Ltd.(a)	62,600	213,785

Containers & Packaging – 1.0%

FP Corp.	20,200	1,193,549

Fuji Seal International, Inc.	21,210	766,500

Hokkan Holdings Ltd.(a)	11,400	197,853

Nihon Yamamura Glass Co., Ltd.	27,200	355,098

Pack Corp. (The)	16,500	506,098

Rengo Co., Ltd.	143,500	1,345,738

Toyo Seikan Group Holdings Ltd.	76,900	1,575,031

Total Containers & Packaging		5,939,867

Distributors – 0.7%

Arata Corp.	8,300	286,078

Canon Marketing Japan, Inc.	158,200	3,111,546

Doshisha Co., Ltd.	32,200	502,411

Happinet Corp.	29,800	384,733

Total Distributors		4,284,768

Diversified Consumer Services – 0.8%

Benesse Holdings, Inc.	97,700	2,537,720

Meiko Network Japan Co., Ltd.(a)	27,286	237,398

Riso Kyoiku Co., Ltd.	196,700	906,329

Studio Alice Co., Ltd.	25,360	522,849

Tokyo Individualized Educational Institute, Inc.	56,000	563,617

Total Diversified Consumer Services		4,767,913

Diversified Financial Services – 0.2%

Financial Products Group Co., Ltd.	104,300	854,679

Ricoh Leasing Co., Ltd.	21,300	642,743

Total Diversified Financial Services		1,497,422

Diversified Telecommunication Services – 0.1%

Internet Initiative Japan, Inc.	17,900	362,092

Electric Utilities – 0.5%

Hokkaido Electric Power Co., Inc.(a)	35,800	205,708

Okinawa Electric Power Co., Inc. (The)	45,425	773,602

Shikoku Electric Power Co., Inc.(a)	166,000	2,021,665

Total Electric Utilities		3,000,975

Electrical Equipment – 1.8%

Chiyoda Integre Co., Ltd.	26,381	489,318

Cosel Co., Ltd.(a)	43,200	454,696

Daihen Corp.(a)	18,900	485,798

Denyo Co., Ltd.	20,900	258,500

Fujikura Ltd.(a)	200,015	753,546

Furukawa Electric Co., Ltd.	46,400	1,170,009

GS Yuasa Corp.(a)	52,300	1,025,824

Helios Techno Holding Co., Ltd.(a)	49,000	294,394

Idec Corp.(a)	26,936	464,326

Mabuchi Motor Co., Ltd.	62,000	2,156,570

Nippon Carbon Co., Ltd.(a)	8,400	372,625

Nissin Electric Co., Ltd.	116,165	1,065,253

Nitto Kogyo Corp.(a)	45,200	904,122

Sanyo Denki Co., Ltd.	8,200	294,114

Sinfonia Technology Co., Ltd.	24,000	293,156

Takaoka Toko Co., Ltd.	26,500	315,314

Tatsuta Electric Wire and Cable Co., Ltd.	67,800	279,322

Toyo Tanso Co., Ltd.	5,500	102,213

Total Electrical Equipment		11,179,100

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2019

Investments	Shares	Value

Electronic Equipment, Instruments & Components – 5.5%

Ai Holdings Corp.	23,500	$388,323

Amano Corp.	59,035	1,390,471

Anritsu Corp.(a)	62,000	1,148,304

Azbil Corp.	105,308	2,463,228

Canon Electronics, Inc.	42,500	673,488

Citizen Watch Co., Ltd.	395,600	2,205,224

CMK Corp.	47,200	275,477

CONEXIO Corp.	53,800	678,059

Daiwabo Holdings Co., Ltd.	19,539	1,124,483

Dexerials Corp.	98,000	649,880

Elematec Corp.	20,577	314,739

ESPEC Corp.	23,000	428,685

Excel Co., Ltd.(a)	13,300	281,176

FTGroup Co., Ltd.	44,600	553,647

Hagiwara Electric Holdings Co., Ltd.	18,700	520,359

Hakuto Co., Ltd.	26,534	281,198

Hioki EE Corp.	8,500	364,006

Hochiki Corp.	3,500	35,194

Horiba Ltd.	24,000	1,333,514

Ibiden Co., Ltd.(a)	102,300	1,554,579

Innotech Corp.	21,800	190,062

Iriso Electronics Co., Ltd.(a)	9,000	411,438

Japan Aviation Electronics Industry Ltd.	61,800	860,404

Kaga Electronics Co., Ltd.	27,500	504,856

Koa Corp.	20,747	279,101

Kyosan Electric Manufacturing Co., Ltd.(a)	44,700	146,597

Macnica Fuji Electronics Holdings, Inc.(a)	62,600	854,009

Marubun Corp.	41,800	240,562

Maruwa Co., Ltd.	3,400	160,347

Nippon Electric Glass Co., Ltd.	118,600	3,144,880

Nippon Signal Co., Ltd.(a)	44,900	402,005

Nissha Co., Ltd.	24,300	256,644

Nohmi Bosai Ltd.	34,091	557,172

Oki Electric Industry Co., Ltd.(a)	146,300	1,728,874

Optex Group Co., Ltd.	8,300	132,353

Osaki Electric Co., Ltd.	44,500	277,007

Ryoden Corp.	21,461	284,634

Ryosan Co., Ltd.(a)	44,400	1,190,579

Sanshin Electronics Co., Ltd.(a)	26,400	451,747

Satori Electric Co., Ltd.	26,700	226,751

Shibaura Electronics Co., Ltd.(a)	8,500	289,515

Siix Corp.(a)	20,400	308,898

SMK Corp.(a)	7,500	177,395

Sumida Corp.(a)	45,100	636,457

Tachibana Eletech Co., Ltd.(a)	34,400	516,847

Taiyo Yuden Co., Ltd.(a)	40,300	792,638

Tamura Corp.(a)	28,200	155,669

Topcon Corp.	41,800	493,209

Tsuzuki Denki Co., Ltd.	35,810	275,325

UKC Holdings Corp.(a)	13,700	253,367

V Technology Co., Ltd.	3,200	405,619

Vitec Holdings Co., Ltd.	21,100	390,222

Total Electronic Equipment, Instruments & Components		33,659,217

Energy Equipment & Services – 0.3%

Modec, Inc.	31,104	885,193

Shinko Plantech Co., Ltd.	84,100	896,580

Toyo Kanetsu K.K.	5,600	101,391

Total Energy Equipment & Services		1,883,164

Entertainment – 2.3%

Avex, Inc.(a)	52,799	704,082

Capcom Co., Ltd.	69,426	1,555,554

COLOPL, Inc.(a)	124,100	770,264

Daiichikosho Co., Ltd.	45,100	2,306,239

DeNA Co., Ltd.	96,000	1,445,833

GungHo Online Entertainment, Inc.(a)	373,100	1,358,443

Koei Tecmo Holdings Co., Ltd.	151,800	2,926,695

Marvelous, Inc.(a)	54,000	419,081

Shochiku Co., Ltd.(a)	2,700	302,480

Toei Animation Co., Ltd.	26,600	1,312,156

Toei Co., Ltd.	7,331	975,612

Total Entertainment		14,076,439

Food & Staples Retailing – 2.3%

Ain Holdings, Inc.	8,600	646,447

Albis Co., Ltd.(a)	8,900	186,065

Arcs Co., Ltd.	32,694	718,952

Axial Retailing, Inc.	26,000	801,012

Belc Co., Ltd.	10,600	479,794

Cawachi Ltd.	17,900	286,083

Cocokara fine, Inc.	8,800	349,424

Create SD Holdings Co., Ltd.	27,900	656,130

Heiwado Co., Ltd.	32,963	701,936

Inageya Co., Ltd.(a)	26,600	305,929

Kato Sangyo Co., Ltd.(a)	26,416	871,106

Kobe Bussan Co., Ltd.	32,400	1,229,435

Life Corp.	16,100	345,899

Ministop Co., Ltd.	25,800	399,523

Mitsubishi Shokuhin Co., Ltd.	47,800	1,250,655

Nihon Chouzai Co., Ltd.	13,900	470,931

Nishimoto Co., Ltd.	8,200	321,525

Okuwa Co., Ltd.	38,900	390,459

Qol Holdings Co., Ltd.	13,500	183,927

San-A Co., Ltd.	9,600	384,226

Shoei Foods Corp.(a)	8,900	253,286

Sogo Medical Holdings Co., Ltd.	19,800	303,212

United Super Markets Holdings, Inc.	69,300	685,581

Valor Holdings Co., Ltd.	33,291	806,672

Yaoko Co., Ltd.	19,500	958,395

Yokohama Reito Co., Ltd.(a)	33,000	266,540

Total Food & Staples Retailing		14,253,144

Food Products – 3.5%

Ariake Japan Co., Ltd.	9,228	493,561

Chubu Shiryo Co., Ltd.	700	7,387

DyDo Group Holdings, Inc.	8,500	383,204

Ezaki Glico Co., Ltd.	26,500	1,393,414

Feed One Co., Ltd.	185,700	295,281

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2019

Investments	Shares	Value

Fuji Oil Holdings, Inc.	48,400	$1,657,280

Fujicco Co., Ltd.	22,600	439,198

Hokuto Corp.	31,591	547,423

Itoham Yonekyu Holdings, Inc.(a)	169,100	1,052,626

J-Oil Mills, Inc.	24,200	900,790

Kagome Co., Ltd.	26,900	755,830

Kameda Seika Co., Ltd.	9,000	431,766

Kenko Mayonnaise Co., Ltd.(a)	8,900	176,416

Kewpie Corp.	83,800	2,010,110

Kotobuki Spirits Co., Ltd.	5,600	214,519

Marudai Food Co., Ltd.(a)	24,600	418,057

Maruha Nichiro Corp.	27,432	981,440

Megmilk Snow Brand Co., Ltd.	35,800	871,348

Mitsui Sugar Co., Ltd.(a)	34,698	854,558

Morinaga & Co., Ltd.	22,987	997,900

Morinaga Milk Industry Co., Ltd.(a)	24,182	820,377

Nippon Flour Mills Co., Ltd.	66,683	1,144,669

Nippon Suisan Kaisha Ltd.	190,000	1,450,513

Nisshin Oillio Group Ltd. (The)	24,300	717,902

Prima Meat Packers Ltd.	33,800	627,232

Rock Field Co., Ltd.	19,400	286,570

S Foods, Inc.	10,700	391,516

Sakata Seed Corp.	12,200	414,988

Showa Sangyo Co., Ltd.(a)	26,600	720,484

Starzen Co., Ltd.(a)	9,400	321,444

Total Food Products		21,777,803

Gas Utilities – 0.8%

Hokkaido Gas Co., Ltd.	38,600	502,182

Nippon Gas Co., Ltd.	13,000	359,398

Saibu Gas Co., Ltd.	36,800	794,948

Shizuoka Gas Co., Ltd.	45,092	342,615

Toho Gas Co., Ltd.(a)	63,000	2,828,839

Total Gas Utilities		4,827,982

Health Care Equipment & Supplies – 1.4%

Daiken Medical Co., Ltd.	73,700	370,215

Eiken Chemical Co., Ltd.	21,970	517,268

Hogy Medical Co., Ltd.	21,300	751,470

Jeol Ltd.	26,600	478,721

Mani, Inc.	14,100	689,172

Menicon Co., Ltd.	8,800	254,018

Nagaileben Co., Ltd.	27,226	590,346

Nakanishi, Inc.	44,300	865,708

Nihon Kohden Corp.	44,300	1,316,773

Nikkiso Co., Ltd.	42,800	499,594

Nipro Corp.(a)	136,900	1,767,449

Paramount Bed Holdings Co., Ltd.	19,121	848,210

Total Health Care Equipment & Supplies		8,948,944

Health Care Providers & Services – 1.7%

As One Corp.	14,400	1,144,871

BML, Inc.	27,300	791,733

Japan Lifeline Co., Ltd.(a)	40,500	668,871

Miraca Holdings, Inc.	89,000	2,208,014

NichiiGakkan Co., Ltd.	59,900	705,151

Ship Healthcare Holdings, Inc.	31,307	1,285,543

Solasto Corp.(a)	61,900	696,819

Toho Holdings Co., Ltd.(a)	45,100	1,125,819

Tokai Corp.	25,700	626,450

Vital KSK Holdings, Inc.(a)	68,300	673,837

WIN-Partners Co., Ltd.(a)	29,900	340,371

Total Health Care Providers & Services		10,267,479

Health Care Technology – 0.1%

EM Systems Co., Ltd.(a)	26,400	317,225

Hotels, Restaurants & Leisure – 2.9%

Aeon Fantasy Co., Ltd.	5,000	128,970

Create Restaurants Holdings, Inc.(a)	39,100	483,252

Doutor Nichires Holdings Co., Ltd.	24,953	474,104

Fuji Kyuko Co., Ltd.(a)	15,401	578,833

Hiday Hidaka Corp.	26,698	516,183

HIS Co., Ltd.	17,700	650,847

Ichibanya Co., Ltd.(a)	27,636	1,208,459

KOMEDA Holdings Co., Ltd.	52,800	1,003,670

Koshidaka Holdings Co., Ltd.	14,100	211,592

Kyoritsu Maintenance Co., Ltd.(a)	8,500	421,602

MOS Food Services, Inc.(a)	9,500	230,880

Ohsho Food Service Corp.	20,800	1,317,324

Plenus Co., Ltd.(a)	67,168	1,071,678

Resorttrust, Inc.(a)	82,408	1,116,791

Round One Corp.	44,237	559,932

Royal Holdings Co., Ltd.	27,400	685,217

Saizeriya Co., Ltd.	10,300	198,397

SFP Holdings Co., Ltd.(a)	9,000	154,655

Shidax Corp.(a)	116,800	339,789

Skylark Holdings Co., Ltd.	197,800	3,279,243

St. Marc Holdings Co., Ltd.	17,200	386,780

Tokyo Dome Corp.	62,500	596,851

Tokyotokeiba Co., Ltd.	9,642	292,697

Toridoll Holdings Corp.(a)	16,900	341,100

Yoshinoya Holdings Co., Ltd.(a)	31,600	510,465

Zensho Holdings Co., Ltd.(a)	45,300	1,049,367

Total Hotels, Restaurants & Leisure		17,808,678

Household Durables – 2.0%

Cleanup Corp.	15,000	80,092

ES-Con Japan Ltd.(a)	73,400	484,094

FJ Next Co., Ltd.	28,400	218,866

Foster Electric Co., Ltd.	41,700	626,150

France Bed Holdings Co., Ltd.	11,100	90,457

Fuji Corp., Ltd.(a)	63,000	466,730

Fujitsu General Ltd.	60,900	861,629

Hoosiers Holdings(a)	44,500	259,317

JVC Kenwood Corp.(a)	118,000	285,712

Ki-Star Real Estate Co., Ltd.	18,400	277,118

LEC, Inc.(a)	9,000	114,894

Misawa Homes Co., Ltd.	44,000	314,839

Nihon House Holdings Co., Ltd.(a)	80,900	344,255

Pressance Corp.(a)	45,100	561,076

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2019

Investments	Shares	Value

Sanei Architecture Planning Co., Ltd.(a)	19,000	$268,645

Sangetsu Corp.	80,900	1,468,384

Space Value Holdings Co., Ltd.(a)	52,400	242,389

Starts Corp., Inc.	44,500	950,025

Sumitomo Forestry Co., Ltd.	175,400	2,435,649

Tama Home Co., Ltd.	44,300	427,451

Tamron Co., Ltd.	27,066	493,710

Toa Corp.	42,152	425,004

Zojirushi Corp.(a)	44,500	462,348

Total Household Durables		12,158,834

Household Products – 0.1%

Earth Corp.	14,100	654,777

ST Corp.(a)	9,400	160,679

Total Household Products		815,456

Independent Power & Renewable Electricity Producers – 0.1%

eRex Co., Ltd.(a)	22,900	213,514

West Holdings Corp.(a)	41,500	415,431

Total Independent Power & Renewable Electricity Producers		628,945

Industrial Conglomerates – 0.4%

Mie Kotsu Group Holdings, Inc.(a)	112,800	572,739

Nisshinbo Holdings, Inc.(a)	136,500	1,192,533

TOKAI Holdings Corp.	114,900	953,996

Total Industrial Conglomerates		2,719,268

Interactive Media & Services – 0.7%

Dip Corp.(a)	34,300	592,507

Gurunavi, Inc.	86,000	540,001

Mixi, Inc.	134,000	3,096,824

MTI Ltd.	24,000	137,254

Total Interactive Media & Services		4,366,586

Internet & Direct Marketing Retail – 0.1%

ASKUL Corp.(a)	25,265	630,455

Belluna Co., Ltd.	28,384	220,025

Total Internet & Direct Marketing Retail		850,480

IT Services – 2.2%

Digital Garage, Inc.(a)	9,900	290,243

DTS Corp.	19,891	735,006

Future Corp.	44,700	766,505

GMO Internet, Inc.	41,872	682,451

Infocom Corp.(a)	36,600	608,760

Information Services International-Dentsu Ltd.	21,300	734,151

Kanematsu Electronics Ltd.	34,100	1,030,533

LAC Co., Ltd.(a)	24,000	329,584

NEC Networks & System Integration Corp.	51,579	1,246,545

NET One Systems Co., Ltd.	62,158	1,565,111

Nihon Unisys Ltd.	73,200	1,939,038

NS Solutions Corp.	71,480	1,929,640

NSD Co., Ltd.	49,800	1,159,458

Transcosmos, Inc.	25,300	493,497

Total IT Services		13,510,522

Leisure Products – 1.6%

Daikoku Denki Co., Ltd.(a)	25,000	348,286

Fields Corp.	44,600	291,732

Furyu Corp.	26,600	237,678

GLOBERIDE, Inc.	8,400	199,290

Heiwa Corp.	122,900	2,456,112

Mizuno Corp.(a)	19,623	454,741

Sankyo Co., Ltd.	132,300	5,044,098

Tomy Co., Ltd.	56,100	578,816

Total Leisure Products		9,610,753

Life Sciences Tools & Services – 0.1%

EPS Holdings, Inc.	26,100	435,295

Machinery – 6.1%

Aichi Corp.	123,200	779,148

Aida Engineering Ltd.	73,300	528,467

Alinco, Inc.	11,900	105,792

Anest Iwata Corp.	47,100	413,617

Bando Chemical Industries Ltd.	28,693	275,044

CKD Corp.(a)	44,741	403,411

DMG Mori Co., Ltd.	108,100	1,337,028

Ebara Corp.	45,300	1,276,921

Fujitec Co., Ltd.(a)	93,161	1,031,054

Fukushima Industries Corp.	8,500	273,005

Furukawa Co., Ltd.	46,900	590,249

Giken Ltd.	26,300	804,314

Glory Ltd.	59,100	1,418,165

Hirata Corp.(a)	8,800	607,417

Hitachi Zosen Corp.	94,600	290,590

Hokuetsu Industries Co., Ltd.	26,918	280,403

Hosokawa Micron Corp.	5,800	259,123

Japan Steel Works Ltd. (The)(a)	28,304	521,406

Juki Corp.	28,900	287,212

Kato Works Co., Ltd.	19,000	448,543

Kito Corp.	15,800	238,531

Kitz Corp.(a)	71,189	521,609

Kurita Water Industries Ltd.	78,500	2,004,965

Kyokuto Kaihatsu Kogyo Co., Ltd.	27,480	367,691

Makino Milling Machine Co., Ltd.(a)	21,715	894,615

Max Co., Ltd.	43,800	644,228

Meidensha Corp.	43,600	597,562

METAWATER Co., Ltd.	10,600	298,794

Mitsubishi Logisnext Co., Ltd.(a)	43,100	469,219

Mitsuboshi Belting Ltd.	38,546	685,703

Miura Co., Ltd.	47,000	1,083,227

Morita Holdings Corp.	31,605	519,683

Nachi-Fujikoshi Corp.	16,200	651,308

Nippon Thompson Co., Ltd.(a)	31,900	146,697

Nissei ASB Machine Co., Ltd.(a)	9,600	328,283

Nitta Corp.	10,500	341,510

Nitto Kohki Co., Ltd.	30,200	595,897

Noritake Co., Ltd.	9,000	430,953

NS Tool Co., Ltd.(a)	10,100	231,592

NTN Corp.(a)	595,400	1,764,387

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2019

Investments	Shares	Value

Obara Group, Inc.	14,379	$476,117

Oiles Corp.(a)	25,800	411,644

OKUMA Corp.(a)	21,070	1,140,257

Organo Corp.	13,100	371,039

OSG Corp.	60,500	1,166,983

Rheon Automatic Machinery Co., Ltd.(a)	17,700	253,143

Ryobi Ltd.	26,200	587,982

Shibuya Corp.	8,600	254,072

Shima Seiki Manufacturing Ltd.(a)	12,700	390,116

Shinmaywa Industries Ltd.	65,285	811,602

Sodick Co., Ltd.(a)	61,900	516,183

Star Micronics Co., Ltd.(a)	49,834	758,642

Tadano Ltd.(a)	80,000	759,633

Takeuchi Manufacturing Co., Ltd.	25,500	448,557

Takuma Co., Ltd.	26,500	316,271

Tocalo Co., Ltd.	44,300	349,005

Toshiba Machine Co., Ltd.(a)	29,961	602,820

Tsubaki Nakashima Co., Ltd.(a)	34,900	626,519

Tsubakimoto Chain Co.	45,145	1,611,083

Tsugami Corp.	58,700	451,844

Union Tool Co.	8,600	227,111

YAMABIKO Corp.	40,200	386,074

Yushin Precision Equipment Co., Ltd.(a)	13,700	124,394

Total Machinery		37,788,454

Marine – 0.6%

Iino Kaiun Kaisha Ltd.(a)	80,300	270,605

Japan Transcity Corp.	86,700	348,570

Mitsui OSK Lines Ltd.	36,400	783,018

Nippon Yusen K.K.(a)	81,200	1,189,921

NS United Kaiun Kaisha Ltd.(a)	44,000	941,736

Total Marine		3,533,850

Media – 0.9%

AOI TYO Holdings, Inc.	17,500	124,113

Asahi Broadcasting Group Holdings Corp.	41,400	289,503

F@N Communications, Inc.	68,200	346,900

Intage Holdings, Inc.	35,800	277,835

Kadokawa Dwango(a)	45,300	477,618

SKY Perfect JSAT Holdings, Inc.(a)	455,400	1,892,614

Tv Tokyo Holdings Corp.	26,200	550,819

Wowow, Inc.	26,000	696,246

Zenrin Co., Ltd.	27,580	610,729

Total Media		5,266,377

Metals & Mining – 3.6%

Aichi Steel Corp.	26,500	822,401

Asahi Holdings, Inc.(a)	44,400	803,079

Daido Steel Co., Ltd.(a)	39,500	1,557,731

Dowa Holdings Co., Ltd.(a)	61,400	2,019,208

Godo Steel Ltd.	27,400	409,694

Hakudo Co., Ltd.(a)	17,598	247,073

Kobe Steel Ltd.	387,400	2,908,519

Kurimoto Ltd.	24,500	322,284

Kyoei Steel Ltd.	30,614	436,454

Maruichi Steel Tube Ltd.	90,300	2,631,048

Mitsubishi Materials Corp.	144,200	3,806,771

Mitsui Mining & Smelting Co., Ltd.(a)	29,400	754,091

Nippon Light Metal Holdings Co., Ltd.	752,900	1,652,931

Nippon Yakin Kogyo Co., Ltd.(a)	70,900	160,780

OSAKA Titanium Technologies Co., Ltd.(a)	22,500	342,526

Sanyo Special Steel Co., Ltd.	27,300	559,639

Toho Titanium Co., Ltd.(a)	38,300	328,380

Toho Zinc Co., Ltd.(a)	11,796	333,573

Tokyo Rope Manufacturing Co., Ltd.	8,100	71,424

Tokyo Steel Manufacturing Co., Ltd.	45,400	394,586

Topy Industries Ltd.	26,400	528,072

UACJ Corp.(a)	47,963	898,724

Total Metals & Mining		21,988,988

Multiline Retail – 0.7%

Fuji Co., Ltd.	10,200	175,921

H2O Retailing Corp.(a)	104,700	1,458,620

MrMax Holdings Ltd.	63,000	251,579

Parco Co., Ltd.(a)	63,000	574,875

Seria Co., Ltd.(a)	15,000	517,008

Takashimaya Co., Ltd.	82,800	1,102,653

Total Multiline Retail		4,080,656

Oil, Gas & Consumable Fuels – 0.9%

BP Castrol K.K.(a)	40,600	506,927

Cosmo Energy Holdings Co., Ltd.(a)	48,300	970,495

Fuji Oil Co., Ltd.(a)	98,600	224,486

Itochu Enex Co., Ltd.	146,681	1,182,088

Iwatani Corp.(a)	18,933	608,093

Nippon Coke & Engineering Co., Ltd.	437,300	395,085

Sala Corp.	98,800	549,856

San-Ai Oil Co., Ltd.	53,116	436,215

Sinanen Holdings Co., Ltd.	26,400	502,073

Total Oil, Gas & Consumable Fuels		5,375,318

Paper & Forest Products – 0.9%

Daiken Corp.	16,500	321,100

Daio Paper Corp.(a)	44,278	542,849

Hokuetsu Corp.	187,932	1,098,541

Nippon Paper Industries Co., Ltd.(a)	167,800	3,465,608

Total Paper & Forest Products		5,428,098

Personal Products – 0.7%

Fancl Corp.	53,600	1,384,975

Mandom Corp.	29,006	745,820

Milbon Co., Ltd.	17,400	809,595

Noevir Holdings Co., Ltd.	27,100	1,314,785

Total Personal Products		4,255,175

Pharmaceuticals – 2.0%

Fuji Pharma Co., Ltd.(a)	20,300	320,773

JCR Pharmaceuticals Co., Ltd.	8,500	500,700

Kaken Pharmaceutical Co., Ltd.	45,300	2,058,626

KYORIN Holdings, Inc.	70,485	1,376,140

Mochida Pharmaceutical Co., Ltd.	29,222	1,499,580

Nichi-iko Pharmaceutical Co., Ltd.(a)	45,100	598,155

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2019

Investments	Shares	Value

Sawai Pharmaceutical Co., Ltd.	44,424	$2,572,687

Seikagaku Corp.	37,400	405,137

Torii Pharmaceutical Co., Ltd.	17,700	356,127

Towa Pharmaceutical Co., Ltd.	25,500	671,107

Tsumura & Co.	44,200	1,343,750

ZERIA Pharmaceutical Co., Ltd.(a)	40,200	694,788

Total Pharmaceuticals		12,397,570

Professional Services – 1.8%

Altech Corp.	26,500	442,205

BayCurrent Consulting, Inc.(a)	5,600	175,814

Benefit One, Inc.(a)	59,200	1,161,697

en-japan, Inc.(a)	13,200	384,009

FULLCAST Holdings Co., Ltd.	21,900	466,947

Funai Soken Holdings, Inc.	26,110	628,187

IR Japan Holdings Ltd.(a)	11,100	182,016

JAC Recruitment Co., Ltd.	39,700	876,603

Link And Motivation, Inc.(a)	4,600	33,289

Meitec Corp.	36,400	1,654,172

Nomura Co., Ltd.	35,900	1,011,953

Outsourcing, Inc.(a)	30,300	373,942

Quick Co., Ltd.	24,600	398,721

Tanseisha Co., Ltd.	45,100	532,961

TechnoPro Holdings, Inc.	22,200	1,323,756

Trust Tech, Inc.	8,500	281,452

Weathernews, Inc.	9,200	268,058

World Holdings Co., Ltd.	14,100	240,637

YAMADA Consulting Group Co., Ltd.(a)	3,600	74,937

Yumeshin Holdings Co., Ltd.(a)	80,000	558,703

Total Professional Services		11,070,059

Real Estate Management & Development – 2.0%

Airport Facilities Co., Ltd.(a)	44,519	222,424

Daibiru Corp.	92,500	877,490

Goldcrest Co., Ltd.	37,900	511,565

Heiwa Real Estate Co., Ltd.	21,268	409,469

Ichigo, Inc.	262,500	898,835

Japan Property Management Center Co., Ltd.	2,700	19,344

Katitas Co., Ltd.(a)	9,000	308,578

Keihanshin Building Co., Ltd.	70,900	692,442

Kenedix, Inc.	80,400	402,418

Nippon Commercial Development Co., Ltd.(a)	23,000	309,617

Nisshin Fudosan Co.	56,600	236,760

Open House Co., Ltd.(a)	26,600	912,021

Prospect Co., Ltd.	1,513,800	246,180

Raysum Co., Ltd.	43,000	395,483

SAMTY Co., Ltd.	25,600	346,930

Shinoken Group Co., Ltd.(a)	27,300	184,244

Star Mica Co., Ltd.(a)	3,800	48,579

Sun Frontier Fudousan Co., Ltd.(a)	45,500	486,715

Takara Leben Co., Ltd.(a)	198,500	616,922

Tateru, Inc.(a)	17,300	41,732

TOC Co., Ltd.	62,000	428,513

Tokyo Tatemono Co., Ltd.	169,900	2,082,977

Tosei Corp.	61,700	557,995

Unizo Holdings Co., Ltd.(a)	45,100	860,154

Total Real Estate Management & Development		12,097,387

Road & Rail – 2.1%

Fukuyama Transporting Co., Ltd.	24,211	931,823

Hitachi Transport System Ltd.	56,900	1,688,725

Ichinen Holdings Co., Ltd.	23,500	244,374

Maruzen Showa Unyu Co., Ltd.	26,400	715,544

Nankai Electric Railway Co., Ltd.	45,100	1,244,798

Nikkon Holdings Co., Ltd.	62,060	1,468,448

Nishi-Nippon Railroad Co., Ltd.(a)	44,600	1,079,087

Sakai Moving Service Co., Ltd.(a)	9,000	570,809

Sankyu, Inc.	32,706	1,595,631

Senko Group Holdings Co., Ltd.	170,156	1,412,778

Sotetsu Holdings, Inc.	62,700	1,928,839

Total Road & Rail		12,880,856

Semiconductors & Semiconductor Equipment – 1.0%

Ferrotec Holdings Corp.(a)	21,600	215,834

Japan Material Co., Ltd.	21,100	258,496

Lasertec Corp.	26,300	1,098,952

MegaChips Corp.(a)	8,500	130,474

Mimasu Semiconductor Industry Co., Ltd.	18,927	252,052

Mitsui High-Tec, Inc.(a)	20,100	183,594

NuFlare Technology, Inc.	8,700	482,613

Optorun Co., Ltd.	13,400	258,956

Sanken Electric Co., Ltd.	17,100	317,327

Shindengen Electric Manufacturing Co., Ltd.	8,500	313,706

Shinko Electric Industries Co., Ltd.(a)	134,453	1,030,096

Tokyo Seimitsu Co., Ltd.	35,900	913,352

Ulvac, Inc.	19,600	566,653

Yamaichi Electronics Co., Ltd.	26,500	260,487

Total Semiconductors & Semiconductor Equipment		6,282,592

Software – 0.6%

Broadleaf Co., Ltd.	92,300	485,329

Computer Engineering & Consulting Ltd.	20,200	377,410

Cresco Ltd.(a)	11,700	351,470

Fuji Soft, Inc.	14,400	569,833

Fukui Computer Holdings, Inc.	21,900	408,381

Infomart Corp.(a)	33,600	409,204

Miroku Jyoho Service Co., Ltd.	8,600	220,740

SRA Holdings	21,700	483,268

Systena Corp.	51,300	557,100

Total Software		3,862,735

Specialty Retail – 4.3%

Adastria Co., Ltd.	69,100	1,532,642

Alpen Co., Ltd.	22,700	350,698

AOKI Holdings, Inc.	105,854	1,108,414

Aoyama Trading Co., Ltd.(a)	92,100	2,093,541

Arcland Sakamoto Co., Ltd.	21,716	294,098

Autobacs Seven Co., Ltd.(a)	95,400	1,585,906

Bic Camera, Inc.	59,000	619,930

Chiyoda Co., Ltd.	39,491	634,724

DCM Holdings Co., Ltd.(a)	169,545	1,580,796

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2019

Investments	Shares	Value

EDION Corp.(a)	106,639	$930,689

Geo Holdings Corp.(a)	44,400	616,951

Gfoot Co., Ltd.(a)	45,039	267,341

IDOM, Inc.(a)	42,260	122,941

JINS, Inc.	5,300	286,344

Joshin Denki Co., Ltd.(a)	9,700	223,560

K’s Holdings Corp.	229,996	2,040,530

Keiyo Co., Ltd.	100,100	447,662

Kohnan Shoji Co., Ltd.	34,600	858,709

Komeri Co., Ltd.	42,237	1,034,508

LIXIL VIVA Corp.	59,400	753,468

Nishimatsuya Chain Co., Ltd.	49,600	416,750

Nojima Corp.	27,600	500,957

PAL GROUP Holdings Co., Ltd.	26,600	722,166

Right On Co., Ltd.(a)	26,500	176,451

Sac’s Bar Holdings, Inc.	52,300	542,444

Sanrio Co., Ltd.(a)	90,442	2,157,992

Shimachu Co., Ltd.	56,464	1,471,222

T-Gaia Corp.	56,200	932,224

United Arrows Ltd.	24,029	836,896

VT Holdings Co., Ltd.(a)	176,900	666,462

Xebio Holdings Co., Ltd.	41,600	458,151

Yellow Hat Ltd.	33,400	439,358

Total Specialty Retail		26,704,525

Technology Hardware, Storage & Peripherals – 0.7%

Elecom Co., Ltd.	27,100	836,125

Maxell Holdings Ltd.(a)	62,200	882,269

MCJ Co., Ltd.	79,900	583,992

Riso Kagaku Corp.	51,700	817,410

Roland DG Corp.	8,900	187,351

Toshiba TEC Corp.	33,200	922,347

Wacom Co., Ltd.(a)	56,211	236,657

Total Technology Hardware, Storage & Peripherals		4,466,151

Textiles, Apparel & Luxury Goods – 1.9%

Asics Corp.	169,900	2,279,455

Baroque Japan Ltd.(a)	79,800	622,193

Descente Ltd.(a)	45,553	1,193,510

Fujibo Holdings, Inc.	12,800	304,721

Goldwin, Inc.(a)	8,200	1,194,236

Gunze Ltd.(a)	10,783	435,957

Japan Wool Textile Co., Ltd. (The)	73,825	628,965

Kurabo Industries Ltd.	19,976	366,547

Onward Holdings Co., Ltd.	177,833	939,895

Seiko Holdings Corp.(a)	48,500	1,154,605

Seiren Co., Ltd.(a)	43,311	639,775

Wacoal Holdings Corp.	55,100	1,369,971

Yondoshi Holdings, Inc.	27,500	517,776

Total Textiles, Apparel & Luxury Goods		11,647,606

Thrifts & Mortgage Finance – 0.0%

Aruhi Corp.(a)	11,300	224,908

Trading Companies & Distributors – 2.4%

Advan Co., Ltd.	80,900	744,790

Alconix Corp.(a)	22,100	228,218

Daiichi Jitsugyo Co., Ltd.	8,600	248,245

Gecoss Corp.	78,800	736,848

Hanwa Co., Ltd.(a)	43,222	1,204,679

Inaba Denki Sangyo Co., Ltd.	26,994	1,045,031

Inabata & Co., Ltd.	48,541	660,019

Japan Pulp & Paper Co., Ltd.	15,257	572,043

Kamei Corp.	27,800	295,870

Kanamoto Co., Ltd.	18,028	446,282

Kanematsu Corp.	97,700	1,116,597

Nagase & Co., Ltd.	85,904	1,233,243

Nippon Steel & Sumikin Bussan Corp.	38,700	1,573,384

Nishio Rent All Co., Ltd.	11,800	340,082

Onoken Co., Ltd.	27,300	382,794

Sanyo Trading Co., Ltd.(a)	15,900	268,771

Sato Shoji Corp.	43,000	351,583

Seika Corp.	9,700	118,834

Shinsho Corp.	14,200	331,250

Trusco Nakayama Corp.	26,800	742,124

Wakita & Co., Ltd.	36,800	367,385

Yamazen Corp.	79,906	842,484

Yuasa Trading Co., Ltd.	32,200	907,657

Total Trading Companies & Distributors		14,758,213

Transportation Infrastructure – 0.5%

Kamigumi Co., Ltd.	80,500	1,864,770

Mitsubishi Logistics Corp.(a)	27,500	767,719

Nissin Corp.	22,700	380,025

Total Transportation Infrastructure		3,012,514
TOTAL COMMON STOCKS (Cost: $677,242,439)		608,161,248

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree Japan Hedged Equity Fund(b)
(Cost: $34,221)	678	34,314

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.5%

United States – 4.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c)
(Cost: $28,042,256)(d)	28,042,256	28,042,256

TOTAL INVESTMENTS IN SECURITIES – 103.2% (Cost: $705,318,916)		636,237,818

Other Assets less Liabilities – (3.2)%		(19,944,286)

NET ASSETS – 100.0%		$616,293,532

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $114,242,751. The total market value of the collateral held by the Fund was $120,790,180. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $92,747,924.

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	4/2/2019	369,986	USD	41,000,000	JPY	$—	$(435)

CURRENCY LEGEND
JPY	Japanese yen
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	79

Statements of Assets and Liabilities

WisdomTree Trust

March 31, 2019

	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International Dividend ex-Financials Fund	WisdomTree International Equity Fund	WisdomTree International High Dividend Fund
ASSETS:

Investments, at cost	$43,330,771	$808,313,460	$197,828,107	$815,438,310	$270,813,802

Investment in affiliates, at cost (Note 3)	—	3,109,614	—	19,711	35,934

Foreign currency, at cost	—	10,415	7,500	463,098	26,137
Investments in securities, at value[1,2] (Note 2)	42,066,045	709,904,670	183,806,318	855,504,588	258,739,722

Investment in affiliates, at value (Note 3)	—	3,133,558	—	19,842	38,107

Cash	8,787	17,813	16,272	57,783	20,409

Foreign currency, at value	—	9,658	7,490	462,960	26,160

Unrealized appreciation on foreign currency contracts	—	3,786	—	—	144

Receivables:

Investment securities sold[3]	21,486	8,768,025	—	—	71,690

Dividends	65,168	2,296,320	1,202,850	4,769,109	1,597,796

Securities lending income	3,580	178,109	8,030	28,710	12,906

Foreign tax reclaims	179,770	1,226,936	407,076	1,630,897	662,587
Total Assets	42,344,836	725,538,875	185,448,036	862,473,889	261,169,521
LIABILITIES:

Foreign currency due to custodian, at value	12,293	—	—	—	—

Unrealized depreciation on foreign currency contracts	—	1,242	190	—	46

Payables:

Cash collateral received for securities loaned (Note 2)	969,973	49,222,738	6,169,610	24,868,219	9,191,247

Investment securities purchased	—	8,578,229	—	—	—

Advisory fees (Note 3)	20,771	332,042	88,608	342,375	125,103

Service fees (Note 2)	158	2,536	675	3,145	950
Total Liabilities	1,003,195	58,136,787	6,259,083	25,213,739	9,317,346
NET ASSETS	$41,341,641	$667,402,088	$179,188,953	$837,260,150	$251,852,175
NET ASSETS:

Paid-in capital	$48,313,743	$911,776,864	$217,751,649	$851,197,363	$298,966,627

Total distributable earnings (loss)	(6,972,102)	(244,374,776)	(38,562,696)	(13,937,213)	(47,114,452)
NET ASSETS	$41,341,641	$667,402,088	$179,188,953	$837,260,150	$251,852,175
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,650,000	11,400,000	4,350,000	16,550,000	6,250,000
Net asset value per share	$25.06	$58.54	$41.19	$50.59	$40.30
[1] Includes market value of securities out on loan of:	$1,039,858	$59,533,467	$9,092,582	$34,526,658	$11,106,908
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—	$711,056	—	—	—

See Notes to Financial Statements.

80	WisdomTree Trust

Statements of Assets and Liabilities (continued)

WisdomTree Trust

March 31, 2019

	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
ASSETS:

Investments, at cost	$390,425,414	$274,367,926	$18,931,952	$73,727,527	$1,644,713,946

Investment in affiliates, at cost (Note 3)	3,574	—	—	—	13,715,012

Foreign currency, at cost	47,118	517,706	11,427	20,609	633,271
Investments in securities, at value[1,2] (Note 2)	395,139,115	287,190,145	19,681,648	72,072,711	1,730,225,334

Investment in affiliates, at value (Note 3)	3,850	—	—	—	13,198,647

Cash	152,747	114,654	2,102	67,122	—

Deposits at broker	—	—	—	—	432

Foreign currency, at value	47,012	517,854	11,413	20,614	632,497

Unrealized appreciation on foreign currency contracts	—	—	46,957	83	—

Receivables:

Investment securities sold[3]	2,264,190	423,323	—	—	53,327

Dividends	2,332,874	1,284,835	102,657	273,247	10,163,970

Securities lending income	7,739	16,887	—	3,257	200,170

Interest	—	—	—	—	2,856

Foreign tax reclaims	1,017,000	194,372	4,238	56,467	1,088,402
Total Assets	400,964,527	289,742,070	19,849,015	72,493,501	1,755,565,635
LIABILITIES:

Due to custodian	—	—	—	—	1,089,125

Unrealized depreciation on foreign currency contracts	153	—	65,399	—	—

Payables:

Cash collateral received for securities loaned (Note 2)	8,974,430	9,936,957	—	851,521	80,551,752

Investment securities purchased	—	747,362	—	77,885	—

Capital shares redeemed	2,318,502	—	—	—	—

Advisory fees (Note 3)	159,939	133,112	5,416	22,742	823,525

Service fees (Note 2)	1,467	1,012	73	263	6,298
Total Liabilities	11,454,491	10,818,443	70,888	952,411	82,470,700
NET ASSETS	$389,510,036	$278,923,627	$19,778,127	$71,541,090	$1,673,094,935
NET ASSETS:

Paid-in capital	$425,495,699	$276,368,781	$19,077,225	$75,329,449	$1,644,361,186

Total distributable earnings (loss)	(35,985,663)	2,554,846	700,902	(3,788,359)	28,733,749
NET ASSETS	$389,510,036	$278,923,627	$19,778,127	$71,541,090	$1,673,094,935
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	8,400,000	4,500,000	800,004	2,500,000	25,450,000
Net asset value per share	$46.37	$61.98	$24.72	$28.62	$65.74
[1] Includes market value of securities out on loan of:	$10,472,949	$17,241,120	—	$1,132,980	$197,556,350
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—	$380,435	—	—	—

See Notes to Financial Statements.

WisdomTree Trust	81

Statements of Assets and Liabilities (concluded)

WisdomTree Trust

March 31, 2019

WisdomTree Japan SmallCap Dividend Fund
ASSETS:

Investments, at cost	$705,284,695

Investment in affiliates, at cost (Note 3)	34,221

Foreign currency, at cost	1,010,245
Investments in securities, at value[1,2] (Note 2)	636,203,504

Investment in affiliates, at value (Note 3)	34,314

Cash	936

Foreign currency, at value	1,009,520

Receivables:

Dividends	7,268,510

Securities lending income	56,404

Foreign tax reclaims	108,501
Total Assets	644,681,689
LIABILITIES:

Unrealized depreciation on foreign currency contracts	435

Payables:

Cash collateral received for securities loaned (Note 2)	28,042,256

Advisory fees (Note 3)	342,864

Service fees (Note 2)	2,602
Total Liabilities	28,388,157
NET ASSETS	$616,293,532
NET ASSETS:

Paid-in capital	$749,187,649

Total distributable earnings (loss)	(132,894,117)
NET ASSETS	$616,293,532
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,050,000
Net asset value per share	$68.10
[1] Includes market value of securities out on loan of:	$114,242,751
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

82	WisdomTree Trust

Statements of Operations

WisdomTree Trust

For the Year Ended March 31, 2019

	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International Dividend ex-Financials Fund	WisdomTree International Equity Fund	WisdomTree International High Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$1,800,701	$39,095,176	$8,090,266	$33,752,662	$13,817,629

Dividends from affiliates (Note 3)	—	170,603	59,420	123,854	36,864

Non-cash dividends	8,379	1,713,232	497,985	1,144,746	435,916

Securities lending income (Note 2)	29,515	2,318,370	115,593	443,596	197,970
Total investment income	1,838,595	43,297,381	8,763,264	35,464,858	14,488,379
EXPENSES:

Advisory fees (Note 3)	355,616	5,403,106	1,068,282	4,177,781	1,713,782

Service fees (Note 2)	2,698	40,989	8,104	38,295	13,001
Total expenses	358,314	5,444,095	1,076,386	4,216,076	1,726,783
Expense waivers (Note 3)	—	(13,255)	(1,662)	(2,618)	(891)
Net expenses	358,314	5,430,840	1,074,724	4,213,458	1,725,892
Net investment income	1,480,281	37,866,541	7,688,540	31,251,400	12,762,487
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(3,748,837)	(25,026,478)	(1,125,648)	(19,688,951)	(4,068,518)

Investment transactions in affiliates (Note 3)	—	(583,640)	(170,993)	(391,101)	(55,716)

In-kind redemptions	2,189,093	59,773,255	1,064,128	23,880,385	6,864,207

Foreign currency contracts	1,884	(11,038)	8,527	63,145	43,669

Foreign currency related transactions	(22,485)	(370,685)	(112,838)	(313,861)	(115,255)
Net realized gain (loss)	(1,580,345)	33,781,414	(336,824)	3,549,617	2,668,387
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(3,637,173)	(207,691,904)	(8,107,679)	(68,911,847)	(25,465,847)

Investment transactions in affiliates (Note 3)	—	57,716	(12,253)	128	4,634

Foreign currency contracts	—	(5,182)	341	—	98

Translation of assets and liabilities denominated in foreign currencies	(6,221)	(82,700)	(22,428)	(74,276)	(34,286)
Net decrease in unrealized appreciation/depreciation	(3,643,394)	(207,722,070)	(8,142,019)	(68,985,995)	(25,495,401)
Net realized and unrealized loss on investments	(5,223,739)	(173,940,656)	(8,478,843)	(65,436,378)	(22,827,014)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,743,458)	$(136,074,115)	$(790,303)	$(34,184,978)	$(10,064,527)
[1] Net of foreign withholding tax of:	$219,783	$4,853,033	$738,236	$3,207,951	$1,290,566
[2] Net of foreign capital gains tax withholding of:	—	—	—	$1,452	$645

See Notes to Financial Statements.

WisdomTree Trust	83

Statements of Operations (continued)

WisdomTree Trust

For the Year or Period Ended March 31, 2019

	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund[1]	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[2]	$16,809,772	$9,625,144	$182,835	$1,399,960	$62,606,848

Dividends from affiliates (Note 3)	111,388	31,998	—	—	668,971

Interest	—	—	—	—	3,830

Non-cash dividends	622,822	282,919	860	4,566	974,172

Securities lending income (Note 2)	165,708	179,901	—	36,420	2,424,343
Total investment income	17,709,690	10,119,962	183,695	1,440,946	66,678,164
EXPENSES:

Advisory fees (Note 3)	1,972,934	1,583,525	17,495	283,897	10,350,505

Service fees (Note 2)	18,085	12,013	203	2,602	78,521
Total expenses	1,991,019	1,595,538	17,698	286,499	10,429,026
Expense waivers (Note 3)	(3,848)	(897)	—	(59,145)	(46,259)
Net expenses	1,987,171	1,594,641	17,698	227,354	10,382,767
Net investment income	15,722,519	8,525,321	165,997	1,213,592	56,295,397
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[3]	(4,151,878)	(9,790,676)	(253,538)	(2,059,006)	(21,788,571)

Investment transactions in affiliates (Note 3)	(464,811)	(163,934)	—	—	(2,307,513)

In-kind redemptions	11,301,585	12,102,804	284,469	1,012,216	68,045,751

Futures contracts	—	—	—	—	342,345

Foreign currency contracts	42,200	58,369	113,565	(20,081)	225,498

Foreign currency related transactions	(122,610)	(169,061)	2,162	13,899	(984,829)
Net realized gain (loss)	6,604,486	2,037,502	146,658	(1,052,972)	43,532,681
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(32,779,493)	(29,408,642)	749,696	(3,673,522)	(299,302,776)

Investment transactions in affiliates (Note 3)	(17,568)	2,727	—	—	(686,979)

Foreign currency contracts	(560)	1	(18,442)	61	—

Translation of assets and liabilities denominated in foreign currencies	(50,832)	(11,252)	(143)	(2,480)	(69,994)
Net increase (decrease) in unrealized appreciation/depreciation	(32,848,453)	(29,417,166)	731,111	(3,675,941)	(300,059,749)
Net realized and unrealized gain (loss) on investments	(26,243,967)	(27,379,664)	877,769	(4,728,913)	(256,527,068)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,521,448)	$(18,854,343)	$1,043,766	$(3,515,321)	$(200,231,671)
[1] For the period August 10, 2018 (commencement of operations) through March 31, 2019.
[2] Net of foreign withholding tax of:	$1,604,802	$919,044	$15,376	$114,709	$6,258,905
[3] Net of foreign capital gains tax withholding of:	—	—	—	—	$4,845

See Notes to Financial Statements.

84	WisdomTree Trust

Statements of Operations (concluded)

WisdomTree Trust

For the Year Ended March 31, 2019

WisdomTree Japan SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$18,055,749

Dividends from affiliates (Note 3)	121,427

Securities lending income (Note 2)	562,347
Total investment income	18,739,523
EXPENSES:

Advisory fees (Note 3)	5,632,155

Service fees (Note 2)	42,727
Total expenses	5,674,882
Expense waivers (Note 3)	(11,906)
Net expenses	5,662,976
Net investment income	13,076,547
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(47,365,746)

Investment transactions in affiliates (Note 3)	(648,086)

In-kind redemptions	86,952,463

Foreign currency contracts	(365,539)

Foreign currency related transactions	(59,366)
Net realized gain	38,513,726
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(220,464,139)

Investment transactions in affiliates (Note 3)	(21,209)

Foreign currency contracts	(435)

Translation of assets and liabilities denominated in foreign currencies	(10,324)
Net decrease in unrealized appreciation/depreciation	(220,496,107)
Net realized and unrealized loss on investments	(181,982,381)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(168,905,834)
[1] Net of foreign withholding tax of:	$2,029,271

See Notes to Financial Statements.

WisdomTree Trust	85

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Europe Quality Dividend Growth Fund		WisdomTree Europe SmallCap Dividend Fund		WisdomTree International Dividend ex-Financials Fund

	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,480,281	$846,281	$37,866,541	$29,429,572	$7,688,540	$7,666,413

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(1,580,345)	316,357	33,781,414	25,703,372	(336,824)	(4,272,491)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(3,643,394)	1,717,072	(207,722,070)	118,883,460	(8,142,019)	21,490,838
Net increase (decrease) in net assets resulting from operations	(3,743,458)	2,879,710	(136,074,115)	174,016,404	(790,303)	24,884,760
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(1,768,215)	(538,884)	(42,589,672)	(28,824,886)	(7,765,680)	(7,674,532)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	14,416,259	56,267,441	81,706,516	379,132,162	7,858,668	2,282,900

Cost of shares redeemed	(39,726,421)	(3,821,291)	(459,722,935)	(75,240,524)	(18,759,740)	(21,414,941)
Net increase (decrease) in net assets resulting from capital share transactions	(25,310,162)	52,446,150	(378,016,419)	303,891,638	(10,901,072)	(19,132,041)
Net Increase (Decrease) in Net Assets	(30,821,835)	54,786,976	(556,680,206)	449,083,156	(19,457,055)	(1,921,813)
NET ASSETS:

Beginning of year	$72,163,476	$17,376,500	$1,224,082,294	$774,999,138	$198,646,008	$200,567,821

End of year[2]	$41,341,641	$72,163,476	$667,402,088	$1,224,082,294	$179,188,953	$198,646,008
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	2,750,000	750,000	17,600,000	13,100,000	4,600,000	5,050,000

Shares created	550,000	2,150,000	1,200,000	5,650,000	200,000	50,000

Shares redeemed	(1,650,000)	(150,000)	(7,400,000)	(1,150,000)	(450,000)	(500,000)
Shares outstanding, end of year	1,650,000	2,750,000	11,400,000	17,600,000	4,350,000	4,600,000

[1] Amounts for the fiscal year ended March 31, 2018 have been reclassified to match the current year presentation which conforms to the "Disclosure Update and Simplification" amendments adopted by the SEC and which became effective November 5, 2018. The amounts shown for the fiscal year ended March 31, 2018 represents a distribution entirely from net investment income. See Note 7 in the Notes to Financial Statements for more information.

[2] The "Disclosure Update and Simplification" amendments adopted by the SEC removed the requirement to disclose the amounts pertaining to undistributed net investment income included in net assets for the current fiscal year ended March 31, 2019. The undistributed net investment income included in the net assets for the fiscal year ended March 31, 2018 were as follows:

Undistributednet investment income included in the net assets		$334,887		$3,856,593		$703,745

See Notes to Financial Statements.

86	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International Equity Fund		WisdomTree International High Dividend Fund		WisdomTree International LargeCap Dividend Fund

	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$31,251,400	$26,119,630	$12,762,487	$12,094,014	$15,722,519	$13,384,433

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	3,549,617	(2,257,820)	2,668,387	(4,437,300)	6,604,486	(6,510,413)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(68,985,995)	73,280,262	(25,495,401)	23,164,345	(32,848,453)	37,272,146
Net increase (decrease) in net assets resulting from operations	(34,184,978)	97,142,072	(10,064,527)	30,821,059	(10,521,448)	44,146,166
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(32,159,951)	(24,687,701)	(13,212,551)	(11,744,233)	(16,024,315)	(12,934,443)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	69,968,919	147,167,975	—	65,710,900	18,707,671	52,574,727

Cost of shares redeemed	(81,357,277)	(8,577,112)	(60,050,662)	—	(45,511,991)	—
Net increase (decrease) in net assets resulting from capital share transactions	(11,388,358)	138,590,863	(60,050,662)	65,710,900	(26,804,320)	52,574,727
Net Increase (Decrease) in Net Assets	(77,733,287)	211,045,234	(83,327,740)	84,787,726	(53,350,083)	83,786,450
NET ASSETS:

Beginning of year	$914,993,437	$703,948,203	$335,179,915	$250,392,189	$442,860,119	$359,073,669

End of year[2]	$837,260,150	$914,993,437	$251,852,175	$335,179,915	$389,510,036	$442,860,119
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	16,750,000	14,200,000	7,750,000	6,200,000	8,950,000	7,900,000

Shares created	1,350,000	2,700,000	—	1,550,000	400,000	1,050,000

Shares redeemed	(1,550,000)	(150,000)	(1,500,000)	—	(950,000)	—
Shares outstanding, end of year	16,550,000	16,750,000	6,250,000	7,750,000	8,400,000	8,950,000

[1] Amounts for the fiscal year ended March 31, 2018 have been reclassified to match the current year presentation which conforms to the "Disclosure Update and Simplification" amendments adopted by the SEC and which became effective November 5, 2018. The amounts shown for the fiscal year ended March 31, 2018 represents a distribution entirely from net investment income. See Note 7 in the Notes to Financial Statements for more information.

[2] The "Disclosure Update and Simplification" amendments adopted by the SEC removed the requirement to disclose the amounts pertaining to undistributed net investment income included in net assets for the current fiscal year ended March 31, 2019. The undistributed net investment income included in the net assets for the fiscal year ended March 31, 2018 were as follows:

Undistributednet investment income included in the net assets		$4,021,252		$1,255,785		$1,771,819

See Notes to Financial Statements.

WisdomTree Trust	87

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International MidCap Dividend Fund		WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund

	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Period August 10, 2018* through March 31, 2019	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$8,525,321	$6,564,915	$165,997	$1,213,592	$330,599

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	2,037,502	4,524,073	146,658	(1,052,972)	68,065

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(29,417,166)	21,086,588	731,111	(3,675,941)	1,583,152
Net increase (decrease) in net assets resulting from operations	(18,854,343)	32,175,576	1,043,766	(3,515,321)	1,981,816
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(8,622,448)	(6,153,904)	(62,055)	(1,130,824)	(213,547)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	64,964,241	80,441,494	21,263,942	61,114,211	16,337,920

Cost of shares redeemed	(44,652,606)	—	(2,467,626)	(9,323,029)	(2,859,234)
Net increase in net assets resulting from capital share transactions	20,311,635	80,441,494	18,796,316	51,791,182	13,478,686
Net Increase (Decrease) in Net Assets	(7,165,156)	106,463,166	19,778,027	47,145,037	15,246,955
NET ASSETS:

Beginning of period	$286,088,783	$179,625,617	$100	$24,396,053	$9,149,098

End of period[2]	$278,923,627	$286,088,783	$19,778,127	$71,541,090	$24,396,053
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4,200,000	3,000,000	4	800,000	350,004

Shares created	1,000,000	1,200,000	900,000	2,050,000	550,000

Shares redeemed	(700,000)	—	(100,000)	(350,000)	(100,004)
Shares outstanding, end of period	4,500,000	4,200,000	800,004	2,500,000	800,000
* Commencement of operations.

[1] Amounts for the fiscal year or period ended March 31, 2018 have been reclassified to match the current year presentation which conforms to the “Disclosure Update and Simplification” amendments adopted by the SEC and which became effective November 5, 2018. The amounts shown for the fiscal year or period ended March 31, 2018 represents a distribution entirely from net investment income. See Note 7 in the Notes to Financial Statements for more information.

[2] The “Disclosure Update and Simplification” amendments adopted by the SEC removed the requirement to disclose the amounts pertaining to undistributed net investment income included in net assets for the current fiscal year or period ended March 31, 2019. The undistributed net investment income included in the net assets for the fiscal year or period ended March 31, 2018 were as follows:

Undistributednet investment income included in the net assets		$1,131,599			$136,501

See Notes to Financial Statements.

88	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree International SmallCap Dividend Fund		WisdomTree Japan SmallCap Dividend Fund

	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$56,295,397	$47,040,477	$13,076,547	$12,946,612

Net realized gain on investments, futures contracts, foreign currency contracts and foreign currency related transactions	43,532,681	22,288,125	38,513,726	15,099,962

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(300,059,749)	204,548,417	(220,496,107)	95,939,141
Net increase (decrease) in net assets resulting from operations	(200,231,671)	273,877,019	(168,905,834)	123,985,715
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(57,938,955)	(49,435,198)	(16,060,084)	(11,126,041)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	163,769,847	431,989,018	302,236,796	586,894,213

Cost of shares redeemed	(172,971,405)	—	(601,568,699)	(74,466,035)
Net increase (decrease) in net assets resulting from capital share transactions	(9,201,558)	431,989,018	(299,331,903)	512,428,178
Net Increase (Decrease) in Net Assets	(267,372,184)	656,430,839	(484,297,821)	625,287,852
NET ASSETS:

Beginning of year	$1,940,467,119	$1,284,036,280	$1,100,591,353	$475,303,501

End of year[2]	$1,673,094,935	$1,940,467,119	$616,293,532	$1,100,591,353
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	25,600,000	19,700,000	13,600,000	7,150,000

Shares created	2,300,000	5,900,000	3,950,000	7,500,000

Shares redeemed	(2,450,000)	—	(8,500,000)	(1,050,000)
Shares outstanding, end of year	25,450,000	25,600,000	9,050,000	13,600,000

[1] Amounts for the fiscal year ended March 31, 2018 have been reclassified to match the current year presentation which conforms to the “Disclosure Update and Simplification” amendments adopted by the SEC and which became effective November 5, 2018. The amounts shown for the fiscal year ended March 31, 2018 represents a distribution entirely from net investment income. See Note 7 in the Notes to Financial Statements for more information.

[2] The “Disclosure Update and Simplification” amendments adopted by the SEC removed the requirement to disclose the amounts pertaining to undistributed net investment income included in net assets for the current fiscal year ended March 31, 2019. The undistributed net investment income included in the net assets for the fiscal year ended March 31, 2018 were as follows:

Undistributednet investment income included in the net assets		$5,684,304		$7,982,378

See Notes to Financial Statements.

WisdomTree Trust	89

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Quality Dividend Growth Fund	For the Period Ended March 31, 2019	For the Period Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period May 7, 2014* through March 31, 2015
Net asset value, beginning of period	$26.24	$23.17	$22.32	$23.18	$25.10
Investment operations:

Net investment income[1]	0.61	0.53	0.48	0.48	0.37

Net realized and unrealized gain (loss)	(1.05)	2.94	0.88	(0.89)	(1.96)
Total from investment operations	(0.44)	3.47	1.36	(0.41)	(1.59)
Dividends to shareholders:

Net investment income	(0.74)	(0.40)	(0.51)	(0.45)	(0.33)
Net asset value, end of period	$25.06	$26.24	$23.17	$22.32	$23.18

TOTAL RETURN[2]	(1.62)%	15.03%	6.24%	(1.83)%	(6.35)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$41,342	$72,163	$17,377	$17,854	$11,591

Ratios to average net assets of:

Expenses	0.58%	0.58%	0.58%	0.58%[3]	0.58%[4]

Net investment income	2.41%	2.02%	2.19%	2.13%	1.75%[4]
Portfolio turnover rate[5]	42%	18%	35%	54%	21%

WisdomTree Europe SmallCap Dividend Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$69.55	$59.16	$57.01	$55.63	$62.23
Investment operations:

Net investment income[1]	2.57	1.88	2.04	1.45	1.94

Net realized and unrealized gain (loss)	(10.87)	10.39	2.32	1.49	(7.03)
Total from investment operations	(8.30)	12.27	4.36	2.94	(5.09)
Dividends to shareholders:

Net investment income	(2.71)	(1.88)	(2.21)	(1.56)	(1.51)
Net asset value, end of year	$58.54	$69.55	$59.16	$57.01	$55.63

TOTAL RETURN[2]	(12.19)%	20.94%	7.97%	5.25%	(8.26)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$667,402	$1,224,082	$774,999	$1,125,935	$853,874

Ratios to average net assets[6] of:

Expenses, net of expense waivers	0.58%	0.58%	0.58%	0.58%[7]	0.59%[8]

Expenses, prior to expense waivers	0.58%	0.58%	0.58%	0.59%[7]	0.59%[8]

Net investment income	4.06%	2.76%	3.68%	2.59%	3.40%
Portfolio turnover rate[5]	52%	33%	45%	50%	42%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Europe SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]

Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio (net of expense waivers) would have been 0.58% and the expense ratio (prior to expense waivers) would have been 0.58%.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

90	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$43.18	$39.72	$38.41	$43.79	$49.23
Investment operations:

Net investment income[1]	1.74	1.58	1.48	1.64	2.00

Net realized and unrealized gain (loss)	(1.98)	3.45	1.34	(5.41)	(5.53)
Total from investment operations	(0.24)	5.03	2.82	(3.77)	(3.53)
Dividends to shareholders:

Net investment income	(1.75)	(1.57)	(1.51)	(1.61)	(1.91)
Net asset value, end of year	$41.19	$43.18	$39.72	$38.41	$43.79

TOTAL RETURN[2]	(0.49)%	12.84%	7.56%	(8.83)%	(7.41)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$179,189	$198,646	$200,568	$230,483	$324,083

Ratios to average net assets[3] of:

Expenses[4]	0.58%	0.58%	0.58%	0.58%[5]	0.59%[6]

Net investment income	4.17%	3.73%	3.86%	3.99%	4.23%
Portfolio turnover rate[7]	41%	35%	30%	40%	44%

WisdomTree International Equity Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$54.63	$49.57	$45.90	$51.67	$54.47
Investment operations:

Net investment income[1]	1.86	1.70	1.59	1.68	1.92

Net realized and unrealized gain (loss)	(3.98)	4.98	3.68	(5.79)	(2.86)
Total from investment operations	(2.12)	6.68	5.27	(4.11)	(0.94)
Dividends to shareholders:

Net investment income	(1.92)	(1.62)	(1.60)	(1.66)	(1.86)
Net asset value, end of year	$50.59	$54.63	$49.57	$45.90	$51.67

TOTAL RETURN[2]	(3.89)%	13.61%	11.75%	(8.15)%	(1.83)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$837,260	$914,993	$703,948	$621,932	$645,832

Ratios to average net assets[3] of:

Expenses[4]	0.48%	0.48%	0.48%	0.48%[5]	0.49%[6]

Net investment income	3.59%	3.15%	3.41%	3.47%	3.63%
Portfolio turnover rate[7]	15%	19%	14%	13%	19%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[6]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58% and 0.48%, for WisdomTree International Dividend ex-Financials Fund and WisdomTree International Equity Fund, respectively.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	91

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International High Dividend Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$43.25	$40.39	$37.59	$43.28	$47.62
Investment operations:

Net investment income[1]	1.78	1.66	1.63	1.65	1.94

Net realized and unrealized gain (loss)	(2.89)	2.79	2.79	(5.70)	(4.41)
Total from investment operations	(1.11)	4.45	4.42	(4.05)	(2.47)
Dividends to shareholders:

Net investment income	(1.84)	(1.59)	(1.62)	(1.64)	(1.87)
Net asset value, end of year	$40.30	$43.25	$40.39	$37.59	$43.28

TOTAL RETURN[2]	(2.53)%	11.12%	12.09%	(9.60)%	(5.41)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$251,852	$335,180	$250,392	$257,467	$337,620

Ratios to average net assets[3] of:

Expenses[4]	0.58%	0.58%	0.58%	0.58%[5]	0.59%[6]

Net investment income	4.32%	3.83%	4.28%	4.09%	4.24%
Portfolio turnover rate[7]	24%	26%	29%	21%	20%

WisdomTree International LargeCap Dividend Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$49.48	$45.45	$42.14	$48.67	$51.68
Investment operations:

Net investment income[1]	1.81	1.62	1.54	1.59	1.88

Net realized and unrealized gain (loss)	(3.09)	3.97	3.32	(6.58)	(3.09)
Total from investment operations	(1.28)	5.59	4.86	(4.99)	(1.21)
Dividends to shareholders:

Net investment income	(1.83)	(1.56)	(1.55)	(1.54)	(1.80)
Net asset value, end of year	$46.37	$49.48	$45.45	$42.14	$48.67

TOTAL RETURN[2]	(2.55)%	12.41%	11.79%	(10.49)%	(2.47)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$389,510	$442,860	$359,074	$366,613	$355,273

Ratios to average net assets[3] of:

Expenses[4]	0.48%	0.48%	0.48%	0.48%[5]	0.49%[6]

Net investment income	3.83%	3.30%	3.59%	3.51%	3.72%
Portfolio turnover rate[7]	14%	16%	15%	19%	12%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[6]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58% and 0.48%, for WisdomTree International High Dividend Fund and WisdomTree International LargeCap Dividend Fund, respectively.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

92	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International MidCap Dividend Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$68.12	$59.88	$55.82	$58.65	$60.03
Investment operations:

Net investment income[1]	2.00	1.84	1.60	1.64	1.81

Net realized and unrealized gain (loss)	(6.17)	8.17	4.03	(2.85)	(1.45)
Total from investment operations	(4.17)	10.01	5.63	(1.21)	0.36
Dividends to shareholders:

Net investment income	(1.97)	(1.77)	(1.57)	(1.62)	(1.74)
Net asset value, end of year	$61.98	$68.12	$59.88	$55.82	$58.65

TOTAL RETURN[2]	(6.16)%	16.87%	10.34%	(2.12)%	0.57%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$278,924	$286,089	$179,626	$153,512	$155,414

Ratios to average net assets[3] of:

Expenses[4]	0.58%	0.58%	0.58%	0.58%[5]	0.59%[6]

Net investment income	3.12%	2.76%	2.87%	2.91%	3.09%
Portfolio turnover rate[7]	28%	23%	31%	24%	29%

WisdomTree International Multifactor Fund	For the Period August 10, 2018* through March 31, 2019
Net asset value, beginning of period	$24.75
Investment operations:

Net investment income[1]	0.55

Net realized and unrealized loss	(0.27)
Total from investment operations	0.28
Dividends to shareholders:

Net investment income	(0.31)
Net asset value, end of period	$24.72

TOTAL RETURN[2]	1.18%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$19,778

Ratios to average net assets of:

Expenses	0.38%[8]

Net investment income	3.61%[8]
Portfolio turnover rate[7]	114%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree International MidCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Annualized.

See Notes to Financial Statements.

WisdomTree Trust	93

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Quality Dividend Growth Fund	For the Period Ended March 31, 2019	For the Period Ended March 31, 2018	For the Period April 7, 2016* through March 31, 2017
Net asset value, beginning of period	$30.50	$26.14	$24.86
Investment operations:

Net investment income[1]	0.58	0.65	0.73

Net realized and unrealized gain (loss)	(1.95)	4.12	1.02
Total from investment operations	(1.37)	4.77	1.75
Dividends to shareholders:

Net investment income	(0.51)	(0.41)	(0.47)
Net asset value, end of period	$28.62	$30.50	$26.14

TOTAL RETURN[2]	(4.43)%	18.33%	7.12%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$71,541	$24,396	$9,149

Ratios to average net assets of:

Expenses, net of expense waivers	0.38%	0.38%	0.38%[3]

Expenses, prior to expense waivers	0.48%	0.48%	0.48%[3]

Net investment income	2.05%	2.18%	2.97%[3]
Portfolio turnover rate[4]	55%	39%	38%

WisdomTree International SmallCap Dividend Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$75.80	$65.18	$58.98	$59.21	$64.84
Investment operations:

Net investment income[1]	2.19	2.07	1.97	1.64	1.91

Net realized and unrealized gain (loss)	(10.01)	10.76	6.22	(0.31)	(5.67)
Total from investment operations	(7.82)	12.83	8.19	1.33	(3.76)
Dividends to shareholders:

Net investment income	(2.24)	(2.21)	(1.99)	(1.56)	(1.87)
Net asset value, end of year	$65.74	$75.80	$65.18	$58.98	$59.21

TOTAL RETURN[2]	(10.41)%	19.91%	14.24%	2.26%	(5.87)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$1,673,095	$1,940,467	$1,284,036	$1,099,977	$917,778

Ratios to average net assets[5] of:

Expenses[6]	0.58%	0.58%	0.58%	0.58%[7]	0.59%[8]

Net investment income	3.15%	2.83%	3.27%	2.82%	3.16%
Portfolio turnover rate[4]	35%	28%	38%	48%	25%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

94	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$80.93	$66.48	$55.30	$54.09	$50.28
Investment operations:

Net investment income[1]	1.00	1.47	1.11	0.91	0.71

Net realized and unrealized gain (loss)	(12.61)	14.27	11.16	1.00	3.89
Total from investment operations	(11.61)	15.74	12.27	1.91	4.60
Dividends to shareholders:

Net investment income	(1.22)	(1.29)	(1.09)	(0.70)	(0.79)
Net asset value, end of year	$68.10	$80.93	$66.48	$55.30	$54.09

TOTAL RETURN[2]	(14.38)%	23.84%	22.43%	3.51%	9.26%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$616,294	$1,100,591	$475,304	$423,031	$286,651

Ratios to average net assets[3] of:

Expenses[4]	0.58%	0.58%	0.58%	0.58%	0.59%[5]

Net investment income	1.35%	1.94%	1.84%	1.65%	1.40%
Portfolio turnover rate[6]	42%	18%	33%	29%	36%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	95

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of March 31, 2019, the Trust consisted of 76 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund’’)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund’’)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund’’)	June 16, 2006
WisdomTree International High Dividend Fund (“International High Dividend Fund’’)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund’’)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund’’)	June 16, 2006
WisdomTree International Multifactor Fund (“International Multifactor Fund’’)	August 10, 2018
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund’’)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund’’)	June 16, 2006

Each Fund, except for the International Multifactor Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments’’). The International Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in

96	WisdomTree Trust

Notes to Financial Statements (continued)

money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves,

WisdomTree Trust	97

Notes to Financial Statements (continued)

prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing each Fund’s assets:

Europe Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$41,093,026	$—	$—
Rights	3,046	—	—
Investment of Cash Collateral for Securities Loaned	—	969,973	—
Total	$41,096,072	$969,973	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$660,495,453	$—	$—
Rights	186,479	—	—
Exchange-Traded Fund	3,133,558	—	—
Investment of Cash Collateral for Securities Loaned	—	49,222,738	—
Total	$663,815,490	$49,222,738	$—
Unrealized Appreciation on Foreign Currency Contracts	—	3,786	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,242)	—
Total - Net	$663,815,490	$49,225,282	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$177,636,708	$—	$—
Investment of Cash Collateral for Securities Loaned	—	6,169,610	—
Total	$177,636,708	$6,169,610	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(190)	—
Total - Net	$177,636,708	$6,169,420	$—

International Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Japan	$140,839,553	$564,060	$—
Other*	689,230,913	—	—
Rights	—	1,843	—
Exchange-Traded Fund	19,842	—	—
Investment of Cash Collateral for Securities Loaned	—	24,868,219	—
Total	$830,090,308	$25,434,122	$—

98	WisdomTree Trust

Notes to Financial Statements (continued)

International High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$249,547,683	$—	$—
Rights	—	792	—
Exchange-Traded Fund	38,107	—	—
Investment of Cash Collateral for Securities Loaned	—	9,191,247	—
Total	$249,585,790	$9,192,039	$—
Unrealized Appreciation on Foreign Currency Contracts	—	144	—
Unrealized Depreciation on Foreign Currency Contracts	—	(46)	—
Total - Net	$249,585,790	$9,192,137	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$386,164,685	$—	$—
Exchange-Traded Fund	3,850	—	—
Investment of Cash Collateral for Securities Loaned	—	8,974,430	—
Total	$386,168,535	$8,974,430	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(153)	—
Total - Net	$386,168,535	$8,974,277	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Japan	$62,303,963	$333,619	$—
Other*	214,615,606	—	—
Investment of Cash Collateral for Securities Loaned	—	9,936,957	—
Total	$276,919,569	$10,270,576	$—

International Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$19,681,648	$—	$—
Total	$19,681,648	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	46,957	—
Unrealized Depreciation on Foreign Currency Contracts	—	(65,399)	—
Total - Net	$19,681,648	$(18,442)	$—

International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$71,221,190	$—	$—
Investment of Cash Collateral for Securities Loaned	—	851,521	—
Total	$71,221,190	$851,521	$—
Unrealized Appreciation on Foreign Currency Contracts	—	83	—
Total - Net	$71,221,190	$851,604	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,649,307,944	$—	$—
Rights
Singapore	—	24,161	—
Sweden	228,937	—	—
Exchange-Traded Funds	13,198,647	—	—
Foreign Corporate Bond	—	112,540	—
Investment of Cash Collateral for Securities Loaned	—	80,551,752	—
Total	$1,662,735,528	$80,688,453	$—

WisdomTree Trust	99

Notes to Financial Statements (continued)

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Electronic Equipment, Instruments & Components	$33,268,995	$390,222	$—
Other*	574,502,031	—	—
Exchange-Traded Fund	34,314	—	—
Investment of Cash Collateral for Securities Loaned	—	28,042,256	—
Total	$607,805,340	$28,432,478	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(435)	—
Total - Net	$607,805,340	$28,432,043	$—
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.

During the fiscal year or period ended March 31, 2019, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the year or period ended March 31, 2019 and open positions in such derivatives as of March 31, 2019 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at March 31, 2019 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on page 105. At March 31, 2019, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of March 31, 2019, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

As of March 31, 2019, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$3,786	Unrealized depreciation on foreign currency contracts	$1,242
International Dividend ex-Financials Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	190
International High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	144	Unrealized depreciation on foreign currency contracts	46
International LargeCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	153
International Multifactor Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	46,957	Unrealized depreciation on foreign currency contracts	65,399
International Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	83	Unrealized depreciation on foreign currency contracts	—
Japan SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	435

100	WisdomTree Trust

Notes to Financial Statements (continued)

For the fiscal year or period ended March 31, 2019, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Quality Dividend Growth Fund
Foreign exchange contracts	$1,884	$—
Europe SmallCap Dividend Fund
Foreign exchange contracts	(11,038)	(5,182)
International Dividend ex-Financials Fund
Foreign exchange contracts	8,527	341
International Equity Fund
Foreign exchange contracts	63,145	—
International High Dividend Fund
Foreign exchange contracts	43,669	98
International LargeCap Dividend Fund
Foreign exchange contracts	42,200	(560)
International MidCap Dividend Fund
Foreign exchange contracts	58,369	1
International Multifactor Fund[3]
Foreign exchange contracts	113,565	(18,442)
International Quality Dividend Growth Fund
Foreign exchange contracts	(20,081)	61
International SmallCap Dividend Fund
Foreign exchange contracts	225,498	—
Equity contracts	342,345	—
Japan SmallCap Dividend Fund
Foreign exchange contracts	(365,539)	(435)
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts
Equity contracts	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
[3]	For the period August 10, 2018 (commencement of operations) through March 31, 2019.

During the fiscal year or period ended March 31, 2019, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Europe Quality Dividend Growth Fund
Foreign exchange contracts	$14,464	$10,222	$—
Europe SmallCap Dividend Fund
Foreign exchange contracts	372,098	482,360	—
International Dividend ex-Financials Fund
Foreign exchange contracts	5,961	76,783	—
International Equity Fund
Foreign exchange contracts	11,449	106,607	—
International High Dividend Fund
Foreign exchange contracts	61,108	83,322	—
International LargeCap Dividend Fund
Foreign exchange contracts	—	144,932	—

WisdomTree Trust	101

Notes to Financial Statements (continued)

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
International MidCap Dividend Fund
Foreign exchange contracts	$—	$76,380	$—
International Multifactor Fund[1]
Foreign exchange contracts	639,788	7,314,640	—
International Quality Dividend Growth Fund
Foreign exchange contracts	49,500	53,581	—
International SmallCap Dividend Fund
Equity contracts[2]	—	—	6,878,609
Foreign exchange contracts	341,516	161,538	—
Japan SmallCap Dividend Fund
Foreign exchange contracts	—	305,279	—
[1]	For the period August 10, 2018 (commencement of operations) through March 31, 2019.

[2]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or increase (decrease) in unrealized appreciation (depreciation) from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or

102	WisdomTree Trust

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threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the International Multifactor Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Funds, except for the International Multifactor Fund, utilized forward foreign currency contracts (‘‘Forward Contracts’’) primarily to facilitate foreign security settlements. The International Multifactor Fund utilized Forward Contracts to dynamically offset applicable international currency exposure from positions in international equities. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation (depreciation) from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

Futures Contracts — The International SmallCap Dividend Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with its investment objective during the Fund’s annual portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

As of March 31, 2019, there were no open futures contracts in the Funds.

WisdomTree Trust	103

Notes to Financial Statements (continued)

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as total return swap contracts and Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

104	WisdomTree Trust

Notes to Financial Statements (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2019, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Europe Quality Dividend Growth Fund
Securities Lending	$1,039,858	$—	$(1,039,858)[1]	$—	$—	$—	$—	$—
Europe SmallCap Dividend Fund
Securities Lending	59,533,467	—	(59,533,467)[1]	—	—	—	—	—
Foreign Currency Contracts	3,786	(20)	—	3,766	1,242	(20)	—	1,222
International Dividend ex-Financials Fund
Securities Lending	9,092,582	—	(9,092,582)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	190	—	—	190
International Equity Fund
Securities Lending	34,526,658	—	(34,526,658)[1]	—	—	—	—	—
International High Dividend Fund
Securities Lending	11,106,908	—	(11,106,908)[1]	—	—	—	—	—
Foreign Currency Contracts	144	—	—	144	46	—	—	46
International LargeCap Dividend Fund
Securities Lending	10,472,949	—	(10,472,949)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	153	—	—	153
International MidCap Dividend Fund
Securities Lending	17,241,120	—	(17,241,120)[1]	—	—	—	—	—
International Multifactor Fund
Foreign Currency Contracts	46,957	(34,989)	—	11,968	65,399	(34,989)	—	30,410
International Quality Dividend Growth Fund
Securities Lending	1,132,980	—	(1,132,980)[1]	—	—	—	—	—
Foreign Currency Contracts	83	—	—	83	—	—	—	—
International SmallCap Dividend Fund
Securities Lending	197,556,350	—	(197,556,350)[1]	—	—	—	—	—
Japan SmallCap Dividend Fund
Securities Lending	114,242,751	—	(114,242,751)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	435	—	—	435
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other

WisdomTree Trust	105

Notes to Financial Statements (continued)

time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
Europe Quality Dividend Growth Fund	0.58%	—	—
Europe SmallCap Dividend Fund	0.58%	—	—
International Dividend ex-Financials Fund	0.58%	—	—
International Equity Fund	0.48%	—	—
International High Dividend Fund	0.58%	—	—
International LargeCap Dividend Fund	0.48%	—	—
International MidCap Dividend Fund	0.58%	—	—
International Multifactor Fund	0.38%	—	—
International Quality Dividend Growth Fund	0.48%	(0.10)%	July 31, 2019
International SmallCap Dividend Fund	0.58%	—	—
Japan SmallCap Dividend Fund	0.58%	—	—
[1]

WTAM has contractually agreed to waive a portion of its advisory fee by the waiver amount listed per annum based on the average daily net assets through the expiration date listed, unless earlier terminated by the Board of Trustees of the Trust for any reason. The dollar amount of contractual fee waivers are included in “Expense waivers” on the Statements of Operations.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations in “Expense waivers”.

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the fiscal year ended March 31, 2019 are as follows:

Fund	Value at 3/31/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2019	Dividend Income
Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$5,240,125	$25,978,128	$27,558,771	$(583,640)	$57,716	$3,133,558	$170,603
International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$130,035	$4,896,635	$4,843,424	$(170,993)	$(12,253)	$—	$59,420

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Notes to Financial Statements (continued)

Fund	Value at 3/31/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2019	Dividend Income
International Equity Fund
International Dividend ex-Financials Fund	$174	$11,022,019	$10,611,378	$(391,101)	$128	$19,842	$123,854
International High Dividend Fund
International LargeCap Dividend Fund	$267,690	$5,488,279	$5,666,780	$(55,716)	$4,634	$38,107	$36,864
International LargeCap Dividend Fund
International MidCap Dividend Fund	$759,963	$9,859,270	$10,133,004	$(464,811)	$(17,568)	$3,850	$111,388
International MidCap Dividend Fund
Australia Dividend Fund	$42,653	$1,472,903	$1,467,044	$(50,773)	$2,261	$—	$8,250
Japan Hedged Equity Fund	43,912	1,899,267	1,830,484	(113,161)	466	—	23,748
Total	$86,565	$3,372,170	$3,297,528	$(163,934)	$2,727	$—	$31,998
International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$3,899,580	$28,219,661	$23,151,555	$(1,447,466)	$(242,424)	$7,277,796	$511,193
Japan SmallCap Dividend Fund	3,220,099	23,208,578	19,203,224	(860,047)	(444,555)	5,920,851	157,778
Total	$7,119,679	$51,428,239	$42,354,779	$(2,307,513)	$(686,979)	$13,198,647	$668,971
Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$244,988	$57,656,296	$57,197,675	$(648,086)	$(21,209)	$34,314	$121,427

During the fiscal year ended March 31, 2019, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal year ended March 31, 2019, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/(Loss)
Europe Quality Dividend Growth Fund	$9,625,343	$6,026,315	$(793,885)
Europe SmallCap Dividend Fund	31,510,689	36,626,881	(6,152,539)
International Dividend ex-Financials Fund	13,877,676	5,771,492	(818,512)
International Equity Fund	19,610,096	14,525,642	(1,539,871)
International High Dividend Fund	8,417,668	10,417,272	446,180
International LargeCap Dividend Fund	8,293,269	8,297,266	(271,091)
International MidCap Dividend Fund	17,691,021	17,363,998	(2,828,445)
International Quality Dividend Growth Fund	8,339,962	6,172,083	(81,982)
International SmallCap Dividend Fund	63,918,420	69,647,996	(9,894,775)
Japan SmallCap Dividend Fund	31,403,928	32,485,611	(4,111,933)

Related Party Transactions — WTAM or its affiliates may from time to time own shares of a Fund. As of March 31, 2019, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends and Distributions paid to WTAM on Fund Shares held by WTAM
International Equity Fund	125	$6,329	$247
International High Dividend Fund*	—	—	94
International Multifactor Fund	428	10,634	88
International Quality Dividend Growth Fund	169	4,857	165
International SmallCap Dividend Fund	307	20,204	631
Japan SmallCap Dividend Fund	78	5,320	63
*	No shares were held in this Fund by WTAM at the end of the period.

At March 31, 2019, approximately 26% of the International Quality Dividend Growth Fund’s outstanding shares were held by an affiliated fund.

WisdomTree Trust	107

Notes to Financial Statements (continued)

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2019, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year or period ended March 31, 2019 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Europe Quality Dividend Growth Fund	$25,554,748	$25,775,588	$14,219,969	$39,496,745
Europe SmallCap Dividend Fund	560,322,214	481,892,715	6,928,689	457,231,294
International Dividend ex-Financials Fund	74,217,467	75,054,524	7,870,567	18,755,090
International Equity Fund	134,087,232	133,535,859	65,930,459	80,166,387
International High Dividend Fund	69,231,312	70,573,318	—	59,812,303
International LargeCap Dividend Fund	57,093,933	59,087,913	18,245,757	44,285,617
International MidCap Dividend Fund	76,660,607	76,229,088	64,069,837	44,035,230
International Multifactor Fund[1]	10,467,831	10,335,284	21,236,754	2,468,587
International Quality Dividend Growth Fund	33,319,374	31,968,409	59,671,014	9,172,200
International SmallCap Dividend Fund	719,598,852	620,606,138	74,377,168	171,546,169
Japan SmallCap Dividend Fund	475,266,637	401,918,849	227,381,485	599,655,006
[1]	For the period August 10, 2018 (commencement of operations) through March 31, 2019.

6. FEDERAL INCOME TAXES

At March 31, 2019, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Europe Quality Dividend Growth Fund	$43,480,767	$2,693,159	$(4,107,881)	$(1,414,722)	$—	$—	$—	$(1,414,722)
Europe SmallCap Dividend Fund	812,370,997	50,969,352	(150,302,122)	(99,332,770)	3,786	(1,242)	2,544	(99,330,226)
International Dividend ex-Financials Fund	198,033,960	10,584,053	(24,811,695)	(14,227,642)	—	(190)	(190)	(14,227,832)
International Equity Fund	819,937,267	104,605,111	(69,017,948)	35,587,163	—	—	—	35,587,163
International High Dividend Fund	271,482,099	20,756,797	(33,461,067)	(12,704,270)	144	(46)	98	(12,704,172)
International LargeCap Dividend Fund	391,359,336	41,707,182	(37,923,553)	3,783,629	—	(153)	(153)	3,783,476
International MidCap Dividend Fund	275,696,534	30,769,288	(19,275,677)	11,493,611	—	—	—	11,493,611
International Multifactor Fund	18,954,685	915,819	(188,856)	726,963	925	(802)	123	727,086
International Quality Dividend Growth Fund	73,921,907	4,168,155	(6,017,351)	(1,849,196)	83	—	83	(1,849,113)
International SmallCap Dividend Fund	1,661,916,965	240,363,348	(158,856,332)	81,507,016	—	—	—	81,507,016
Japan SmallCap Dividend Fund	705,390,506	26,443,663	(95,596,351)	(69,152,688)	—	(435)	(435)	(69,153,123)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain or loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(deprecation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

108	WisdomTree Trust

Notes to Financial Statements (continued)

At March 31, 2019, the components of accumulated earnings/(loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Depreciation	Total Accumulated Earnings/ (Losses)
Europe Quality Dividend Growth Fund	$54,999	$(5,606,912)	$(1,414,722)	$(5,467)	$(6,972,102)
Europe SmallCap Dividend Fund	1,579,232	(146,576,535)	(99,330,226)	(47,247)	(244,374,776)
International Dividend ex-Financials Fund	543,298	(24,868,169)	(14,227,832)	(9,993)	(38,562,696)
International Equity Fund	3,237,922	(52,713,962)	35,587,163	(48,336)	(13,937,213)
International High Dividend Fund	903,037	(35,293,052)	(12,704,172)	(20,265)	(47,114,452)
International LargeCap Dividend Fund	1,481,388	(41,221,833)	3,783,476	(28,694)	(35,985,663)
International MidCap Dividend Fund	995,843	(9,926,138)	11,493,611	(8,470)	2,554,846
International Multifactor Fund	78,710	(104,751)	727,086	(143)	700,902
International Quality Dividend Growth Fund	229,262	(2,165,868)	(1,849,113)	(2,640)	(3,788,359)
International SmallCap Dividend Fund	9,229,282	(61,931,486)	81,507,016	(71,063)	28,733,749
Japan SmallCap Dividend Fund	6,556,480	(70,268,784)	(69,153,123)	(28,690)	(132,894,117)

The tax character of distributions paid during the fiscal years or period ended March 31, 2019 and March 31, 2018 was as follows:

	Year Ended March 31, 2019		Year Ended March 31, 2018

Fund	Distributions Paid from Ordinary Income*		Distributions Paid from Ordinary Income*
Europe Quality Dividend Growth Fund	$1,768,215		$538,884
Europe SmallCap Dividend Fund	42,589,672		28,824,886
International Dividend ex-Financials Fund	7,765,680		7,674,532
International Equity Fund	32,159,951		24,687,701
International High Dividend Fund	13,212,551		11,744,233
International LargeCap Dividend Fund	16,024,315		12,934,443
International MidCap Dividend Fund	8,622,448		6,153,904
International Multifactor Fund	62,055	[1]	—
International Quality Dividend Growth Fund	1,130,824		213,547
International SmallCap Dividend Fund	57,938,955		49,435,198
Japan SmallCap Dividend Fund	16,060,084		11,126,041
*	Includes short-term capital gains if any.

[1]	For the period August 10, 2018 (commencement of operations) through March 31, 2019.

At March 31, 2019, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the below table. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Capital Loss Available Total
Europe Quality Dividend Growth Fund	$3,614,839	$1,992,073	$5,606,912
Europe SmallCap Dividend Fund	91,947,759	54,628,776	146,576,535
International Dividend ex-Financials Fund	13,669,123	11,199,046	24,868,169
International Equity Fund	10,612,373	42,101,589	52,713,962
International High Dividend Fund	6,375,651	28,917,401	35,293,052
International LargeCap Dividend Fund	10,684,421	30,537,412	41,221,833
International MidCap Dividend Fund	4,192,032	5,734,106	9,926,138
International Multifactor Fund	—	—	—
International Quality Dividend Growth Fund	1,947,644	218,224	2,165,868
International SmallCap Dividend Fund	61,931,486	—	61,931,486
Japan SmallCap Dividend Fund	58,574,381	11,694,403	70,268,784

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

WisdomTree Trust	109

Notes to Financial Statements (continued)

During the fiscal year or period ended March 31, 2019, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Europe Quality Dividend Growth Fund	$—	$—
Europe SmallCap Dividend Fund	—	—
International Dividend ex-Financials Fund	—	—
International Equity Fund	—	—
International High Dividend Fund	—	—
International LargeCap Dividend Fund	—	—
International MidCap Dividend Fund	—	—
International Multifactor Fund[1]	148,507	(43,756)
International Quality Dividend Growth Fund	—	—
International SmallCap Dividend Fund	—	—
Japan SmallCap Dividend Fund	—	—
[1]	For the period August 10, 2018 (commencement of operations) through March 31, 2019.

During the fiscal year or period ended March 31, 2019, the amount of capital loss carryforwards that expired unused are shown in the following table:

Fund	Expired Capital Loss Carryforward
Europe Quality Dividend Growth Fund	$—
Europe SmallCap Dividend Fund	2,102,724
International Dividend ex-Financials Fund	—
International Equity Fund	8,855,174
International High Dividend Fund	7,637,372
International LargeCap Dividend Fund	8,092,071
International MidCap Dividend Fund	11,183,904
International Multifactor Fund[1]	—
International Quality Dividend Growth Fund	—
International SmallCap Dividend Fund	6,365,431
Japan SmallCap Dividend Fund	3,661,232
[1]	For the period August 10, 2018 (commencement of operations) through March 31, 2019.

At March 31, 2019, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Europe Quality Dividend Growth Fund	$(1,661,500)	$1,661,500
Europe SmallCap Dividend Fund	(56,460,921)	56,460,921
International Dividend ex-Financials Fund	(974,783)	974,783
International Equity Fund	(14,277,146)	14,277,146
International High Dividend Fund	923,185	(923,185)
International LargeCap Dividend Fund	(3,115,538)	3,115,538
International MidCap Dividend Fund	(652,358)	652,358
International Multifactor Fund	(280,809)	280,809
International Quality Dividend Growth Fund	(994,678)	994,678
International SmallCap Dividend Fund	(61,389,238)	61,389,238
Japan SmallCap Dividend Fund	(82,480,581)	82,480,581

The differences are primarily due to redemptions-in-kind, foreign currency transactions, investments in passive foreign investment companies, expiration of capital loss carryforwards and foreign capital gains taxes.

110	WisdomTree Trust

Notes to Financial Statements (concluded)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year or period ended March 31, 2019, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2019, remains subject to examination by taxing authorities.

7. RECENT ACCOUNTING PRONOUNCEMENTS

On August 17, 2018, the SEC voted to adopt “Disclosure Update and Simplification” amendments to certain of its disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other SEC disclosure requirements, GAAP, or changes in the information environment. The SEC will also be referring certain SEC disclosure requirements that overlap with, but require information incremental to, GAAP to the FASB for potential incorporation into GAAP. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. These amendments became effective on November 5, 2018 (30 days after their publication in the Federal Register). WTAM has evaluated these amendments and determined that there is no significant impact on the Trust’s financial statements. All applicable amendments have been incorporated into the Trust’s financial statements and related disclosures. The specific amendments incorporated into the Trust’s financial statements pertain to (i) the amendment requiring the presentation of the distributable earnings in total on the Statements of Assets and Liabilities, rather than showing the 3 components of distributable earnings (i.e., (1) undistributed (distributions in excess of) net investment income, (2) accumulated net realized gain (loss) on investments and (3) net unrealized appreciation (depreciation) on investments, and (ii) the amendment requiring the presentation of distributions to shareholders in total on the Statements of Changes in Net Assets, except for tax return of capital distributions, which shall continue to be disclosed separately.

On August 28, 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 includes removals, additions and modifications to the disclosure requirements for fair value measurements that are intended to improve the effectiveness of disclosures in the notes to financial statements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this ASU and delay adoption of the additional disclosures until their effective date. WTAM has evaluated ASU 2018-13 and has adopted the disclosure framework for the Trust’s financial statements.

8. ADDITIONAL INFORMATION

The Board of Trustees, after careful consideration, approved the liquidation of the WisdomTree Australia Dividend Fund.

The last day of secondary market trading of shares of the Fund on its respective exchange was March 14, 2019. Shareholders were able to sell Fund shares through a broker in the standard manner through this date. Customary brokerage charges may have applied to such transactions. The Fund was closed to new investors after the close of business on March 14, 2019.

Beginning on or about this date, the Fund was in the process of liquidating its portfolio assets. This caused the Fund to increase its cash holdings and deviate from the investment objective and strategies stated in its prospectus.

Shareholders that remained in the Fund had their shares automatically redeemed and received cash in an amount equal to the net asset value of their shares as of the close of business on March 22, 2019 and were not charged any transaction fees by the Fund. This amount included any accrued capital gains and dividends.

Whether an investor sold their shares or were automatically redeemed, an investor generally would have recognized a capital gain (or loss) equal to the amount received above (or below) their adjusted cost basis in such shares.

WisdomTree Trust	111

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree Europe SmallCap Dividend Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International Equity Fund, WisdomTree International High Dividend Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Europe Quality Dividend Growth Fund, WisdomTree International Multifactor Fund and WisdomTree International Quality Dividend Growth Fund and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree Europe SmallCap Dividend Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International Equity Fund, WisdomTree International High Dividend Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Europe Quality Dividend Growth Fund, WisdomTree International Multifactor Fund and WisdomTree International Quality Dividend Growth Fund (collectively referred to as the “Funds”), (eleven of the funds constituting WisdomTree Trust (the “Trust”)) including the schedules of investments, as of March 31, 2019, and the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the funds constituting WisdomTree Trust) at March 31, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights

WisdomTree Europe SmallCap Dividend Fund

WisdomTree International Dividend ex-Financials Fund

WisdomTree International Equity Fund

WisdomTree International High Dividend Fund

WisdomTree International LargeCap Dividend Fund

WisdomTree International MidCap Dividend Fund

WisdomTree International SmallCap Dividend Fund

WisdomTree Japan SmallCap Dividend Fund

	For the year ended March 31, 2019	For each of the two years in the period ended March 31, 2019	For each of the five years in the period ended March 31, 2019
WisdomTree Europe Quality Dividend Growth Fund	For the year ended March 31, 2019	For each of the two years in the period ended March 31, 2019	For each of the four years in the period ended March 31, 2019 and the period from May 7, 2014 (commencement of operations) through March 31, 2015
WisdomTree International Multifactor Fund	For the year ended March 31, 2019	For the period from August 10, 2018 (commencement of operations) through March 31, 2019
WisdomTree International Quality Dividend Growth Fund	For the year ended March 31, 2019	For each of the two years in the period ended March 31, 2019	For each of the two years in the period ended March 31, 2019 and the period from April 7, 2016 (commencement of operations) through March 31, 2017

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities

112	WisdomTree Trust

Report of Independent Registered Public Accounting Firm (concluded)

owned as of March 31, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, NY

May 23, 2019

WisdomTree Trust	113

Trustees and Officers Information (unaudited)

The Board of Trustees is responsible for overseeing the management and affairs of the Funds and the Trust. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 245 Park Avenue, 35th Floor, New York, NY 10167.

Independent Trustees

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer*	Other Directorships Held by Trustee During the Past 5 Years
David G. Chrencik^ (1948)	Trustee, 2014-present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	76	Trustee, Vericimetry Funds (2011 to 2014).

Joel Goldberg#† (1945)	Trustee, 2012-present	Attorney, Partner, Stroock & Stroock & Lavan LLP from 2010 to 2018; Attorney, Partner at Willkie Farr & Gallagher LLP from 2006 to 2010.	76	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid-Hudson Region).

Toni Massaro† (1955)	Trustee, 2006-present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	76	None

Melinda A. Raso Kirstein‡ (1955)	Trustee, 2014-present	Retired since 2004, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	76	Associate Alumnae of Douglass College, Chair of Investment Committee.

Victor Ugolyn (1947)	Trustee, 2006-present; Chairman of the Board of Trustees, 2006-present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	76	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame (2001-2016).

*	As of March 31, 2019.

^	Chair of the Audit Committee.

#	Chair of the Contracts Review Committee.

†	Co-Chair of the Governance, Nominating and Compliance Committee.

‡	Chair of the Investment Committee.

114	WisdomTree Trust

Trustees and Officers Information (unaudited) (concluded)

Interested Trustee and Officers

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer*	Other Directorships Held by Trustee During the Past 5 Years
Jonathan Steinberg** (1964)	Trustee, 2005-present; President, 2005-present	President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. since 2012; Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. since 2005.	76	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.

David Castano** (1971)	Treasurer, 2013-present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2011.	76	None

Terry Jane Feld** (1960)	Chief Compliance Officer, 2012-present	Chief Compliance Officer, WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011.	76	None

Ryan Louvar** (1972)	Secretary and Chief Legal Officer, 2013-present	General Counsel, WisdomTree Asset Management, Inc. since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	76	None

Joanne Antico** (1975)	Assistant Secretary, 2018-present	Assistant General Counsel, WisdomTree Asset Management, Inc. since 2016; Executive Director and Assistant Secretary, Morgan Stanley Investment Management Inc., 2005 to 2016.	76	None

Clint Martin** (1977)	Assistant Treasurer, 2015-present	Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2012.	76	None

*	As of March 31, 2019.

**	Elected by and serves at the pleasure of the Board.

WisdomTree Trust	115

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year ended March 31, 2019, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2020.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year or period ended March 31, 2019, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Europe Quality Dividend Growth Fund	$1,631,726
Europe SmallCap Dividend Fund	36,376,930
International Dividend ex-Financials Fund	6,891,264
International Equity Fund	27,222,880
International High Dividend Fund	10,854,636
International LargeCap Dividend Fund	13,548,771
International MidCap Dividend Fund	7,799,872
International Multifactor Fund[1]	62,055
International Quality Dividend Growth Fund	1,130,824
International SmallCap Dividend Fund	55,330,867
Japan SmallCap Dividend Fund	16,060,084
[1]	For the period August 10, 2018 (commencement of operations) through March 31, 2019.

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year or period ended March 31, 2019. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Europe Quality Dividend Growth Fund	$1,652,229	$156,756
Europe SmallCap Dividend Fund	37,406,365	3,519,984
International Dividend ex-Financials Fund	7,109,502	462,607
International Equity Fund	29,376,122	2,046,689
International High Dividend Fund	11,656,398	792,960
International LargeCap Dividend Fund	14,485,036	1,016,160
International MidCap Dividend Fund	8,699,991	579,950
International Multifactor Fund[1]	198,933	14,780
International Quality Dividend Growth Fund	1,366,933	92,682
International SmallCap Dividend Fund	62,119,782	5,325,636
Japan SmallCap Dividend Fund	18,708,923	1,860,153
[1]	For the period August 10, 2018 (commencement of operations) through March 31, 2019.

116	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds will cease filing Form N-Q and will commence filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters will contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust	117

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.
Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit size aggregations of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-2276

WisdomTree Trust

Annual Report

March 31, 2019

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the WisdomTree Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, annual and semi-annual shareholder reports will be available on the WisdomTree Funds’ website (www.wisdomtree.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker dealer or bank).

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Market Environment Overview (unaudited)

Emerging markets (“EM”) assets experienced substantial volatility over the fiscal year ended March 31, 2019 (the “period”). EM equities, as measured by the MSCI Emerging Markets Index, returned -1.80% in local currency terms and -7.28% in U.S. dollar terms over the period. For much of the period, broad strength in the U.S. dollar hurt foreign EM currencies. Argentina and Turkey experienced even greater negative performance due to political and economic shocks. The Argentine peso weakened 53.51% versus the U.S. dollar during the period. A sharp contraction in Argentinian economic activity in the fourth quarter of 2018 combined with rampant inflation, high unemployment, and a large fiscal deficit sunk the Argentine peso, despite a sizeable financial support program from the International Monetary Fund. The Turkish lira declined 29.25% versus the U.S. dollar as the Turkish economy entered a recession in late 2018 and foreign investors weighed concerns over the country’s political and economic instability. Rising debt burdens and subsequent bankruptcies led the Turkish lira lower over the period, alongside a meaningful increase in borrowing costs and persistently high inflation.

Moderating global economic growth and trade also weighed on EM equity and currency performance in the period. Signals of a slowdown in China were a meaningful headwind on EM equity returns at the end of 2018 as China’s gross domestic product (“GDP”) growth slowed to a level last experienced in 2009. The country’s manufacturing activity contracted while trade activity also provided evidence of the negative impact from the U.S.-China trade dispute. Economic stimulus implemented by the Chinese government and easing trade tensions drove a rebound in Chinese equities in the first quarter of 2019; although, uncertainty around the ultimate resolution between the U.S. and China continues to loom over EM equities.

Additionally, many EM countries have economies heavily reliant on the performance of the energy market. One of the biggest drivers of negative performance and heightened volatility of EM currencies was the drop in oil prices in late 2018, followed by a recovery in the first quarter of 2019. The price of crude oil futures dropped 40% in the fourth quarter of 2018 due to oversupply and later recovered 32% in early 2019 on a cut in global production.

In contrast, lower oil prices benefit net importing economies, like India, which boasted a +7.0% GDP growth rate in 2018. Lower oil import prices helped to moderate inflationary pressures in India in 2018, leading the Reserve Bank of India to cut its lending rate in the first quarter of 2019 for the first time since August 2017.

The developed international equity market, as measured by the MSCI EAFE Index, returned +3.01% in local currency terms and -3.55% in U.S. dollar terms for the fiscal year ended March 31, 2019. Positive returns in local currency terms and negative performance in U.S. dollar terms was driven by broad strengthening of the U.S. dollar during the period. During the fiscal year, the U.S. dollar strengthened +8.73% vs. the Euro, +7.00% vs. British pound, and +4.01% vs. the Japanese yen.

Developed international equities experienced a market correction (in both local and U.S. dollar terms) in the fourth quarter of 2018, followed by a relief rally in the first quarter of 2019. Key drivers of negative returns through 2018 included: uncertainty surrounding the withdrawal of the United Kingdom from the European Union, a marked slowdown in economic growth in the Eurozone, natural disasters in Japan, and global trade disputes. Importantly, major Eurozone economies, including Germany and France, were a significant drag on Eurozone growth during this time period. German and French GDP both grew 1.5% in 2018. This marked the slowest annual GDP growth rate for Germany since 2013, while purchasing managers’ index survey data slipped into contractionary territory, and the yield on the nation’s 10-year government bond turned negative.

During the fiscal year, the European Central Bank announced the end of its quantitative easing program while the Japanese monetary policy remained ultra-accommodative with a near zero 10-year yield. Measures taken by the European Central Bank to stimulate private sector bank lending and more positive news flow on the U.S.-China trade and economic growth helped fuel the rebound in European equities in the first quarter of

WisdomTree Trust	1

Market Environment Overview (unaudited) (concluded)

2019. Japan equities also recovered in early 2019 despite weakening export and production levels, resulting from dwindling demand from China, as well as the absence of price inflation. Although developed world equities have rallied, the global macroeconomic backdrop remains a key risk to equity performance in many of these nations.

2	WisdomTree Trust

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 to March 31, 2019. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	3

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

Sector Breakdown†

Sector	% of Net Assets
Financials	21.3%
Information Technology	19.2%
Materials	12.9%
Communication Services	10.1%
Energy	7.9%
Industrials	6.0%
Consumer Discretionary	5.8%
Consumer Staples	5.8%
Utilities	5.0%
Real Estate	4.2%
Health Care	1.4%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Samsung Electronics Co., Ltd.	7.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.1%
BHP Group Ltd.	3.6%
China Mobile Ltd.	2.5%
Singapore Telecommunications Ltd.	2.1%
China Construction Bank Corp., Class H	2.0%
China Petroleum & Chemical Corp., Class H	1.9%
Commonwealth Bank of Australia	1.9%
Westpac Banking Corp.	1.5%
CNOOC Ltd.	1.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Asia Pacific ex-Japan Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies in the Asia Pacific ex-Japan region. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 1.55% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Hong Kong contributed most positively to performance, while its position in South Korea contributed most negatively to performance. Additionally, the Fund’s positions in Real Estate contributed the most to performance, while its positions in Information Technology contributed negatively. In 2018, due to the heightened risks of a U.S.- China trade war, Asian large-cap equities suffered a considerable loss. However, the first quarter of 2019 saw significant positive returns due to Chinese market’s rebound. The Fund’s combined weight in Hong Kong and China, of approximately 29%, contributed to the Fund’s 10.01% gain (based on NAV) in the first quarter of 2019. The strengthening of the U.S. dollar in 2018 also made Asian currencies vulnerable, which lowered Asian equity performance further.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,005.00	0.48%	$2.40
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	1.55%	9.58%	4.11%	10.01%
Fund Market Price Returns	0.56%	9.75%	4.09%	9.95%
WisdomTree Pacific ex-Japan Dividend/Asia Pacific ex-Japan Spliced Index[1]	2.28%	10.28%	4.66%	10.80%
MSCI Pacific ex-Japan/MSCI AC Asia Pacific ex-Japan Spliced Index[2]	-3.50%	11.25%	5.30%	11.24%
[1]	WisdomTree Pacific ex-Japan Dividend Index through June 17, 2011; WisdomTree Asia Pacific ex-Japan Index thereafter.

[2]	MSCI Pacific ex-Japan Index through June 17, 2011; MSCI AC Asia Pacific ex-Japan Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	29.3%
Communication Services	22.2%
Financials	13.8%
Health Care	7.7%
Real Estate	7.1%
Information Technology	6.8%
Consumer Staples	5.4%
Industrials	4.9%
Materials	1.7%
Utilities	0.8%
Energy	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Tencent Holdings Ltd.	11.8%
Alibaba Group Holding Ltd., ADR	11.8%
Baidu, Inc., ADR	5.0%
Ping An Insurance Group Co. of China Ltd., Class A	4.9%
Ping An Insurance Group Co. of China Ltd., Class H	3.9%
JD.com, Inc., ADR	2.5%
China Minsheng Banking Corp., Ltd., Class A	1.9%
NetEase, Inc., ADR	1.8%
Yum China Holdings, Inc.	1.7%
Ctrip.com International Ltd., ADR	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree China ex-State-Owned Enterprises Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in Chinese companies that are not state-owned enterprises, which is defined as government ownership of greater than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -9.91% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s positions in Utilities contributed the most to performance, while its positions in Information Technology contributed most negatively. In 2018, due to the heightened risks of a U.S.- China trade war and global economy slowdown, Chinese equities suffered a considerable loss. The strengthening of the U.S. dollar in 2018 also made Chinese yuan vulnerable, which further elevated Chinese equity losses. The overall risky economic condition in the latter half of 2018 resulted in a -26.36% Chinese market loss, as measured by the Index. While the Chinese market rebounded 26.60% in the first quarter of 2019, as measured by the Index, as the U.S.-China trade deal started to make progress. However, the decline trend in 2018 led to an overall negative return for the fiscal year.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,084.20	0.32%[1]	$1.66
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	0.32%[1]	$1.61
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% through July 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-9.91%	19.79%	11.13%	8.81%
Fund Market Price Returns	-10.60%	20.18%	11.18%	8.69%
WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index[2]	-11.88%	19.17%	11.54%	9.14%
MSCI China Index	-6.23%	15.95%	9.43%	8.76%
FTSE China 50 Index	-2.24%	12.82%	7.79%	6.98%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 19, 2012.

[2]	WisdomTree China Dividend ex-Financials Index through June 30, 2015; WisdomTree China ex-State-Owned Enterprises Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	25.4%
Consumer Staples	22.9%
Information Technology	16.3%
Communication Services	14.0%
Financials	8.1%
Real Estate	5.8%
Health Care	3.4%
Utilities	2.1%
Materials	1.0%
Energy	0.7%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Tencent Holdings Ltd.	2.5%
Naspers Ltd., Class N	2.3%
Samsung Electronics Co., Ltd.	2.3%
Alibaba Group Holding Ltd., ADR	2.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.0%
MercadoLibre, Inc.	1.6%
Titan Co., Ltd.	0.8%
Cia Cervecerias Unidas S.A.	0.8%
Fomento Economico Mexicano S.A.B. de C.V.	0.8%
CP ALL PCL, NVDR	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Consumer Growth Fund (the ‘‘Fund’’) seeks income and capital appreciation. Prior to October 26, 2018, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Consumer Growth Index. In seeking to track the Index, the Fund invests in companies in the consumer and non-consumer sectors that exemplify growth trends in emerging market consumers and their local economies. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -12.66% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Argentina contributed most positively to performance, while its position in South Africa contributed most negatively to performance. In 2018, due to the heightened risks of a U.S.- China trade war and global economy slowdown, emerging market equities suffered a considerable loss. The strengthening of the U.S. dollar in 2018 also made emerging market currencies vulnerable, which further elevated emerging market equity losses. In addition, South Africa experienced recession in 2018 with a drop in GDP by 0.7%, which also negatively impacted the Fund’s return.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,044.90	0.32%[1]	$1.63
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	0.32%[1]	$1.61
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% through July 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-12.66%	5.28%	0.42%	0.26%
Fund Market Price Returns	-13.48%	5.79%	0.55%	0.29%
MSCI Emerging Markets Index	-7.41%	10.68%	3.68%	3.36%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 27, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	18.9%
Information Technology	16.2%
Financials	16.1%
Communication Services	14.7%
Consumer Staples	7.7%
Materials	6.7%
Energy	6.4%
Industrials	5.0%
Health Care	4.1%
Real Estate	2.8%
Utilities	1.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Tencent Holdings Ltd.	8.1%
Alibaba Group Holding Ltd., ADR	7.3%
Samsung Electronics Co., Ltd.	4.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.3%
Naspers Ltd., Class N	2.1%
Reliance Industries Ltd., GDR	2.1%
Lukoil PJSC, ADR	2.0%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%
Ping An Insurance Group Co. of China Ltd., Class A	1.6%
Baidu, Inc., ADR	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in emerging market companies that are not state-owned enterprises, which is defined as government ownership of more than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -8.64% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Russia contributed most positively to performance, while its position in Hong Kong contributed most negatively to performance. Additionally, the Fund’s positions in Energy contributed the most to performance, while its positions in Health Care contributed most negatively. In 2018, due to the heightened risks of a U.S.- China trade war and global economy slowdown, emerging market equities suffered a considerable loss. The strengthening of the U.S. dollar in 2018 also made emerging market currencies vulnerable, which further elevated emerging market equity losses. Ex-State-Owned enterprises were especially impacted by the slowdown without governments’ support.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,023.70	0.32%[1]	$1.61
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	0.32%[1]	$1.61
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% through July 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-8.64%	11.57%	5.48%
Fund Market Price Returns	-9.48%	11.81%	5.70%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index	-8.39%	12.26%	6.67%
MSCI Emerging Markets Index	-7.41%	10.68%	4.70%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 10, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

Sector Breakdown†

Sector	% of Net Assets
Financials	21.3%
Energy	18.0%
Materials	15.1%
Communication Services	10.4%
Information Technology	10.4%
Consumer Discretionary	5.9%
Utilities	4.7%
Consumer Staples	4.6%
Real Estate	4.3%
Industrials	4.2%
Health Care	0.8%
Investment Company	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
China Mobile Ltd.	2.9%
China Construction Bank Corp., Class H	2.8%
Lukoil PJSC, ADR	2.8%
Tatneft PJSC, ADR	2.8%
MMC Norilsk Nickel PJSC, ADR	2.7%
Gazprom PJSC, ADR	2.3%
China Petroleum & Chemical Corp., Class H	2.2%
Sberbank of Russia PJSC, ADR	2.1%
Industrial & Commercial Bank of China Ltd., Class H	2.0%
Nan Ya Plastics Corp.	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets High Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High Dividend Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the emerging markets region. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -3.51% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Hong Kong contributed most positively to performance, while its position in South Africa contributed most negatively to performance. Additionally, the Fund’s positions in Energy contributed the most to performance, while its positions in Health Care contributed most negatively. In 2018, due to the heightened risks of a U.S.-China trade war and global economy slowdown, emerging market equities suffered a considerable loss. The strengthening of the U.S. dollar in 2018 also made emerging market currencies vulnerable, which further elevated emerging market equity losses. While the Chinese market rebounded in the first quarter of 2019, South Africa, India, and Brazil did not generate large positive returns. The augmented risks in emerging markets contributed to the negative return during the fiscal year.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,004.00	0.63%	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%	$3.18

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-3.51%	12.03%	1.82%	7.72%
Fund Market Price Returns	-4.25%	12.31%	1.94%	7.62%
WisdomTree Emerging Markets High Dividend Index	-2.84%	12.79%	2.71%	8.85%
MSCI Emerging Markets Index	-7.41%	10.68%	3.68%	8.94%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.6%
Information Technology	15.0%
Communication Services	9.8%
Industrials	9.4%
Materials	9.3%
Energy	9.0%
Consumer Discretionary	7.8%
Consumer Staples	6.3%
Health Care	3.7%
Utilities	3.7%
Real Estate	2.9%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
IRB Brasil Resseguros S.A.	1.5%
Samsung Electronics Co., Ltd.	1.4%
SK Hynix, Inc.	1.4%
Sul America S.A.	1.3%
Samsung SDS Co., Ltd.	1.3%
Bank of Communications Co., Ltd., Class H	1.2%
China CITIC Bank Corp., Ltd., Class H	1.1%
SK Telecom Co., Ltd.	1.1%
HCL Technologies Ltd.	1.1%
China Cinda Asset Management Co., Ltd., Class H	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Multifactor Fund (the ‘‘Fund’’) seeks capital appreciation, by investing in equity securities of emerging markets countries with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

The Fund returned -3.52% at net asset value (“NAV”) for the fiscal period ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Brazil contributed most positively to performance, while its position in Taiwan contributed most negatively to performance. In 2018, due to the heightened risks of a U.S.- China trade war and global economy slowdown, emerging market equities suffered a considerable loss. The strengthening of the U.S. dollar in 2018 also made emerging market currencies vulnerable, which further elevated emerging market equity losses. While the Fund’s tilt towards high value and high quality, low volatility and low correlation equities provided a buffer for the loss, the Fund nevertheless had negative returns in the past fiscal period.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$963.60	0.48%	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42

Performance

Cumulative Total Return

Since Inception[1]
Fund NAV Returns	-3.52%
Fund Market Price Returns	-2.36%
MSCI Emerging Markets Index	0.67%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 10, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	17.0%
Financials	13.1%
Consumer Discretionary	13.0%
Consumer Staples	11.6%
Materials	9.4%
Industrials	8.0%
Energy	7.5%
Communication Services	7.2%
Real Estate	5.9%
Health Care	4.0%
Utilities	3.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Tencent Holdings Ltd.	3.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.8%
Samsung Electronics Co., Ltd.	2.7%
Ping An Insurance Group Co. of China Ltd., Class H	1.1%
Reliance Industries Ltd.	1.0%
China Mobile Ltd.	1.0%
Infosys Ltd.	0.8%
Sberbank of Russia PJSC, ADR	0.8%
Lukoil PJSC, ADR	0.8%
SK Hynix, Inc.	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Quality Dividend Growth Fund (the ‘‘Fund’’) seeks income and capital appreciation by investing in dividend-paying companies with growth characteristics in the emerging markets region. Prior to October 26, 2018, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Quality Dividend Growth Index.

The Fund returned -5.79% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in China contributed most positively to performance, while its position in South Africa contributed most negatively to performance. In 2018, due to the heightened risks of a U.S.- China trade war and global economy slowdown, emerging market equities suffered a considerable loss. The strengthening of the U.S. dollar in 2018 also made emerging market currencies vulnerable, which further elevated emerging market equity losses. While the Chinese market rebounded in the first quarter of 2019, South Africa, India, and Brazil did not generate large positive returns. The augmented global equity risks overshadowed by the U.S.-China trade war contributed to the overall negative return of the Fund during the year.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,036.90	0.32%[1]	$1.63
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	0.32%[1]	$1.61
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% through July 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-5.79%	8.16%	2.41%	2.07%
Fund Market Price Returns	-5.62%	8.49%	2.63%	1.84%
MSCI Emerging Markets Index	-7.41%	10.68%	3.68%	4.20%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on August 1, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	18.3%
Real Estate	14.2%
Consumer Discretionary	13.2%
Industrials	12.7%
Financials	10.3%
Materials	9.4%
Consumer Staples	6.1%
Utilities	6.0%
Communication Services	4.5%
Health Care	2.6%
Energy	2.3%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Guangzhou R&F Properties Co., Ltd., Class H	1.4%
Transmissora Alianca de Energia Eletrica S.A.	1.1%
Moneta Money Bank AS	0.7%
Yuzhou Properties Co., Ltd.	0.7%
Foschini Group Ltd. (The)	0.7%
Yuexiu Property Co., Ltd.	0.6%
Wistron Corp.	0.6%
Truworths International Ltd.	0.6%
SPAR Group Ltd. (The)	0.6%
Telkom S.A. SOC Ltd.	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the emerging markets region. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -8.40% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Mexico contributed most positively to performance, while its position in South Africa contributed most negatively to performance. Additionally, the Fund’s positions in Communication Services contributed the most to performance, while its positions in Consumer Discretionary contributed most negatively. In 2018, due to the heightened risks of a U.S.- China trade war and global economy slowdown, emerging market equities suffered a considerable loss. The strengthening of the U.S. dollar in 2018 also made emerging market currencies vulnerable, which further increased emerging market equity losses. The relative high volatility of small-cap equities subjected them to more negative returns as the global markets fluctuated.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,033.50	0.63%	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%	$3.18

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-8.40%	11.28%	3.57%	10.23%
Fund Market Price Returns	-9.26%	11.47%	3.54%	10.27%
WisdomTree Emerging Markets SmallCap Dividend Index	-7.49%	12.17%	4.59%	11.59%
MSCI Emerging Markets Small Cap Index	-12.42%	5.95%	1.76%	10.37%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	18.3%
Industrials	16.5%
Consumer Discretionary	13.2%
Consumer Staples	12.1%
Health Care	11.1%
Communication Services	10.8%
Materials	6.3%
Financials	4.9%
Real Estate	4.8%
Energy	1.0%
Utilities	0.5%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
British American Tobacco PLC	6.0%
Telenor ASA	5.0%
Tokyo Electron Ltd.	3.9%
Atlas Copco AB, Class A	3.3%
Safran S.A.	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.7%
CSL Ltd.	2.6%
ASML Holding N.V.	2.5%
adidas AG	2.3%
Galaxy Entertainment Group Ltd.	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Dividend Growth Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in developed and emerging equity markets, ex-U.S. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -3.65% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Norway contributed most positively to performance, while its position in United Kingdom contributed most negatively to performance. In 2018, due to the global economy slowdown, global equities suffered a considerable loss. The Fund’s position in United Kingdom generated negative returns because of the uncertainty surrounding the withdrawal of the United Kingdom from the European Union. However, the Fund’s tilt towards high quality and high dividend yield growth companies provided a buffer to the loss.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$978.70	0.58%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-3.65%	8.00%	3.62%	7.30%
Fund Market Price Returns	-3.83%	8.41%	3.78%	7.13%
WisdomTree Japan Equity Income/Global ex-U.S. Quality Dividend Growth Spliced Index[1]	-2.94%	8.84%	4.32%	8.07%
MSCI Japan Value/MSCI AC World ex-USA Growth Spliced Index[2]	-3.05%	8.42%	4.01%	9.63%
[1]	WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree Global ex-U.S. Quality Dividend Growth Index thereafter.

[2]	MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-USA Growth Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

Sector Breakdown†

Sector	% of Net Assets
Real Estate Management & Development	53.7%
Equity Real Estate Investment Trusts (REITs)	46.0%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).
‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Sun Hung Kai Properties Ltd.	4.6%
Henderson Land Development Co., Ltd.	2.8%
Unibail-Rodamco-Westfield	2.3%
Scentre Group	2.1%
Link REIT	2.0%
Vonovia SE	2.0%
New World Development Co., Ltd.	1.8%
Klepierre S.A.	1.8%
Swire Properties Ltd.	1.7%
Daiwa House Industry Co., Ltd.	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Real Estate Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying companies in the Real Estate sector in developed and emerging equity markets, ex-U.S. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 4.51% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Hong Kong contributed most positively to performance, while its position in Netherlands contributed most negatively to performance. Additionally, the Fund’s positions in Real Estate contributed the most to performance, while its positions in Industrials contributed most negatively. The first quarter of 2019 saw significant positive returns due to the Chinese market’s rebound. In 2018 however, due to the heightened risks of a U.S.- China trade war, global equities suffered a considerable loss. The Fund’s focus on investing in value companies in the Real Estate sector mitigated some losses as the global market experienced a large decline. The exposure to global dividend yielding Real Estate companies contributed to the positive gains.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,097.80	0.58%	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	4.51%	11.68%	8.45%	13.53%
Fund Market Price Returns	4.19%	11.66%	8.53%	13.40%
WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index[1]	4.86%	11.99%	8.71%	13.84%
Dow Jones Global ex-U.S. Select Real Estate Securities Index	3.75%	3.98%	3.87%	12.01%
[1]	WisdomTree International Real Estate Index through June 17, 2011; WisdomTree Global ex-U.S. Real Estate Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree Global High Dividend Fund (DEW)

Sector Breakdown†

Sector	% of Net Assets
Financials	16.9%
Energy	12.8%
Consumer Staples	12.3%
Communication Services	10.0%
Utilities	9.0%
Real Estate	8.0%
Health Care	7.8%
Information Technology	7.6%
Consumer Discretionary	5.8%
Industrials	5.0%
Materials	4.3%
Investment Company	0.1%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Exxon Mobil Corp.	3.0%
AT&T, Inc.	2.8%
Verizon Communications, Inc.	2.4%
Procter & Gamble Co. (The)	2.1%
Chevron Corp.	2.0%
Pfizer, Inc.	1.7%
Philip Morris International, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Coca-Cola Co. (The)	1.5%
Intel Corp.	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global High Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High Dividend Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in high-dividend- yielding companies in the U.S. and in developed and emerging equity markets. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 3.59% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Hong Kong contributed most positively to performance, while its position in Germany contributed most negatively to performance. Additionally, the Fund’s positions in Health Care contributed the most to performance, while its positions in Financials contributed most negatively. The first quarter of 2019 saw significant positive returns due to the Chinese market’s rebound. In 2018 however, due to the heightened risks of a U.S.- China trade war, global equities suffered a considerable loss. The Fund’s focus on investing in value companies mitigated some losses as the global market experienced a large decline. The exposure to global high dividend yielding companies contributed to the positive gains.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,002.40	0.58%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	3.59%	7.97%	3.23%	10.09%
Fund Market Price Returns	3.33%	8.05%	3.29%	10.02%
WisdomTree Europe Equity Income/Global High Dividend Spliced Index[1]	3.27%	7.84%	3.10%	10.12%
MSCI Europe Value/MSCI AC World Spliced Index[2]	2.60%	10.67%	6.45%	12.85%
[1]	WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global High Dividend Index thereafter.

[2]	MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

Sector Breakdown†

Sector	% of Net Assets
Financials	24.2%
Energy	19.8%
Information Technology	15.6%
Materials	11.3%
Consumer Discretionary	7.8%
Industrials	5.3%
Utilities	5.2%
Consumer Staples	4.3%
Health Care	4.1%
Communication Services	1.6%
Real Estate	1.3%
Other Assets less Liabilities‡	-0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Reliance Industries Ltd.	9.9%
Housing Development Finance Corp., Ltd.	8.4%
Infosys Ltd.	7.3%
Tata Consultancy Services Ltd.	3.1%
Indian Oil Corp., Ltd.	2.5%
ICICI Bank Ltd.	2.4%
Oil & Natural Gas Corp., Ltd.	2.3%
Vedanta Ltd.	1.9%
HCL Technologies Ltd.	1.8%
Bharat Petroleum Corp., Ltd.	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree India Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in profitable companies in the Indian equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 2.89% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s positions in Information Technology contributed the most to performance, while its positions in Consumer Discretionary contributed most negatively. In the fourth quarter of 2018, India’s economy suffered a slowdown when its GDP decreased from 8.2% to 7.2%. The Indian rupee also depreciated in the fourth quarter of 2018. Against this general economic backdrop, the Fund had a return of -3.44% (based on NAV) through the fourth quarter of 2018. However, in the first quarter of 2019, as the global environment became “risk on”, the Fund generated a 6.55% return (based on NAV).

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,097.60	0.85%	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	2.89%	11.90%	7.90%	10.12%
Fund Market Price Returns	1.72%	11.78%	7.92%	10.11%
WisdomTree India Earnings Index	3.31%	13.22%	9.17%	11.47%
MSCI India Index	6.75%	11.69%	7.87%	11.59%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

Sector Breakdown†

Sector	% of Net Assets
Financials	57.5%
Communication Services	12.0%
Materials	7.8%
Real Estate	7.1%
Industrials	6.6%
Energy	2.7%
Utilities	1.6%
Consumer Staples	1.6%
Consumer Discretionary	1.4%
Health Care	0.2%
Other Assets less Liabilities‡	1.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Qatar National Bank QPSC	7.5%
Al Rajhi Bank	5.9%
Emirates Telecommunications Group Co. PJSC	4.5%
First Abu Dhabi Bank PJSC	4.5%
Saudi Basic Industries Corp.	4.3%
National Bank of Kuwait SAKP	3.9%
Ahli United Bank BSC	3.2%
Abu Dhabi Commercial Bank PJSC	3.1%
Mobile Telecommunications Co. KSC	3.1%
Arab Bank PLC	3.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Middle East Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying companies in the Middle East. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 13.41% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Saudi Arabia contributed most positively to performance, while its position in Egypt contributed most negatively to performance. Saudi Arabia had a strong performance in the first quarter of 2019 due to a steady rise in increased oil prices. Continued demand combined with OPEC’s decision to curtail production aided to oil prices rising. On the backs of rising oil prices and stronger domestic demand, the general economy within the Middle East grew in 2018. Aiding in some of this growth were a few large-scale public service projects to modernize both the infrastructure and economies within a few countries. In particular, Qatar’s new infrastructure spending went into building for the upcoming FIFA 2022 World Cup tournament. Additionally, Kuwait has begun a large-scale, long-term, revitalization plan that will include infrastructure building, legislative changes, and private sector engagement initiatives, all with the eventual goal of creating a top, knowledge-based economy by 2035, with lower unemployment rates. By and large, the macroeconomics within the whole region, combined with improving economic conditions domestically in a couple of key countries, led to the Fund’s positive return during the fiscal year.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,081.40	0.88%	$4.57
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	0.88%	$4.43

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	13.41%	9.80%	1.87%	9.76%
Fund Market Price Returns	12.90%	10.02%	1.52%	9.51%
WisdomTree Middle East Dividend Index	13.87%	11.35%	3.14%	11.16%
MSCI Arabian Markets ex-Saudi Arabia Index	8.94%	6.11%	-0.56%	6.20%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree Trust

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S.

The FTSE China 50 Index is a capitalization weighted index that is comprised of the 50 largest and most liquid Chinese securities.

The MSCI AC Asia Pacific ex-Japan Index is comprised of large- and mid-capitalization segments of emerging market and developed market countries in the Asia Pacific region, excluding Japan.

The MSCI AC World ex-USA Growth Index is comprised of growth stocks in the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI AC World Index is comprised of the world stock market indexes covered by MSCI.

The MSCI ACWI ex-USA Index is comprised of large- and mid-capitalization segments of the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market capitalization index that aims to represent the universe of companies in the Gulf Cooperation Council (GCC) countries, excluding Saudi Arabia, plus Jordan, Egypt, Morocco, Tunisia and Lebanon.

The MSCI China Index is a free float-adjusted market capitalization weighted index designed to measure the performance of the Chinese equity market.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Europe Value Index is comprised of value stocks in the MSCI Europe Index.

The MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of the Indian equity market.

The MSCI Japan Value Index is comprised of value stocks in the MSCI Japan Index.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index that is comprised of stocks in Australia, Hong Kong, Singapore and New Zealand.

The WisdomTree Asia Pacific ex-Japan Index is comprised of dividend-paying companies incorporated in emerging market and developed countries in the Pacific region, excluding Japan.

The WisdomTree China Dividend ex-Financials Index is comprised of Chinese dividend paying stocks outside the Financials sector.

The WisdomTree China ex-State-Owned Enterprises Index measures the performance of Chinese stocks that are not state-owned enterprises. WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Emerging Markets Consumer Growth Index consists of stocks that best exemplify growth trends in emerging market consumers and their local economies.

The WisdomTree Emerging Markets ex-State-Owned Enterprises Index is a modified market capitalization weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Emerging Markets High Dividend Index is comprised of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

WisdomTree Trust	17

Description of Indexes (unaudited) (continued)

The WisdomTree Emerging Markets Quality Dividend Growth Index consists of dividend paying stocks with growth characteristics selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index is comprised of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Europe Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Europe Dividend Index.

The WisdomTree Global ex-U.S. Quality Dividend Growth Index is comprised of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Global ex-U.S. Real Estate Index is comprised of companies in developed and emerging markets outside of Canada and the U.S., which WisdomTree classifies as being Global Real Estate securities.

The WisdomTree Global High Dividend Index is comprised of high dividend-paying companies selected from the WisdomTree Global Dividend Index.

The WisdomTree India Earnings Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The WisdomTree International Real Estate Index is comprised of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

The WisdomTree Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Japan Dividend Index.

The WisdomTree Middle East Dividend Index is comprised of companies in the Middle East region that pay regular cash dividends on shares of common stock and that meet specified requirements as of the index measurement date.

The WisdomTree Pacific ex-Japan Dividend Index is comprised of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

18	WisdomTree Trust

Description of Indexes (unaudited) (concluded)

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Trust	19

Schedule of Investments

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.6%

Australia – 23.2%

AGL Energy Ltd.	11,400	$176,293

Amcor Ltd.	16,004	174,960

AMP Ltd.	27,365	40,821

APA Group	15,149	107,396

Aristocrat Leisure Ltd.	2,765	48,141

Australia & New Zealand Banking Group Ltd.	20,406	377,315

BHP Group Ltd.	44,807	1,225,085

Brambles Ltd.	13,898	116,100

CIMIC Group Ltd.	2,897	99,313

Cochlear Ltd.	289	35,573

Commonwealth Bank of Australia	12,579	631,203

Computershare Ltd.	2,964	35,962

Crown Resorts Ltd.	9,028	73,814

CSL Ltd.	1,760	243,717

Fortescue Metals Group Ltd.	62,714	316,743

Insurance Australia Group Ltd.	12,131	66,180

Macquarie Group Ltd.	1,936	177,983

National Australia Bank Ltd.	22,985	412,593

Newcrest Mining Ltd.	3,044	55,160

Qantas Airways Ltd.	16,322	65,624

QBE Insurance Group Ltd.	5,149	45,025

Ramsay Health Care Ltd.	1,623	74,189

REA Group Ltd.	762	40,434

Rio Tinto Ltd.	6,096	423,979

Sonic Healthcare Ltd.	4,721	82,363

South32 Ltd.	58,862	155,961

Suncorp Group Ltd.	7,730	75,666

Sydney Airport	36,226	191,197

Tabcorp Holdings Ltd.	26,173	85,895

Telstra Corp., Ltd.	168,990	398,540

Transurban Group	33,128	310,629

Treasury Wine Estates Ltd.	4,734	50,207

Wesfarmers Ltd.	15,912	391,652

Westpac Banking Corp.	27,200	500,814

Woodside Petroleum Ltd.	10,565	259,818

Woolworths Group Ltd.	12,721	274,705

Total Australia		7,841,050

China – 19.2%

AAC Technologies Holdings, Inc.	7,400	43,788

Agricultural Bank of China Ltd. Class H	213,900	98,640

Anhui Conch Cement Co., Ltd. Class H	13,500	82,462

ANTA Sports Products Ltd.	13,000	88,434

Bank of China Ltd. Class H	615,055	278,931

Bank of Communications Co., Ltd. Class H	186,955	153,137

Beijing Enterprises Holdings Ltd.	6,900	39,115

China CITIC Bank Corp., Ltd. Class H	99,800	63,567

China Construction Bank Corp. Class H	791,400	678,491

China Evergrande Group(a)	26,000	86,446

China Gas Holdings Ltd.	13,100	46,059

China Life Insurance Co., Ltd. Class H	27,396	73,638

China Merchants Bank Co., Ltd. Class H	22,204	107,909

China Mobile Ltd.	82,134	837,040

China Overseas Land & Investment Ltd.	23,565	89,457

China Pacific Insurance Group Co., Ltd. Class H	15,400	60,423

China Petroleum & Chemical Corp. Class H	833,161	656,981

China Resources Beer Holdings Co., Ltd.	4,300	18,104

China Resources Cement Holdings Ltd.	42,000	43,338

China Resources Land Ltd.	18,300	82,059

China Resources Power Holdings Co., Ltd.	46,418	69,775

China Shenhua Energy Co., Ltd. Class H	67,036	152,860

China Telecom Corp., Ltd. Class H	139,038	77,224

CITIC Ltd.	76,400	114,065

CNOOC Ltd.	230,061	430,818

Country Garden Holdings Co., Ltd.	60,000	93,708

CSPC Pharmaceutical Group Ltd.	21,300	39,616

ENN Energy Holdings Ltd.	4,600	44,477

Fosun International Ltd.	27,500	46,593

Geely Automobile Holdings Ltd.	44,800	85,606

Guangdong Investment Ltd.	43,500	84,008

Hengan International Group Co., Ltd.	10,600	92,902

Industrial & Commercial Bank of China Ltd. Class H	547,270	400,869

Kunlun Energy Co., Ltd.	32,000	33,427

Lenovo Group Ltd.	124,000	111,522

PetroChina Co., Ltd. Class H	201,419	130,602

PICC Property & Casualty Co., Ltd. Class H	30,500	34,658

Ping An Insurance Group Co. of China Ltd. Class H	17,146	191,993

Shenzhou International Group Holdings Ltd.	6,400	85,769

Tencent Holdings Ltd.	6,100	280,524

Want Want China Holdings Ltd.	74,800	62,127

WH Group Ltd.(b)	157,500	168,536

Total China		6,459,698

Hong Kong – 10.3%

AIA Group Ltd.	26,325	262,078

Bank of East Asia Ltd. (The)	15,200	49,376

BOC Hong Kong Holdings Ltd.	52,389	216,898

Chow Tai Fook Jewellery Group Ltd.	30,600	30,951

CLP Holdings Ltd.	30,604	354,775

Galaxy Entertainment Group Ltd.	31,000	211,078

Hang Lung Properties Ltd.	32,000	78,105

Hang Seng Bank Ltd.	9,003	222,152

Henderson Land Development Co., Ltd.	24,523	155,886

Hong Kong & China Gas Co., Ltd.	110,345	264,548

Hong Kong Exchanges & Clearing Ltd.	5,300	184,725

MTR Corp., Ltd.	57,152	353,835

New World Development Co., Ltd.	62,857	104,255

Power Assets Holdings Ltd.	36,579	253,725

Sino Land Co., Ltd.	34,924	67,535

Sun Hung Kai Properties Ltd.	14,534	249,394

Swire Pacific Ltd. Class A	5,500	70,765

Swire Properties Ltd.	26,800	115,223

Techtronic Industries Co., Ltd.	11,000	73,918

Wharf Holdings Ltd. (The)	25,350	76,535

Wheelock & Co., Ltd.	9,000	65,924

Total Hong Kong		3,461,681

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

March 31, 2019

Investments	Shares	Value

India – 5.7%

Asian Paints Ltd.	1,571	$33,851

Bharat Petroleum Corp., Ltd.	22,575	129,552

Bharti Airtel Ltd.	10,036	48,257

Bharti Infratel Ltd.	16,946	76,664

Coal India Ltd.	31,730	108,645

HCL Technologies Ltd.	2,315	36,340

Hero MotoCorp Ltd.	1,355	49,939

Hindustan Unilever Ltd.	4,461	109,910

Indian Oil Corp., Ltd.	66,815	157,067

Infosys Ltd.	676	7,259

Infosys Ltd. ADR	31,781	347,366

ITC Ltd.	23,743	101,878

Larsen & Toubro Ltd. GDR Reg S	2,427	48,346

Mahindra & Mahindra Ltd.	3,080	29,962

Maruti Suzuki India Ltd.	595	57,310

NTPC Ltd.	27,487	53,447

Power Grid Corp. of India Ltd.	17,244	49,261

Reliance Industries Ltd. GDR(b)	3,259	130,686

Tata Consultancy Services Ltd.	4,531	130,920

Tech Mahindra Ltd.	4,344	48,654

Vedanta Ltd.	32,682	87,018

Vedanta Ltd. ADR	7,681	81,111

Total India		1,923,443

Indonesia – 1.9%

Astra International Tbk PT	192,461	99,001

Bank Central Asia Tbk PT	26,675	51,983

Bank Mandiri Persero Tbk PT*	83,448	43,658

Bank Rakyat Indonesia Persero Tbk PT	283,800	82,111

Gudang Garam Tbk PT	8,500	49,663

Hanjaya Mandala Sampoerna Tbk PT	124,900	32,891

Telekomunikasi Indonesia Persero Tbk PT	813,800	225,738

Unilever Indonesia Tbk PT	7,835	27,084

United Tractors Tbk PT	14,500	27,544

Total Indonesia		639,673

Malaysia – 1.7%

CIMB Group Holdings Bhd	28,400	35,826

DiGi.Com Bhd	48,200	53,720

Genting Malaysia Bhd	28,140	22,057

Malayan Banking Bhd	47,394	107,616

MISC Bhd	28,500	46,703

Petronas Chemicals Group Bhd	32,308	72,490

Petronas Gas Bhd	11,300	48,771

Public Bank Bhd	13,190	74,827

Tenaga Nasional Bhd	33,900	105,125

Total Malaysia		567,135

Philippines – 0.2%

SM Investments Corp.	3,754	66,773

Singapore – 6.5%

CapitaLand Ltd.	32,100	86,501

DBS Group Holdings Ltd.	16,417	305,796

Genting Singapore Ltd.	147,300	113,099

Jardine Cycle & Carriage Ltd.	5,578	133,798

Keppel Corp., Ltd.	21,284	97,738

Oversea-Chinese Banking Corp., Ltd.	22,774	185,790

Singapore Airlines Ltd.	16,857	120,221

Singapore Technologies Engineering Ltd.	41,125	113,553

Singapore Telecommunications Ltd.	312,077	695,808

United Overseas Bank Ltd.	8,698	161,759

Wilmar International Ltd.	77,000	188,165

Total Singapore		2,202,228

South Korea – 13.3%

Hana Financial Group, Inc.	1,647	52,815

Hyundai Motor Co.	1,830	192,657

KB Financial Group, Inc.	2,122	78,236

Kia Motors Corp.	2,752	85,705

Korea Zinc Co., Ltd.	130	53,255

KT&G Corp.	1,852	168,868

LG Chem Ltd.	327	105,437

LG Corp.	1,041	71,075

LG Household & Health Care Ltd.	41	51,182

LG Uplus Corp.	1,955	26,610

Lotte Chemical Corp.	228	58,351

NCSoft Corp.	111	48,503

POSCO	919	204,834

S-Oil Corp.	647	51,071

Samsung C&T Corp.	566	53,354

Samsung Electronics Co., Ltd.	63,482	2,497,112

Samsung Fire & Marine Insurance Co., Ltd.	159	42,163

Samsung Life Insurance Co., Ltd.	342	25,339

Samsung SDS Co., Ltd.	138	28,570

Shinhan Financial Group Co., Ltd.	2,170	80,293

SK Holdings Co., Ltd.	233	55,525

SK Hynix, Inc.	2,952	192,968

SK Innovation Co., Ltd.	816	129,039

SK Telecom Co., Ltd.	341	75,554

SK Telecom Co., Ltd. ADR	1,777	43,519

Total South Korea		4,472,035

Taiwan – 15.8%

ASE Technology Holding Co., Ltd.*	40,526	88,756

Asustek Computer, Inc.	15,000	108,532

Catcher Technology Co., Ltd.	11,000	84,587

Cathay Financial Holding Co., Ltd.	58,614	85,485

China Steel Corp.	151,078	124,017

Chunghwa Telecom Co., Ltd.	62,436	221,825

CTBC Financial Holding Co., Ltd.	117,389	77,890

Delta Electronics, Inc.	29,415	151,749

Far EasTone Telecommunications Co., Ltd.	29,000	69,911

First Financial Holding Co., Ltd.	74,595	51,068

Formosa Chemicals & Fibre Corp.	78,685	285,937

Formosa Petrochemical Corp.	29,511	110,593

Formosa Plastics Corp.	80,444	285,804

Fubon Financial Holding Co., Ltd.	50,803	75,824

Hon Hai Precision Industry Co., Ltd.	119,625	285,279

Hua Nan Financial Holdings Co., Ltd.	7,000	4,406

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

March 31, 2019

Investments	Shares	Value

Largan Precision Co., Ltd.	1,000	$149,251

MediaTek, Inc.	18,000	164,988

Mega Financial Holding Co., Ltd.	104,827	95,404

Nan Ya Plastics Corp.	117,537	300,893

President Chain Store Corp.	14,000	137,863

Quanta Computer, Inc.	61,000	114,398

Taiwan Mobile Co., Ltd.	30,100	108,893

Taiwan Semiconductor Manufacturing Co., Ltd.	215,241	1,714,497

Uni-President Enterprises Corp.	129,346	313,917

United Microelectronics Corp.	210,000	79,379

Yageo Corp.	3,000	31,440

Total Taiwan		5,322,586

Thailand – 1.8%

Advanced Info Service PCL NVDR	11,900	68,996

Airports of Thailand PCL NVDR	23,340	50,011

Charoen Pokphand Foods PCL NVDR	53,000	42,587

CP ALL PCL	28,800	67,837

Indorama Ventures PCL NVDR	18,000	28,218

PTT Exploration & Production PCL	16,813	66,489

PTT Global Chemical PCL	34,194	72,461

PTT PCL NVDR	52,200	78,954

Siam Cement PCL (The) NVDR	4,871	73,982

Siam Commercial Bank PCL (The)	11,400	47,418

Total Thailand		596,953
TOTAL COMMON STOCKS (Cost: $30,027,799)		33,553,255

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree Global ex-U.S. Real Estate Fund(c) (Cost: $1,758)	64	2,056

TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $30,029,557)		33,555,311

Other Assets less Liabilities – 0.4%		147,605

NET ASSETS – 100.0%		$33,702,916
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2019 (See Note 2). At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $82,124. The total market value of the collateral held by the Fund was $86,398. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $86,398.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.9%

China – 99.5%

Air Freight & Logistics – 0.9%

SF Holding Co., Ltd. Class A	60,800	$331,102

ZTO Express Cayman, Inc. ADR	54,629	998,618

Total Air Freight & Logistics		1,329,720

Auto Components – 1.2%

China First Capital Group Ltd.*	488,000	257,992

Fuyao Glass Industry Group Co., Ltd. Class A	115,867	419,220

Fuyao Glass Industry Group Co., Ltd. Class H(a)	70,800	237,658

Minth Group Ltd.	112,000	352,414

Xinyi Glass Holdings Ltd.	362,000	415,040

Total Auto Components		1,682,324

Automobiles – 2.2%

BYD Co., Ltd. Class A	70,797	563,154

BYD Co., Ltd. Class H(b)	103,500	623,649

Geely Automobile Holdings Ltd.	855,000	1,633,789

Great Wall Motor Co., Ltd. Class H(b)	444,000	333,148

Total Automobiles		3,153,740

Banks – 3.4%

China Minsheng Banking Corp., Ltd. Class A	2,909,336	2,742,983

China Minsheng Banking Corp., Ltd. Class H	1,038,100	753,794

Ping An Bank Co., Ltd. Class A	745,200	1,420,695

Total Banks		4,917,472

Biotechnology – 0.7%

3SBio, Inc.(a)	95,000	186,857

China Biologic Products Holdings, Inc.*	3,897	355,601

Walvax Biotechnology Co., Ltd. Class A*	107,800	408,789

Total Biotechnology		951,247

Capital Markets – 1.4%

Changjiang Securities Co., Ltd. Class A	775,906	868,849

East Money Information Co., Ltd. Class A	403,960	1,164,212

Total Capital Markets		2,033,061

Chemicals – 0.8%

Tianqi Lithium Corp. Class A	78,220	408,984

Zhejiang Longsheng Group Co., Ltd. Class A	283,500	725,140

Total Chemicals		1,134,124

Communications Equipment – 0.3%

Hengtong Optic-electric Co., Ltd. Class A	124,580	393,128

Diversified Consumer Services – 2.6%

New Oriental Education & Technology Group, Inc. ADR*	19,206	1,730,268

TAL Education Group ADR*	55,824	2,014,130

Total Diversified Consumer Services		3,744,398

Electrical Equipment – 1.5%

Fangda Carbon New Material Co., Ltd. Class A	119,300	400,771

Fullshare Holdings Ltd.*(b)	1,375,000	183,921

Jiangsu Zhongtian Technology Co., Ltd. Class A	268,782	397,707

Luxshare Precision Industry Co., Ltd. Class A	215,695	795,485

TBEA Co., Ltd. Class A	241,375	297,209

Total Electrical Equipment		2,075,093

Electronic Equipment, Instruments & Components – 2.8%

AAC Technologies Holdings, Inc.	116,500	689,367

Chaozhou Three-Circle Group Co., Ltd. Class A	102,338	315,635

Hollysys Automation Technologies Ltd.	9,482	198,553

Kingboard Holdings Ltd.	102,500	363,653

OFILM Group Co., Ltd. Class A	191,900	405,232

Sunny Optical Technology Group Co., Ltd.	107,900	1,288,639

Tunghsu Optoelectronic Technology Co., Ltd. Class A	414,800	372,577

Zhejiang Dahua Technology Co., Ltd. Class A	150,500	367,494

Total Electronic Equipment, Instruments & Components		4,001,150

Entertainment – 2.3%

Alibaba Pictures Group Ltd.*(b)	1,750,000	309,879

iQIYI, Inc. ADR*(b)	17,940	429,125

NetEase, Inc. ADR	10,636	2,568,062

Total Entertainment		3,307,066

Food & Staples Retailing – 0.5%

Sun Art Retail Group Ltd.	283,500	276,282

Yonghui Superstores Co., Ltd. Class A	338,446	434,854

Total Food & Staples Retailing		711,136

Food Products – 4.2%

Dali Foods Group Co., Ltd.(a)	354,500	265,090

Foshan Haitian Flavouring & Food Co., Ltd. Class A	48,863	629,998

Health & Happiness H&H International Holdings Ltd.*(b)	30,500	190,969

Henan Shuanghui Investment & Development Co., Ltd. Class A	91,900	353,277

Tingyi Cayman Islands Holding Corp.	278,000	458,266

Uni-President China Holdings Ltd.	223,000	218,743

Want Want China Holdings Ltd.	986,000	818,961

Wens Foodstuffs Group Co., Ltd. Class A	304,800	1,840,268

WH Group Ltd.(a)	1,195,500	1,279,285

Total Food Products		6,054,857

Gas Utilities – 0.8%

ENN Energy Holdings Ltd.	118,500	1,145,773

Health Care Equipment & Supplies – 0.5%

Lepu Medical Technology Beijing Co., Ltd. Class A	103,400	407,480

Shandong Weigao Group Medical Polymer Co., Ltd. Class H	372,000	355,421

Total Health Care Equipment & Supplies		762,901

Health Care Providers & Services – 0.9%

Aier Eye Hospital Group Co., Ltd. Class A	113,800	575,389

Huadong Medicine Co., Ltd. Class A	64,800	314,436

Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	141,100	390,073

Total Health Care Providers & Services		1,279,898

Hotels, Restaurants & Leisure – 2.4%

Huazhu Group Ltd. ADR	16,213	683,216

MGM China Holdings Ltd.(b)	104,800	219,217

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

March 31, 2019

Investments	Shares	Value

Yum China Holdings, Inc.	55,919	$2,511,322

Total Hotels, Restaurants & Leisure		3,413,755

Household Durables – 1.6%

Haier Electronics Group Co., Ltd.*	230,000	668,038

Qingdao Haier Co., Ltd. Class A	362,000	921,082

TCL Corp. Class A	1,224,400	739,247

Total Household Durables		2,328,367

Industrial Conglomerates – 0.4%

Fosun International Ltd.	346,500	587,075

Insurance – 9.0%

Fanhua, Inc. ADR(b)	8,576	225,206

Ping An Insurance Group Co. of China Ltd. Class A	619,794	7,106,271

Ping An Insurance Group Co. of China Ltd. Class H	501,500	5,615,629

Total Insurance		12,947,106

Interactive Media & Services – 19.6%

58.com, Inc. ADR*	13,892	912,427

Autohome, Inc. ADR*(b)	9,095	956,066

Baidu, Inc. ADR*	43,488	7,168,997

Momo, Inc. ADR*	23,213	887,665

Tencent Holdings Ltd.	369,600	16,997,216

Weibo Corp. ADR*	10,718	664,409

YY, Inc. ADR*	7,065	593,531

Total Interactive Media & Services		28,180,311

Internet & Direct Marketing Retail – 16.4%

Alibaba Group Holding Ltd. ADR*	92,944	16,957,633

Baozun, Inc. ADR*(b)	5,530	229,716

Ctrip.com International Ltd. ADR*	50,930	2,225,132

JD.com, Inc. ADR*	121,187	3,653,788

Vipshop Holdings Ltd. ADR*	67,082	538,668

Total Internet & Direct Marketing Retail		23,604,937

IT Services – 0.4%

Chinasoft International Ltd.*(b)	362,000	223,660

GDS Holdings Ltd. ADR*(b)	10,366	369,963

Total IT Services		593,623

Life Sciences Tools & Services – 0.7%

Genscript Biotech Corp.*	152,000	286,966

Wuxi Biologics Cayman, Inc.*(a)	79,000	768,378

Total Life Sciences Tools & Services		1,055,344

Machinery – 1.8%

China Conch Venture Holdings Ltd.	273,363	978,554

Haitian International Holdings Ltd.	118,000	268,173

Sany Heavy Industry Co., Ltd. Class A	482,400	916,808

Shenzhen Inovance Technology Co., Ltd. Class A†	101,800	397,087

Total Machinery		2,560,622

Marine – 0.1%

SITC International Holdings Co., Ltd.	149,000	152,989

Media – 0.2%

China Literature Ltd.*(a)(b)	46,600	218,163

Metals & Mining – 0.6%

China Hongqiao Group Ltd.(b)	272,500	205,160

Ganfeng Lithium Co., Ltd. Class A	85,650	351,414

Zhejiang Huayou Cobalt Co., Ltd. Class A	56,000	312,208

Total Metals & Mining		868,782

Paper & Forest Products – 0.3%

Lee & Man Paper Manufacturing Ltd.	222,000	189,199

Nine Dragons Paper Holdings Ltd.	250,000	238,221

Total Paper & Forest Products		427,420

Personal Products – 0.7%

Hengan International Group Co., Ltd.	116,000	1,016,682

Pharmaceuticals – 4.9%

China Medical System Holdings Ltd.	221,000	214,247

CSPC Pharmaceutical Group Ltd.	694,000	1,290,776

Jiangsu Hengrui Medicine Co., Ltd. Class A	200,311	1,948,747

Kangmei Pharmaceutical Co., Ltd. Class A	244,451	379,881

Luye Pharma Group Ltd.(a)(b)	261,107	228,182

Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	100,500	445,073

Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	81,500	294,340

Sichuan Kelun Pharmaceutical Co., Ltd. Class A	84,360	363,183

Sino Biopharmaceutical Ltd.	974,500	888,860

SSY Group Ltd.	298,000	277,126

Tasly Pharmaceutical Group Co., Ltd. Class A	90,300	302,410

Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	128,047	330,567

Total Pharmaceuticals		6,963,392

Professional Services – 0.2%

51job, Inc. ADR*	4,311	335,741

Real Estate Management & Development – 7.1%

Agile Group Holdings Ltd.	212,000	342,987

China Evergrande Group(b)	443,000	1,472,933

China Fortune Land Development Co., Ltd. Class A	105,100	484,824

CIFI Holdings Group Co., Ltd.	554,000	419,919

Country Garden Holdings Co., Ltd.	1,137,000	1,775,782

Future Land Development Holdings Ltd.	300,000	371,472

Gemdale Corp. Class A	262,600	536,954

Guangzhou R&F Properties Co., Ltd. Class H	157,600	340,904

Jiayuan International Group Ltd.	150,000	79,301

KWG Group Holdings Ltd.	233,500	281,693

Logan Property Holdings Co., Ltd.	204,000	337,841

Longfor Group Holdings Ltd.	243,500	857,695

Shimao Property Holdings Ltd.	189,500	592,652

Sunac China Holdings Ltd.	348,000	1,733,383

Yuexiu Property Co., Ltd.	1,462,000	352,004

Zall Smart Commerce Group Ltd.*(b)	580,000	226,832

Total Real Estate Management & Development		10,207,176

Semiconductors & Semiconductor Equipment – 0.8%

Hanergy Thin Film Power Group Ltd.*†	502,000	0

LONGi Green Energy Technology Co., Ltd. Class A	178,271	691,929

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

March 31, 2019

Investments	Shares	Value

Sanan Optoelectronics Co., Ltd. Class A	220,240	$480,470

Total Semiconductors & Semiconductor Equipment		1,172,399

Software – 2.0%

Hundsun Technologies, Inc. Class A	47,300	615,895

Iflytek Co., Ltd. Class A	165,300	892,072

Kingdee International Software Group Co., Ltd.	311,000	359,737

Kingsoft Corp., Ltd.	170,000	432,263

Yonyou Network Technology Co., Ltd. Class A	113,000	569,663

Total Software		2,869,630

Specialty Retail – 0.8%

China Yongda Automobiles Services Holdings Ltd.(b)	221,000	175,114

GOME Retail Holdings Ltd.*(b)	1,426,000	132,611

Suning.com Co., Ltd. Class A	312,400	583,035

Zhongsheng Group Holdings Ltd.	88,500	219,620

Total Specialty Retail		1,110,380

Technology Hardware, Storage & Peripherals – 0.5%

Focus Media Information Technology Co., Ltd. Class A	701,024	653,643

Meitu, Inc.*(a)	254,500	119,633

Total Technology Hardware, Storage & Peripherals		773,276

Textiles, Apparel & Luxury Goods – 2.0%

ANTA Sports Products Ltd.	138,000	938,770

Li Ning Co., Ltd.*	273,500	429,246

Shenzhou International Group Holdings Ltd.	112,000	1,500,971

Total Textiles, Apparel & Luxury Goods		2,868,987
Total China		142,933,245

Hong Kong – 0.3%

Oil, Gas & Consumable Fuels – 0.2%

United Energy Group Ltd.(b)	1,172,000	226,939

Specialty Retail – 0.1%

Chow Tai Fook Jewellery Group Ltd.	218,000	220,504
Total Hong Kong		447,443

Singapore – 0.1%

Entertainment – 0.1%

IGG, Inc.	131,000	181,568
TOTAL COMMON STOCKS (Cost: $142,633,937)		143,562,256

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%

United States – 0.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c)
(Cost: $1,057,470)(d)	1,057,470	1,057,470

TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $143,691,407)		144,619,726

Other Assets less Liabilities – (0.6)%		(921,019)

NET ASSETS – 100.0%		$143,698,707
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $397,087, which represents 0.3% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,079,058 and the total market value of the collateral held by the Fund was $6,250,510. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,193,040.

ADR – American Depositary Receipt

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.7%

Argentina – 1.6%

MercadoLibre, Inc.*	1,073	$544,794

Brazil – 4.4%

Cia Brasileira de Distribuicao (Preference Shares)	8,244	193,745

Hypera S.A.	17,845	118,762

Lojas Renner S.A.	20,368	229,236

Magazine Luiza S.A.	4,075	180,991

Porto Seguro S.A.	9,505	131,473

Raia Drogasil S.A.	8,825	148,077

Sul America S.A.	20,178	154,509

Telefonica Brasil S.A. (Preference Shares)	14,648	178,786

TIM Participacoes S.A.	53,446	161,916

Total Brazil		1,497,495

Chile – 1.3%

Cia Cervecerias Unidas S.A.	19,412	277,914

Embotelladora Andina S.A. Class B, (Preference Shares)	42,375	154,748

Total Chile		432,662

China – 31.8%

3SBio, Inc.(a)	51,000	100,311

58.com, Inc. ADR*	1,409	92,543

Alibaba Group Holding Ltd. ADR*	3,911	713,562

Alibaba Health Information Technology Ltd.*(b)	86,000	99,366

Anhui Conch Cement Co., Ltd. Class H	16,000	97,733

ANTA Sports Products Ltd.	27,289	185,636

Autohome, Inc. ADR*(b)	1,850	194,472

BAIC Motor Corp., Ltd. Class H(a)	141,787	92,659

Baidu, Inc. ADR*	1,154	190,237

Baozun, Inc. ADR*(b)	2,007	83,371

Brilliance China Automotive Holdings Ltd.	100,000	99,109

BYD Electronic International Co., Ltd.(b)	67,000	86,375

China Communications Services Corp., Ltd. Class H	86,000	76,688

China Evergrande Group(b)	33,000	109,720

China International Travel Service Corp., Ltd. Class A	9,000	93,854

China Jinmao Holdings Group Ltd.	188,000	122,620

China Longyuan Power Group Corp., Ltd. Class H	117,000	81,379

China Medical System Holdings Ltd.	66,000	63,983

China Mengniu Dairy Co., Ltd.*	38,000	141,351

China Merchants Bank Co., Ltd. Class H	28,000	136,077

China Mobile Ltd.	25,000	254,779

China Resources Beer Holdings Co., Ltd.	22,000	92,625

China Resources Gas Group Ltd.	18,000	84,841

China Resources Land Ltd.	24,000	107,618

China Taiping Insurance Holdings Co., Ltd.	25,600	76,311

China Telecom Corp., Ltd. Class H	182,000	101,086

China Traditional Chinese Medicine Holdings Co., Ltd.	112,000	66,630

China Unicom Hong Kong Ltd.	86,000	109,007

Chong Sing Holdings FinTech Group*(b)	1,488,000	12,321

Country Garden Holdings Co., Ltd.	88,000	137,438

CSPC Pharmaceutical Group Ltd.	54,000	100,434

Ctrip.com International Ltd. ADR*	3,636	158,857

Dali Foods Group Co., Ltd.(a)	103,500	77,395

Dongfeng Motor Group Co., Ltd. Class H	78,000	78,100

ENN Energy Holdings Ltd.	10,000	96,688

Focus Media Information Technology Co., Ltd. Class A	49,100	45,811

Foshan Haitian Flavouring & Food Co., Ltd. Class A	7,100	91,600

Fuyao Glass Industry Group Co., Ltd. Class A	18,800	68,064

Fuyao Glass Industry Group Co., Ltd. Class H(a)	37,200	124,870

Geely Automobile Holdings Ltd.	64,876	123,968

Gree Electric Appliances, Inc. of Zhuhai Class A	11,100	77,978

Greentown China Holdings Ltd.	97,500	97,376

Guangzhou Automobile Group Co., Ltd. Class H	84,000	99,196

Guangzhou R&F Properties Co., Ltd. Class H	48,400	104,693

Haier Electronics Group Co., Ltd.*	42,000	121,988

Hangzhou Hikvision Digital Technology Co., Ltd. Class A	19,100	99,675

Henan Shuanghui Investment & Development Co., Ltd. Class A	15,100	58,084

Hengan International Group Co., Ltd.	11,500	100,790

HengTen Networks Group Ltd.*(b)	1,928,000	58,454

Huaneng Renewables Corp., Ltd. Class H	298,000	82,757

Huayu Automotive Systems Co., Ltd. Class A	16,600	50,342

Huazhu Group Ltd. ADR	2,811	118,456

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	4,300	83,451

Kingboard Holdings Ltd.	30,000	106,434

Kingboard Laminates Holdings Ltd.	82,500	86,704

Kingdee International Software Group Co., Ltd.	111,000	128,393

Kweichow Moutai Co., Ltd. Class A	1,700	216,033

Legend Holdings Corp. Class H(a)	26,700	70,917

Logan Property Holdings Co., Ltd.	78,126	129,381

Longfor Group Holdings Ltd.	34,410	121,203

LONGi Green Energy Technology Co., Ltd. Class A	26,600	103,309

Luzhou Laojiao Co., Ltd. Class A	8,300	82,232

Momo, Inc. ADR*	3,364	128,639

NetEase, Inc. ADR	473	114,206

Nexteer Automotive Group Ltd.	61,000	75,376

Ninestar Corp. Class A	15,551	72,916

Ping An Insurance Group Co. of China Ltd. Class A	10,000	114,729

Ping An Insurance Group Co. of China Ltd. Class H	21,129	236,592

Qingdao Haier Co., Ltd. Class A	24,900	63,397

RiseSun Real Estate Development Co., Ltd. Class A	44,500	74,496

Sanan Optoelectronics Co., Ltd. Class A	25,500	55,666

Shanghai 2345 Network Holding Group Co., Ltd. Class A	88,400	79,715

Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	9,900	89,083

Shenzhou International Group Holdings Ltd.	13,000	174,218

SSY Group Ltd.	108,000	100,434

Sun Art Retail Group Ltd.	86,500	84,297

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

March 31, 2019

Investments	Shares	Value

Sunac China Holdings Ltd.	35,000	$174,332

Suning.com Co., Ltd. Class A	40,900	76,381

Sunny Optical Technology Group Co., Ltd.	9,000	107,485

TAL Education Group ADR*	4,113	148,397

Tencent Holdings Ltd.	19,000	873,764

Tianma Microelectronics Co., Ltd. Class A	28,000	64,498

Tingyi Cayman Islands Holding Corp.	66,000	108,796

TravelSky Technology Ltd. Class H	35,000	92,516

Uni-President China Holdings Ltd.	83,000	81,415

Weibo Corp. ADR*	1,727	107,057

Weifu High-Technology Group Co., Ltd. Class A	17,900	61,503

Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. Class A	30,800	63,706

Wuliangye Yibin Co., Ltd. Class A	9,100	128,642

Yonyou Network Technology Co., Ltd. Class A	16,600	83,739

Yuzhou Properties Co., Ltd.	204,000	123,180

Zhongsheng Group Holdings Ltd.	46,500	115,392

Total China		10,941,902

Hungary – 0.4%

Richter Gedeon Nyrt	7,826	147,536

India – 11.5%

Axis Bank Ltd.*	20,204	226,684

Bajaj Auto Ltd.	4,765	200,237

Britannia Industries Ltd.	4,052	180,476

Cadila Healthcare Ltd.	25,925	129,878

Cipla Ltd.	16,650	127,119

Dabur India Ltd.	30,177	178,078

Eicher Motors Ltd.	637	188,941

GAIL India Ltd.	34,527	173,271

Godrej Consumer Products Ltd.	20,598	203,973

Hindustan Unilever Ltd.	10,192	251,111

ICICI Bank Ltd.	34,015	196,651

ITC Ltd.	45,228	194,067

JSW Steel Ltd.	32,159	136,040

Mahindra & Mahindra Ltd.	23,585	229,432

Marico Ltd.	36,761	183,951

Maruti Suzuki India Ltd.	2,025	195,048

Nestle India Ltd.	1,610	254,740

Page Industries Ltd.	576	207,636

Tech Mahindra Ltd.	19,172	214,732

Titan Co., Ltd.	17,442	287,494

Total India		3,959,559

Indonesia – 1.8%

Charoen Pokphand Indonesia Tbk PT	562,400	252,764

Gudang Garam Tbk PT	31,853	186,107

Indofood CBP Sukses Makmur Tbk PT	265,800	174,058

Tiga Pilar Sejahtera Food Tbk PT*†	538,700	3,178

Total Indonesia		616,107

Malaysia – 4.1%

Astro Malaysia Holdings Bhd	434,400	162,800

CIMB Group Holdings Bhd	129,100	162,857

DiGi.Com Bhd	159,800	178,099

FGV Holdings Bhd*	454,000	131,224

Genting Malaysia Bhd	145,300	113,891

Hong Leong Financial Group Bhd	32,700	153,628

IOI Corp. Bhd	142,400	155,567

Maxis Bhd	123,400	162,015

My EG Services Bhd	577,900	199,593

Total Malaysia		1,419,674

Mexico – 4.1%

Alsea S.A.B. de C.V.	69,258	145,210

Arca Continental S.A.B. de C.V.	26,481	147,616

El Puerto de Liverpool S.A.B. de C.V. Class C1	22,118	140,365

Fomento Economico Mexicano S.A.B. de C.V.	29,001	267,845

Gruma S.A.B. de C.V. Class B	13,285	135,744

Grupo Bimbo S.A.B. de C.V. Series A	83,806	175,324

Grupo Financiero Banorte S.A.B. de C.V. Class O	34,794	189,311

Wal-Mart de Mexico S.A.B. de C.V.	83,553	223,641

Total Mexico		1,425,056

Philippines – 2.9%

Ayala Land, Inc.	266,500	227,877

Globe Telecom, Inc.	4,490	165,714

Jollibee Foods Corp.	39,270	237,071

Megaworld Corp.	1,748,300	193,109

Universal Robina Corp.	57,410	166,184

Total Philippines		989,955

Poland – 1.0%

Alior Bank S.A.*	9,283	144,674

LPP S.A.	87	188,916

Total Poland		333,590

Russia – 1.7%

Mobile TeleSystems PJSC ADR	20,352	153,861

Tatneft PJSC ADR	3,323	229,952

X5 Retail Group N.V. GDR Reg S	7,588	189,093

Total Russia		572,906

South Africa – 5.9%

Capitec Bank Holdings Ltd.	2,344	219,425

Clicks Group Ltd.	13,621	173,988

Foschini Group Ltd. (The)	14,012	158,374

MultiChoice Group Ltd.*	3,416	28,591

Naspers Ltd. Class N	3,416	789,293

Pick n Pay Stores Ltd.	38,761	178,495

SPAR Group Ltd. (The)	13,788	183,454

Tiger Brands Ltd.	9,438	173,429

Truworths International Ltd.	29,009	139,581

Total South Africa		2,044,630

South Korea – 10.4%

Celltrion, Inc.*	680	108,431

Cheil Worldwide, Inc.	5,899	125,765

CJ CheilJedang Corp.	432	122,928

CJ ENM Co., Ltd.	486	99,760

Coway Co., Ltd.	1,461	121,632

E-Mart, Inc.	590	89,402

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

March 31, 2019

Investments	Shares	Value

Hotel Shilla Co., Ltd.	2,087	$175,403

Industrial Bank of Korea	8,012	99,171

Kakao Corp.	1,224	111,606

KB Financial Group, Inc.	3,183	117,354

KT Corp. ADR	6,361	79,131

LG Electronics, Inc.	1,757	116,246

LG Household & Health Care Ltd.	135	168,527

LG Household & Health Care Ltd. (Preference Shares)	156	114,894

LG Uplus Corp.	6,533	88,922

NAVER Corp.	1,294	141,358

NCSoft Corp.	440	192,265

Samsung Electro-Mechanics Co., Ltd.	979	90,129

Samsung Electronics Co., Ltd.	19,847	780,696

Samsung SDS Co., Ltd.	711	147,199

Shinsegae, Inc.	413	122,798

SK Hynix, Inc.	3,974	259,775

SK Telecom Co., Ltd.	488	108,124

Total South Korea		3,581,516

Taiwan – 11.6%

Acer, Inc.*	124,000	79,460

Advantech Co., Ltd.	12,000	99,674

Chailease Holding Co., Ltd.	33,000	134,910

Chicony Electronics Co., Ltd.	50,000	116,319

China Development Financial Holding Corp.	269,000	89,898

China Life Insurance Co., Ltd.	87,000	73,816

Giant Manufacturing Co., Ltd.	21,000	149,900

Globalwafers Co., Ltd.	12,000	117,973

Macronix International	143,000	96,971

Micro-Star International Co., Ltd.	50,000	140,329

Nanya Technology Corp.	62,000	123,515

Novatek Microelectronics Corp.	20,000	128,486

Pou Chen Corp.	88,000	107,214

President Chain Store Corp.	11,000	108,321

Realtek Semiconductor Corp.	28,000	165,345

Ruentex Development Co., Ltd.	65,680	99,307

Ruentex Industries Ltd.	39,000	102,370

Standard Foods Corp.	43,000	72,270

Synnex Technology International Corp.	82,000	98,441

Taiwan Cement Corp.	71,000	95,026

Taiwan Mobile Co., Ltd.	26,000	94,061

Taiwan Semiconductor Manufacturing Co., Ltd.	88,000	700,962

Uni-President Enterprises Corp.	55,000	133,483

United Microelectronics Corp.	220,000	83,159

Vanguard International Semiconductor Corp.	43,000	92,779

Walsin Technology Corp.(b)	26,000	168,719

Winbond Electronics Corp.	236,000	112,944

Wistron Corp.	133,000	102,273

WPG Holdings Ltd.	72,000	93,912

Yageo Corp.	9,000	94,320

Yuanta Financial Holding Co., Ltd.	178,000	101,358

Total Taiwan		3,977,515

Thailand – 4.5%

Advanced Info Service PCL NVDR	32,000	185,537

Berli Jucker PCL NVDR	91,700	143,033

Central Pattana PCL NVDR	81,000	186,962

CP ALL PCL NVDR	111,900	263,574

Electricity Generating PCL NVDR	23,800	218,989

Home Product Center PCL NVDR	443,100	213,626

Robinson PCL NVDR	81,000	149,953

True Corp. PCL NVDR	1,348,600	202,279

Total Thailand		1,563,953

Turkey – 0.7%

BIM Birlesik Magazalar AS	6,746	90,988

Ford Otomotiv Sanayi AS	8,945	77,233

Tofas Turk Otomobil Fabrikasi AS	26,904	81,480

Total Turkey		249,701
TOTAL COMMON STOCKS (Cost: $30,848,448)		34,298,551

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%

United States – 0.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c)
(Cost: $307,985)(d)	307,985	307,985

TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $31,156,433)		34,606,536

Other Assets less Liabilities – (0.6)%		(192,190)

NET ASSETS – 100.0%		$34,414,346
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $3,178, which represents 0.01% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $655,926 and the total market value of the collateral held by the Fund was $758,405. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $450,420.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.8%

Brazil – 4.7%

Ambev S.A.	405,522	$1,753,716

B2W Cia Digital*	12,826	139,146

B3 S.A. – Brasil Bolsa Balcao	185,684	1,532,536

Banco Bradesco S.A.	77,923	757,866

Banco Santander Brasil S.A.	31,263	353,222

BR Malls Participacoes S.A.	79,510	256,813

BRF S.A.*	75,143	437,338

CCR S.A.	85,461	257,808

Cia Siderurgica Nacional S.A.*	59,243	247,372

Cosan S.A.	19,903	218,121

CVC Brasil Operadora e Agencia de Viagens S.A.	12,400	174,448

Embraer S.A.	70,585	334,634

Energisa S.A.	18,000	187,553

Engie Brasil Energia S.A.	24,960	273,927

Equatorial Energia S.A.	13,444	276,363

Estacio Participacoes S.A.	29,360	200,677

Hypera S.A.	32,023	213,119

Itau Unibanco Holding S.A.	23,529	180,472

Itausa – Investimentos Itau S.A.	46,559	175,387

Klabin S.A.	76,071	332,885

Kroton Educacional S.A.	144,677	394,063

Localiza Rent a Car S.A.	45,567	387,092

Lojas Renner S.A.	54,533	613,754

M. Dias Branco S.A.	10,740	119,910

Magazine Luiza S.A.	5,150	228,738

Multiplan Empreendimentos Imobiliarios S.A.	24,180	145,327

Natura Cosmeticos S.A.	15,573	181,632

Oi S.A.*	285,339	111,446

Pagseguro Digital Ltd. Class A*	16,050	479,093

Porto Seguro S.A.	9,650	133,479

Raia Drogasil S.A.	25,894	434,483

Rumo S.A.*	97,964	482,054

Sul America S.A.	30,559	234,000

Suzano Papel e Celulose S.A.	60,847	727,813

TIM Participacoes S.A.	68,802	208,437

Transmissora Alianca de Energia Eletrica S.A.	33,699	214,748

Ultrapar Participacoes S.A.	50,703	612,339

WEG S.A.	68,808	318,253

Total Brazil		14,330,064

Chile – 1.1%

Aguas Andinas S.A. Class A	237,660	135,127

AntarChile S.A.	7,873	105,905

Banco de Chile	2,124,554	312,809

Banco de Credito e Inversiones S.A.	3,597	229,963

Banco Santander Chile	4,081,558	307,043

Cencosud S.A.	112,387	194,575

Colbun S.A.	587,442	132,773

Empresas CMPC S.A.	72,400	255,351

Empresas COPEC S.A.	27,556	349,875

Enel Americas S.A.	1,535,431	272,981

Enel Chile S.A.	2,025,238	212,204

Itau CorpBanca	13,490,360	118,949

Latam Airlines Group S.A.	18,924	201,205

S.A.C.I. Falabella	36,927	274,588

Sociedad Matriz del Banco de Chile S.A. Class B	263,866	128,584

Total Chile		3,231,932

China – 36.1%

51job, Inc. ADR*(a)	2,994	233,173

58.com, Inc. ADR*	8,957	588,296

AAC Technologies Holdings, Inc.	75,000	443,793

Agile Group Holdings Ltd.	176,000	284,741

Aier Eye Hospital Group Co., Ltd. Class A	55,500	280,795

Alibaba Group Holding Ltd. ADR*	121,340	22,138,483

Alibaba Pictures Group Ltd.*(a)	1,300,000	230,193

ANTA Sports Products Ltd.	96,000	653,049

Autohome, Inc. ADR*	5,712	600,445

Baidu, Inc. ADR*	26,785	4,415,507

Baozun, Inc. ADR*(a)	4,150	172,391

BYD Co., Ltd. Class A	30,300	241,175

BYD Co., Ltd. Class H(a)	60,000	361,531

Chaozhou Three-Circle Group Co., Ltd. Class A	43,200	133,325

China Biologic Products Holdings, Inc.*	2,661	242,816

China Conch Venture Holdings Ltd.	192,900	690,513

China Evergrande Group(a)	300,000	997,459

China First Capital Group Ltd.*	334,000	176,574

China Fortune Land Development Co., Ltd. Class A	51,864	239,401

China Hongqiao Group Ltd.	206,000	155,091

China Literature Ltd.*(a)(b)	39,000	182,581

China Medical System Holdings Ltd.	129,000	125,057

China Minsheng Banking Corp., Ltd. Class A	1,322,093	1,247,295

China Minsheng Banking Corp., Ltd. Class H	645,500	468,710

China Yongda Automobiles Services Holdings Ltd.	160,500	127,174

CIFI Holdings Group Co., Ltd.	416,000	315,314

Country Garden Holdings Co., Ltd.	753,000	1,176,030

CSPC Pharmaceutical Group Ltd.	442,000	822,069

Ctrip.com International Ltd. ADR*	30,931	1,351,375

Dali Foods Group Co., Ltd.(b)	198,500	148,433

East Money Information Co., Ltd. Class A	153,960	443,996

ENN Energy Holdings Ltd.	72,800	703,892

Fangda Carbon New Material Co., Ltd. Class A	44,900	150,932

Focus Media Information Technology Co., Ltd. Class A	305,800	285,314

Foshan Haitian Flavouring & Food Co., Ltd. Class A	20,500	264,479

Fosun International Ltd.	244,500	414,251

Fullshare Holdings Ltd.*(a)	112,500	15,048

Fuyao Glass Industry Group Co., Ltd. Class A	43,400	157,127

Fuyao Glass Industry Group Co., Ltd. Class H(b)	42,400	142,324

GDS Holdings Ltd. ADR*(a)	6,950	248,045

Geely Automobile Holdings Ltd.	517,000	987,904

Gemdale Corp. Class A	126,700	259,237

Genscript Biotech Corp.*	98,000	185,015

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2019

Investments	Shares	Value

GOME Retail Holdings Ltd.*(a)	1,279,000	$118,940

Great Wall Motor Co., Ltd. Class H(a)	256,500	192,458

Guangzhou R&F Properties Co., Ltd. Class H	122,800	265,625

Haier Electronics Group Co., Ltd.*	126,000	365,964

Haitian International Holdings Ltd.	75,000	170,447

Hanergy Thin Film Power Group Ltd.*†	102,000	0

Henan Shuanghui Investment & Development Co., Ltd. Class A	36,500	140,401

Hengan International Group Co., Ltd.	71,000	622,271

Hengtong Optic-electric Co., Ltd. Class A	66,560	210,173

Hollysys Automation Technologies Ltd.	6,450	135,063

Huadong Medicine Co., Ltd. Class A	31,600	153,434

Huazhu Group Ltd. ADR	10,476	441,459

Hundsun Technologies, Inc. Class A	19,800	257,982

Iflytek Co., Ltd. Class A	73,250	395,560

iQIYI, Inc. ADR*(a)	12,200	291,824

JD.com, Inc. ADR*	72,820	2,195,523

Jiangsu Hengrui Medicine Co., Ltd. Class A	85,966	836,864

Jiayuan International Group Ltd.	46,000	24,319

Kangmei Pharmaceutical Co., Ltd. Class A	107,700	167,475

Kingboard Holdings Ltd.	66,000	234,154

Kingdee International Software Group Co., Ltd.	198,000	229,026

Kingsoft Corp., Ltd.	112,000	284,781

KWG Group Holdings Ltd.	142,500	171,909

Lee & Man Paper Manufacturing Ltd.	131,000	111,643

Lepu Medical Technology Beijing Co., Ltd. Class A	41,900	165,226

Li Ning Co., Ltd.*	159,000	249,540

Logan Property Holdings Co., Ltd.	184,000	304,715

Longfor Group Holdings Ltd.	169,500	597,032

LONGi Green Energy Technology Co., Ltd. Class A	71,993	279,607

Luxshare Precision Industry Co., Ltd. Class A	83,930	309,732

Luye Pharma Group Ltd.(a)(b)	168,000	146,814

Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	61,300	169,573

Minth Group Ltd.	80,000	251,721

Momo, Inc. ADR*	14,434	551,956

NetEase, Inc. ADR	6,590	1,591,155

New Oriental Education & Technology Group, Inc. ADR*	11,970	1,078,377

Nine Dragons Paper Holdings Ltd.	151,000	143,884

OFILM Group Co., Ltd. Class A	86,700	183,200

Ping An Bank Co., Ltd. Class A	336,800	642,507

Ping An Insurance Group Co. of China Ltd. Class A	417,800	4,793,366

Ping An Insurance Group Co. of China Ltd. Class H	506,500	5,671,546

Qingdao Haier Co., Ltd. Class A	147,500	375,543

Sanan Optoelectronics Co., Ltd. Class A	97,700	213,276

Sany Heavy Industry Co., Ltd. Class A	210,300	399,934

SF Holding Co., Ltd. Class A	22,900	124,788

Shandong Weigao Group Medical Polymer Co., Ltd. Class H	280,000	267,518

Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	66,100	292,917

Shenzhen Inovance Technology Co., Ltd. Class A†	42,400	165,494

Shenzhou International Group Holdings Ltd.	75,600	1,013,143

Shimao Property Holdings Ltd.	118,000	369,034

Sichuan Kelun Pharmaceutical Co., Ltd. Class A	40,200	173,178

Sino Biopharmaceutical Ltd.	631,000	575,540

SSY Group Ltd.	196,000	182,269

Sun Art Retail Group Ltd.	204,500	199,291

Sunac China Holdings Ltd.	232,000	1,155,574

Suning.com Co., Ltd. Class A	129,100	241,095

Sunny Optical Technology Group Co., Ltd.	66,400	792,999

TAL Education Group ADR*	34,190	1,233,575

Tasly Pharmaceutical Group Co., Ltd. Class A	33,509	112,292

TBEA Co., Ltd. Class A	174,651	215,189

TCL Corp. Class A	613,400	370,585

Tencent Holdings Ltd.	535,600	24,630,934

Tianqi Lithium Corp. Class A	36,665	191,831

Tingyi Cayman Islands Holding Corp.	174,000	286,825

Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	51,730	133,632

Tunghsu Optoelectronic Technology Co., Ltd. Class A	171,500	154,141

Uni-President China Holdings Ltd.	140,000	137,326

Vipshop Holdings Ltd. ADR*	36,031	289,329

Walvax Biotechnology Co., Ltd. Class A*	42,000	159,370

Want Want China Holdings Ltd.	633,000	525,756

Weibo Corp. ADR*(a)	7,218	447,444

Wens Foodstuffs Group Co., Ltd. Class A	125,400	757,602

WH Group Ltd.(b)	804,000	860,337

Wuxi Biologics Cayman, Inc.*(b)	50,500	491,172

Xinyi Glass Holdings Ltd.	234,000	268,282

Yonghui Superstores Co., Ltd. Class A	140,100	180,123

Yonyou Network Technology Co., Ltd. Class A	50,000	252,225

Yuexiu Property Co., Ltd.	1,296,000	312,033

Yum China Holdings, Inc.	33,887	1,521,865

YY, Inc. ADR*	4,176	350,826

Zall Smart Commerce Group Ltd.*(a)	240,000	93,860

Zhejiang Dahua Technology Co., Ltd. Class A	49,700	121,436

Zhejiang Longsheng Group Co., Ltd. Class A	109,700	280,771

Zhongsheng Group Holdings Ltd.	57,500	142,689

ZTO Express Cayman, Inc. ADR	32,367	591,669

Total China		110,302,311

Czech Republic – 0.1%

Komercni Banka AS	9,916	405,177

Hong Kong – 0.1%

Chow Tai Fook Jewellery Group Ltd.	169,800	171,748

United Energy Group Ltd.(a)	880,000	170,396

Total Hong Kong		342,144

Hungary – 0.4%

OTP Bank Nyrt	25,354	1,115,275

India – 9.9%

Adani Ports & Special Economic Zone Ltd.	68,698	375,000

Ambuja Cements Ltd.	82,659	280,760

Apollo Hospitals Enterprise Ltd.	7,080	125,462

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2019

Investments	Shares	Value

Ashok Leyland Ltd.	121,898	$160,654

Asian Paints Ltd.	25,436	548,081

Aurobindo Pharma Ltd.	22,166	250,937

Avenue Supermarts Ltd.*(b)	8,257	175,343

Bajaj Auto Ltd.	6,012	252,639

Bajaj Finserv Ltd.	3,234	328,514

Bharti Airtel Ltd.	110,746	532,508

Bharti Infratel Ltd.	66,901	302,660

Biocon Ltd.	13,183	116,187

Bosch Ltd.	731	191,889

Britannia Industries Ltd.	4,998	222,610

Cadila Healthcare Ltd.	20,856	104,483

Cipla Ltd.	28,952	221,042

Dabur India Ltd.	44,945	265,226

Divi’s Laboratories Ltd.	6,266	154,047

Dr. Reddy’s Laboratories Ltd.	6,568	263,597

Eicher Motors Ltd.	1,032	306,102

Glenmark Pharmaceuticals Ltd.	15,243	142,407

Godrej Consumer Products Ltd.	33,909	335,786

Havells India Ltd.	22,694	253,066

HCL Technologies Ltd.	46,525	730,330

HDFC Life Insurance Co., Ltd.(b)	32,888	179,691

Hero MotoCorp Ltd.	7,080	260,935

Hindalco Industries Ltd.	83,133	246,609

Hindustan Unilever Ltd.	50,378	1,241,215

ICICI Bank Ltd. ADR	104,822	1,201,260

ICICI Prudential Life Insurance Co., Ltd.(b)	32,299	163,302

Indiabulls Ventures Ltd.	24,197	113,921

Infosys Ltd. ADR	236,826	2,588,508

JSW Steel Ltd.	87,734	371,136

Kotak Mahindra Bank Ltd.	58,147	1,120,132

Lupin Ltd.	18,575	198,312

Mahindra & Mahindra Ltd.	48,555	472,338

Marico Ltd.	56,075	280,598

Maruti Suzuki India Ltd.	8,135	783,561

Mindtree Ltd.	11,424	155,756

Motherson Sumi Systems Ltd.	80,855	174,724

Mphasis Ltd.	9,625	137,703

Nestle India Ltd.	1,917	303,315

Oracle Financial Services Software Ltd.	2,519	123,188

Page Industries Ltd.	522	188,171

Pidilite Industries Ltd.	12,533	225,467

Piramal Enterprises Ltd.	7,076	282,248

Reliance Industries Ltd. GDR(b)	162,275	6,507,228

Shree Cement Ltd.	845	227,704

Sun Pharmaceutical Industries Ltd.	82,733	571,876

Tata Consultancy Services Ltd.	71,427	2,063,831

Tata Steel Ltd.	23,985	180,385

Tech Mahindra Ltd.	39,521	442,647

Titan Co., Ltd.	21,957	361,914

UltraTech Cement Ltd.	8,463	488,460

United Spirits Ltd.*	23,977	191,712

UPL Ltd.	28,215	390,530

Vedanta Ltd.	133,007	354,141

Wipro Ltd.	112,708	414,551

Yes Bank Ltd.	96,405	382,837

Zee Entertainment Enterprises Ltd.	40,206	258,560

Total India		30,287,796

Indonesia – 2.1%

Adaro Energy Tbk PT	2,339,600	220,981

Astra International Tbk PT	1,963,600	1,010,068

Bank Central Asia Tbk PT	1,143,000	2,227,405

Charoen Pokphand Indonesia Tbk PT	724,100	325,438

Gudang Garam Tbk PT	40,400	236,045

Hanjaya Mandala Sampoerna Tbk PT	898,500	236,613

Indah Kiat Pulp & Paper Corp. Tbk PT	305,600	184,562

Indocement Tunggal Prakarsa Tbk PT	201,800	310,353

Indofood CBP Sukses Makmur Tbk PT	241,700	158,276

Indofood Sukses Makmur Tbk PT	556,200	249,001

Kalbe Farma Tbk PT	2,165,700	231,170

Matahari Department Store Tbk PT	190,900	54,830

Pabrik Kertas Tjiwi Kimia Tbk PT	138,300	107,076

Unilever Indonesia Tbk PT	118,400	409,287

United Tractors Tbk PT	224,500	426,455

Total Indonesia		6,387,560

Malaysia – 2.0%

AirAsia Group Bhd	337,100	219,641

Genting Malaysia Bhd	539,700	423,035

HAP Seng Consolidated Bhd	105,100	254,866

Hartalega Holdings Bhd	271,800	308,251

Hong Leong Bank Bhd	105,208	523,141

Hong Leong Financial Group Bhd	51,900	243,832

Nestle Malaysia Bhd	8,300	298,454

Press Metal Aluminium Holdings Bhd	405,000	447,410

Public Bank Bhd	444,800	2,523,348

QL Resources Bhd	131,700	221,946

Top Glove Corp. Bhd	248,800	281,557

YTL Corp. Bhd	897,958	233,150

Total Malaysia		5,978,631

Mexico – 2.5%

Alfa S.A.B. de C.V. Class A	217,477	231,295

America Movil S.A.B. de C.V. Series L	1,311,587	938,514

Arca Continental S.A.B. de C.V.	27,002	150,521

Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander Class B	135,238	184,965

Cemex S.A.B. de C.V. Series CPO*	939,860	439,466

Coca-Cola Femsa S.A.B. de C.V. Series L	34,120	225,696

El Puerto de Liverpool S.A.B. de C.V. Class C1	17,466	110,842

Fomento Economico Mexicano S.A.B. de C.V.	107,155	989,654

Gruma S.A.B. de C.V. Class B	13,350	136,408

Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	25,970	146,843

Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	25,769	228,922

Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	12,390	200,335

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2019

Investments	Shares	Value

Grupo Bimbo S.A.B. de C.V. Series A	105,668	$221,060

Grupo Carso S.A.B. de C.V. Series A1	35,704	140,423

Grupo Financiero Banorte S.A.B. de C.V. Class O	179,169	974,842

Grupo Financiero Inbursa S.A.B. de C.V. Class O	145,258	201,366

Grupo Mexico S.A.B. de C.V. Series B	217,925	599,483

Grupo Televisa S.A.B. Series CPO	129,052	286,014

Industrias Penoles S.A.B. de C.V.	9,590	119,930

Infraestructura Energetica Nova S.A.B. de C.V.	32,040	128,854

Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	98,964	168,056

Mexichem S.A.B. de C.V.	71,019	169,918

Wal-Mart de Mexico S.A.B. de C.V.	284,129	760,509

Total Mexico		7,753,916

Philippines – 1.2%

Aboitiz Equity Ventures, Inc.	155,100	174,122

Ayala Corp.	15,945	285,437

Ayala Land, Inc.	391,200	334,505

Bank of the Philippine Islands	150,260	240,943

BDO Unibank, Inc.	126,273	321,754

JG Summit Holdings, Inc.	217,980	263,602

Jollibee Foods Corp.	25,610	154,606

Manila Electric Co.	23,390	169,267

Metropolitan Bank & Trust Co.	126,309	192,194

PLDT, Inc.	5,995	131,294

SM Investments Corp.	30,545	543,307

SM Prime Holdings, Inc.	688,700	523,312

Universal Robina Corp.	64,910	187,894

Total Philippines		3,522,237

Poland – 1.1%

Alior Bank S.A.*	13,671	213,061

Bank Millennium S.A.*	88,978	207,484

Bank Polska Kasa Opieki S.A.	22,441	643,872

CCC S.A.	4,183	234,798

CD Projekt S.A.*	10,877	567,419

Cyfrowy Polsat S.A.*	36,872	246,977

Dino Polska S.A.*(b)	8,345	263,376

LPP S.A.	204	442,975

mBank S.A.	1,919	212,830

Santander Bank Polska S.A.	4,854	482,381

Total Poland		3,515,173

Russia – 4.5%

Globaltrans Investment PLC GDR Reg S	16,458	175,113

Lukoil PJSC ADR	68,182	6,109,107

Magnitogorsk Iron & Steel Works PJSC GDR Reg S	11,641	104,303

MMC Norilsk Nickel PJSC ADR	75,978	1,604,655

Mobile TeleSystems PJSC ADR	61,492	464,880

Novatek PJSC GDR Reg S	14,979	2,567,401

Novolipetsk Steel PJSC GDR Reg S	12,224	313,790

PhosAgro PJSC GDR Reg S	9,956	124,749

Polymetal International PLC	26,228	295,421

Polyus PJSC GDR Reg S	5,277	216,885

Severstal PJSC GDR Reg S	24,782	386,599

X5 Retail Group N.V. GDR Reg S	15,271	380,553

Yandex N.V. Class A*	29,153	1,001,114

Total Russia		13,744,570

South Africa – 6.0%

Absa Group Ltd.	49,883	526,113

Anglo American Platinum Ltd.	3,588	183,154

AngloGold Ashanti Ltd.	24,615	327,017

Aspen Pharmacare Holdings Ltd.	5,851	37,724

AVI Ltd.	25,155	157,493

Barloworld Ltd.	16,144	142,171

Bid Corp., Ltd.	23,014	475,560

Bidvest Group Ltd. (The)	22,050	295,860

Capitec Bank Holdings Ltd.	4,450	416,570

Clicks Group Ltd.	20,050	256,109

Discovery Ltd.	33,937	321,926

Exxaro Resources Ltd.	23,084	263,074

FirstRand Ltd.	248,365	1,084,307

Foschini Group Ltd. (The)	18,305	206,897

Gold Fields Ltd.	50,140	185,245

Impala Platinum Holdings Ltd.*	51,580	218,177

Imperial Logistics Ltd.	23,933	99,358

Investec Ltd.	30,917	180,812

Kumba Iron Ore Ltd.	5,305	158,290

Life Healthcare Group Holdings Ltd.	106,295	197,830

Mondi Ltd.	10,044	222,021

Motus Holdings Ltd.	2,055	11,659

Mr. Price Group Ltd.	14,984	196,916

MTN Group Ltd.(a)	99,763	613,053

MultiChoice Group Ltd.*	32,474	271,794

Naspers Ltd. Class N	28,317	6,542,859

Nedbank Group Ltd.	17,005	296,253

Netcare Ltd.	98,385	159,299

PSG Group Ltd.	13,912	252,266

Remgro Ltd.	35,598	457,303

Sanlam Ltd.	131,405	672,094

Sappi Ltd.	44,175	204,162

Shoprite Holdings Ltd.	31,007	341,026

SPAR Group Ltd. (The)	16,092	214,110

Standard Bank Group Ltd.	87,589	1,125,014

Tiger Brands Ltd.	13,336	245,058

Truworths International Ltd.	32,933	158,462

Vodacom Group Ltd.	42,393	327,562

Woolworths Holdings Ltd.	59,967	193,275

Total South Africa		18,237,873

South Korea – 13.9%

Amorepacific Corp.	2,441	405,364

Amorepacific Group	2,205	135,202

BNK Financial Group, Inc.	30,346	178,585

Celltrion Healthcare Co., Ltd.*(a)	3,814	224,452

Celltrion, Inc.*	6,418	1,023,397

CJ CheilJedang Corp.	658	187,238

CJ Corp.	1,376	150,922

CJ Corp. (Preference Shares)*†	167	5,395

CJ ENM Co., Ltd.	768	157,646

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2019

Investments	Shares	Value

Coway Co., Ltd.	3,818	$317,858

DB Insurance Co., Ltd.	3,508	212,316

DGB Financial Group, Inc.	20,474	147,364

Doosan Corp.	984	80,273

E-Mart, Inc.	1,394	211,231

Fila Korea Ltd.	3,315	227,795

GS Engineering & Construction Corp.	5,279	198,119

GS Holdings Corp.	5,070	235,835

Hana Financial Group, Inc.	19,591	628,238

Hankook Tire Co., Ltd.	5,679	187,365

Hanmi Science Co., Ltd.	1,967	134,125

Hanon Systems	10,578	105,771

Hanwha Chemical Corp.	9,374	172,599

HLB, Inc.*	2,418	170,417

Hotel Shilla Co., Ltd.	2,686	225,746

Hyundai Department Store Co., Ltd.	1,499	133,379

Hyundai Engineering & Construction Co., Ltd.	5,666	266,553

Hyundai Glovis Co., Ltd.	1,572	177,960

Hyundai Heavy Industries Co., Ltd.*	3,061	320,905

Hyundai Heavy Industries Holdings Co., Ltd.	648	190,101

Hyundai Marine & Fire Insurance Co., Ltd.	5,219	174,258

Hyundai Merchant Marine Co., Ltd.*	34,058	109,216

Hyundai Motor Co.	9,470	996,974

Hyundai Steel Co.	6,592	260,753

Kakao Corp.	3,621	330,168

KB Financial Group, Inc.	24,936	919,365

Kia Motors Corp.	17,114	532,975

Korea Investment Holdings Co., Ltd.	4,212	230,434

Korea Zinc Co., Ltd.	917	375,654

Korean Air Lines Co., Ltd.	4,751	133,309

KT&G Corp.	8,337	760,179

LG Chem Ltd.	3,266	1,053,084

LG Corp.	9,103	621,516

LG Display Co., Ltd.	12,302	211,337

LG Electronics, Inc.	6,897	456,316

LG Household & Health Care Ltd.	622	776,473

LG Innotek Co., Ltd.	1,184	122,562

LG Uplus Corp.	16,877	229,715

Lotte Chemical Corp.	993	254,133

Lotte Corp.	3,557	154,802

Lotte Shopping Co., Ltd.	769	120,590

LS Corp.	2,860	131,775

Medy-Tox, Inc.	368	189,268

Mirae Asset Daewoo Co., Ltd.	32,539	210,123

NAVER Corp.	8,887	970,829

NCSoft Corp.	1,153	503,822

Netmarble Corp.(b)	2,344	258,127

NH Investment & Securities Co., Ltd.	14,766	174,965

OCI Co., Ltd.	1,624	132,913

Orion Corp.	1,845	162,541

POSCO	5,140	1,145,644

S-1 Corp.	1,885	166,895

Samsung Biologics Co., Ltd.*(b)	1,096	308,494

Samsung C&T Corp.	6,268	590,852

Samsung Electro-Mechanics Co., Ltd.	3,846	354,072

Samsung Electronics Co., Ltd.	332,787	13,090,423

Samsung Engineering Co., Ltd.*	11,382	161,440

Samsung Fire & Marine Insurance Co., Ltd.	2,300	609,902

Samsung Heavy Industries Co., Ltd.*	32,244	234,636

Samsung Life Insurance Co., Ltd.	5,708	422,908

Samsung SDS Co., Ltd.	2,657	550,079

Samsung Securities Co., Ltd.	6,932	203,361

Shinhan Financial Group Co., Ltd.	31,273	1,157,137

Shinsegae, Inc.	744	221,214

SillaJen, Inc.*(a)	4,366	247,321

SK Holdings Co., Ltd.	2,287	545,004

SK Hynix, Inc.	34,556	2,258,880

SK Innovation Co., Ltd.	5,304	838,753

SK Telecom Co., Ltd.	2,518	557,904

ViroMed Co., Ltd.*	977	240,829

Yuhan Corp.	675	142,719

Total South Korea		42,418,794

Taiwan – 11.1%

Acer, Inc.*	253,000	162,124

Advantech Co., Ltd.	27,000	224,266

ASE Technology Holding Co., Ltd.*	222,062	486,338

Asia Cement Corp.	166,000	215,980

Asustek Computer, Inc.	46,000	332,830

AU Optronics Corp.	638,000	234,951

Catcher Technology Co., Ltd.	57,000	438,312

Cathay Financial Holding Co., Ltd.	549,000	800,686

Chang Hwa Commercial Bank Ltd.	399,857	239,365

Cheng Shin Rubber Industry Co., Ltd.	135,000	183,749

Chicony Electronics Co., Ltd.	65,240	151,773

China Development Financial Holding Corp.	1,139,000	380,646

China Life Insurance Co., Ltd.	228,569	193,932

Chroma ATE, Inc.	34,000	161,613

Compal Electronics, Inc.	343,000	213,119

CTBC Financial Holding Co., Ltd.	1,381,672	916,766

Delta Electronics, Inc.	130,000	670,658

E.Sun Financial Holding Co., Ltd.	701,496	540,566

Eclat Textile Co., Ltd.	15,000	201,976

Far Eastern New Century Corp.	315,080	311,292

Far EasTone Telecommunications Co., Ltd.	112,000	270,002

Feng TAY Enterprise Co., Ltd.	28,000	198,050

Formosa Chemicals & Fibre Corp.	272,000	988,433

Formosa Petrochemical Corp.	176,000	659,561

Formosa Plastics Corp.	311,000	1,104,930

Fubon Financial Holding Co., Ltd.	448,000	668,646

Highwealth Construction Corp.	105,000	173,067

Hiwin Technologies Corp.	23,064	194,567

Hon Hai Precision Industry Co., Ltd.	838,068	1,998,605

Hotai Motor Co., Ltd.	24,000	293,960

Innolux Corp.	669,000	217,063

Inventec Corp.	239,000	181,845

Largan Precision Co., Ltd.	6,000	895,508

Lite-On Technology Corp.	202,015	293,972

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

March 31, 2019

Investments	Shares	Value

Macronix International	138,742	$94,084

MediaTek, Inc.	111,000	1,017,423

Nan Ya Plastics Corp.	352,000	901,115

Nanya Technology Corp.	99,000	197,226

Novatek Microelectronics Corp.	46,000	295,518

Pegatron Corp.	141,000	243,841

Pou Chen Corp.	216,000	263,162

Powertech Technology, Inc.	76,000	179,517

President Chain Store Corp.	41,000	403,741

Quanta Computer, Inc.	186,000	348,820

Realtek Semiconductor Corp.	41,000	242,112

Shin Kong Financial Holding Co., Ltd.	847,454	249,668

SinoPac Financial Holdings Co., Ltd.	762,452	282,019

Synnex Technology International Corp.	121,000	145,260

Taishin Financial Holding Co., Ltd.	686,771	313,075

Taiwan Cement Corp.	268,600	359,493

Taiwan Mobile Co., Ltd.	112,000	405,185

Taiwan Semiconductor Manufacturing Co., Ltd.	1,265,000	10,076,329

Tatung Co., Ltd.*	134,000	105,650

Tripod Technology Corp.	35,000	112,993

Uni-President Enterprises Corp.	343,160	832,834

United Microelectronics Corp.	878,000	331,880

Walsin Technology Corp.	23,000	149,251

Wistron Corp.	264,078	203,068

WPG Holdings Ltd.	123,360	160,902

Yageo Corp.	21,396	224,231

Yuanta Financial Holding Co., Ltd.	824,236	469,342

Total Taiwan		33,806,890

Thailand – 2.2%

Advanced Info Service PCL NVDR	128,300	743,885

Bangkok Dusit Medical Services PCL NVDR	434,400	339,471

Bangkok Expressway & Metro PCL NVDR	872,100	277,555

Banpu PCL NVDR	363,500	185,559

Berli Jucker PCL NVDR	166,200	259,238

BTS Group Holdings PCL NVDR	841,300	291,612

Bumrungrad Hospital PCL NVDR	34,000	192,311

Central Pattana PCL NVDR	158,900	366,769

Charoen Pokphand Foods PCL NVDR	427,400	343,428

CP ALL PCL NVDR	478,100	1,126,138

Energy Absolute PCL NVDR	286,300	433,036

Fabrinet*	4,417	231,274

Glow Energy PCL NVDR	69,300	198,718

Gulf Energy Development PCL NVDR	85,000	255,790

Home Product Center PCL NVDR	479,300	231,079

Indorama Ventures PCL NVDR	221,400	347,082

Land & Houses PCL NVDR	598,000	201,626

Minor International PCL NVDR	263,200	323,454

Robinson PCL NVDR	61,000	112,927

True Corp. PCL NVDR	1,279,500	191,915

Total Thailand		6,652,867

Turkey – 0.6%

Akbank T.A.S.*	228,885	256,045

BIM Birlesik Magazalar AS	17,776	239,757

Enka Insaat ve Sanayi AS	140,847	114,431

Haci Omer Sabanci Holding AS	95,049	131,900

KOC Holding AS	84,321	240,145

Tupras Turkiye Petrol Rafinerileri AS	11,843	261,613

Turkcell Iletisim Hizmetleri AS	91,194	195,153

Turkiye Garanti Bankasi AS	172,794	255,080

Total Turkey		1,694,124

United Kingdom – 0.2%

Antofagasta PLC	20,788	261,668

Fresnillo PLC	9,530	108,137

Investec PLC	52,483	302,480

Mediclinic International PLC	23,463	93,188

Total United Kingdom		765,473
TOTAL COMMON STOCKS (Cost: $294,859,379)		304,492,807

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%

United States – 0.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c)
(Cost: $1,845,375)(d)	1,845,375	1,845,375

TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $296,704,754)		306,338,182

Other Assets less Liabilities – (0.4)%		(1,154,202)

NET ASSETS – 100.0%		$305,183,980
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $170,889, which represents 0.1% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,002,585 and the total market value of the collateral held by the Fund was $4,183,721. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,338,346.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.7%

Brazil – 4.2%

AES Tiete Energia S.A.	554,589	$1,578,962

Banco do Brasil S.A.	753,998	9,439,264

Banco Santander Brasil S.A.	211,894	2,394,064

BB Seguridade Participacoes S.A.	941,044	6,412,747

CCR S.A.	2,382,179	7,186,263

Cia de Saneamento Basico do Estado de Sao Paulo	420,304	4,536,004

Cia de Saneamento de Minas Gerais-COPASA	147,757	2,318,658

Cia de Saneamento do Parana	163,582	3,150,415

Cia Hering	316,030	2,427,252

Cielo S.A.	3,737,480	9,113,931

EcoRodovias Infraestrutura e Logistica S.A.	386,451	952,300

EDP – Energias do Brasil S.A.	391,382	1,707,651

Engie Brasil Energia S.A.	886,406	9,727,985

Ez Tec Empreendimentos e Participacoes S.A.	229,975	1,583,712

Fleury S.A.	305,974	1,603,893

Hypera S.A.	596,528	3,970,007

Itau Unibanco Holding S.A.	494,503	3,792,922

Mahle-Metal Leve S.A.	42,744	266,896

MRV Engenharia e Participacoes S.A.	467,611	1,680,982

Multiplus S.A.	186,545	1,286,550

Petrobras Distribuidora S.A.	440,967	2,623,117

Qualicorp Consultoria e Corretora de Seguros S.A.	706,306	2,845,769

Smiles Fidelidade S.A.	110,890	1,359,163

Transmissora Alianca de Energia Eletrica S.A.	1,174,074	7,481,829

Tupy S.A.	274,872	1,279,821

Wiz Solucoes e Corretagem de Seguros S.A.	99,231	216,734

Total Brazil		90,936,891

Chile – 0.9%

AES Gener S.A.	7,362,033	1,978,788

Aguas Andinas S.A. Class A	5,896,265	3,352,460

Banco Santander Chile	53,892,371	4,054,154

CAP S.A.	169,701	2,015,040

Colbun S.A.	19,528,827	4,413,878

Empresas Lipigas S.A.	252,583	2,053,068

Enel Generacion Chile S.A.	1,099,453	713,047

Total Chile		18,580,435

China – 28.3%

Agile Group Holdings Ltd.	2,606,000	4,216,103

Agricultural Bank of China Ltd. Class H	24,358,000	11,232,678

Anhui Expressway Co., Ltd. Class H	310,000	204,167

Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	594,100	686,908

Anhui Jinhe Industrial Co., Ltd. Class A	388,800	1,027,512

Anhui Yingjia Distillery Co., Ltd. Class A	145,600	393,888

Anxin Trust Co., Ltd. Class A	1,331,000	1,431,971

Bank of Beijing Co., Ltd. Class A	3,944,000	3,638,701

Bank of China Ltd. Class H	67,715,084	30,709,202

Bank of Communications Co., Ltd. Class H	19,683,287	16,122,846

Bank of Nanjing Co., Ltd. Class A	1,540,500	1,813,243

Baoshan Iron & Steel Co., Ltd. Class A	6,480,800	6,972,439

Beijing Capital Land Ltd. Class H(a)	834,000	318,728

Beijing Enterprises Water Group Ltd.*	8,022,000	4,956,299

Beijing Jingneng Clean Energy Co., Ltd. Class H	1,410,000	301,760

Central China Securities Co., Ltd. Class H(a)	985,000	301,148

CGN Power Co., Ltd. Class H(b)	7,034,000	1,962,364

China Aoyuan Group Ltd.	1,032,000	1,244,981

China Cinda Asset Management Co., Ltd. Class H	8,483,000	2,355,804

China CITIC Bank Corp., Ltd. Class H	11,744,000	7,480,302

China Construction Bank Corp. Class H	72,176,054	61,878,718

China Evergrande Group(a)	2,655,000	8,827,508

China Fortune Land Development Co., Ltd. Class A	301,000	1,389,396

China Gezhouba Group Co., Ltd. Class A	1,250,500	1,350,946

China Jinmao Holdings Group Ltd.	5,284,000	3,446,402

China Lesso Group Holdings Ltd.	1,168,000	755,857

China Lilang Ltd.	1,303,000	1,470,656

China Mobile Ltd.	6,080,500	61,967,274

China Oriental Group Co., Ltd.(a)	2,220,000	1,394,225

China Petroleum & Chemical Corp. Class H	60,344,000	47,583,661

China Power International Development Ltd.	9,819,000	2,514,180

China Resources Cement Holdings Ltd.	2,272,000	2,344,372

China Resources Power Holdings Co., Ltd.	3,812,000	5,730,177

China Sanjiang Fine Chemicals Co., Ltd.	2,444,000	666,267

China SCE Group Holdings Ltd.	1,420,000	739,852

China Shenhua Energy Co., Ltd. Class H	4,914,500	11,206,383

China South Publishing & Media Group Co., Ltd. Class A	677,332	1,297,173

China State Construction International Holdings Ltd.	1,986,000	1,859,515

China Suntien Green Energy Corp., Ltd. Class H	3,462,000	1,054,042

China Union Holdings Ltd. Class A	449,500	496,308

China Vanke Co., Ltd. Class H	891,800	3,748,992

China Yangtze Power Co., Ltd. Class A	4,201,700	10,547,704

China Yongda Automobiles Services Holdings Ltd.(a)	1,436,500	1,138,228

China ZhengTong Auto Services Holdings Ltd.(a)	1,294,000	718,710

China Zhongwang Holdings Ltd.(a)	4,320,800	2,355,814

Chinese Universe Publishing and Media Group Co., Ltd. Class A	577,000	1,304,222

Chongqing Changan Automobile Co., Ltd. Class A	1,340,300	1,651,392

Chongqing Rural Commercial Bank Co., Ltd. Class H	2,165,991	1,249,937

CIFI Holdings Group Co., Ltd.	3,702,000	2,805,992

CNHTC Jinan Truck Co., Ltd. Class A	181,291	483,698

CNOOC Ltd.	16,072,600	30,097,927

Country Garden Holdings Co., Ltd.	5,941,000	9,278,614

CPMC Holdings Ltd.(a)	929,000	372,786

Daqin Railway Co., Ltd. Class A	4,391,886	5,450,482

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2019

Investments	Shares	Value

Datang International Power Generation Co., Ltd. Class H	2,242,000	$599,775

DeHua TB New Decoration Materials Co., Ltd. Class A	738,100	778,716

Dongfeng Motor Group Co., Ltd. Class H	3,642,000	3,646,663

Fangda Carbon New Material Co., Ltd. Class A	2,059,700	6,923,696

Fangda Special Steel Technology Co., Ltd. Class A	679,600	1,455,231

Fantasia Holdings Group Co., Ltd.*	1,236,000	245,627

Financial Street Holdings Co., Ltd. Class A	825,100	1,053,445

Gemdale Corp. Class A	1,155,909	2,365,071

GF Securities Co., Ltd. Class H	416,200	598,059

Great Wall Motor Co., Ltd. Class H(a)	2,970,000	2,228,460

Gree Real Estate Co., Ltd. Class A	842,900	676,056

Greenland Holdings Group Co., Ltd. Class A	816,900	916,554

Guangdong Ellington Electronics Technology Co., Ltd. Class A	517,157	899,611

Guangdong Tapai Group Co., Ltd. Class A	426,600	785,886

Guangxi Guiguan Electric Power Co., Ltd. Class A	1,271,884	1,105,295

Guangzhou Automobile Group Co., Ltd. Class H	4,406,000	5,203,042

Guangzhou R&F Properties Co., Ltd. Class H	1,018,800	2,203,737

Guizhou Panjiang Refined Coal Co., Ltd. Class A	1,339,180	1,125,914

Guotai Junan International Holdings Ltd.(a)	1,970,000	399,022

Harbin Pharmaceutical Group Co., Ltd. Class A	2,397,615	2,226,291

Hebei Chengde Lolo Co. Class A	504,920	677,715

Henan Shuanghui Investment & Development Co., Ltd. Class A	535,037	2,058,080

Hisense Home Appliances Group Co., Ltd. Class H	403,000	566,770

HLA Corp., Ltd. Class A	875,104	1,272,249

Hopson Development Holdings Ltd.	670,000	652,934

Huabao International Holdings Ltd.	935,000	474,054

Huafa Industrial Co., Ltd. Zhuhai Class A	544,000	751,216

Huafu Fashion Co., Ltd. Class A	366,370	423,603

Huapont Life Sciences Co., Ltd. Class A	2,489,000	2,185,218

Huayu Automotive Systems Co., Ltd. Class A	848,000	2,571,685

Industrial & Commercial Bank of China Ltd. Class H	58,233,823	42,655,620

Industrial Bank Co., Ltd. Class A	4,572,712	12,363,646

Jiangsu Expressway Co., Ltd. Class H	1,616,527	2,285,804

Jinke Properties Group Co., Ltd. Class A	941,300	1,022,513

JNBY Design Ltd.	238,500	479,434

Joyoung Co., Ltd. Class A	268,064	920,246

Kaisa Group Holdings Ltd.*(a)	1,513,000	686,155

Kingboard Holdings Ltd.	1,056,000	3,746,470

Kingboard Laminates Holdings Ltd.	2,310,500	2,428,248

KWG Group Holdings Ltd.	2,206,500	2,661,871

Lee & Man Paper Manufacturing Ltd.	2,496,000	2,127,178

Lenovo Group Ltd.	9,852,000	8,860,581

Liuzhou Iron & Steel Co., Ltd. Class A	491,400	574,745

Livzon Pharmaceutical Group, Inc. Class H	182,500	634,686

Logan Property Holdings Co., Ltd.	1,262,000	2,089,950

Lonking Holdings Ltd.	2,922,000	945,468

Maanshan Iron & Steel Co., Ltd. Class H(a)	2,268,000	1,109,449

Nine Dragons Paper Holdings Ltd.	2,459,000	2,343,113

Ningbo Sanxing Medical Electric Co., Ltd. Class A	873,465	928,029

Poly Property Group Co., Ltd.	1,051,000	409,692

Powerlong Real Estate Holdings Ltd.	1,973,000	1,033,004

Red Star Macalline Group Corp., Ltd. Class H(b)	1,035,000	1,000,726

RiseSun Real Estate Development Co., Ltd. Class A	690,600	1,156,104

SAIC Motor Corp., Ltd. Class A	2,715,478	10,534,286

Sansteel Minguang Co., Ltd. Fujian Class A	674,396	1,654,830

Shaanxi Coal Industry Co., Ltd. Class A	2,639,600	3,499,723

Shandong Buchang Pharmaceuticals Co., Ltd. Class A	250,820	1,081,256

Shandong Chenming Paper Holdings Ltd. Class H	1,327,500	854,002

Shandong Hi-speed Co., Ltd. Class A	778,100	585,873

Shanghai Industrial Holdings Ltd.	586,000	1,379,535

Shanghai Zijiang Enterprise Group Co., Ltd. Class A	2,429,100	1,669,957

Shanxi Lu’an Environmental Energy Development Co., Ltd. Class A	798,900	930,833

Shanying International Holding Co., Ltd. Class A	2,407,200	1,418,486

Shenzhen Expressway Co., Ltd. Class H	984,000	1,153,230

Shenzhen Investment Ltd.	3,238,000	1,237,460

Shenzhen Jinjia Group Co., Ltd. Class A	1,177,900	2,487,188

Shenzhen Overseas Chinese Town Co., Ltd. Class A	1,955,300	2,240,381

Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	2,849,600	2,141,377

Shimao Property Holdings Ltd.	1,177,000	3,680,960

Shougang Fushan Resources Group Ltd.	9,600,000	2,201,288

Shui On Land Ltd.	2,243,000	554,325

Sino-Ocean Group Holding Ltd.	3,683,500	1,614,181

Sinopec Shanghai Petrochemical Co., Ltd. Class H	7,886,000	3,757,175

Sinotruk Hong Kong Ltd.(a)	895,500	1,905,089

SITC International Holdings Co., Ltd.	1,967,000	2,019,633

Sou Yu Te Group Co., Ltd. Class A	1,487,300	781,252

TCL Corp. Class A	4,516,600	2,728,698

TCL Electronics Holdings Ltd.	1,098,000	600,057

Tianneng Power International Ltd.	924,000	831,017

Tongling Jingda Special Magnet Wire Co., Ltd. Class A	1,007,700	536,824

Weichai Power Co., Ltd. Class H	2,774,000	4,431,361

Weifu High-Technology Group Co., Ltd. Class A	279,500	960,337

WH Group Ltd.(b)	10,730,000	11,481,857

Xingda International Holdings Ltd.	1,477,000	464,741

Xinyi Glass Holdings Ltd.	4,090,000	4,689,202

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2019

Investments	Shares	Value

Xinyi Solar Holdings Ltd.	5,984,000	$2,881,486

Xiwang Special Steel Co., Ltd.	2,567,000	500,323

XTEP International Holdings Ltd.	1,958,400	1,399,579

Yanzhou Coal Mining Co., Ltd. Class H	2,682,000	2,634,185

Yuexiu Property Co., Ltd.	3,940,000	948,617

Yuzhou Properties Co., Ltd.	2,571,000	1,552,435

Zhejiang Chint Electrics Co., Ltd. Class A	405,500	1,617,124

Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	482,600	580,970

Zhuzhou Kibing Group Co., Ltd. Class A	1,140,600	760,377

Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	1,497,400	742,028

Total China		615,804,399

Czech Republic – 0.7%

CEZ AS	428,366	10,064,479

Komercni Banka AS	81,085	3,313,210

Moneta Money Bank AS(b)	322,573	1,113,343

O2 Czech Republic AS	24,544	266,193

Total Czech Republic		14,757,225

Hong Kong – 0.2%

Chow Tai Fook Jewellery Group Ltd.	2,187,200	2,212,290

Stella International Holdings Ltd.	1,045,500	1,571,590

Total Hong Kong		3,783,880

Hungary – 0.1%

Magyar Telekom Telecommunications PLC	964,297	1,555,313

India – 3.6%

Bharat Petroleum Corp., Ltd.	2,162,427	12,409,569

Bharti Infratel Ltd.	1,490,727	6,744,047

Chennai Petroleum Corp., Ltd.	15,947	62,913

Coal India Ltd.	3,334,312	11,416,800

Greaves Cotton Ltd.	508,823	1,022,420

Hindustan Petroleum Corp., Ltd.	1,807,910	7,407,799

Indian Oil Corp., Ltd.	7,159,675	16,830,791

Mangalore Refinery & Petrochemicals Ltd.	33,818	36,271

National Aluminium Co., Ltd.	1,726,552	1,381,989

NHPC Ltd.	6,858,763	2,445,492

NLC India Ltd.	143,155	143,413

Oil India Ltd.	674,561	1,805,808

Vedanta Ltd.	6,488,312	17,275,628

Total India		78,982,940

Indonesia – 2.1%

Adaro Energy Tbk PT	43,538,700	4,112,328

AKR Corporindo Tbk PT	3,650,300	1,209,931

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT*	4,178,700	589,831

Bukit Asam Tbk PT	8,601,400	2,536,930

Indika Energy Tbk PT	3,554,400	455,532

Indo Tambangraya Megah Tbk PT	1,451,100	2,438,031

Indocement Tunggal Prakarsa Tbk PT	3,702,000	5,693,385

Matahari Department Store Tbk PT	6,813,800	1,957,053

Telekomunikasi Indonesia Persero Tbk PT	88,861,100	24,648,971

Waskita Beton Precast Tbk PT	44,332,900	1,251,533

Total Indonesia		44,893,525

Malaysia – 2.6%

AirAsia Group Bhd	3,671,800	2,392,404

Astro Malaysia Holdings Bhd	7,581,500	2,841,322

Berjaya Sports Toto Bhd	1,187,772	704,080

Bermaz Auto Bhd	1,772,500	981,225

British American Tobacco Malaysia Bhd	294,097	2,603,470

CIMB Group Holdings Bhd	4,070,600	5,134,988

DiGi.Com Bhd	2,683,747	2,991,071

Lotte Chemical Titan Holding Bhd(b)	1,498,200	1,504,622

Mah Sing Group Bhd	1,377,800	313,865

Malayan Banking Bhd	7,155,865	16,248,590

MISC Bhd	3,167,200	5,190,096

Sime Darby Bhd	12,184,400	5,909,049

SP Setia Bhd	1,845,293	1,026,042

Sunway Bhd	1,754,900	722,163

Sunway Construction Group Bhd	908,000	424,808

Telekom Malaysia Bhd	5,829,600	4,569,435

YTL Corp. Bhd	8,961,078	2,326,698

YTL Power International Bhd	7,209,396	1,518,697

Total Malaysia		57,402,625

Mexico – 1.5%

Concentradora Fibra Danhos S.A. de C.V.	1,832,766	2,617,225

Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	747,383	6,639,466

Grupo Mexico S.A.B. de C.V. Series B	6,183,018	17,008,678

Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	2,278,387	3,869,059

Macquarie Mexico Real Estate Management S.A. de C.V.*(b)	1,872,860	2,030,480

Nemak S.A.B. de C.V.(a)(b)	1,828,115	1,058,370

Total Mexico		33,223,278

Philippines – 0.5%

Aboitiz Power Corp.	3,609,200	2,433,169

DMCI Holdings, Inc.	8,306,700	1,898,313

Globe Telecom, Inc.	7,370	272,006

Manila Electric Co.	114,780	830,630

PLDT, Inc.	194,429	4,258,110

Semirara Mining & Power Corp.	4,567,600	1,909,328

Total Philippines		11,601,556

Poland – 1.0%

Asseco Poland S.A.	132,958	1,799,893

Bank Handlowy w Warszawie S.A.	105,044	1,849,439

Bank Polska Kasa Opieki S.A.	277,964	7,975,283

Ciech S.A.	157,435	2,203,109

Powszechny Zaklad Ubezpieczen S.A.	691,511	7,304,979

Warsaw Stock Exchange	21,288	216,553

Total Poland		21,349,256

Russia – 16.3%

Gazprom Neft PJSC ADR	69,954	1,720,868

Gazprom PJSC ADR	11,059,465	49,922,425

Lukoil PJSC ADR	670,094	60,040,422

Magnit PJSC GDR Reg S	736,954	10,391,051

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2019

Investments	Shares	Value

Magnitogorsk Iron & Steel Works PJSC GDR Reg S	494,396	$4,429,788

MMC Norilsk Nickel PJSC ADR	2,756,134	58,209,550

Mobile TeleSystems PJSC ADR	1,817,609	13,741,124

Novolipetsk Steel PJSC GDR Reg S	334,376	8,583,432

PhosAgro PJSC GDR Reg S	165,871	2,078,364

Polyus PJSC GDR Reg S	121,233	4,982,676

Rosneft Oil Co. PJSC GDR Reg S	2,018,403	12,675,571

Rostelecom PJSC ADR	378,854	2,473,917

RusHydro PJSC ADR	2,509,313	1,794,159

Sberbank of Russia PJSC ADR	3,373,725	44,735,593

Severstal PJSC GDR Reg S	959,536	14,968,762

Tatneft PJSC ADR	865,303	59,878,968

VTB Bank PJSC GDR Reg S	3,602,243	4,113,762

Total Russia		354,740,432

South Africa – 6.9%

Absa Group Ltd.(a)	1,015,808	10,713,662

Aeci Ltd.	291,907	1,938,321

African Rainbow Minerals Ltd.	40,228	473,377

Alexander Forbes Group Holdings Ltd.	1,441,577	502,809

Assore Ltd.	19,021	493,290

Astral Foods Ltd.	120,790	1,404,460

AVI Ltd.	616,763	3,861,491

Blue Label Telecoms Ltd.*	1,131,425	294,208

Coronation Fund Managers Ltd.	476,903	1,519,211

Exxaro Resources Ltd.	617,563	7,037,981

FirstRand Ltd.(a)	2,873,459	12,544,889

Foschini Group Ltd. (The)	433,672	4,901,693

Hyprop Investments Ltd.	392,784	1,919,627

Imperial Logistics Ltd.(a)	251,848	1,045,550

Investec Ltd.	246,843	1,443,615

Kumba Iron Ore Ltd.(a)	221,263	6,602,026

Liberty Holdings Ltd.	272,378	1,908,181

Metair Investments Ltd.	127,094	201,729

MTN Group Ltd.(a)	4,502,451	27,668,004

Nedbank Group Ltd.	306,884	5,346,384

Netcare Ltd.	2,513,036	4,068,953

Peregrine Holdings Ltd.	336,319	438,436

Reunert Ltd.	55,101	271,278

RMB Holdings Ltd.	1,002,424	5,281,385

SPAR Group Ltd. (The)	271,469	3,611,994

Standard Bank Group Ltd.	1,577,828	20,266,002

Telkom S.A. SOC Ltd.	1,028,323	5,199,640

Truworths International Ltd.	1,041,433	5,011,011

Tsogo Sun Holdings Ltd.	1,271,631	1,702,709

Vodacom Group Ltd.	1,549,076	11,969,388

Total South Africa		149,641,304

South Korea – 1.2%

Coway Co., Ltd.	105,440	8,778,152

Daishin Securities Co., Ltd.	35,060	339,759

Doosan Corp.	20,247	1,651,724

Huchems Fine Chemical Corp.	64,934	1,275,683

KEPCO Plant Service & Engineering Co., Ltd.	32,840	1,006,812

Kumho Industrial Co., Ltd.	36,669	308,832

Meritz Financial Group, Inc.	32,334	404,495

Meritz Fire & Marine Insurance Co., Ltd.	40,052	857,425

Orange Life Insurance Ltd.(b)	57,384	1,819,949

S-Oil Corp.	78,149	6,168,752

Seah Besteel Corp.	71,920	1,213,345

Ssangyong Cement Industrial Co., Ltd.	316,074	1,782,111

Total South Korea		25,607,039

Taiwan – 25.2%

Accton Technology Corp.(a)	969,000	3,914,294

Alpha Networks, Inc.(a)	993,000	637,933

Asustek Computer, Inc.	1,808,000	13,081,683

Aten International Co., Ltd.	329,000	1,017,300

AU Optronics Corp.(a)	44,039,000	16,217,863

Cathay Financial Holding Co., Ltd.	8,540,000	12,455,119

Chang Wah Electromaterials, Inc.	89,000	454,811

Charoen Pokphand Enterprise	623,000	1,047,076

Cheng Shin Rubber Industry Co., Ltd.(a)	3,807,000	5,181,735

Chicony Electronics Co., Ltd.	1,978,386	4,602,465

Chicony Power Technology Co., Ltd.(a)	636,045	1,178,377

Chin-Poon Industrial Co., Ltd.	928,000	1,147,184

China Development Financial Holding Corp.	11,163,000	3,730,598

China General Plastics Corp.	845,300	622,583

Chong Hong Construction Co., Ltd.	478,000	1,395,824

Chung-Hsin Electric & Machinery Manufacturing Corp.	841,000	563,477

Chunghwa Telecom Co., Ltd.	5,836,000	20,734,316

Cleanaway Co., Ltd.	388,000	2,177,901

Compal Electronics, Inc.	8,233,000	5,115,490

Compeq Manufacturing Co., Ltd.(a)	2,554,000	1,963,946

Continental Holdings Corp.	1,810,000	927,889

CTBC Financial Holding Co., Ltd.	20,584,000	13,657,884

CTCI Corp.	1,872,000	2,915,462

Da-Li Development Co., Ltd.	488,000	524,093

Elite Advanced Laser Corp.	159,500	352,944

Elite Material Co., Ltd.	802,000	2,771,305

Elite Semiconductor Memory Technology, Inc.	598,000	612,154

Everlight Electronics Co., Ltd.	1,450,000	1,470,207

Far Eastern Department Stores Ltd.	2,906,000	1,546,321

Far EasTone Telecommunications Co., Ltd.	2,645,000	6,376,389

Faraday Technology Corp.(a)	499,000	721,288

Feng Hsin Steel Co., Ltd.	98,000	192,054

First Financial Holding Co., Ltd.	11,884,585	8,136,297

FLEXium Interconnect, Inc.(a)	670,000	2,017,359

Formosa Chemicals & Fibre Corp.	8,712,000	31,658,928

Formosa International Hotels Corp.	40,000	205,707

Formosa Petrochemical Corp.(a)	2,886,000	10,815,301

Formosa Plastics Corp.	9,329,000	33,144,352

Foxsemicon Integrated Technology, Inc.	118,000	526,435

Fubon Financial Holding Co., Ltd.	7,111,000	10,613,261

Getac Technology Corp.(a)	1,177,000	1,962,908

Gigabyte Technology Co., Ltd.(a)	1,929,000	3,073,081

Global PMX Co., Ltd.	99,000	391,882

Great Wall Enterprise Co., Ltd.	483,150	553,372

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2019

Investments	Shares	Value

Greatek Electronics, Inc.	1,277,000	$1,760,922

HannStar Display Corp.(a)	8,008,000	1,772,021

Highwealth Construction Corp.	2,307,000	3,802,521

Hotai Motor Co., Ltd.(a)	781,000	9,565,954

Huaku Development Co., Ltd.(a)	534,000	1,282,134

Hung Sheng Construction Ltd.	857,800	826,614

Innolux Corp.(a)	30,310,000	9,834,363

Inventec Corp.	8,578,000	6,526,633

ITEQ Corp.	615,000	1,771,937

KEE TAI Properties Co., Ltd.	868,000	336,549

Kenda Rubber Industrial Co., Ltd.	1,393,543	1,336,098

King Yuan Electronics Co., Ltd.(a)	2,786,000	2,372,852

King’s Town Bank Co., Ltd.	1,454,000	1,509,645

Kinik Co.	296,000	586,804

Kung Long Batteries Industrial Co., Ltd.	162,000	880,420

L&K Engineering Co., Ltd.	375,000	351,024

Lealea Enterprise Co., Ltd.	1,470,000	486,494

Lelon Electronics Corp.	145,000	190,304

Lien Hwa Industrial Corp.	464,908	507,589

Lion Travel Service Co., Ltd.	168,000	479,681

Lite-On Semiconductor Corp.	497,000	561,978

Marketech International Corp.	279,000	485,210

Mega Financial Holding Co., Ltd.	10,272,302	9,348,910

Merry Electronics Co., Ltd.	784,275	4,300,465

Micro-Star International Co., Ltd.(a)	1,570,000	4,406,320

momo.com, Inc.	73,000	602,797

Namchow Holdings Co., Ltd.	909,000	1,574,945

Nan Ya Plastics Corp.	14,513,000	37,153,054

Nanya Technology Corp.(a)	2,971,000	5,918,768

Nien Made Enterprise Co., Ltd.	327,000	2,880,566

Novatek Microelectronics Corp.	1,367,000	8,782,012

Nuvoton Technology Corp.	189,000	317,652

Oriental Union Chemical Corp.	1,525,000	1,291,429

Pegatron Corp.(a)	6,024,000	10,417,715

Pou Chen Corp.	6,833,000	8,324,951

Powertech Technology, Inc.	1,864,000	4,402,888

President Chain Store Corp.	1,695,000	16,691,244

Primax Electronics Ltd.(a)	1,017,000	2,002,949

Qisda Corp.	4,163,000	2,667,681

Quanta Computer, Inc.	7,291,990	13,675,217

Radiant Opto-Electronics Corp.(a)	1,356,170	4,338,618

Rechi Precision Co., Ltd.	1,277,000	1,048,267

Ruentex Industries Ltd.	1,167,600	3,064,806

Sanyang Motor Co., Ltd.	854,000	559,718

Sercomm Corp.(a)	675,000	1,478,318

Shinkong Insurance Co., Ltd.	432,000	546,649

Sigurd Microelectronics Corp.	668,000	652,384

Sinbon Electronics Co., Ltd.	384,000	1,289,531

Sinon Corp.	3,561,000	2,102,828

SinoPac Financial Holdings Co., Ltd.	10,901,440	4,032,265

Sitronix Technology Corp.	276,000	1,267,144

Sunonwealth Electric Machine Industry Co., Ltd.	92,000	105,371

Supreme Electronics Co., Ltd.	1,507,000	1,535,335

Synnex Technology International Corp.	3,502,000	4,204,150

Systex Corp.	278,000	612,456

Taichung Commercial Bank Co., Ltd.	348,813	129,020

Taiflex Scientific Co., Ltd.	564,000	705,446

Taiwan Cogeneration Corp.	772,000	662,527

Taiwan Cooperative Financial Holding Co., Ltd.	9,008,320	5,699,526

Taiwan Hon Chuan Enterprise Co., Ltd.	1,402,000	2,235,794

Taiwan Mobile Co., Ltd.	3,101,253	11,219,471

Taiwan Paiho Ltd.	534,000	1,240,551

Taiwan PCB Techvest Co., Ltd.	213,000	255,361

Taiyen Biotech Co., Ltd.	1,025,000	1,062,564

Thinking Electronic Industrial Co., Ltd.	81,000	222,076

Tong Hsing Electronic Industries Ltd.	359,000	1,205,577

Tong Yang Industry Co., Ltd.	782,000	1,003,491

Topco Scientific Co., Ltd.	459,435	1,189,563

Transcend Information, Inc.	783,000	1,778,362

Tripod Technology Corp.	1,316,000	4,248,536

TXC Corp.	812,000	849,662

TYC Brother Industrial Co., Ltd.	186,000	161,133

Uni-President Enterprises Corp.	14,781,000	35,872,838

United Microelectronics Corp.(a)	22,497,000	8,503,757

UPC Technology Corp.	3,963,680	1,601,136

Walsin Lihwa Corp.	6,072,000	3,477,257

Waterland Financial Holdings Co., Ltd.	4,501,000	1,533,411

Weikeng Industrial Co., Ltd.	540,000	359,177

Winbond Electronics Corp.(a)	8,820,000	4,221,054

Wistron Corp.(a)	6,989,561	5,374,754

Wistron NeWeb Corp.	612,840	1,610,618

Wowprime Corp.	103,000	310,800

WPG Holdings Ltd.	3,868,280	5,045,501

YFY, Inc.	5,396,000	2,074,678

Yungtay Engineering Co., Ltd.	531,000	1,102,643

Zeng Hsing Industrial Co., Ltd.	100,000	486,689

Total Taiwan		546,674,971

Thailand – 2.6%

AP Thailand PCL NVDR	7,011,300	1,557,576

Bangchak Corp. PCL NVDR(a)	1,773,300	1,802,077

Bangkok Land PCL NVDR	33,852,800	1,674,772

Big Camera Corp. PCL NVDR(a)	12,567,941	506,916

BTS Group Holdings PCL NVDR	7,787,443	2,699,287

Esso Thailand PCL NVDR(a)	4,033,300	1,398,024

Glow Energy PCL NVDR	713,900	2,047,106

Hana Microelectronics PCL NVDR(a)	1,558,100	1,522,014

IRPC PCL NVDR	10,531,600	1,908,199

Jasmine International PCL NVDR(a)	11,659,600	1,983,987

KGI Securities Thailand PCL NVDR	13,571,700	2,078,414

LPN Development PCL NVDR(a)	5,711,400	1,232,806

Major Cineplex Group PCL NVDR	2,505,300	2,210,443

Pruksa Holding PCL NVDR(a)	2,874,000	1,630,124

PTT Global Chemical PCL NVDR	2,561,034	5,427,116

Quality Houses PCL NVDR	18,759,400	1,749,734

Ratchaburi Electricity Generating Holding PCL NVDR	1,174,300	2,164,694

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

March 31, 2019

Investments	Shares	Value

Sansiri PCL NVDR(a)	36,814,200	$1,519,666

Siam Cement PCL (The) NVDR	155,600	2,363,296

Siam Commercial Bank PCL (The) NVDR	610,900	2,541,005

Siamgas & Petrochemicals PCL NVDR(a)	4,856,400	1,407,874

Somboon Advance Technology PCL NVDR	1,425,200	799,387

SPCG PCL NVDR	2,962,100	1,717,430

Star Petroleum Refining PCL NVDR(a)	4,685,338	1,609,270

Thai Oil PCL NVDR	1,091,700	2,390,835

Thai Vegetable Oil PCL NVDR	2,068,797	1,743,826

Thanachart Capital PCL NVDR	1,158,600	1,989,718

Tisco Financial Group PCL NVDR	745,500	2,073,117

TPI Polene Power PCL NVDR(a)	9,425,600	1,811,759

TTW PCL NVDR	4,827,077	1,855,691

Total Thailand		57,416,163

Turkey – 1.8%

Akbank T.A.S.*	3,423,021	3,829,208

Aksa Akrilik Kimya Sanayii AS	382,673	621,803

Aygaz AS	323,683	551,732

Borusan Mannesmann Boru Sanayi ve Ticaret AS	343,772	581,107

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,648,232	987,998

Eregli Demir ve Celik Fabrikalari T.A.S.	4,657,891	7,519,110

Ford Otomotiv Sanayi AS	125,222	1,081,197

Iskenderun Demir ve Celik AS(a)	843,839	1,067,943

Tofas Turk Otomobil Fabrikasi AS	295,851	895,995

Tupras Turkiye Petrol Rafinerileri AS	445,758	9,846,821

Turkcell Iletisim Hizmetleri AS	3,679,270	7,873,544

Turkiye Garanti Bankasi AS	2,199,589	3,247,057

Vestel Beyaz Esya Sanayi ve Ticaret AS	88,554	264,897

Total Turkey		38,368,412
TOTAL COMMON STOCKS (Cost: $2,056,341,795)		2,165,319,644

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree Global High Dividend Fund(a)(c)
(Cost: $2,254,420)	50,000	2,304,355

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%

United States – 1.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(d)
(Cost: $28,284,557)(e)	28,284,557	28,284,557

TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $2,086,880,772)		2,195,908,556

Other Assets less Liabilities – (1.1)%		(22,902,776)

NET ASSETS – 100.0%		$2,173,005,780
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(e)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $115,479,838 and the total market value of the collateral held by the Fund was $130,887,792. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $102,603,235.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Banco De Investimentos Credit Suisse (Brasil) S.A.	4/3/2019	1,411,804	BRL	362,820	USD	$—	$(47)
Citibank N.A.	4/1/2019	423,149	MXN	21,781	USD	33	—
Credit Suisse International	4/1/2019	117,538,137	KRW	103,512	USD	37	—
Deutsche Bank AG	4/1/2019	68,186,442	TWD	2,212,050	USD	323	—
Merrill Lynch International	4/2/2019	949,121	MYR	232,628	USD	—	(142)
Morgan Stanley & Co. International	4/1/2019	3,355,130	CNY	499,311	USD	—	(50)
Morgan Stanley & Co. International	4/1/2019	1,106,040	USD	15,964,653	ZAR	—	(983)
Royal Bank of Canada	4/1/2019	1,082,933	USD	6,070,163	TRY	8,492	—
State Street Bank and Trust	4/2/2019	22,357,648	INR	323,190	USD	—	(453)
						$8,885	$(1,675)

CURRENCY LEGEND

BRL	Brazilian real
CNY	Chinese yuan
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
TRY	Turkish new lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments

WisdomTree Emerging Markets Multifactor Fund (EMMF)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.5%

Brazil – 6.2%

Banco Santander Brasil S.A.	6,447	$72,841

Cia Brasileira de Distribuicao (Preference Shares)	2,000	47,003

Hypera S.A.	17,933	119,347

IRB Brasil Resseguros S.A.	11,908	279,211

Itausa – Investimentos Itau S.A. (Preference Shares)	24,386	75,068

Lojas Renner S.A.	8,008	90,128

Magazine Luiza S.A.	1,035	45,970

Sul America S.A.	31,260	239,368

Telefonica Brasil S.A. (Preference Shares)	8,544	104,283

TIM Participacoes S.A.	30,304	91,807

Total Brazil		1,165,026

Chile – 0.4%

Embotelladora Andina S.A. Class B, (Preference Shares)	22,222	81,152

China – 37.4%

Agricultural Bank of China Ltd. Class H	152,000	70,095

Angang Steel Co., Ltd. Class H	84,000	61,422

Anhui Conch Cement Co., Ltd. Class H	12,500	76,354

ANTA Sports Products Ltd.	7,000	47,618

Bank of China Ltd. Class H	149,000	67,572

Bank of Communications Co., Ltd. Class H	286,000	234,266

Bank of Guiyang Co., Ltd. Class A	30,200	58,646

Bank of Jiangsu Co., Ltd. Class A	50,500	53,579

Bank of Nanjing Co., Ltd. Class A	52,300	61,560

Bank of Ningbo Co., Ltd. Class A	14,800	46,777

Baoshan Iron & Steel Co., Ltd. Class A	59,300	63,799

BYD Electronic International Co., Ltd.	84,500	108,936

China Cinda Asset Management Co., Ltd. Class H	716,000	198,839

China CITIC Bank Corp., Ltd. Class H	334,000	212,740

China Coal Energy Co., Ltd. Class H	201,000	83,217

China Communications Construction Co., Ltd. Class H	147,000	152,057

China Construction Bank Corp. Class H	218,000	186,898

China Everbright Bank Co., Ltd. Class H	404,000	190,936

China International Capital Corp., Ltd. Class H(a)	10,400	24,086

China Longyuan Power Group Corp., Ltd. Class H	169,000	117,547

China Medical System Holdings Ltd.	46,000	44,594

China Mengniu Dairy Co., Ltd.*	10,000	37,198

China Merchants Bank Co., Ltd. Class H	13,000	63,179

China Minsheng Banking Corp., Ltd. Class H	101,500	73,701

China Mobile Ltd.	16,000	163,058

China Oriental Group Co., Ltd.	92,000	57,779

China Pacific Insurance Group Co., Ltd. Class H	17,400	68,270

China Railway Construction Corp., Ltd. Class H	33,000	43,216

China Railway Group Ltd. Class H	202,000	184,246

China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	16,100	69,094

China Shenhua Energy Co., Ltd. Class H	31,000	70,688

China Taiping Insurance Holdings Co., Ltd.	10,400	31,001

China Telecom Corp., Ltd. Class H	290,000	161,071

China Unicom Hong Kong Ltd.	110,000	139,428

Chongqing Rural Commercial Bank Co., Ltd. Class H	69,000	39,818

CITIC Ltd.	99,000	147,807

CNOOC Ltd.	86,000	161,046

Dali Foods Group Co., Ltd.(a)	74,500	55,709

Daqin Railway Co., Ltd. Class A	70,100	86,997

Dongfeng Motor Group Co., Ltd. Class H	112,000	112,143

Fuyao Glass Industry Group Co., Ltd. Class H(a)	17,600	59,078

Gree Electric Appliances, Inc. of Zhuhai Class A	7,300	51,283

Greenland Holdings Group Co., Ltd. Class A	73,900	82,915

Guotai Junan Securities Co., Ltd. Class H(a)	21,400	47,707

Huaneng Renewables Corp., Ltd. Class H	188,000	52,209

Huatai Securities Co., Ltd. Class H(a)	22,800	45,600

Industrial & Commercial Bank of China Ltd. Class H	97,000	71,051

Industrial Bank Co., Ltd. Class A	21,600	58,402

Inner Mongolia Yitai Coal Co., Ltd. Class B	114,800	141,319

Jiangsu Expressway Co., Ltd. Class H	76,000	107,466

Jiangxi Copper Co., Ltd. Class H	80,000	106,192

Jiayuan International Group Ltd.	6,000	3,172

Jinke Properties Group Co., Ltd. Class A	82,700	89,835

Kunlun Energy Co., Ltd.	112,000	116,994

Lee & Man Paper Manufacturing Ltd.	94,000	80,110

Lenovo Group Ltd.	154,000	138,503

Maanshan Iron & Steel Co., Ltd. Class H	150,000	73,376

Metallurgical Corp. of China Ltd. Class H	346,000	102,258

New China Life Insurance Co., Ltd. Class H	6,500	33,121

Noah Holdings Ltd. ADR*	800	38,768

People’s Insurance Co. Group of China Ltd. (The) Class H	110,000	47,083

PetroChina Co., Ltd. Class H	122,000	79,106

Ping An Insurance Group Co. of China Ltd. Class H	7,000	78,383

Postal Savings Bank of China Co., Ltd. Class H(a)	111,000	63,490

RiseSun Real Estate Development Co., Ltd. Class A	28,500	47,711

Shaanxi Coal Industry Co., Ltd. Class A	46,400	61,520

Shandong Buchang Pharmaceuticals Co., Ltd. Class A	15,700	67,681

Shanghai Industrial Holdings Ltd.	62,000	145,958

Shanghai Pharmaceuticals Holding Co., Ltd. Class H	43,200	94,105

Shui On Land Ltd.	383,500	94,776

Sinopec Shanghai Petrochemical Co., Ltd. Class H	264,000	125,779

Sun Art Retail Group Ltd.	25,500	24,850

Tingyi Cayman Islands Holding Corp.	16,000	26,375

Tong Ren Tang Technologies Co., Ltd. Class H	71,000	95,331

Weichai Power Co., Ltd. Class H	35,000	55,911

Weifu High-Technology Group Co., Ltd. Class A	22,800	78,339

Yanzhou Coal Mining Co., Ltd. Class H	38,000	37,323

Yum China Holdings, Inc.	2,371	106,482

Yuzhou Properties Co., Ltd.	128,000	77,290

Zhejiang Expressway Co., Ltd. Class H	96,000	110,064

Zhongsheng Group Holdings Ltd.	15,000	37,223

Zijin Mining Group Co., Ltd. Class H	208,000	86,115

Total China		7,067,241

Hungary – 0.6%

MOL Hungarian Oil & Gas PLC	9,624	110,136

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

March 31, 2019

Investments	Shares	Value

India – 10.5%

Bajaj Auto Ltd.	2,260	$94,971

Coal India Ltd.	25,531	87,419

Dr. Reddy’s Laboratories Ltd.	664	26,649

Dr. Reddy’s Laboratories Ltd. ADR	1,829	74,074

GAIL India Ltd.	14,917	74,860

HCL Technologies Ltd.	12,778	200,584

Infosys Ltd. ADR	17,339	189,515

JSW Steel Ltd.	1,915	8,101

Nestle India Ltd.	493	78,004

Oil & Natural Gas Corp., Ltd.	45,273	104,401

Petronet LNG Ltd.	30,329	110,130

Power Grid Corp. of India Ltd.	38,233	109,221

Tata Consultancy Services Ltd.	6,359	183,739

Tata Steel Ltd.	13,761	103,493

Tech Mahindra Ltd.	15,644	175,217

Titan Co., Ltd.	6,706	110,534

UPL Ltd.	2,515	34,811

Wipro Ltd.	18,591	68,379

Wipro Ltd. ADR	36,899	146,858

Total India		1,980,960

Indonesia – 2.2%

Astra International Tbk PT	157,200	80,863

Bank Tabungan Negara Persero Tbk PT	141,900	24,314

Bukit Asam Tbk PT	195,900	57,780

Charoen Pokphand Indonesia Tbk PT	94,600	42,517

Gudang Garam Tbk PT	15,400	89,978

Indofood CBP Sukses Makmur Tbk PT	123,700	81,004

Unilever Indonesia Tbk PT	14,000	48,395

Total Indonesia		424,851

Malaysia – 3.7%

CIMB Group Holdings Bhd	63,300	79,852

Hong Leong Bank Bhd	15,800	78,565

Malayan Banking Bhd	36,700	83,333

Malaysia Airports Holdings Bhd	53,500	94,878

Petronas Chemicals Group Bhd	35,800	80,325

RHB Bank Bhd	116,700	162,937

Tenaga Nasional Bhd	37,600	116,599

Total Malaysia		696,489

Mexico – 3.3%

Alfa S.A.B. de C.V. Class A	96,400	102,525

Alsea S.A.B. de C.V.	19,159	40,170

America Movil S.A.B. de C.V. Series L	164,200	117,494

Coca-Cola Femsa S.A.B. de C.V. Series L	14,100	93,268

Gruma S.A.B. de C.V. Class B	5,783	59,090

Grupo Bimbo S.A.B. de C.V. Series A	38,600	80,752

Megacable Holdings S.A.B. de C.V. Series CPO	27,000	125,371

Mexichem S.A.B. de C.V.	3,265	7,812

Total Mexico		626,482

Philippines – 1.1%

DMCI Holdings, Inc.	281,000	64,216

Manila Electric Co.	13,940	100,880

Metro Pacific Investments Corp.	514,000	47,475

Total Philippines		212,571

Poland – 0.9%

Grupa Lotos S.A.	4,070	88,537

Powszechny Zaklad Ubezpieczen S.A.	7,809	82,493

Total Poland		171,030

Russia – 4.4%

Gazprom PJSC ADR	28,217	127,372

Lukoil PJSC ADR	1,439	128,934

Magnitogorsk Iron & Steel Works PJSC GDR Reg S	6,707	60,095

MMC Norilsk Nickel PJSC ADR	4,653	98,271

Novolipetsk Steel PJSC GDR Reg S	5,104	131,020

Rosneft Oil Co. PJSC GDR Reg S	5,117	32,135

Severstal PJSC GDR Reg S	9,367	146,125

Tatneft PJSC ADR	1,442	99,786

Total Russia		823,738

South Africa – 2.1%

Capitec Bank Holdings Ltd.	437	40,908

Investec Ltd.	7,153	41,833

Pick n Pay Stores Ltd.	9,983	45,972

PSG Group Ltd.	2,159	39,149

Telkom S.A. SOC Ltd.	30,884	156,163

Woolworths Holdings Ltd.	19,693	63,471

Total South Africa		387,496

South Korea – 11.1%

Coway Co., Ltd.	1,968	163,841

DB Insurance Co., Ltd.	2,377	143,864

GS Engineering & Construction Corp.	3,925	147,304

KT Corp. ADR	15,122	188,118

KT&G Corp.	1,737	158,382

Kumho Petrochemical Co., Ltd.	1,810	151,803

LG Uplus Corp.	13,432	182,825

Samsung Electronics Co., Ltd.	6,635	260,993

Samsung SDS Co., Ltd.	1,143	236,635

SK Hynix, Inc.	3,989	260,756

SK Telecom Co., Ltd.	913	202,290

Total South Korea		2,096,811

Taiwan – 12.0%

Advantech Co., Ltd.	18,000	149,511

Cathay Financial Holding Co., Ltd.	31,000	45,212

Chailease Holding Co., Ltd.	6,000	24,529

Chicony Electronics Co., Ltd.	59,000	137,256

China Airlines Ltd.	219,000	70,062

China Development Financial Holding Corp.	341,000	113,960

China Life Insurance Co., Ltd.	110,000	93,331

China Steel Corp.	111,000	91,118

Compal Electronics, Inc.	104,000	64,619

Eva Airways Corp.	158,000	77,410

Feng TAY Enterprise Co., Ltd.	5,000	35,366

Formosa Chemicals & Fibre Corp.	14,000	50,875

Globalwafers Co., Ltd.	7,000	68,818

Highwealth Construction Corp.	48,000	79,116

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

March 31, 2019

Investments	Shares	Value

Pou Chen Corp.	65,000	$79,192

President Chain Store Corp.	7,000	68,931

Ruentex Development Co., Ltd.	44,600	67,434

Ruentex Industries Ltd.	22,800	59,847

Standard Foods Corp.	25,000	42,018

Taiwan Business Bank	113,000	43,997

Taiwan Cement Corp.	52,000	69,597

Taiwan High Speed Rail Corp.	55,000	64,243

Taiwan Mobile Co., Ltd.	15,000	54,266

Uni-President Enterprises Corp.	16,000	38,831

Walsin Technology Corp.	13,000	84,359

WPG Holdings Ltd.	115,960	151,250

Yageo Corp.	7,000	73,360

Yuanta Financial Holding Co., Ltd.	227,000	129,260

Zhen Ding Technology Holding Ltd.	42,000	130,413

Total Taiwan		2,258,181

Thailand – 3.4%

Advanced Info Service PCL NVDR	15,800	91,609

Bangkok Bank PCL NVDR	11,000	71,750

Bangkok Dusit Medical Services PCL NVDR	135,900	106,202

Electricity Generating PCL NVDR	13,300	122,376

Home Product Center PCL NVDR	226,200	109,055

TMB Bank PCL NVDR	1,091,500	70,164

True Corp. PCL NVDR	510,300	76,541

Total Thailand		647,697

Turkey – 0.2%

Turk Hava Yollari AO*	4,685	10,722

Turkiye Garanti Bankasi AS	20,351	30,043

Total Turkey		40,765

TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $18,075,814)		18,790,626

Other Assets less Liabilities – 0.5%		94,992

NET ASSETS – 100.0%		$18,885,618
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/1/2019	195,833	HKD	24,947	USD	$—	$(1)
Bank of America N.A.	4/1/2019	525,924	HUF	1,843	USD	—	(7)
Bank of America N.A.	4/1/2019	76,178	MXN	3,933	USD	—	(6)
Bank of America N.A.	4/2/2019	27,215	ZAR	1,861	USD	26	—
Citibank N.A.	4/9/2019	47,880	USD	265,611	TRY	1,475	—
Citibank N.A.	4/10/2019	1,193,339	USD	4,641,732	BRL	1,261	—
Citibank N.A.	4/10/2019	396,448	USD	5,641,596	ZAR	5,632	—
HSBC Holdings PLC	4/2/2019	28,512	MXN	1,467	USD	2	—
HSBC Holdings PLC	4/10/2019	2,132,615	USD	2,405,269,758	KRW	13,129	—
Merrill Lynch International	4/1/2019	7,531	MYR	1,848	USD	—	(3)
Merrill Lynch International	4/1/2019	122,408	THB	3,854	USD	3	—
Merrill Lynch International	4/2/2019	15,539	BRL	3,918	USD	75	—
						$21,603	$(17)

CURRENCY LEGEND
BRL	Brazilian real
HKD	Hong Kong dollar
HUF	Hungary forint
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
THB	Thai baht
TRY	Turkish new lira
USD	U.S. dollar
ZAR	South African rand

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.9%

Brazil – 4.4%

Banco do Brasil S.A.	18,871	$236,245

Banco Santander Brasil S.A.	18,453	208,489

Bradespar S.A. (Preference Shares)	16,432	134,692

Braskem S.A. Class A, (Preference Shares)	12,098	158,231

Estacio Participacoes S.A.	31,686	216,576

Itau Unibanco Holding S.A. (Preference Shares)	51,870	458,896

Lojas Renner S.A.	25,418	286,073

Magazine Luiza S.A.	5,044	224,029

Multiplan Empreendimentos Imobiliarios S.A.	30,820	185,235

Odontoprev S.A.	51,665	217,721

Porto Seguro S.A.	14,175	196,069

Raia Drogasil S.A.	12,188	204,506

Sao Martinho S.A.	35,031	165,087

SLC Agricola S.A.	15,207	160,444

Total Brazil		3,052,293

Chile – 1.7%

Cia Cervecerias Unidas S.A.	16,932	242,409

Colbun S.A.	948,652	214,413

Embotelladora Andina S.A. Class B, (Preference Shares)	52,040	190,043

Empresas CMPC S.A.	45,896	161,873

Latam Airlines Group S.A.	19,877	211,338

SONDA S.A.	106,919	161,052

Total Chile		1,181,128

China – 33.9%

AAC Technologies Holdings, Inc.	29,000	171,600

Agile Group Holdings Ltd.	186,000	300,919

Agricultural Bank of China Ltd. Class H	576,000	265,622

Air China Ltd. Class H	212,000	260,883

Anhui Conch Cement Co., Ltd. Class A	27,900	158,510

Anhui Conch Cement Co., Ltd. Class H	32,000	195,466

ANTA Sports Products Ltd.	59,000	401,353

Anxin Trust Co., Ltd. Class A	162,100	174,397

BAIC Motor Corp., Ltd. Class H(a)	340,000	222,193

Bank of China Ltd. Class H	1,089,000	493,868

Beijing Capital International Airport Co., Ltd. Class H	194,000	184,116

BYD Electronic International Co., Ltd.(b)	152,500	196,600

China Cinda Asset Management Co., Ltd. Class H	825,000	229,110

China CITIC Bank Corp., Ltd. Class H	346,000	220,384

China Gas Holdings Ltd.	77,400	272,134

China International Travel Service Corp., Ltd. Class A	17,800	185,623

China Jinmao Holdings Group Ltd.	496,000	323,508

China Longyuan Power Group Corp., Ltd. Class H	259,000	180,146

China Medical System Holdings Ltd.	183,000	177,406

China Mobile Ltd.	66,500	677,711

China National Building Material Co., Ltd. Class H	188,000	148,246

China Petroleum & Chemical Corp. Class H	466,000	367,460

China Railway Construction Corp., Ltd. Class H	160,000	209,530

China Resources Beer Holdings Co., Ltd.	70,000	294,715

China Resources Cement Holdings Ltd.	154,000	158,905

China Resources Gas Group Ltd.	56,000	263,951

China Shenhua Energy Co., Ltd. Class H	117,500	267,932

China Southern Airlines Co., Ltd. Class H	322,000	287,956

China Yangtze Power Co., Ltd. Class A	55,000	138,069

China ZhengTong Auto Services Holdings Ltd.	322,500	179,122

Country Garden Holdings Co., Ltd.	261,000	407,628

CRRC Corp., Ltd. Class H	226,000	213,046

CSPC Pharmaceutical Group Ltd.	156,000	290,142

Dongyue Group Ltd.	231,000	160,377

Fufeng Group Ltd.*(b)	299,000	156,928

Future Land Development Holdings Ltd.	368,000	455,667

Fuyao Glass Industry Group Co., Ltd. Class H(a)	59,200	198,717

Ganfeng Lithium Co., Ltd. Class A	30,000	123,166

Geely Automobile Holdings Ltd.	166,000	317,199

Gree Electric Appliances, Inc. of Zhuhai Class A	20,400	143,312

Greenland Holdings Group Co., Ltd. Class A	130,600	146,532

Greentown Service Group Co., Ltd.	296,000	262,442

Guangzhou Automobile Group Co., Ltd. Class H	196,400	231,929

Haier Electronics Group Co., Ltd.*	93,000	270,116

Haitian International Holdings Ltd.	104,000	236,353

Hangzhou Hikvision Digital Technology Co., Ltd. Class A	48,200	251,536

Hangzhou Robam Appliances Co., Ltd. Class A	32,200	154,287

Huadong Medicine Co., Ltd. Class A	19,200	93,226

Huaneng Renewables Corp., Ltd. Class H	722,000	200,506

Inner Mongolia Yili Industrial Group Co., Ltd. Class A	33,900	146,845

Jiangsu Expressway Co., Ltd. Class H	156,000	220,587

Jiangsu Hengrui Medicine Co., Ltd. Class A	19,800	192,750

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	7,600	147,494

Jinke Properties Group Co., Ltd. Class A	135,200	146,865

Kingboard Holdings Ltd.	73,500	260,763

Kingboard Laminates Holdings Ltd.	202,000	212,294

Kunlun Energy Co., Ltd.	196,000	204,740

Kweichow Moutai Co., Ltd. Class A	3,100	393,942

Lee & Man Paper Manufacturing Ltd.	181,000	154,255

Logan Property Holdings Co., Ltd.	252,000	417,328

Longfor Group Holdings Ltd.	104,500	368,082

LONGi Green Energy Technology Co., Ltd. Class A	53,000	205,842

New China Life Insurance Co., Ltd. Class H	39,700	202,294

Nexteer Automotive Group Ltd.	159,000	196,473

Ping An Insurance Group Co. of China Ltd. Class A	26,100	299,442

Ping An Insurance Group Co. of China Ltd. Class H	67,500	755,833

RiseSun Real Estate Development Co., Ltd. Class A	108,500	181,635

Shanghai 2345 Network Holding Group Co., Ltd. Class A	163,200	147,167

Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	18,100	162,868

Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	138,500	104,078

Shenzhou International Group Holdings Ltd.	27,000	361,837

Sihuan Pharmaceutical Holdings Group Ltd.	935,000	226,307

Silergy Corp.	15,000	223,877

Sinopec Shanghai Petrochemical Co., Ltd. Class A	129,800	103,721

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2019

Investments	Shares	Value

Sinopec Shanghai Petrochemical Co., Ltd. Class H	362,000	$172,470

SSY Group Ltd.	226,000	210,167

Sunac China Holdings Ltd.	100,000	498,092

Sunny Optical Technology Group Co., Ltd.	25,400	303,346

Tencent Holdings Ltd.	58,400	2,685,673

Uni-President China Holdings Ltd.	225,000	220,702

Weichai Power Co., Ltd. Class A	93,500	164,872

Weichai Power Co., Ltd. Class H	237,000	378,599

Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. Class A	73,200	151,406

Xinyi Solar Holdings Ltd.	614,000	295,661

Zhejiang Dahua Technology Co., Ltd. Class A	54,800	133,897

Zhongsheng Group Holdings Ltd.	112,000	277,933

Total China		23,450,681

Hong Kong – 0.3%

China Water Affairs Group Ltd.	226,000	236,078

Hungary – 0.3%

MOL Hungarian Oil & Gas PLC	20,354	232,929

India – 12.1%

Adani Ports & Special Economic Zone Ltd.	41,829	228,331

AIA Engineering Ltd.	8,850	229,455

Asian Paints Ltd.	9,184	197,892

Aurobindo Pharma Ltd.	17,999	203,763

Bajaj Auto Ltd.	6,105	256,547

Balkrishna Industries Ltd.	14,383	206,688

Bharat Forge Ltd.	22,885	169,271

Britannia Industries Ltd.	5,064	225,550

Container Corp. of India Ltd.	26,242	198,988

Eicher Motors Ltd.	734	217,712

GAIL India Ltd.	49,450	248,160

Godrej Consumer Products Ltd.	27,315	270,488

Hindustan Unilever Ltd.	13,571	334,363

Info Edge India Ltd.	11,004	292,680

Infosys Ltd.	53,332	572,660

InterGlobe Aviation Ltd.(a)	15,321	315,853

JSW Steel Ltd.	40,039	169,375

Larsen & Toubro Infotech Ltd.(a)	8,696	213,725

Marico Ltd.	50,601	253,206

Maruti Suzuki India Ltd.	3,172	305,526

Motherson Sumi Systems Ltd.	78,019	168,595

Mphasis Ltd.	12,398	177,375

Natco Pharma Ltd.	19,605	162,288

Nestle India Ltd.	1,827	289,075

Page Industries Ltd.	634	228,544

Petronet LNG Ltd.	78,514	285,098

Pidilite Industries Ltd.	12,410	223,255

Power Grid Corp. of India Ltd.	78,263	223,576

Reliance Industries Ltd.	36,730	722,803

Sun Pharmaceutical Industries Ltd.	27,052	186,992

Titan Co., Ltd.	20,995	346,058

UPL Ltd.	18,680	258,554

Total India		8,382,446

Indonesia – 2.5%

Adaro Energy Tbk PT	1,873,700	176,975

Bank Central Asia Tbk PT	181,100	352,916

Bank Danamon Indonesia Tbk PT	368,600	240,729

Bank Mandiri Persero Tbk PT*	566,100	296,169

Gudang Garam Tbk PT	37,700	220,270

Kalbe Farma Tbk PT	2,333,331	249,063

United Tractors Tbk PT	92,700	176,091

Total Indonesia		1,712,213

Malaysia – 2.3%

CIMB Group Holdings Bhd	152,300	192,124

Hartalega Holdings Bhd	141,600	160,590

Inari Amertron Bhd	414,175	159,279

IOI Corp. Bhd	160,500	175,341

Malaysia Airports Holdings Bhd	94,500	167,588

My EG Services Bhd	753,750	260,328

Petronas Chemicals Group Bhd	86,600	194,306

Petronas Dagangan Bhd	29,500	180,649

Press Metal Aluminium Holdings Bhd	111,400	123,065

Total Malaysia		1,613,270

Mexico – 2.2%

Bolsa Mexicana de Valores S.A.B. de C.V.	125,858	260,573

Fomento Economico Mexicano S.A.B. de C.V.	34,625	319,787

Gruma S.A.B. de C.V. Class B	18,532	189,356

Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	24,286	215,748

Grupo Financiero Inbursa S.A.B. de C.V. Class O	151,098	209,461

Grupo Mexico S.A.B. de C.V. Series B	73,222	201,424

Industrias Penoles S.A.B. de C.V.	8,773	109,713

Total Mexico		1,506,062

Philippines – 1.1%

International Container Terminal Services, Inc.	109,120	271,605

Jollibee Foods Corp.	42,100	254,155

SM Prime Holdings, Inc.	320,900	243,838

Total Philippines		769,598

Poland – 0.4%

Polski Koncern Naftowy Orlen S.A.	10,201	259,798

Russia – 3.3%

Lukoil PJSC ADR	6,211	556,506

Magnitogorsk Iron & Steel Works PJSC GDR Reg S	16,235	145,466

Novatek PJSC GDR Reg S	1,794	307,492

Novolipetsk Steel PJSC GDR Reg S	7,417	190,394

Sberbank of Russia PJSC ADR	42,267	560,460

Severstal PJSC GDR Reg S	11,254	175,562

Tatneft PJSC ADR	5,313	367,660

Total Russia		2,303,540

Singapore – 0.5%

IGG, Inc.	230,000	318,779

South Africa – 4.6%

African Rainbow Minerals Ltd.	17,371	204,411

AVI Ltd.	28,234	176,770

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2019

Investments	Shares	Value

Capitec Bank Holdings Ltd.	3,376	$316,031

Clicks Group Ltd.	19,433	248,228

Foschini Group Ltd. (The)	17,204	194,453

KAP Industrial Holdings Ltd.	317,116	154,586

Mondi Ltd.	6,560	145,008

Mr. Price Group Ltd.	12,722	167,189

Pick n Pay Stores Ltd.	46,477	214,027

PSG Group Ltd.	12,628	228,983

Shoprite Holdings Ltd.	16,892	185,784

SPAR Group Ltd. (The)	14,521	193,207

Standard Bank Group Ltd.	27,522	353,499

Tiger Brands Ltd.	10,947	201,159

Truworths International Ltd.	35,705	171,800

Total South Africa		3,155,135

South Korea – 11.8%

CJ ENM Co., Ltd.	953	195,621

Coway Co., Ltd.	3,000	249,758

Daelim Industrial Co., Ltd.	3,160	268,368

Douzone Bizon Co., Ltd.	5,049	207,280

E-Mart, Inc.	1,027	155,620

GS Holdings Corp.	3,815	177,457

Hana Financial Group, Inc.	7,037	225,660

Hotel Shilla Co., Ltd.	3,066	257,683

KIWOOM Securities Co., Ltd.	3,513	250,995

Koh Young Technology, Inc.	2,010	151,401

Korea Investment Holdings Co., Ltd.	3,586	196,186

Kumho Petrochemical Co., Ltd.	1,961	164,468

LG Household & Health Care Ltd.	297	370,759

LG Household & Health Care Ltd. (Preference Shares)	309	227,578

LG Uplus Corp.	13,396	182,335

Lotte Chemical Corp.	798	204,228

LOTTE Fine Chemical Co., Ltd.	4,217	163,835

Medy-Tox, Inc.	484	248,929

Meritz Fire & Marine Insurance Co., Ltd.	12,913	276,439

NAVER Corp.	2,926	319,641

NCSoft Corp.	811	354,379

POSCO Chemical Co., Ltd.	2,110	111,904

S-1 Corp.	2,357	208,685

S-Oil Corp.	2,098	165,607

Samsung Electronics Co., Ltd.	46,925	1,845,830

Samsung SDS Co., Ltd.	1,465	303,299

SK Hynix, Inc.	7,676	501,770

Ssangyong Cement Industrial Co., Ltd.	30,502	171,978

Total South Korea		8,157,693

Taiwan – 11.8%

Accton Technology Corp.	79,000	319,122

AU Optronics Corp.	552,000	203,280

Chailease Holding Co., Ltd.	70,000	286,173

China Life Insurance Co., Ltd.	228,000	193,449

China Steel Corp.	209,000	171,564

Chroma ATE, Inc.	52,000	247,173

CTBC Financial Holding Co., Ltd.	377,000	250,147

Feng TAY Enterprise Co., Ltd.	39,680	280,665

Formosa Chemicals & Fibre Corp.	61,000	221,671

Global Unichip Corp.	27,000	180,026

Gourmet Master Co., Ltd.	31,000	206,194

Grand Pacific Petrochemical	182,000	141,429

Hota Industrial Manufacturing Co., Ltd.	43,383	159,763

Lien Hwa Industrial Corp.	160,000	174,689

Micro-Star International Co., Ltd.	85,000	238,559

Nan Ya Plastics Corp.	91,000	232,959

Nien Made Enterprise Co., Ltd.	32,000	281,890

Parade Technologies Ltd.	16,000	268,393

President Chain Store Corp.	24,000	236,336

Realtek Semiconductor Corp.	55,000	324,784

Taiwan Semiconductor Manufacturing Co., Ltd.	244,291	1,945,894

TCI Co., Ltd.	19,000	260,151

Uni-President Enterprises Corp.	116,000	281,527

Vanguard International Semiconductor Corp.	106,000	228,711

Win Semiconductors Corp.	50,000	352,850

Winbond Electronics Corp.	574,000	274,704

Yageo Corp.(b)	20,000	209,601

Total Taiwan		8,171,704

Thailand – 4.7%

Airports of Thailand PCL NVDR	133,200	285,414

Bangkok Chain Hospital PCL NVDR	319,800	171,312

Beauty Community PCL NVDR	837,200	175,433

Central Pattana PCL NVDR	100,400	231,741

CP ALL PCL NVDR	112,017	263,850

Energy Absolute PCL NVDR	157,800	238,677

Home Product Center PCL NVDR	513,000	247,326

Indorama Ventures PCL NVDR	93,000	145,793

IRPC PCL NVDR	1,276,400	231,268

PTT Global Chemical PCL NVDR	79,500	168,469

PTT PCL NVDR	213,200	322,471

Siam Global House PCL NVDR	314,055	171,204

Thai Oil PCL NVDR	86,100	188,560

Tisco Financial Group PCL NVDR	84,300	234,425

WHA Corp. PCL NVDR	1,414,700	188,121

Total Thailand		3,264,064

Turkey – 2.0%

BIM Birlesik Magazalar AS	14,474	195,221

Eregli Demir ve Celik Fabrikalari T.A.S.	102,784	165,921

Ford Otomotiv Sanayi AS	20,940	180,801

Haci Omer Sabanci Holding AS	136,025	188,763

TAV Havalimanlari Holding AS	37,354	154,319

Tekfen Holding AS	60,163	240,030

Turkiye Garanti Bankasi AS	164,569	242,939

Total Turkey		1,367,994
TOTAL COMMON STOCKS (Cost: $60,273,528)		69,135,405

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

March 31, 2019

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%

United States – 0.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c)
(Cost: $202,825)(d)	202,825	$202,825

TOTAL INVESTMENTS IN SECURITIES—100.2% (Cost: $60,476,353)		69,338,230

Other Assets less Liabilities – (0.2)%		(149,247)

NET ASSETS – 100.0%		$69,188,983
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $439,964 and the total market value of the collateral held by the Fund was $489,423. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $286,598.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	4/2/2019	1,459	USD	5,600	PLN	$—	$(2)

CURRENCY LEGEND
PLN	Polish zloty
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.6%

Brazil – 6.9%

AES Tiete Energia S.A.	886,800	$2,524,795

Alupar Investimento S.A.	241,019	1,438,051

Arezzo Industria e Comercio S.A.	98,504	1,265,059

Camil Alimentos S.A.	366,616	641,533

Cia de Locacao das Americas	83,825	839,822

Cia de Saneamento de Minas Gerais-COPASA	351,112	5,509,780

Cia de Saneamento do Parana	406,544	7,829,605

Cia Hering	497,250	3,819,103

Cia Paranaense de Energia	73,794	608,677

CVC Brasil Operadora e Agencia de Viagens S.A.	75,512	1,062,333

Duratex S.A.	235,016	662,468

EcoRodovias Infraestrutura e Logistica S.A.	944,057	2,326,363

EDP – Energias do Brasil S.A.	943,839	4,118,094

Estacio Participacoes S.A.	323,490	2,211,073

Ez Tec Empreendimentos e Participacoes S.A.	454,286	3,128,418

Fleury S.A.	582,140	3,051,534

Grendene S.A.	708,081	1,524,711

Guararapes Confeccoes S.A.	14,425	533,751

Iguatemi Empresa de Shopping Centers S.A.	133,835	1,338,453

Instituto Hermes Pardini S.A.	112,769	588,229

Iochpe Maxion S.A.	312,079	1,720,095

Linx S.A.	188,615	1,793,241

Mahle-Metal Leve S.A.	164,258	1,025,636

MRV Engenharia e Participacoes S.A.	1,189,186	4,274,922

Multiplus S.A.	361,900	2,495,926

Odontoprev S.A.	394,155	1,661,007

Qualicorp Consultoria e Corretora de Seguros S.A.	1,577,416	6,355,547

Sao Martinho S.A.	349,071	1,645,030

Ser Educacional S.A.(a)	133,314	697,452

SLC Agricola S.A.	146,098	1,541,430

Smiles Fidelidade S.A.	314,206	3,851,177

Sul America S.A.	429,853	3,291,523

Tegma Gestao Logistica S.A.	141,412	958,565

TOTVS S.A.	159,015	1,609,885

Transmissora Alianca de Energia Eletrica S.A.	2,550,450	16,252,836

Tupy S.A.	342,624	1,595,279

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	155,194	768,852

Via Varejo S.A.	239,970	260,214

Wiz Solucoes e Corretagem de Seguros S.A.	527,968	1,153,154

Total Brazil		97,973,623

Chile – 1.6%

CAP S.A.	246,496	2,926,908

Empresas Lipigas S.A.	193,254	1,570,825

Engie Energia Chile S.A.	479,714	923,157

Grupo Security S.A.	3,108,490	1,263,085

Inversiones Aguas Metropolitanas S.A.	2,182,439	3,335,518

Inversiones La Construccion S.A.	154,924	2,693,796

Parque Arauco S.A.	1,221,014	3,265,727

Ripley Corp. S.A.	1,458,238	1,189,842

Salfacorp S.A.	439,500	597,858

Sociedad Matriz SAAM S.A.	14,992,042	1,497,937

SONDA S.A.	1,372,434	2,067,298

Vina Concha y Toro S.A.	682,723	1,422,183

Total Chile		22,754,134

China – 23.9%

361 Degrees International Ltd.(b)	3,834,000	727,732

Anhui Anke Biotechnology Group Co., Ltd. Class A	179,200	435,187

Anhui Expressway Co., Ltd. Class H	2,305,666	1,518,518

Anhui Yingjia Distillery Co., Ltd. Class A	349,500	945,494

Anhui Zhongding Sealing Parts Co., Ltd. Class A	879,100	1,619,484

Asia Cement China Holdings Corp.	837,000	824,210

Ausnutria Dairy Corp., Ltd.	669,000	893,142

BAIC Motor Corp., Ltd. Class H(a)	2,813,000	1,838,316

Bank of Chongqing Co., Ltd. Class H(b)	2,141,500	1,369,478

Beijing Capital International Airport Co., Ltd. Class H	3,970,000	3,767,731

Beijing Capital Land Ltd. Class H(b)	6,670,000	2,549,061

Beijing Dahao Technology Corp. Ltd. Class A	300,402	520,771

Beijing Jingneng Clean Energy Co., Ltd. Class H	7,792,000	1,667,598

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	287,000	525,743

Beijing Urban Construction Investment & Development Co., Ltd. Class A	1,618,400	2,468,468

CECEP COSTIN New Materials Group Ltd.*†	4,614,000	1

Central China Real Estate Ltd.	3,639,000	1,780,108

Central China Securities Co., Ltd. Class H(b)	5,063,000	1,547,933

CGN New Energy Holdings Co., Ltd.*(a)	1,650,000	250,129

Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	115,660	1,034,369

Chaowei Power Holdings Ltd.(b)	973,000	368,131

Chengdu Xingrong Environment Co., Ltd. Class A	1,314,300	909,422

China Agri-Industries Holdings Ltd.	3,114,000	1,067,097

China Aoyuan Group Ltd.	6,603,000	7,965,708

China BlueChemical Ltd. Class H	3,682,000	1,196,071

China Communications Services Corp., Ltd. Class H	4,066,000	3,625,756

China Datang Corp. Renewable Power Co., Ltd. Class H	3,239,000	383,731

China Everbright Greentech Ltd.(a)(b)	1,228,000	974,585

China Harmony New Energy Auto Holding Ltd.(b)	2,547,000	953,914

China High Speed Transmission Equipment Group Co., Ltd.(b)	819,000	709,457

China Lesso Group Holdings Ltd.	5,705,000	3,691,922

China Lilang Ltd.	2,672,000	3,015,805

China Maple Leaf Educational Systems Ltd.(b)	2,862,000	1,378,144

China Meidong Auto Holdings Ltd.	1,188,000	576,600

China New Higher Education Group Ltd.(a)(b)	575,000	281,276

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2019

Investments	Shares	Value

China Overseas Grand Oceans Group Ltd.	3,600,000	$1,958,229

China Overseas Property Holdings Ltd.	2,145,000	1,030,153

China Power Clean Energy Development Co., Ltd.	1,484,000	975,476

China Power International Development Ltd.	18,538,000	4,746,703

China Railway Signal & Communication Corp., Ltd. Class H(a)	3,907,000	3,090,780

China Reinsurance Group Corp. Class H	19,151,000	4,049,791

China Resources Medical Holdings Co., Ltd.	985,500	708,058

China Sanjiang Fine Chemicals Co., Ltd.	4,337,000	1,182,323

China SCE Group Holdings Ltd.	10,882,000	5,669,766

China Shineway Pharmaceutical Group Ltd.	836,000	837,070

China South City Holdings Ltd.	15,562,000	2,497,866

China Suntien Green Energy Corp., Ltd. Class H	8,152,000	2,481,962

China Tian Lun Gas Holdings Ltd.(b)	553,000	634,721

China Travel International Investment Hong Kong Ltd.	6,514,000	1,659,628

China Yongda Automobiles Services Holdings Ltd.(b)	5,046,500	3,998,653

China Yuhua Education Corp., Ltd.(a)	2,420,000	992,669

China ZhengTong Auto Services Holdings Ltd.(b)	4,511,000	2,505,489

Chinasoft International Ltd.*(b)	638,000	394,181

Chinese Universe Publishing and Media Group Co., Ltd. Class A	1,243,900	2,811,649

Chongqing Rural Commercial Bank Co., Ltd. Class H	11,783,000	6,799,660

Chow Tai Seng Jewellery Co., Ltd. Class A	100,400	523,947

CIMC Enric Holdings Ltd.	574,000	588,628

CITIC Guoan Information Industry Co., Ltd. Class A	1,923,200	1,699,921

CITIC Resources Holdings Ltd.(b)	7,366,000	684,995

CITIC Telecom International Holdings Ltd.	7,733,000	3,477,409

CMST Development Co., Ltd. Class A	524,200	528,085

COFCO Tunhe Sugar Co., Ltd. Class A	1,158,600	1,551,650

Cogobuy Group*(a)	1,175,000	432,582

Colour Life Services Group Co., Ltd.*(b)	1,325,000	962,108

Consun Pharmaceutical Group Ltd.	994,000	729,360

COSCO Shipping Energy Transportation Co., Ltd. Class H	1,366,000	783,062

CPMC Holdings Ltd.(b)	2,780,000	1,115,549

CT Environmental Group Ltd.(b)	6,050,000	262,040

Dah Chong Hong Holdings Ltd.	3,916,000	1,411,764

Dalian Port PDA Co., Ltd. Class A	2,351,500	871,289

Dongyue Group Ltd.	4,169,000	2,894,420

Dr Peng Telecom & Media Group Co., Ltd. Class A	1,159,200	1,826,721

Elion Clean Energy Co., Ltd. Class A	695,000	749,792

Eternal Asia Supply Chain Management Ltd. Class A	920,800	781,012

Fantasia Holdings Group Co., Ltd.*(b)	10,192,500	2,025,529

Fu Shou Yuan International Group Ltd.	994,000	911,700

Fufeng Group Ltd.*(b)	4,232,000	2,221,140

Fujian Funeng Co., Ltd. Class A	178,400	255,911

Goodbaby International Holdings Ltd.(b)	1,630,000	473,430

Grand Baoxin Auto Group Ltd.(b)	2,757,000	951,786

Greatview Aseptic Packaging Co., Ltd.	2,950,000	1,800,075

Greenland Hong Kong Holdings Ltd.	4,996,000	2,030,235

Greentown China Holdings Ltd.	2,203,500	2,200,707

Greentown Service Group Co., Ltd.(b)	1,174,000	1,040,903

GRG Banking Equipment Co., Ltd. Class A	1,616,882	1,756,382

Guangdong Provincial Expressway Development Co., Ltd. Class A	986,400	1,332,775

Guangdong Tapai Group Co., Ltd. Class A	907,400	1,671,619

Guangzhou R&F Properties Co., Ltd. Class H	8,944,800	19,348,238

Guorui Properties Ltd.	2,104,000	428,843

Guotai Junan International Holdings Ltd.(b)	16,148,000	3,270,762

Guoxuan High-Tech Co., Ltd. Class A	294,600	771,110

Haisco Pharmaceutical Group Co., Ltd. Class A	282,600	620,272

Hangzhou Binjiang Real Estate Group Co., Ltd. Class A	1,502,100	1,057,250

Hefei Meiya Optoelectronic Technology, Inc. Class A	199,400	824,281

Henan Senyuan Electric Co., Ltd. Class A	263,600	573,470

Hisense Electric Co., Ltd. Class A	718,900	1,125,387

Hisense Home Appliances Group Co., Ltd. Class H	2,436,000	3,425,938

Hopson Development Holdings Ltd.	2,734,000	2,664,361

Huabao International Holdings Ltd.	4,706,000	2,385,987

Huadian Fuxin Energy Corp., Ltd. Class H	7,010,000	1,553,819

Huafa Industrial Co., Ltd. Zhuhai Class A	3,519,000	4,859,427

Huaneng Renewables Corp., Ltd. Class H	8,664,000	2,406,069

Huayi Brothers Media Corp. Class A	556,000	450,909

Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	926,900	1,256,519

Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	1,165,700	508,244

Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	1,336,600	1,491,697

Jiangsu Yangnong Chemical Co., Ltd. Class A	120,373	991,256

Jingrui Holdings Ltd.	4,191,000	1,377,433

Jiuzhitang Co., Ltd. Class A	451,400	881,950

Jizhong Energy Resources Co., Ltd. Class A	1,259,200	813,209

JNBY Design Ltd.	918,500	1,846,372

Joincare Pharmaceutical Group Industry Co., Ltd. Class A	779,300	1,023,960

Kaisa Group Holdings Ltd.*	9,220,000	4,181,326

Lonking Holdings Ltd.	9,617,000	3,111,762

Luenmei Quantum Co., Ltd. Class A	730,100	1,471,021

Northeast Securities Co., Ltd. Class A	1,049,600	1,589,972

ORG Technology Co., Ltd. Class A	2,465,600	2,197,694

Oriental Energy Co., Ltd. Class A	384,400	565,143

Pacific Securities Co., Ltd. (The) Class A	1,760,700	1,108,265

Poly Property Group Co., Ltd.	8,765,000	3,416,697

Powerlong Real Estate Holdings Ltd.	9,240,800	4,838,208

Q Technology Group Co., Ltd.(b)	681,000	577,769

Rainbow Department Store Co., Ltd. Class A	477,100	1,036,526

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2019

Investments	Shares	Value

Realcan Pharmaceutical Group Co., Ltd. Class A	417,400	$562,107

Redco Group(a)(b)	1,392,000	656,106

Saurer Intelligent Technology Co., Ltd. Class A	397,200	491,166

Sealand Securities Co., Ltd. Class A	2,979,400	2,731,035

Shandong Chenming Paper Holdings Ltd. Class H	2,500,500	1,608,612

Shanghai Industrial Urban Development Group Ltd.	6,410,000	1,363,665

Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	4,545,587	1,227,606

Shanghai La Chapelle Fashion Co., Ltd. Class H(a)	920,600	528,909

Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	481,098	1,259,265

Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	245,246	649,956

Shenzhen Expressway Co., Ltd. Class H	2,593,697	3,039,766

Shenzhen Huaqiang Industry Co., Ltd. Class A	194,401	643,066

Shenzhen Sunlord Electronics Co., Ltd. Class A	662,100	1,863,086

Shenzhen Suntak Circuit Technology Co., Ltd. Class A	208,600	526,141

Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	304,300	590,017

Shougang Fushan Resources Group Ltd.	19,882,000	4,558,959

Shui On Land Ltd.	17,921,000	4,428,912

Sichuan Hebang Biotechnology Co., Ltd. Class A	3,448,800	1,011,002

Sichuan Languang Development Co., Ltd. Class A	1,001,500	1,099,829

Sihuan Pharmaceutical Holdings Group Ltd.	5,379,000	1,301,932

Sinochem International Corp. Class A	622,600	735,610

Sinopec Engineering Group Co., Ltd. Class H	3,313,900	3,233,712

Sinopec Kantons Holdings Ltd.	3,230,000	1,468,939

SITC International Holdings Co., Ltd.	5,597,000	5,746,765

Skyworth Digital Holdings Ltd.	6,272,000	2,133,293

Springland International Holdings Ltd.	2,818,000	577,963

Sunwoda Electronic Co., Ltd. Class A	951,800	1,686,845

Taiji Computer Corp. Ltd. Class A	90,200	501,857

TangShan Port Group Co., Ltd. Class A	3,443,000	1,659,968

TCL Electronics Holdings Ltd.	3,516,000	1,921,495

Tian Ge Interactive Holdings Ltd.(a)	1,045,000	415,340

Tiangong International Co., Ltd.(b)	2,222,000	520,829

Tianjin Guangyu Development Co., Ltd. Class A	404,400	554,228

Tianjin Port Co., Ltd. Class A	644,200	845,487

Tianneng Power International Ltd.	3,364,000	3,025,477

Times China Holdings Ltd.(b)	2,997,000	6,215,474

Tong Ren Tang Technologies Co., Ltd. Class H(b)	991,888	1,331,792

TravelSky Technology Ltd. Class H	1,307,000	3,454,831

Tsaker Chemical Group Ltd.(a)	164,500	71,668

Virscend Education Co., Ltd.(a)	1,282,000	594,460

Wangfujing Group Co., Ltd. Class A	309,800	868,982

West China Cement Ltd.	6,886,000	912,291

Western Mining Co., Ltd. Class A	1,268,300	1,219,193

Wisdom Education International Holdings Co., Ltd.	720,000	349,454

Wuxi Taiji Industry Co., Ltd. Class A	753,300	853,042

Xiabuxiabu Catering Management China Holdings Co., Ltd.*(a)(b)	413,500	720,601

Xiamen ITG Group Corp. Ltd. Class A	1,675,700	2,291,551

Xingda International Holdings Ltd.	4,583,000	1,442,049

Xiwang Special Steel Co., Ltd.	5,965,000	1,162,612

XTEP International Holdings Ltd.	4,518,800	3,229,380

Yadea Group Holdings Ltd.(a)(b)	1,316,000	466,051

Yang Quan Coal Industry Group Co., Ltd. Class A	1,587,300	1,438,448

YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)(b)	218,400	945,942

Yifan Pharmaceutical Co., Ltd. Class A	999,700	1,971,076

Yuexiu Property Co., Ltd.	36,820,000	8,864,999

Yuexiu Transport Infrastructure Ltd.	3,104,000	2,526,712

Yunnan Aluminium Co., Ltd. Class A	945,800	686,811

Yunnan Hongxiang Yixintang Pharmaceutical Co., Ltd. Class A	111,103	418,277

Yuzhou Properties Co., Ltd.	15,594,000	9,416,055

Zhaojin Mining Industry Co., Ltd. Class H	1,107,000	1,108,417

Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	1,258,900	2,442,793

Zhejiang Runtu Co., Ltd. Class A	862,200	1,825,705

Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	1,899,968	2,287,245

Zhejiang Wanliyang Co., Ltd. Class A	368,900	422,685

Zhenro Properties Group Ltd.(b)	2,598,000	1,807,028

Zhou Hei Ya International Holdings Co., Ltd.(a)(b)	1,543,500	819,928

Total China		340,338,088

Czech Republic – 0.7%

Moneta Money Bank AS(a)	2,935,372	10,131,278

Hong Kong – 1.2%

C&D International Investment Group Ltd.(b)	855,000	984,618

Canvest Environmental Protection Group Co., Ltd.(b)	782,000	391,501

China Water Affairs Group Ltd.	2,042,000	2,133,058

Citychamp Watch & Jewellery Group Ltd.	5,060,000	1,050,682

CP Pokphand Co., Ltd.	15,066,000	1,362,666

Crystal International Group Ltd.(a)	1,632,000	856,545

Hua Han Health Industry Holdings Ltd.*†(b)	8,880,000	299,773

IMAX China Holding, Inc.(a)	286,400	712,174

Joy City Property Ltd.	11,004,000	1,527,954

LVGEM China Real Estate Investment Co., Ltd.(b)	2,504,000	720,901

NetDragon Websoft Holdings Ltd.	362,000	909,387

Pou Sheng International Holdings Ltd.(b)	2,129,000	461,060

Stella International Holdings Ltd.	2,894,000	4,350,244

Vinda International Holdings Ltd.	513,000	992,024

Total Hong Kong		16,752,587

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2019

Investments	Shares	Value

Hungary – 0.2%

Magyar Telekom Telecommunications PLC	1,592,072	$2,567,851

India – 3.3%

AIA Engineering Ltd.	19,026	493,289

Amara Raja Batteries Ltd.	36,090	375,070

Anveshan Heavy Engineering Ltd.*	4,392	35,409

Apollo Hospitals Enterprise Ltd.	40,202	712,407

Apollo Tyres Ltd.	267,875	861,338

Arvind Fashions Ltd.*	23,720	357,195

Arvind Ltd.	120,598	158,331

Bajaj Corp., Ltd.*	174,593	778,517

Bata India Ltd.	24,931	505,656

Birlasoft Ltd.*	111,739	159,120

Care Ratings Ltd.	69,396	991,328

Castrol India Ltd.	792,314	1,903,155

Ceat Ltd.	21,182	342,428

CESC Ltd.	85,550	902,304

Chennai Petroleum Corp., Ltd.	231,475	913,203

Cochin Shipyard Ltd.(a)	135,319	764,936

Coromandel International Ltd.	107,913	790,557

Crompton Greaves Consumer Electricals Ltd.	319,489	1,047,822

DCM Shriram Ltd.	75,528	451,369

Engineers India Ltd.	489,088	828,149

Federal Bank Ltd.	1,627,570	2,266,029

GHCL Ltd.	93,028	330,550

Graphite India Ltd.	99,146	639,601

Greaves Cotton Ltd.	242,922	488,123

Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	71,463	315,613

Gujarat Pipavav Port Ltd.	555,534	797,916

HEG Ltd.	23,533	711,170

HeidelbergCement India Ltd.	213,508	559,544

Hexaware Technologies Ltd.	99,634	496,624

IDFC Bank Ltd.	2,403,279	1,925,399

Indian Hotels Co., Ltd. (The)	200,339	447,961

Info Edge India Ltd.	24,833	660,499

IRB Infrastructure Developers Ltd.	512,247	1,071,079

Jain Irrigation Systems Ltd.	462,149	392,935

JM Financial Ltd.	443,444	602,354

Kajaria Ceramics Ltd.	55,401	471,718

Karnataka Bank Ltd. (The)	550,721	1,062,488

Karur Vysya Bank Ltd. (The)	461,609	475,102

KPIT Technologies Ltd.*†	108,028	127,326

L&T Technology Services Ltd.(a)	10,238	232,359

Mahanagar Gas Ltd.	55,780	849,523

Mangalore Refinery & Petrochemicals Ltd.	677,893	727,065

Mindtree Ltd.	75,716	1,032,317

Motilal Oswal Financial Services Ltd.	47,021	408,681

Multi Commodity Exchange of India Ltd.	51,454	599,102

Natco Pharma Ltd.	94,136	779,246

National Aluminium Co., Ltd.	3,278,116	2,623,912

NBCC India Ltd.	776,155	742,823

NCC Ltd.	564,061	918,864

NIIT Technologies Ltd.	28,699	549,268

NLC India Ltd.	989,397	991,182

Persistent Systems Ltd.	41,806	379,920

PI Industries Ltd.	61,243	912,302

Rallis India Ltd.	249,005	589,129

Redington India Ltd.	623,758	923,369

Reliance Infrastructure Ltd.	384,024	759,456

Sanofi India Ltd.	6,422	542,113

Sobha Ltd.	88,038	656,520

Sonata Software Ltd.	72,716	354,474

South Indian Bank Ltd. (The)	2,745,085	653,828

SRF Ltd.	13,571	470,749

Sundram Fasteners Ltd.	58,017	474,395

Supreme Industries Ltd.	61,928	998,849

Tata Global Beverages Ltd.	219,772	647,023

Torrent Power Ltd.	249,183	926,231

Total India		46,956,314

Indonesia – 2.9%

Ace Hardware Indonesia Tbk PT	8,228,600	1,028,575

Adhi Karya Persero Tbk PT	5,155,000	595,504

AKR Corporindo Tbk PT	7,578,145	2,511,857

Astra Agro Lestari Tbk PT	1,325,666	1,044,986

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT*	17,918,200	2,529,184

Bank Pembangunan Daerah Jawa Timur Tbk PT	17,729,800	809,296

Bank Tabungan Negara Persero Tbk PT	9,336,616	1,599,813

Barito Pacific Tbk PT	6,536,400	1,647,871

Ciputra Development Tbk PT	10,081,000	707,935

Indika Energy Tbk PT	7,141,300	915,230

Indo Tambangraya Megah Tbk PT	3,971,600	6,672,790

Japfa Comfeed Indonesia Tbk PT	18,375,800	2,264,714

Jasa Marga Persero Tbk PT	2,644,500	1,109,613

Link Net Tbk PT	3,948,300	1,244,934

Matahari Department Store Tbk PT	14,867,600	4,270,259

Media Nusantara Citra Tbk PT	16,039,740	844,790

Pakuwon Jati Tbk PT	15,576,000	754,736

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	8,405,000	613,848

PP Persero Tbk PT	5,988,600	874,739

Ramayana Lestari Sentosa Tbk PT	5,119,700	639,962

Sawit Sumbermas Sarana Tbk PT	4,191,100	313,450

Sri Rejeki Isman Tbk PT	11,081,600	263,032

Surya Citra Media Tbk PT	19,746,200	2,294,941

Timah Tbk PT	6,514,700	574,154

Tower Bersama Infrastructure Tbk PT	3,274,303	905,952

Waskita Beton Precast Tbk PT	53,528,300	1,511,122

Waskita Karya Persero Tbk PT	13,417,800	1,870,389

Wijaya Karya Persero Tbk PT	5,929,300	899,388

Total Indonesia		41,313,064

Malaysia – 5.0%

Aeon Co. M Bhd	924,800	332,996

AirAsia Group Bhd	5,886,300	3,835,287

Alliance Bank Malaysia Bhd	2,860,647	2,865,902

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2019

Investments	Shares	Value

Astro Malaysia Holdings Bhd	13,565,100	$5,083,797

Berjaya Sports Toto Bhd	2,132,000	1,263,794

Bermaz Auto Bhd	3,235,580	1,791,160

British American Tobacco Malaysia Bhd	469,100	4,152,670

Bursa Malaysia Bhd	1,740,750	2,929,321

Cahya Mata Sarawak Bhd	1,122,500	918,347

DRB-Hicom Bhd	738,000	343,466

Econpile Holdings Bhd	1,264,000	156,355

Ekovest Bhd	3,780,300	458,359

FGV Holdings Bhd*	4,186,200	1,209,973

Gamuda Bhd	8,595,400	6,063,626

Genting Plantations Bhd	498,000	1,293,031

Globetronics Technology Bhd	1,738,833	741,107

Heineken Malaysia Bhd	372,400	2,189,247

IJM Corp. Bhd	7,533,800	4,096,763

Inari Amertron Bhd	5,049,975	1,942,060

IOI Properties Group Bhd	4,252,200	1,374,869

Kossan Rubber Industries Bhd	612,200	527,849

KPJ Healthcare Bhd	4,047,300	971,550

Mah Sing Group Bhd	5,871,577	1,337,555

Malakoff Corp. Bhd	6,943,363	1,547,694

Malaysian Pacific Industries Bhd	225,000	551,133

Malaysian Resources Corp. Bhd	3,860,543	836,884

My EG Services Bhd	1,899,500	656,043

Padini Holdings Bhd	565,200	497,016

Pos Malaysia Bhd	1,074,700	481,739

QL Resources Bhd	457,300	770,661

Scientex Bhd	546,100	1,143,700

Serba Dinamik Holdings Bhd	770,100	711,152

Sime Darby Bhd	10,665,800	2,899,948

SKP Resources Bhd	2,032,600	667,161

SP Setia Bhd	6,716,540	3,734,610

Sunway Bhd	6,483,361	2,667,985

Sunway Construction Group Bhd	1,954,500	914,414

Supermax Corp. Bhd	1,705,800	614,213

TIME dotCom Bhd	355,000	756,522

Uchi Technologies Bhd	1,559,700	1,020,061

Unisem M Bhd	1,315,600	853,972

VS Industry Bhd	2,930,225	767,995

WCT Holdings Bhd	2,478,300	503,855

Yinson Holdings Bhd	669,100	753,916

YTL Power International Bhd	11,729,000	2,470,775

Total Malaysia		71,700,533

Mexico – 1.7%

Bolsa Mexicana de Valores S.A.B. de C.V.	1,512,378	3,131,182

Corp. Inmobiliaria Vesta S.A.B. de C.V.	2,245,758	3,249,822

Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	884,982	5,003,986

Grupo Cementos de Chihuahua S.A.B. de C.V.	89,520	494,408

Grupo Comercial Chedraui S.A. de C.V.	185,206	359,384

Grupo Herdez S.A.B. de C.V.	495,483	1,106,040

Grupo Rotoplas S.A.B. de C.V.*(b)	386,490	404,472

Macquarie Mexico Real Estate Management S.A. de C.V.*(a)	3,608,572	3,912,271

Megacable Holdings S.A.B. de C.V. Series CPO	432,386	2,007,733

Prologis Property Mexico S.A. de C.V.	1,466,046	2,826,659

Qualitas Controladora S.A.B. de C.V.	242,821	597,242

Regional S.A.B. de C.V.	258,499	1,304,789

Unifin Financiera S.A.B. de C.V. SOFOM ENR(b)	195,679	418,948

Total Mexico		24,816,936

Philippines – 0.8%

Cosco Capital, Inc.	3,510,200	511,389

D&L Industries, Inc.	6,185,300	1,323,991

Manila Water Co., Inc.	2,144,845	941,510

Pilipinas Shell Petroleum Corp.	1,541,710	1,450,399

Robinsons Land Corp.	3,223,726	1,504,119

Robinsons Retail Holdings, Inc.	318,990	479,913

Security Bank Corp.	465,360	1,533,180

Semirara Mining & Power Corp.	5,058,600	2,114,574

Vista Land & Lifescapes, Inc.	10,090,900	1,389,396

Total Philippines		11,248,471

Poland – 1.0%

Asseco Poland S.A.	410,995	5,563,765

Ciech S.A.	264,381	3,699,686

Eurocash S.A.(b)	281,208	1,604,870

Grupa Azoty S.A.	219,034	2,353,822

Warsaw Stock Exchange	149,483	1,520,622

Total Poland		14,742,765

Singapore – 0.3%

IGG, Inc.	2,634,000	3,650,714

South Africa – 8.5%

Adcock Ingram Holdings Ltd.	183,656	783,208

Advtech Ltd.	1,164,904	993,556

Aeci Ltd.	423,155	2,809,834

African Rainbow Minerals Ltd.	522,878	6,152,892

Alexander Forbes Group Holdings Ltd.	3,961,933	1,381,886

Astral Foods Ltd.	296,488	3,447,351

Attacq Ltd.	2,904,602	2,890,251

AVI Ltd.	1,131,626	7,084,997

Barloworld Ltd.	578,415	5,093,782

Blue Label Telecoms Ltd.*	3,219,520	837,181

Cashbuild Ltd.(b)	60,390	1,036,424

City Lodge Hotels Ltd.	110,526	915,937

Coronation Fund Managers Ltd.	1,888,957	6,017,418

Dis-Chem Pharmacies Ltd.(a)(b)	337,085	566,590

Equites Property Fund Ltd.	1,965,081	2,658,489

Foschini Group Ltd. (The)	829,337	9,373,801

Hosken Consolidated Investments Ltd.	79,032	612,637

Hyprop Investments Ltd.	1,615,503	7,895,339

Investec Ltd.	1,066,025	6,234,449

JSE Ltd.	275,380	2,523,079

KAP Industrial Holdings Ltd.	4,839,946	2,359,353

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2019

Investments	Shares	Value

Massmart Holdings Ltd.(b)	279,402	$1,540,259

Metair Investments Ltd.	694,831	1,102,864

Mpact Ltd.	437,519	741,776

Murray & Roberts Holdings Ltd.	780,996	773,347

Omnia Holdings Ltd.(b)	209,817	740,552

Peregrine Holdings Ltd.	1,421,532	1,853,154

Pick n Pay Stores Ltd.	816,024	3,757,799

Pioneer Foods Group Ltd.	508,327	2,824,107

Raubex Group Ltd.	598,863	835,512

Reunert Ltd.	789,357	3,886,234

Santam Ltd.(b)	120,995	2,527,251

SPAR Group Ltd. (The)	622,285	8,279,729

Telkom S.A. SOC Ltd.	1,636,271	8,273,685

Tongaat Hulett Ltd.	295,167	441,279

Trencor Ltd.	489,654	906,562

Truworths International Ltd.	1,769,655	8,514,960

Tsogo Sun Holdings Ltd.	2,185,760	2,926,725

Total South Africa		121,594,249

South Korea – 7.8%

Aekyung Petrochemical Co., Ltd.	58,217	475,440

Ahnlab, Inc.	12,271	565,389

Bukwang Pharmaceutical Co., Ltd.	27,420	461,388

Caregen Co., Ltd.†	7,384	497,644

Cheil Worldwide, Inc.	204,345	4,356,576

Chong Kun Dang Pharmaceutical Corp.	4,709	423,150

Com2uS Corp.	7,323	673,528

Daesang Corp.	38,072	950,878

Daewoong Pharmaceutical Co., Ltd.	417	67,596

Daishin Securities Co., Ltd.	155,780	1,509,629

DB HiTek Co., Ltd.	58,829	647,839

DGB Financial Group, Inc.	427,460	3,076,688

Dongsuh Cos., Inc.	152,912	2,653,833

DONGSUNG Corp.	125,630	587,697

Douzone Bizon Co., Ltd.	11,713	480,861

Eugene Corp.	128,320	751,765

F&F Co., Ltd.	7,569	537,452

Grand Korea Leisure Co., Ltd.	82,873	1,653,664

Green Cross Corp.	3,700	471,016

Green Cross Holdings Corp.	36,366	772,109

Halla Holdings Corp.	24,337	872,624

Hana Tour Service, Inc.	18,732	1,194,782

Hancom, Inc.	36,074	427,447

Handsome Co., Ltd.	11,390	447,031

Hanjin Kal Corp.	30,518	690,963

Hankook Tire Worldwide Co., Ltd.	47,625	652,426

Hanmi Semiconductor Co., Ltd.	85,920	606,307

Hansae Co., Ltd.	39,386	988,901

Hansol Chemical Co., Ltd.	11,954	867,773

Hansol Paper Co., Ltd.	36,258	471,153

Hanssem Co., Ltd.	21,099	1,706,359

Hanwha Corp.	88,172	2,361,403

Hanwha General Insurance Co., Ltd.	57,084	259,998

Harim Holdings Co., Ltd.	55,831	570,557

Hite Jinro Co., Ltd.(b)	144,717	2,358,616

Huchems Fine Chemical Corp.	92,312	1,813,547

Huvis Corp.	51,865	364,622

Hyundai Corp.	13,584	298,582

Hyundai Department Store Co., Ltd.	10,473	931,876

Hyundai Elevator Co., Ltd.	5,371	423,018

Iljin Materials Co., Ltd.	22,602	738,732

iMarketKorea, Inc.	142,177	1,203,701

Innocean Worldwide, Inc.	15,448	951,295

IS Dongseo Co., Ltd.	46,716	1,292,294

It’s Hanbul Co., Ltd.	8,919	236,509

Jahwa Electronics Co., Ltd.	42,149	525,424

JB Financial Group Co., Ltd.	163,899	804,262

Jeju Air Co., Ltd.	21,243	740,164

JW Life Science Corp.	19,883	431,782

KEPCO Plant Service & Engineering Co., Ltd.	91,118	2,793,504

Kginicis Co., Ltd.	18,342	213,298

KIWOOM Securities Co., Ltd.	16,287	1,163,665

Koh Young Technology, Inc.	7,323	551,596

Kolon Industries, Inc.	29,980	1,336,436

Korea Autoglass Corp.	32,807	465,327

Korea Petrochemical Ind Co., Ltd.	8,566	1,184,796

Korean Reinsurance Co.	289,158	2,330,892

KT Skylife Co., Ltd.	48,618	505,411

Kumho Industrial Co., Ltd.(b)	62,513	526,495

Kumho Petrochemical Co., Ltd.	16,319	1,368,663

Kyobo Securities Co., Ltd.	65,355	541,794

Kyungdong Pharm Co., Ltd.	65,821	608,863

LEENO Industrial, Inc.	15,595	820,211

LF Corp.	28,563	629,086

LG Hausys Ltd.	14,941	798,977

Lock&Lock Co., Ltd.	13,884	248,911

LOTTE Fine Chemical Co., Ltd.	27,107	1,053,140

LOTTE Himart Co., Ltd.	20,296	915,475

LS Corp.	47,247	2,176,917

LS Industrial Systems Co., Ltd.	21,784	911,585

Meritz Financial Group, Inc.	157,151	1,965,945

Meritz Fire & Marine Insurance Co., Ltd.	261,666	5,601,695

Meritz Securities Co., Ltd.	1,200,706	5,167,341

Mirae Asset Life Insurance Co., Ltd.	144,475	654,217

Modetour Network, Inc.	32,024	651,709

Moorim P&P Co., Ltd.	37,409	187,193

Muhak Co., Ltd.	48,282	542,327

Nexen Tire Corp.	55,882	488,371

NICE Information Service Co., Ltd.	64,714	724,049

NongShim Co., Ltd.	5,616	1,528,803

NS Shopping Co., Ltd.	51,084	533,297

OCI Co., Ltd.	31,275	2,559,640

Partron Co., Ltd.	123,230	1,443,890

Poongsan Corp.	42,148	1,073,101

Posco International Corp.	90,156	1,409,804

PSK, Inc.	34,980	505,393

S&T Motiv Co., Ltd.	30,769	1,046,325

Samick THK Co., Ltd.(b)	19,387	254,485

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2019

Investments	Shares	Value

Samjin Pharmaceutical Co., Ltd.	12,746	$428,385

Seah Besteel Corp.	50,853	857,929

Seoul Semiconductor Co., Ltd.	32,091	583,807

SFA Engineering Corp.	58,109	2,216,650

Silicon Works Co., Ltd.	18,424	685,767

SK Discovery Co., Ltd.	20,128	469,908

SK Gas Ltd.	11,975	964,245

SK Materials Co., Ltd.(b)	7,805	1,166,177

SK Networks Co., Ltd.	275,393	1,467,825

SKC Co., Ltd.	35,464	1,129,437

SKCKOLONPI, Inc.(b)	19,851	531,645

SL Corp.	24,786	480,391

Soulbrain Co., Ltd.	10,729	500,012

ST Pharm Co., Ltd.	16,609	321,908

Sungwoo Hitech Co., Ltd.	105,277	397,420

TES Co., Ltd.	37,911	584,479

Tongyang Life Insurance Co., Ltd.	182,053	736,969

WiSoL Co., Ltd.	31,614	441,443

WONIK IPS Co., Ltd.	28,149	580,289

Youlchon Chemical Co., Ltd.	43,110	491,828

Youngone Corp.	18,322	526,207

Yuhan Corp.	6,283	1,328,447

Total South Korea		111,220,085

Taiwan – 26.3%

AcBel Polytech, Inc.(b)	1,684,303	1,139,427

Accton Technology Corp.(b)	1,598,633	6,457,709

Acer, Inc.*(b)	5,901,000	3,781,404

Alpha Networks, Inc.	1,535,000	986,129

Arcadyan Technology Corp.(b)	345,000	1,043,267

Asia Vital Components Co., Ltd.(b)	744,000	825,580

ASMedia Technology, Inc.(b)	31,000	568,291

Aten International Co., Ltd.	530,000	1,638,812

BES Engineering Corp.	1,807,000	471,970

Capital Futures Corp.	381,000	581,627

Capital Securities Corp.(b)	3,091,340	962,894

Cathay Real Estate Development Co., Ltd.	2,241,000	1,752,343

Chang Wah Electromaterials, Inc.	196,000	1,001,606

Charoen Pokphand Enterprise(b)	762,000	1,280,693

Chaun-Choung Technology Corp.(b)	206,000	835,483

Cheng Loong Corp.	1,969,000	1,309,664

Chicony Electronics Co., Ltd.	3,018,652	7,022,513

Chicony Power Technology Co., Ltd.(b)	993,625	1,840,852

Chin-Poon Industrial Co., Ltd.(b)	1,389,650	1,717,872

China Airlines Ltd.	3,652,000	1,168,337

China General Plastics Corp.	1,261,795	929,341

China Metal Products Co., Ltd.	1,154,000	1,400,354

China Steel Chemical Corp.(b)	313,726	1,369,094

Chong Hong Construction Co., Ltd.	1,094,000	3,194,627

Chroma ATE, Inc.(b)	909,132	4,321,404

Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	1,535,000	1,028,463

Cleanaway Co., Ltd.(b)	429,161	2,408,944

Clevo Co.*	996,000	946,863

Compeq Manufacturing Co., Ltd.	3,979,000	3,059,726

Continental Holdings Corp.	765,000	392,174

Coremax Corp.(b)	187,893	552,940

CTCI Corp.(b)	2,598,190	4,046,434

Cub Elecparts, Inc.(b)	134,572	1,279,330

Da-Li Development Co., Ltd.	1,213,000	1,302,714

Darfon Electronics Corp.	330,000	546,065

Depo Auto Parts Ind Co., Ltd.	224,000	495,670

Elan Microelectronics Corp.	826,409	2,373,005

Elite Advanced Laser Corp.(b)	363,312	803,941

Elite Material Co., Ltd.(b)	1,239,163	4,281,918

Elite Semiconductor Memory Technology, Inc.	1,223,000	1,251,948

Ennoconn Corp.(b)	130,674	1,127,798

Epistar Corp.(b)	1,453,000	1,169,170

Eternal Materials Co., Ltd.	1,277,494	1,015,512

Eva Airways Corp.	1,383,775	677,958

Evergreen Marine Corp. Taiwan Ltd.	2,002,015	776,239

Everlight Chemical Industrial Corp.(b)	1,709,000	948,197

Everlight Electronics Co., Ltd.	2,398,165	2,431,585

Far Eastern Department Stores Ltd.	3,845,841	2,046,423

Far Eastern International Bank	7,604,258	2,763,345

Faraday Technology Corp.(b)	814,200	1,176,899

Farglory Land Development Co., Ltd.	1,297,640	1,578,868

Feng Hsin Steel Co., Ltd.	933,950	1,830,294

FLEXium Interconnect, Inc.(b)	1,031,028	3,104,408

Formosa International Hotels Corp.	294,000	1,511,948

Foxsemicon Integrated Technology, Inc.(b)	268,197	1,196,512

Gemtek Technology Corp.(b)	1,005,000	749,988

Genius Electronic Optical Co., Ltd.	68,000	795,380

Getac Technology Corp.	1,644,292	2,742,221

Giant Manufacturing Co., Ltd.	597,000	4,261,449

Gigabyte Technology Co., Ltd.(b)	2,921,000	4,653,432

Global Brands Manufacture Ltd.	430,000	182,768

Global PMX Co., Ltd.	200,000	791,681

Global Unichip Corp.(b)	136,000	906,799

Grand Pacific Petrochemical	1,760,000	1,367,661

Grape King Bio Ltd.	257,988	1,665,762

Great Wall Enterprise Co., Ltd.	2,225,387	2,548,828

Greatek Electronics, Inc.	1,439,000	1,984,312

Hannstar Board Corp.	630,000	535,553

HannStar Display Corp.(b)	10,926,000	2,417,719

Highwealth Construction Corp.(b)	4,403,613	7,258,271

Hiwin Technologies Corp.(b)	229,516	1,936,184

Holiday Entertainment Co., Ltd.	461,000	961,772

Holtek Semiconductor, Inc.	608,773	1,441,911

Holy Stone Enterprise Co., Ltd.(b)	398,000	1,497,964

Hota Industrial Manufacturing Co., Ltd.(b)	386,427	1,423,061

Hsin Kuang Steel Co., Ltd.(b)	662,000	701,296

Huaku Development Co., Ltd.	1,234,296	2,963,544

Hung Sheng Construction Ltd.(b)	1,857,800	1,790,258

IEI Integration Corp.	601,258	661,334

International CSRC Investment Holdings Co.(b)	1,482,033	2,009,993

ITEQ Corp.	998,000	2,875,437

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2019

Investments	Shares	Value

Jentech Precision Industrial Co., Ltd.	144,000	$537,305

Jih Lin Technology Co., Ltd.	244,000	552,593

KEE TAI Properties Co., Ltd.	1,965,000	761,887

Kenda Rubber Industrial Co., Ltd.(b)	1,600,039	1,534,081

King Slide Works Co., Ltd.	50,004	557,304

King Yuan Electronics Co., Ltd.	4,674,000	3,980,873

King’s Town Bank Co., Ltd.	2,873,000	2,982,950

Kinik Co.(b)	569,495	1,128,994

Kinpo Electronics	1,405,000	517,407

Kinsus Interconnect Technology Corp.(b)	545,368	798,043

Kung Long Batteries Industrial Co., Ltd.	374,000	2,032,576

L&K Engineering Co., Ltd.	810,000	758,213

Lealea Enterprise Co., Ltd.	2,525,000	835,645

Lelon Electronics Corp.	242,000	317,610

Lien Hwa Industrial Corp.	2,252,830	2,459,653

Lion Travel Service Co., Ltd.	255,000	728,087

Lite-On Semiconductor Corp.(b)	971,000	1,097,949

Long Chen Paper Co., Ltd.(b)	3,908,732	2,162,323

Lotes Co., Ltd.	156,977	1,265,677

Macronix International(b)	5,817,000	3,944,625

Makalot Industrial Co., Ltd.	389,667	2,730,912

Marketech International Corp.	245,000	426,080

Mercuries & Associates Holding Ltd.(b)	992,560	578,071

Merida Industry Co., Ltd.	178,043	993,605

Merry Electronics Co., Ltd.(b)	1,160,030	6,360,866

Micro-Star International Co., Ltd.(b)	2,496,877	7,007,669

Mirle Automation Corp.	553,560	844,156

momo.com, Inc.	127,000	1,048,701

Namchow Holdings Co., Ltd.	484,086	838,734

Nan Kang Rubber Tire Co., Ltd.(b)	1,176,000	1,190,480

Nantex Industry Co., Ltd.	676,615	725,560

Nichidenbo Corp.	352,000	669,269

Nuvoton Technology Corp.(b)	460,000	773,122

OptoTech Corp.	1,959,485	1,509,962

Oriental Union Chemical Corp.	1,816,000	1,537,860

Pan-International Industrial Corp.	1,304,000	992,158

Powertech Technology, Inc.	3,003,000	7,093,279

Primax Electronics Ltd.	1,881,000	3,704,570

Qisda Corp.	6,557,000	4,201,773

Radiant Opto-Electronics Corp.(b)	2,173,252	6,952,601

Realtek Semiconductor Corp.	1,190,770	7,031,688

Rechi Precision Co., Ltd.(b)	1,497,000	1,228,861

Rexon Industrial Corp. Ltd.(b)	225,000	606,658

Ruentex Industries Ltd.	1,671,200	4,386,693

Run Long Construction Co., Ltd.(b)	289,000	653,568

Sanyang Motor Co., Ltd.	2,162,000	1,416,992

SDI Corp.(b)	404,000	937,233

Sercomm Corp.(b)	1,126,488	2,467,122

Shin Zu Shing Co., Ltd.	156,000	554,241

Shinkong Insurance Co., Ltd.	672,000	850,343

Shinkong Synthetic Fibers Corp.	2,918,000	1,320,748

Shiny Chemical Industrial Co., Ltd.	251,000	744,355

Sigurd Microelectronics Corp.	1,085,000	1,059,636

Sinbon Electronics Co., Ltd.(b)	670,120	2,250,366

Sincere Navigation Corp.(b)	758,000	386,126

Sinon Corp.	2,126,000	1,255,437

Sitronix Technology Corp.	618,000	2,837,300

Standard Foods Corp.	1,321,896	2,221,710

Sunny Friend Environmental Technology Co., Ltd.	125,000	977,434

Sunonwealth Electric Machine Industry Co., Ltd.	818,000	936,889

Supreme Electronics Co., Ltd.	2,121,000	2,160,880

Syncmold Enterprise Corp.	730,915	1,975,478

Synnex Technology International Corp.	5,244,600	6,296,141

Systex Corp.(b)	456,000	1,004,604

TA Chen Stainless Pipe(b)	493,809	728,204

Ta Ya Electric Wire & Cable	830,000	298,924

Taichung Commercial Bank Co., Ltd.	6,268,254	2,318,525

Taiflex Scientific Co., Ltd.(b)	893,000	1,116,956

Taimide Tech, Inc.	205,000	406,402

Tainan Spinning Co., Ltd.(b)	2,415,000	948,119

Taisun Enterprise Co., Ltd.	717,000	431,542

Taiwan Business Bank	5,775,800	2,248,815

Taiwan Cogeneration Corp.	1,184,970	1,016,935

Taiwan Fertilizer Co., Ltd.	946,000	1,414,987

Taiwan Glass Industry Corp.	2,010,000	896,725

Taiwan Hon Chuan Enterprise Co., Ltd.(b)	944,692	1,506,517

Taiwan Paiho Ltd.(b)	870,000	2,021,122

Taiwan PCB Techvest Co., Ltd.	931,302	1,116,517

Taiwan Styrene Monomer	2,048,000	1,618,040

Taiwan Surface Mounting Technology Corp.(b)	659,000	1,068,025

Teco Electric and Machinery Co., Ltd.(b)	4,469,683	3,045,484

Test Research, Inc.(b)	704,115	1,274,788

Thinking Electronic Industrial Co., Ltd.(b)	318,000	871,855

Ton Yi Industrial Corp.	2,092,538	889,416

Tong Hsing Electronic Industries Ltd.(b)	486,918	1,635,146

Tong Yang Industry Co., Ltd.	1,261,685	1,619,041

Topco Scientific Co., Ltd.	676,521	1,751,639

Transcend Information, Inc.(b)	1,238,479	2,812,853

Tripod Technology Corp.	1,979,928	6,391,942

TSRC Corp.(b)	1,217,011	1,085,894

Tung Ho Steel Enterprise Corp.(b)	2,800,153	1,930,639

TXC Corp.(b)	1,508,549	1,578,518

TYC Brother Industrial Co., Ltd.(b)	858,000	743,291

U-Ming Marine Transport Corp.(b)	888,420	895,035

Unimicron Technology Corp.	2,359,000	2,265,583

Union Bank of Taiwan	3,986,000	1,383,826

Unitech Printed Circuit Board Corp.(b)	658,000	444,068

UPC Technology Corp.	2,852,920	1,152,442

USI Corp.	1,246,090	487,188

Visual Photonics Epitaxy Co., Ltd.(b)	420,750	1,247,759

Voltronic Power Technology Corp.	121,315	2,377,452

Walsin Lihwa Corp.	9,344,000	5,351,036

Walton Advanced Engineering, Inc.	832,000	291,546

Wan Hai Lines Ltd.	2,061,000	1,073,281

Waterland Financial Holdings Co., Ltd.	8,576,000	2,921,692

Weikeng Industrial Co., Ltd.	1,545,000	1,027,644

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2019

Investments	Shares	Value

Winbond Electronics Corp.(b)	13,931,000	$6,667,064

Wistron Corp.(b)	11,264,007	8,661,669

Wistron NeWeb Corp.	946,722	2,488,100

Wowprime Corp.	321,000	968,609

WPG Holdings Ltd.	6,134,058	8,000,815

WT Microelectronics Co., Ltd.	1,967,678	2,595,224

YC Co., Ltd.	853,000	381,934

YC INOX Co., Ltd.(b)	1,969,000	1,677,009

YFY, Inc.	3,125,000	1,201,514

Yieh Phui Enterprise Co., Ltd.(b)	2,092,400	676,862

Yulon Motor Co., Ltd.(b)	1,188,000	749,715

Yungtay Engineering Co., Ltd.	868,790	1,804,077

Zeng Hsing Industrial Co., Ltd.	308,000	1,499,002

Zig Sheng Industrial Co., Ltd.(b)	1,311,000	387,934

Total Taiwan		375,009,829

Thailand – 5.9%

Amata Corp. PCL NVDR	1,155,500	768,270

Ananda Development PCL NVDR	5,937,000	669,748

AP Thailand PCL NVDR	3,733,000	829,294

Asia Plus Group Holdings PCL NVDR(b)	13,057,700	1,267,298

Bangchak Corp. PCL NVDR	1,684,900	1,712,243

Bangkok Chain Hospital PCL NVDR	1,549,800	830,206

Bangkok Land PCL NVDR	36,355,014	1,798,562

BCPG PCL NVDR	1,485,800	767,831

Beauty Community PCL NVDR(b)	7,973,500	1,670,830

Big Camera Corp. PCL NVDR	9,070,100	365,834

Carabao Group PCL NVDR(b)	505,400	863,966

Central Plaza Hotel PCL NVDR	832,600	1,147,826

CH Karnchang PCL NVDR	795,525	626,694

Chularat Hospital PCL NVDR	8,005,600	479,302

Com7 PCL NVDR	629,000	354,785

Eastern Polymer Group PCL NVDR(b)	2,397,100	487,200

Eastern Water Resources Development and Management PCL NVDR	2,711,000	948,231

Erawan Group PCL (The) NVDR(b)	1,799,100	399,674

Esso Thailand PCL NVDR(b)	6,570,400	2,277,435

Forth Smart Service PCL NVDR(b)	2,575,505	576,212

GFPT PCL NVDR	1,075,900	474,637

Golden Land Property Development PCL NVDR	1,484,500	390,596

Gunkul Engineering PCL NVDR	7,056,233	689,281

Hana Microelectronics PCL NVDR(b)	2,194,000	2,143,186

Inter Far East Energy Corp. NVDR*†	4,230,700	0

Jasmine International PCL NVDR	24,025,400	4,088,141

Jay Mart PCL NVDR(b)	1,539,200	390,438

JMT Network Services PCL NVDR	1,690,000	750,874

JWD Infologistics PCL NVDR	2,077,200	540,000

KCE Electronics PCL NVDR(b)	1,270,700	972,995

KGI Securities Thailand PCL NVDR	8,519,300	1,304,673

Kiatnakin Bank PCL NVDR	1,149,806	2,518,088

LPN Development PCL NVDR(b)	4,498,518	971,005

Major Cineplex Group PCL NVDR	2,164,800	1,910,017

MBK PCL NVDR	1,693,000	1,109,639

MC Group PCL NVDR(b)	1,188,500	361,400

Mega Lifesciences PCL NVDR	615,400	630,235

MK Restaurants Group PCL NVDR	948,400	2,166,661

Origin Property PCL NVDR(b)	3,437,300	741,941

Polyplex Thailand PCL NVDR	1,243,400	611,219

Pruksa Holding PCL NVDR	3,451,900	1,957,908

PTG Energy PCL NVDR(b)	1,074,000	338,428

Quality Houses PCL NVDR	23,204,844	2,164,372

Ratchaburi Electricity Generating Holding PCL NVDR	1,551,800	2,860,574

Robinson PCL NVDR(b)	884,700	1,637,817

Sansiri PCL NVDR	36,339,400	1,500,067

SC Asset Corp. PCL NVDR	9,369,000	885,678

Sermsang Power Corp. Co., Ltd. NVDR	1,629,000	400,384

Siam City Cement PCL NVDR(b)	328,254	2,327,309

Siam Future Development PCL NVDR	2,788,300	667,751

Siam Global House PCL NVDR	1,618,957	882,557

Siamgas & Petrochemicals PCL NVDR	3,686,200	1,068,632

Somboon Advance Technology PCL NVDR	755,200	423,588

SPCG PCL NVDR	2,424,500	1,405,729

Sri Trang Agro-Industry PCL NVDR(b)	917,000	369,863

Star Petroleum Refining PCL NVDR(b)	9,192,070	3,157,194

Supalai PCL NVDR	1,432,000	852,838

Synnex Thailand PCL NVDR	883,380	331,250

Taokaenoi Food & Marketing PCL NVDR(b)	1,205,380	357,037

Thai Vegetable Oil PCL NVDR	2,442,800	2,059,080

Thanachart Capital PCL NVDR	1,593,400	2,736,420

Thonburi Healthcare Group PCL NVDR	587,800	588,078

Tisco Financial Group PCL NVDR(b)	1,300,757	3,617,199

TPI Polene Power PCL NVDR	10,813,400	2,078,517

TTW PCL NVDR	6,069,700	2,333,397

Unique Engineering & Construction PCL NVDR(b)	1,606,400	498,599

Univentures PCL NVDR(b)	1,910,000	367,134

VGI Global Media PCL NVDR	2,923,200	833,621

Vinythai PCL NVDR	611,600	476,021

WHA Corp. PCL NVDR(b)	19,479,300	2,590,283

WHA Utilities and Power PCL NVDR	3,389,800	635,554

Workpoint Entertainment PCL NVDR(b)	487,200	343,888

Total Thailand		84,353,234

Turkey – 1.6%

Aksa Akrilik Kimya Sanayii AS	771,577	1,253,731

Anadolu Cam Sanayii AS	1	1

Anadolu Efes Biracilik ve Malt Sanayii AS	372,572	1,154,725

Aselsan Elektronik Sanayi ve Ticaret AS	1	3

Aslan Cimento AS	61,311	265,447

Aygaz AS	788,523	1,344,073

Borusan Mannesmann Boru Sanayi ve Ticaret AS	258,547	437,044

Coca-Cola Icecek AS	152,599	819,501

EGE Endustri VE Ticaret AS	6,028	483,555

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	14,281,535	3,867,663

Enerjisa Enerji AS(a)	928,726	848,242

Kordsa Teknik Tekstil AS	297,925	548,959

Soda Sanayii AS	649,658	862,439

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 31, 2019

Investments	Shares	Value

TAV Havalimanlari Holding AS	516,366	$2,133,245

Tekfen Holding AS	470,211	1,875,983

Tofas Turk Otomobil Fabrikasi AS	764,604	2,315,628

Torunlar Gayrimenkul Yatirim Ortakligi AS	780,437	317,723

Trakya Cam Sanayii AS	1,051,973	618,194

Turkiye Halk Bankasi AS	1,018,585	1,150,271

Turkiye Sise ve Cam Fabrikalari AS	1,043,070	1,076,377

Turkiye Vakiflar Bankasi TAO Class D	1,398,505	1,121,359

Total Turkey		22,494,163
TOTAL COMMON STOCKS (Cost: $1,325,134,703)		1,419,617,918

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%

United States – 0.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c)
(Cost: $10,706,585)(d)	10,706,585	10,706,585

TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $1,335,841,288)		1,430,324,503

Other Assets less Liabilities – (0.4)%		(5,355,728)

NET ASSETS – 100.0%		$1,424,968,775
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $924,744, which represents 0.06% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $102,226,525 and the total market value of the collateral held by the Fund was $116,590,463. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $105,883,878.

NVDR – Non-Voting Depositary Receipt

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.5%

Australia – 4.9%

Altium Ltd.	3,715	$85,291

Aristocrat Leisure Ltd.	22,148	385,612

carsales.com Ltd.	18,703	168,064

Cochlear Ltd.	2,189	269,443

Corporate Travel Management Ltd.(a)	3,749	67,802

CSL Ltd.	13,455	1,863,189

Domino’s Pizza Enterprises Ltd.(a)	4,368	134,724

Northern Star Resources Ltd.	19,790	125,817

REA Group Ltd.	4,510	239,315

Reece Ltd.	24,961	174,828

Total Australia		3,514,085

Belgium – 0.2%

Melexis N.V.(a)	2,548	154,352

Brazil – 1.8%

Ambev S.A.	120,895	522,821

BB Seguridade Participacoes S.A.	40,496	275,960

CCR S.A.	66,351	200,160

IRB Brasil Resseguros S.A.	3,499	82,042

Localiza Rent a Car S.A.	7,914	67,229

Lojas Renner S.A.	8,496	95,620

Magazine Luiza S.A.	400	17,766

Natura Cosmeticos S.A.	2,408	28,085

Raia Drogasil S.A.	2,200	36,915

Total Brazil		1,326,598

Canada – 3.1%

Alimentation Couche-Tard, Inc. Class B	6,336	373,345

Canadian Pacific Railway Ltd.	3,088	636,438

CCL Industries, Inc. Class B	3,900	157,933

CI Financial Corp.	38,296	522,863

Constellation Software, Inc.	269	228,034

FirstService Corp.	600	53,468

Toromont Industries Ltd.	2,719	138,906

West Fraser Timber Co., Ltd.	2,100	102,174

Total Canada		2,213,161

Chile – 0.1%

Aguas Andinas S.A. Class A	167,969	95,503

China – 6.7%

AAC Technologies Holdings, Inc.	21,000	124,262

Anhui Conch Cement Co., Ltd. Class H	37,000	226,008

ANTA Sports Products Ltd.	28,000	190,473

Brilliance China Automotive Holdings Ltd.	44,000	43,608

China Conch Venture Holdings Ltd.	39,500	141,396

China Gas Holdings Ltd.	36,200	127,277

China Medical System Holdings Ltd.	39,000	37,808

China Overseas Land & Investment Ltd.	132,000	501,099

China Resources Gas Group Ltd.	18,000	84,841

CIFI Holdings Group Co., Ltd.	254,000	192,524

Country Garden Holdings Co., Ltd.	417,000	651,268

CSPC Pharmaceutical Group Ltd.	56,400	104,897

Dali Foods Group Co., Ltd.(b)	70,500	52,718

Fullshare Holdings Ltd.*(a)	40,000	5,350

Geely Automobile Holdings Ltd.	113,000	215,925

Haier Electronics Group Co., Ltd.*	17,000	49,376

Haitian International Holdings Ltd.	23,000	52,270

Kingboard Laminates Holdings Ltd.	96,000	100,892

Logan Property Holdings Co., Ltd.	62,000	102,676

Luye Pharma Group Ltd.(a)(b)	29,500	25,780

MGM China Holdings Ltd.(a)	10,400	21,754

Minth Group Ltd.	22,000	69,223

Shenzhou International Group Holdings Ltd.	14,300	191,639

Sino Biopharmaceutical Ltd.	33,250	30,328

SITC International Holdings Co., Ltd.	67,000	68,793

Sunac China Holdings Ltd.	60,000	298,855

Sunny Optical Technology Group Co., Ltd.	6,500	77,628

Tencent Holdings Ltd.	16,000	735,801

Xinyi Glass Holdings Ltd.	144,000	165,097

Xinyi Solar Holdings Ltd.	166,000	79,934

Zhuzhou CRRC Times Electric Co., Ltd. Class H	8,300	49,060

Total China		4,818,560

Denmark – 3.1%

Ambu A/S Class B	1,545	40,922

Chr Hansen Holding A/S	3,058	310,277

Coloplast A/S Class B	11,943	1,311,661

DSV A/S	1,842	152,488

GN Store Nord A/S	1,727	80,263

Rockwool International A/S Class B	264	61,904

Royal Unibrew A/S	2,420	178,716

SimCorp A/S	1,281	123,791

Total Denmark		2,260,022

Finland – 0.3%

DNA Oyj	10,924	226,676

France – 3.6%

Gaztransport Et Technigaz S.A.	3,626	330,195

Ipsen S.A.	1,672	229,419

Safran S.A.	14,712	2,019,493

Trigano S.A.	569	44,403

Total France		2,623,510

Germany – 5.0%

1&1 Drillisch AG	18,069	643,966

adidas AG	6,716	1,633,393

Bechtle AG	1,293	119,850

CompuGroup Medical SE	979	57,712

CTS Eventim AG & Co. KGaA	4,017	190,523

Fuchs Petrolub SE	3,562	140,386

Hugo Boss AG	7,308	499,568

Nemetschek SE	633	108,036

Siltronic AG	2,031	179,339

Wirecard AG	441	55,311

Total Germany		3,628,084

Hong Kong – 2.9%

Galaxy Entertainment Group Ltd.	198,000	1,348,174

Melco International Development Ltd.	22,000	51,567

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2019

Investments	Shares	Value

Techtronic Industries Co., Ltd.	74,000	$497,264

Vitasoy International Holdings Ltd.	40,000	193,632

Total Hong Kong		2,090,637

India – 3.2%

Alkem Laboratories Ltd.	417	10,539

Asian Paints Ltd.	1,938	41,759

Aurobindo Pharma Ltd.	3,124	35,366

Bajaj Auto Ltd.	1,386	58,243

Bajaj Holdings & Investment Ltd.	634	31,268

Bandhan Bank Ltd.(b)	3,399	25,821

Bharat Forge Ltd.	3,396	25,119

Bharti Infratel Ltd.	45,537	206,009

Biocon Ltd.	1,384	12,198

Cadila Healthcare Ltd.	3,993	20,004

Colgate-Palmolive India Ltd.	1,848	33,563

Dabur India Ltd.	4,367	25,770

Eicher Motors Ltd.	116	34,407

Emami Ltd.	1,269	7,327

Endurance Technologies Ltd.(b)	116	1,944

Godrej Consumer Products Ltd.	3,626	35,907

Graphite India Ltd.	412	2,658

Havells India Ltd.	2,878	32,093

Hero MotoCorp Ltd.	2,848	104,964

Hindustan Unilever Ltd.	8,701	214,376

Indraprastha Gas Ltd.	5,850	25,794

InterGlobe Aviation Ltd.(b)	1,385	28,553

ITC Ltd.	51,014	218,894

JSW Steel Ltd.	11,715	49,557

Maruti Suzuki India Ltd.	1,390	133,885

Mindtree Ltd.	1,765	24,064

Motherson Sumi Systems Ltd.	12,973	28,034

Mphasis Ltd.	1,510	21,603

Nestle India Ltd.	203	32,119

Oracle Financial Services Software Ltd.	455	22,251

Petronet LNG Ltd.	12,713	46,163

Pidilite Industries Ltd.	2,326	41,845

Shree Cement Ltd.	75	20,210

Siemens Ltd.	1,368	22,291

Sun Pharmaceutical Industries Ltd.	4,148	28,672

Tata Consultancy Services Ltd.	11,835	341,964

Tech Mahindra Ltd.	9,694	108,576

Titan Co., Ltd.	2,166	35,702

UPL Ltd.	6,106	84,514

Whirlpool of India Ltd.	539	11,788

Zee Entertainment Enterprises Ltd.	7,934	51,023

Total India		2,336,837

Indonesia – 0.3%

Charoen Pokphand Indonesia Tbk PT	93,600	42,068

Gudang Garam Tbk PT	15,600	91,146

United Tractors Tbk PT	40,000	75,983

Total Indonesia		209,197

Israel – 0.4%

Bezeq Israeli Telecommunication Corp., Ltd.	399,960	287,075

Italy – 2.6%

De’ Longhi SpA	13,942	376,654

Ferrari N.V.	3,098	415,691

IMA Industria Macchine Automatiche SpA	2,358	176,203

Moncler SpA	5,440	219,410

Recordati SpA	14,716	573,543

Reply SpA	604	38,929

Technogym SpA(b)	5,397	66,479

Total Italy		1,866,909

Japan – 12.9%

Advantest Corp.	7,300	169,697

Asahi Intecc Co., Ltd.	1,500	70,470

Benefit One, Inc.(a)	3,700	72,606

Daito Trust Construction Co., Ltd.	7,400	1,031,594

en-japan, Inc.(a)	1,000	29,092

GMO Payment Gateway, Inc.(a)	800	56,810

Harmonic Drive Systems, Inc.(a)	2,000	68,483

Haseko Corp.	25,900	325,724

Hoya Corp.	10,400	686,756

Kakaku.com, Inc.	8,200	157,577

Kaken Pharmaceutical Co., Ltd.(a)	2,900	131,788

M3, Inc.	3,900	65,432

MonotaRO Co., Ltd.	3,000	66,703

Murata Manufacturing Co., Ltd.	25,800	1,284,814

Nidec Corp.	4,700	595,541

Nihon M&A Center, Inc.	2,600	71,175

Open House Co., Ltd.	2,400	82,288

Oracle Corp.	4,300	288,648

Pigeon Corp.	3,600	147,174

Pilot Corp.	700	28,364

Relo Group, Inc.	2,300	64,625

Seria Co., Ltd.(a)	1,800	62,041

Sysmex Corp.	3,900	235,723

T-Gaia Corp.	4,400	72,985

TechnoPro Holdings, Inc.	1,500	89,443

Tokai Carbon Co., Ltd.(a)	4,900	61,181

Tokyo Electron Ltd.(a)	19,600	2,833,266

Trend Micro, Inc.	7,000	340,877

ZOZO, Inc.	6,900	130,039

Total Japan		9,320,916

Malaysia – 0.3%

Fraser & Neave Holdings Bhd	5,500	46,937

Hartalega Holdings Bhd	20,600	23,363

Nestle Malaysia Bhd	900	32,362

Press Metal Aluminium Holdings Bhd	27,800	30,711

Top Glove Corp. Bhd	23,400	26,481

Westports Holdings Bhd	26,400	24,314

Total Malaysia		184,168

Mexico – 0.6%

Fomento Economico Mexicano S.A.B. de C.V.	25,156	232,334

Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	15,298	86,500

Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	60,999	103,586

Total Mexico		422,420

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2019

Investments	Shares	Value

Netherlands – 4.1%

ASML Holding N.V.	9,525	$1,788,229

Koninklijke DSM N.V.	10,919	1,191,220

Total Netherlands		2,979,449

New Zealand – 0.6%

Fisher & Paykel Healthcare Corp., Ltd.	23,207	248,486

Ryman Healthcare Ltd.	18,970	158,485

Total New Zealand		406,971

Norway – 6.3%

Austevoll Seafood ASA	11,651	138,000

Leroy Seafood Group ASA	32,662	237,277

Salmar ASA	12,360	593,916

Telenor ASA	179,388	3,597,509

Total Norway		4,566,702

Philippines – 0.1%

DMCI Holdings, Inc.	207,100	47,328

Jollibee Foods Corp.	5,670	34,230

Semirara Mining & Power Corp.	54,170	22,644

Total Philippines		104,202

Poland – 0.0%

CCC S.A.	328	18,411

Russia – 0.9%

Mobile TeleSystems PJSC ADR	46,269	349,794

Novatek PJSC GDR Reg S	1,340	229,676

PhosAgro PJSC GDR Reg S	4,915	61,585

Total Russia		641,055

South Africa – 1.3%

Assore Ltd.	2,835	73,523

Capitec Bank Holdings Ltd.	1,100	102,972

Clicks Group Ltd.	6,051	77,293

Life Healthcare Group Holdings Ltd.	54,110	100,706

Mr. Price Group Ltd.	6,952	91,361

MultiChoice Group Ltd.*	871	7,290

Naspers Ltd. Class N	944	218,118

Pick n Pay Stores Ltd.	12,484	57,489

RMB Holdings Ltd.	37,525	197,705

Total South Africa		926,457

South Korea – 1.3%

Amorepacific Corp.	226	37,531

Coway Co., Ltd.	1,883	156,764

NAVER Corp.	218	23,815

NCSoft Corp.	321	140,266

SK Hynix, Inc.	8,616	563,217

Total South Korea		921,593

Spain – 0.4%

Prosegur Cash S.A.(b)	146,862	324,531

Sweden – 7.0%

Atlas Copco AB Class A	89,906	2,419,871

Atlas Copco AB Class B	45,337	1,124,712

Beijer Ref AB	3,088	49,773

Evolution Gaming Group AB(b)	1,580	124,778

Fabege AB	14,228	207,085

Hexpol AB	18,162	153,026

Indutrade AB	5,220	148,913

Investment AB Latour Class B(a)	28,547	383,179

Lifco AB Class B	2,307	94,267

Sweco AB Class B	5,972	144,225

Thule Group AB(b)	7,822	177,096

Total Sweden		5,026,925

Switzerland – 6.7%

EMS-Chemie Holding AG Registered Shares	1,927	1,044,864

Logitech International S.A. Registered Shares	7,289	285,661

Partners Group Holding AG	1,704	1,238,775

Roche Holding AG Bearer Shares	4,258	1,160,379

Schindler Holding AG Participation Certificate	1,817	376,573

Straumann Holding AG Registered Shares	288	234,963

Sunrise Communications Group AG*(a)(b)	5,197	382,508

Temenos AG Registered Shares*	787	116,007

Total Switzerland		4,839,730

Taiwan – 5.2%

Advantech Co., Ltd.	11,000	91,368

Catcher Technology Co., Ltd.	29,000	223,001

Eclat Textile Co., Ltd.	5,283	71,136

Feng TAY Enterprise Co., Ltd.	12,440	87,991

Hiwin Technologies Corp.	4,000	33,744

Largan Precision Co., Ltd.	2,000	298,503

Micro-Star International Co., Ltd.	42,000	117,876

Nien Made Enterprise Co., Ltd.	8,000	70,472

Novatek Microelectronics Corp.	33,000	212,002

President Chain Store Corp.	42,000	413,588

Taiwan Semiconductor Manufacturing Co., Ltd.	249,000	1,983,404

Walsin Technology Corp.	7,000	45,424

Yageo Corp.	8,000	83,840

Total Taiwan		3,732,349

Thailand – 1.1%

Advanced Info Service PCL NVDR	24,600	142,631

Airports of Thailand PCL NVDR	47,400	101,566

Bangkok Dusit Medical Services PCL NVDR	93,200	72,833

Central Pattana PCL NVDR	34,250	79,055

CP ALL PCL	54,056	127,326

Delta Electronics Thailand PCL NVDR	24,300	54,366

Energy Absolute PCL NVDR	13,200	19,965

Home Product Center PCL NVDR	126,100	60,795

Indorama Ventures PCL NVDR	47,000	73,681

VGI Global Media PCL NVDR	175,400	50,020

Total Thailand		782,238

Turkey – 0.5%

BIM Birlesik Magazalar AS	4,510	60,830

Eregli Demir ve Celik Fabrikalari T.A.S.	116,201	187,580

Ford Otomotiv Sanayi AS	3,729	32,197

Iskenderun Demir ve Celik AS	18,297	23,156

KOC Holding AS	23,947	68,201

Total Turkey		371,964

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

March 31, 2019

Investments	Shares	Value

United Kingdom – 12.0%

Ashmore Group PLC	79,713	$443,733

Ashtead Group PLC	19,592	472,932

British American Tobacco PLC	103,381	4,302,658

Countryside Properties PLC(b)	36,345	153,823

Croda International PLC	5,648	370,778

Diploma PLC	5,051	95,961

Electrocomponents PLC	21,651	158,497

Fevertree Drinks PLC	1,500	59,009

Halma PLC	8,785	191,399

Hargreaves Lansdown PLC	24,415	592,853

Hays PLC	193,533	378,275

Howden Joinery Group PLC	41,039	259,519

JD Sports Fashion PLC	9,808	64,234

NMC Health PLC	1,990	59,226

Pagegroup PLC	37,358	228,793

Redrow PLC	46,255	362,238

Rightmove PLC	35,094	233,219

Softcat PLC	6,757	73,079

Unite Group PLC (The)	17,505	209,281

Total United Kingdom		8,709,507
TOTAL COMMON STOCKS (Cost: $67,498,484)		71,930,794

EXCHANGE-TRADED FUNDS – 0.0%

United States – 0.0%

WisdomTree Emerging Markets High Dividend Fund(c)	106	4,647

WisdomTree International Equity Fund(a)(c)	136	6,886
TOTAL EXCHANGE-TRADED FUNDS (Cost: $11,502)		11,533

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%

United States – 1.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(d)
(Cost: $982,785)(e)	982,785	982,785

TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $68,492,771)		72,925,112

Other Assets less Liabilities – (0.9)%		(645,132)

NET ASSETS – 100.0%		$72,279,980
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(e)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,869,120 and the total market value of the collateral held by the Fund was $4,126,373. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,143,588.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.7%

Australia – 10.6%

Abacus Property Group	78,010	$206,142

BWP Trust	105,567	280,461

Charter Hall Group	61,645	449,718

Charter Hall Retail REIT	72,130	238,255

Cromwell Property Group	455,558	354,348

Dexus	128,609	1,163,893

Goodman Group	136,436	1,293,846

GPT Group (The)	241,745	1,066,403

Growthpoint Properties Australia Ltd.	115,095	339,294

LendLease Group	61,175	537,981

Mirvac Group	477,164	932,122

Scentre Group	814,339	2,377,494

Shopping Centres Australasia Property Group	103,825	194,705

Stockland	436,547	1,193,889

Vicinity Centres	657,470	1,214,288

Viva Energy REIT	120,262	216,987

Total Australia		12,059,826

Austria – 0.5%

CA Immobilien Anlagen AG	7,126	257,646

IMMOFINANZ AG*	10,537	261,949

S IMMO AG	4,495	91,960

Total Austria		611,555

Belgium – 0.9%

Befimmo S.A.	4,182	246,527

Cofinimmo S.A.	2,843	377,964

Warehouses De Pauw CVA	2,346	376,692

Total Belgium		1,001,183

Brazil – 0.1%

Multiplan Empreendimentos Imobiliarios S.A.	13,435	80,747

Canada – 5.3%

Allied Properties Real Estate Investment Trust	9,401	346,921

Artis Real Estate Investment Trust	36,654	304,821

Boardwalk Real Estate Investment Trust	3,973	121,276

Canadian Apartment Properties REIT	10,393	399,632

Choice Properties Real Estate Investment Trust	26,406	277,906

Cominar Real Estate Investment Trust	38,088	336,989

Dream Global Real Estate Investment Trust	28,185	298,949

Dream Office Real Estate Investment Trust	9,602	177,744

First Capital Realty, Inc.	31,002	496,608

Granite Real Estate Investment Trust	6,243	298,376

H&R Real Estate Investment Trust	56,043	982,048

Killam Apartment Real Estate Investment Trust	8,300	120,528

Northview Apartment Real Estate Investment Trust	8,506	184,771

RioCan Real Estate Investment Trust	52,414	1,038,511

SmartCentres Real Estate Investment Trust	20,504	537,329

Tricon Capital Group, Inc.(a)	8,494	73,181

Total Canada		5,995,590

Chile – 0.1%

Parque Arauco S.A.	43,950	117,549

China – 13.3%

Agile Group Holdings Ltd.	492,000	795,980

Central China Real Estate Ltd.	90,000	44,026

China Aoyuan Group Ltd.	216,000	260,577

China Evergrande Group(a)	492,000	1,635,832

China Jinmao Holdings Group Ltd.	1,057,000	689,411

China Overseas Land & Investment Ltd.	366,049	1,389,596

China Resources Land Ltd.	278,000	1,246,581

China SCE Group Holdings Ltd.	330,000	171,937

China South City Holdings Ltd.	552,800	88,730

China Vanke Co., Ltd. Class H	161,600	679,342

CIFI Holdings Group Co., Ltd.	695,900	527,469

Country Garden Holdings Co., Ltd.	1,106,000	1,727,343

Future Land Development Holdings Ltd.	190,000	235,263

Greentown China Holdings Ltd.	71,000	70,910

Guangzhou R&F Properties Co., Ltd. Class H	292,800	633,347

Hopson Development Holdings Ltd.	126,000	122,791

Jiayuan International Group Ltd.	58,000	30,663

Kaisa Group Holdings Ltd.*	306,000	138,773

KWG Group Holdings Ltd.	366,500	442,137

Logan Property Holdings Co., Ltd.	156,000	258,346

Longfor Group Holdings Ltd.	168,500	593,510

Poly Property Group Co., Ltd.	287,000	111,876

Powerlong Real Estate Holdings Ltd.	371,000	194,245

Shenzhen Investment Ltd.	834,000	318,728

Shimao Property Holdings Ltd.	197,000	616,099

Shui On Land Ltd.	659,500	162,986

Sino-Ocean Group Holding Ltd.	810,700	355,264

Sunac China Holdings Ltd.	156,900	781,507

Times China Holdings Ltd.	97,000	201,168

Yuexiu Property Co., Ltd.	1,304,000	313,959

Yuzhou Properties Co., Ltd.	508,000	306,743

Total China		15,145,139

Finland – 0.3%

Citycon Oyj	35,059	359,175

France – 8.1%

Covivio	13,102	1,391,715

Gecina S.A.	8,153	1,206,576

ICADE	11,627	984,375

Klepierre S.A.	57,070	1,998,047

Mercialys S.A.	20,525	288,081

Nexity S.A.	8,620	421,035

Unibail-Rodamco-Westfield	45,578	374,594

Unibail-Rodamco-Westfield(a)	15,744	2,583,485

Total France		9,247,908

Germany – 4.5%

alstria office REIT-AG	19,709	320,889

Deutsche Euroshop AG	8,396	254,730

Deutsche Wohnen SE Bearer Shares	19,499	946,497

LEG Immobilien AG	5,746	706,160

PATRIZIA Immobilien AG	4,075	90,734

TAG Immobilien AG	11,715	289,392

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

March 31, 2019

Investments	Shares	Value

TLG Immobilien AG	10,451	$314,965

Vonovia SE	43,671	2,266,443

Total Germany		5,189,810

Hong Kong – 21.9%

Champion REIT	762,000	660,081

Hang Lung Group Ltd.	148,649	477,195

Hang Lung Properties Ltd.	612,283	1,494,448

Henderson Land Development Co., Ltd.	498,287	3,167,475

Hui Xian REIT	1,192,634	583,837

Hysan Development Co., Ltd.	99,115	530,932

Joy City Property Ltd.	506,000	70,260

Kowloon Development Co., Ltd.	87,000	108,612

Link REIT	199,115	2,328,519

New World Development Co., Ltd.	1,222,054	2,026,910

Sino Land Co., Ltd.	721,735	1,395,670

Sun Hung Kai Properties Ltd.	305,810	5,247,499

Sunlight Real Estate Investment Trust	281,000	211,557

Swire Pacific Ltd. Class A	66,778	859,187

Swire Pacific Ltd. Class B	267,500	535,003

Swire Properties Ltd.	460,341	1,979,186

Wharf Holdings Ltd. (The)	500,872	1,512,196

Wheelock & Co., Ltd.	183,231	1,342,147

Yuexiu Real Estate Investment Trust	620,000	440,716

Total Hong Kong		24,971,430

Ireland – 0.2%

Green REIT PLC	64,347	108,378

Hibernia REIT PLC	44,807	67,216

Total Ireland		175,594

Israel – 1.2%

Alony Hetz Properties & Investments Ltd.	14,809	166,641

Amot Investments Ltd.	56,797	316,117

Azrieli Group Ltd.	7,677	454,992

Gazit-Globe Ltd.	23,842	191,493

Melisron Ltd.	3,830	194,278

Total Israel		1,323,521

Japan – 6.8%

Aeon Mall Co., Ltd.	10,530	173,146

Daibiru Corp.	8,800	83,480

Daito Trust Construction Co., Ltd.	8,300	1,157,058

Daiwa House Industry Co., Ltd.	58,300	1,853,528

Hulic Co., Ltd.	40,600	398,352

Ichigo, Inc.	24,600	84,234

Invesco Office J-REIT, Inc.	839	133,258

Invincible Investment Corp.	797	390,273

Katitas Co., Ltd.(a)	1,800	61,716

Mitsubishi Estate Co., Ltd.	54,589	989,097

Mitsui Fudosan Co., Ltd.	43,808	1,101,285

Nomura Real Estate Holdings, Inc.	17,265	331,464

Open House Co., Ltd.(a)	3,000	102,860

Relo Group, Inc.	3,000	84,293

Sumitomo Realty & Development Co., Ltd.	9,379	388,599

Tokyo Tatemono Co., Ltd.	15,900	194,934

Tokyu Fudosan Holdings Corp.	39,568	236,654

Total Japan		7,764,231

Malaysia – 0.5%

IGB Real Estate Investment Trust	244,400	110,751

IOI Properties Group Bhd	204,575	66,146

Pavilion Real Estate Investment Trust	90,600	40,390

Sime Darby Bhd	330,000	89,724

SP Setia Bhd	216,875	120,589

Sunway Bhd	206,465	84,963

Sunway Real Estate Investment Trust	202,096	89,105

Total Malaysia		601,668

Mexico – 1.4%

Concentradora Fibra Danhos S.A. de C.V.	169,498	242,046

Fibra Uno Administracion S.A. de C.V.	681,198	941,860

PLA Administradora Industrial S de RL de C.V.	182,866	282,630

Prologis Property Mexico S.A. de C.V.	54,028	104,171

Total Mexico		1,570,707

Netherlands – 0.5%

Eurocommercial Properties N.V. CVA	8,872	256,221

Wereldhave N.V.(a)	10,580	289,509

Total Netherlands		545,730

New Zealand – 0.5%

Goodman Property Trust	176,546	208,299

Kiwi Property Group Ltd.	234,317	237,309

Precinct Properties New Zealand Ltd.	149,697	159,266

Total New Zealand		604,874

Norway – 0.2%

Entra ASA(b)	18,347	277,391

Philippines – 0.4%

Ayala Land, Inc.	213,100	182,217

Megaworld Corp.	551,600	60,927

Robinsons Land Corp.	111,547	52,045

SM Prime Holdings, Inc.	262,875	199,747

Total Philippines		494,936

Russia – 0.1%

LSR Group PJSC GDR Reg S	73,051	146,102

Singapore – 9.4%

Ascendas Real Estate Investment Trust	458,984	986,079

Ascott Residence Trust	358,288	312,130

Bukit Sembawang Estates Ltd.	27,100	113,042

CapitaLand Commercial Trust	451,775	647,060

CapitaLand Ltd.	425,989	1,147,922

CapitaLand Mall Trust	485,586	853,226

CapitaLand Retail China Trust	162,100	187,890

CDL Hospitality Trusts	195,000	234,662

City Developments Ltd.	57,603	384,870

Frasers Centrepoint Trust	148,000	260,052

Frasers Logistics & Industrial Trust	294,299	252,039

GuocoLand Ltd.	103,800	148,669

Ho Bee Land Ltd.	80,800	150,326

Keppel DC REIT	157,700	174,640

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

March 31, 2019

Investments	Shares	Value

Keppel REIT	490,200	$466,857

Manulife US Real Estate Investment Trust	165,700	141,673

Mapletree Commercial Trust	427,592	596,640

Mapletree Industrial Trust	306,818	475,687

Mapletree Logistics Trust	511,975	551,852

Mapletree North Asia Commercial Trust	602,500	587,154

OUE Ltd.	93,300	117,098

Parkway Life Real Estate Investment Trust	74,700	161,036

SPH REIT	276,200	214,108

Starhill Global REIT	428,884	231,145

Suntec Real Estate Investment Trust	405,528	583,817

United Engineers Ltd.	49,500	92,093

UOL Group Ltd.	63,000	323,256

Wing Tai Holdings Ltd.	57,600	86,326

Yanlord Land Group Ltd.	276,900	278,024

Total Singapore		10,759,373

South Africa – 2.3%

Growthpoint Properties Ltd.	676,255	1,145,126

Hyprop Investments Ltd.	57,951	283,220

Redefine Properties Ltd.	1,362,826	916,662

Vukile Property Fund Ltd.	176,384	244,617

Total South Africa		2,589,625

Spain – 0.5%

Inmobiliaria Colonial Socimi S.A.	26,662	274,376

Merlin Properties Socimi S.A.	25,232	330,490

Total Spain		604,866

Sweden – 2.0%

Atrium Ljungberg AB Class B	10,800	184,904

Castellum AB	26,444	514,180

Fabege AB	18,051	262,729

Hemfosa Fastigheter AB	18,749	164,844

Hufvudstaden AB Class A	17,148	298,208

Klovern AB Class B	82,148	112,922

Kungsleden AB	26,245	209,387

Sagax AB Class B	5,553	105,129

Wallenstam AB Class B	23,772	240,532

Wihlborgs Fastigheter AB	11,700	159,847

Total Sweden		2,252,682

Switzerland – 1.4%

Allreal Holding AG Registered Shares*	1,565	266,359

PSP Swiss Property AG Registered Shares	4,976	540,620

Swiss Prime Site AG Registered Shares*	8,887	778,583

Total Switzerland		1,585,562

Taiwan – 0.2%

Highwealth Construction Corp.	170,110	280,385

Thailand – 0.6%

Central Pattana PCL NVDR	70,374	162,436

Land & Houses PCL NVDR	672,111	226,614

MBK PCL NVDR	85,200	55,842

Pruksa Holding PCL NVDR	113,400	64,320

Quality Houses PCL NVDR	829,800	77,398

WHA Corp. PCL NVDR	645,100	85,783

Total Thailand		672,393

Turkey – 0.1%

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	478,917	129,698

United Kingdom – 5.8%

Assura PLC	274,626	205,407

Big Yellow Group PLC	14,374	185,708

British Land Co. PLC (The)	144,263	1,107,214

Capital & Counties Properties PLC	13,933	43,682

CLS Holdings PLC	35,106	112,304

Derwent London PLC	7,539	316,618

Great Portland Estates PLC	14,768	143,652

Hammerson PLC	127,525	558,004

Land Securities Group PLC	109,987	1,309,072

Londonmetric Property PLC	70,459	183,348

NewRiver REIT PLC	60,687	188,601

Primary Health Properties PLC	47,760	80,779

Safestore Holdings PLC	13,802	107,279

Savills PLC	14,198	167,339

Secure Income REIT PLC	29,054	155,600

Segro PLC	76,920	674,953

Shaftesbury PLC	19,161	219,716

St. Modwen Properties PLC	9,701	50,159

Tritax Big Box REIT PLC	194,785	364,478

Unite Group PLC (The)	21,660	258,956

Workspace Group PLC	15,083	191,822

Total United Kingdom		6,624,691
TOTAL COMMON STOCKS (Cost: $103,812,223)		113,783,941

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.7%

United States – 2.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c)
(Cost: $3,046,250)(d)	3,046,250	3,046,250

TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $106,858,473)		116,830,191

Other Assets less Liabilities – (2.4)%		(2,684,277)

NET ASSETS – 100.0%		$114,145,914
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,479,976 and the total market value of the collateral held by the Fund was $4,710,875. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,664,625.

CVA – Certificaten Van Aandelen (Certificate of Stock)

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments

WisdomTree Global High Dividend Fund (DEW)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.5%

Australia – 3.6%

AGL Energy Ltd.	3,515	$54,357

Alumina Ltd.	23,542	40,470

Amcor Ltd.	5,769	63,068

AMP Ltd.	11,215	16,730

APA Group	4,409	31,257

ASX Ltd.	1,194	59,235

Aurizon Holdings Ltd.	11,675	37,735

Australia & New Zealand Banking Group Ltd.	11,886	219,777

Bank of Queensland Ltd.	2,731	17,654

Bendigo & Adelaide Bank Ltd.	3,718	25,566

BHP Group Ltd.	13,089	357,871

BHP Group PLC	10,007	241,051

Boral Ltd.	4,453	14,519

Coca-Cola Amatil Ltd.	3,232	19,859

Commonwealth Bank of Australia	7,507	376,695

Crown Resorts Ltd.	3,159	25,828

Fortescue Metals Group Ltd.	16,307	82,360

Harvey Norman Holdings Ltd.(a)	9,264	26,454

Insurance Australia Group Ltd.	10,512	57,348

Macquarie Group Ltd.	1,318	121,168

Mineral Resources Ltd.	509	5,713

National Australia Bank Ltd.	12,920	231,921

Rio Tinto Ltd.	1,808	125,747

Sonic Healthcare Ltd.	2,136	37,265

South32 Ltd.	18,652	49,421

Suncorp Group Ltd.	6,244	61,120

Sydney Airport	10,883	57,439

Tabcorp Holdings Ltd.	10,628	34,878

Telstra Corp., Ltd.	49,051	115,680

Transurban Group	9,843	92,294

Wesfarmers Ltd.	4,912	120,902

Westpac Banking Corp.	15,376	283,107

Whitehaven Coal Ltd.	4,281	12,316

Woodside Petroleum Ltd.	2,957	72,720

Woolworths Group Ltd.	4,120	88,970

Total Australia		3,278,495

Austria – 0.1%

Lenzing AG	149	15,978

Oesterreichische Post AG	731	30,944

Vienna Insurance Group AG Wiener Versicherung Gruppe	264	6,788

Voestalpine AG	623	18,937

Total Austria		72,647

Belgium – 0.9%

Ageas	1,096	52,918

Anheuser-Busch InBev S.A./N.V.	6,845	574,598

bpost S.A.(a)	1,772	19,131

Cofinimmo S.A.	304	40,415

KBC Group N.V.	1,153	80,631

Proximus SADP	1,743	50,318

Total Belgium		818,011

Brazil – 0.3%

Banco Bradesco S.A.	2,856	27,777

Banco do Brasil S.A.	4,000	50,076

Banco Santander Brasil S.A.	3,400	38,414

BB Seguridade Participacoes S.A.	3,199	21,800

CCR S.A.	9,433	28,456

Cielo S.A.	13,712	33,437

Engie Brasil Energia S.A.	3,755	41,210

Itau Unibanco Holding S.A.	3,595	27,574

Ultrapar Participacoes S.A.	2,000	24,154

Total Brazil		292,898

Canada – 2.8%

AltaGas Ltd.	1,755	23,107

ARC Resources Ltd.(a)	1,489	10,165

Bank of Montreal	1,991	149,018

Bank of Nova Scotia (The)	3,869	206,026

BCE, Inc.	4,314	191,619

Canadian Imperial Bank of Commerce	1,606	126,946

CI Financial Corp.	1,416	19,333

Emera, Inc.	1,714	64,111

Enbridge, Inc.	8,606	311,786

Fortis, Inc.	1,048	38,744

Great-West Lifeco, Inc.	3,683	89,211

Hydro One Ltd.(b)	2,000	31,079

IGM Financial, Inc.	952	24,499

Inter Pipeline Ltd.	2,190	36,245

Keyera Corp.	1,210	28,539

Manulife Financial Corp.	5,218	88,272

National Bank of Canada	1,173	52,954

Norbord, Inc.	1,048	28,884

Pembina Pipeline Corp.	2,470	90,761

Power Corp. of Canada	2,004	46,742

Power Financial Corp.	2,701	63,120

Royal Bank of Canada	3,689	278,397

Shaw Communications, Inc. Class B	1,876	39,052

Sun Life Financial, Inc.	1,238	47,576

TELUS Corp.	2,304	85,299

Toronto-Dominion Bank (The)	4,710	255,675

TransCanada Corp.(a)	3,691	165,825

Vermilion Energy, Inc.	844	20,842

Total Canada		2,613,827

Chile – 0.1%

Banco Santander Chile	754,554	56,763

Enel Americas S.A.	156,943	27,902

Enel Chile S.A.	163,113	17,091

Total Chile		101,756

China – 3.4%

Agile Group Holdings Ltd.	22,000	35,593

Agricultural Bank of China Ltd. Class H	159,074	73,357

Bank of China Ltd. Class H	486,366	220,570

Bank of Communications Co., Ltd. Class H	149,125	122,150

Beijing Enterprises Water Group Ltd.*	50,000	30,892

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2019

Investments	Shares	Value

China Cinda Asset Management Co., Ltd. Class H	164,000	$45,544

China CITIC Bank Corp., Ltd. Class H	73,000	46,497

China Construction Bank Corp. Class H	648,536	556,010

China Everbright Bank Co., Ltd. Class H	37,000	17,487

China Evergrande Group(a)	20,000	66,497

China Jinmao Holdings Group Ltd.	44,000	28,698

China Mobile Ltd.	33,500	341,404

China Petroleum & Chemical Corp. Class H	330,000	260,218

China Resources Cement Holdings Ltd.	20,000	20,637

China Resources Power Holdings Co., Ltd.	15,575	23,412

China Shenhua Energy Co., Ltd. Class H	26,000	59,287

China Vanke Co., Ltd. Class H	7,600	31,949

CIFI Holdings Group Co., Ltd.	40,000	30,319

CNOOC Ltd.	97,415	182,422

Country Garden Holdings Co., Ltd.	47,000	73,404

Dongfeng Motor Group Co., Ltd. Class H	24,000	24,031

Guangdong Investment Ltd.	22,000	42,487

Guangzhou Automobile Group Co., Ltd. Class H	30,000	35,427

Industrial & Commercial Bank of China Ltd. Class H	443,000	324,493

Kingboard Holdings Ltd.	11,000	39,026

Kingboard Laminates Holdings Ltd.	15,000	15,764

KWG Group Holdings Ltd.	24,500	29,556

Lenovo Group Ltd.	48,000	43,170

Logan Property Holdings Co., Ltd.	8,000	13,249

Longfor Group Holdings Ltd.	8,000	28,179

Shimao Property Holdings Ltd.	13,000	40,656

Sino-Ocean Group Holding Ltd.	48,775	21,374

Sinopec Shanghai Petrochemical Co., Ltd. Class H	40,000	19,057

Weichai Power Co., Ltd. Class H	18,000	28,754

WH Group Ltd.(b)	59,500	63,669

Xinyi Glass Holdings Ltd.	24,000	27,516

Yanzhou Coal Mining Co., Ltd. Class H	6,000	5,893

Yuexiu Property Co., Ltd.	186,000	44,782

Total China		3,113,430

Czech Republic – 0.1%

CEZ AS	1,970	46,285

Komercni Banka AS	685	27,990

O2 Czech Republic AS	1,688	18,307

Total Czech Republic		92,582

Denmark – 0.2%

Danske Bank A/S	4,167	73,203

ISS A/S	800	24,366

Pandora A/S	622	29,151

Tryg A/S	1,602	43,998

Total Denmark		170,718

Finland – 0.8%

Elisa Oyj	984	44,438

Fortum Oyj(a)	4,515	92,420

Kesko Oyj Class B	608	37,029

Kone Oyj Class B	1,404	70,879

Metso Oyj	904	31,122

Nokia Oyj	20,568	117,183

Nokian Renkaat Oyj(a)	760	25,464

Nordea Bank Abp(a)	20,313	154,943

Sampo Oyj Class A	2,195	99,597

UPM-Kymmene Oyj	2,531	73,890

Total Finland		746,965

France – 3.1%

ALD S.A.(b)	1,291	18,047

Amundi S.A.(b)	527	33,197

AXA S.A.	8,092	203,801

BNP Paribas S.A.	4,663	223,100

Bouygues S.A.	1,684	60,224

Casino Guichard Perrachon S.A.(a)	715	31,030

Cie de Saint-Gobain	1,760	63,852

Cie Generale des Etablissements Michelin SCA	537	63,553

CNP Assurances	2,682	59,085

Credit Agricole S.A.	8,968	108,451

Engie S.A.	11,656	173,808

Eutelsat Communications S.A.	1,103	19,314

ICADE	528	44,702

Klepierre S.A.	1,254	43,903

Lagardere SCA	1,092	28,103

Metropole Television S.A.	1,116	20,601

Natixis S.A.	12,491	66,916

Orange S.A.	11,957	194,676

Publicis Groupe S.A.	720	38,587

Renault S.A.	1,351	89,365

Sanofi	4,418	390,609

SCOR SE	988	42,112

Societe Generale S.A.	3,022	87,461

Suez	2,391	31,707

TOTAL S.A.	10,523	585,116

Unibail-Rodamco-Westfield(a)	428	70,232

Veolia Environnement S.A.	2,217	49,613

Total France		2,841,165

Germany – 2.7%

1&1 Drillisch AG	658	23,451

Allianz SE Registered Shares	1,336	297,445

Axel Springer SE	349	18,042

BASF SE	3,338	245,611

Bayerische Motoren Werke AG	2,559	197,544

Daimler AG Registered Shares	6,429	377,182

Deutsche Lufthansa AG Registered Shares	1,574	34,579

Deutsche Post AG Registered Shares	4,074	132,660

Deutsche Telekom AG Registered Shares	17,382	288,760

E.ON SE	8,011	89,160

Evonik Industries AG	1,818	49,564

Freenet AG	1,250	26,885

Hannover Rueck SE	280	40,243

Hugo Boss AG	438	29,941

Innogy SE	1,753	75,093

MAN SE	376	30,904

METRO AG	1,523	25,292

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2019

Investments	Shares	Value

Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	538	$127,464

ProSiebenSat.1 Media SE	1,674	23,909

Siemens AG Registered Shares	2,661	286,660

Talanx AG	614	23,689

Telefonica Deutschland Holding AG	19,043	59,850

TUI AG	1,859	17,847

Total Germany		2,521,775

Hong Kong – 1.0%

Bank of East Asia Ltd. (The)	4,600	14,943

BOC Hong Kong Holdings Ltd.	27,000	111,784

CLP Holdings Ltd.	8,500	98,536

Hang Lung Properties Ltd.	13,472	32,882

Hang Seng Bank Ltd.	4,700	115,974

Henderson Land Development Co., Ltd.	11,000	69,924

Hopewell Holdings Ltd.	8,500	41,796

Hysan Development Co., Ltd.	6,000	32,140

New World Development Co., Ltd.	44,472	73,762

PCCW Ltd.	40,000	24,866

Power Assets Holdings Ltd.	7,500	52,023

Sino Land Co., Ltd.	26,000	50,278

SJM Holdings Ltd.	19,000	21,687

Sun Hung Kai Properties Ltd.	7,500	128,695

Wharf Holdings Ltd. (The)	12,519	37,797

Total Hong Kong		907,087

India – 0.3%

Bharat Petroleum Corp., Ltd.	8,005	45,938

Bharti Infratel Ltd.	6,484	29,334

Coal India Ltd.	11,110	38,041

Hindustan Petroleum Corp., Ltd.	6,874	28,166

Indian Oil Corp., Ltd.	25,536	60,029

Vedanta Ltd.	24,364	64,871

Total India		266,379

Indonesia – 0.1%

Adaro Energy Tbk PT	149,000	14,074

Gudang Garam Tbk PT	4,500	26,292

Telekomunikasi Indonesia Persero Tbk PT	320,300	88,847

Total Indonesia		129,213

Israel – 0.0%

Bank Leumi Le-Israel BM	2,719	17,763

Bezeq Israeli Telecommunication Corp., Ltd.	12,470	8,950

Total Israel		26,713

Italy – 1.5%

ACEA SpA	1,434	24,265

Assicurazioni Generali SpA	5,937	109,995

Azimut Holding SpA(a)	1,614	27,456

Banca Mediolanum SpA	3,764	26,690

De’ Longhi SpA	543	14,670

Enel SpA	44,062	282,205

Eni SpA	16,098	284,764

Hera SpA	10,634	38,496

Intesa Sanpaolo SpA	109,368	266,607

Mediobanca Banca di Credito Finanziario SpA	2,778	28,891

Poste Italiane SpA(b)	5,483	53,390

Snam SpA	21,077	108,368

Telecom Italia SpA RSP	28,639	16,284

Terna Rete Elettrica Nazionale SpA	10,736	68,086

UnipolSai Assicurazioni SpA(a)	14,338	38,703

Total Italy		1,388,870

Japan – 2.4%

Amada Holdings Co., Ltd.	2,400	23,743

Aozora Bank Ltd.	833	20,591

Bridgestone Corp.	2,200	84,792

Canon, Inc.	5,400	156,753

Chugoku Electric Power Co., Inc. (The)(a)	2,500	31,192

Daito Trust Construction Co., Ltd.	200	27,881

Daiwa Securities Group, Inc.	5,401	26,301

ITOCHU Corp.	5,942	107,502

Japan Exchange Group, Inc.	1,200	21,390

Japan Post Holdings Co., Ltd.	12,400	145,190

Japan Tobacco, Inc.	8,000	198,401

JFE Holdings, Inc.	1,900	32,246

Marubeni Corp.	6,269	43,328

Mitsubishi Corp.	4,100	113,867

Mizuho Financial Group, Inc.	63,800	98,739

MS&AD Insurance Group Holdings, Inc.	1,400	42,626

Nissan Motor Co., Ltd.(a)	19,300	158,362

Nomura Holdings, Inc.	6,500	23,502

NTT DOCOMO, Inc.	11,200	248,063

Resona Holdings, Inc.	6,400	27,737

Sankyo Co., Ltd.	500	19,063

Sekisui House Ltd.	2,100	34,758

Subaru Corp.(a)	2,700	61,533

Sumitomo Chemical Co., Ltd.(a)	4,700	21,868

Sumitomo Corp.	5,086	70,350

Sumitomo Mitsui Financial Group, Inc.	3,800	133,070

Takeda Pharmaceutical Co., Ltd.	2,700	110,283

Tokyo Electron Ltd.(a)	700	101,188

Total Japan		2,184,319

Malaysia – 0.2%

CIMB Group Holdings Bhd	20,700	26,113

DiGi.Com Bhd	35,800	39,899

Malayan Banking Bhd	34,500	78,338

Maxis Bhd	29,900	39,256

Sime Darby Bhd	39,900	21,795

YTL Power International Bhd	34,990	7,371

Total Malaysia		212,772

Mexico – 0.1%

Concentradora Fibra Danhos S.A. de C.V.	17,578	25,102

Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	2,977	26,446

Grupo Mexico S.A.B. de C.V. Series B	22,472	61,818

Nemak S.A.B. de C.V.(a)(b)	10,508	6,083

Total Mexico		119,449

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2019

Investments	Shares	Value

Netherlands – 0.6%

ABN AMRO Group N.V. CVA(b)	3,545	$80,008

Aegon N.V.	8,467	40,729

ASR Nederland N.V.	480	19,996

Boskalis Westminster	672	17,392

ING Groep N.V.	14,465	175,154

Koninklijke Ahold Delhaize N.V.	3,653	97,314

NN Group N.V.	1,512	62,868

Randstad N.V.(a)	791	38,609

Signify N.V.(b)	1,408	37,706

Total Netherlands		569,776

New Zealand – 0.1%

Mercury NZ Ltd.	12,049	32,048

Meridian Energy Ltd.	14,462	41,277

Spark New Zealand Ltd.	17,760	46,027

Total New Zealand		119,352

Norway – 0.7%

DNB ASA	4,198	77,412

Equinor ASA	9,935	217,872

Gjensidige Forsikring ASA(a)	2,105	36,421

Mowi ASA	2,783	62,210

Norsk Hydro ASA	7,321	29,712

Orkla ASA	3,030	23,293

Salmar ASA	466	22,392

Telenor ASA	7,036	141,102

Total Norway		610,414

Philippines – 0.0%

Manila Electric Co.	3,230	23,375

Poland – 0.1%

Bank Polska Kasa Opieki S.A.	995	28,548

Powszechny Zaklad Ubezpieczen S.A.	3,616	38,199

Total Poland		66,747

Portugal – 0.2%

EDP – Energias de Portugal S.A.	18,184	71,565

Galp Energia, SGPS, S.A.	2,959	47,445

Jeronimo Martins, SGPS, S.A.	2,081	30,727

Navigator Co. S.A. (The)	6,336	29,027

Total Portugal		178,764

Russia – 1.6%

Gazprom PJSC ADR	43,404	195,926

Lukoil PJSC ADR	2,809	251,686

Magnit PJSC GDR Reg S	2,829	39,889

MMC Norilsk Nickel PJSC ADR	10,297	217,473

Mobile TeleSystems PJSC ADR	7,107	53,729

Novolipetsk Steel PJSC GDR Reg S	2,190	56,217

PhosAgro PJSC GDR Reg S	1,452	18,194

Rosneft Oil Co. PJSC GDR Reg S	6,709	42,132

Sberbank of Russia PJSC ADR	17,727	235,060

Severstal PJSC GDR Reg S	4,789	74,708

Tatneft PJSC ADR	3,048	210,922

VTB Bank PJSC GDR Reg S	20,881	23,846

X5 Retail Group N.V. GDR Reg S	1,400	34,888

Total Russia		1,454,670

Singapore – 0.8%

CapitaLand Ltd.	9,300	25,061

ComfortDelGro Corp., Ltd.	8,900	16,887

DBS Group Holdings Ltd.	7,800	145,289

Frasers Property Ltd.	30,300	40,490

Jardine Cycle & Carriage Ltd.	1,500	35,980

Keppel Corp., Ltd.	7,900	36,278

Oversea-Chinese Banking Corp., Ltd.	11,982	97,749

Singapore Airlines Ltd.	6,800	48,496

Singapore Technologies Engineering Ltd.	12,300	33,962

Singapore Telecommunications Ltd.	77,700	173,240

United Overseas Bank Ltd.	4,313	80,210

Venture Corp., Ltd.	2,000	26,489

Total Singapore		760,131

South Africa – 0.7%

Absa Group Ltd.	5,327	56,183

AVI Ltd.	3,333	20,868

Exxaro Resources Ltd.	2,209	25,175

FirstRand Ltd.	18,065	78,868

Foschini Group Ltd. (The)	1,823	20,605

Imperial Logistics Ltd.(a)	1,920	7,971

Kumba Iron Ore Ltd.(a)	873	26,048

MTN Group Ltd.(a)	17,555	107,877

Nedbank Group Ltd.	1,981	34,512

Netcare Ltd.	11,447	18,534

RMB Holdings Ltd.	5,075	26,738

Sanlam Ltd.	9,142	46,758

SPAR Group Ltd. (The)	2,304	30,656

Standard Bank Group Ltd.	7,834	100,622

Tiger Brands Ltd.	1,029	18,909

Truworths International Ltd.	4,624	22,249

Vodacom Group Ltd.	5,623	43,448

Total South Africa		686,021

South Korea – 0.3%

Coway Co., Ltd.	325	27,057

Doosan Corp.	108	8,810

KT&G Corp.	792	72,216

Lotte Chemical Corp.	177	45,299

S-Oil Corp.	271	21,391

SK Innovation Co., Ltd.	316	49,971

SK Telecom Co., Ltd.	254	56,278

Total South Korea		281,022

Spain – 1.9%

Acerinox S.A.	2,548	25,274

ACS Actividades de Construccion y Servicios S.A.	1,527	67,143

Aena SME S.A.(b)	588	105,968

Banco Bilbao Vizcaya Argentaria S.A.	18,016	103,028

Banco de Sabadell S.A.	19,384	19,323

Banco Santander S.A.	53,633	249,589

CaixaBank S.A.	15,514	48,497

Enagas S.A.	1,706	49,690

Endesa S.A.	6,805	173,756

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2019

Investments	Shares	Value

Ferrovial S.A.	2,698	$63,255

Iberdrola S.A.	32,056	281,690

Mapfre S.A.	15,862	43,743

Mediaset Espana Comunicacion S.A.	2,579	19,275

Naturgy Energy Group S.A.	4,522	126,583

Red Electrica Corp. S.A.	3,272	69,805

Repsol S.A.	7,624	130,635

Telefonica S.A.	21,349	179,045

Total Spain		1,756,299

Sweden – 0.7%

Atlas Copco AB Class A	3,106	83,600

Axfood AB(a)	761	14,194

Electrolux AB Series B	1,140	29,362

Hennes & Mauritz AB Class B	6,738	112,599

ICA Gruppen AB(a)	821	33,016

Skandinaviska Enskilda Banken AB Class A	9,780	84,859

Skanska AB Class B(a)	2,517	45,834

Svenska Handelsbanken AB Class A(a)	6,575	69,540

Swedbank AB Class A(a)	5,291	74,927

Swedish Match AB	538	27,488

Tele2 AB Class B	1,454	19,415

Telia Co. AB	18,631	84,264

Total Sweden		679,098

Switzerland – 2.6%

ABB Ltd. Registered Shares	7,571	142,237

Adecco Group AG Registered Shares	773	41,231

Baloise Holding AG Registered Shares	386	63,758

Kuehne + Nagel International AG Registered Shares	601	82,435

LafargeHolcim Ltd. Registered Shares*	2,213	109,306

Novartis AG Registered Shares	7,643	735,060

Roche Holding AG Genusschein	2,107	580,435

Swiss Re AG	1,380	134,799

Swisscom AG Registered Shares(a)	258	126,163

UBS Group AG Registered Shares*	10,774	130,577

Zurich Insurance Group AG	635	210,158

Total Switzerland		2,356,159

Taiwan – 2.0%

Asustek Computer, Inc.	7,486	54,164

AU Optronics Corp.	146,000	53,766

Catcher Technology Co., Ltd.	5,000	38,448

Cathay Financial Holding Co., Ltd.	51,000	74,381

Cheng Shin Rubber Industry Co., Ltd.	17,197	23,407

China Development Financial Holding Corp.	137,000	45,784

China Steel Corp.	58,000	47,611

Chunghwa Telecom Co., Ltd.	24,000	85,268

Compal Electronics, Inc.	27,000	16,776

CTBC Financial Holding Co., Ltd.	95,480	63,353

Delta Electronics, Inc.	12,000	61,907

Far EasTone Telecommunications Co., Ltd.	10,000	24,107

First Financial Holding Co., Ltd.	76,374	52,286

Formosa Chemicals & Fibre Corp.	37,000	134,456

Formosa Petrochemical Corp.	16,000	59,960

Formosa Plastics Corp.	36,000	127,902

Fubon Financial Holding Co., Ltd.	44,195	65,962

Hotai Motor Co., Ltd.	3,000	36,745

Innolux Corp.	108,000	35,042

Inventec Corp.	34,000	25,869

Mega Financial Holding Co., Ltd.	82,941	75,485

Nan Ya Plastics Corp.	51,000	130,559

Nanya Technology Corp.	11,000	21,914

Novatek Microelectronics Corp.	6,000	38,546

Pegatron Corp.	22,680	39,222

Pou Chen Corp.	30,000	36,550

President Chain Store Corp.	6,000	59,084

Quanta Computer, Inc.	23,210	43,527

SinoPac Financial Holdings Co., Ltd.	88,559	32,757

Taiwan Mobile Co., Ltd.	13,800	49,925

Uni-President Enterprises Corp.	49,000	118,921

United Microelectronics Corp.	82,000	30,996

WPG Holdings Ltd.	13,800	18,000

Yuanta Financial Holding Co., Ltd.	77,000	43,846

Total Taiwan		1,866,526

Thailand – 0.2%

Advanced Info Service PCL NVDR	7,900	45,804

Glow Energy PCL NVDR	7,900	22,653

Land & Houses PCL NVDR	84,600	28,524

PTT Global Chemical PCL NVDR	17,836	37,797

Siam Commercial Bank PCL (The) NVDR	9,900	41,179

Thai Oil PCL NVDR	6,700	14,673

Total Thailand		190,630

Turkey – 0.2%

Akbank T.A.S.*	21,206	23,722

Eregli Demir ve Celik Fabrikalari T.A.S.	19,306	31,165

Tupras Turkiye Petrol Rafinerileri AS	1,698	37,509

Turkcell Iletisim Hizmetleri AS	10,384	22,222

Turkiye Garanti Bankasi AS	13,441	19,842

Total Turkey		134,460

United Kingdom – 7.4%

Admiral Group PLC	1,212	34,271

Anglo American PLC	5,300	141,818

Antofagasta PLC	4,087	51,445

AstraZeneca PLC	4,072	325,524

Aviva PLC	16,097	86,502

Babcock International Group PLC	2,043	13,138

BAE Systems PLC	13,523	85,004

Barratt Developments PLC	7,194	56,170

Bellway PLC	537	21,307

BP PLC	97,755	711,416

British American Tobacco PLC	11,725	487,988

British Land Co. PLC (The)	3,480	26,709

BT Group PLC	53,617	155,765

Centrica PLC	25,966	38,640

Direct Line Insurance Group PLC	4,412	20,294

Dixons Carphone PLC	8,278	15,829

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2019

Investments	Shares	Value

Evraz PLC	14,907	$120,510

Fresnillo PLC	3,919	44,469

G4S PLC	6,576	15,724

GlaxoSmithKline PLC	25,243	525,234

Hammerson PLC	3,291	14,400

Hays PLC	8,594	16,798

HSBC Holdings PLC	79,507	645,749

Imperial Brands PLC	5,900	201,771

International Consolidated Airlines Group S.A.	6,918	46,079

ITV PLC	21,294	35,267

J Sainsbury PLC	10,189	31,293

John Wood Group PLC	2,009	13,283

Kingfisher PLC	7,961	24,357

Land Securities Group PLC	2,718	32,350

Legal & General Group PLC	31,291	112,250

Lloyds Banking Group PLC	238,440	193,069

Man Group PLC	10,189	18,030

Marks & Spencer Group PLC	7,791	28,314

Micro Focus International PLC	1,823	47,426

National Grid PLC	17,532	194,366

Pennon Group PLC	2,399	23,245

Persimmon PLC	2,658	75,158

Rio Tinto PLC	6,882	400,044

Royal Dutch Shell PLC Class A	21,827	686,440

Royal Mail PLC	6,650	20,649

Schroders PLC	665	23,414

Severn Trent PLC	1,185	30,512

SSE PLC	7,731	119,577

St. James’s Place PLC	1,864	24,969

Standard Life Aberdeen PLC	13,226	45,489

Tate & Lyle PLC	2,000	18,915

Taylor Wimpey PLC	26,111	59,695

Unilever PLC	3,505	200,728

United Utilities Group PLC	3,218	34,150

Vodafone Group PLC	209,642	381,897

William Hill PLC	5,320	11,130

Total United Kingdom		6,788,571

United States – 55.7%

AbbVie, Inc.	12,483	1,006,005

Acadia Realty Trust	548	14,944

AES Corp.	5,282	95,499

Alexandria Real Estate Equities, Inc.	452	64,437

Alliant Energy Corp.	1,541	72,627

Altria Group, Inc.	18,701	1,073,998

Ameren Corp.	1,867	137,318

American Campus Communities, Inc.	1,040	49,483

American Electric Power Co., Inc.	3,793	317,664

American Financial Group, Inc.	361	34,732

Apartment Investment & Management Co. Class A	805	40,483

Apple Hospitality REIT, Inc.	3,532	57,572

Archer-Daniels-Midland Co.	3,468	149,575

AT&T, Inc.	81,044	2,541,540

AvalonBay Communities, Inc.	696	139,708

Avangrid, Inc.	2,560	128,896

BB&T Corp.	3,644	169,555

Bed Bath & Beyond, Inc.	1,282	21,781

BGC Partners, Inc. Class A	2,732	14,507

Boston Properties, Inc.	669	89,566

Brandywine Realty Trust	2,331	36,970

Brixmor Property Group, Inc.	3,578	65,728

Broadcom, Inc.	2,530	760,796

Camden Property Trust	500	50,750

Campbell Soup Co.	2,700	102,951

Cardinal Health, Inc.	2,261	108,867

CenterPoint Energy, Inc.	4,124	126,607

CenturyLink, Inc.	21,194	254,116

Chevron Corp.	14,612	1,799,906

Cincinnati Financial Corp.	672	57,725

Cinemark Holdings, Inc.	831	33,232

Cisco Systems, Inc.	27,353	1,476,788

CME Group, Inc.	2,014	331,464

CMS Energy Corp.	1,531	85,032

CNA Financial Corp.	3,096	134,212

Coca-Cola Co. (The)	29,874	1,399,896

Cogent Communications Holdings, Inc.	378	20,507

Colony Capital, Inc.	7,517	39,990

Columbia Property Trust, Inc.	1,340	30,163

Compass Minerals International, Inc.	385	20,932

Consolidated Edison, Inc.	2,388	202,526

CoreCivic, Inc.	1,298	25,246

CoreSite Realty Corp.	218	23,330

Coty, Inc. Class A	7,761	89,251

Covanta Holding Corp.	1,628	28,181

Cracker Barrel Old Country Store, Inc.	271	43,796

Crown Castle International Corp.	2,585	330,880

CubeSmart	1,250	40,050

Cummins, Inc.	1,006	158,817

CVR Energy, Inc.	1,228	50,594

Cypress Semiconductor Corp.	3,893	58,084

CyrusOne, Inc.	459	24,070

Darden Restaurants, Inc.	768	93,289

Designer Brands, Inc.	808	17,954

Digital Realty Trust, Inc.	1,159	137,921

Dominion Energy, Inc.	6,860	525,888

Domtar Corp.	527	26,166

DTE Energy Co.	1,189	148,316

Duke Energy Corp.	6,438	579,420

Duke Realty Corp.	1,574	48,133

Edison International	2,227	137,896

Emerson Electric Co.	4,010	274,565

Entergy Corp.	1,870	178,828

EPR Properties	823	63,289

Equity Residential	1,873	141,074

Erie Indemnity Co. Class A	130	23,208

Essex Property Trust, Inc.	303	87,640

Eversource Energy	2,010	142,609

Exelon Corp.	6,825	342,137

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2019

Investments	Shares	Value

Extended Stay America, Inc.	2,328	$41,788

Extra Space Storage, Inc.	754	76,840

Exxon Mobil Corp.	33,688	2,721,990

Fastenal Co.	1,578	101,481

Federal Realty Investment Trust	404	55,691

Federated Investors, Inc. Class B	751	22,012

Fidelity National Financial, Inc.	1,390	50,804

First American Financial Corp.	571	29,407

First Hawaiian, Inc.	760	19,798

FirstEnergy Corp.	3,814	158,701

Flowers Foods, Inc.	1,707	36,393

FNB Corp.	1,861	19,727

Foot Locker, Inc.	767	46,480

Ford Motor Co.	67,789	595,187

Franklin Resources, Inc.	2,742	90,870

Gaming and Leisure Properties, Inc.	2,364	91,179

Gap, Inc. (The)	2,843	74,430

General Electric Co.	67,422	673,546

General Mills, Inc.	5,261	272,257

General Motors Co.	13,761	510,533

Genuine Parts Co.	824	92,313

GEO Group, Inc. (The)	1,700	32,640

Gilead Sciences, Inc.	7,978	518,650

H&R Block, Inc.	1,641	39,286

Hanesbrands, Inc.	2,654	47,454

Harley-Davidson, Inc.	1,295	46,180

Hawaiian Electric Industries, Inc.	1,320	53,816

HCP, Inc.	4,460	139,598

Healthcare Realty Trust, Inc.	977	31,371

Healthcare Trust of America, Inc. Class A	1,613	46,116

Helmerich & Payne, Inc.	1,109	61,616

Highwoods Properties, Inc.	1,004	46,967

Hospitality Properties Trust	2,101	55,277

Host Hotels & Resorts, Inc.	5,767	108,996

Hudson Pacific Properties, Inc.	824	28,362

Huntington Bancshares, Inc.	5,204	65,987

Intel Corp.	25,095	1,347,601

International Business Machines Corp.	8,205	1,157,725

International Paper Co.	3,986	184,432

Interpublic Group of Cos., Inc. (The)	2,928	61,517

Iron Mountain, Inc.	3,162	112,125

J.M. Smucker Co. (The)	793	92,384

Kellogg Co.	2,449	140,524

Kennedy-Wilson Holdings, Inc.	1,105	23,636

Kimberly-Clark Corp.	2,539	314,582

Kimco Realty Corp.	5,016	92,796

Kinder Morgan, Inc.	15,437	308,894

Kohl’s Corp.	1,257	86,444

Kraft Heinz Co. (The)	11,208	365,941

L Brands, Inc.	3,815	105,218

Lamar Advertising Co. Class A	794	62,932

Las Vegas Sands Corp.	8,914	543,397

Legg Mason, Inc.	580	15,875

Leggett & Platt, Inc.	1,093	46,146

Liberty Property Trust	1,528	73,986

Life Storage, Inc.	385	37,449

Macerich Co. (The)	1,398	60,603

Macquarie Infrastructure Corp.	2,251	92,786

Macy’s, Inc.	2,887	69,375

Maxim Integrated Products, Inc.	1,702	90,495

MDU Resources Group, Inc.	1,662	42,929

Medical Properties Trust, Inc.	4,310	79,778

Merck & Co., Inc.	15,223	1,266,097

Mercury General Corp.	451	22,582

Meredith Corp.(a)	256	14,147

MetLife, Inc.	6,257	266,360

Mid-America Apartment Communities, Inc.	643	70,299

Molson Coors Brewing Co. Class B	1,136	67,762

Murphy Oil Corp.	1,328	38,910

National Fuel Gas Co.	830	50,597

National Health Investors, Inc.	457	35,897

National Retail Properties, Inc.	1,169	64,751

Navient Corp.	2,552	29,527

New York Community Bancorp, Inc.	6,760	78,213

Newell Brands, Inc.	5,186	79,553

NiSource, Inc.	1,911	54,769

Nordstrom, Inc.	925	41,052

NorthWestern Corp.	478	33,656

Occidental Petroleum Corp.	6,380	422,356

OGE Energy Corp.	1,411	60,842

Old Republic International Corp.	2,563	53,618

Olin Corp.	2,048	47,391

Omega Healthcare Investors, Inc.	2,401	91,598

Omnicom Group, Inc.	1,591	116,127

ONEOK, Inc.	3,714	259,386

Outfront Media, Inc.	1,940	45,396

PACCAR, Inc.	2,547	173,553

PacWest Bancorp	1,144	43,026

Park Hotels & Resorts, Inc.	1,937	60,202

Patterson Cos., Inc.	864	18,878

Paychex, Inc.	2,434	195,207

Pebblebrook Hotel Trust	1,173	36,433

Penske Automotive Group, Inc.	522	23,307

People’s United Financial, Inc.	3,776	62,077

PepsiCo, Inc.	9,400	1,151,970

Pfizer, Inc.	37,168	1,578,525

Philip Morris International, Inc.	17,081	1,509,790

Phillips 66	2,871	273,233

Physicians Realty Trust	1,741	32,748

Piedmont Office Realty Trust, Inc. Class A	1,797	37,467

Pinnacle West Capital Corp.	1,042	99,594

PPL Corp.	8,000	253,920

Principal Financial Group, Inc.	1,614	81,007

ProAssurance Corp.	952	32,949

Procter & Gamble Co. (The)	18,345	1,908,797

Prologis, Inc.	3,076	221,318

Prudential Financial, Inc.	2,233	205,168

Public Service Enterprise Group, Inc.	3,698	219,698

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (continued)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2019

Investments	Shares	Value

Public Storage	1,096	$238,687

QTS Realty Trust, Inc. Class A	359	16,151

QUALCOMM, Inc.	11,256	641,930

Rayonier, Inc.	1,438	45,326

Realty Income Corp.	2,042	150,210

Regency Centers Corp.	901	60,808

Retail Opportunity Investments Corp.	756	13,109

Retail Properties of America, Inc. Class A	2,151	26,221

RLJ Lodging Trust	1,640	28,815

Ryder System, Inc.	723	44,819

Ryman Hospitality Properties, Inc.	386	31,745

Sabra Health Care REIT, Inc.	2,419	47,098

Scotts Miracle-Gro Co. (The)	352	27,660

Sempra Energy	1,545	194,454

Senior Housing Properties Trust	3,991	47,014

Simon Property Group, Inc.	2,177	396,671

SITE Centers Corp.	2,035	27,717

Six Flags Entertainment Corp.	746	36,815

SL Green Realty Corp.	484	43,521

Sonoco Products Co.	590	36,303

South Jersey Industries, Inc.	874	28,029

Southern Co. (The)	11,166	577,059

Spirit Realty Capital, Inc.	1,215	48,272

STAG Industrial, Inc.	800	23,720

STORE Capital Corp.	1,494	50,049

Sun Communities, Inc.	369	43,734

Sunstone Hotel Investors, Inc.	1,774	25,546

Tanger Factory Outlet Centers, Inc.	1,221	25,617

Tapestry, Inc.	1,975	64,168

Targa Resources Corp.	2,992	124,318

Target Corp.	3,380	271,279

Taubman Centers, Inc.	501	26,493

TerraForm Power, Inc. Class A	1,533	21,063

TFS Financial Corp.	2,294	37,782

UDR, Inc.	1,438	65,371

Umpqua Holdings Corp.	2,300	37,950

United Bankshares, Inc.	643	23,302

United Parcel Service, Inc. Class B	4,275	477,688

Uniti Group, Inc.(a)	2,240	25,066

Valero Energy Corp.	2,731	231,671

Valley National Bancorp	1,899	18,192

Ventas, Inc.	3,304	210,828

VEREIT, Inc.	12,038	100,758

Verizon Communications, Inc.	37,229	2,201,351

VICI Properties, Inc.	1,917	41,944

Virtu Financial, Inc. Class A	980	23,275

Vornado Realty Trust	1,056	71,217

W.P. Carey, Inc.	1,444	113,109

Watsco, Inc.	215	30,790

WEC Energy Group, Inc.	1,939	153,336

Weingarten Realty Investors	1,053	30,927

Wells Fargo & Co.	24,020	1,160,646

Welltower, Inc.	3,241	251,502

Western Digital Corp.	2,195	105,492

Western Union Co. (The)	3,629	67,028

WestRock Co.	2,612	100,170

Weyerhaeuser Co.	5,551	146,213

Whirlpool Corp.	612	81,329

Williams Cos., Inc. (The)	8,900	255,608

Williams-Sonoma, Inc.	580	32,637

Wyndham Destinations, Inc.	1,666	67,456

Xcel Energy, Inc.	3,677	206,684

Xenia Hotels & Resorts, Inc.	866	18,974

Xerox Corp.	2,008	64,216

Total United States		51,379,679
TOTAL COMMON STOCKS (Cost: $88,026,069)		91,800,765

EXCHANGE-TRADED FUNDS – 0.1%

United States – 0.1%

WisdomTree International High Dividend Fund(a)(c)	943	37,976

WisdomTree U.S. High Dividend Fund(a)(c)	176	12,755
TOTAL EXCHANGE-TRADED FUNDS (Cost: $49,651)		50,731

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%

United States – 1.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(d)
(Cost: $1,424,615)(e)	1,424,615	1,424,615

TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $89,500,335)		93,276,111

Other Assets less Liabilities – (1.1)%		(1,048,782)

NET ASSETS – 100.0%		$92,227,329
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(e)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,651,491 and the total market value of the collateral held by the Fund was $1,797,412. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $372,797.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Global High Dividend Fund (DEW)

March 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Citibank N.A.	4/2/2019	6,283	USD	58,150	SEK	$13	$—
Royal Bank of Canada	4/2/2019	11,908	USD	10,600	EUR	6	—
						$19	$—

CURRENCY LEGEND
EUR	Euro
SEK	Swedish krona
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 100.5%

India – 100.5%

Aerospace & Defense – 0.2%

Bharat Electronics Ltd.	1,836,280	$2,471,788

Airlines – 0.5%

InterGlobe Aviation Ltd.(a)	248,825	5,129,692

SpiceJet Ltd.*	969,416	1,367,888

Total Airlines		6,497,580

Auto Components – 1.1%

Apollo Tyres Ltd.	762,096	2,450,478

Balkrishna Industries Ltd.	139,479	2,004,350

Bharat Forge Ltd.	339,601	2,511,895

Bosch Ltd.	4,638	1,217,486

Ceat Ltd.	56,768	917,712

Endurance Technologies Ltd.(a)	9,686	162,310

Exide Industries Ltd.	431,591	1,362,525

Jamna Auto Industries Ltd.	122,166	110,747

Mahindra CIE Automotive Ltd.*	101,969	345,171

Minda Corp. Ltd.	141,555	277,389

Minda Industries Ltd.	69,152	325,820

Motherson Sumi Systems Ltd.	1,116,878	2,413,521

Sundram Fasteners Ltd.	66,361	542,623

Total Auto Components		14,642,027

Automobiles – 5.3%

Bajaj Auto Ltd.	161,945	6,805,313

Eicher Motors Ltd.	14,869	4,410,303

Hero MotoCorp Ltd.	264,263	9,739,489

Mahindra & Mahindra Ltd.	1,763,263	17,152,839

Maruti Suzuki India Ltd.	170,810	16,452,375

Tata Motors Ltd.*	5,607,058	14,103,643

TVS Motor Co., Ltd.	145,500	989,043

Total Automobiles		69,653,005

Banks – 6.9%

Axis Bank Ltd.*	261,175	2,930,325

Bandhan Bank Ltd.(a)	35,729	271,417

City Union Bank Ltd.	613,313	1,813,601

DCB Bank Ltd.	408,478	1,207,008

Federal Bank Ltd.	4,427,220	6,163,917

ICICI Bank Ltd.	5,468,071	31,612,594

IDFC Bank Ltd.	5,742,851	4,600,913

Indian Bank*	383,304	1,549,815

Karnataka Bank Ltd. (The)	698,469	1,347,534

Karur Vysya Bank Ltd. (The)	703,032	723,583

Kotak Mahindra Bank Ltd.	976,564	18,812,337

RBL Bank Ltd.(a)	73,602	722,845

South Indian Bank Ltd. (The)	6,146,399	1,463,956

Yes Bank Ltd.	4,571,375	18,153,522

Total Banks		91,373,367

Beverages – 0.1%

Radico Khaitan Ltd.	23,816	135,831

United Breweries Ltd.	14,261	287,134

United Spirits Ltd.*	161,248	1,289,286

Total Beverages		1,712,251

Biotechnology – 0.1%

Biocon Ltd.	173,579	$1,529,825

Building Products – 0.1%

Blue Star Ltd.	30,000	293,569

Sintex Plastics Technology Ltd.*	1,801,591	518,827

Total Building Products		812,396

Capital Markets – 0.6%

Care Ratings Ltd.	41,738	596,231

Edelweiss Financial Services Ltd.	769,562	2,196,765

IIFL Holdings Ltd.	421,974	2,613,163

Indiabulls Ventures Ltd.	40,290	189,687

JM Financial Ltd.	641,909	871,940

Motilal Oswal Financial Services Ltd.	87,149	757,451

Multi Commodity Exchange of India Ltd.	25,002	291,110

Reliance Nippon Life Asset Management Ltd.(a)	125,673	380,420

Total Capital Markets		7,896,767

Chemicals – 3.2%

Aarti Industries Ltd.	19,262	438,668

Advanced Enzyme Technologies Ltd.	86,889	229,028

Asian Paints Ltd.	262,656	5,659,569

Balaji Amines Ltd.	25,195	180,284

Berger Paints India Ltd.	189,587	886,016

Bhansali Engineering Polymers Ltd.	71,265	75,148

Bodal Chemicals Ltd.	184,150	336,933

Castrol India Ltd.	534,376	1,283,582

Chambal Fertilizers and Chemicals Ltd.	658,727	1,588,457

Coromandel International Ltd.	186,267	1,364,569

DCM Shriram Ltd.	191,658	1,145,383

EID Parry India Ltd.	265,546	784,467

GHCL Ltd.	172,430	612,683

Gujarat Alkalies & Chemicals Ltd.	119,982	854,379

Gujarat Fluorochemicals Ltd.	45,209	720,962

Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	219,111	967,694

Gujarat State Fertilizers & Chemicals Ltd.	530,284	798,009

Himadri Speciality Chemical Ltd.	235,124	394,730

Kansai Nerolac Paints Ltd.	134,610	890,923

Kiri Industries Ltd.*	82,254	588,275

Meghmani Organics Ltd.	237,581	209,545

National Fertilizers Ltd.	548,894	278,904

Navin Fluorine International Ltd.	40,220	410,822

NOCIL Ltd.	98,518	208,271

Phillips Carbon Black Ltd.	92,537	235,700

PI Industries Ltd.	67,211	1,001,204

Pidilite Industries Ltd.	96,408	1,734,370

Rain Industries Ltd.	490,607	723,782

Rashtriya Chemicals & Fertilizers Ltd.	435,467	366,792

Solar Industries India Ltd.	8,523	133,440

SRF Ltd.	17,678	613,212

Sudarshan Chemical Industries	25,186	125,030

Supreme Industries Ltd.	32,841	529,699

Tata Chemicals Ltd.	332,784	2,828,484

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2019

Investments	Shares	Value

Thirumalai Chemicals Ltd.	172,439	$219,796

UPL Ltd.	921,444	12,753,902

Total Chemicals		42,172,712

Communications Equipment – 0.0%

Sterlite Technologies Ltd.	148,565	468,481

Construction & Engineering – 1.7%

Dilip Buildcon Ltd.(a)	76,009	703,858

Engineers India Ltd.	405,246	686,184

IRB Infrastructure Developers Ltd.	1,137,707	2,378,879

J Kumar Infraprojects Ltd.	98,243	227,827

Kalpataru Power Transmission Ltd.	137,338	933,264

KEC International Ltd.	200,375	867,014

KNR Constructions Ltd.	169,269	638,592

Larsen & Toubro Ltd.	581,528	11,628,881

NBCC India Ltd.	713,497	682,856

NCC Ltd.	662,741	1,079,615

Praj Industries Ltd.	128,237	287,110

Voltas Ltd.	272,507	2,476,067

Total Construction & Engineering		22,590,147

Construction Materials – 1.7%

ACC Ltd.	71,377	1,716,860

Ambuja Cements Ltd.	1,174,383	3,988,918

Century Textiles & Industries Ltd.	56,046	754,912

Grasim Industries Ltd.	582,004	7,207,944

HeidelbergCement India Ltd.	99,681	261,235

JK Cement Ltd.	67,358	842,716

JK Lakshmi Cement Ltd.	74,846	375,067

Prism Johnson Ltd.	91,584	126,453

Ramco Cements Ltd. (The)	125,545	1,333,650

Shree Cement Ltd.	3,398	915,665

UltraTech Cement Ltd.	88,610	5,114,310

Total Construction Materials		22,637,730

Consumer Finance – 2.3%

Bajaj Finance Ltd.	176,245	7,696,011

Bharat Financial Inclusion Ltd.*	125,004	2,039,401

Cholamandalam Investment and Finance Co., Ltd.	75,178	1,576,161

Magma Fincorp Ltd.	433,909	737,849

Mahindra & Mahindra Financial Services Ltd.	479,873	2,917,683

Manappuram Finance Ltd.	1,779,483	3,218,610

Muthoot Finance Ltd.	456,389	4,055,620

Shriram Transport Finance Co., Ltd.	379,856	7,004,375

Sundaram Finance Ltd.	52,422	1,179,504

Total Consumer Finance		30,425,214

Containers & Packaging – 0.0%

Nilkamal Ltd.	6,204	128,034

Uflex Ltd.	146,514	482,000

Total Containers & Packaging		610,034

Diversified Financial Services – 3.2%

Aditya Birla Capital Ltd.*	795,760	1,116,534

Bajaj Holdings & Investment Ltd.	99,349	4,899,759

Housing & Urban Development Corp. Ltd.	1,147,491	743,737

IDFC Ltd.	2,263,090	1,520,705

L&T Finance Holdings Ltd.	1,016,183	2,237,730

Power Finance Corp., Ltd.	7,940,187	14,109,520

REC Ltd.	6,798,812	15,005,967

Reliance Capital Ltd.	704,016	2,078,257

Total Diversified Financial Services		41,712,209

Diversified Telecommunication Services – 0.6%

Bharti Infratel Ltd.	1,606,191	7,266,406

Himachal Futuristic Communications Ltd.	2,423,039	788,734

Total Diversified Telecommunication Services		8,055,140

Electric Utilities – 2.3%

Adani Transmission Ltd.*	872,599	2,738,405

CESC Ltd.	231,541	2,442,085

Power Grid Corp. of India Ltd.	5,724,672	16,353,845

Reliance Infrastructure Ltd.	661,731	1,308,656

Tata Power Co., Ltd. (The)	5,449,691	5,805,662

Torrent Power Ltd.	377,636	1,403,699

Total Electric Utilities		30,052,352

Electrical Equipment – 0.6%

ABB India Ltd.	39,010	741,063

Amara Raja Batteries Ltd.	58,421	607,148

Finolex Cables Ltd.	79,559	546,032

Graphite India Ltd.	107,451	693,177

Havells India Ltd.	276,448	3,082,730

HEG Ltd.	48,257	1,458,333

KEI Industries Ltd.	67,685	415,685

Total Electrical Equipment		7,544,168

Electronic Equipment, Instruments & Components – 0.1%

Redington India Ltd.	690,289	1,021,857

Entertainment – 0.1%

Inox Leisure Ltd.*	125,491	596,705

PVR Ltd.	17,534	416,792

Total Entertainment		1,013,497

Food & Staples Retailing – 0.0%

Spencer’s Retail Ltd.*	151,307	349,464

Food Products – 0.9%

Avanti Feeds Ltd.	126,936	749,064

Balrampur Chini Mills Ltd.	624,219	1,235,372

Bombay Burmah Trading Co.	8,924	167,376

Britannia Industries Ltd.	53,136	2,366,671

GlaxoSmithKline Consumer Healthcare Ltd.	6,501	680,064

Kaveri Seed Co., Ltd.	90,878	603,252

KRBL Ltd.	256,496	1,245,732

LT Foods Ltd.	250,554	141,779

Manpasand Beverages Ltd.	180,671	304,878

McLeod Russel India Ltd.	291,709	361,083

Nestle India Ltd.	18,932	2,995,492

Tata Global Beverages Ltd.	283,112	833,500

Venky’s India Ltd.	9,360	306,350

Total Food Products		11,990,613

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2019

Investments	Shares	Value

Gas Utilities – 1.2%

Adani Gas Ltd.*	1,483,735	$2,756,502

GAIL India Ltd.	1,393,395	6,992,620

Gujarat Gas Ltd.	199,645	426,812

Gujarat State Petronet Ltd.	695,524	1,914,636

Indraprastha Gas Ltd.	541,204	2,386,298

Mahanagar Gas Ltd.	55,967	852,371

Total Gas Utilities		15,329,239

Health Care Providers & Services – 0.0%

Apollo Hospitals Enterprise Ltd.	22,522	399,105

Dr Lal PathLabs Ltd.(a)	12,649	190,680

Total Health Care Providers & Services		589,785

Health Care Technology – 0.0%

TAKE Solutions Ltd.	129,764	279,758

Hotels, Restaurants & Leisure – 0.1%

Coffee Day Enterprises Ltd.*(a)	78,732	328,850

EIH Ltd.	143,620	426,973

Indian Hotels Co., Ltd. (The)	160,280	358,389

Jubilant Foodworks Ltd.	19,497	406,404

Total Hotels, Restaurants & Leisure		1,520,616

Household Durables – 0.3%

Amber Enterprises India Ltd.*	18,956	223,450

Bajaj Electricals Ltd.	17,629	142,025

Crompton Greaves Consumer Electricals Ltd.	430,482	1,411,844

Symphony Ltd.	25,703	511,945

Whirlpool of India Ltd.	46,247	1,011,459

Total Household Durables		3,300,723

Household Products – 1.0%

Eveready Industries India Ltd.	40,434	112,095

Hindustan Unilever Ltd.	549,585	13,540,695

Jyothy Laboratories Ltd.	80,204	211,871

Total Household Products		13,864,661

Independent Power & Renewable Electricity Producers – 1.7%

JSW Energy Ltd.*	730,281	765,332

NHPC Ltd.	11,035,715	3,934,784

NLC India Ltd.	1,065,195	1,067,117

NTPC Ltd.	7,977,098	15,510,865

PTC India Ltd.	1,420,165	1,505,754

Total Independent Power & Renewable Electricity Producers		22,783,852

Industrial Conglomerates – 0.3%

Godrej Industries Ltd.	136,287	1,055,277

Nava Bharat Ventures Ltd.	613,220	913,966

Siemens Ltd.	110,415	1,799,155

Total Industrial Conglomerates		3,768,398

Insurance – 0.9%

Bajaj Finserv Ltd.	59,158	6,009,351

General Insurance Corp. of India(a)	314,997	1,098,795

HDFC Life Insurance Co., Ltd.(a)	127,259	695,309

ICICI Lombard General Insurance Co., Ltd.(a)	60,084	896,208

ICICI Prudential Life Insurance Co., Ltd.(a)	235,209	1,189,202

Max Financial Services Ltd.*	147,453	926,330

SBI Life Insurance Co., Ltd.(a)	74,853	630,375

TI Financial Holdings Ltd.	131,202	921,208

Total Insurance		12,366,778

Interactive Media & Services – 0.1%

Info Edge India Ltd.	45,421	1,208,090

IT Services – 15.2%

CESC Ventures Ltd.*	50,436	452,810

eClerx Services Ltd.	52,738	873,688

HCL Technologies Ltd.	1,538,875	24,156,617

Hexaware Technologies Ltd.	253,003	1,261,089

Infosys Ltd.	8,985,687	96,485,071

Larsen & Toubro Infotech Ltd.(a)	18,740	460,581

Mindtree Ltd.	182,748	2,491,598

Mphasis Ltd.	169,909	2,430,845

NIIT Technologies Ltd.	84,284	1,613,106

Persistent Systems Ltd.	95,910	871,601

Sonata Software Ltd.	47,023	229,227

Tata Consultancy Services Ltd.	1,423,042	41,117,748

Tech Mahindra Ltd.	1,134,932	12,711,566

Vakrangee Ltd.	4,487,868	3,258,604

Wipro Ltd.	3,686,099	13,557,821

Total IT Services		201,971,972

Life Sciences Tools & Services – 0.2%

Dishman Carbogen Amcis Ltd.*	78,378	235,728

Divi’s Laboratories Ltd.	106,714	2,623,524

Syngene International Ltd.(a)	42,798	367,775

Total Life Sciences Tools & Services		3,227,027

Machinery – 0.9%

Action Construction Equipment Ltd.	76,119	125,922

AIA Engineering Ltd.	76,719	1,989,101

Anveshan Heavy Engineering Ltd.*	14,477	116,713

Ashok Leyland Ltd.	2,404,882	3,169,480

BEML Ltd.	39,481	577,070

Carborundum Universal Ltd.	61,221	362,642

Cochin Shipyard Ltd.(a)	178,094	1,006,736

Cummins India Ltd.	85,762	923,543

Escorts Ltd.	173,747	1,996,554

Greaves Cotton Ltd.	89,095	179,026

Jain Irrigation Systems Ltd.	882,406	750,252

Thermax Ltd.	27,877	390,942

Total Machinery		11,587,981

Media – 0.5%

Sun TV Network Ltd.	214,308	1,943,080

TV Today Network Ltd.	61,579	282,450

Zee Entertainment Enterprises Ltd.	750,888	4,828,879

Total Media		7,054,409

Metals & Mining – 6.4%

APL Apollo Tubes Ltd.	14,917	310,474

Godawari Power and Ispat Ltd.*	32,620	109,008

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2019

Investments	Shares	Value

Hindalco Industries Ltd.	4,589,255	$13,613,741

Hindustan Copper Ltd.	176,279	124,559

Hindustan Zinc Ltd.	960,568	3,838,805

Jindal Saw Ltd.	417,048	520,144

Jindal Stainless Hisar Ltd.*	496,059	671,318

Jindal Stainless Ltd.*	645,036	378,036

JSW Steel Ltd.	2,898,636	12,261,931

Maithan Alloys Ltd.	70,286	512,471

National Aluminium Co., Ltd.	1,998,323	1,599,524

NMDC Ltd.	3,522,523	5,311,115

Prakash Industries Ltd.*	326,467	422,015

Ramkrishna Forgings Ltd.	40,482	306,676

Surya Roshni Ltd.	66,625	242,649

Tata Metaliks Ltd.	30,210	283,283

Tata Sponge Iron Ltd.	19,579	214,910

Tata Steel Ltd.	2,434,912	18,312,366

Tinplate Co. of India Ltd. (The)	74,352	165,877

Vedanta Ltd.	9,227,381	24,568,609

Welspun Corp., Ltd.	174,821	343,712

Total Metals & Mining		84,111,223

Multiline Retail – 0.0%

Shoppers Stop Ltd.	32,949	224,329

V-Mart Retail Ltd.	3,537	137,561

Total Multiline Retail		361,890

Oil, Gas & Consumable Fuels – 19.8%

Aegis Logistics Ltd.	151,556	444,550

Bharat Petroleum Corp., Ltd.	4,155,218	23,845,643

Chennai Petroleum Corp., Ltd.	386,785	1,525,923

Coal India Ltd.	2,393,176	8,194,317

Hindustan Petroleum Corp., Ltd.	5,375,830	22,027,129

Indian Oil Corp., Ltd.	14,025,280	32,970,290

Mangalore Refinery & Petrochemicals Ltd.	1,650,762	1,770,503

Oil & Natural Gas Corp., Ltd.	13,173,189	30,377,726

Oil India Ltd.	1,529,322	4,094,013

Petronet LNG Ltd.	1,589,082	5,770,243

Reliance Industries Ltd.	6,674,331	131,342,934

Total Oil, Gas & Consumable Fuels		262,363,271

Paper & Forest Products – 0.1%

Century Plyboards India Ltd.	166,612	500,979

JK Paper Ltd.	129,550	265,271

Total Paper & Forest Products		766,250

Personal Products – 0.9%

Bajaj Corp., Ltd.*	94,357	420,742

Colgate-Palmolive India Ltd.	78,576	1,427,072

Dabur India Ltd.	540,181	3,187,672

Emami Ltd.	20,475	118,224

Godrej Consumer Products Ltd.	413,703	4,096,720

Marico Ltd.	466,024	2,331,970

Total Personal Products		11,582,400

Pharmaceuticals – 3.7%

Alembic Pharmaceuticals Ltd.	69,861	542,349

Alkem Laboratories Ltd.	40,756	1,030,063

Aurobindo Pharma Ltd.	666,316	7,543,245

Bliss Gvs Pharma Ltd.	87,086	225,650

Cadila Healthcare Ltd.	471,709	2,363,141

Cipla Ltd.	413,704	3,158,543

Dr. Reddy’s Laboratories Ltd.	75,604	3,034,255

Eris Lifesciences Ltd.*(a)	20,542	191,231

Glenmark Pharmaceuticals Ltd.	220,809	2,062,903

Granules India Ltd.	213,300	352,395

Indoco Remedies Ltd.	32,223	94,099

Ipca Laboratories Ltd.	43,638	618,491

Jubilant Life Sciences Ltd.	157,586	1,512,280

Lupin Ltd.	42,728	456,177

Natco Pharma Ltd.	193,572	1,602,365

Pfizer Ltd.	4,749	228,007

Piramal Enterprises Ltd.	368,608	14,703,083

Strides Pharma Science Ltd.	315,143	2,149,023

Sun Pharmaceutical Industries Ltd.	677,963	4,686,288

Suven Life Sciences Ltd.	106,413	400,767

Torrent Pharmaceuticals Ltd.	60,994	1,716,681

Total Pharmaceuticals		48,671,036

Professional Services – 0.1%

L&T Technology Services Ltd.(a)	9,397	213,272

Quess Corp., Ltd.*(a)	39,311	423,753

TeamLease Services Ltd.*	5,792	253,005

Total Professional Services		890,030

Real Estate Management & Development – 1.3%

Anant Raj Ltd.	418,619	203,040

Capacit’e Infraprojects Ltd.	59,644	195,269

DLF Ltd.	2,354,235	6,880,041

Godrej Properties Ltd.*	45,110	529,501

Indiabulls Real Estate Ltd.*	3,715,970	4,945,686

Kolte-Patil Developers Ltd.	49,524	179,688

Mahindra Lifespace Developers Ltd.	59,817	311,238

Oberoi Realty Ltd.	138,948	1,059,635

Phoenix Mills Ltd. (The)	61,729	586,192

Prestige Estates Projects Ltd.	254,300	927,998

Puravankara Ltd.	209,602	223,142

Sobha Ltd.	119,977	894,697

Sunteck Realty Ltd.	40,694	270,951

Total Real Estate Management & Development		17,207,078

Road & Rail – 0.2%

Container Corp. of India Ltd.	321,286	2,436,255

VRL Logistics Ltd.	59,957	245,107

Total Road & Rail		2,681,362

Software – 0.2%

Birlasoft Ltd.*	414,348	590,046

KPIT Technologies Ltd.*†	478,863	564,405

Oracle Financial Services Software Ltd.	32,334	1,581,250

Tata Elxsi Ltd.	25,094	348,871

Total Software		3,084,572

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

March 31, 2019

Investments	Shares	Value

Specialty Retail – 0.2%

Arvind Fashions Ltd.*	78,175	$1,177,224

PC Jeweller Ltd.	1,036,789	1,230,228

Shankara Building Products Ltd.	7,438	44,037

Total Specialty Retail		2,451,489

Textiles, Apparel & Luxury Goods – 0.8%

Arvind Ltd.	320,521	420,807

Indo Count Industries Ltd.	352,308	247,671

Page Industries Ltd.	1,374	495,299

Rajesh Exports Ltd.	394,026	3,787,826

Raymond Ltd.	18,575	217,591

Swan Energy Ltd.	49,670	77,077

Titan Co., Ltd.	231,293	3,812,370

Trident Ltd.	648,826	671,538

Vardhman Textiles Ltd.	47,319	743,272

Welspun India Ltd.	812,899	699,956

Total Textiles, Apparel & Luxury Goods		11,173,407

Thrifts & Mortgage Finance – 10.3%

Can Fin Homes Ltd.	157,539	793,323

Dewan Housing Finance Corp., Ltd.	587,695	1,274,647

GIC Housing Finance Ltd.	121,535	473,070

GRUH Finance Ltd.	96,370	383,672

Housing Development Finance Corp., Ltd.	3,937,341	111,868,227

Indiabulls Housing Finance Ltd.	1,105,101	13,691,129

LIC Housing Finance Ltd.	960,276	7,377,248

PNB Housing Finance Ltd.(a)	52,885	660,156

Total Thrifts & Mortgage Finance		136,521,472

Tobacco – 1.3%

ITC Ltd.	4,033,135	17,305,657

Trading Companies & Distributors – 0.1%

Adani Enterprises Ltd.	767,243	1,625,303

MMTC Ltd.	406,948	164,483

Total Trading Companies & Distributors		1,789,786

Transportation Infrastructure – 0.8%

Adani Ports & Special Economic Zone Ltd.	1,883,823	10,283,185

Water Utilities – 0.1%

VA Tech Wabag Ltd.	134,175	637,416

Wireless Telecommunication Services – 0.2%

Bharti Airtel Ltd.	407,457	1,959,205

TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $938,528,939)		1,329,926,642

Other Assets less Liabilities – (0.5)%		(6,502,698)

NET ASSETS – 100.0%		$1,323,423,944
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $564,405, which represents 0.04% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments

WisdomTree Middle East Dividend Fund (GULF)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 98.5%

Bahrain – 3.2%

Ahli United Bank BSC	730,761	$650,377

Egypt – 3.3%

Alexandria Mineral Oils Co.	58,993	20,288

Commercial International Bank Egypt SAE	44,382	174,532

Eastern Tobacco	176,018	184,854

ElSewedy Electric Co.	192,691	172,899

Heliopolis Housing	7,094	9,865

Juhayna Food Industries	6,544	5,090

Orascom Development Egypt	36,095	15,829

Oriental Weavers	70,847	47,872

Sidi Kerir Petrochemicals Co.	21,682	21,232

Talaat Moustafa Group	33,423	21,620

Telecom Egypt Co.	10,656	8,941

Total Egypt		683,022

Jordan – 3.0%

Arab Bank PLC	66,546	610,083

Kuwait – 11.9%

Agility Public Warehousing Co. KSC	33,409	94,371

Boubyan Bank KSCP	24,813	49,365

Burgan Bank SAK	38,623	45,342

Gulf Bank KSCP	128,178	131,086

Humansoft Holding Co. KSC	8,631	91,447

Kuwait Finance House KSCP	171,037	392,581

Kuwait International Bank KSCP	48,146	48,764

Kuwait Projects Co. Holding KSCP	40,809	29,523

Mabanee Co. SAK	15,445	29,407

Mezzan Holding Co. KSCC	4,952	7,865

Mobile Telecommunications Co. KSC	404,666	644,059

National Bank of Kuwait SAKP	269,305	797,023

Qurain Petrochemical Industries Co.	56,500	72,274

Total Kuwait		2,433,107

Morocco – 2.9%

Attijariwafa Bank	5,538	243,538

Douja Promotion Groupe Addoha S.A.	24,668	29,660

Maroc Telecom	16,179	240,231

Societe d’Exploitation des Ports	4,231	78,824

Total Morocco		592,253

Oman – 1.2%

Bank Muscat SAOG	242,530	253,239

Qatar – 23.1%

Barwa Real Estate Co.	25,960	261,329

Commercial Bank PQSC (The)	11,373	140,415

Doha Bank QPSC	36,239	212,512

Industries Qatar QSC	16,062	546,613

Masraf Al Rayan QSC	41,603	419,944

Medicare Group	1,854	33,762

Ooredoo QPSC	11,076	202,004

Qatar Electricity & Water Co. QSC	4,238	200,553

Qatar Fuel QSC	4,940	268,659

Qatar Gas Transport Co., Ltd.	31,095	177,649

Qatar Insurance Co. SAQ	11,539	115,652

Qatar International Islamic Bank QSC	5,729	115,249

Qatar Islamic Bank SAQ	8,895	370,508

Qatar National Bank QPSC	30,966	1,535,223

United Development Co. QSC	30,155	115,377

Widam Food Co.	607	10,704

Total Qatar		4,726,153

Saudi Arabia – 27.3%

Advanced Petrochemical Co.	5,267	78,225

Al Rajhi Bank	42,581	1,210,323

Alawwal Bank*	3,116	14,390

Alinma Bank	26,979	174,232

Almarai Co. JSC	3,547	52,112

Arab National Bank	6,148	40,655

Bank Al-Jazira	7,125	31,727

Bank AlBilad	8,814	69,330

Banque Saudi Fransi	16,920	166,703

Bupa Arabia for Cooperative Insurance Co.	384	8,509

Dar Al Arkan Real Estate Development Co.	25,910	74,338

Jarir Marketing Co.	2,897	122,049

Kingdom Holding Co.	10,310	24,192

Mouwasat Medical Services Co.	620	13,226

National Commercial Bank	34,621	506,804

National Petrochemical Co.	918	6,560

Rabigh Refining & Petrochemical Co.	1,156	6,171

Riyad Bank	50,307	323,008

Sahara Petrochemical Co.	18,566	81,584

Samba Financial Group	50,155	513,539

Saudi Arabian Fertilizer Co.	4,909	107,726

Saudi Basic Industries Corp.	26,571	877,115

Saudi British Bank (The)	7,730	77,705

Saudi Electricity Co.	30,448	133,959

Saudi Industrial Investment Group	8,624	56,568

Saudi International Petrochemical Co.	8,091	43,882

Saudi Investment Bank (The)	10,736	53,646

Saudi Telecom Co.	15,110	431,904

Savola Group (The)	8,256	69,124

Yanbu National Petrochemical Co.	11,190	223,182

Total Saudi Arabia		5,592,488

United Arab Emirates – 22.6%

Abu Dhabi Commercial Bank PJSC	249,677	644,398

Air Arabia PJSC	617,734	158,087

Aldar Properties PJSC	653,579	322,065

Arabtec Holding PJSC	27,672	16,047

Aramex PJSC	25,302	32,789

DAMAC Properties Dubai Co. PJSC	322,023	118,356

Dana Gas PJSC	357,022	90,395

DP World PLC	8,901	142,416

Dubai Financial Market PJSC	295,059	59,203

Dubai Investments PJSC	316,334	117,987

Dubai Islamic Bank PJSC	271,819	362,613

Emaar Malls PJSC	263,141	124,654

Emaar Properties PJSC	242,778	309,330

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (concluded)

WisdomTree Middle East Dividend Fund (GULF)

March 31, 2019

Investments	Shares	Value

Emirates NBD PJSC	28,148	$77,782

Emirates Telecommunications Group Co. PJSC	202,370	920,089

First Abu Dhabi Bank PJSC	220,865	917,590

RAK Properties PJSC*	305,275	35,405

Union National Bank PJSC	113,415	166,737

Total United Arab Emirates		4,615,943

TOTAL INVESTMENTS IN SECURITIES – 98.5% (Cost: $17,121,651)		20,156,665

Other Assets less Liabilities – 1.5%		316,145

NET ASSETS – 100.0%		$20,472,810

*	Non-income producing security.

See Notes to Financial Statements.

80	WisdomTree Trust

Statements of Assets and Liabilities

WisdomTree Trust

March 31, 2019

	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree China ex-State- Owned Enterprises Fund	WisdomTree Emerging Markets Consumer Growth Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund
ASSETS:

Investments, at cost	$30,027,799	$143,691,407	$31,156,433	$296,704,754	$2,084,626,352

Investment in affiliates, at cost (Note 3)	1,758	—	—	—	2,254,420

Foreign currency, at cost	9,648	35,547	48,168	126,915	1,430,186
Investments in securities, at value[1,2] (Note 2)	33,553,255	144,619,726	34,606,536	306,338,182	2,193,604,201

Investment in affiliates, at value (Note 3)	2,056	—	—	—	2,304,355

Cash	17,311	105,787	16,363	99,373	534,857

Foreign currency, at value	9,654	35,492	47,828	126,909	1,429,801

Unrealized appreciation on foreign currency contracts	—	—	—	—	8,885

Receivables:

Capital shares sold	—	—	—	—	8,744,388

Dividends	148,232	18,252	62,212	563,463	4,515,279

Securities lending income	45	13,203	1,659	8,350	136,188
Total Assets	33,730,553	144,792,460	34,734,598	307,136,277	2,211,277,954
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	—	—	—	1,675

Payables:

Cash collateral received for securities loaned (Note 2)	—	1,057,470	307,985	1,845,375	28,284,557

Investment securities purchased	—	—	—	—	8,741,886

Advisory fees (Note 3)	13,668	35,790	8,980	82,031	1,158,110

Service fees (Note 2)	125	493	123	1,128	8,097

Foreign capital gains tax	13,844	—	3,164	23,763	77,849
Total Liabilities	27,637	1,093,753	320,252	1,952,297	38,272,174
NET ASSETS	$33,702,916	$143,698,707	$34,414,346	$305,183,980	$2,173,005,780
NET ASSETS:

Paid-in capital	$40,226,951	$167,837,565	$42,375,656	$308,382,208	$3,374,592,117

Total distributable earnings (loss)	(6,524,035)	(24,138,858)	(7,961,310)	(3,198,228)	(1,201,586,337)
NET ASSETS	$33,702,916	$143,698,707	$34,414,346	$305,183,980	$2,173,005,780
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	500,000	1,850,000	1,550,000	10,600,000	49,700,000
Net asset value per share	$67.41	$77.67	$22.20	$28.79	$43.72
[1] Includes market value of securities out on loan of:	$82,124	$6,079,058	$655,926	$4,002,585	$115,479,838
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	81

Statements of Assets and Liabilities (continued)

WisdomTree Trust

March 31, 2019

	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global ex-U.S. Real Estate Fund
ASSETS:

Investments, at cost	$18,075,814	$60,476,353	$1,335,841,288	$68,481,269	$106,858,473

Investment in affiliates, at cost (Note 3)	—	—	—	11,502	—

Foreign currency, at cost	35,770	39,057	1,069,413	7,217	16,810
Investments in securities, at value[1,2] (Note 2)	18,790,626	69,338,230	1,430,324,503	72,913,579	116,830,191

Investment in affiliates, at value (Note 3)	—	—	—	11,533	—

Cash	44,722	1,142	44,212	42,997	84,533

Foreign currency, at value	35,783	38,931	1,068,280	7,207	16,751

Unrealized appreciation on foreign currency contracts	21,603	—	—	—	—

Receivables:

Investment securities sold	27,037	—	—	—	—

Capital shares sold	—	—	—	48	—

Dividends	70,576	133,639	4,758,981	263,415	261,334

Securities lending income	—	1,833	261,034	1,809	6,112

Foreign tax reclaims	—	—	270	109,391	48,417
Total Assets	18,990,347	69,513,775	1,436,457,280	73,349,979	117,247,338
LIABILITIES:

Unrealized depreciation on foreign currency contracts	17	2	—	—	—

Payables:

Cash collateral received for securities loaned (Note 2)	—	202,825	10,706,585	982,785	3,046,250

Investment securities purchased	81,400	—	—	—	—

Advisory fees (Note 3)	7,705	18,606	756,451	32,917	54,759

Service fees (Note 2)	71	256	5,284	249	415

Foreign capital gains tax	15,536	103,103	20,185	54,048	—
Total Liabilities	104,729	324,792	11,488,505	1,069,999	3,101,424
NET ASSETS	$18,885,618	$69,188,983	$1,424,968,775	$72,279,980	$114,145,914
NET ASSETS:

Paid-in capital	$18,738,953	$77,670,921	$1,725,109,130	$83,363,508	$118,023,138

Total distributable earnings (loss)	146,665	(8,481,938)	(300,140,355)	(11,083,528)	(3,877,224)
NET ASSETS	$18,885,618	$69,188,983	$1,424,968,775	$72,279,980	$114,145,914
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	800,004	2,800,000	30,300,000	1,300,000	3,550,000
Net asset value per share	$23.61	$24.71	$47.03	$55.60	$32.15
[1] Includes market value of securities out on loan of:	—	$439,964	$102,226,525	$3,869,120	$4,479,976
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

82	WisdomTree Trust

Statements of Assets and Liabilities (concluded)

WisdomTree Trust

March 31, 2019

	WisdomTree Global High Dividend Fund	WisdomTree India Earnings Fund (consolidated)	WisdomTree Middle East Dividend Fund
ASSETS:

Investments, at cost	$89,450,684	$938,528,939	$17,121,651

Investment in affiliates, at cost (Note 3)	49,651	—	—

Foreign currency, at cost	20,220	2,558,467	44,302
Investments in securities, at value[1,2] (Note 2)	93,225,380	1,329,926,642	20,156,665

Investment in affiliates, at value (Note 3)	50,731	—	—

Cash	12,691	1,562,980	16,656

Foreign currency, at value	20,273	2,549,120	44,309

Unrealized appreciation on foreign currency contracts	19	—	—

Receivables:

Investment securities sold	—	—	9,404

Dividends	326,512	588,441	271,095

Securities lending income	1,601	—	—

Foreign tax reclaims	63,297	—	—
Total Assets	93,700,504	1,334,627,183	20,498,129
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	1,424,615	—	—

Investment securities purchased	—	1,937,032	—

Advisory fees (Note 3)	45,255	904,195	14,594

Service fees (Note 2)	344	4,793	72

Closed foreign currency contracts	—	—	10,653

Foreign capital gains tax	2,961	8,357,219	—
Total Liabilities	1,473,175	11,203,239	25,319
NET ASSETS	$92,227,329	$1,323,423,944	$20,472,810
NET ASSETS:

Paid-in capital	$96,590,605	$1,148,247,637	$21,843,106

Total distributable earnings (loss)	(4,363,276)	175,176,307	(1,370,296)
NET ASSETS	$92,227,329	$1,323,423,944	$20,472,810
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,000,000	50,400,000	1,000,000
Net asset value per share	$46.11	$26.26	$20.47
[1] Includes market value of securities out on loan of:	$1,651,491	—	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	83

Statements of Operations

WisdomTree Trust

For the Year Ended March 31, 2019

	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree China ex-State- Owned Enterprises Fund	WisdomTree Emerging Markets Consumer Growth Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$1,759,260	$2,528,025	$1,235,659	$3,161,051	$98,009,233

Dividends from affiliates (Note 3)	17,111	—	—	—	200,404

Interest	10	—	13	130	—

Non-cash dividends	9,739	—	—	1,297	—

Securities lending income (Note 2)	1,775	219,842	39,065	58,588	1,219,272
Total investment income	1,787,895	2,747,867	1,274,737	3,221,066	99,428,909
EXPENSES:

Advisory fees (Note 3)	188,660	1,057,704	230,814	1,019,893	12,869,261

Service fees (Note 2)	1,729	7,387	1,612	7,737	89,881
Total expenses	190,389	1,065,091	232,426	1,027,630	12,959,142
Expense waivers (Note 3)	(131)	(520,457)	(113,575)	(457,193)	(8,763)
Net expenses	190,258	544,634	118,851	570,437	12,950,379
Net investment income	1,597,637	2,203,233	1,155,886	2,650,629	86,478,530
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(734,175)	(21,042,819)	(9,716,879)	(11,861,498)	(100,754,428)

Investment transactions in affiliates (Note 3)	(39,357)	—	—	—	(1,652,321)

In-kind redemptions	865,383	8,419,226	240,093	379,691	15,154,657

Foreign currency contracts	(18,542)	(42,667)	9,681	(113,760)	481,139

Foreign currency related transactions	10,374	(11,397)	(30,056)	31,918	(1,178,493)

Payment by sub-advisor (Note 3)	—	—	—	288	—
Net realized gain (loss)	83,683	(12,677,657)	(9,497,161)	(11,563,361)	(87,949,446)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	(1,256,642)	(13,941,166)	839,812	9,243,446	(73,174,785)

Investment transactions in affiliates (Note 3)	(1,039)	—	—	—	344,032

Foreign currency contracts	(27)	—	(491)	4,366	(9,426)

Translation of assets and liabilities denominated in foreign currencies	(390)	(1,960)	(915)	(6,037)	(3,740)
Net increase (decrease) in unrealized appreciation/depreciation	(1,258,098)	(13,943,126)	838,406	9,241,775	(72,843,919)
Net realized and unrealized loss on investments	(1,174,415)	(26,620,783)	(8,658,755)	(2,321,586)	(160,793,365)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$423,222	$(24,417,550)	$(7,502,869)	$329,043	$(74,314,835)
[1] Net of foreign withholding tax of:	$132,232	$130,705	$153,139	$493,994	$13,613,730
[2] Net of foreign capital gains tax withholding (credit) of:	—	—	$(68)	—	$19,198
[3] Includes net increase in accrued foreign capital gain taxes of:	$13,844	—	$3,164	$23,763	$77,849

See Notes to Financial Statements.

84	WisdomTree Trust

Statements of Operations (continued)

WisdomTree Trust

For the Year or Period Ended March 31, 2019

	WisdomTree Emerging Markets Multifactor Fund[1]	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global ex-U.S. Real Estate Fund
INVESTMENT INCOME:

Dividends[2]	$168,314	$2,400,448	$60,488,457	$1,767,795	$4,347,053

Dividends from affiliates (Note 3)	185	—	334,183	17,670	—

Interest	4	—	9,568	6	—

Non-cash dividends	—	—	6,841	33,321	49,551

Securities lending income (Note 2)	—	19,246	3,704,267	19,479	45,559
Total investment income	168,503	2,419,694	64,543,316	1,838,271	4,442,163
EXPENSES:

Advisory fees (Note 3)	33,004	468,072	9,154,487	395,277	598,553

Service fees (Note 2)	303	3,269	63,937	2,999	4,541
Total expenses	33,307	471,341	9,218,424	398,276	603,094
Expense waivers (Note 3)	(30)	(230,321)	(7,237)	(227)	—
Net expenses	33,277	241,020	9,211,187	398,049	603,094
Net investment income	135,226	2,178,674	55,332,129	1,440,222	3,839,069
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[3]	(317,174)	(10,618,863)	(55,561,741)	(3,832,898)	(3,109,292)

Investment transactions in affiliates (Note 3)	(4,203)	—	(741,359)	(50,013)	—

In-kind redemptions	—	2,398,486	7,096,317	1,620,944	1,745,222

Foreign currency contracts	(292,785)	(29,051)	(262,715)	(15,809)	36,996

Foreign currency related transactions	17,063	(73,147)	(281,393)	5,183	(45,439)
Net realized loss	(597,099)	(8,322,575)	(49,750,891)	(2,272,593)	(1,372,513)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[4]	699,276	(144,669)	(162,089,125)	(2,207,499)	3,115,673

Investment transactions in affiliates (Note 3)	—	—	(3,025)	125	—

Foreign currency contracts	21,586	(2)	(763)	—	(15)

Translation of assets and liabilities denominated in foreign currencies	(735)	(1,217)	(50,957)	(4,697)	(2,631)
Net increase (decrease) in unrealized appreciation/depreciation	720,127	(145,888)	(162,143,870)	(2,212,071)	3,113,027
Net realized and unrealized gain (loss) on investments	123,028	(8,468,463)	(211,894,761)	(4,484,664)	1,740,514
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$258,254	$(6,289,789)	$(156,562,632)	$(3,044,442)	$5,579,583
[1] For the period August 10, 2018 (commencement of operations) through March 31, 2019.
[2] Net of foreign withholding tax of:	$22,164	$313,941	$8,806,134	$216,071	$454,658
[3] Net of foreign capital gains tax withholding (credit) of:	$4,955	$117,868	$45,855	$(10)	—
[4] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$15,536	$89,845	$(432)	$51,875	—

See Notes to Financial Statements.

WisdomTree Trust	85

Statements of Operations (concluded)

WisdomTree Trust

For the Year Ended March 31, 2019

	WisdomTree Global High Dividend Fund	WisdomTree India Earnings Fund (consolidated)	WisdomTree Middle East Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$4,200,552	$29,327,920	$955,311

Dividends from affiliates (Note 3)	11,128	—	—

Non-cash dividends	126,401	—	—

Securities lending income (Note 2)	24,194	—	—
Total investment income	4,362,275	29,327,920	955,311
EXPENSES:

Advisory fees (Note 3)	568,785	12,274,486	157,471

Service fees (Note 2)	4,315	65,069	788

Interest expense (Note 8)	—	185,659	—
Total expenses	573,100	12,525,214	158,259
Expense waivers (Note 3)	(381)	—	—
Net expenses	572,719	12,525,214	158,259
Net investment income	3,789,556	16,802,706	797,052
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(945,012)	29,612,630	(359,045)

Investment transactions in affiliates (Note 3)	(38,984)	—	—

In-kind redemptions	1,429,776	—	—

Foreign currency contracts	2,160	1,067,496	(8,264)

Foreign currency related transactions	(13,136)	(1,921,742)	427

Payment by sub-advisor (Note 3)	—	—	17,117
Net realized gain (loss)	434,804	28,758,384	(349,765)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	(1,192,335)	(19,293,545)	1,897,666

Investment transactions in affiliates (Note 3)	1,080	—	—

Foreign currency contracts	19	—	1

Translation of assets and liabilities denominated in foreign currencies	(2,905)	(5,416)	(49)
Net increase (decrease) in unrealized appreciation/depreciation	(1,194,141)	(19,298,961)	1,897,618
Net realized and unrealized gain (loss) on investments	(759,337)	9,459,423	1,547,853
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,030,219	$26,262,129	$2,344,905
[1] Net of foreign withholding tax of:	$231,798	—	$17,095
[2] Net of foreign capital gains tax credit of:	—	$(2)	—
[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$2,961	$(9,509,693)	—

See Notes to Financial Statements.

86	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Asia Pacific ex-Japan Fund		WisdomTree China ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets Consumer Growth Fund

	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,597,637	$1,472,256	$2,203,233	$114,474	$1,155,886	$681,206

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	83,683	1,433,260	(12,677,657)	(1,140,498)	(9,497,161)	2,745,372

Net increase (decrease) in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,258,098)	2,463,176	(13,943,126)	14,228,163	838,406	2,070,375
Net increase (decrease) in net assets resulting from operations	423,222	5,368,692	(24,417,550)	13,202,139	(7,502,869)	5,496,953
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(1,626,373)	(1,460,015)	(2,142,539)	(175,236)	(1,229,361)	(608,721)

Tax return of capital	—	—	(19,493)	—	—	—
Total distributions to shareholders	(1,626,373)	(1,460,015)	(2,162,032)	(175,236)	(1,229,361)	(608,721)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	6,764,109	31,032,707	194,324,594	7,530,704	24,219,358

Cost of shares redeemed	(10,144,864)	(7,276,813)	(76,681,994)	—	(14,436,242)	(3,837,105)
Net increase (decrease) in net assets resulting from capital share transactions	(10,144,864)	(512,704)	(45,649,287)	194,324,594	(6,905,538)	20,382,253
Net Increase (Decrease) in Net Assets	(11,348,015)	3,395,973	(72,228,869)	207,351,497	(15,637,768)	25,270,485
NET ASSETS:

Beginning of year	$45,050,931	$41,654,958	$215,927,576	$8,576,079	$50,052,114	$24,781,629

End of year[2]	$33,702,916	$45,050,931	$143,698,707	$215,927,576	$34,414,346	$50,052,114
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	650,000	650,000	2,475,000	150,000	1,900,000	1,100,000

Shares created	—	100,000	450,000	2,325,000	350,000	950,000

Shares redeemed	(150,000)	(100,000)	(1,075,000)	—	(700,000)	(150,000)
Shares outstanding, end of year	500,000	650,000	1,850,000	2,475,000	1,550,000	1,900,000

[1] Amounts for the fiscal year or period ended March 31, 2018 have been reclassified to match the current fiscal year presentation which conforms to the “Disclosure Update and Simplification” amendments adopted by the SEC and which became effective November 5, 2018. The amounts shown for the fiscal year or period ended March 31, 2018 represents a distribution entirely from net investment income. See Note 9 in the Notes to Financial Statements for more information.

[2] The “Disclosure Update and Simplification” amendments adopted by the SEC removed the requirement to disclose the amounts pertaining to undistributed (distributions in excess of) net investment income included in net assets for the current fiscal year ended March 31, 2019. The undistributed (distributions in excess of) net investment income included in the net assets for the fiscal year ended March 31, 2018 were as follows:

Undistributed(Distributions in excess of) net investmentincome included in the net assets		$50,165		$(31,293)		$84,990

See Notes to Financial Statements.

WisdomTree Trust	87

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets High Dividend Fund		WisdomTree Emerging Markets Multifactor Fund

	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Period August 10, 2018* through March 31, 2019
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,650,629	$223,513	$86,478,530	$75,063,396	$135,226

Net realized gain (loss) on investments, payments by sub-advisor, foreign currency contracts and foreign currency related transactions	(11,563,361)	613,059	(87,949,446)	58,603,912	(597,099)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	9,241,775	148,826	(72,843,919)	236,034,137	720,127
Net increase (decrease) in net assets resulting from operations	329,043	985,398	(74,314,835)	369,701,445	258,254
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(2,582,368)	(125,650)	(87,028,025)	(74,635,924)	(111,589)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	227,609,647	104,725,354	222,013,442	283,093,631	18,738,853

Cost of shares redeemed	(12,948,803)	(15,280,657)	(169,841,137)	(17,363,657)	—
Net increase in net assets resulting from capital share transactions	214,660,844	89,444,697	52,172,305	265,729,974	18,738,853
Net Increase (Decrease) in Net Assets	212,407,519	90,304,445	(109,170,555)	560,795,495	18,885,518
NET ASSETS:

Beginning of period	$92,776,461	$2,472,016	$2,282,176,335	$1,721,380,840	$100

End of period[2]	$305,183,980	$92,776,461	$2,173,005,780	$2,282,176,335	$18,885,618
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,900,000	100,000	48,200,000	42,300,000	4

Shares created	8,200,000	3,300,000	5,400,000	6,300,000	800,000

Shares redeemed	(500,000)	(500,000)	(3,900,000)	(400,000)	—
Shares outstanding, end of period	10,600,000	2,900,000	49,700,000	48,200,000	800,004
* Commencement of operations.

[1] Amounts for the fiscal year or period ended March 31, 2018 have been reclassified to match the current fiscal year presentation which conforms to the “Disclosure Update and Simplification” amendments adopted by the SEC and which became effective November 5, 2018. The amounts shown for the fiscal year or period ended March 31, 2018 represents a distribution entirely from net investment income. See Note 9 in the Notes to Financial Statements for more information.

[2] The “Disclosure Update and Simplification” amendments adopted by the SEC removed the requirement to disclose the amounts pertaining to undistributed net investment income included in net assets for the current fiscal year or period ended March 31, 2019. The undistributed net investment income included in the net assets for the fiscal year ended March 31, 2018 were as follows:

Undistributednet investment incomeincluded in the net assets		$106,787		$4,535,652

See Notes to Financial Statements.

88	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Markets Quality Dividend Growth Fund		WisdomTree Emerging Markets SmallCap Dividend Fund		WisdomTree Global ex-U.S. Quality Dividend Growth Fund

	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,178,674	$1,361,181	$55,332,129	$40,436,205	$1,440,222	$1,304,331

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(8,322,575)	2,933,521	(49,750,891)	86,621,425	(2,272,593)	5,766,997

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(145,888)	6,026,385	(162,143,870)	158,443,070	(2,212,071)	2,773,077
Net increase (decrease) in net assets resulting from operations	(6,289,789)	10,321,087	(156,562,632)	285,500,700	(3,044,442)	9,844,405
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(2,036,219)	(1,254,486)	(58,272,794)	(39,444,335)	(1,532,940)	(1,055,807)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	20,285,323	23,204,036	56,606,185	390,446,108	17,216,657	12,021,088

Cost of shares redeemed	(18,212,318)	(5,194,843)	(159,906,299)	—	(11,200,399)	—
Net increase (decrease) in net assets resulting from capital share transactions	2,073,005	18,009,193	(103,300,114)	390,446,108	6,016,258	12,021,088
Net Increase (Decrease) in Net Assets	(6,253,003)	27,075,794	(318,135,540)	636,502,473	1,438,876	20,809,686
NET ASSETS:

Beginning of year	$75,441,986	$48,366,192	$1,743,104,315	$1,106,601,842	$70,841,104	$50,031,418

End of year[2]	$69,188,983	$75,441,986	$1,424,968,775	$1,743,104,315	$72,279,980	$70,841,104
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	2,800,000	2,100,000	32,600,000	24,800,000	1,200,000	1,000,000

Shares created	800,000	900,000	1,200,000	7,800,000	300,000	200,000

Shares redeemed	(800,000)	(200,000)	(3,500,000)	—	(200,000)	—
Shares outstanding, end of year	2,800,000	2,800,000	30,300,000	32,600,000	1,300,000	1,200,000

[1] Amounts for the fiscal year or period ended March 31, 2018 have been reclassified to match the current fiscal year presentation which conforms to the “Disclosure Update and Simplification” amendments adopted by the SEC and which became effective November 5, 2018. The amounts shown for the fiscal year or period ended March 31, 2018 represents a distribution entirely from net investment income. See Note 9 in the Notes to Financial Statements for more information.

[2] The “Disclosure Update and Simplification” amendments adopted by the SEC removed the requirement to disclose the amounts pertaining to undistributed net investment income included in net assets for the current fiscal year ended March 31, 2019. The undistributed net investment income included in the net assets for the fiscal year ended March 31, 2018 were as follows:

Undistributednet investment incomeincluded in the net assets		$88,866		$3,677,294		$253,241

See Notes to Financial Statements.

WisdomTree Trust	89

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Global ex-U.S. Real Estate Fund		WisdomTree Global High Dividend Fund		WisdomTree India Earnings Fund (consolidated)

	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,839,069	$3,192,261	$3,789,556	$3,365,276	$16,802,706	$15,714,555

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(1,372,513)	8,106,097	434,804	3,241,181	28,758,384	67,494,908

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	3,113,027	5,139,781	(1,194,141)	(555,442)	(19,298,961)	52,787,776
Net increase in net assets resulting from operations	5,579,583	16,438,139	3,030,219	6,051,015	26,262,129	135,997,239
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(4,157,515)	(6,147,290)	(3,977,862)	(3,155,342)	(18,968,260)	(14,626,040)

Tax return of capital	—	—	—	—	(609,812)	—
Total distributions to shareholders	(4,157,515)	(6,147,290)	(3,977,862)	(3,155,342)	(19,578,072)	(14,626,040)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	14,383,629	24,385,279	—	11,952,469	236,716,827	123,976,585

Cost of shares redeemed	(8,988,290)	(10,408,019)	(11,182,914)	—	(591,544,150)	(138,386,249)
Net increase (decrease) in net assets resulting from capital share transactions	5,395,339	13,977,260	(11,182,914)	11,952,469	(354,827,323)	(14,409,664)
Net Increase (Decrease) in Net Assets	6,817,407	24,268,109	(12,130,557)	14,848,142	(348,143,266)	106,961,535
NET ASSETS:

Beginning of year	$107,328,507	$83,060,398	$104,357,886	$89,509,744	$1,671,567,210	$1,564,605,675

End of year[2]	$114,145,914	$107,328,507	$92,227,329	$104,357,886	$1,323,423,944	$1,671,567,210
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	3,350,000	2,950,000	2,250,000	2,000,000	64,600,000	65,000,000

Shares created	500,000	750,000	—	250,000	9,400,000	4,800,000

Shares redeemed	(300,000)	(350,000)	(250,000)	—	(23,600,000)	(5,200,000)
Shares outstanding, end of year	3,550,000	3,350,000	2,000,000	2,250,000	50,400,000	64,600,000

[1] Amounts for the fiscal year or period ended March 31, 2018 have been reclassified to match the current fiscal year presentation which conforms to the “Disclosure Update and Simplification” amendments adopted by the SEC and which became effective November 5, 2018. The amounts shown for the fiscal year or period ended March 31, 2018 represents a distribution entirely from net investment income. See Note 9 in the Notes to Financial Statements for more information.

[2] The “Disclosure Update and Simplification” amendments adopted by the SEC removed the requirement to disclose the amounts pertaining to undistributed (distributions in excess of) net investment income included in net assets for the current fiscal year ended March 31, 2019. The undistributed (distributions in excess of) net investment income included in the net assets for the fiscal year ended March 31, 2018 were as follows:

Undistributed(Distributions in excess of) net investmentincome included in the net assets		$(3,052,046)		$289,167		$3,644,786

See Notes to Financial Statements.

90	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Middle East Dividend Fund

	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$797,052	$539,037

Net realized loss on investments, payments by sub-advisor, foreign currency contracts and foreign currency related transactions	(349,765)	(824,113)

Net increase in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,897,618	1,725,152
Net increase in net assets resulting from operations	2,344,905	1,440,076
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(738,425)	(417,266)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	5,736,903	—

Cost of shares redeemed	(1,894,772)	(3,600,006)
Net increase (decrease) in net assets resulting from capital share transactions	3,842,131	(3,600,006)
Net Increase (Decrease) in Net Assets	5,448,611	(2,577,196)
NET ASSETS:

Beginning of year	$15,024,199	$17,601,395

End of year[2]	$20,472,810	$15,024,199
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	800,000	1,000,000

Shares created	300,000	—

Shares redeemed	(100,000)	(200,000)
Shares outstanding, end of year	1,000,000	800,000

[1] Amounts for the fiscal year or period ended March 31, 2018 have been reclassified to match the current fiscal year presentation which conforms to the “Disclosure Update and Simplification” amendments adopted by the SEC and which became effective November 5, 2018. The amounts shown for the fiscal year or period ended March 31, 2018 represents a distribution entirely from net investment income. See Note 9 in the Notes to Financial Statements for more information.

[2] The “Disclosure Update and Simplification” amendments adopted by the SEC removed the requirement to disclose the amounts pertaining to undistributed net investment income included in net assets for the current fiscal year ended March 31, 2019. The undistributed net investment income included in the net assets for the fiscal year ended March 31, 2018 was $183,670.

See Notes to Financial Statements.

WisdomTree Trust	91

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Asia Pacific ex-Japan Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$69.31	$64.08	$57.08	$67.20	$65.72
Investment operations:

Net investment income[1]	2.71	2.21	1.90	2.14	2.29

Net realized and unrealized gain (loss)	(1.73)	5.23	7.03	(10.20)	1.46
Total from investment operations	0.98	7.44	8.93	(8.06)	3.75
Dividends to shareholders:

Net investment income	(2.88)	(2.21)	(1.93)	(2.06)	(2.27)
Net asset value, end of year	$67.41	$69.31	$64.08	$57.08	$67.20

TOTAL RETURN[2]	1.55%	11.75%	15.96%	(12.06)%[3]	5.71%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$33,703	$45,051	$41,655	$45,665	$47,037

Ratios to average net assets[4] of:

Expenses	0.48%[5]	0.48%[5]	0.48%	0.48%[5]	0.49%[5,6]

Net investment income	4.06%	3.24%	3.19%	3.59%	3.36%
Portfolio turnover rate[7]	21%	26%	27%	24%	17%

WisdomTree China ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016[8]	For the Year Ended March 31, 2015
Net asset value, beginning of year	$87.24	$57.17	$46.75	$55.28	$49.70
Investment operations:

Net investment income[1]	0.98	0.12	0.64	1.25	1.33

Net realized and unrealized gain (loss)	(9.64)	30.56	10.45	(8.59)	5.48
Total from investment operations	(8.66)	30.68	11.09	(7.34)	6.81
Dividends and distributions to shareholders:

Net investment income	(0.90)	(0.61)	(0.67)	(1.19)	(1.23)

Tax return of capital	(0.01)	—	—	—	—
Total dividends and distributions to shareholders	(0.91)	(0.61)	(0.67)	(1.19)	(1.23)
Net asset value, end of year	$77.67	$87.24	$57.17	$46.75	$55.28

TOTAL RETURN[2]	(9.91)%	53.95%	23.94%	(13.40)%	13.86%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$143,699	$215,928	$8,576	$9,351	$16,585

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[9]	0.33%[9,10]	0.53%[10]	0.57%[10]	0.64%[11]

Expenses, prior to expense waivers	0.63%	0.63%	0.63%	0.63%	0.64%[11]

Net investment income	1.31%	0.14%	1.29%	2.42%	2.53%
Portfolio turnover rate[7]	35%	20%	37%	143%	30%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]

The information reflects the investment objective and strategy of the WisdomTree China Dividend ex-Financials Fund through June 30, 2015 and the investment objective and strategy of the WisdomTree China ex-State-Owned Enterprises Fund thereafter.

[9]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2019, unless earlier terminated by the Board of Trustees of the Trust.

[10]	Effective July 1, 2015, the investment advisor contractually agreed to limit the advisory fee to 0.53% through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust.

[11]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

See Notes to Financial Statements.

92	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Consumer Growth Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$26.34	$22.53	$20.60	$24.89	$24.56
Investment operations:

Net investment income[1]	0.71	0.49	0.45	0.52	0.48

Net realized and unrealized gain (loss)	(4.08)	3.77	2.01	(4.28)	0.32
Total from investment operations	(3.37)	4.26	2.46	(3.76)	0.80
Dividends to shareholders:

Net investment income	(0.77)	(0.45)	(0.53)	(0.53)	(0.47)
Net asset value, end of year	$22.20	$26.34	$22.53	$20.60	$24.89

TOTAL RETURN[2]	(12.66)%	19.05%	12.17%	(15.21)%	3.24%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$34,414	$50,052	$24,782	$12,357	$19,912

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[3]	0.38%[3]	0.63%	0.63%	0.64%[4]

Expenses, prior to expense waivers	0.63%	0.63%	0.63%	0.63%	0.64%[4]

Net investment income	3.15%	1.93%	2.12%	2.39%	1.88%
Portfolio turnover rate[5]	88%	63%	72%	49%	41%

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period December 10, 2014* through March 31, 2015
Net asset value, beginning of period	$31.99	$24.72	$21.48	$25.17	$24.59
Investment operations:

Net investment income[1]	0.42	0.28	0.30	0.35	0.07

Net realized and unrealized gain (loss)	(3.20)	7.20	3.25	(3.24)	0.56
Total from investment operations	(2.78)	7.48	3.55	(2.89)	0.63
Dividends to shareholders:

Net investment income	(0.42)	(0.21)	(0.31)	(0.80)	(0.05)
Net asset value, end of period	$28.79	$31.99	$24.72	$21.48	$25.17

TOTAL RETURN[2]	(8.64)%[6]	30.30%	16.68%	(11.69)%	2.57%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$305,184	$92,776	$2,472	$2,148	$10,069

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[3]	0.33%[3]	0.58%	0.58%	0.58%[7]

Expenses, prior to expense waivers	0.58%	0.58%	0.58%	0.58%	0.58%[7]

Net investment income	1.51%	0.92%	1.33%	1.48%	0.88%[7]
Portfolio turnover rate[5]	24%	68%	15%	46%	2%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2019, unless earlier terminated by the Board of Trustees of the Trust.

[4]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged (Note 3).

[7]	Annualized.

See Notes to Financial Statements.

WisdomTree Trust	93

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets High Dividend Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$47.35	$40.69	$35.05	$42.68	$49.23
Investment operations:

Net investment income[1]	1.84	1.67	1.42	1.76	2.16

Net realized and unrealized gain (loss)	(3.57)	6.65	5.58	(7.74)	(6.57)
Total from investment operations	(1.73)	8.32	7.00	(5.98)	(4.41)
Dividends to shareholders:

Net investment income	(1.90)	(1.66)	(1.36)	(1.65)	(2.14)
Net asset value, end of year	$43.72	$47.35	$40.69	$35.05	$42.68

TOTAL RETURN[2]	(3.51)%	20.98%	20.44%	(14.07)%	(9.40)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$2,173,006	$2,282,176	$1,721,381	$1,321,221	$2,159,557

Ratios to average net assets[3] of:

Expenses[4]	0.63%	0.63%	0.63%	0.63%	0.64%[5]

Net investment income	4.23%	3.81%	3.81%	4.64%	4.45%
Portfolio turnover rate[6]	44%	41%	41%	43%	39%

WisdomTree Emerging Markets Multifactor Fund	For the Period August 10, 2018* through March 31, 2019
Net asset value, beginning of period	$24.68
Investment operations:

Net investment income[1]	0.29

Net realized and unrealized loss	(1.16)
Total from investment operations	(0.87)
Dividends to shareholders:

Net investment income	(0.20)
Net asset value, end of period	$23.61

TOTAL RETURN[2]	(3.52)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$18,886

Ratios to average net assets of:

Expenses[4]	0.48%[7]

Net investment income	1.97%[7]
Portfolio turnover rate[6]	133%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Annualized.

See Notes to Financial Statements.

94	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Quality Dividend Growth Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$26.94	$23.03	$21.11	$24.08	$24.92
Investment operations:

Net investment income[1]	0.71	0.56	0.63	0.55	0.61

Net realized and unrealized gain (loss)	(2.30)	3.87	1.96	(2.94)	(0.87)
Total from investment operations	(1.59)	4.43	2.59	(2.39)	(0.26)
Dividends to shareholders:

Net investment income	(0.64)	(0.52)	(0.67)	(0.58)	(0.58)
Net asset value, end of year	$24.71	$26.94	$23.03	$21.11	$24.08

TOTAL RETURN[2]	(5.79)%	19.44%	12.45%	(9.89)%[3]	(1.19)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$69,189	$75,442	$48,366	$31,667	$40,944

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[4]	0.39%[4]	0.63%	0.63%	0.64%[5]

Expenses, prior to expense waivers	0.63%	0.63%	0.63%	0.63%	0.64%[5]

Net investment income	2.93%	2.17%	2.88%	2.59%	2.42%
Portfolio turnover rate[6]	81%	62%	49%	62%	47%

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$53.47	$44.62	$37.90	$44.46	$46.40
Investment operations:

Net investment income[1]	1.79	1.42	1.35	1.24	1.32

Net realized and unrealized gain (loss)	(6.35)	8.89	6.71	(6.65)	(1.97)
Total from investment operations	(4.56)	10.31	8.06	(5.41)	(0.65)
Dividends to shareholders:

Net investment income	(1.88)	(1.46)	(1.34)	(1.15)	(1.29)
Net asset value, end of year	$47.03	$53.47	$44.62	$37.90	$44.46

TOTAL RETURN[2]	(8.40)%	23.55%	21.76%	(12.20)%	(1.51)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$1,424,969	$1,743,104	$1,106,602	$894,468	$1,413,669

Ratios to average net assets[7] of:

Expenses[8]	0.63%	0.63%	0.63%	0.63%	0.64%[5]

Net investment income	3.81%	2.88%	3.36%	3.13%	2.84%
Portfolio turnover rate[6]	40%	48%	47%	52%	42%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[4]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2019, unless earlier terminated by the Board of Trustees of the Trust.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	95

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Quality Dividend Growth Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$59.03	$50.03	$47.16	$50.80	$51.68
Investment operations:

Net investment income[1]	1.17	1.24	1.14	1.02	1.05

Net realized and unrealized gain (loss)	(3.34)	8.79	2.94	(3.75)	(0.91)
Total from investment operations	(2.17)	10.03	4.08	(2.73)	0.14
Dividends to shareholders:

Net investment income	(1.26)	(1.03)	(1.21)	(0.91)	(1.02)
Net asset value, end of year	$55.60	$59.03	$50.03	$47.16	$50.80

TOTAL RETURN[2]	(3.65)%	20.18%	8.80%	(5.42)%	0.24%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$72,280	$70,841	$50,031	$66,026	$86,353

Ratios to average net assets[3] of:

Expenses	0.58%[4]	0.58%[4]	0.58%	0.58%[4,5]	0.59%[4,6]

Net investment income	2.11%	2.20%	2.39%	2.15%	2.05%
Portfolio turnover rate[7]	60%	67%	66%	61%	64%

WisdomTree Global ex-U.S. Real Estate Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$32.04	$28.16	$27.26	$29.65	$27.77
Investment operations:

Net investment income[1]	1.12	1.11	1.06	0.89	1.54

Net realized and unrealized gain (loss)	0.24	4.92	1.35	(2.08)	1.75
Total from investment operations	1.36	6.03	2.41	(1.19)	3.29
Dividends to shareholders:

Net investment income	(1.25)	(2.15)	(1.51)	(1.20)	(1.41)
Net asset value, end of year	$32.15	$32.04	$28.16	$27.26	$29.65

TOTAL RETURN[2]	4.51%	21.90%	9.33%[8]	(3.89)%	12.08%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$114,146	$107,329	$83,060	$94,044	$121,560

Ratios to average net assets[3] of:

Expenses	0.58%	0.58%	0.58%	0.58%[5]	0.59%[4,6]

Net investment income	3.72%	3.56%	3.86%	3.22%	5.21%
Portfolio turnover rate[7]	17%	23%	19%	32%	26%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the year. Excluding this voluntary reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

96	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global High Dividend Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$46.38	$44.75	$40.84	$44.23	$47.51
Investment operations:

Net investment income[1]	1.77	1.59	1.46	1.76	1.83

Net realized and unrealized gain (loss)	(0.18)	1.54	3.97	(3.43)	(3.28)
Total from investment operations	1.59	3.13	5.43	(1.67)	(1.45)
Dividends to shareholders:

Net investment income	(1.86)	(1.50)	(1.52)	(1.72)	(1.83)
Net asset value, end of year	$46.11	$46.38	$44.75	$40.84	$44.23

TOTAL RETURN[2]	3.59%	7.02%	13.54%	(3.77)%	(3.23)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$92,227	$104,358	$89,510	$73,511	$101,718

Ratios to average net assets[3] of:

Expenses	0.58%[4]	0.58%[4]	0.58%	0.58%[4,5]	0.59%[4,6]

Net investment income	3.86%	3.41%	3.42%	4.19%	3.91%
Portfolio turnover rate[7]	19%	21%	21%	56%	30%

WisdomTree India Earnings Fund (consolidated)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$25.88	$24.07	$19.42	$22.64	$18.93
Investment operations:

Net investment income[1]	0.28	0.24	0.23	0.26	0.22

Net realized and unrealized gain (loss)	0.45	1.79	4.70	(3.26)	3.65
Total from investment operations	0.73	2.03	4.93	(3.00)	3.87
Dividends and distributions to shareholders:

Net investment income	(0.34)	(0.22)	(0.28)	(0.22)	(0.16)

Tax return of capital	(0.01)	—	—	—	—
Total dividends and distributions to shareholders	(0.35)	(0.22)	(0.28)	(0.22)	(0.16)
Net asset value, end of year	$26.26	$25.88	$24.07	$19.42	$22.64

TOTAL RETURN[2]	2.89%	8.46%	25.56%	(13.31)%[8]	20.44%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$1,323,424	$1,671,567	$1,564,606	$1,475,616	$2,372,406

Ratios to average net assets of:

Expenses[9]	0.85%	0.84%	0.84%	0.84%	0.84%[10]

Net investment income	1.14%	0.91%	1.09%	1.28%	0.99%
Portfolio turnover rate[7]	37%	22%	30%	38%	26%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree Global High Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]

Includes a reimbursement from the sub-advisor for operating losses on a creation that took place during the period when the NAV was understated. Excluding the reimbursement, total return would have been unchanged.

[9]	Includes interest expense of 0.01%, 0.01%, 0.01%, 0.01% and 0.01% for the fiscal years ended 2019, 2018, 2017, 2016 and 2015, respectively.

[10]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	97

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Middle East Dividend Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$18.78	$17.60	$17.28	$20.25	$22.38
Investment operations:

Net investment income[1]	0.86	0.58	0.59	0.58	0.67

Net realized and unrealized gain (loss)	1.59	1.06	0.50	(2.85)	(2.06)
Total from investment operations	2.45	1.64	1.09	(2.27)	(1.39)
Dividends to shareholders:

Net investment income	(0.76)	(0.46)	(0.77)	(0.70)	(0.74)
Net asset value, end of year	$20.47	$18.78	$17.60	$17.28	$20.25

TOTAL RETURN[2]	13.41%[3]	9.49%[4]	6.60%	(11.57)%	(6.28)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$20,473	$15,024	$17,601	$20,731	$34,420

Ratios to average net assets of:

Expenses	0.88%	0.88%	0.88%	0.88%	0.89%[5]

Net investment income	4.45%	3.28%	3.44%	3.13%	2.93%
Portfolio turnover rate[6]	30%	46%	29%	25%	89%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

[3]	Includes a voluntary reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been 0.05% lower (Note 3).

[4]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.88%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

98	WisdomTree Trust

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of March 31, 2019, the Trust consisted of 76 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund’’)	June 16, 2006
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund’’)	September 19, 2012
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund’’)	September 27, 2013
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund’’)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund’’)	July 13, 2007
WisdomTree Emerging Markets Multifactor Fund (“Emerging Markets Multifactor Fund’’)	August 10, 2018
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund’’)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund’’)	October 30, 2007
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund’’)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund’’)	June 5, 2007
WisdomTree Global High Dividend Fund (“Global High Dividend Fund’’)	June 16, 2006
WisdomTree India Earnings Fund (“India Earnings Fund’’) (consolidated)	February 22, 2008
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund’’)	July 16, 2008

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius (“Mauritius”). The Portfolio was incorporated under the provisions of the Mauritius Companies Act, 2001 and holds a Global Business License Category 1 issued by the Financial Services Commission. The Portfolio is advised by WisdomTree Asset Management, Inc. (“WTAM”) and is sub-advised by Mellon Investments Corporation (“Mellon”).

Each Fund, except for the Emerging Markets Consumer Growth Fund, Emerging Markets Multifactor Fund and Emerging Markets Quality Dividend Growth Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments’’). The Emerging Markets Consumer Growth Fund and Emerging Markets Quality Dividend Growth Fund are actively managed using a model-based approach seeking income and capital appreciation. The Emerging Markets Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. WisdomTree Investments is the parent company of WTAM, the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act. The securities in each Index are weighted based on earnings or earnings yield.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

WisdomTree Trust	99

Notes to Financial Statements (continued)

Basis of Consolidation — The financial statements for the India Earnings Fund include the accounts of a wholly-owned and controlled Mauritius subsidiary (the “Subsidiary”). The Fund’s accompanying financial statements reflect the financial position and the results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in the consolidation.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

100	WisdomTree Trust

Notes to Financial Statements (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$33,553,255	$—	$—
Exchange-Traded Fund	2,056	—	—
Total	$33,555,311	$—	$—

China ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
Machinery	$2,163,535	$—	$397,087	**
Semiconductors & Semiconductor Equipment	1,172,399	—	0	**
Other*	139,829,235	—	—
Investment of Cash Collateral for Securities Loaned	—	1,057,470	—
Total	$143,165,169	$1,057,470	$397,087

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks
Indonesia	$612,929	$—	$3,178	**
Other*	33,682,444	—	—
Investment of Cash Collateral for Securities Loaned	—	307,985	—
Total	$34,295,373	$307,985	$3,178

WisdomTree Trust	101

Notes to Financial Statements (continued)

Emerging Markets ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
China	$110,136,817	$—	$165,494	**
South Korea	42,413,399	—	5,395	**
Other*	151,771,702	—	—
Investment of Cash Collateral for Securities Loaned	—	1,845,375	—
Total	$304,321,918	$1,845,375	$170,889

Emerging Markets High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,165,319,644	$—	$—
Exchange-Traded Fund	2,304,355	—	—
Investment of Cash Collateral for Securities Loaned	—	28,284,557	—
Total	$2,167,623,999	$28,284,557	$—
Unrealized Appreciation on Foreign Currency Contracts	—	8,885	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,675)	—
Total - Net	$2,167,623,999	$28,291,767	$—

Emerging Markets Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$18,790,626	$—	$—
Total	$18,790,626	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	21,603	—
Unrealized Depreciation on Foreign Currency Contracts	—	(17)	—
Total - Net	$18,790,626	$21,586	$—

Emerging Markets Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$69,135,405	$—	$—
Investment of Cash Collateral for Securities Loaned	—	202,825	—
Total	$69,135,405	$202,825	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(2)	—
Total - Net	$69,135,405	$202,823	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$340,338,087	$—	$1	**
Hong Kong	16,452,814	—	299,773	**
India	46,828,988	—	127,326	**
South Korea	110,217,048	505,393	497,644	**
Thailand	84,353,234	—	0	**
Other*	819,997,610	—	—
Investment of Cash Collateral for Securities Loaned	—	10,706,585	—
Total	$1,418,187,781	$11,211,978	$924,744

Global ex-U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$71,930,794	$—	$—
Exchange-Traded Funds	11,533	—	—
Investment of Cash Collateral for Securities Loaned	—	982,785	—
Total	$71,942,327	$982,785	$—

102	WisdomTree Trust

Notes to Financial Statements (continued)

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$113,783,941	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,046,250	—
Total	$113,783,941	$3,046,250	$—

Global High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$91,800,765	$—	$—
Exchange-Traded Funds	50,731	—	—
Investment of Cash Collateral for Securities Loaned	—	1,424,615	—
Total	$91,851,496	$1,424,615	$—
Unrealized Appreciation on Foreign Currency Contracts	—	19	—
Total - Net	$91,851,496	$1,424,634	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks
Software	$2,520,167	$—	$564,405	**
Other*	1,326,842,070	—	—
Total	$1,329,362,237	$—	$564,405

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Jordan	$—	$610,083	$—
Other*	19,546,582	—	—
Total	$19,546,582	$610,083	$—
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.

**	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks

China
China ex-State-Owned Enterprises Fund
Balance as of March 31, 2018	$1,776,923
Realized gain (loss)	(1,387,417)
Change in unrealized appreciation (depreciation)	(770)
Purchases	417,002
Sales	(1,131,304)
Transfers into Level 3	722,653
Transfers out of Level 3	—
Balance as of March 31, 2019	$397,087
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019 is:	$(185,627)

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the year or period ended March 31, 2019 and open positions in such derivatives as of March 31, 2019 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at March 31, 2019 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used

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Notes to Financial Statements (continued)

to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on page 108. At March 31, 2019, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of March 31, 2019, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

As of March 31, 2019, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Emerging Markets High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$8,885	Unrealized depreciation on foreign currency contracts	$1,675
Emerging Markets Multifactor Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	21,603	Unrealized depreciation on foreign currency contracts	17
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	2
Global High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	19	Unrealized depreciation on foreign currency contracts	—

For the fiscal year or period ended March 31, 2019, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$(18,542)	$(27)
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	(42,667)	—
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	9,681	(491)
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	(113,760)	4,366
Emerging Markets High Dividend Fund
Foreign exchange contracts	481,139	(9,426)
Emerging Markets Multifactor Fund[3]
Foreign exchange contracts	(292,785)	21,586
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	(29,051)	(2)
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	(262,715)	(763)
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	(15,809)	—
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	36,996	(15)
Global High Dividend Fund
Foreign exchange contracts	2,160	19
India Earnings Fund (consolidated)
Foreign exchange contracts	1,067,496	—

104	WisdomTree Trust

Notes to Financial Statements (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Middle East Dividend Fund
Foreign exchange contracts	$(8,264)	$1
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

[3]	For the period August 10, 2018 (commencement of operations) through March 31, 2019.

During the fiscal year or period ended March 31, 2019, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$—	$54,187
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	421,763	588,400
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	40,465	76,017
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	731,452	250,809
Emerging Markets High Dividend Fund
Foreign exchange contracts	1,382,755	1,487,170
Emerging Markets Multifactor Fund[1]
Foreign exchange contracts	3,518,047	6,393,408
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	15,065	82,107
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	508,666	1,479,833
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	—	17,269
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	12,273	37,112
Global High Dividend Fund
Foreign exchange contracts	20,706	16,889
India Earnings Fund (consolidated)
Foreign exchange contracts	6,685,689	7,070,489
Middle East Dividend Fund
Foreign exchange contracts	789	8,099
[1]	For the period August 10, 2018 (commencement of operations) through March 31, 2019.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using

WisdomTree Trust	105

Notes to Financial Statements (continued)

exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or increase (decrease) in unrealized appreciation (depreciation) from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Funds utilized forward foreign currency contracts (‘‘Forward Contracts’’) primarily to facilitate foreign security settlements. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

106	WisdomTree Trust

Notes to Financial Statements (continued)

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation (depreciation) from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as total return swap contracts and Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in

WisdomTree Trust	107

Notes to Financial Statements (continued)

excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2019, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Asia Pacific ex-Japan Fund
Securities Lending	$82,124	$—	$(82,124)[1]	$—	$—	$—	$—	$—
China ex-State-Owned Enterprises Fund
Securities Lending	6,079,058	—	(6,079,058)[1]	—	—	—	—	—
Emerging Markets Consumer Growth Fund
Securities Lending	655,926	—	(655,926)[1]	—	—	—	—	—
Emerging Markets ex-State-Owned Enterprises Fund
Securities Lending	4,002,585	—	(4,002,585)[1]	—	—	—	—	—
Emerging Markets High Dividend Fund
Securities Lending	115,479,838	—	(115,479,838)[1]	—	—	—	—	—
Foreign Currency Contracts	8,885	—	—	8,885	1,675	—	—	1,675
Emerging Markets Multifactor Fund
Foreign Currency Contracts	21,603	(17)	—	21,586	17	(17)	—	—
Emerging Markets Quality Dividend Growth Fund
Securities Lending	439,964	—	(439,964)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	2	—	—	2
Emerging Markets SmallCap Dividend Fund
Securities Lending	102,226,525	—	(102,226,525)[1]	—	—	—	—	—
Global ex-U.S. Quality Dividend Growth Fund
Securities Lending	3,869,120	—	(3,869,120)[1]	—	—	—	—	—
Global ex-U.S. Real Estate Fund
Securities Lending	4,479,976	—	(4,479,976)[1]	—	—	—	—	—
Global High Dividend Fund
Securities Lending	1,651,491	—	(1,651,491)[1]	—	—	—	—	—
Foreign Currency Contracts	19	—	—	19	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded

108	WisdomTree Trust

Notes to Financial Statements (continued)

RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The India Earnings Fund has filed an election to treat the Portfolio as a ‘‘pass-through’’ entity for tax purposes.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver	Advisory Fee Waiver Expiration Date
Asia Pacific ex-Japan Fund	0.48%	—	—
China ex-State-Owned Enterprises Fund	0.63%	(0.31)%	July 31, 2019
Emerging Markets Consumer Growth Fund	0.63%	(0.31)%	July 31, 2019
Emerging Markets ex-State-Owned Enterprises Fund	0.58%	(0.26)%	July 31, 2019
Emerging Markets High Dividend Fund	0.63%	—	—
Emerging Markets Multifactor Fund	0.48%	—
Emerging Markets Quality Dividend Growth Fund	0.63%	(0.31)%	July 31, 2019
Emerging Markets SmallCap Dividend Fund	0.63%	—	—
Global ex-U.S. Quality Dividend Growth Fund	0.58%	—	—
Global ex-U.S. Real Estate Fund	0.58%	—	—
Global High Dividend Fund	0.58%	—	—
India Earnings Fund (consolidated)	0.83%	—	—
Middle East Dividend Fund	0.88%	—	—

During the fiscal year ended March 31, 2019, the Emerging Markets ex-State-Owned Enterprises Fund and the Middle East Dividend Fund each received a voluntary reimbursement of $288 and $17,117, respectively, from Mellon for investment losses resulting from an operational error. The dollar amount of the reimbursement is shown in the Statements of Operations in “Net realized gain from payment by sub-advisor”.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations in “Expense waivers”.

WisdomTree Trust	109

Notes to Financial Statements (continued)

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the fiscal year or period ended March 31, 2019 are as follows:

Fund	Value at 3/31/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2019	Dividend Income
Asia Pacific ex-Japan Fund
Global ex-U.S. Real Estate Fund	$111,132	$1,144,115	$1,212,795	$(39,357)	$(1,039)	$2,056	$17,111
Emerging Markets High Dividend Fund
Global High Dividend Fund	$2,617,313	$9,823,739	$9,919,325	$(270,428)	$53,056	$2,304,355	$100,059
India Earnings Fund	33,538,657	—	32,447,740	(1,381,893)	290,976	—	100,345
Total	$36,155,970	$9,823,739	$42,367,065	$(1,652,321)	$344,032	$2,304,355	$200,404
Emerging Markets Multifactor Fund[1]
India Earnings Fund	$—	$45,309	$41,106	$(4,203)	$—	$—	$185
Emerging Markets SmallCap Dividend Fund
Emerging Markets High Dividend Fund	$134,566	$25,629,027	$25,019,209	$(741,359)	$(3,025)	$—	$334,183
Global ex-U.S. Quality Dividend Growth Fund
Emerging Markets High Dividend Fund	$11,429	$562,495	$552,950	$(16,228)	$(99)	$4,647	$6,221
International Equity Fund	17,116	849,646	826,315	(33,785)	224	6,886	11,449
Total	$28,545	$1,412,141	$1,379,265	$(50,013)	$125	$11,533	$17,670
Global High Dividend Fund
International High Dividend Fund	$—	$1,456,817	$1,390,767	$(28,813)	$739	$37,976	$9,186
U.S. High Dividend Fund	—	481,535	458,950	(10,171)	341	12,755	1,942
Total	$—	$1,938,352	$1,849,717	$(38,984)	$1,080	$50,731	$11,128
[1]	For the period August 10, 2018 (commencement of operations) through March 31, 2019.

Related Party Transactions — WTAM or its affiliates may from time to time own shares of a Fund. As of March 31, 2019, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends and distributions paid to WTAM on Fund Shares held by WTAM
Emerging Markets ex-State-Owned Enterprises Fund	843	$24,304	$375
Emerging Markets High Dividend Fund	10	438	31
Emerging Markets Multifactor Fund	594	14,119	88
Emerging Markets SmallCap Dividend Fund	340	16,017	594
India Earnings Fund (consolidated)	137	3,607	24

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2019, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. The India Earnings Fund and Middle East Dividend Fund issue and redeem shares on a cash basis only as certain securities markets in which these Funds invest do not permit in-kind transfers of securities. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year or period ended March 31, 2019 are shown in the following table. Realized gains and losses

110	WisdomTree Trust

Notes to Financial Statements (continued)

on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Asia Pacific ex-Japan Fund	$8,031,602	$11,445,589	$—	$6,749,122
China ex-State-Owned Enterprises Fund	58,397,776	68,525,810	23,290,105	58,565,458
Emerging Markets Consumer Growth Fund	32,677,441	35,503,154	3,871,698	7,931,577
Emerging Markets ex-State-Owned Enterprises Fund	146,449,529	42,576,201	117,199,909	6,776,191
Emerging Markets High Dividend Fund	926,310,342	895,648,782	126,099,152	104,243,543
Emerging Markets Multifactor Fund[1]	23,602,906	14,811,415	9,600,727	—
Emerging Markets Quality Dividend Growth Fund	64,712,617	59,995,417	8,714,714	11,410,363
Emerging Markets SmallCap Dividend Fund	576,717,997	631,414,817	25,823,112	76,441,851
Global ex-U.S. Quality Dividend Growth Fund	41,604,867	40,996,563	15,089,018	9,820,069
Global ex-U.S. Real Estate Fund	17,975,008	17,640,038	14,702,624	9,142,803
Global High Dividend Fund	18,883,240	19,324,553	—	10,687,415
India Earnings Fund (consolidated)	552,242,812	909,762,389	—	—
Middle East Dividend Fund	9,027,961	5,266,141	—	—
[1]	For the period August 10, 2018 (commencement of operations) through March 31, 2019.

6. FEDERAL INCOME TAXES

At March 31, 2019, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Asia Pacific ex-Japan Fund	$30,345,390	$5,106,063	$(1,896,142)	$3,209,921	$—	$—	$—	$3,209,921
China ex-State-Owned Enterprises Fund	145,185,164	12,147,120	(12,712,558)	(565,438)	—	—	—	(565,438)
Emerging Markets Consumer Growth Fund	31,194,706	4,365,253	(953,423)	3,411,830	—	—	—	3,411,830
Emerging Markets ex-State-Owned Enterprises Fund	302,440,041	15,316,441	(11,418,300)	3,898,141	—	—	—	3,898,141
Emerging Markets High Dividend Fund	2,099,088,769	242,430,534	(145,610,747)	96,819,787	8,885	(1,628)	7,257	96,827,044
Emerging Markets Multifactor Fund	18,118,748	894,013	(222,135)	671,878	6	(17)	(11)	671,867
Emerging Markets Quality Dividend Growth Fund	60,660,662	10,799,128	(2,121,560)	8,677,568	—	(2)	(2)	8,677,566
Emerging Markets SmallCap Dividend Fund	1,346,545,114	197,108,323	(113,328,934)	83,779,389	—	—	—	83,779,389
Global ex-U.S. Quality Dividend Growth Fund	68,635,473	7,848,926	(3,559,287)	4,289,639	—	—	—	4,289,639
Global ex-U.S. Real Estate Fund	113,790,005	10,003,394	(6,963,208)	3,040,186	—	—	—	3,040,186
Global High Dividend Fund	89,614,750	10,677,492	(7,016,131)	3,661,361	19	—	19	3,661,380

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Notes to Financial Statements (continued)

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
India Earnings Fund (consolidated)	$957,616,915	$421,661,600	$(49,351,873)	$372,309,727	$—	$—	$—	$372,309,727
Middle East Dividend Fund	17,300,774	3,672,290	(816,399)	2,855,891	—	—	—	2,855,891
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain or loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(deprecation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

At March 31, 2019, the components of accumulated earnings/(loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Depreciation	Total Accumulated Earnings/ (Losses)
Asia Pacific ex-Japan Fund	$12,006	$(9,731,351)	$3,209,921	$(14,611)	$(6,524,035)
China ex-State-Owned Enterprises Fund	—	(23,573,364)	(565,438)	(56)	(24,138,858)
Emerging Markets Consumer Growth Fund	15,671	(11,384,695)	3,411,830	(4,116)	(7,961,310)
Emerging Markets ex-State-Owned Enterprises Fund	124,917	(7,191,338)	3,898,141	(29,948)	(3,198,228)
Emerging Markets High Dividend Fund	4,629,179	(1,302,935,847)	96,827,044	(106,713)	(1,201,586,337)
Emerging Markets Multifactor Fund	16,595	(525,526)	671,867	(16,271)	146,665
Emerging Markets Quality Dividend Growth Fund	16,450	(17,071,286)	8,677,566	(104,668)	(8,481,938)
Emerging Markets SmallCap Dividend Fund	4,737,604	(388,595,820)	83,779,389	(61,528)	(300,140,355)
Global ex-U.S. Quality Dividend Growth Fund	158,965	(15,475,760)	4,289,639	(56,372)	(11,083,528)
Global ex-U.S. Real Estate Fund	3,978,995	(10,892,834)	3,040,186	(3,571)	(3,877,224)
Global High Dividend Fund	101,770	(8,121,509)	3,661,380	(4,917)	(4,363,276)
India Earnings Fund (consolidated)	—	(188,764,575)	372,309,727	(8,368,845)	175,176,307
Middle East Dividend Fund	310,853	(4,536,974)	2,855,891	(66)	(1,370,296)

The tax character of distributions paid during the fiscal years or periods ended March 31, 2019 and March 31, 2018, was as follows:

	Year Ended March 31, 2019			Year Ended March 31, 2018

Fund	Distributions Paid from Ordinary Income*		Distributions Paid from Return of Capital	Distributions Paid from Ordinary Income*
Asia Pacific ex-Japan Fund	$1,626,373		$—	$1,460,015
China ex-State-Owned Enterprises Fund	2,142,539		19,493	175,236
Emerging Markets Consumer Growth Fund	1,229,361		—	608,721
Emerging Markets ex-State-Owned Enterprises Fund	2,582,368		—	125,650
Emerging Markets High Dividend Fund	87,028,025		—	74,635,924
Emerging Markets Multifactor Fund	111,589	[1]	—	—
Emerging Markets Quality Dividend Growth Fund	2,036,219		—	1,254,486
Emerging Markets SmallCap Dividend Fund	58,272,794		—	39,444,335
Global ex-U.S. Quality Dividend Growth Fund	1,532,940		—	1,055,807
Global ex-U.S. Real Estate Fund	4,157,515		—	6,147,290
Global High Dividend Fund	3,977,862		—	3,155,342
India Earnings Fund (consolidated)	18,968,260		609,812	14,626,040
Middle East Dividend Fund	738,425		—	417,266
*Includes	short-term capital gains if any.

[1]	For the period August 10, 2018 (commencement of operations) through March 31, 2019.

112	WisdomTree Trust

Notes to Financial Statements (continued)

At March 31, 2019, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the below table. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Capital Loss Available Total
Asia Pacific ex-Japan Fund	$3,219,685	$6,511,666	$9,731,351
China ex-State-Owned Enterprises Fund	19,069,102	4,474,202	23,543,304
Emerging Markets Consumer Growth Fund	4,511,523	6,873,172	11,384,695
Emerging Markets ex-State-Owned Enterprises Fund	6,155,717	1,035,621	7,191,338
Emerging Markets High Dividend Fund	484,217,233	818,718,614	1,302,935,847
Emerging Markets Multifactor Fund	387,223	138,303	525,526
Emerging Markets Quality Dividend Growth Fund	9,274,805	7,796,481	17,071,286
Emerging Markets SmallCap Dividend Fund	263,674,320	124,921,500	388,595,820
Global ex-U.S. Quality Dividend Growth Fund	13,339,763	2,135,997	15,475,760
Global ex-U.S. Real Estate Fund	3,699,298	7,193,536	10,892,834
Global High Dividend Fund	4,663,371	3,458,138	8,121,509
India Earnings Fund (consolidated)	184,991,188	3,773,387	188,764,575
Middle East Dividend Fund	1,987,043	2,549,931	4,536,974

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year or period ended March 31, 2019, the following Funds incurred and will elect to defer late year ordinary losses as follows:

Fund	Late Year Ordinary Loss
Asia Pacific ex-Japan Fund	$—
China ex-State-Owned Enterprises Fund	30,060
Emerging Markets Consumer Growth Fund	—
Emerging Markets ex-State-Owned Enterprises Fund	—
Emerging Markets High Dividend Fund	—
Emerging Markets Multifactor Fund	—
Emerging Markets Quality Dividend Growth Fund	—
Emerging Markets SmallCap Dividend Fund	—
Global ex-U.S. Quality Dividend Growth Fund	—
Global ex-U.S. Real Estate Fund	—
Global High Dividend Fund	—
India Earnings Fund (consolidated)	—
Middle East Dividend Fund	—

During the fiscal year or period ended March 31, 2019, the amount of expired capital loss carryforwards and the amount of capital loss carryforwards used to offset realized gains and the amount of capital loss carryforwards that expired unused are shown in the following table:

Fund	Expired Capital Loss Carryforward	Utilized Capital Loss Carryforward
Asia Pacific ex-Japan Fund	$2,148,087	$—
China ex-State-Owned Enterprises Fund	—	—
Emerging Markets Consumer Growth Fund	—	—
Emerging Markets ex-State-Owned Enterprises Fund	—	—
Emerging Markets High Dividend Fund	561,494	—
Emerging Markets Multifactor Fund[1]	—	—
Emerging Markets Quality Dividend Growth Fund	—	—
Emerging Markets SmallCap Dividend Fund	4,882,951	—

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Notes to Financial Statements (continued)

Fund	Expired Capital Loss Carryforward	Utilized Capital Loss Carryforward
Global ex-U.S. Quality Dividend Growth Fund	$—	$—
Global ex-U.S. Real Estate Fund	10,538,886	—
Global High Dividend Fund	807,956	—
India Earnings Fund (consolidated)	6,294,051	38,708,025
Middle East Dividend Fund	763,315	—
[1]	For the period August 10, 2018 (commencement of operations) through March 31, 2019.

At March 31, 2019, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Asia Pacific ex-Japan Fund	$1,362,746	$(1,362,746)
China ex-State-Owned Enterprises Fund	(7,716,920)	7,716,920
Emerging Markets Consumer Growth Fund	(155,319)	155,319
Emerging Markets ex-State-Owned Enterprises Fund	(379,691)	379,691
Emerging Markets High Dividend Fund	(14,042,513)	14,042,513
Emerging Markets Multifactor Fund	—	—
Emerging Markets Quality Dividend Growth Fund	(2,391,073)	2,391,073
Emerging Markets SmallCap Dividend Fund	(1,765,702)	1,765,702
Global ex-U.S. Quality Dividend Growth Fund	(1,611,445)	1,611,445
Global ex-U.S. Real Estate Fund	9,595,901	(9,595,901)
Global High Dividend Fund	(601,916)	601,916
India Earnings Fund (consolidated)	6,294,050	(6,294,050)
Middle East Dividend Fund	763,316	(763,316)

The differences are primarily due to redemptions-in-kind, foreign currency transactions, investments in passive foreign investment companies, investments in partnerships, and expiration of capital loss carryforwards.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year or period ended March 31, 2019, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2019, remains subject to examination by taxing authorities.

7. MAURITIUS AND INDIA TAXATION

The Portfolio holds a tax residency certificate issued by the Mauritian Revenue authorities, other tax residency related documentation prescribed by the Indian Revenue authorities and should be regarded as the beneficial owner of the investments made in Indian securities, which should entitle it to claim the benefits of the double taxation avoidance agreement entered between the Government of India and Mauritius (“tax treaty”). Since the India Earnings Fund makes its investments through the Portfolio, a wholly owned subsidiary organized in the Republic of Mauritius, this structure should permit the India Earnings Fund to indirectly benefit from any tax treaty benefits claimed by the Portfolio. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the tax treaty’s applicability to entities such as the Portfolio. The eligibility for tax treaty benefits does however continue to be a highly litigated matter in India.

The taxable profits derived from the worldwide income of the wholly owned subsidiary of the India Earnings Fund, i.e. the Portfolio, is subject to income tax at the rate of 15% in the Republic of Mauritius. As with all Mauritian tax residents, the Portfolio is entitled to a foreign tax credit (“FTC”) on its foreign sourced income. The FTC is based on the lower of the Mauritian tax or the foreign taxes incurred. Where documentary evidence is not available to substantiate the foreign taxes suffered, the FTC can be presumed to be 80% of the Mauritius tax on its foreign source income. The presumed FTC effectively reduces the Mauritian income tax rate on the foreign sourced income of the Portfolio to a maximum of 3%. Interest income on call and deposit accounts with Mauritian banks is exempt from tax, and there is no tax on capital gains in Mauritius. Prior to August 8, 2012, the Mauritius income tax was paid by the Portfolio, and thereafter, the Mauritius income tax was paid by WTAM. Effective July 1, 2021, the Portfolio will not be allowed to

114	WisdomTree Trust

Notes to Financial Statements (concluded)

compute its foreign tax according to a presumed amount of 80% of the Mauritian tax of the relevant foreign sourced income. Furthermore, transactions with the Portfolio will not necessarily be considered to be foreign sourced income. However, the Portfolio may apply for a partial exemption on its foreign dividend income, interest income and profits from foreign permanent establishments. The partial exemption would be computed at 80% of the relevant foreign sourced income.

On May 10, 2016, the Government of India and Mauritius announced the signing of a protocol amending the provisions of the tax treaty (“2016 Protocol”). The 2016 Protocol has become effective on April 1, 2017 in respect of income and gains received from India. The 2016 Protocol, inter alia, provides for capital gains arising on disposal of shares of an Indian company acquired by a company resident in Mauritius on or after April 1, 2017 to be taxed in India. However, investments in shares acquired up to March 31, 2017 are grandfathered, thus exempted from capital gains tax in India irrespective of the date of disposal. In addition, shares acquired from April 1, 2017 and disposed of by March 31, 2019 are taxable at a concessionary rate equivalent to 50% of the domestic tax rate prevailing in India provided the Mauritius company meets the prescribed limitation of benefits (“LOB”) clause. As such, the LOB Article denies the concessional 50% Indian capital gains tax rate benefit in respect of capital gains arising between April 1, 2017 and March 31, 2019, where the detailed LOB conditions prescribed under the tax treaty are not fulfilled.

Any shares acquired by the Portfolio after April 1, 2017 and transferred on or after April 1, 2019 are subject to the full rate of capital gains tax in India. The 2016 Protocol only amends the capital gains article in relation to the taxation of shares. As such, all other “securities” besides shares are subject to similar taxation principles, as they apply currently to the Portfolio.

This amendment will reduce the return to the India Earnings Fund on its investments made on or after April 1, 2017 and the return received by India Earnings Fund shareholders. The Indian tax rates applicable on disposal of securities by the Portfolio would depend on the nature of securities, the holding period and the manner of disposal.

In March 2012, the Indian Finance Minister introduced a new chapter to the Indian Income Tax Act, 1961 (“IT Act”), which included certain General Anti-Avoidance Rules (“GAAR”). GAAR is applicable to financial years beginning on or after April 1, 2017. All investments made into India before April 1, 2017 are grandfathered and are exempt from the applicability of GAAR, irrespective of the date of exit of the investments. With effect from April 1, 2017, the investments made by the Portfolio would be subject to GAAR if any tax benefit is claimed by the Portfolio.

Reference to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

8. DEMAND NOTE

During the year ended March 31, 2019, the India Earnings Fund had a demand note agreement with Bank of America, N.A. which allowed the Fund to borrow up to $400,000,000 and had a final maturity date of October 9, 2018. During the year ended March 31, 2019, the Fund utilized the demand note and borrowed for a period of 6 days with an average outstanding note balance of $263,885,625 and a weighted average interest rate of 4.28% per annum. Interest expense related to the loan for the year ended March 31, 2019 was $185,659. At March 31, 2019, the Fund did not have any amounts outstanding under the demand note agreement.

9. RECENT ACCOUNTING PRONOUNCEMENTS

On August 17, 2018, the SEC voted to adopt “Disclosure Update and Simplification” amendments to certain of its disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other SEC disclosure requirements, GAAP, or changes in the information environment. The SEC will also be referring certain SEC disclosure requirements that overlap with, but require information incremental to, GAAP to the FASB for potential incorporation into GAAP. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. These amendments became effective on November 5, 2018 (30 days after their publication in the Federal Register). WTAM has evaluated these amendments and determined that there is no significant impact on the Trust’s financial statements. All applicable amendments have been incorporated into the Trust’s financial statements and related disclosures. The specific amendments incorporated into the Trust’s financial statements pertain to (i) the amendment requiring the presentation of the distributable earnings in total on the Statements of Assets and Liabilities, rather than showing the 3 components of distributable earnings (i.e., (1) undistributed (distributions in excess of) net investment income, (2) accumulated net realized gain (loss) on investments and (3) net unrealized appreciation (depreciation) on investments, and (ii) the amendment requiring the presentation of distributions to shareholders in total on the Statements of Changes in Net Assets, except for tax return of capital distributions, which shall continue to be disclosed separately.

On August 28, 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 includes removals, additions and modifications to the disclosure requirements for fair value measurements that are intended to improve the effectiveness of disclosures in the notes to financial statements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this ASU and delay adoption of the additional disclosures until their effective date. WTAM has evaluated ASU 2018-13 and has adopted the disclosure framework for the Trust’s financial statements.

WisdomTree Trust	115

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree Asia Pacific ex-Japan Fund, WisdomTree China ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets High Dividend Fund, WisdomTree Emerging Markets Multifactor Fund, WisdomTree Emerging Markets Quality Dividend Growth Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Global ex-U.S. Quality Dividend Growth Fund, WisdomTree Global ex-U.S. Real Estate Fund, WisdomTree Global High Dividend Fund, WisdomTree India Earnings Fund (consolidated) and WisdomTree Middle East Dividend Fund and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree Asia Pacific ex-Japan Fund, WisdomTree China ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets Consumer Growth Fund, WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets High Dividend Fund, WisdomTree Emerging Markets Multifactor Fund, WisdomTree Emerging Markets Quality Dividend Growth Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Global ex-U.S. Quality Dividend Growth Fund, WisdomTree Global ex-U.S. Real Estate Fund, WisdomTree Global High Dividend Fund, WisdomTree India Earnings Fund (consolidated) and WisdomTree Middle East Dividend Fund (collectively referred to as the “Funds”), (thirteen of the funds constituting WisdomTree Trust (the “Trust”)) including the schedules of investments, as of March 31, 2019, and the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (thirteen of the funds constituting WisdomTree Trust) at March 31, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights

WisdomTree Asia Pacific ex-Japan Fund

WisdomTree China ex-State-Owned Enterprises Fund

WisdomTree Emerging Markets Consumer Growth Fund

WisdomTree Emerging Markets High Dividend Fund

WisdomTree Emerging Markets Quality Dividend Growth Fund

WisdomTree Emerging Markets SmallCap Dividend Fund

WisdomTree Global ex-U.S. Quality Dividend Growth Fund

WisdomTree Global ex-U.S. Real Estate Fund

WisdomTree Global High Dividend Fund

WisdomTree India Earnings Fund (consolidated)

WisdomTree Middle East Dividend Fund

	For the year ended March 31, 2019	For each of the two years in the period ended March 31, 2019	For each of the five years in the period ended March 31, 2019
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the year ended March 31, 2019	For each of the two years in the period ended March 31, 2019	For each of the four years in the period ended March 31, 2019 and the period from December 10, 2014 (commencement of operations) through March 31, 2015
WisdomTree Emerging Markets Multifactor Fund	For the period from August 10, 2018 (commencement of operations) through March 31, 2019

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities

116	WisdomTree Trust

Report of Independent Registered Public Accounting Firm (concluded)

owned as of March 31, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, NY

May 23, 2019

WisdomTree Trust	117

Trustees and Officers Information (unaudited)

The Board of Trustees is responsible for overseeing the management and affairs of the Funds and the Trust. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 245 Park Avenue, 35th Floor, New York, NY 10167.

Independent Trustees

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer*	Other Directorships Held by Trustee During the Past 5 Years
David G. Chrencik^ (1948)	Trustee, 2014- present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	76	Trustee, Vericimetry Funds (2011 to 2014).

Joel Goldberg#† (1945)	Trustee, 2012- present	Attorney, Partner, Stroock & Stroock & Lavan LLP from 2010 to 2018; Attorney, Partner at Willkie Farr & Gallagher LLP from 2006 to 2010.	76	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid-Hudson Region).

Toni Massaro† (1955)	Trustee, 2006- present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	76	None

Melinda A. Raso Kirstein‡ (1955)	Trustee, 2014- present	Retired since 2004, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	76	Associate Alumnae of Douglass College, Chair of Investment Committee.

Victor Ugolyn (1947)	Trustee, 2006- present; Chairman of the Board of Trustees, 2006-present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	76	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame (2001-2016).

*	As of March 31, 2019.

^	Chair of the Audit Committee.

#	Co-Chair of the Contracts Review Committee.

†	Chair of the Governance, Nominating and Compliance Committee.

‡	Chair of the Investment Committee.

118	WisdomTree Trust

Trustees and Officers Information (unaudited) (concluded)

Interested Trustee and Officers

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer*	Other Directorships Held by Trustee During the Past 5 Years
Jonathan Steinberg** (1964)	Trustee, 2005- present; President, 2005-present	President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. since 2012; Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. since 2005.	76	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.

David Castano** (1971)	Treasurer, 2013- present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2011.	76	None

Terry Jane Feld** (1960)	Chief Compliance Officer, 2012- present	Chief Compliance Officer, WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011.	76	None

Ryan Louvar** (1972)	Secretary and Chief Legal Officer, 2013- present	General Counsel, WisdomTree Asset Management, Inc. since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	76	None

Joanne Antico** (1975)	Assistant Secretary, 2018- present	Assistant General Counsel, WisdomTree Asset Management, Inc. since 2016; Executive Director and Assistant Secretary, Morgan Stanley Investment Management Inc., 2005 to 2016.	76	None

Clint Martin** (1977)	Assistant Treasurer, 2015-present	Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2012.	76	None

*	As of March 31, 2019.

**	Elected by and serves at the pleasure of the Board.

WisdomTree Trust	119

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year or period ended March 31, 2019, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2020.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year or period ended March 31, 2019, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Asia Pacific ex-Japan Fund	$1,190,685
China ex-State-Owned Enterprises Fund	1,339,459
Emerging Markets Consumer Growth Fund	673,763
Emerging Markets ex-State-Owned Enterprises Fund	2,123,778
Emerging Markets High Dividend Fund	63,438,544
Emerging Markets Multifactor Fund[1]	110,468
Emerging Markets Quality Dividend Growth Fund	1,716,487
Emerging Markets SmallCap Dividend Fund	28,197,323
Global ex-U.S. Quality Dividend Growth Fund	1,346,730
Global ex-U.S. Real Estate Fund	1,067,223
Global High Dividend Fund	3,515,159
India Earnings Fund (consolidated)	19,578,072
Middle East Dividend Fund	61,776
[1]	For the period August 10, 2018 (commencement of operations) through March 31, 2019.

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year or period ended March 31, 2019. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Asia Pacific ex-Japan Fund	$1,896,877	$132,232
China ex-State-Owned Enterprises Fund	2,498,254	127,641
Emerging Markets Consumer Growth Fund	1,226,042	120,765
Emerging Markets ex-State-Owned Enterprises Fund	3,598,822	476,687
Emerging Markets High Dividend Fund	96,836,882	10,874,277
Emerging Markets Multifactor Fund[1]	190,086	21,968
Emerging Markets Quality Dividend Growth Fund	2,628,991	415,486
Emerging Markets SmallCap Dividend Fund	59,167,690	6,881,719
Global ex-U.S. Quality Dividend Growth Fund	1,712,617	162,547
Global ex-U.S. Real Estate Fund	4,333,161	263,554
Global High Dividend Fund	—	—
India Earnings Fund (consolidated)	—	—
Middle East Dividend Fund	959,711	15,836
[1]	For the period August 10, 2018 (commencement of operations) through March 31, 2019.

120	WisdomTree Trust

Supplemental Information (unaudited) (concluded)

The following represents the percentage of dividends paid during the fiscal year or period ended March 31, 2019, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Asia Pacific ex-Japan Fund	—
China ex-State-Owned Enterprises Fund	1.42%
Emerging Markets Consumer Growth Fund	—
Emerging Markets ex-State-Owned Enterprises Fund	0.30%
Emerging Markets High Dividend Fund	0.03%
Emerging Markets Multifactor Fund[1]	—
Emerging Markets Quality Dividend Growth Fund	—
Emerging Markets SmallCap Dividend Fund	—
Global ex-U.S. Quality Dividend Growth Fund	—
Global ex-U.S. Real Estate Fund	—
Global High Dividend Fund	50.51%
India Earnings Fund (consolidated)	—
Middle East Dividend Fund	—
[1]	For the period August 10, 2018 (commencement of operations) through March 31, 2019.

WisdomTree Trust	121

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds will cease filing Form N-Q and will commence filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters will contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

122	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-2275

WisdomTree Trust

Annual Report

March 31, 2019

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

WisdomTree U.S. High Dividend Fund (DHS)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

WisdomTree U.S. LargeCap Fund (EPS)

(formerly, WisdomTree U.S. Earnings 500 Fund)

WisdomTree U.S. MidCap Dividend Fund (DON)

WisdomTree U.S. MidCap Fund (EZM)

(formerly, WisdomTree U.S. MidCap Earnings Fund)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

WisdomTree U.S. SmallCap Dividend Fund (DES)

WisdomTree U.S. SmallCap Fund (EES)

(formerly, WisdomTree U.S. SmallCap Earnings Fund)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. Total Dividend Fund (DTD)

WisdomTree U.S. Total Market Fund (EXT)

(formerly, WisdomTree U.S. Total Earnings Fund)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the WisdomTree Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, annual and semi-annual shareholder reports will be available on the WisdomTree Funds’ website (www.wisdomtree.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker dealer or bank).

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Market Environment Overview

(unaudited)

The U.S. equity market, as measured by the S&P 500® Index, returned +9.50% for the 12-month fiscal period that ended March 31, 2019 (the “period”).

U.S. equities experienced positive returns through September 2018, driven by robust corporate profits and economic growth, the benefit of U.S. corporate tax reform, gradual monetary policy normalization, as well as positive consumer and business survey data.

The positive trend in U.S. equities reversed in the fourth quarter of 2018 with the S&P 500® Index experiencing a market correction of -13.52% in the fourth quarter of 2018, resulting in the first calendar year loss for the index since the 2008 financial crisis. Key drivers of negative returns and heightened volatility in the fourth quarter of 2018 were concerns about the sustainability of U.S. corporate earnings growth, U.S. credit quality, as well as fears of slowing global trade and economic growth.

Through the last nine months of 2018, the U.S. Federal Reserve (the “Fed”) raised the benchmark rate three times, equating to a cumulative increase of 0.75%. Meanwhile, the Consumer Price Index decreased from its 2018 peak and U.S. inflation expectations, as measured by the difference between the nominal and real 10-year U.S. Treasury yields, fell below the +2.0% threshold, a signal from the market that additional Fed rate hikes in late 2018 and beyond may not be warranted.

In the first quarter of 2019, the U.S. equity market, as measured by the S&P 500® Index, rebounded sharply to return +13.65%. Indicators of economic growth signaled a mix of moderating growth and continued strength. Purchasing Managers’ Index survey data decreased, although the level remained consistent with the average it had been across periods of economic expansion. Meanwhile, payroll wage, and unemployment data exceeded expectations. The delayed release of fourth-quarter and full-year 2018 gross domestic product (“GDP”) fueled positive equity market returns - 2018 real GDP growth of +2.9% was stronger than anticipated and marked a rate of expansion that had only been reached two other times since 2005. The Fed also paused its multi-year rate hike program for the time being and stressed that further rate actions would be data dependent. Easing monetary policy and more constructive U.S.-China trade negotiations drove positive sentiment in U.S. equity markets.

Over the period, the increase in U.S. short-term interest rates exceeded the decrease in long-term rates (an anomaly that is generally seen as a recession indicator if it persists for a protracted period of time), resulting in inversion at the short-end of the U.S. Treasury yield curve and in flattening at long-end. The Fed funds rate increased 0.75% to 2.50% while the 2-Year U.S. Treasury Note yield was unchanged at 2.27% and the 10-Year U.S. Treasury Note yield fell 0.33% to 2.41%. The closely monitored spread between the 2- and 10-year U.S. Treasury yields decreased from 0.47% to 0.14% over the period. The rise in short-term rates was driven by tightening monetary policy through the final nine months of 2018, while the drop in long-term rates reflected the outlook for slowing global economic growth as well as the Fed’s dovish shift in monetary policy in early 2019.

WisdomTree Trust	1

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 to March 31, 2019. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

Sector Breakdown†

Sector	% of Net Assets
Energy	14.6%
Consumer Discretionary	12.7%
Utilities	12.3%
Consumer Staples	11.8%
Information Technology	11.5%
Industrials	10.3%
Communication Services	9.1%
Materials	8.7%
Health Care	8.1%
Investment Company	0.7%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
General Electric Co.	2.5%
CenturyLink, Inc.	2.3%
Targa Resources Corp.	2.2%
AT&T, Inc.	1.9%
Williams Cos., Inc. (The)	1.8%
Ford Motor Co.	1.8%
L Brands, Inc.	1.8%
ONEOK, Inc.	1.8%
General Mills, Inc.	1.8%
Altria Group, Inc.	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Dividend ex-Financials Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend ex-Financials Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in high dividend yielding companies in the U.S. equity market excluding the financial sector. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 4.99% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Energy, combined with the exclusion of Financials, contributed most positively to performance, while its position in Consumer Discretionary contributed least positively to performance. Despite the Federal Reserve (the “Fed”) raising the federal funds target rate three times throughout the fiscal year, the Fund was able to maintain positive performance in a rising rate environment, which is traditionally a headwind for dividend-oriented strategies. The Fund’s overweight position to mid-cap equities provided much of the observed underperformance during the fourth quarter of 2018, where a broad market correction catalyzed by trade war apprehension with China and fears of a Fed policy misstep sent markets sharply downward. Over the entire fiscal year, the individual positions in large- and mid-cap equities proved to do the most harm, as stock selection was the biggest detractor.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$963.10	0.38%	$1.86
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	4.99%	7.92%	7.57%	16.37%
Fund Market Price Returns	4.96%	7.93%	7.57%	16.35%
WisdomTree Dividend Top 100/U.S. Dividend ex-Financials Spliced Index[1]	5.36%	8.35%	7.98%	16.86%
Dow Jones U.S. Select Dividend IndexSM	7.20%	10.30%	9.98%	16.46%
[1]	WisdomTree Dividend Top 100 Index through May 7, 2009; WisdomTree U.S. Dividend ex-Financials Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

Sector Breakdown†

Sector	% of Net Assets
Consumer Staples	15.8%
Real Estate	14.5%
Energy	14.1%
Communication Services	9.9%
Financials	9.4%
Utilities	9.3%
Health Care	7.2%
Information Technology	6.8%
Industrials	5.6%
Consumer Discretionary	5.4%
Materials	1.1%
Investment Company	0.7%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Exxon Mobil Corp.	5.0%
AT&T, Inc.	4.9%
Verizon Communications, Inc.	3.8%
Chevron Corp.	3.4%
Wells Fargo & Co.	3.1%
Procter & Gamble Co. (The)	2.8%
Philip Morris International, Inc.	2.8%
Pfizer, Inc.	2.8%
International Business Machines Corp.	2.5%
Altria Group, Inc.	2.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. High Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Dividend Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in high dividend yielding companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 10.15% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Financials contributed most positively to performance, while its position in Information Technology contributed least positively to performance. Despite the Federal Reserve (the “Fed”) raising the federal funds target rate three times throughout the fiscal year, the Fund was able to maintain positive performance in a rising rate environment, which is traditionally a headwind for dividend-oriented strategies. The Fund’s tilt toward mid-cap equities also provided a bit of downside protection in the fourth quarter of 2018, where a broad market correction catalyzed by trade war apprehension with China and fears of a Fed policy misstep sent markets sharply downward. Likewise, underweight exposure to large-cap equities, along with the individual positions held, also provided a downside buffer over the same period. The Fund’s overall objective of allocating toward larger dividend payers also helped provide outsized returns over the entire fiscal year.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,021.70	0.38%	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	10.15%	8.21%	8.63%	16.19%
Fund Market Price Returns	10.17%	8.21%	8.61%	16.19%
WisdomTree U.S. High Dividend Index	10.53%	8.61%	9.04%	16.67%
Russell 1000® Value Index	5.67%	10.45%	7.72%	14.52%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	17.3%
Financials	14.8%
Consumer Staples	12.3%
Health Care	11.7%
Industrials	10.0%
Energy	8.6%
Communication Services	7.3%
Consumer Discretionary	6.1%
Utilities	5.2%
Real Estate	4.2%
Materials	2.0%
Investment Company	0.4%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Microsoft Corp.	3.3%
Apple, Inc.	3.3%
AT&T, Inc.	3.1%
Exxon Mobil Corp.	3.1%
JPMorgan Chase & Co.	2.3%
Verizon Communications, Inc.	2.2%
Johnson & Johnson	2.1%
Chevron Corp.	1.9%
Wells Fargo & Co.	1.7%
Procter & Gamble Co. (The)	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. LargeCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Dividend Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 9.44% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Information Technology contributed most positively to performance, while its position in Energy contributed least positively to performance. Despite the Federal Reserve (the “Fed”) raising the federal funds target rate three times throughout the fiscal year, the Fund was able to maintain positive performance in a rising rate environment, which is traditionally a headwind for dividend-oriented strategies. The Fund’s overweight to larger dividend payers helped provide outsized returns over the entire fiscal period. The same positioning helped provide downside protection during the fourth quarter of 2018, where a broad market correction catalyzed by trade war apprehension with China and fears of a Fed policy misstep sent markets sharply downward.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,001.90	0.28%	$1.40
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	9.44%	11.62%	9.75%	15.30%
Fund Market Price Returns	9.35%	11.63%	9.73%	15.28%
WisdomTree U.S. LargeCap Dividend Index	9.71%	11.95%	10.06%	15.67%
S&P 500® Index	9.50%	13.51%	10.91%	15.92%
Russell 1000® Value Index	5.67%	10.45%	7.72%	14.52%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

(formerly, WisdomTree U.S. Earnings 500 Fund)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	21.5%
Financials	20.8%
Health Care	10.6%
Communication Services	10.2%
Industrials	9.7%
Consumer Discretionary	8.7%
Consumer Staples	7.0%
Energy	4.9%
Utilities	2.8%
Materials	2.0%
Real Estate	1.5%
Investment Company	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	5.3%
Microsoft Corp.	2.7%
Berkshire Hathaway, Inc., Class B	2.6%
Alphabet, Inc., Class A	2.4%
JPMorgan Chase & Co.	2.3%
Bank of America Corp.	2.0%
Facebook, Inc., Class A	1.9%
Intel Corp.	1.7%
Exxon Mobil Corp.	1.4%
Citigroup, Inc.	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. LargeCap Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in earnings-generating large-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index. Prior to March 28, 2019, the WisdomTree U.S. LargeCap Index was named the WisdomTree U.S. Earnings 500 Index.

The Fund returned 6.93% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Energy contributed most positively to performance, while its position in Financials contributed least positively to performance. The Fund was able to maintain positive performance over the fiscal period, despite three federal funds target rate increases from the Federal Reserve (the “Fed”) that provided a headwind to Fund performance. The Fund was modestly underweight large-cap equities during the fourth quarter of 2018, where a broad market correction catalyzed by trade war apprehension with China and fears of a Fed policy misstep sent markets sharply downward, which helped provide a bit of downside protection due to stock allocations. However, over the total fiscal period, an overweight allocation to underperforming companies with low valuation ratios hindered performance considerably. Likewise, stock allocations in companies with greater valuation ratios contributed to underperformance to the same extent.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$983.60	0.28%	$1.38
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	6.93%	13.13%	9.91%	15.33%
Fund Market Price Returns	6.75%	13.14%	9.90%	15.33%
WisdomTree U.S. LargeCap Index	7.22%	13.47%	10.21%	15.67%
S&P 500® Index	9.50%	13.51%	10.91%	15.92%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	19.1%
Real Estate	15.4%
Industrials	13.7%
Financials	9.6%
Materials	9.5%
Utilities	8.7%
Information Technology	7.7%
Energy	7.0%
Consumer Staples	4.4%
Communication Services	2.5%
Health Care	1.7%
Investment Company	0.5%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Targa Resources Corp.	1.7%
Coty, Inc., Class A	1.2%
L Brands, Inc.	1.2%
Baker Hughes a GE Co.	1.0%
Kohl’s Corp.	1.0%
J.M. Smucker Co. (The)	0.9%
AES Corp.	0.9%
Campbell Soup Co.	0.9%
WestRock Co.	0.9%
Macy’s, Inc.	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. MidCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Dividend Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying mid-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 7.21% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Real Estate contributed most positively to performance, while its position in Information Technology contributed least positively to performance. Despite the Federal Reserve (the “Fed”) raising the federal funds target rate three times throughout the fiscal year, the Fund was able to maintain positive performance in a rising rate environment, which is traditionally a headwind for dividend-oriented strategies. The Fund’s overweight to larger dividend payers provided a bit of downside protection throughout the fourth quarter of 2018, where a broad market correction catalyzed by trade war apprehension with China and fears of a Fed policy misstep sent markets sharply downward. During the fiscal year, portfolio allocations to these same larger dividend payers helped provide outsized returns.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$979.30	0.38%	$1.88
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	7.21%	10.26%	9.58%	18.05%
Fund Market Price Returns	7.22%	10.26%	9.58%	18.02%
WisdomTree U.S. MidCap Dividend Index	7.57%	10.67%	9.97%	18.52%
S&P MidCap 400® Index	2.59%	11.24%	8.29%	16.28%
Russell MidCap Value Index	2.89%	9.50%	7.22%	16.39%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

(formerly, WisdomTree U.S. MidCap Earnings Fund)

Sector Breakdown†

Sector	% of Net Assets
Industrials	19.8%
Financials	18.1%
Consumer Discretionary	15.7%
Information Technology	11.6%
Materials	9.3%
Real Estate	6.5%
Health Care	5.1%
Energy	4.1%
Consumer Staples	3.4%
Utilities	3.2%
Communication Services	2.8%
Investment Company	0.3%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Chemours Co. (The)	1.2%
PulteGroup, Inc.	0.9%
Huntsman Corp.	0.9%
Reliance Steel & Aluminum Co.	0.6%
Nektar Therapeutics	0.6%
United States Steel Corp.	0.6%
GrafTech International Ltd.	0.6%
Arrow Electronics, Inc.	0.6%
Chesapeake Energy Corp.	0.6%
PBF Energy, Inc., Class A	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. MidCap Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in earnings-generating mid-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index. Prior to March 28, 2019, the WisdomTree U.S. MidCap Index was named the WisdomTree U.S. MidCap Earnings Index.

The Fund returned 3.22% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Financials contributed most positively to performance, while its position in Health Care contributed least positively to performance. The Fund was able to maintain positive performance over the fiscal period, despite three federal funds target rate increases from the Federal Reserve (the “Fed”) that provided a headwind to Fund performance. Overweight exposures to companies with greater earnings helped provide positive performance as well, while those with lesser earnings hampered performance the most, primarily due to stock allocations. During the fourth quarter of 2018, while a broad market correction catalyzed by trade war apprehension with China and fears of a Fed policy misstep sent markets sharply downward, the Fund received a bit of a downside buffer from companies with greater valuation ratios held by the Fund. During the fiscal year, overweight allocations to companies with lesser valuation ratios helped provide much of the positive performance, while stock allocations to companies with larger valuation ratios tempered it.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$958.60	0.38%	$1.86
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	3.22%	10.91%	7.28%	17.79%
Fund Market Price Returns	3.19%	10.94%	7.30%	17.78%
WisdomTree U.S. MidCap Index	3.56%	11.28%	7.61%	18.20%
S&P MidCap 400® Index	2.59%	11.24%	8.29%	16.28%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	21.7%
Health Care	14.5%
Financials	12.8%
Consumer Discretionary	10.8%
Industrials	9.8%
Communication Services	9.4%
Consumer Staples	7.4%
Energy	5.3%
Utilities	3.3%
Real Estate	3.2%
Materials	2.8%
Other Assets less Liabilities‡	-1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Western Union Co. (The)	1.5%
Booz Allen Hamilton Holding Corp.	1.5%
MAXIMUS, Inc.	1.4%
Citrix Systems, Inc.	1.4%
CDK Global, Inc.	1.3%
Merck & Co., Inc.	1.3%
Waste Management, Inc.	1.3%
Verizon Communications, Inc.	1.3%
Republic Services, Inc.	1.3%
Chevron Corp.	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Multifactor Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Multifactor Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in U.S. companies with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 5.25% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Financials contributed most positively to performance, while its position in Health Care contributed least positively to performance. A few factors that comprised the Fund’s overall strategy struggled during the fiscal year, with companies having greater valuation ratios universally weighing down Fund performance and almost all dividend-paying companies detracting considerably from Fund performance. An underweight to large-cap equities, in conjunction with an overweight to mid-cap equities, also provided a significant drag on Fund performance. These same group results were just as pronounced during the fourth quarter of 2018, where a broad market correction catalyzed by trade war apprehension with China and fears of a Federal Reserve policy misstep sent markets sharply downward.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$951.30	0.28%	$1.36
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41

Performance

	Average Annual Total Return

	1 Year	Since Inception[1]
Fund NAV Returns	5.25%	10.88%
Fund Market Price Returns	5.15%	10.84%
WisdomTree U.S. Multifactor Index	5.41%	10.98%
S&P 500® Index	9.50%	11.63%
S&P 500® Equal Weight Index	7.22%	9.44%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on June 29, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	21.0%
Industrials	18.6%
Consumer Staples	12.7%
Consumer Discretionary	10.7%
Health Care	10.3%
Financials	9.1%
Communication Services	7.8%
Energy	7.0%
Materials	2.5%
Real Estate	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Exxon Mobil Corp.	5.0%
Apple, Inc.	4.7%
Microsoft Corp.	4.5%
Verizon Communications, Inc.	4.4%
Wells Fargo & Co.	3.6%
Procter & Gamble Co. (The)	3.3%
Altria Group, Inc.	2.8%
AbbVie, Inc.	2.6%
International Business Machines Corp.	2.5%
PepsiCo, Inc.	2.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Dividend Growth Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies with growth characteristics in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 9.25% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Health Care contributed most positively to performance, while its position in Financials contributed least positively to performance. Despite the Federal Reserve (the “Fed”) raising the federal funds target rate three times throughout the fiscal year, the Fund was able to maintain positive performance in a rising rate environment, which is traditionally a headwind for dividend-oriented strategies. During the fiscal year, portfolio allocations to companies that pay greater dividends provided a significant portion of the Fund’s positive performance, while portfolio allocations to those that pay fewer dividends inhibited performance the most. In addition, an overweight allocation to mid-cap equities was the most helpful for performance, while being underweight large-cap equities was almost as large a detractor. However, the large-cap underweight positioning and stock selection actually provided a bit of downside protection during the fourth quarter of 2018, where a broad market correction catalyzed by trade war apprehension with China and fears of a Fed policy misstep sent markets sharply downward. During this same period, the paradigm involving dividend payers was reversed, with companies that pay larger dividends becoming performance detractors and those that pay smaller dividends becoming performance benefactors.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$983.50	0.28%	$1.38
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	9.25%	13.69%	11.35%	12.12%
Fund Market Price Returns	9.17%	13.71%	11.35%	12.12%
WisdomTree U.S. Quality Dividend Growth Index	9.55%	14.04%	11.67%	12.44%
NASDAQ U.S. Dividend AchieversTM Select Index	10.81%	12.86%	10.19%	10.69%

1 Total returns are calculated based on the commencement of Fund trading on the NASDAQ on May 22, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	21.6%
Information Technology	19.8%
Financials	18.7%
Industrials	17.0%
Health Care	6.8%
Energy	4.5%
Consumer Staples	3.3%
Materials	3.3%
Communication Services	3.1%
Real Estate	1.0%
Utilities	0.8%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Celgene Corp.	1.3%
Lam Research Corp.	1.3%
eBay, Inc.	1.3%
Synchrony Financial	1.2%
Best Buy Co., Inc.	1.2%
Voya Financial, Inc.	1.2%
Applied Materials, Inc.	1.1%
CDK Global, Inc.	1.1%
Toll Brothers, Inc.	1.1%
Spirit AeroSystems Holdings, Inc., Class A	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Shareholder Yield Fund (the ‘‘Fund’’) seeks income and capital appreciation by investing primarily in U.S. equity securities that provide a high total shareholder yield with favorable relative quality characteristics.

The Fund returned 6.70% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). Despite the Federal Reserve (the “Fed”) raising the federal funds target rate three times throughout the fiscal year, the Fund was able to maintain positive performance in a rising rate environment, which is traditionally a headwind for strategies that place an emphasis on dividends. The Fund’s position in Financials contributed most positively to performance, while its position in Information Technology contributed least positively to performance. In addition, the Fund’s underweight allocation to large-cap equities hindered performance, while its overweight positioning to mid-cap equities was also a detractor. The Fund also struggled during the fourth quarter of 2018, where a broad market correction catalyzed by trade war apprehension with China and fears of a Fed policy misstep sent markets sharply downward. Once again, the underweight and overweight to large- and mid- cap equities, respectively, harmed performance the most during this volatile period for equity markets.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$980.60	0.38%	$1.88
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	6.70%	12.28%	9.29%	15.15%
Fund Market Price Returns	6.64%	12.27%	9.29%	15.14%
Russell 1000® Value Index	5.67%	10.45%	7.72%	14.52%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

Sector Breakdown†

Sector	% of Net Assets
Industrials	17.2%
Consumer Discretionary	16.0%
Real Estate	13.7%
Financials	11.1%
Materials	9.5%
Utilities	7.2%
Information Technology	6.3%
Communication Services	6.2%
Consumer Staples	6.2%
Energy	3.5%
Health Care	2.0%
Investment Company	0.9%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Vector Group Ltd.	1.5%
TerraForm Power, Inc., Class A	1.3%
Pattern Energy Group, Inc., Class A	1.2%
Pitney Bowes, Inc.	1.0%
Covanta Holding Corp.	1.0%
Domtar Corp.	0.9%
WisdomTree U.S. MidCap Dividend Fund	0.9%
SemGroup Corp., Class A	0.9%
Bed Bath & Beyond, Inc.	0.9%
GameStop Corp., Class A	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Dividend Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 3.25% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Utilities contributed most positively to performance, while its position in Health Care contributed least positively to performance. Despite the Federal Reserve (the “Fed”) raising the federal funds target rate three times throughout the fiscal year, the Fund was able to maintain positive performance in a rising rate environment, which is traditionally a headwind for dividend-oriented strategies. The Fund’s overweight to companies that pay larger dividends helped the most to provide positive returns during the fiscal year. Likewise, this same positioning provided a bit of downside protection during the fourth quarter of 2018, where a broad market correction catalyzed by trade war apprehension with China and fears of a Fed policy misstep sent markets sharply downward.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$938.80	0.38%	$1.84
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	3.25%	9.54%	6.96%	16.85%
Fund Market Price Returns	3.35%	9.58%	6.98%	16.80%
WisdomTree U.S. SmallCap Dividend Index	3.58%	9.87%	7.20%	17.12%
Russell 2000® Index	2.05%	12.92%	7.05%	15.36%
Russell 2000® Value Index	0.17%	10.86%	5.59%	14.12%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

(formerly, WisdomTree U.S. SmallCap Earnings Fund)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	23.7%
Financials	19.8%
Industrials	19.3%
Energy	9.2%
Information Technology	7.9%
Materials	6.7%
Real Estate	3.7%
Health Care	3.2%
Consumer Staples	2.8%
Communication Services	2.4%
Utilities	1.0%
Investment Company	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Bed Bath & Beyond, Inc.	1.1%
American Axle & Manufacturing Holdings, Inc.	1.0%
Warrior Met Coal, Inc.	1.0%
Dana, Inc.	1.0%
Gulfport Energy Corp.	0.9%
FTS International, Inc.	0.9%
Kronos Worldwide, Inc.	0.8%
Lithia Motors, Inc., Class A	0.7%
W&T Offshore, Inc.	0.7%
KB Home	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in earnings-generating small-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index. Prior to March 28, 2019, the WisdomTree U.S. SmallCap Index was named the WisdomTree U.S. SmallCap Earnings Index.

The Fund returned 2.72% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Information Technology contributed most positively to performance, while its position in Financials contributed least positively to performance. The Fund was able to maintain positive performance during the fiscal year, despite three federal funds target rate increases from the Federal Reserve (the “Fed”) that provided a headwind to Fund performance. The Fund received positive performance particularly from the companies with greater earnings over the fiscal year, as well as those that had the lowest valuation ratios. In contrast, companies with higher valuation ratios and lower earnings were primary performance detractors. Companies with greater earnings and lower valuation ratios also helped provide a bit of downside protection during the fourth quarter of 2018, where a broad market correction catalyzed by trade war apprehension with China and fears of a Fed policy misstep sent markets sharply downward.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$914.30	0.38%	$1.81
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	2.72%	13.44%	7.18%	18.07%
Fund Market Price Returns	2.69%	13.47%	7.14%	18.01%
WisdomTree U.S. SmallCap Index	2.97%	13.70%	7.38%	18.33%
Russell 2000® Index	2.05%	12.92%	7.05%	15.36%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	26.1%
Consumer Discretionary	18.7%
Financials	16.1%
Materials	13.5%
Information Technology	5.4%
Communication Services	5.3%
Real Estate	4.7%
Consumer Staples	3.6%
Utilities	3.3%
Health Care	3.0%
Energy	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Brookfield Property REIT, Inc., Class A	2.4%
Artisan Partners Asset Management, Inc., Class A	2.0%
PotlatchDeltic Corp.	1.6%
Kronos Worldwide, Inc.	1.4%
Patterson Cos., Inc.	1.4%
Moelis & Co., Class A	1.4%
Meredith Corp.	1.3%
Schweitzer-Mauduit International, Inc.	1.1%
Sinclair Broadcast Group, Inc., Class A	1.1%
MDC Holdings, Inc.	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Dividend Growth Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies with growth characteristics in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 3.81% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Industrials contributed most positively to performance, while its position in Real Estate contributed least positively to performance. Despite the Federal Reserve (the “Fed”) raising the federal funds target rate three times throughout the fiscal year, the Fund was able to maintain positive performance in a rising rate environment, which is traditionally a headwind for dividend-oriented strategies. The Fund received the best performance contributions from companies that pay fewer dividends, while those that pay larger ones weighed on performance a bit more. Companies with greater profits also helped performance much more throughout the fiscal period, while less profitable companies tended to detract from performance. Likewise, portfolio allocations to companies with higher profitability helped provide a considerable downside buffer during the fourth quarter of 2018, where a broad market correction catalyzed by trade war apprehension with China and fears of a Fed policy misstep sent markets sharply downward. Conversely, those companies that were less profitable hindered performance more during this same period.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$935.00	0.38%	$1.83
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.38%	$1.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	3.81%	9.74%	6.48%	8.25%
Fund Market Price Returns	3.79%	9.74%	6.49%	8.22%
WisdomTree U.S. SmallCap Quality Dividend Growth Index	4.09%	10.03%	6.72%	8.51%
Russell 2000® Index	2.05%	12.92%	7.05%	8.37%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 25, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

Sector Breakdown†

Sector	% of Net Assets
Financials	15.5%
Information Technology	15.5%
Consumer Staples	11.0%
Health Care	10.0%
Industrials	10.0%
Real Estate	8.0%
Energy	7.9%
Consumer Discretionary	7.2%
Communication Services	6.6%
Utilities	5.3%
Materials	2.7%
Investment Company	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Microsoft Corp.	2.9%
Apple, Inc.	2.8%
AT&T, Inc.	2.6%
Exxon Mobil Corp.	2.6%
JPMorgan Chase & Co.	1.8%
Verizon Communications, Inc.	1.8%
Johnson & Johnson	1.8%
Chevron Corp.	1.7%
Wells Fargo & Co.	1.5%
Procter & Gamble Co. (The)	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Total Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in U.S. all-cap equities from a broad range of dividend-paying companies. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 9.10% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Energy contributed most positively to performance, while its position in Information Technology contributed least positively to performance. Despite the Federal Reserve (the “Fed”) raising the federal funds target rate three times throughout the fiscal year, the Fund was able to maintain positive performance in a rising rate environment, which is traditionally a headwind for dividend-oriented strategies. The Fund’s overweight to large-cap equities, combined with underweights to both mid- and small-cap equities, provided a bit of protection during the fourth quarter of 2018, where a broad market correction catalyzed by trade war apprehension with China and fears of a Fed policy misstep sent markets sharply downward. Likewise, portfolio allocations to companies that pay greater dividends helped provide outsized returns over the entire fiscal year.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$999.10	0.28%	$1.40
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	9.10%	11.39%	9.64%	15.63%
Fund Market Price Returns	9.03%	11.40%	9.65%	15.60%
WisdomTree U.S. Dividend Index	9.36%	11.69%	9.94%	16.09%
Russell 3000® Index	8.77%	13.48%	10.36%	16.00%
Russell 3000® Value Index	5.30%	10.50%	7.56%	14.50%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree U.S. Total Market Fund (EXT)

(formerly, WisdomTree U.S. Total Earnings Fund)

Sector Breakdown†

Sector	% of Net Assets
Financials	21.4%
Information Technology	20.0%
Industrials	11.2%
Health Care	9.6%
Communication Services	9.2%
Consumer Discretionary	9.1%
Consumer Staples	6.5%
Energy	4.9%
Utilities	2.9%
Materials	2.7%
Real Estate	2.2%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	4.5%
Microsoft Corp.	2.3%
Berkshire Hathaway, Inc., Class B	2.3%
Alphabet, Inc., Class A	2.1%
JPMorgan Chase & Co.	1.9%
Bank of America Corp.	1.8%
Facebook, Inc., Class A	1.7%
Intel Corp.	1.5%
Exxon Mobil Corp.	1.3%
Citigroup, Inc.	1.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Total Market Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Total Market Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in U.S. all-cap equities from a broad range of earnings-generating companies. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index. Prior to March 28, 2019, the WisdomTree U.S. Total Market Index was named the WisdomTree U.S. Earnings Index.

The Fund returned 6.34% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s position in Energy contributed most positively to performance, while its position in Financials contributed least positively to performance. The Fund was able to maintain positive performance during the fiscal year, despite three federal funds target rate increases from the Federal Reserve (the “Fed”) that provided a headwind to Fund performance. In addition, the Fund’s overweight to large-cap equities and portfolio allocations to companies with low (or negative) earnings hindered Fund performance during the fiscal year. During the fourth quarter of 2018, where a broad market correction catalyzed by trade war apprehension with China and fears of a Fed policy misstep sent markets sharply downward, stock selection in large- and mid-cap equities provided a bit of downside protection.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$978.30	0.28%	$1.38
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.28%	$1.41

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	6.34%	12.89%	9.54%	15.64%
Fund Market Price Returns	6.23%	12.94%	9.53%	15.62%
WisdomTree U.S. Total Market Index	6.74%	13.34%	9.93%	16.02%
Russell 3000® Index	8.77%	13.48%	10.36%	16.00%

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree Trust

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones U.S. Select Dividend IndexSM is comprised of 100 U.S. dividend-paying companies.

The NASDAQ U.S. Dividend AchieversTM Select Index is a capitalization-weighted index that measures the performance of U.S. common stocks that have a history of increasing dividends for at least ten consecutive years.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 2000® Value Index is a capitalization-weighted index that is comprised of the small-capitalization value segment of the U.S. equity universe, selecting from the Russell 2000 Index.

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The Russell 3000® Value Index is a capitalization-weighted index that measures the performance of the value segment of the broad U.S. equity market, selecting from the Russell 3000 Index.

The Russell Midcap Value Index is a capitalization weighted index that measures the midcap value segment of the U.S. equity universe, selecting from the Russell Midcap Index.

The S&P 500® Equal Weight Index is the equal-weight version of the widely used S&P 500 Index. The index includes the same constituents as the capitalization-weighted S&P 500 Index, but each company is allocated a fixed weight — or 0.2% of the index total at each quarterly rebalance.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The WisdomTree Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree U.S. LargeCap Dividend Index.

The WisdomTree U.S. Dividend ex-Financials Index is comprised of high dividend-yielding stocks outside the Financials sector.

The WisdomTree U.S. Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree U.S. High Dividend Index is comprised of companies with high dividend yields, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. LargeCap Dividend Index is comprised of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. LargeCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. Stock Market.

The WisdomTree U.S. MidCap Dividend Index is comprised of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. MidCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. Stock Market.

WisdomTree Trust	17

Description of Indexes (unaudited) (concluded)

The WisdomTree U.S. Multifactor Index is comprised of 200 U.S. companies with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

The WisdomTree U.S. Quality Dividend Growth Index is comprised of dividend-paying stocks with growth characteristics.

The WisdomTree U.S. SmallCap Dividend Index is comprised of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. SmallCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. Stock Market.

The WisdomTree U.S. SmallCap Quality Dividend Growth Index is comprised of the small-capitalization segment of dividend-paying stocks with growth characteristics.

The WisdomTree U.S. Total Market Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the broad U.S. Stock Market.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

18	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.1%

United States – 99.1%

Aerospace & Defense – 1.6%

Lockheed Martin Corp.	22,499	$6,753,300

United Technologies Corp.	45,354	5,845,677

Total Aerospace & Defense		12,598,977

Air Freight & Logistics – 1.0%

United Parcel Service, Inc. Class B	70,431	7,869,960

Automobiles – 3.0%

Ford Motor Co.	1,648,434	14,473,250

General Motors Co.	251,910	9,345,861

Total Automobiles		23,819,111

Beverages – 1.7%

Coca-Cola Co. (The)	138,834	6,505,761

PepsiCo, Inc.	58,847	7,211,700

Total Beverages		13,717,461

Biotechnology – 2.8%

AbbVie, Inc.	117,044	9,432,576

Amgen, Inc.	29,451	5,595,101

Gilead Sciences, Inc.	106,837	6,945,473

Total Biotechnology		21,973,150

Chemicals – 4.0%

Air Products & Chemicals, Inc.	39,049	7,456,797

Celanese Corp.	54,431	5,367,441

CF Industries Holdings, Inc.	148,420	6,067,410

DowDuPont, Inc.	109,740	5,850,239

Eastman Chemical Co.	87,977	6,675,695

Total Chemicals		31,417,582

Containers & Packaging – 3.9%

Avery Dennison Corp.	52,168	5,894,984

International Paper Co.	219,968	10,177,919

Packaging Corp. of America	76,317	7,584,383

WestRock Co.	192,210	7,371,254

Total Containers & Packaging		31,028,540

Diversified Telecommunication Services – 5.3%

AT&T, Inc.	468,400	14,689,024

CenturyLink, Inc.	1,493,955	17,912,521

Verizon Communications, Inc.	154,918	9,160,301

Total Diversified Telecommunication Services		41,761,846

Electric Utilities – 8.9%

Avangrid, Inc.	145,676	7,334,787

Duke Energy Corp.	102,116	9,190,440

Edison International	161,603	10,006,458

Entergy Corp.	102,776	9,828,469

FirstEnergy Corp.	226,246	9,414,096

PPL Corp.	387,560	12,301,154

Southern Co. (The)	236,409	12,217,617

Total Electric Utilities		70,293,021

Electrical Equipment – 0.9%

Emerson Electric Co.	106,989	7,325,537

Energy Equipment & Services – 1.1%

Baker Hughes a GE Co.	324,153	8,985,521

Entertainment – 1.2%

Viacom, Inc. Class B	200,035	5,614,982

Walt Disney Co. (The)	35,520	3,943,786

Total Entertainment		9,558,768

Food Products – 5.7%

Campbell Soup Co.	201,853	7,696,655

General Mills, Inc.	273,449	14,150,986

J.M. Smucker Co. (The)	70,354	8,196,241

Kellogg Co.	129,053	7,405,061

Kraft Heinz Co. (The)	227,015	7,412,040

Total Food Products		44,860,983

Health Care Providers & Services – 2.2%

Cardinal Health, Inc.	153,274	7,380,143

CVS Health Corp.	76,489	4,125,052

Quest Diagnostics, Inc.	61,734	5,551,121

Total Health Care Providers & Services		17,056,316

Hotels, Restaurants & Leisure – 1.7%

Las Vegas Sands Corp.	219,699	13,392,851

Household Durables – 2.0%

Newell Brands, Inc.	394,258	6,047,918

Whirlpool Corp.	70,994	9,434,392

Total Household Durables		15,482,310

Household Products – 1.0%

Kimberly-Clark Corp.	65,348	8,096,617

Industrial Conglomerates – 3.3%

3M Co.	29,412	6,111,225

General Electric Co.	1,992,490	19,904,975

Total Industrial Conglomerates		26,016,200

IT Services – 3.9%

International Business Machines Corp.	92,998	13,122,018

Paychex, Inc.	106,295	8,524,859

Western Union Co. (The)	493,819	9,120,837

Total IT Services		30,767,714

Machinery – 2.6%

Caterpillar, Inc.	44,180	5,985,948

Cummins, Inc.	49,570	7,825,616

Illinois Tool Works, Inc.	48,387	6,944,986

Total Machinery		20,756,550

Media – 2.6%

Comcast Corp. Class A	118,235	4,727,035

Fox Corp. Class B*	10,834	388,724

Interpublic Group of Cos., Inc. (The)	354,661	7,451,428

Omnicom Group, Inc.	91,083	6,648,148

Sirius XM Holdings, Inc.	271,988	1,542,172

Total Media		20,757,507

Metals & Mining – 0.8%

Nucor Corp.	104,748	6,112,046

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (concluded)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

March 31, 2019

Investments	Shares	Value

Multi-Utilities – 3.4%

CenterPoint Energy, Inc.	299,231	$9,186,392

Consolidated Edison, Inc.	93,569	7,935,587

Dominion Energy, Inc.	128,517	9,852,113

Total Multi-Utilities		26,974,092

Multiline Retail – 3.3%

Kohl’s Corp.	130,695	8,987,895

Macy’s, Inc.	317,592	7,631,736

Target Corp.	119,378	9,581,278

Total Multiline Retail		26,200,909

Oil, Gas & Consumable Fuels – 13.5%

Chevron Corp.	73,208	9,017,761

Exxon Mobil Corp.	120,474	9,734,299

Kinder Morgan, Inc.	639,521	12,796,815

Occidental Petroleum Corp.	150,513	9,963,961

ONEOK, Inc.	204,085	14,253,296

Phillips 66	86,765	8,257,425

Targa Resources Corp.	426,270	17,711,519

Valero Energy Corp.	120,866	10,253,063

Williams Cos., Inc. (The)	505,372	14,514,284

Total Oil, Gas & Consumable Fuels		106,502,423

Pharmaceuticals – 3.1%

Bristol-Myers Squibb Co.	126,295	6,025,535

Johnson & Johnson	41,136	5,750,401

Merck & Co., Inc.	80,811	6,721,051

Pfizer, Inc.	149,594	6,353,257

Total Pharmaceuticals		24,850,244

Semiconductors & Semiconductor Equipment – 5.2%

Broadcom, Inc.	25,474	7,660,286

KLA-Tencor Corp.	74,945	8,949,182

Maxim Integrated Products, Inc.	138,687	7,373,988

QUALCOMM, Inc.	162,630	9,274,789

Texas Instruments, Inc.	72,464	7,686,257

Total Semiconductors & Semiconductor Equipment		40,944,502

Specialty Retail – 2.8%

Gap, Inc. (The)	294,339	7,705,795

L Brands, Inc.	518,748	14,307,070

Total Specialty Retail		22,012,865

Technology Hardware, Storage & Peripherals – 2.4%

Hewlett Packard Enterprise Co.	465,009	7,175,089

Western Digital Corp.	250,332	12,030,956

Total Technology Hardware, Storage & Peripherals		19,206,045

Tobacco – 3.3%

Altria Group, Inc.	243,807	14,001,836

Philip Morris International, Inc.	140,946	12,458,217

Total Tobacco		26,460,053

Trading Companies & Distributors – 0.9%

Fastenal Co.	111,746	7,186,385
TOTAL COMMON STOCKS (Cost: $724,147,126)		783,986,086

EXCHANGE-TRADED FUNDS – 0.7%

United States – 0.7%

WisdomTree U.S. LargeCap Dividend Fund(a)	28,953	2,727,952

WisdomTree U.S. MidCap Dividend Fund(a)	76,272	2,729,775
TOTAL EXCHANGE-TRADED FUNDS (Cost: $5,231,495)		5,457,727

TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $729,378,621)		789,443,813

Other Assets less Liabilities – 0.2%		1,625,055

NET ASSETS – 100.0%		$791,068,868
*	Non-income producing security.

(a)	Affiliated company (See Note 3).

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. High Dividend Fund (DHS)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.1%

United States – 99.1%

Aerospace & Defense – 1.0%

Lockheed Martin Corp.	30,807	$9,247,029

Air Freight & Logistics – 1.1%

United Parcel Service, Inc. Class B	90,797	10,145,657

Auto Components – 0.0%

LCI Industries	2,703	207,644

Automobiles – 1.8%

Ford Motor Co.	974,642	8,557,357

General Motors Co.	216,741	8,041,091

Harley-Davidson, Inc.	26,909	959,575

Total Automobiles		17,558,023

Banks – 5.9%

Arrow Financial Corp.	4,384	144,190

Banc of California, Inc.	12,812	177,318

Bank of Hawaii Corp.	6,353	501,061

Bank OZK	13,977	405,053

BB&T Corp.	97,762	4,548,866

Boston Private Financial Holdings, Inc.	7,263	79,602

Bridge Bancorp, Inc.	3,007	88,105

Cathay General Bancorp	12,587	426,825

Central Pacific Financial Corp.	6,841	197,294

Citizens & Northern Corp.	2,039	51,057

Comerica, Inc.	20,974	1,537,814

Community Trust Bancorp, Inc.	2,786	114,393

Financial Institutions, Inc.	2,398	65,178

First Bancorp, Inc.	5,021	125,123

First Hawaiian, Inc.	23,205	604,490

First of Long Island Corp. (The)	583	12,785

Flushing Financial Corp.	5,949	130,462

FNB Corp.	61,733	654,370

Heritage Commerce Corp.	12,905	156,151

Hope Bancorp, Inc.	27,290	356,953

Huntington Bancshares, Inc.	178,548	2,263,989

Investors Bancorp, Inc.	48,459	574,239

KeyCorp	168,805	2,658,679

Mercantile Bank Corp.	160	5,235

Midland States Bancorp, Inc.	4,207	101,220

PacWest Bancorp	33,695	1,267,269

Park National Corp.	2,203	208,734

People’s United Financial, Inc.	66,487	1,093,046

Peoples Bancorp, Inc.	1,169	36,204

Premier Financial Bancorp, Inc.	701	11,013

Regions Financial Corp.	157,180	2,224,097

Sandy Spring Bancorp, Inc.	5,677	177,577

Southside Bancshares, Inc.	7,377	245,138

Stock Yards Bancorp, Inc.	451	15,248

SunTrust Banks, Inc.	62,047	3,676,285

Trustmark Corp.	10,454	351,568

Umpqua Holdings Corp.	18,227	300,745

United Bankshares, Inc.	1,755	63,601

Univest Financial Corp.	7,484	183,059

Valley National Bancorp	64,350	616,473

Washington Trust Bancorp, Inc.	2,257	108,675

Wells Fargo & Co.	611,622	29,553,575

West Bancorporation, Inc.	3,052	63,115

Total Banks		56,175,874

Beverages – 4.4%

Coca-Cola Co. (The)	473,500	22,188,210

PepsiCo, Inc.	161,858	19,835,698

Total Beverages		42,023,908

Biotechnology – 3.3%

AbbVie, Inc.	264,608	21,324,759

Gilead Sciences, Inc.	159,001	10,336,655

Total Biotechnology		31,661,414

Capital Markets – 0.4%

Ares Management Corp. Class A	22,558	523,571

Artisan Partners Asset Management, Inc. Class A	23,300	586,461

BGC Partners, Inc. Class A	93,796	498,057

Cohen & Steers, Inc.	8,562	361,916

Eaton Vance Corp.	18,873	760,771

Federated Investors, Inc. Class B	18,953	555,512

GAIN Capital Holdings, Inc.(a)	16,752	105,202

Moelis & Co. Class A	10,685	444,603

Virtu Financial, Inc. Class A	16,587	393,941

Total Capital Markets		4,230,034

Chemicals – 0.3%

CF Industries Holdings, Inc.	13,115	536,141

Chemours Co. (The)	24,711	918,261

Huntsman Corp.	34,579	777,682

Kronos Worldwide, Inc.	15,347	215,165

Olin Corp.	27,802	643,338

Valhi, Inc.	1,050	2,425

Total Chemicals		3,093,012

Commercial Services & Supplies – 0.2%

Covanta Holding Corp.	35,450	613,639

Ennis, Inc.	9,611	199,524

HNI Corp.	7,611	276,203

Knoll, Inc.	11,014	208,275

Pitney Bowes, Inc.	67,963	466,906

Steelcase, Inc. Class A	17,578	255,760

Total Commercial Services & Supplies		2,020,307

Consumer Finance – 0.5%

Navient Corp.	63,589	735,725

Santander Consumer USA Holdings, Inc.	61,055	1,290,092

Synchrony Financial	91,527	2,919,711

Total Consumer Finance		4,945,528

Containers & Packaging – 0.7%

Greif, Inc. Class B	639	31,241

International Paper Co.	67,473	3,121,976

Packaging Corp. of America	12,215	1,213,927

Sonoco Products Co.	11,848	729,007

WestRock Co.	39,078	1,498,641

Total Containers & Packaging		6,594,792

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (continued)

WisdomTree U.S. High Dividend Fund (DHS)

March 31, 2019

Investments	Shares	Value

Diversified Consumer Services – 0.1%

H&R Block, Inc.	30,037	$719,086

Diversified Telecommunication Services – 9.4%

AT&T, Inc.	1,482,318	46,485,492

CenturyLink, Inc.	486,601	5,834,346

Cogent Communications Holdings, Inc.	9,732	527,961

Consolidated Communications Holdings, Inc.	42,661	465,432

Verizon Communications, Inc.	613,024	36,248,109

Total Diversified Telecommunication Services		89,561,340

Electric Utilities – 5.7%

Alliant Energy Corp.	26,429	1,245,599

American Electric Power Co., Inc.	59,015	4,942,506

Avangrid, Inc.	37,618	1,894,066

Duke Energy Corp.	103,162	9,284,580

Edison International	47,841	2,962,315

Entergy Corp.	23,272	2,225,501

Evergy, Inc.	30,469	1,768,726

Eversource Energy	33,457	2,373,774

Exelon Corp.	96,941	4,859,652

FirstEnergy Corp.	71,977	2,994,963

Hawaiian Electric Industries, Inc.	14,535	592,592

OGE Energy Corp.	26,750	1,153,460

Pinnacle West Capital Corp.	13,659	1,305,527

Portland General Electric Co.	11,103	575,580

PPL Corp.	138,159	4,385,167

Southern Co. (The)	182,143	9,413,150

Xcel Energy, Inc.	43,225	2,429,677

Total Electric Utilities		54,406,835

Electrical Equipment – 0.6%

Emerson Electric Co.	72,651	4,974,414

Hubbell, Inc.	7,111	838,956

Total Electrical Equipment		5,813,370

Electronic Equipment, Instruments & Components – 0.1%

AVX Corp.	23,172	401,803

Daktronics, Inc.	16,316	121,554

Total Electronic Equipment, Instruments & Components		523,357

Energy Equipment & Services – 0.4%

Archrock, Inc.	30,261	295,953

Baker Hughes a GE Co.	64,447	1,786,471

Helmerich & Payne, Inc.	20,116	1,117,645

RPC, Inc.	14,845	169,381

Total Energy Equipment & Services		3,369,450

Entertainment – 0.1%

AMC Entertainment Holdings, Inc. Class A	13,170	195,574

Cinemark Holdings, Inc.	15,226	608,888

Total Entertainment		804,462

Equity Real Estate Investment Trusts (REITs) – 14.4%

Acadia Realty Trust	14,938	407,359

Agree Realty Corp.	5,868	406,887

Alexander’s, Inc.	3	1,129

Alexandria Real Estate Equities, Inc.	12,176	1,735,811

American Campus Communities, Inc.	22,454	1,068,361

American Finance Trust, Inc.	22,910	247,428

Apartment Investment & Management Co. Class A	19,505	980,906

Apple Hospitality REIT, Inc.	67,072	1,093,274

Armada Hoffler Properties, Inc.	15,055	234,707

Ashford Hospitality Trust, Inc.	47,110	223,773

AvalonBay Communities, Inc.	15,731	3,157,684

Bluerock Residential Growth REIT, Inc.	14,599	157,377

Braemar Hotels & Resorts, Inc.	10,529	128,559

Brandywine Realty Trust	39,782	630,943

Brixmor Property Group, Inc.	77,217	1,418,476

Brookfield Property REIT, Inc. Class A	39,757	814,621

Camden Property Trust	11,978	1,215,767

CareTrust REIT, Inc.	16,230	380,756

CatchMark Timber Trust, Inc. Class A	23,316	228,963

Cedar Realty Trust, Inc.	28,770	97,818

Chatham Lodging Trust	16,148	310,688

Chesapeake Lodging Trust	15,363	427,245

Colony Capital, Inc.	118,819	632,117

Community Healthcare Trust, Inc.	6,459	231,814

CoreCivic, Inc.	38,443	747,716

CorEnergy Infrastructure Trust, Inc.(a)	5,795	212,966

CorePoint Lodging, Inc.	15,394	171,951

CoreSite Realty Corp.	6,434	688,567

Corporate Office Properties Trust	22,768	621,566

Cousins Properties, Inc.	56,714	547,857

Crown Castle International Corp.	57,908	7,412,224

CubeSmart	27,860	892,634

CyrusOne, Inc.	13,063	685,024

DiamondRock Hospitality Co.	45,895	497,043

Digital Realty Trust, Inc.	26,367	3,137,673

Duke Realty Corp.	41,748	1,276,654

Easterly Government Properties, Inc.	17,871	321,857

EastGroup Properties, Inc.	4,546	507,515

EPR Properties	17,214	1,323,757

Equity Residential	41,171	3,101,000

Essential Properties Realty Trust, Inc.	16,450	321,104

Essex Property Trust, Inc.	6,912	1,999,227

Extra Space Storage, Inc.	16,608	1,692,521

Federal Realty Investment Trust	8,755	1,206,877

Four Corners Property Trust, Inc.	13,268	392,733

Franklin Street Properties Corp.	32,253	231,899

Gaming and Leisure Properties, Inc.	61,148	2,358,478

GEO Group, Inc. (The)	39,731	762,835

Getty Realty Corp.	9,049	289,839

Gladstone Commercial Corp.	13,014	270,301

Gladstone Land Corp.	5,152	65,173

Global Medical REIT, Inc.	16,565	162,668

Global Net Lease, Inc.	34,036	643,280

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,481	396,933

HCP, Inc.	68,575	2,146,397

Healthcare Realty Trust, Inc.	20,376	654,273

Healthcare Trust of America, Inc. Class A	36,256	1,036,559

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. High Dividend Fund (DHS)

March 31, 2019

Investments	Shares	Value

Highwoods Properties, Inc.	18,443	$862,764

Hospitality Properties Trust	50,420	1,326,550

Host Hotels & Resorts, Inc.	122,077	2,307,255

Hudson Pacific Properties, Inc.	3,187	109,697

Independence Realty Trust, Inc.	30,566	329,807

Industrial Logistics Properties Trust	35,404	714,099

InfraREIT, Inc.	11,386	238,764

Iron Mountain, Inc.	72,630	2,575,460

iStar, Inc.	17,575	147,982

Jernigan Capital, Inc.	8,802	185,194

Kimco Realty Corp.	106,200	1,964,700

Lamar Advertising Co. Class A	15,819	1,253,814

Lexington Realty Trust	15,555	140,928

Liberty Property Trust	19,854	961,331

Life Storage, Inc.	7,339	713,865

LTC Properties, Inc.	9,230	422,734

Macerich Co. (The)	32,998	1,430,463

Medical Properties Trust, Inc.	81,339	1,505,585

Mid-America Apartment Communities, Inc.	15,419	1,685,759

Monmouth Real Estate Investment Corp.	22,307	294,006

National Health Investors, Inc.	8,605	675,923

National Retail Properties, Inc.	23,815	1,319,113

National Storage Affiliates Trust	11,325	322,876

NexPoint Residential Trust, Inc.	5,175	198,410

NorthStar Realty Europe Corp.	12,174	211,341

Office Properties Income Trust	23,924	661,259

Omega Healthcare Investors, Inc.	53,099	2,025,727

One Liberty Properties, Inc.	4,987	144,623

Outfront Media, Inc.	41,180	963,612

Park Hotels & Resorts, Inc.	40,666	1,263,899

Pebblebrook Hotel Trust	11,204	347,996

Physicians Realty Trust	31,658	595,487

PotlatchDeltic Corp.	227	8,578

Preferred Apartment Communities, Inc. Class A	16,167	239,595

Prologis, Inc.	66,786	4,805,253

PS Business Parks, Inc.	3,525	552,826

Public Storage	24,460	5,326,899

QTS Realty Trust, Inc. Class A	1,112	50,029

Rayonier, Inc.	4,195	132,226

Realty Income Corp.	42,623	3,135,348

Regency Centers Corp.	13,929	940,068

Retail Opportunity Investments Corp.	22,831	395,890

Retail Properties of America, Inc. Class A	2,612	31,840

RLJ Lodging Trust	18,925	332,512

Ryman Hospitality Properties, Inc.	9,864	811,215

Sabra Health Care REIT, Inc.	64,945	1,264,479

Safehold, Inc.	2,403	52,409

Saul Centers, Inc.	487	25,017

Senior Housing Properties Trust	105,965	1,248,268

Simon Property Group, Inc.	44,983	8,196,352

SITE Centers Corp.	37,789	514,686

SL Green Realty Corp.	12,397	1,114,738

Spirit Realty Capital, Inc.	7,303	290,148

STAG Industrial, Inc.	24,366	722,452

STORE Capital Corp.	34,864	1,167,944

Summit Hotel Properties, Inc.	33,797	385,624

Taubman Centers, Inc.	1,897	100,313

Tier REIT, Inc.	10,337	296,258

UDR, Inc.	24,008	1,091,404

UMH Properties, Inc.	14,371	202,344

Uniti Group, Inc.(a)	84,649	947,222

Universal Health Realty Income Trust	2,009	152,101

Urstadt Biddle Properties, Inc. Class A	2,279	47,039

Ventas, Inc.	64,542	4,118,425

VEREIT, Inc.	249,488	2,088,215

VICI Properties, Inc.	83,461	1,826,127

Vornado Realty Trust	17,937	1,209,671

W.P. Carey, Inc.	34,067	2,668,468

Washington Prime Group, Inc.	3,734	21,097

Weingarten Realty Investors	8,936	262,450

Welltower, Inc.	62,891	4,880,342

Weyerhaeuser Co.	152,322	4,012,161

Whitestone REIT	17,930	215,519

Xenia Hotels & Resorts, Inc.	26,883	589,007

Total Equity Real Estate Investment Trusts (REITs)		137,383,146

Food & Staples Retailing – 0.0%

SpartanNash Co.	3,304	52,434

Village Super Market, Inc. Class A	8	219

Total Food & Staples Retailing		52,653

Food Products – 2.3%

Archer-Daniels-Midland Co.	49,007	2,113,672

B&G Foods, Inc.(a)	17,202	420,073

Campbell Soup Co.	39,919	1,522,111

Flowers Foods, Inc.	32,691	696,972

General Mills, Inc.	111,957	5,793,775

J.M. Smucker Co. (The)	14,188	1,652,902

Kellogg Co.	46,616	2,674,826

Kraft Heinz Co. (The)	227,003	7,411,648

Total Food Products		22,285,979

Gas Utilities – 0.2%

National Fuel Gas Co.	10,766	656,295

Northwest Natural Holding Co.	4,228	277,484

South Jersey Industries, Inc.	14,372	460,910

Spire, Inc.	6,458	531,429

Total Gas Utilities		1,926,118

Health Care Providers & Services – 0.2%

Cardinal Health, Inc.	41,573	2,001,740

Hotels, Restaurants & Leisure – 1.1%

Bluegreen Vacations Corp.(a)	119	1,768

Brinker International, Inc.	6,060	268,943

Dine Brands Global, Inc.	1,201	109,639

Las Vegas Sands Corp.	151,900	9,259,824

Six Flags Entertainment Corp.	9,036	445,927

Wyndham Destinations, Inc.	12,265	496,610

Total Hotels, Restaurants & Leisure		10,582,711

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (continued)

WisdomTree U.S. High Dividend Fund (DHS)

March 31, 2019

Investments	Shares	Value

Household Durables – 0.5%

Ethan Allen Interiors, Inc.	8,433	$161,323

Leggett & Platt, Inc.	21,627	913,092

MDC Holdings, Inc.	12,890	374,584

Newell Brands, Inc.	72,242	1,108,192

Tupperware Brands Corp.	15,570	398,281

Whirlpool Corp.	9,872	1,311,890

Total Household Durables		4,267,362

Household Products – 3.4%

Kimberly-Clark Corp.	42,114	5,217,925

Procter & Gamble Co. (The)	260,166	27,070,272

Spectrum Brands Holdings, Inc.	8,946	490,062

Total Household Products		32,778,259

Independent Power & Renewable Electricity Producers – 0.3%

AES Corp.	77,494	1,401,092

Clearway Energy, Inc. Class A	13,995	203,487

Pattern Energy Group, Inc. Class A	32,321	711,062

TerraForm Power, Inc. Class A	56,334	774,029

Total Independent Power & Renewable Electricity Producers		3,089,670

Industrial Conglomerates – 2.1%

General Electric Co.	2,040,439	20,383,986

Insurance – 2.2%

CNA Financial Corp.	32,336	1,401,766

EMC Insurance Group, Inc.	4,914	156,658

Fidelity National Financial, Inc.	39,537	1,445,077

First American Financial Corp.	16,743	862,265

Mercury General Corp.	10,648	533,145

MetLife, Inc.	151,664	6,456,336

Old Republic International Corp.	42,876	896,966

Principal Financial Group, Inc.	51,124	2,565,914

Prudential Financial, Inc.	64,327	5,910,365

Safety Insurance Group, Inc.	2,528	220,290

Stewart Information Services Corp.	4,562	194,752

Total Insurance		20,643,534

Internet & Direct Marketing Retail – 0.0%

PetMed Express, Inc.(a)	7,276	165,747

IT Services – 3.0%

International Business Machines Corp.	167,578	23,645,256

Paychex, Inc.	44,118	3,538,264

Western Union Co. (The)	69,784	1,288,910

Total IT Services		28,472,430

Machinery – 0.3%

Briggs & Stratton Corp.	12,783	151,223

Cummins, Inc.	19,838	3,131,825

NN, Inc.	3,793	28,409

Total Machinery		3,311,457

Media – 0.4%

Entercom Communications Corp. Class A	34,298	180,064

Gannett Co., Inc.	34,800	366,792

Interpublic Group of Cos., Inc. (The)	54,971	1,154,941

Meredith Corp.	7,415	409,753

Omnicom Group, Inc.	26,037	1,900,441

Total Media		4,011,991

Metals & Mining – 0.1%

Compass Minerals International, Inc.	9,362	509,012

Mortgage Real Estate Investment Trusts (REITs) – 0.0%

Arlington Asset Investment Corp. Class A(a)	23,951	190,650

Multi-Utilities – 3.1%

Avista Corp.	9,619	390,724

Black Hills Corp.	7,711	571,154

CenterPoint Energy, Inc.	69,573	2,135,891

Consolidated Edison, Inc.	39,957	3,388,753

Dominion Energy, Inc.	101,094	7,749,866

DTE Energy Co.	21,155	2,638,875

MDU Resources Group, Inc.	24,653	636,787

NiSource, Inc.	40,277	1,154,339

NorthWestern Corp.	7,478	526,526

Public Service Enterprise Group, Inc.	58,902	3,499,368

Sempra Energy	29,735	3,742,447

Unitil Corp.	3,206	173,669

WEC Energy Group, Inc.	34,081	2,695,125

Total Multi-Utilities		29,303,524

Multiline Retail – 0.9%

Kohl’s Corp.	24,715	1,699,650

Macy’s, Inc.	38,672	929,288

Nordstrom, Inc.	19,863	881,520

Target Corp.	62,906	5,048,836

Total Multiline Retail		8,559,294

Oil, Gas & Consumable Fuels – 13.7%

Berry Petroleum Corp.	4,273	49,310

Chevron Corp.	265,131	32,658,837

CVR Energy, Inc.	32,276	1,329,771

Evolution Petroleum Corp.	10,870	73,373

Exxon Mobil Corp.	593,916	47,988,413

Green Plains, Inc.	7,885	131,522

Kinder Morgan, Inc.	388,220	7,768,282

Marathon Petroleum Corp.	75,910	4,543,213

Murphy Oil Corp.	5,820	170,526

Occidental Petroleum Corp.	121,351	8,033,436

ONEOK, Inc.	83,412	5,825,494

PBF Energy, Inc. Class A	18,407	573,194

Phillips 66	60,575	5,764,923

SemGroup Corp. Class A	4,518	66,595

Targa Resources Corp.	71,442	2,968,415

Valero Energy Corp.	66,125	5,609,384

Williams Cos., Inc. (The)	249,871	7,176,295

Total Oil, Gas & Consumable Fuels		130,730,983

Paper & Forest Products – 0.1%

Domtar Corp.	12,282	609,801

PH Glatfelter Co.	3,650	51,538

Total Paper & Forest Products		661,339

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

March 31, 2019

Investments	Shares	Value

Personal Products – 0.2%

Coty, Inc. Class A(a)	192,423	$2,212,864

Natural Health Trends Corp.(a)	2,003	25,959

Total Personal Products		2,238,823

Pharmaceuticals – 3.7%

Bristol-Myers Squibb Co.	177,339	8,460,844

Pfizer, Inc.	621,077	26,377,140

Total Pharmaceuticals		34,837,984

Professional Services – 0.0%

Resources Connection, Inc.	5,383	89,035

Real Estate Management & Development – 0.1%

Kennedy-Wilson Holdings, Inc.	26,322	563,028

Newmark Group, Inc. Class A	16,415	136,901

Total Real Estate Management & Development		699,929

Road & Rail – 0.1%

Ryder System, Inc.	9,968	617,916

Semiconductors & Semiconductor Equipment – 2.8%

Cypress Semiconductor Corp.	50,813	758,130

KLA-Tencor Corp.	15,641	1,867,692

Maxim Integrated Products, Inc.	35,531	1,889,183

NVE Corp.	1,650	161,519

QUALCOMM, Inc.	176,978	10,093,055

Texas Instruments, Inc.	110,955	11,768,997

Xperi Corp.	9,488	222,019

Total Semiconductors & Semiconductor Equipment		26,760,595

Specialty Retail – 0.8%

Abercrombie & Fitch Co. Class A	14,634	401,118

Barnes & Noble, Inc.	25,798	140,083

Bed Bath & Beyond, Inc.	33,933	576,522

Buckle, Inc. (The)	10,435	195,343

Cato Corp. (The) Class A	12,587	188,553

Chico’s FAS, Inc.	38,931	166,236

Designer Brands, Inc.	14,676	326,101

GameStop Corp. Class A	37,195	377,901

Gap, Inc. (The)	52,167	1,365,732

Guess?, Inc.	4,614	90,435

Haverty Furniture Cos., Inc.	4,424	96,797

L Brands, Inc.	78,014	2,151,626

Office Depot, Inc.	81,381	295,413

Penske Automotive Group, Inc.	13,539	604,516

Tile Shop Holdings, Inc.	11,235	63,590

Williams-Sonoma, Inc.(a)	2,144	120,643

Total Specialty Retail		7,160,609

Technology Hardware, Storage & Peripherals – 0.9%

Hewlett Packard Enterprise Co.	169,658	2,617,823

HP, Inc.	165,560	3,216,831

Western Digital Corp.	54,599	2,624,028

Xerox Corp.	13,613	435,343

Total Technology Hardware, Storage & Peripherals		8,894,025

Textiles, Apparel & Luxury Goods – 0.3%

Hanesbrands, Inc.	62,644	1,120,075

Tapestry, Inc.	42,149	1,369,421

Total Textiles, Apparel & Luxury Goods		2,489,496

Thrifts & Mortgage Finance – 0.4%

Dime Community Bancshares, Inc.	9,379	175,669

New York Community Bancorp, Inc.	76,988	890,751

Northwest Bancshares, Inc.	19,826	336,447

Oritani Financial Corp.	16,707	277,837

Provident Financial Services, Inc.	12,046	311,871

Territorial Bancorp, Inc.	579	15,581

TFS Financial Corp.	67,348	1,109,222

TrustCo Bank Corp.	25,749	199,812

United Financial Bancorp, Inc.	11,305	162,227

Total Thrifts & Mortgage Finance		3,479,417

Tobacco – 5.3%

Altria Group, Inc.	401,339	23,048,899

Philip Morris International, Inc.	302,219	26,713,138

Universal Corp.	5,756	331,718

Vector Group Ltd.	80,808	871,918

Total Tobacco		50,965,673

Trading Companies & Distributors – 0.1%

H&E Equipment Services, Inc.	8,437	211,853

Watsco, Inc.	5,492	786,509

Total Trading Companies & Distributors		998,362

Transportation Infrastructure – 0.1%

Macquarie Infrastructure Corp.	18,437	759,973
TOTAL COMMON STOCKS (Cost: $904,423,510)		944,404,544

EXCHANGE-TRADED FUND – 0.7%

United States – 0.7%
WisdomTree U.S. Total Dividend Fund(a)(b) (Cost: $6,382,419)	73,466	6,952,088

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%

United States – 0.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c) (Cost: $2,952,420)(d)	2,952,420	2,952,420
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $913,758,349)		954,309,052

Other Assets less Liabilities – (0.1)%		(1,033,354)

NET ASSETS – 100.0%		$953,275,698
(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,014,863 and the total market value of the collateral held by the Fund was $3,086,591. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $134,171.

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments

WisdomTree U.S. LargeCap Dividend Fund (DLN)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.5%

United States – 99.5%

Aerospace & Defense – 2.9%

Boeing Co. (The)	52,301	$19,948,647

General Dynamics Corp.	28,781	4,872,048

Harris Corp.	9,822	1,568,672

L3 Technologies, Inc.	6,022	1,242,760

Lockheed Martin Corp.	37,580	11,280,013

Northrop Grumman Corp.	14,076	3,794,890

Raytheon Co.	25,770	4,692,201

Textron, Inc.	1,767	89,516

United Technologies Corp.	87,589	11,289,346

Total Aerospace & Defense		58,778,093

Air Freight & Logistics – 0.8%

C.H. Robinson Worldwide, Inc.	12,517	1,088,854

Expeditors International of Washington, Inc.	4,032	306,029

FedEx Corp.	13,896	2,520,873

United Parcel Service, Inc. Class B	109,689	12,256,649

Total Air Freight & Logistics		16,172,405

Airlines – 0.3%

American Airlines Group, Inc.	24,306	771,959

Delta Air Lines, Inc.	69,239	3,576,194

Southwest Airlines Co.	34,205	1,775,581

Total Airlines		6,123,734

Automobiles – 1.0%

Ford Motor Co.	1,098,516	9,644,971

General Motors Co.	264,811	9,824,488

Total Automobiles		19,469,459

Banks – 8.6%

Bank of America Corp.	1,028,143	28,366,465

BB&T Corp.	120,238	5,594,674

Citigroup, Inc.	332,760	20,704,327

Citizens Financial Group, Inc.	77,668	2,524,210

Comerica, Inc.	26,621	1,951,852

Fifth Third Bancorp	89,021	2,245,110

First Republic Bank	1,430	143,658

Huntington Bancshares, Inc.	185,675	2,354,359

JPMorgan Chase & Co.	452,584	45,815,078

KeyCorp	172,676	2,719,647

M&T Bank Corp.	15,245	2,393,770

PNC Financial Services Group, Inc. (The)	61,508	7,544,571

Regions Financial Corp.	154,619	2,187,859

SunTrust Banks, Inc.	77,305	4,580,321

U.S. Bancorp	212,740	10,251,941

Wells Fargo & Co.	735,904	35,558,881

Total Banks		174,936,723

Beverages – 2.9%

Brown-Forman Corp. Class B	10,621	560,576

Coca-Cola Co. (The)	575,066	26,947,593

Constellation Brands, Inc. Class A	11,125	1,950,546

Keurig Dr Pepper, Inc.	121,513	3,398,719

Molson Coors Brewing Co. Class B	25,004	1,491,489

PepsiCo, Inc.	196,637	24,097,864

Total Beverages		58,446,787

Biotechnology – 2.6%

AbbVie, Inc.	314,500	25,345,555

Amgen, Inc.	75,329	14,311,003

Gilead Sciences, Inc.	193,659	12,589,772

Total Biotechnology		52,246,330

Capital Markets – 3.0%

Ameriprise Financial, Inc.	17,775	2,276,978

Bank of New York Mellon Corp. (The)	101,054	5,096,153

BlackRock, Inc.	20,930	8,944,854

Charles Schwab Corp. (The)	77,625	3,319,245

CME Group, Inc.	23,667	3,895,115

E*TRADE Financial Corp.	14,320	664,878

Franklin Resources, Inc.	70,012	2,320,198

Goldman Sachs Group, Inc. (The)	30,306	5,818,449

Intercontinental Exchange, Inc.	31,798	2,421,100

Moody’s Corp.	9,982	1,807,640

Morgan Stanley	225,670	9,523,274

MSCI, Inc.	3,179	632,112

Nasdaq, Inc.	13,920	1,217,861

Northern Trust Corp.	21,647	1,957,105

S&P Global, Inc.	13,882	2,922,855

State Street Corp.	50,347	3,313,336

T. Rowe Price Group, Inc.	27,212	2,724,465

TD Ameritrade Holding Corp.	57,272	2,863,027

Total Capital Markets		61,718,645

Chemicals – 1.5%

Air Products & Chemicals, Inc.	27,573	5,265,340

Celanese Corp.	14,009	1,381,428

DowDuPont, Inc.	284,012	15,140,680

Ecolab, Inc.	14,086	2,486,742

International Flavors & Fragrances, Inc.	11,129	1,433,304

Mosaic Co. (The)	184	5,025

PPG Industries, Inc.	21,408	2,416,321

Sherwin-Williams Co. (The)	3,571	1,538,065

Total Chemicals		29,666,905

Commercial Services & Supplies – 0.4%

Cintas Corp.	5,542	1,120,094

Republic Services, Inc.	30,270	2,433,102

Rollins, Inc.	5,152	214,426

Waste Management, Inc.	39,011	4,053,633

Total Commercial Services & Supplies		7,821,255

Communications Equipment – 1.6%

Cisco Systems, Inc.	554,170	29,919,638

Motorola Solutions, Inc.	14,002	1,966,161

Total Communications Equipment		31,885,799

Construction Materials – 0.0%

Vulcan Materials Co.	2,543	301,091

Consumer Finance – 0.8%

American Express Co.	55,446	6,060,248

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

March 31, 2019

Investments	Shares	Value

Capital One Financial Corp.	43,373	$3,543,140

Discover Financial Services	30,870	2,196,709

Synchrony Financial	114,043	3,637,972

Total Consumer Finance		15,438,069

Containers & Packaging – 0.2%

Ball Corp.	13,764	796,385

International Paper Co.	82,508	3,817,645

Total Containers & Packaging		4,614,030

Distributors – 0.1%

Genuine Parts Co.	14,309	1,603,037

Diversified Telecommunication Services – 5.6%

AT&T, Inc.	2,030,427	63,674,191

CenturyLink, Inc.	537,740	6,447,502

Verizon Communications, Inc.	743,929	43,988,522

Total Diversified Telecommunication Services		114,110,215

Electric Utilities – 3.4%

American Electric Power Co., Inc.	72,491	6,071,121

Avangrid, Inc.	47,087	2,370,831

Duke Energy Corp.	125,796	11,321,640

Edison International	51,397	3,182,502

Entergy Corp.	33,309	3,185,340

Evergy, Inc.	28,662	1,663,829

Eversource Energy	41,682	2,957,338

Exelon Corp.	124,294	6,230,858

FirstEnergy Corp.	74,550	3,102,026

NextEra Energy, Inc.	50,742	9,809,443

PPL Corp.	153,991	4,887,674

Southern Co. (The)	210,163	10,861,224

Xcel Energy, Inc.	65,980	3,708,736

Total Electric Utilities		69,352,562

Electrical Equipment – 0.4%

AMETEK, Inc.	7,461	619,039

Emerson Electric Co.	80,679	5,524,091

Rockwell Automation, Inc.	13,879	2,435,210

Total Electrical Equipment		8,578,340

Electronic Equipment, Instruments & Components – 0.2%

Amphenol Corp. Class A	15,684	1,481,197

CDW Corp.	4,186	403,405

Corning, Inc.	78,243	2,589,843

Total Electronic Equipment, Instruments & Components		4,474,445

Energy Equipment & Services – 0.1%

Halliburton Co.	94,519	2,769,407

Entertainment – 0.7%

Activision Blizzard, Inc.	26,968	1,227,853

Walt Disney Co. (The)	112,131	12,449,905

Total Entertainment		13,677,758

Equity Real Estate Investment Trusts (REITs) – 4.2%

Alexandria Real Estate Equities, Inc.	12,770	1,820,491

American Tower Corp.	36,744	7,240,773

AvalonBay Communities, Inc.	16,404	3,292,775

Boston Properties, Inc.	21,467	2,874,002

Crown Castle International Corp.	70,963	9,083,264

Digital Realty Trust, Inc.	32,572	3,876,068

Equinix, Inc.	8,533	3,866,814

Equity Residential	42,986	3,237,706

Essex Property Trust, Inc.	8,435	2,439,739

HCP, Inc.	108,442	3,394,235

Host Hotels & Resorts, Inc.	147,139	2,780,927

Prologis, Inc.	82,250	5,917,888

Public Storage	27,248	5,934,069

Realty Income Corp.	52,984	3,897,503

Simon Property Group, Inc.	55,520	10,116,299

Ventas, Inc.	71,000	4,530,510

Vornado Realty Trust	24,283	1,637,646

Welltower, Inc.	74,952	5,816,275

Weyerhaeuser Co.	178,097	4,691,075

Total Equity Real Estate Investment Trusts (REITs)		86,448,059

Food & Staples Retailing – 2.1%

Costco Wholesale Corp.	21,388	5,178,890

Kroger Co. (The)	51,391	1,264,219

Sysco Corp.	55,450	3,701,842

Walgreens Boots Alliance, Inc.	85,871	5,433,058

Walmart, Inc.	281,391	27,444,064

Total Food & Staples Retailing		43,022,073

Food Products – 1.9%

Archer-Daniels-Midland Co.	62,962	2,715,551

Conagra Brands, Inc.	64,935	1,801,297

General Mills, Inc.	122,683	6,348,845

Hershey Co. (The)	18,697	2,146,977

Hormel Foods Corp.	46,934	2,100,766

Kellogg Co.	56,493	3,241,568

Kraft Heinz Co. (The)	264,464	8,634,750

McCormick & Co., Inc. Non-Voting Shares	9,018	1,358,381

Mondelez International, Inc. Class A	151,579	7,566,824

Tyson Foods, Inc. Class A	33,684	2,338,680

Total Food Products		38,253,639

Health Care Equipment & Supplies – 1.2%

Abbott Laboratories	120,698	9,648,598

Baxter International, Inc.	26,889	2,186,344

Becton, Dickinson and Co.	14,115	3,524,939

Danaher Corp.	20,195	2,666,144

ResMed, Inc.	9,573	995,305

Stryker Corp.	19,082	3,769,077

Zimmer Biomet Holdings, Inc.	8,041	1,026,836

Total Health Care Equipment & Supplies		23,817,243

Health Care Providers & Services – 1.6%

AmerisourceBergen Corp.	18,810	1,495,771

Anthem, Inc.	12,644	3,628,575

Cardinal Health, Inc.	40,551	1,952,531

Cigna Corp.	351	56,448

CVS Health Corp.	147,579	7,958,936

HCA Healthcare, Inc.	13,093	1,707,065

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

March 31, 2019

Investments	Shares	Value

Humana, Inc.	4,280	$1,138,480

McKesson Corp.	11,923	1,395,706

UnitedHealth Group, Inc.	56,173	13,889,336

Total Health Care Providers & Services		33,222,848

Hotels, Restaurants & Leisure – 2.2%

Darden Restaurants, Inc.	11,529	1,400,428

Hilton Worldwide Holdings, Inc.	12,923	1,074,030

Las Vegas Sands Corp.	177,686	10,831,739

Marriott International, Inc. Class A	22,140	2,769,493

McDonald’s Corp.	83,845	15,922,165

MGM Resorts International	47,814	1,226,907

Starbucks Corp.	118,934	8,841,554

Yum! Brands, Inc.	22,877	2,283,353

Total Hotels, Restaurants & Leisure		44,349,669

Household Durables – 0.0%

D.R. Horton, Inc.	23,961	991,506

Lennar Corp. Class A	150	7,364

Total Household Durables		998,870

Household Products – 2.4%

Church & Dwight Co., Inc.	13,653	972,503

Clorox Co. (The)	13,824	2,218,199

Colgate-Palmolive Co.	95,655	6,556,194

Kimberly-Clark Corp.	46,829	5,802,113

Procter & Gamble Co. (The)	315,948	32,874,389

Total Household Products		48,423,398

Industrial Conglomerates – 2.5%

3M Co.	68,724	14,279,473

General Electric Co.	2,240,098	22,378,579

Honeywell International, Inc.	76,860	12,214,591

Roper Technologies, Inc.	3,654	1,249,558

Total Industrial Conglomerates		50,122,201

Insurance – 2.4%

Aflac, Inc.	76,450	3,822,500

Allstate Corp. (The)	36,311	3,419,770

American International Group, Inc.	133,709	5,757,509

Arthur J. Gallagher & Co.	13,847	1,081,451

Cincinnati Financial Corp.	13,608	1,168,927

CNA Financial Corp.	33,630	1,457,860

Hartford Financial Services Group, Inc. (The)	48,648	2,418,779

Lincoln National Corp.	28,669	1,682,870

Loews Corp.	148	7,094

Marsh & McLennan Cos., Inc.	44,759	4,202,870

MetLife, Inc.	186,287	7,930,238

Principal Financial Group, Inc.	51,088	2,564,107

Progressive Corp. (The)	47,887	3,452,174

Prudential Financial, Inc.	72,133	6,627,580

Travelers Cos., Inc. (The)	29,580	4,057,193

Total Insurance		49,650,922

Internet & Direct Marketing Retail – 0.0%

Expedia Group, Inc.	6,641	790,279

IT Services – 3.0%

Automatic Data Processing, Inc.	44,927	7,176,639

Cognizant Technology Solutions Corp. Class A	31,843	2,307,025

DXC Technology Co.	13,458	865,484

Fidelity National Information Services, Inc.	18,378	2,078,552

International Business Machines Corp.	203,649	28,734,874

MasterCard, Inc. Class A	23,156	5,452,080

Paychex, Inc.	52,243	4,189,889

Total System Services, Inc.	6,135	582,886

Visa, Inc. Class A	56,697	8,855,505

Total IT Services		60,242,934

Life Sciences Tools & Services – 0.1%

Agilent Technologies, Inc.	14,478	1,163,742

Thermo Fisher Scientific, Inc.	5,724	1,566,773

Total Life Sciences Tools & Services		2,730,515

Machinery – 1.6%

Caterpillar, Inc.	69,408	9,404,090

Cummins, Inc.	23,746	3,748,781

Deere & Co.	25,479	4,072,563

Dover Corp.	17,760	1,665,888

Fortive Corp.	6,991	586,475

Illinois Tool Works, Inc.	44,391	6,371,440

PACCAR, Inc.	36,479	2,485,679

Parker-Hannifin Corp.	11,918	2,045,367

Stanley Black & Decker, Inc.	14,544	1,980,457

Xylem, Inc.	4,024	318,057

Total Machinery		32,678,797

Media – 1.0%

CBS Corp. Class B Non-Voting Shares	22,080	1,049,463

Comcast Corp. Class A	407,882	16,307,122

Fox Corp. Class A*	12,496	458,728

Fox Corp. Class B*	9,809	351,947

Omnicom Group, Inc.	25,202	1,839,494

Sirius XM Holdings, Inc.	150,667	854,282

Total Media		20,861,036

Metals & Mining – 0.2%

Freeport-McMoRan, Inc.	81,167	1,046,242

Newmont Mining Corp.	36,579	1,308,431

Nucor Corp.	40,151	2,342,811

Total Metals & Mining		4,697,484

Multi-Utilities – 1.7%

Ameren Corp.	30,945	2,276,005

CenterPoint Energy, Inc.	83,851	2,574,226

CMS Energy Corp.	33,650	1,868,921

Consolidated Edison, Inc.	48,061	4,076,053

Dominion Energy, Inc.	120,717	9,254,165

DTE Energy Co.	25,232	3,147,440

Public Service Enterprise Group, Inc.	72,801	4,325,107

Sempra Energy	36,108	4,544,553

WEC Energy Group, Inc.	42,366	3,350,303

Total Multi-Utilities		35,416,773

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

March 31, 2019

Investments	Shares	Value

Multiline Retail – 0.4%

Dollar General Corp.	13,351	$1,592,775

Target Corp.	78,851	6,328,581

Total Multiline Retail		7,921,356

Oil, Gas & Consumable Fuels – 8.4%

Anadarko Petroleum Corp.	43,522	1,979,381

Apache Corp.	47,079	1,631,758

Chevron Corp.	316,525	38,989,549

ConocoPhillips	87,234	5,821,997

Devon Energy Corp.	31,636	998,432

EOG Resources, Inc.	23,716	2,257,289

Exxon Mobil Corp.	782,686	63,241,029

Hess Corp.	17,904	1,078,358

Kinder Morgan, Inc.	474,561	9,495,966

Marathon Oil Corp.	24,805	414,491

Marathon Petroleum Corp.	93,365	5,587,895

Occidental Petroleum Corp.	148,431	9,826,132

ONEOK, Inc.	102,870	7,184,441

Phillips 66	74,248	7,066,182

Pioneer Natural Resources Co.	3,060	465,977

Valero Energy Corp.	81,255	6,892,862

Williams Cos., Inc. (The)	287,954	8,270,039

Total Oil, Gas & Consumable Fuels		171,201,778

Personal Products – 0.1%

Estee Lauder Cos., Inc. (The) Class A	12,682	2,099,505

Pharmaceuticals – 6.2%

Bristol-Myers Squibb Co.	216,181	10,313,996

Eli Lilly & Co.	92,146	11,956,865

Johnson & Johnson	305,165	42,659,015

Merck & Co., Inc.	320,147	26,626,626

Pfizer, Inc.	766,469	32,551,938

Zoetis, Inc.	12,215	1,229,684

Total Pharmaceuticals		125,338,124

Road & Rail – 1.0%

CSX Corp.	50,934	3,810,882

Norfolk Southern Corp.	24,894	4,652,440

Union Pacific Corp.	71,508	11,956,137

Total Road & Rail		20,419,459

Semiconductors & Semiconductor Equipment – 4.4%

Analog Devices, Inc.	36,668	3,860,040

Applied Materials, Inc.	90,927	3,606,165

Broadcom, Inc.	46,617	14,018,198

Intel Corp.	489,640	26,293,668

KLA-Tencor Corp.	21,253	2,537,821

Lam Research Corp.	18,643	3,337,283

Maxim Integrated Products, Inc.	44,510	2,366,597

Microchip Technology, Inc.(a)	22,529	1,869,006

NVIDIA Corp.	12,602	2,262,815

QUALCOMM, Inc.	215,135	12,269,149

Skyworks Solutions, Inc.	14,560	1,200,909

Texas Instruments, Inc.	135,161	14,336,527

Xilinx, Inc.	19,550	2,478,745

Total Semiconductors & Semiconductor Equipment		90,436,923

Software – 4.2%

Citrix Systems, Inc.	9,054	902,322

Intuit, Inc.	11,242	2,938,771

Microsoft Corp.	571,273	67,375,938

Oracle Corp.	257,737	13,843,054

Symantec Corp.	19,795	455,087

Total Software		85,515,172

Specialty Retail – 2.0%

Best Buy Co., Inc.	40,970	2,911,328

Home Depot, Inc. (The)	115,685	22,198,795

Lowe’s Cos., Inc.	72,585	7,945,880

Ross Stores, Inc.	18,281	1,701,961

TJX Cos., Inc. (The)	94,773	5,042,871

Total Specialty Retail		39,800,835

Technology Hardware, Storage & Peripherals – 3.9%

Apple, Inc.	354,605	67,357,219

Hewlett Packard Enterprise Co.	187,432	2,892,076

HP, Inc.	204,144	3,966,518

NetApp, Inc.	30,903	2,142,814

Western Digital Corp.	53,784	2,584,859

Total Technology Hardware, Storage & Peripherals		78,943,486

Textiles, Apparel & Luxury Goods – 0.5%

NIKE, Inc. Class B	68,223	5,745,059

VF Corp.	47,213	4,103,282

Total Textiles, Apparel & Luxury Goods		9,848,341

Tobacco – 2.9%

Altria Group, Inc.	476,427	27,361,203

Philip Morris International, Inc.	366,831	32,424,192

Total Tobacco		59,785,395

Trading Companies & Distributors – 0.2%

Fastenal Co.	36,726	2,361,849

W.W. Grainger, Inc.	3,257	980,129

Total Trading Companies & Distributors		3,341,978

Water Utilities – 0.1%

American Water Works Co., Inc.	16,082	1,676,709
TOTAL COMMON STOCKS (Cost: $1,673,906,444)		2,024,240,890

EXCHANGE-TRADED FUND – 0.4%

United States – 0.4%
WisdomTree U.S. Total Dividend Fund(a)(b) (Cost: $6,939,614)	76,179	7,208,819

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%

United States – 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c)
(Cost: $561,537)(d)	561,537	561,537

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $1,681,407,595)		2,032,011,246

Other Assets less Liabilities – 0.1%		2,954,103

NET ASSETS – 100.0%		$2,034,965,349

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

March 31, 2019

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,231,329 and the total market value of the collateral held by the Fund was $2,247,579. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,686,042.

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.7%

United States – 99.7%

Aerospace & Defense – 2.8%

Arconic, Inc.	5,985	$114,373

Boeing Co. (The)	4,933	1,881,545

General Dynamics Corp.	3,424	579,615

Harris Corp.	946	151,086

HEICO Corp.	488	46,297

Huntington Ingalls Industries, Inc.	665	137,788

L3 Technologies, Inc.	730	150,650

Lockheed Martin Corp.	3,152	946,104

Northrop Grumman Corp.	2,077	559,959

Raytheon Co.	2,832	515,650

Spirit AeroSystems Holdings, Inc. Class A	1,415	129,515

Teledyne Technologies, Inc.*	256	60,675

Textron, Inc.	4,076	206,490

TransDigm Group, Inc.*	415	188,406

United Technologies Corp.	8,723	1,124,307

Total Aerospace & Defense		6,792,460

Air Freight & Logistics – 0.8%

C.H. Robinson Worldwide, Inc.	1,302	113,261

Expeditors International of Washington, Inc.	1,485	112,711

FedEx Corp.	3,360	609,538

United Parcel Service, Inc. Class B	9,487	1,060,077

XPO Logistics, Inc.*	1,074	57,717

Total Air Freight & Logistics		1,953,304

Airlines – 0.7%

Alaska Air Group, Inc.	1,504	84,405

American Airlines Group, Inc.	7,920	251,539

Delta Air Lines, Inc.	12,155	627,806

Southwest Airlines Co.	8,298	430,749

United Continental Holdings, Inc.*	4,236	337,948

Total Airlines		1,732,447

Auto Components – 0.2%

BorgWarner, Inc.	4,076	156,559

Lear Corp.	1,681	228,129

Total Auto Components		384,688

Automobiles – 1.1%

Ford Motor Co.	131,392	1,153,622

General Motors Co.	42,160	1,564,136

Total Automobiles		2,717,758

Banks – 9.4%

Bank of America Corp.	178,198	4,916,483

BB&T Corp.	11,408	530,814

Citigroup, Inc.	53,283	3,315,268

Citizens Financial Group, Inc.	9,477	308,003

Comerica, Inc.	2,919	214,021

Fifth Third Bancorp	14,817	373,685

First Republic Bank	1,645	165,257

Huntington Bancshares, Inc.	18,955	240,349

JPMorgan Chase & Co.	53,645	5,430,483

KeyCorp	19,972	314,559

M&T Bank Corp.	1,946	305,561

PNC Financial Services Group, Inc. (The)	7,050	864,753

Regions Financial Corp.	20,042	283,594

SunTrust Banks, Inc.	8,606	509,906

SVB Financial Group*	822	182,780

U.S. Bancorp	23,494	1,132,176

Wells Fargo & Co.	67,538	3,263,436

Zions Bancorp NA	3,359	152,532

Total Banks		22,503,660

Beverages – 1.5%

Brown-Forman Corp. Class B	2,950	155,701

Coca-Cola Co. (The)	24,654	1,155,286

Constellation Brands, Inc. Class A	2,950	517,224

Molson Coors Brewing Co. Class B	3,503	208,954

Monster Beverage Corp.*	3,358	183,280

PepsiCo, Inc.	12,051	1,476,850

Total Beverages		3,697,295

Biotechnology – 2.6%

AbbVie, Inc.	15,870	1,278,963

Alexion Pharmaceuticals, Inc.*	326	44,069

Amgen, Inc.	7,833	1,488,113

Biogen, Inc.*	2,496	590,005

Celgene Corp.*	11,113	1,048,401

Gilead Sciences, Inc.	19,540	1,270,295

Regeneron Pharmaceuticals, Inc.*	1,007	413,494

Vertex Pharmaceuticals, Inc.*	665	122,327

Total Biotechnology		6,255,667

Building Products – 0.1%

A.O. Smith Corp.	1,782	95,016

Lennox International, Inc.	320	84,608

Masco Corp.	3,609	141,870

Total Building Products		321,494

Capital Markets – 4.4%

Ameriprise Financial, Inc.	3,304	423,242

Bank of New York Mellon Corp. (The)	13,191	665,222

BlackRock, Inc.	2,089	892,776

CBOE Global Markets, Inc.	597	56,978

Charles Schwab Corp. (The)	13,346	570,675

CME Group, Inc.	1,851	304,638

E*TRADE Financial Corp.	3,763	174,716

FactSet Research Systems, Inc.	251	62,316

Franklin Resources, Inc.	9,737	322,684

Goldman Sachs Group, Inc. (The)	10,227	1,963,482

Interactive Brokers Group, Inc. Class A	1,014	52,606

Intercontinental Exchange, Inc.	4,292	326,793

KKR & Co., Inc. Class A	15,876	372,927

MarketAxess Holdings, Inc.	127	31,252

Moody’s Corp.	1,584	286,847

Morgan Stanley	38,598	1,628,836

MSCI, Inc.	579	115,128

Nasdaq, Inc.	1,494	130,710

Northern Trust Corp.	2,828	255,679

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2019

Investments	Shares	Value

Raymond James Financial, Inc.	2,288	$183,978

S&P Global, Inc.	2,083	438,576

SEI Investments Co.	1,754	91,646

State Street Corp.	7,402	487,126

T. Rowe Price Group, Inc.	3,733	373,748

TD Ameritrade Holding Corp.	5,151	257,498

Total Capital Markets		10,470,079

Chemicals – 1.0%

Air Products & Chemicals, Inc.	1,865	356,140

Albemarle Corp.	1,511	123,872

Celanese Corp.	2,737	269,896

CF Industries Holdings, Inc.	752	30,742

DowDuPont, Inc.	3,852	205,350

Eastman Chemical Co.	3,027	229,689

Ecolab, Inc.	1,734	306,120

FMC Corp.	1,333	102,401

International Flavors & Fragrances, Inc.	570	73,410

Livent Corp.*	1,245	15,289

PPG Industries, Inc.	2,436	274,951

RPM International, Inc.	845	49,044

Sherwin-Williams Co. (The)	623	268,332

Westlake Chemical Corp.	3,050	206,973

Total Chemicals		2,512,209

Commercial Services & Supplies – 0.4%

Cintas Corp.	713	144,104

Copart, Inc.*	1,682	101,912

Republic Services, Inc.	2,295	184,472

Rollins, Inc.	1,183	49,237

Waste Management, Inc.	3,548	368,673

Total Commercial Services & Supplies		848,398

Communications Equipment – 1.2%

Arista Networks, Inc.*	519	163,205

Cisco Systems, Inc.	44,963	2,427,552

F5 Networks, Inc.*	532	83,487

Juniper Networks, Inc.	2,830	74,910

Motorola Solutions, Inc.	1,192	167,381

Ubiquiti Networks, Inc.	506	75,753

Total Communications Equipment		2,992,288

Construction & Engineering – 0.0%

Jacobs Engineering Group, Inc.	791	59,475

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	486	97,773

Vulcan Materials Co.	739	87,498

Total Construction Materials		185,271

Consumer Finance – 1.5%

Ally Financial, Inc.	10,126	278,364

American Express Co.	10,609	1,159,564

Capital One Financial Corp.	12,575	1,027,252

Discover Financial Services	7,416	527,722

Synchrony Financial	19,150	610,885

Total Consumer Finance		3,603,787

Containers & Packaging – 0.3%

Avery Dennison Corp.	929	104,977

Ball Corp.	2,004	115,952

International Paper Co.	6,230	288,262

Packaging Corp. of America	1,256	124,821

WestRock Co.	3,214	123,257

Total Containers & Packaging		757,269

Distributors – 0.1%

Genuine Parts Co.	1,453	162,779

LKQ Corp.*	3,847	109,178

Total Distributors		271,957

Diversified Consumer Services – 0.0%

Service Corp. International	1,359	54,564

Diversified Financial Services – 2.6%

Berkshire Hathaway, Inc. Class B*	30,538	6,134,779

Diversified Telecommunication Services – 2.4%

AT&T, Inc.	84,432	2,647,788

CenturyLink, Inc.	5,854	70,189

Verizon Communications, Inc.	49,351	2,918,125

Total Diversified Telecommunication Services		5,636,102

Electric Utilities – 1.9%

Alliant Energy Corp.	2,033	95,815

American Electric Power Co., Inc.	4,337	363,224

Avangrid, Inc.	313	15,760

Duke Energy Corp.	6,251	562,590

Edison International	2,736	169,413

Entergy Corp.	1,966	188,009

Evergy, Inc.	1,636	94,970

Eversource Energy	2,713	192,487

Exelon Corp.	9,391	470,771

NextEra Energy, Inc.	6,067	1,172,872

Pinnacle West Capital Corp.	1,044	99,785

PPL Corp.	10,601	336,476

Southern Co. (The)	8,401	434,164

Xcel Energy, Inc.	4,309	242,209

Total Electric Utilities		4,438,545

Electrical Equipment – 0.3%

AMETEK, Inc.	1,812	150,342

Emerson Electric Co.	6,040	413,559

Rockwell Automation, Inc.	1,214	213,008

Total Electrical Equipment		776,909

Electronic Equipment, Instruments & Components – 0.3%

Amphenol Corp. Class A	2,560	241,766

CDW Corp.	1,259	121,330

Corning, Inc.	7,131	236,036

Keysight Technologies, Inc.*	202	17,614

Trimble, Inc.*	1,289	52,076

Zebra Technologies Corp. Class A*	396	82,974

Total Electronic Equipment, Instruments & Components		751,796

Energy Equipment & Services – 0.1%

Halliburton Co.	5,838	171,053

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2019

Investments	Shares	Value

Entertainment – 1.4%

Activision Blizzard, Inc.	4,939	$224,873

Electronic Arts, Inc.*	2,673	271,657

Netflix, Inc.*	844	300,937

Take-Two Interactive Software, Inc.*	341	32,180

Viacom, Inc. Class B	9,743	273,486

Walt Disney Co. (The)	19,453	2,159,866

Total Entertainment		3,262,999

Equity Real Estate Investment Trusts (REITs) – 1.4%

Alexandria Real Estate Equities, Inc.	612	87,247

American Tower Corp.	1,256	247,507

AvalonBay Communities, Inc.	799	160,383

Boston Properties, Inc.	773	103,489

Camden Property Trust	415	42,123

Crown Castle International Corp.	742	94,976

Digital Realty Trust, Inc.	427	50,813

Duke Realty Corp.	2,354	71,985

Equinix, Inc.	145	65,708

Equity LifeStyle Properties, Inc.	368	42,062

Equity Residential	1,733	130,530

Essex Property Trust, Inc.	269	77,806

Extra Space Storage, Inc.	934	95,184

Federal Realty Investment Trust	333	45,904

HCP, Inc.	1,293	40,471

Host Hotels & Resorts, Inc.	8,751	165,394

Iron Mountain, Inc.	1,324	46,949

Mid-America Apartment Communities, Inc.	490	53,572

Prologis, Inc.	3,761	270,604

Public Storage	1,158	252,189

Realty Income Corp.	954	70,176

Regency Centers Corp.	684	46,163

SBA Communications Corp.*	44	8,785

Simon Property Group, Inc.	2,271	413,799

SL Green Realty Corp.	620	55,750

Sun Communities, Inc.	150	17,778

UDR, Inc.	857	38,959

Ventas, Inc.	2,050	130,811

VICI Properties, Inc.	3,202	70,060

Vornado Realty Trust	944	63,663

W.P. Carey, Inc.	715	56,006

Welltower, Inc.	1,437	111,511

Weyerhaeuser Co.	8,264	217,674

Total Equity Real Estate Investment Trusts (REITs)		3,446,031

Food & Staples Retailing – 1.3%

Costco Wholesale Corp.	2,747	665,158

Kroger Co. (The)	17,542	431,533

Sysco Corp.	4,367	291,541

Walgreens Boots Alliance, Inc.	11,632	735,957

Walmart, Inc.	9,083	885,865

Total Food & Staples Retailing		3,010,054

Food Products – 1.5%

Archer-Daniels-Midland Co.	7,567	326,365

Campbell Soup Co.	909	34,660

Conagra Brands, Inc.	4,743	131,571

General Mills, Inc.	7,755	401,321

Hershey Co. (The)	1,741	199,919

Hormel Foods Corp.	3,884	173,848

J.M. Smucker Co. (The)	1,218	141,897

Kellogg Co.	5,293	303,712

Kraft Heinz Co. (The)	14,721	480,641

Lamb Weston Holdings, Inc.	1,008	75,539

McCormick & Co., Inc. Non-Voting Shares	716	107,851

Mondelez International, Inc. Class A	14,236	710,661

Tyson Foods, Inc. Class A	6,623	459,835

Total Food Products		3,547,820

Gas Utilities – 0.1%

Atmos Energy Corp.	841	86,564

UGI Corp.	1,745	96,708

Total Gas Utilities		183,272

Health Care Equipment & Supplies – 1.4%

Abbott Laboratories	5,917	473,005

ABIOMED, Inc.*	113	32,272

Align Technology, Inc.*	320	90,986

Baxter International, Inc.	3,470	282,146

Becton, Dickinson and Co.	629	157,080

Boston Scientific Corp.*	6,632	254,536

Cooper Cos., Inc. (The)	247	73,154

Danaher Corp.	4,962	655,083

DexCom, Inc.*	42	5,002

Edwards Lifesciences Corp.*	1,155	220,986

IDEXX Laboratories, Inc.*	368	82,285

Intuitive Surgical, Inc.*	424	241,926

ResMed, Inc.	775	80,577

Stryker Corp.	2,356	465,357

Teleflex, Inc.	139	42,000

Varian Medical Systems, Inc.*	564	79,930

West Pharmaceutical Services, Inc.	319	35,154

Zimmer Biomet Holdings, Inc.	1,310	167,287

Total Health Care Equipment & Supplies		3,438,766

Health Care Providers & Services – 2.6%

AmerisourceBergen Corp.	2,487	197,766

Anthem, Inc.	2,256	647,427

Cardinal Health, Inc.	2,907	139,972

Centene Corp.*	2,200	116,820

Cigna Corp.	2,699	434,053

Covetrus, Inc.*	508	16,180

CVS Health Corp.	13,902	749,735

DaVita, Inc.*	1,201	65,202

HCA Healthcare, Inc.	4,942	644,338

Henry Schein, Inc.*	1,287	77,362

Humana, Inc.	966	256,956

Laboratory Corp. of America Holdings*	1,233	188,624

McKesson Corp.	2,500	292,650

Molina Healthcare, Inc.*	391	55,506

Quest Diagnostics, Inc.	1,536	138,117

UnitedHealth Group, Inc.	7,744	1,914,782

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2019

Investments	Shares	Value

Universal Health Services, Inc. Class B	1,322	$176,844

WellCare Health Plans, Inc.*	306	82,544

Total Health Care Providers & Services		6,194,878

Health Care Technology – 0.1%

Cerner Corp.*	2,241	128,207

Veeva Systems, Inc. Class A*	295	37,424

Total Health Care Technology		165,631

Hotels, Restaurants & Leisure – 1.7%

Aramark	1,939	57,297

Chipotle Mexican Grill, Inc.*	83	58,956

Darden Restaurants, Inc.	1,022	124,142

Domino’s Pizza, Inc.	261	67,364

Hilton Worldwide Holdings, Inc.	1,798	149,432

Las Vegas Sands Corp.	8,582	523,159

Marriott International, Inc. Class A	3,848	481,346

McDonald’s Corp.	5,944	1,128,766

MGM Resorts International	2,184	56,041

Starbucks Corp.	12,974	964,487

Vail Resorts, Inc.	246	53,456

Wynn Resorts Ltd.	908	108,343

Yum! Brands, Inc.	4,031	402,334

Total Hotels, Restaurants & Leisure		4,175,123

Household Durables – 0.4%

D.R. Horton, Inc.	7,959	329,343

Lennar Corp. Class A	5,606	275,199

Mohawk Industries, Inc.*	1,393	175,727

NVR, Inc.*	55	152,185

Whirlpool Corp.	1,055	140,199

Total Household Durables		1,072,653

Household Products – 1.3%

Church & Dwight Co., Inc.	1,500	106,845

Clorox Co. (The)	879	141,044

Colgate-Palmolive Co.	6,811	466,826

Kimberly-Clark Corp.	2,544	315,202

Procter & Gamble Co. (The)	19,485	2,027,414

Total Household Products		3,057,331

Independent Power & Renewable Electricity Producers – 0.1%

AES Corp.	10,524	190,274

Vistra Energy Corp.	305	7,939

Total Independent Power & Renewable Electricity Producers		198,213

Industrial Conglomerates – 1.2%

3M Co.	5,719	1,188,294

Honeywell International, Inc.	9,187	1,459,998

Roper Technologies, Inc.	621	212,363

Total Industrial Conglomerates		2,860,655

Insurance – 3.0%

Aflac, Inc.	12,361	618,050

Alleghany Corp.*	267	163,511

Allstate Corp. (The)	7,347	691,940

American Financial Group, Inc.	1,487	143,064

American International Group, Inc.	3,192	137,448

Arthur J. Gallagher & Co.	1,665	130,037

Brown & Brown, Inc.	2,046	60,377

Cincinnati Financial Corp.	1,973	169,481

CNA Financial Corp.	4,870	211,115

Fidelity National Financial, Inc.	4,131	150,988

Hartford Financial Services Group, Inc. (The)	7,084	352,216

Lincoln National Corp.	5,506	323,202

Loews Corp.	4,237	203,079

Markel Corp.*	121	120,545

Marsh & McLennan Cos., Inc.	4,305	404,240

MetLife, Inc.	17,096	727,777

Principal Financial Group, Inc.	6,623	332,408

Progressive Corp. (The)	8,215	592,219

Prudential Financial, Inc.	8,679	797,427

Reinsurance Group of America, Inc.	944	134,029

Torchmark Corp.	1,582	129,645

Travelers Cos., Inc. (The)	3,846	527,517

W.R. Berkley Corp.	1,583	134,112

Total Insurance		7,254,427

Interactive Media & Services – 4.4%

Alphabet, Inc. Class A*	4,917	5,786,768

Facebook, Inc. Class A*	27,295	4,549,804

IAC/InterActiveCorp*	537	112,829

Match Group, Inc.	1,807	102,294

TripAdvisor, Inc.*	248	12,760

Twitter, Inc.*	1,516	49,846

Total Interactive Media & Services		10,614,301

Internet & Direct Marketing Retail – 1.3%

Amazon.com, Inc.*	923	1,643,632

Booking Holdings, Inc.*	416	725,883

eBay, Inc.	14,443	536,413

Expedia Group, Inc.	662	78,778

Qurate Retail, Inc.*	7,463	119,259

Total Internet & Direct Marketing Retail		3,103,965

IT Services – 4.0%

Akamai Technologies, Inc.*	733	52,563

Alliance Data Systems Corp.	904	158,182

Automatic Data Processing, Inc.	2,315	369,798

Broadridge Financial Solutions, Inc.	928	96,224

Cognizant Technology Solutions Corp. Class A	5,463	395,794

DXC Technology Co.	4,055	260,777

Fidelity National Information Services, Inc.	1,321	149,405

First Data Corp. Class A*	10,661	280,065

Fiserv, Inc.*	2,810	248,067

FleetCor Technologies, Inc.*	696	171,627

Gartner, Inc.*	98	14,865

Global Payments, Inc.	789	107,714

GoDaddy, Inc. Class A*	96	7,218

International Business Machines Corp.	17,043	2,404,767

Jack Henry & Associates, Inc.	434	60,213

Leidos Holdings, Inc.	1,323	84,791

MasterCard, Inc. Class A	5,890	1,386,801

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2019

Investments	Shares	Value

Paychex, Inc.	2,562	$205,472

PayPal Holdings, Inc.*	4,853	503,936

Total System Services, Inc.	1,192	113,252

VeriSign, Inc.*	605	109,844

Visa, Inc. Class A	13,733	2,144,957

Western Union Co. (The)	8,245	152,285

Worldpay, Inc. Class A*	493	55,956

Total IT Services		9,534,573

Leisure Products – 0.0%

Hasbro, Inc.	1,213	103,129

Life Sciences Tools & Services – 0.7%

Agilent Technologies, Inc.	2,265	182,061

Bio-Rad Laboratories, Inc. Class A*	871	266,247

Illumina, Inc.*	473	146,956

IQVIA Holdings, Inc.*	422	60,705

Mettler-Toledo International, Inc.*	151	109,173

PerkinElmer, Inc.	520	50,107

Thermo Fisher Scientific, Inc.	2,196	601,089

Waters Corp.*	600	151,026

Total Life Sciences Tools & Services		1,567,364

Machinery – 1.8%

Caterpillar, Inc.	8,492	1,150,581

Cummins, Inc.	2,851	450,087

Deere & Co.	3,777	603,716

Dover Corp.	1,681	157,678

Fortive Corp.	2,762	231,704

IDEX Corp.	556	84,367

Illinois Tool Works, Inc.	3,560	510,967

PACCAR, Inc.	6,514	443,864

Parker-Hannifin Corp.	1,633	280,255

Snap-on, Inc.	792	123,964

Stanley Black & Decker, Inc.	1,647	224,272

Wabtec Corp.	701	51,678

Xylem, Inc.	1,176	92,951

Total Machinery		4,406,084

Media – 1.8%

CBS Corp. Class B Non-Voting Shares	5,716	271,681

Charter Communications, Inc. Class A*	681	236,246

Comcast Corp. Class A	57,362	2,293,333

Discovery, Inc. Class A*	4,695	126,859

DISH Network Corp. Class A*	8,264	261,886

Fox Corp. Class A*	3,870	142,068

Interpublic Group of Cos., Inc. (The)	4,759	99,987

Liberty Broadband Corp. Class C*	3,708	340,172

Liberty Media Corp – Liberty SiriusXM Series C*	1,820	69,597

Omnicom Group, Inc.	3,156	230,356

Sirius XM Holdings, Inc.	32,503	184,292

Total Media		4,256,477

Metals & Mining – 0.5%

Freeport-McMoRan, Inc.	47,291	609,581

Newmont Mining Corp.	2,116	75,689

Nucor Corp.	6,126	357,452

Steel Dynamics, Inc.	6,079	214,407

Total Metals & Mining		1,257,129

Multi-Utilities – 0.8%

Ameren Corp.	2,258	166,076

CenterPoint Energy, Inc.	2,702	82,951

CMS Energy Corp.	2,406	133,629

Consolidated Edison, Inc.	2,897	245,695

Dominion Energy, Inc.	5,437	416,801

DTE Energy Co.	1,768	220,540

NiSource, Inc.	504	14,445

Public Service Enterprise Group, Inc.	4,625	274,771

Sempra Energy	772	97,164

WEC Energy Group, Inc.	2,649	209,483

Total Multi-Utilities		1,861,555

Multiline Retail – 0.7%

Dollar General Corp.	2,461	293,597

Dollar Tree, Inc.*	2,387	250,731

Kohl’s Corp.	2,511	172,682

Macy’s, Inc.	6,509	156,411

Nordstrom, Inc.	1,864	82,724

Target Corp.	7,741	621,293

Total Multiline Retail		1,577,438

Oil, Gas & Consumable Fuels – 4.8%

Anadarko Petroleum Corp.	1,026	46,663

Apache Corp.	9,200	318,872

Cheniere Energy, Inc.*	1,548	105,821

Chevron Corp.	19,347	2,383,163

Concho Resources, Inc.	961	106,633

ConocoPhillips	14,796	987,485

Continental Resources, Inc.*	3,555	159,157

Diamondback Energy, Inc.	1,201	121,938

EOG Resources, Inc.	4,941	470,284

Exxon Mobil Corp.	41,373	3,342,938

HollyFrontier Corp.	3,819	188,162

Kinder Morgan, Inc.	14,869	297,529

Marathon Oil Corp.	8,814	147,282

Marathon Petroleum Corp.	7,067	422,960

Noble Energy, Inc.	6,789	167,892

Occidental Petroleum Corp.	9,237	611,489

ONEOK, Inc.	3,131	218,669

Phillips 66	7,889	750,796

Pioneer Natural Resources Co.	884	134,616

Valero Energy Corp.	6,598	559,708

Williams Cos., Inc. (The)	2,341	67,234

Total Oil, Gas & Consumable Fuels		11,609,291

Personal Products – 0.1%

Estee Lauder Cos., Inc. (The) Class A	2,152	356,264

Pharmaceuticals – 3.3%

Bristol-Myers Squibb Co.	14,912	711,452

Eli Lilly & Co.	3,815	495,034

Johnson & Johnson	21,720	3,036,239

Merck & Co., Inc.	13,918	1,157,560

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (continued)

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2019

Investments	Shares	Value

Pfizer, Inc.	52,277	$2,220,204

Zoetis, Inc.	2,708	272,614

Total Pharmaceuticals		7,893,103

Professional Services – 0.1%

CoStar Group, Inc.*	109	50,840

Equifax, Inc.	734	86,979

TransUnion	776	51,868

Verisk Analytics, Inc.	918	122,094

Total Professional Services		311,781

Real Estate Management & Development – 0.1%

CBRE Group, Inc. Class A*	4,264	210,855

Road & Rail – 1.2%

CSX Corp.	8,484	634,773

JB Hunt Transport Services, Inc.	1,008	102,100

Kansas City Southern	1,096	127,114

Norfolk Southern Corp.	3,113	581,789

Old Dominion Freight Line, Inc.	765	110,458

Union Pacific Corp.	7,320	1,223,904

Total Road & Rail		2,780,138

Semiconductors & Semiconductor Equipment – 5.6%

Advanced Micro Devices, Inc.*	2,969	75,769

Analog Devices, Inc.	3,202	337,075

Applied Materials, Inc.	24,175	958,780

Broadcom, Inc.	3,163	951,146

Intel Corp.	76,828	4,125,664

KLA-Tencor Corp.	2,735	326,586

Lam Research Corp.	3,901	698,318

Maxim Integrated Products, Inc.	2,538	134,945

Microchip Technology, Inc.(a)	1,293	107,267

Micron Technology, Inc.*	73,889	3,053,832

NVIDIA Corp.	5,640	1,012,718

ON Semiconductor Corp.*	5,438	111,860

Qorvo, Inc.*	124	8,895

Skyworks Solutions, Inc.	3,004	247,770

Texas Instruments, Inc.	10,382	1,101,219

Xilinx, Inc.	1,651	209,330

Total Semiconductors & Semiconductor Equipment		13,461,174

Software – 4.5%

Adobe, Inc.*	1,972	525,518

ANSYS, Inc.*	423	77,286

Cadence Design Systems, Inc.*	1,393	88,470

Citrix Systems, Inc.	913	90,990

Fortinet, Inc.*	422	35,435

Intuit, Inc.	1,180	308,464

Microsoft Corp.	55,470	6,542,132

Oracle Corp.	41,409	2,224,077

PTC, Inc.*	66	6,084

Red Hat, Inc.*	452	82,580

salesforce.com, Inc.*	1,040	164,705

SS&C Technologies Holdings, Inc.	540	34,393

Symantec Corp.	4,214	96,880

Synopsys, Inc.*	668	76,920

Ultimate Software Group, Inc. (The)*	30	9,904

VMware, Inc. Class A	2,930	528,894

Total Software		10,892,732

Specialty Retail – 2.4%

Advance Auto Parts, Inc.	433	73,840

AutoZone, Inc.*	267	273,440

Best Buy Co., Inc.	4,489	318,988

Burlington Stores, Inc.*	381	59,695

CarMax, Inc.*	2,259	157,678

Gap, Inc. (The)	6,435	168,468

Home Depot, Inc. (The)	11,229	2,154,733

L Brands, Inc.	4,060	111,975

Lowe’s Cos., Inc.	7,155	783,258

O’Reilly Automotive, Inc.*	660	256,278

Ross Stores, Inc.	3,471	323,150

Tiffany & Co.	1,255	132,465

TJX Cos., Inc. (The)	12,259	652,302

Tractor Supply Co.	1,057	103,332

Ulta Salon Cosmetics & Fragrance, Inc.*	440	153,441

Total Specialty Retail		5,723,043

Technology Hardware, Storage & Peripherals – 5.8%

Apple, Inc.	66,528	12,636,993

HP, Inc.	30,604	594,636

NetApp, Inc.	3,218	223,136

Western Digital Corp.	9,798	470,892

Total Technology Hardware, Storage & Peripherals		13,925,657

Textiles, Apparel & Luxury Goods – 0.7%

NIKE, Inc. Class B	10,212	859,953

PVH Corp.	1,271	154,998

Ralph Lauren Corp.	783	101,539

Tapestry, Inc.	3,648	118,524

VF Corp.	3,743	325,304

Total Textiles, Apparel & Luxury Goods		1,560,318

Tobacco – 1.3%

Altria Group, Inc.	25,497	1,464,293

Philip Morris International, Inc.	18,104	1,600,212

Total Tobacco		3,064,505

Trading Companies & Distributors – 0.2%

Fastenal Co.	2,401	154,408

United Rentals, Inc.*	1,728	197,424

W.W. Grainger, Inc.	501	150,766

Total Trading Companies & Distributors		502,598

Water Utilities – 0.1%

American Water Works Co., Inc.	1,121	116,875

Wireless Telecommunication Services – 0.2%

Sprint Corp.*	9,045	51,104

T-Mobile U.S., Inc.*	7,602	525,298

Total Wireless Telecommunication Services		576,402
TOTAL COMMON STOCKS (Cost: $205,564,683)		239,157,858

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

March 31, 2019

Investments	Shares	Value

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%

WisdomTree U.S. High Dividend Fund(a)(b) (Cost: $482,330)	7,385	$535,191

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c)
(Cost: $56,980)(d)	56,980	56,980

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $206,103,993)		239,750,029

Other Assets less Liabilities – 0.0%		101,125

NET ASSETS – 100.0%		$239,851,154
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $152,284 and the total market value of the collateral held by the Fund was $153,689. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $96,709.

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments

WisdomTree U.S. MidCap Dividend Fund (DON)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.3%

United States – 99.3%

Aerospace & Defense – 1.1%

Arconic, Inc.	466,490	$8,914,624

BWX Technologies, Inc.	120,474	5,973,101

Curtiss-Wright Corp.	21,133	2,395,214

HEICO Corp.	2,249	213,363

HEICO Corp. Class A	14,254	1,198,191

Hexcel Corp.	70,467	4,873,498

Huntington Ingalls Industries, Inc.	57,975	12,012,420

Spirit AeroSystems Holdings, Inc. Class A	54,387	4,978,042

Total Aerospace & Defense		40,558,453

Airlines – 0.4%

Alaska Air Group, Inc.	200,967	11,278,268

SkyWest, Inc.	46,575	2,528,557

Total Airlines		13,806,825

Auto Components – 1.3%

BorgWarner, Inc.	326,530	12,542,017

Gentex Corp.	438,145	9,060,839

Goodyear Tire & Rubber Co. (The)	567,705	10,303,846

Lear Corp.	115,072	15,616,421

Total Auto Components		47,523,123

Automobiles – 0.7%

Harley-Davidson, Inc.	543,887	19,395,010

Thor Industries, Inc.	123,031	7,673,444

Total Automobiles		27,068,454

Banks – 4.3%

Associated Banc-Corp.	180,677	3,857,454

BancorpSouth Bank	80,861	2,281,897

Bank of Hawaii Corp.	43,084	3,398,035

Bank OZK	166,941	4,837,950

BankUnited, Inc.	94,911	3,170,027

BOK Financial Corp.	56,433	4,602,111

Cathay General Bancorp	88,087	2,987,030

Chemical Financial Corp.	79,710	3,280,864

CIT Group, Inc.	86,764	4,162,069

Columbia Banking System, Inc.	67,359	2,201,966

Commerce Bancshares, Inc.	53,835	3,125,660

Community Bank System, Inc.	30,843	1,843,486

Cullen/Frost Bankers, Inc.	57,088	5,541,532

CVB Financial Corp.	98,767	2,079,045

East West Bancorp, Inc.	89,519	4,294,226

First Citizens BancShares, Inc. Class A	881	358,743

First Financial Bankshares, Inc.	31,208	1,803,198

First Hawaiian, Inc.	188,031	4,898,208

First Horizon National Corp.	385,670	5,391,667

FNB Corp.	517,541	5,485,935

Fulton Financial Corp.	178,928	2,769,805

Glacier Bancorp, Inc.	54,854	2,198,000

Hancock Whitney Corp.	83,865	3,388,146

Home BancShares, Inc.	172,469	3,030,280

Iberiabank Corp.	42,575	3,053,053

Investors Bancorp, Inc.	375,363	4,448,052

PacWest Bancorp	293,528	11,039,588

People’s United Financial, Inc.	562,062	9,240,299

Pinnacle Financial Partners, Inc.	36,239	1,982,273

Popular, Inc.	51,239	2,671,089

Prosperity Bancshares, Inc.	59,192	4,087,800

Signature Bank	34,051	4,360,912

Sterling Bancorp	138,033	2,571,555

Synovus Financial Corp.	122,642	4,213,979

TCF Financial Corp.	146,966	3,040,727

UMB Financial Corp.	31,341	2,007,078

Umpqua Holdings Corp.	351,015	5,791,747

United Bankshares, Inc.	150,544	5,455,715

Valley National Bancorp	508,005	4,866,688

Webster Financial Corp.	68,478	3,469,780

Wintrust Financial Corp.	17,145	1,154,373

Zions Bancorp NA	169,426	7,693,635

Total Banks		162,135,677

Building Products – 1.6%

A.O. Smith Corp.	245,339	13,081,476

Armstrong World Industries, Inc.	42,819	3,400,685

Fortune Brands Home & Security, Inc.	225,943	10,757,146

Lennox International, Inc.	37,135	9,818,494

Masco Corp.	391,581	15,393,049

Owens Corning	171,973	8,103,368

Total Building Products		60,554,218

Capital Markets – 1.5%

Affiliated Managers Group, Inc.	23,601	2,527,903

BGC Partners, Inc. Class A	1,215,146	6,452,425

CBOE Global Markets, Inc.	43,415	4,143,528

Eaton Vance Corp.	151,461	6,105,393

Evercore, Inc. Class A	35,029	3,187,639

FactSet Research Systems, Inc.	13,069	3,244,641

Interactive Brokers Group, Inc. Class A	17,612	913,710

KKR & Co., Inc. Class A	408,721	9,600,856

LPL Financial Holdings, Inc.	52,224	3,637,402

MarketAxess Holdings, Inc.	8,685	2,137,205

Morningstar, Inc.	13,671	1,722,409

Raymond James Financial, Inc.	82,451	6,629,885

SEI Investments Co.	60,583	3,165,462

Stifel Financial Corp.	28,690	1,513,684

Total Capital Markets		54,982,142

Chemicals – 4.6%

Albemarle Corp.(a)	131,931	10,815,703

Ashland Global Holdings, Inc.	65,225	5,096,029

CF Industries Holdings, Inc.	531,622	21,732,707

Chemours Co. (The)	482,909	17,944,899

Eastman Chemical Co.	342,634	25,999,068

FMC Corp.	92,041	7,070,590

Huntsman Corp.	672,676	15,128,483

NewMarket Corp.	15,379	6,667,719

Olin Corp.	531,999	12,310,457

RPM International, Inc.	251,947	14,623,004

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

March 31, 2019

Investments	Shares	Value

Scotts Miracle-Gro Co. (The)	151,392	$11,896,383

Valvoline, Inc.	327,437	6,077,231

W.R. Grace & Co.	84,389	6,585,718

Westlake Chemical Corp.	157,538	10,690,529

Total Chemicals		172,638,520

Commercial Services & Supplies – 1.0%

ADT, Inc.(a)	1,200,608	7,671,885

Brink’s Co. (The)	37,238	2,808,118

Healthcare Services Group, Inc.(a)	105,636	3,484,932

KAR Auction Services, Inc.	295,710	15,172,880

MSA Safety, Inc.	53,646	5,546,996

Tetra Tech, Inc.	33,443	1,992,868

Total Commercial Services & Supplies		36,677,679

Communications Equipment – 0.7%

Juniper Networks, Inc.	703,950	18,633,556

Ubiquiti Networks, Inc.	49,850	7,463,044

Total Communications Equipment		26,096,600

Construction & Engineering – 0.5%

EMCOR Group, Inc.	18,126	1,324,648

Fluor Corp.	285,733	10,514,975

Jacobs Engineering Group, Inc.	114,106	8,579,630

Total Construction & Engineering		20,419,253

Construction Materials – 0.4%

Eagle Materials, Inc.	27,682	2,333,593

Martin Marietta Materials, Inc.	53,718	10,806,987

Total Construction Materials		13,140,580

Consumer Finance – 0.6%

Ally Financial, Inc.	343,127	9,432,561

FirstCash, Inc.	15,749	1,362,289

Santander Consumer USA Holdings, Inc.	496,726	10,495,820

Total Consumer Finance		21,290,670

Containers & Packaging – 3.4%

AptarGroup, Inc.	76,335	8,121,281

Avery Dennison Corp.	154,643	17,474,659

Bemis Co., Inc.	189,768	10,528,329

Graphic Packaging Holding Co.	680,575	8,595,662

Packaging Corp. of America	250,314	24,876,205

Sealed Air Corp.	237,453	10,937,085

Sonoco Products Co.	229,793	14,139,163

WestRock Co.	828,221	31,762,276

Total Containers & Packaging		126,434,660

Distributors – 0.2%

Pool Corp.	38,689	6,382,524

Diversified Consumer Services – 0.6%

H&R Block, Inc.	603,778	14,454,445

Service Corp. International	238,845	9,589,627

Total Diversified Consumer Services		24,044,072

Diversified Financial Services – 0.4%

AXA Equitable Holdings, Inc.	501,921	10,108,689

Jefferies Financial Group, Inc.	294,603	5,535,590

Voya Financial, Inc.	3,782	188,949

Total Diversified Financial Services		15,833,228

Electric Utilities – 3.4%

ALLETE, Inc.	111,232	9,146,607

Alliant Energy Corp.	555,298	26,171,195

Hawaiian Electric Industries, Inc.	298,100	12,153,537

IDACORP, Inc.	101,249	10,078,326

OGE Energy Corp.	614,902	26,514,574

Pinnacle West Capital Corp.	283,364	27,083,931

PNM Resources, Inc.	148,927	7,050,204

Portland General Electric Co.	202,508	10,498,015

Total Electric Utilities		128,696,389

Electrical Equipment – 0.9%

Acuity Brands, Inc.	15,384	1,846,234

EnerSys	28,983	1,888,532

GrafTech International Ltd.	642,271	8,214,646

Hubbell, Inc.	141,784	16,727,677

Regal Beloit Corp.	47,300	3,872,451

Total Electrical Equipment		32,549,540

Electronic Equipment, Instruments & Components – 1.3%

Avnet, Inc.	175,418	7,607,879

Cognex Corp.	72,462	3,685,417

Dolby Laboratories, Inc. Class A	51,976	3,272,929

FLIR Systems, Inc.	149,626	7,119,205

Jabil, Inc.	193,370	5,141,708

Littelfuse, Inc.	20,226	3,690,841

National Instruments Corp.	218,220	9,680,239

SYNNEX Corp.	74,455	7,102,262

Total Electronic Equipment, Instruments & Components		47,300,480

Energy Equipment & Services – 1.9%

Baker Hughes a GE Co.	1,366,420	37,877,162

Helmerich & Payne, Inc.	419,056	23,282,751

National Oilwell Varco, Inc.	234,622	6,250,330

Patterson-UTI Energy, Inc.	250,125	3,506,753

Total Energy Equipment & Services		70,916,996

Entertainment – 0.9%

Cinemark Holdings, Inc.	286,879	11,472,291

Viacom, Inc. Class B	786,478	22,076,437

World Wrestling Entertainment, Inc. Class A	20,251	1,757,382

Total Entertainment		35,306,110

Equity Real Estate Investment Trusts (REITs) – 15.4%

American Campus Communities, Inc.	184,817	8,793,593

American Homes 4 Rent Class A	96,510	2,192,707

Americold Realty Trust	126,234	3,851,399

Apartment Investment & Management Co. Class A	161,697	8,131,742

Apple Hospitality REIT, Inc.	583,548	9,511,832

Brixmor Property Group, Inc.	666,625	12,245,901

Camden Property Trust	93,827	9,523,441

Colony Capital, Inc.	1,190,512	6,333,524

CoreSite Realty Corp.	48,086	5,146,164

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

March 31, 2019

Investments	Shares	Value

Cousins Properties, Inc.	445,994	$4,308,302

CubeSmart	216,415	6,933,937

CyrusOne, Inc.	102,689	5,385,011

Douglas Emmett, Inc.	146,910	5,938,102

Duke Realty Corp.	349,923	10,700,645

EastGroup Properties, Inc.	32,191	3,593,803

EPR Properties	136,056	10,462,706

Equity LifeStyle Properties, Inc.	62,804	7,178,497

Extra Space Storage, Inc.	147,445	15,026,120

Federal Realty Investment Trust	74,562	10,278,372

First Industrial Realty Trust, Inc.	93,337	3,300,396

Gaming and Leisure Properties, Inc.	531,230	20,489,541

Healthcare Realty Trust, Inc.	162,312	5,211,838

Healthcare Trust of America, Inc. Class A	300,508	8,591,524

Highwoods Properties, Inc.	148,791	6,960,443

Hospitality Properties Trust	429,718	11,305,881

Hudson Pacific Properties, Inc.	171,013	5,886,267

Invitation Homes, Inc.	334,638	8,141,743

Iron Mountain, Inc.	630,111	22,343,736

JBG SMITH Properties	102,664	4,245,156

Kilroy Realty Corp.	85,375	6,485,085

Kimco Realty Corp.	934,265	17,283,902

Lamar Advertising Co. Class A	135,370	10,729,426

Liberty Property Trust	161,468	7,818,281

Life Storage, Inc.	66,495	6,467,969

Macerich Co. (The)	283,518	12,290,505

Medical Properties Trust, Inc.	778,831	14,416,162

Mid-America Apartment Communities, Inc.	131,255	14,350,109

National Health Investors, Inc.	68,166	5,354,439

National Retail Properties, Inc.	227,014	12,574,305

Omega Healthcare Investors, Inc.	471,506	17,987,954

Paramount Group, Inc.	256,110	3,634,201

Park Hotels & Resorts, Inc.	380,349	11,821,247

Physicians Realty Trust	307,733	5,788,458

PS Business Parks, Inc.	25,078	3,932,983

Rayonier, Inc.	146,131	4,606,049

Regency Centers Corp.	192,318	12,979,542

Rexford Industrial Realty, Inc.	52,934	1,895,567

RLJ Lodging Trust	404,119	7,100,371

Ryman Hospitality Properties, Inc.	72,877	5,993,404

Sabra Health Care REIT, Inc.	532,434	10,366,490

Senior Housing Properties Trust	905,714	10,669,311

SL Green Realty Corp.	105,945	9,526,574

Spirit Realty Capital, Inc.	172,853	6,867,450

STORE Capital Corp.	309,246	10,359,741

Sun Communities, Inc.	74,438	8,822,392

Sunstone Hotel Investors, Inc.	104,147	1,499,717

Taubman Centers, Inc.	100,468	5,312,748

UDR, Inc.	279,728	12,716,435

Uniti Group, Inc.(a)	770,365	8,620,384

VEREIT, Inc.	2,159,718	18,076,840

VICI Properties, Inc.	696,360	15,236,357

W.P. Carey, Inc.	293,241	22,969,568

Weingarten Realty Investors	229,070	6,727,786

Total Equity Real Estate Investment Trusts (REITs)		573,294,075

Food & Staples Retailing – 0.1%

Casey’s General Stores, Inc.	24,705	3,181,263

Food Products – 2.9%

Campbell Soup Co.	837,957	31,951,300

Flowers Foods, Inc.	614,353	13,098,006

Ingredion, Inc.	143,215	13,561,028

J.M. Smucker Co. (The)	302,026	35,186,029

Lamb Weston Holdings, Inc.	128,815	9,653,396

Lancaster Colony Corp.	39,014	6,113,104

Total Food Products		109,562,863

Gas Utilities – 2.3%

Atmos Energy Corp.	200,079	20,594,132

National Fuel Gas Co.	199,289	12,148,658

New Jersey Resources Corp.	186,780	9,299,776

ONE Gas, Inc.	98,181	8,741,054

Southwest Gas Holdings, Inc.	103,194	8,488,738

Spire, Inc.	121,383	9,988,607

UGI Corp.	281,963	15,626,390

Total Gas Utilities		84,887,355

Health Care Equipment & Supplies – 0.5%

Cantel Medical Corp.	6,428	429,969

Dentsply Sirona, Inc.	169,306	8,395,884

Hill-Rom Holdings, Inc.	47,884	5,069,000

West Pharmaceutical Services, Inc.	32,999	3,636,490

Total Health Care Equipment & Supplies		17,531,343

Health Care Providers & Services – 1.0%

Chemed Corp.	6,005	1,922,020

Encompass Health Corp.	141,515	8,264,476

Quest Diagnostics, Inc.	268,479	24,141,632

Universal Health Services, Inc. Class B	19,335	2,586,443

Total Health Care Providers & Services		36,914,571

Hotels, Restaurants & Leisure – 4.0%

Aramark	259,708	7,674,371

Choice Hotels International, Inc.	51,262	3,985,108

Churchill Downs, Inc.	24,594	2,219,854

Cracker Barrel Old Country Store, Inc.	53,967	8,721,607

Domino’s Pizza, Inc.	32,676	8,433,676

Dunkin’ Brands Group, Inc.	142,268	10,684,327

Hyatt Hotels Corp. Class A	31,852	2,311,500

Marriott Vacations Worldwide Corp.	83,966	7,850,821

Six Flags Entertainment Corp.	366,023	18,063,235

Texas Roadhouse, Inc.	95,510	5,939,767

Vail Resorts, Inc.	81,390	17,686,047

Wendy’s Co. (The)	367,704	6,578,224

Wyndham Destinations, Inc.	332,322	13,455,718

Wyndham Hotels & Resorts, Inc.	162,500	8,123,375

Wynn Resorts Ltd.	239,834	28,616,993

Total Hotels, Restaurants & Leisure		150,344,623

Household Durables – 2.2%

Leggett & Platt, Inc.	435,414	18,383,179

Newell Brands, Inc.	1,528,554	23,448,019

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

March 31, 2019

Investments	Shares	Value

PulteGroup, Inc.	308,781	$8,633,517

Toll Brothers, Inc.	162,626	5,887,061

Whirlpool Corp.	204,616	27,191,420

Total Household Durables		83,543,196

Independent Power & Renewable Electricity Producers – 1.0%

AES Corp.	1,812,820	32,775,786

NRG Energy, Inc.	103,473	4,395,533

Total Independent Power & Renewable Electricity Producers		37,171,319

Industrial Conglomerates – 0.3%

Carlisle Cos., Inc.	78,433	9,617,454

Insurance – 2.2%

American Equity Investment Life Holding Co.	22,573	609,923

American Financial Group, Inc.	45,592	4,386,406

American National Insurance Co.	19,923	2,407,097

Assurant, Inc.	50,626	4,804,914

Brown & Brown, Inc.	103,122	3,043,130

CNO Financial Group, Inc.	142,973	2,313,303

Erie Indemnity Co. Class A	40,437	7,218,813

Fidelity National Financial, Inc.	326,513	11,934,050

First American Financial Corp.	131,091	6,751,187

Hanover Insurance Group, Inc. (The)	25,290	2,887,359

Kemper Corp.	26,671	2,030,730

Mercury General Corp.	78,576	3,934,300

National General Holdings Corp.	13,649	323,891

Old Republic International Corp.	340,782	7,129,159

Primerica, Inc.	10,803	1,319,587

Reinsurance Group of America, Inc.	30,861	4,381,645

RLI Corp.	12,015	862,076

Selective Insurance Group, Inc.	22,160	1,402,285

Torchmark Corp.	27,283	2,235,842

Unum Group	246,247	8,330,536

W.R. Berkley Corp.	30,745	2,604,716

Total Insurance		80,910,949

IT Services – 3.0%

Alliance Data Systems Corp.	56,167	9,828,102

Booz Allen Hamilton Holding Corp.	194,259	11,294,218

Broadridge Financial Solutions, Inc.	182,466	18,919,900

Jack Henry & Associates, Inc.	69,453	9,635,909

Leidos Holdings, Inc.	259,423	16,626,420

MAXIMUS, Inc.	71,642	5,085,149

Perspecta, Inc.	124,866	2,524,791

Sabre Corp.	524,318	11,215,162

Western Union Co. (The)	1,470,290	27,156,256

Total IT Services		112,285,907

Leisure Products – 1.2%

Brunswick Corp.	125,067	6,294,622

Hasbro, Inc.	296,110	25,175,272

Polaris Industries, Inc.	147,559	12,458,407

Total Leisure Products		43,928,301

Life Sciences Tools & Services – 0.3%

Bio-Techne Corp.	28,340	5,626,907

Bruker Corp.	58,628	2,253,660

PerkinElmer, Inc.	35,200	3,391,872

Total Life Sciences Tools & Services		11,272,439

Machinery – 3.7%

AGCO Corp.	68,579	4,769,669

Allison Transmission Holdings, Inc.	154,163	6,925,002

Barnes Group, Inc.	49,525	2,546,080

Crane Co.	86,890	7,352,632

Donaldson Co., Inc.	156,873	7,853,062

Flowserve Corp.	189,493	8,553,714

Graco, Inc.	168,842	8,361,056

IDEX Corp.	79,250	12,025,395

ITT, Inc.	66,116	3,834,728

Kennametal, Inc.	153,475	5,640,206

Lincoln Electric Holdings, Inc.	120,798	10,131,328

Nordson Corp.	54,572	7,231,881

Oshkosh Corp.	96,119	7,221,421

Snap-on, Inc.	114,503	17,922,010

Timken Co. (The)	185,387	8,086,581

Toro Co. (The)	110,700	7,620,588

Trinity Industries, Inc.	294,504	6,399,572

Wabtec Corp.	43,229	3,186,842

Woodward, Inc.	31,465	2,985,714

Total Machinery		138,647,481

Media – 1.4%

Cable One, Inc.	4,927	4,835,259

Interpublic Group of Cos., Inc. (The)	1,154,679	24,259,806

New York Times Co. (The) Class A	75,620	2,484,117

News Corp. Class A	519,277	6,459,806

Nexstar Media Group, Inc. Class A	60,474	6,553,567

Tribune Media Co. Class A	174,733	8,062,181

Total Media		52,654,736

Metals & Mining – 1.0%

Reliance Steel & Aluminum Co.	150,521	13,586,025

Royal Gold, Inc.	69,216	6,293,811

Steel Dynamics, Inc.	418,624	14,764,868

United States Steel Corp.	143,650	2,799,739

Total Metals & Mining		37,444,443

Multi-Utilities – 1.7%

Avista Corp.	159,064	6,461,180

Black Hills Corp.	144,904	10,733,039

MDU Resources Group, Inc.	455,889	11,775,613

NiSource, Inc.	831,021	23,817,062

NorthWestern Corp.	133,484	9,398,608

Total Multi-Utilities		62,185,502

Multiline Retail – 2.2%

Kohl’s Corp.	528,538	36,347,558

Macy’s, Inc.	1,203,061	28,909,556

Nordstrom, Inc.	398,270	17,675,223

Total Multiline Retail		82,932,337

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

March 31, 2019

Investments	Shares	Value

Oil, Gas & Consumable Fuels – 5.1%

Cabot Oil & Gas Corp.	412,048	$10,754,453

Cimarex Energy Co.	81,534	5,699,227

CVR Energy, Inc.	665,506	27,418,847

Delek U.S. Holdings, Inc.	175,879	6,405,513

Diamondback Energy, Inc.	43,335	4,399,803

EQT Corp.	141,649	2,937,800

HollyFrontier Corp.	350,138	17,251,299

Murphy Oil Corp.	498,475	14,605,317

Noble Energy, Inc.	771,084	19,068,907

PBF Energy, Inc. Class A	342,369	10,661,371

Peabody Energy Corp.	150,191	4,254,911

Range Resources Corp.	162,133	1,822,375

Targa Resources Corp.	1,561,642	64,886,225

Total Oil, Gas & Consumable Fuels		190,166,048

Paper & Forest Products – 0.2%

Louisiana-Pacific Corp.	272,395	6,640,990

Personal Products – 1.4%

Coty, Inc. Class A(a)	4,046,040	46,529,460

Nu Skin Enterprises, Inc. Class A	94,065	4,501,951

Total Personal Products		51,031,411

Professional Services – 1.3%

Equifax, Inc.	151,546	17,958,201

Insperity, Inc.	25,404	3,141,458

ManpowerGroup, Inc.	146,235	12,092,172

Robert Half International, Inc.	184,198	12,002,342

TransUnion	69,814	4,666,368

Total Professional Services		49,860,541

Real Estate Management & Development – 0.0%

Jones Lang LaSalle, Inc.	8,074	1,244,849

Road & Rail – 1.2%

JB Hunt Transport Services, Inc.	88,902	9,004,884

Kansas City Southern	120,676	13,996,003

Knight-Swift Transportation Holdings, Inc.	131,412	4,294,544

Landstar System, Inc.	21,677	2,371,247

Old Dominion Freight Line, Inc.	26,567	3,836,009

Ryder System, Inc.	187,352	11,613,950

Total Road & Rail		45,116,637

Semiconductors & Semiconductor Equipment – 1.2%

Cabot Microelectronics Corp.	36,242	4,057,654

Cypress Semiconductor Corp.	1,002,217	14,953,077

Entegris, Inc.	108,575	3,875,042

MKS Instruments, Inc.	52,810	4,913,970

Monolithic Power Systems, Inc.	34,485	4,672,373

Teradyne, Inc.	158,981	6,333,803

Universal Display Corp.(a)	10,655	1,628,617

Versum Materials, Inc.	96,386	4,849,180

Total Semiconductors & Semiconductor Equipment		45,283,716

Software – 0.9%

Blackbaud, Inc.	31,001	2,471,710

CDK Global, Inc.	127,876	7,521,666

j2 Global, Inc.	97,484	8,442,114

LogMeIn, Inc.	58,066	4,651,087

Pegasystems, Inc.	15,531	1,009,515

SS&C Technologies Holdings, Inc.	136,653	8,703,430

Total Software		32,799,522

Specialty Retail – 4.4%

Aaron’s, Inc.	15,814	831,816

American Eagle Outfitters, Inc.	419,046	9,290,250

Foot Locker, Inc.	252,082	15,276,169

Gap, Inc. (The)	1,091,227	28,568,323

L Brands, Inc.	1,678,118	46,282,494

Penske Automotive Group, Inc.	251,449	11,227,198

Tiffany & Co.	254,023	26,812,128

Tractor Supply Co.	138,052	13,495,964

Williams-Sonoma, Inc.(a)	210,116	11,823,227

Total Specialty Retail		163,607,569

Technology Hardware, Storage & Peripherals – 0.7%

Xerox Corp.	771,912	24,685,746

Textiles, Apparel & Luxury Goods – 2.2%

Carter’s, Inc.	78,683	7,930,459

Columbia Sportswear Co.	65,983	6,874,109

Hanesbrands, Inc.	1,247,645	22,307,893

PVH Corp.	10,116	1,233,646

Ralph Lauren Corp.	104,559	13,559,211

Tapestry, Inc.	884,704	28,744,033

Wolverine World Wide, Inc.	65,989	2,357,787

Total Textiles, Apparel & Luxury Goods		83,007,138

Thrifts & Mortgage Finance – 0.6%

New York Community Bancorp, Inc.	1,184,103	13,700,072

Radian Group, Inc.	6,127	127,074

TFS Financial Corp.	530,507	8,737,450

Total Thrifts & Mortgage Finance		22,564,596

Trading Companies & Distributors – 0.9%

Air Lease Corp.	132,436	4,549,176

GATX Corp.	67,379	5,145,734

MSC Industrial Direct Co., Inc. Class A	113,901	9,420,752

Watsco, Inc.	111,052	15,903,757

Total Trading Companies & Distributors		35,019,419

Transportation Infrastructure – 0.7%

Macquarie Infrastructure Corp.	666,924	27,490,607

Water Utilities – 0.3%

Aqua America, Inc.	347,022	12,645,482

Wireless Telecommunication Services – 0.1%

Telephone & Data Systems, Inc.	149,180	4,584,301
TOTAL COMMON STOCKS (Cost: $3,322,257,770)		3,708,414,922

EXCHANGE-TRADED FUND – 0.5%

United States – 0.5%

WisdomTree U.S. LargeCap Dividend Fund(a)(b) (Cost: $17,242,594)	199,908	18,835,332

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

March 31, 2019

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.8%

United States – 1.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c)
(Cost: $66,221,701)(d)	66,221,701	$66,221,701

TOTAL INVESTMENTS IN SECURITIES – 101.6% (Cost: $3,405,722,065)		3,793,471,955

Other Assets less Liabilities – (1.6)%		(59,789,268)

NET ASSETS – 100.0%		$3,733,682,687
(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $69,153,640 and the total market value of the collateral held by the Fund was $70,912,999. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,691,298.

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.6%

United States – 99.6%

Aerospace & Defense – 1.0%

Aerojet Rocketdyne Holdings, Inc.*	31,454	$1,117,561

Axon Enterprise, Inc.*	6,362	346,156

BWX Technologies, Inc.	51,742	2,565,368

Curtiss-Wright Corp.	23,857	2,703,952

Hexcel Corp.	41,504	2,870,417

Mercury Systems, Inc.*	5,645	361,732

Moog, Inc. Class A	15,311	1,331,291

Total Aerospace & Defense		11,296,477

Airlines – 0.5%

Allegiant Travel Co.	9,335	1,208,602

JetBlue Airways Corp.*	64,089	1,048,496

SkyWest, Inc.	50,369	2,734,533

Spirit Airlines, Inc.*	17,111	904,488

Total Airlines		5,896,119

Auto Components – 1.4%

Dorman Products, Inc.*	13,085	1,152,657

Fox Factory Holding Corp.*	9,837	687,508

Gentex Corp.	186,251	3,851,671

Goodyear Tire & Rubber Co. (The)	342,179	6,210,549

Visteon Corp.*	56,509	3,805,881

Total Auto Components		15,708,266

Automobiles – 0.9%

Harley-Davidson, Inc.	151,478	5,401,705

Thor Industries, Inc.	76,434	4,767,189

Total Automobiles		10,168,894

Banks – 9.1%

Associated Banc-Corp.	85,765	1,831,083

BancorpSouth Bank	46,035	1,299,108

Bank of Hawaii Corp.	18,075	1,425,575

Bank OZK	108,825	3,153,748

BankUnited, Inc.	67,002	2,237,867

BOK Financial Corp.	32,213	2,626,970

Cathay General Bancorp	44,184	1,498,279

CenterState Bank Corp.	35,633	848,422

Chemical Financial Corp.	39,829	1,639,362

CIT Group, Inc.	70,409	3,377,520

Columbia Banking System, Inc.	24,958	815,877

Commerce Bancshares, Inc.	41,125	2,387,718

Community Bank System, Inc.	15,974	954,766

Cullen/Frost Bankers, Inc.	27,502	2,669,619

CVB Financial Corp.	40,139	844,926

East West Bancorp, Inc.	87,787	4,211,142

First Citizens BancShares, Inc. Class A	6,171	2,512,831

First Financial Bancorp	32,346	778,245

First Financial Bankshares, Inc.	14,131	816,489

First Hawaiian, Inc.	68,111	1,774,292

First Horizon National Corp.	217,703	3,043,488

First Interstate BancSystem, Inc. Class A	25,054	997,650

First Midwest Bancorp, Inc.	41,743	854,062

FNB Corp.	201,019	2,130,801

Fulton Financial Corp.	76,102	1,178,059

Glacier Bancorp, Inc.	23,511	942,086

Great Western Bancorp, Inc.	30,754	971,519

Hancock Whitney Corp.	48,749	1,969,460

Home BancShares, Inc.	102,853	1,807,127

Iberiabank Corp.	25,131	1,802,144

Independent Bank Corp.	9,696	785,473

International Bancshares Corp.	34,178	1,299,789

Investors Bancorp, Inc.	114,488	1,356,683

Old National Bancorp	60,066	985,082

PacWest Bancorp	77,823	2,926,923

People’s United Financial, Inc.	165,413	2,719,390

Pinnacle Financial Partners, Inc.	40,722	2,227,493

Popular, Inc.	55,437	2,889,931

Prosperity Bancshares, Inc.	29,469	2,035,129

Renasant Corp.	25,881	876,072

Signature Bank	25,181	3,224,931

Simmons First National Corp. Class A	45,943	1,124,685

South State Corp.	15,403	1,052,641

Sterling Bancorp	116,070	2,162,384

Synovus Financial Corp.	70,987	2,439,113

TCF Financial Corp.	80,806	1,671,876

Texas Capital Bancshares, Inc.*	32,504	1,774,393

Trustmark Corp.	29,932	1,006,613

UMB Financial Corp.	21,350	1,367,254

Umpqua Holdings Corp.	102,248	1,687,092

Union Bankshares Corp.	25,538	825,644

United Bankshares, Inc.	46,830	1,697,119

Valley National Bancorp	141,792	1,358,367

Webster Financial Corp.	37,518	1,901,037

WesBanco, Inc.	19,966	793,649

Western Alliance Bancorp*	63,011	2,585,971

Wintrust Financial Corp.	28,164	1,896,282

Total Banks		100,071,251

Beverages – 0.2%

Boston Beer Co., Inc. (The) Class A*	2,547	750,677

National Beverage Corp.(a)	17,629	1,017,722

Total Beverages		1,768,399

Biotechnology – 1.2%

Emergent BioSolutions, Inc.*	14,687	741,987

Exelixis, Inc.*	155,676	3,705,089

Genomic Health, Inc.*	2,264	158,593

Halozyme Therapeutics, Inc.*	27,379	440,802

Ligand Pharmaceuticals, Inc.*	13,728	1,725,747

Myriad Genetics, Inc.*	5,471	181,637

Repligen Corp.*	1,949	115,147

United Therapeutics Corp.*	50,515	5,928,946

Total Biotechnology		12,997,948

Building Products – 1.4%

Armstrong World Industries, Inc.	22,437	1,781,946

Fortune Brands Home & Security, Inc.	95,160	4,530,568

Owens Corning	93,273	4,395,024

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2019

Investments	Shares	Value

Simpson Manufacturing Co., Inc.	21,755	$1,289,419

Trex Co., Inc.*	18,848	1,159,529

USG Corp.	47,595	2,060,863

Total Building Products		15,217,349

Capital Markets – 2.2%

Affiliated Managers Group, Inc.	32,396	3,469,936

BGC Partners, Inc. Class A	229,435	1,218,300

Eaton Vance Corp.	69,982	2,820,975

Evercore, Inc. Class A	27,594	2,511,054

Federated Investors, Inc. Class B	51,085	1,497,301

Houlihan Lokey, Inc.	25,032	1,147,717

Legg Mason, Inc.	49,156	1,345,400

LPL Financial Holdings, Inc.	38,001	2,646,770

Moelis & Co. Class A	42,348	1,762,100

Morningstar, Inc.	8,784	1,106,696

Stifel Financial Corp.	45,457	2,398,311

Virtu Financial, Inc. Class A	71,983	1,709,596

Total Capital Markets		23,634,156

Chemicals – 3.8%

Ashland Global Holdings, Inc.	11,015	860,602

Balchem Corp.	13,843	1,284,630

Cabot Corp.	27,774	1,156,232

Chemours Co. (The)	343,571	12,767,098

H.B. Fuller Co.	18,961	922,263

Huntsman Corp.	424,602	9,549,299

Ingevity Corp.*	15,538	1,640,968

NewMarket Corp.	4,538	1,967,495

Olin Corp.	116,442	2,694,468

PolyOne Corp.	49,971	1,464,650

Quaker Chemical Corp.	2,884	577,752

Scotts Miracle-Gro Co. (The)	21,805	1,713,437

Sensient Technologies Corp.	23,054	1,562,831

Valvoline, Inc.	112,440	2,086,886

W.R. Grace & Co.	16,850	1,314,974

Total Chemicals		41,563,585

Commercial Services & Supplies – 1.2%

Advanced Disposal Services, Inc.*	3,015	84,420

Brady Corp. Class A	25,331	1,175,612

Clean Harbors, Inc.*	6,624	473,815

Covanta Holding Corp.	39,596	685,407

Deluxe Corp.	52,784	2,307,716

Healthcare Services Group, Inc.	16,290	537,407

KAR Auction Services, Inc.	61,429	3,151,922

MSA Safety, Inc.	12,859	1,329,621

Stericycle, Inc.*	18,850	1,025,817

Tetra Tech, Inc.	20,395	1,215,338

UniFirst Corp.	9,163	1,406,520

Total Commercial Services & Supplies		13,393,595

Communications Equipment – 0.6%

Ciena Corp.*	26,793	1,000,451

CommScope Holding Co., Inc.*	102,524	2,227,846

EchoStar Corp. Class A*	18,560	676,512

InterDigital, Inc.	17,814	1,175,368

Lumentum Holdings, Inc.*	33,064	1,869,438

Total Communications Equipment		6,949,615

Construction & Engineering – 1.6%

AECOM*	27,984	830,285

EMCOR Group, Inc.	38,457	2,810,437

Fluor Corp.	73,472	2,703,770

Granite Construction, Inc.	14,398	621,274

KBR, Inc.	149,719	2,858,136

MasTec, Inc.*	60,416	2,906,010

Quanta Services, Inc.	86,106	3,249,640

Valmont Industries, Inc.	9,535	1,240,503

Total Construction & Engineering		17,220,055

Construction Materials – 0.3%

Eagle Materials, Inc.	35,876	3,024,347

Consumer Finance – 2.0%

Credit Acceptance Corp.*	7,855	3,549,910

FirstCash, Inc.	11,108	960,842

Green Dot Corp. Class A*	8,148	494,176

Navient Corp.	279,479	3,233,572

Nelnet, Inc. Class A	31,837	1,753,264

OneMain Holdings, Inc.	93,954	2,983,040

Santander Consumer USA Holdings, Inc.	288,752	6,101,330

SLM Corp.	264,330	2,619,510

Total Consumer Finance		21,695,644

Containers & Packaging – 2.4%

AptarGroup, Inc.	19,146	2,036,943

Bemis Co., Inc.	36,185	2,007,544

Berry Global Group, Inc.*	73,827	3,977,061

Crown Holdings, Inc.*	91,869	5,013,291

Graphic Packaging Holding Co.	156,923	1,981,937

Greif, Inc. Class A	35,790	1,476,338

Owens-Illinois, Inc.	68,143	1,293,354

Sealed Air Corp.	79,736	3,672,640

Silgan Holdings, Inc.	78,336	2,321,096

Sonoco Products Co.	45,595	2,805,460

Total Containers & Packaging		26,585,664

Distributors – 0.2%

Pool Corp.	14,008	2,310,900

Diversified Consumer Services – 1.8%

Adtalem Global Education, Inc.*	24,519	1,135,720

Bright Horizons Family Solutions, Inc.*	11,174	1,420,327

Graham Holdings Co. Class B	3,683	2,516,152

Grand Canyon Education, Inc.*	17,705	2,027,400

H&R Block, Inc.	248,052	5,938,365

Laureate Education, Inc. Class A*	187,036	2,799,929

ServiceMaster Global Holdings, Inc.*	55,797	2,605,720

Weight Watchers International, Inc.*	36,688	739,263

Total Diversified Consumer Services		19,182,876

Diversified Financial Services – 0.6%

Jefferies Financial Group, Inc.	166,411	3,126,863

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (continued)

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2019

Investments	Shares	Value

Voya Financial, Inc.	62,202	$3,107,612

Total Diversified Financial Services		6,234,475

Diversified Telecommunication Services – 0.2%

Cogent Communications Holdings, Inc.	4,852	263,221

Vonage Holdings Corp.*	59,424	596,617

Zayo Group Holdings, Inc.*	33,954	964,973

Total Diversified Telecommunication Services		1,824,811

Electric Utilities – 1.3%

ALLETE, Inc.	15,694	1,290,518

El Paso Electric Co.	16,954	997,234

Hawaiian Electric Industries, Inc.	44,448	1,812,145

IDACORP, Inc.	21,302	2,120,401

MGE Energy, Inc.	10,916	741,961

OGE Energy Corp.	92,350	3,982,132

PNM Resources, Inc.	23,680	1,121,011

Portland General Electric Co.	39,203	2,032,283

Total Electric Utilities		14,097,685

Electrical Equipment – 1.7%

Acuity Brands, Inc.	23,653	2,838,596

EnerSys	24,007	1,564,296

Generac Holdings, Inc.*	33,730	1,727,988

GrafTech International Ltd.	513,133	6,562,971

Hubbell, Inc.	29,710	3,505,186

Regal Beloit Corp.	27,480	2,249,788

Total Electrical Equipment		18,448,825

Electronic Equipment, Instruments & Components – 3.9%

Arrow Electronics, Inc.*	84,383	6,502,554

Avnet, Inc.	68,759	2,982,078

AVX Corp.	111,215	1,928,468

Belden, Inc.	20,708	1,112,020

Cognex Corp.	51,377	2,613,034

Coherent, Inc.*	22,177	3,142,924

Dolby Laboratories, Inc. Class A	32,751	2,062,331

FLIR Systems, Inc.	47,019	2,237,164

II-VI, Inc.*	27,781	1,034,564

IPG Photonics Corp.*	32,155	4,880,486

Jabil, Inc.	93,477	2,485,553

Littelfuse, Inc.	9,305	1,697,976

National Instruments Corp.	27,343	1,212,936

Rogers Corp.*	7,036	1,117,880

SYNNEX Corp.	33,488	3,194,420

Tech Data Corp.*	25,123	2,572,846

Vishay Intertechnology, Inc.	136,248	2,516,501

Total Electronic Equipment, Instruments & Components		43,293,735

Energy Equipment & Services – 0.3%

Apergy Corp.*	24,108	989,874

Cactus, Inc. Class A*	18,552	660,451

Helmerich & Payne, Inc.	244	13,557

RPC, Inc.	148,987	1,699,942

Total Energy Equipment & Services		3,363,824

Entertainment – 0.3%

Cinemark Holdings, Inc.	53,650	2,145,463

Madison Square Garden Co. (The) Class A*	267	78,266

World Wrestling Entertainment, Inc. Class A	9,602	833,262

Zynga, Inc. Class A*	56,815	302,824

Total Entertainment		3,359,815

Equity Real Estate Investment Trusts (REITs) – 5.9%

Acadia Realty Trust	9,874	269,264

American Campus Communities, Inc.	14,894	708,657

Americold Realty Trust	11,276	344,031

Apartment Investment & Management Co. Class A	3,531	177,574

Apple Hospitality REIT, Inc.	64,340	1,048,742

Brandywine Realty Trust	38,635	612,751

Brixmor Property Group, Inc.	130,614	2,399,379

Columbia Property Trust, Inc.	1,025	23,073

CoreCivic, Inc.	46,755	909,385

CoreSite Realty Corp.	4,542	486,085

Corporate Office Properties Trust	17,327	473,027

Cousins Properties, Inc.	63,126	609,797

CubeSmart	29,492	944,924

CyrusOne, Inc.	11,214	588,062

DiamondRock Hospitality Co.	37,873	410,165

Douglas Emmett, Inc.	20,285	819,920

EastGroup Properties, Inc.	5,259	587,115

Empire State Realty Trust, Inc. Class A	23,555	372,169

EPR Properties	21,425	1,647,582

Equity Commonwealth	43,862	1,433,849

First Industrial Realty Trust, Inc.	40,082	1,417,300

Gaming and Leisure Properties, Inc.	66,633	2,570,035

GEO Group, Inc. (The)	42,857	822,854

Healthcare Realty Trust, Inc.	2,915	93,601

Healthcare Trust of America, Inc. Class A	52,959	1,514,098

Highwoods Properties, Inc.	24,948	1,167,067

Hospitality Properties Trust	73,587	1,936,074

Hudson Pacific Properties, Inc.	22,979	790,937

JBG SMITH Properties	2,495	103,168

Kilroy Realty Corp.	11,298	858,196

Kimco Realty Corp.	153,493	2,839,620

Lamar Advertising Co. Class A	25,186	1,996,242

Liberty Property Trust	28,269	1,368,785

Life Storage, Inc.	8,037	781,759

Macerich Co. (The)	12,125	525,619

Medical Properties Trust, Inc.	124,991	2,313,583

National Health Investors, Inc.	11,649	915,029

National Retail Properties, Inc.	34,751	1,924,858

Omega Healthcare Investors, Inc.	46,313	1,766,841

Outfront Media, Inc.	25,239	590,593

Park Hotels & Resorts, Inc.	85,516	2,657,837

Pebblebrook Hotel Trust	16,967	526,995

Physicians Realty Trust	18,269	343,640

Piedmont Office Realty Trust, Inc. Class A	17,937	373,986

PotlatchDeltic Corp.	24,560	928,122

PS Business Parks, Inc.	6,942	1,088,714

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2019

Investments	Shares	Value

Rayonier, Inc.	32,841	$1,035,148

Retail Properties of America, Inc. Class A	79,889	973,847

Rexford Industrial Realty, Inc.	6,914	247,590

RLJ Lodging Trust	55,224	970,286

Ryman Hospitality Properties, Inc.	10,412	856,283

Sabra Health Care REIT, Inc.	125,220	2,438,033

Senior Housing Properties Trust	215,359	2,536,929

Spirit Realty Capital, Inc.	18,059	717,484

STAG Industrial, Inc.	10,376	307,648

STORE Capital Corp.	38,763	1,298,561

Sunstone Hotel Investors, Inc.	77,037	1,109,333

Tanger Factory Outlet Centers, Inc.(a)	13,940	292,461

Taubman Centers, Inc.	8,722	461,219

Terreno Realty Corp.	7,820	328,753

Urban Edge Properties	26,495	503,405

Weingarten Realty Investors	92,881	2,727,915

Xenia Hotels & Resorts, Inc.	30,826	675,398

Total Equity Real Estate Investment Trusts (REITs)		64,561,397

Food & Staples Retailing – 0.8%

BJ’s Wholesale Club Holdings, Inc.*	37,495	1,027,363

Casey’s General Stores, Inc.	10,567	1,360,713

Performance Food Group Co.*	35,468	1,405,952

Sprouts Farmers Market, Inc.*	60,412	1,301,274

U.S. Foods Holding Corp.*	110,596	3,860,906

Total Food & Staples Retailing		8,956,208

Food Products – 1.8%

Cal-Maine Foods, Inc.	32,419	1,446,860

Darling Ingredients, Inc.*	32,230	697,779

Flowers Foods, Inc.	83,261	1,775,124

Hain Celestial Group, Inc. (The)*	15,646	361,736

Ingredion, Inc.	43,352	4,105,001

J&J Snack Foods Corp.	4,905	779,110

Lancaster Colony Corp.	6,403	1,003,286

Pilgrim’s Pride Corp.*	182,326	4,064,047

Post Holdings, Inc.*	17,580	1,923,252

Sanderson Farms, Inc.(a)	12,494	1,647,209

Seaboard Corp.	377	1,615,332

Tootsie Roll Industries, Inc.(a)	15,580	580,196

Total Food Products		19,998,932

Gas Utilities – 0.8%

National Fuel Gas Co.	45,823	2,793,370

New Jersey Resources Corp.	31,190	1,552,950

ONE Gas, Inc.	18,027	1,604,944

Southwest Gas Holdings, Inc.	21,681	1,783,479

Spire, Inc.	18,037	1,484,265

Total Gas Utilities		9,219,008

Health Care Equipment & Supplies – 0.9%

Cantel Medical Corp.	9,343	624,953

Globus Medical, Inc. Class A*	31,181	1,540,653

Haemonetics Corp.*	2,221	194,293

Hill-Rom Holdings, Inc.	21,074	2,230,894

ICU Medical, Inc.*	4,122	986,518

Inogen, Inc.*	3,329	317,487

Integer Holdings Corp.*	4,643	350,175

Integra LifeSciences Holdings Corp.*	8,142	453,672

Masimo Corp.*	15,482	2,140,851

Merit Medical Systems, Inc.*	6,589	407,398

Neogen Corp.*	8,661	497,055

NuVasive, Inc.*	1,650	93,704

Quidel Corp.*	6,683	437,536

Total Health Care Equipment & Supplies		10,275,189

Health Care Providers & Services – 1.5%

Acadia Healthcare Co., Inc.*	60,255	1,766,074

Amedisys, Inc.*	7,888	972,275

AMN Healthcare Services, Inc.*	21,696	1,021,665

BioTelemetry, Inc.*	3,273	204,955

Chemed Corp.	6,099	1,952,107

Encompass Health Corp.	42,690	2,493,096

Ensign Group, Inc. (The)	16,925	866,391

HealthEquity, Inc.*	8,815	652,134

LHC Group, Inc.*	4,387	486,343

MEDNAX, Inc.*	67,574	1,835,985

Patterson Cos., Inc.	44,879	980,606

Select Medical Holdings Corp.*	78,301	1,103,261

Tenet Healthcare Corp.*	67,187	1,937,673

Total Health Care Providers & Services		16,272,565

Health Care Technology – 0.1%

HMS Holdings Corp.*	8,631	255,564

Medidata Solutions, Inc.*	6,632	485,728

Omnicell, Inc.*	4,105	331,848

Total Health Care Technology		1,073,140

Hotels, Restaurants & Leisure – 3.5%

Boyd Gaming Corp.	42,494	1,162,636

Caesars Entertainment Corp.*(a)	91,428	794,509

Cheesecake Factory, Inc. (The)	20,134	984,955

Choice Hotels International, Inc.	26,809	2,084,132

Churchill Downs, Inc.	15,588	1,406,973

Cracker Barrel Old Country Store, Inc.	11,565	1,869,020

Dave & Buster’s Entertainment, Inc.	22,269	1,110,555

Dunkin’ Brands Group, Inc.	29,313	2,201,406

Eldorado Resorts, Inc.*	17,873	834,490

Extended Stay America, Inc.	113,152	2,031,078

Hilton Grand Vacations, Inc.*	71,720	2,212,562

Hyatt Hotels Corp. Class A	24,740	1,795,382

Jack in the Box, Inc.	14,979	1,214,198

Marriott Vacations Worldwide Corp.	4,434	414,579

Penn National Gaming, Inc.*	34,738	698,234

Planet Fitness, Inc. Class A*	64,853	4,456,698

Red Rock Resorts, Inc. Class A	70,500	1,822,425

SeaWorld Entertainment, Inc.*	10,137	261,129

Six Flags Entertainment Corp.	31,574	1,558,177

Texas Roadhouse, Inc.	21,776	1,354,250

Wendy’s Co. (The)	245,679	4,395,197

Wyndham Destinations, Inc.	47,588	1,926,838

Wyndham Hotels & Resorts, Inc.	25,003	1,249,900

Total Hotels, Restaurants & Leisure		37,839,323

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (continued)

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2019

Investments	Shares	Value

Household Durables – 1.9%

iRobot Corp.*(a)	8,202	$965,293

Leggett & Platt, Inc.	82,349	3,476,775

PulteGroup, Inc.	343,674	9,609,125

Tempur Sealy International, Inc.*	23,367	1,347,575

Toll Brothers, Inc.	163,353	5,913,379

Total Household Durables		21,312,147

Household Products – 0.3%

Energizer Holdings, Inc.	22,040	990,257

Spectrum Brands Holdings, Inc.	28,345	1,552,739

WD-40 Co.	2,920	494,765

Total Household Products		3,037,761

Independent Power & Renewable Electricity Producers – 0.2%

Clearway Energy, Inc. Class C	55,835	843,667

Ormat Technologies, Inc.	23,181	1,278,432

Total Independent Power & Renewable Electricity Producers		2,122,099

Industrial Conglomerates – 0.3%

Carlisle Cos., Inc.	30,342	3,720,536

Insurance – 2.9%

American Equity Investment Life Holding Co.	97,879	2,644,691

American National Insurance Co.	20,290	2,451,438

Assurant, Inc.	23,526	2,232,853

Erie Indemnity Co. Class A	12,239	2,184,906

First American Financial Corp.	65,873	3,392,459

Genworth Financial, Inc. Class A*	476,461	1,824,846

Hanover Insurance Group, Inc. (The)	17,913	2,045,127

Kemper Corp.	19,155	1,458,462

Mercury General Corp.	9,800	490,686

National General Holdings Corp.	41,367	981,639

Old Republic International Corp.	199,732	4,178,393

Primerica, Inc.	18,316	2,237,299

ProAssurance Corp.	15,053	520,984

RLI Corp.	9,314	668,280

Selective Insurance Group, Inc.	17,357	1,098,351

Unum Group	102,912	3,481,513

Total Insurance		31,891,927

Interactive Media & Services – 0.2%

Cargurus, Inc.*	12,890	516,373

Yelp, Inc.*	41,797	1,441,997

Total Interactive Media & Services		1,958,370

Internet & Direct Marketing Retail – 0.3%

Etsy, Inc.*	8,304	558,195

GrubHub, Inc.*	11,643	808,839

Stamps.com, Inc.*	9,883	804,575

Stitch Fix, Inc. Class A*(a)	21,780	614,850

Total Internet & Direct Marketing Retail		2,786,459

IT Services – 2.3%

Black Knight, Inc.*	32,385	1,764,983

Booz Allen Hamilton Holding Corp.	62,053	3,607,761

CACI International, Inc. Class A*	13,909	2,531,716

CoreLogic, Inc.*	36,470	1,358,872

EPAM Systems, Inc.*	14,473	2,447,818

Euronet Worldwide, Inc.*	18,002	2,566,905

ManTech International Corp. Class A	12,899	696,804

MAXIMUS, Inc.	28,887	2,050,399

Perspecta, Inc.	83,209	1,682,486

Sabre Corp.	143,438	3,068,139

Science Applications International Corp.	22,863	1,759,308

WEX, Inc.*	9,945	1,909,341

Total IT Services		25,444,532

Leisure Products – 0.5%

Brunswick Corp.	40,075	2,016,975

Polaris Industries, Inc.	37,314	3,150,421

Total Leisure Products		5,167,396

Life Sciences Tools & Services – 0.6%

Bio-Techne Corp.	5,520	1,095,996

Bruker Corp.	49,244	1,892,939

Charles River Laboratories International, Inc.*	15,030	2,183,108

Medpace Holdings, Inc.*	10,765	634,812

PRA Health Sciences, Inc.*	4,346	479,320

Syneos Health, Inc.*	831	43,013

Total Life Sciences Tools & Services		6,329,188

Machinery – 6.1%

AGCO Corp.	44,325	3,082,804

Albany International Corp. Class A	10,031	718,119

Allison Transmission Holdings, Inc.	113,161	5,083,192

Barnes Group, Inc.	27,648	1,421,384

Crane Co.	35,196	2,978,286

Donaldson Co., Inc.	50,048	2,505,403

Flowserve Corp.	23,046	1,040,296

Gardner Denver Holdings, Inc.*	88,706	2,466,914

Graco, Inc.	70,091	3,470,906

Harsco Corp.*	39,628	798,900

Hillenbrand, Inc.	20,387	846,672

ITT, Inc.	45,360	2,630,880

John Bean Technologies Corp.	12,120	1,113,707

Kennametal, Inc.	56,722	2,084,533

Lincoln Electric Holdings, Inc.	28,577	2,396,753

Middleby Corp. (The)*	24,176	3,143,605

Navistar International Corp.*	99,172	3,203,256

Nordson Corp.	26,214	3,473,879

Oshkosh Corp.	61,156	4,594,650

Proto Labs, Inc.*	5,447	572,698

RBC Bearings, Inc.*	6,714	853,819

Rexnord Corp.*	6,447	162,078

Terex Corp.	50,635	1,626,903

Timken Co. (The)	72,127	3,146,180

Toro Co. (The)	46,094	3,173,111

Trinity Industries, Inc.	72,118	1,567,124

WABCO Holdings, Inc.*	44,492	5,865,380

Watts Water Technologies, Inc. Class A	15,036	1,215,210

Woodward, Inc.	22,288	2,114,908

Total Machinery		67,351,550

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2019

Investments	Shares	Value

Marine – 0.1%

Kirby Corp.*	8,041	$603,959

Media – 1.9%

AMC Networks, Inc. Class A*	71,533	4,060,213

Cable One, Inc.	1,577	1,547,636

John Wiley & Sons, Inc. Class A	32,996	1,459,083

New York Times Co. (The) Class A	29,716	976,171

Nexstar Media Group, Inc. Class A	30,687	3,325,550

Sinclair Broadcast Group, Inc. Class A	96,025	3,695,042

TEGNA, Inc.	222,897	3,142,848

Tribune Media Co. Class A	67,613	3,119,664

Total Media		21,326,207

Metals & Mining – 2.2%

Allegheny Technologies, Inc.*	68,001	1,738,785

Cleveland-Cliffs, Inc.(a)	553,340	5,527,867

Commercial Metals Co.	70,662	1,206,907

Reliance Steel & Aluminum Co.	77,634	7,007,245

United States Steel Corp.	345,166	6,727,285

Worthington Industries, Inc.	41,156	1,535,942

Total Metals & Mining		23,744,031

Multi-Utilities – 0.6%

Avista Corp.	25,159	1,021,958

Black Hills Corp.	25,713	1,904,562

MDU Resources Group, Inc.	91,147	2,354,327

NorthWestern Corp.	24,836	1,748,703

Total Multi-Utilities		7,029,550

Multiline Retail – 0.1%

Ollie’s Bargain Outlet Holdings, Inc.*	15,510	1,323,468

Oil, Gas & Consumable Fuels – 3.8%

Centennial Resource Development, Inc. Class A*	136,319	1,198,244

Chesapeake Energy Corp.*(a)	2,061,701	6,391,273

Cimarex Energy Co.	74,551	5,211,115

CNX Resources Corp.*	25,973	279,729

CVR Energy, Inc.	51,546	2,123,695

Delek U.S. Holdings, Inc.	67,293	2,450,811

Magnolia Oil & Gas Corp.*	40,625	487,500

Matador Resources Co.*	86,419	1,670,479

Murphy Oil Corp.	47,931	1,404,379

Parsley Energy, Inc. Class A*	197,273	3,807,369

PBF Energy, Inc. Class A	204,951	6,382,174

Peabody Energy Corp.	137,508	3,895,602

SM Energy Co.	58,120	1,016,519

Southwestern Energy Co.*	1,114,771	5,228,276

Total Oil, Gas & Consumable Fuels		41,547,165

Paper & Forest Products – 0.7%

Domtar Corp.	54,728	2,717,245

Louisiana-Pacific Corp.	209,390	5,104,928

Total Paper & Forest Products		7,822,173

Personal Products – 0.3%

Edgewell Personal Care Co.*	32,602	1,430,902

Nu Skin Enterprises, Inc. Class A	28,540	1,365,924

USANA Health Sciences, Inc.*	8,734	732,521

Total Personal Products		3,529,347

Pharmaceuticals – 0.8%

Catalent, Inc.*	27,516	1,116,874

Nektar Therapeutics*	205,041	6,889,378

Supernus Pharmaceuticals, Inc.*	27,057	948,077

Total Pharmaceuticals		8,954,329

Professional Services – 1.7%

ASGN, Inc.*	22,524	1,430,049

Exponent, Inc.	12,402	715,843

FTI Consulting, Inc.*	21,666	1,664,382

Insperity, Inc.	11,772	1,455,726

Korn Ferry	30,422	1,362,297

ManpowerGroup, Inc.	70,006	5,788,796

Robert Half International, Inc.	63,976	4,168,676

TriNet Group, Inc.*	40,166	2,399,517

Total Professional Services		18,985,286

Real Estate Management & Development – 0.6%

Howard Hughes Corp. (The)*	3,965	436,150

Jones Lang LaSalle, Inc.	22,611	3,486,164

Kennedy-Wilson Holdings, Inc.	52,866	1,130,804

Newmark Group, Inc. Class A	70,546	588,354

Realogy Holdings Corp.(a)	79,636	907,850

Total Real Estate Management & Development		6,549,322

Road & Rail – 2.1%

AMERCO	12,256	4,553,226

Avis Budget Group, Inc.*	67,551	2,354,828

Genesee & Wyoming, Inc. Class A*	28,840	2,513,118

Knight-Swift Transportation Holdings, Inc.	116,370	3,802,972

Landstar System, Inc.	22,164	2,424,520

Ryder System, Inc.	48,053	2,978,805

Schneider National, Inc. Class B	113,411	2,387,301

Werner Enterprises, Inc.	44,885	1,532,823

Total Road & Rail		22,547,593

Semiconductors & Semiconductor Equipment – 2.3%

Brooks Automation, Inc.	20,083	589,034

Cabot Microelectronics Corp.	11,985	1,341,841

Cirrus Logic, Inc.*	37,002	1,556,674

Cypress Semiconductor Corp.	38,663	576,852

Entegris, Inc.	67,897	2,423,244

First Solar, Inc.*	13,910	735,004

Integrated Device Technology, Inc.*	24,339	1,192,368

MKS Instruments, Inc.	57,041	5,307,665

Monolithic Power Systems, Inc.	7,690	1,041,918

Semtech Corp.*	5,571	283,620

Silicon Laboratories, Inc.*	9,155	740,273

Teradyne, Inc.	106,486	4,242,402

Universal Display Corp.(a)	7,794	1,191,313

Versum Materials, Inc.	77,009	3,874,323

Total Semiconductors & Semiconductor Equipment		25,096,531

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (continued)

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2019

Investments	Shares	Value

Software – 1.8%

ACI Worldwide, Inc.*	15,349	$504,522

Alarm.com Holdings, Inc.*	3,622	235,068

Altair Engineering, Inc. Class A*	1,236	45,497

Aspen Technology, Inc.*	17,004	1,772,837

Blackbaud, Inc.	6,454	514,578

Bottomline Technologies DE, Inc.*	831	41,625

CDK Global, Inc.	70,032	4,119,282

Ellie Mae, Inc.*	3,525	347,882

Envestnet, Inc.*	3,454	225,857

Fair Isaac Corp.*	7,789	2,115,726

Guidewire Software, Inc.*	1,057	102,698

j2 Global, Inc.	22,667	1,962,962

LogMeIn, Inc.	3,534	283,073

Manhattan Associates, Inc.*	20,388	1,123,583

Paycom Software, Inc.*	8,023	1,517,390

Paylocity Holding Corp.*	5,558	495,718

Pegasystems, Inc.	2,073	134,745

Qualys, Inc.*	6,248	516,960

RealPage, Inc.*	6,493	394,060

Teradata Corp.*	14,236	621,401

Trade Desk, Inc. (The) Class A*	4,335	858,113

Tyler Technologies, Inc.*	7,392	1,510,925

Verint Systems, Inc.*	8,043	481,454

Total Software		19,925,956

Specialty Retail – 3.4%

Aaron’s, Inc.	20,434	1,074,828

American Eagle Outfitters, Inc.	118,824	2,634,328

AutoNation, Inc.*	108,781	3,885,657

Designer Brands, Inc.	5,011	111,344

Dick’s Sporting Goods, Inc.	86,358	3,178,838

Five Below, Inc.*	10,895	1,353,704

Floor & Decor Holdings, Inc. Class A*	42,571	1,754,777

Foot Locker, Inc.	95,344	5,777,846

Michaels Cos., Inc. (The)*	216,964	2,477,729

Monro, Inc.	9,197	795,725

Murphy USA, Inc.*	15,326	1,312,212

National Vision Holdings, Inc.*	8,508	267,406

Penske Automotive Group, Inc.	102,318	4,568,499

RH*	9,635	991,923

Sally Beauty Holdings, Inc.*	111,982	2,061,589

Urban Outfitters, Inc.*	74,671	2,213,249

Williams-Sonoma, Inc.	54,544	3,069,191

Total Specialty Retail		37,528,845

Technology Hardware, Storage & Peripherals – 0.6%

NCR Corp.*	33,697	919,591

Xerox Corp.	174,308	5,574,370

Total Technology Hardware, Storage & Peripherals		6,493,961

Textiles, Apparel & Luxury Goods – 1.7%

Carter’s, Inc.	26,494	2,670,330

Columbia Sportswear Co.	25,578	2,664,716

Deckers Outdoor Corp.*	11,025	1,620,565

Hanesbrands, Inc.	305,901	5,469,510

Skechers U.S.A., Inc. Class A*	107,093	3,599,396

Steven Madden Ltd.	42,260	1,430,078

Wolverine World Wide, Inc.	40,870	1,460,285

Total Textiles, Apparel & Luxury Goods		18,914,880

Thrifts & Mortgage Finance – 1.4%

LendingTree, Inc.*(a)	2,893	1,017,063

MGIC Investment Corp.*	397,567	5,243,909

New York Community Bancorp, Inc.	240,658	2,784,413

Radian Group, Inc.	213,894	4,436,162

TFS Financial Corp.	34,702	571,542

Washington Federal, Inc.	44,396	1,282,600

Total Thrifts & Mortgage Finance		15,335,689

Trading Companies & Distributors – 1.9%

Air Lease Corp.	130,583	4,485,526

Applied Industrial Technologies, Inc.	25,561	1,520,113

Beacon Roofing Supply, Inc.*	8,186	263,262

GATX Corp.	22,834	1,743,833

HD Supply Holdings, Inc.*	77,501	3,359,668

MSC Industrial Direct Co., Inc. Class A	32,044	2,650,359

SiteOne Landscape Supply, Inc.*	12,720	726,948

Univar, Inc.*	101,375	2,246,470

Watsco, Inc.	12,992	1,860,584

WESCO International, Inc.*	40,011	2,120,983

Total Trading Companies & Distributors		20,977,746

Transportation Infrastructure – 0.1%

Macquarie Infrastructure Corp.	38,169	1,573,326

Water Utilities – 0.3%

American States Water Co.	8,198	584,517

Aqua America, Inc.	62,693	2,284,533

California Water Service Group	563	30,560

Total Water Utilities		2,899,610

Wireless Telecommunication Services – 0.2%

Shenandoah Telecommunications Co.	7,171	318,105

Telephone & Data Systems, Inc.	31,230	959,698

United States Cellular Corp.*	21,327	979,123

Total Wireless Telecommunication Services		2,256,926
TOTAL COMMON STOCKS (Cost: $948,319,715)		1,093,591,937

EXCHANGE-TRADED FUND – 0.3%

United States – 0.3%

WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $3,800,559)	111,330	3,984,501

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%

United States – 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c)
(Cost: $1,864,173)(d)	1,864,173	1,864,173

TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $953,984,447)		1,099,440,611

Other Assets less Liabilities – (0.1)%		(1,129,175)

NET ASSETS – 100.0%		$1,098,311,436

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree U.S. MidCap Fund (EZM)

March 31, 2019

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $16,770,856 and the total market value of the collateral held by the Fund was $17,209,660. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,345,487.

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments

WisdomTree U.S. Multifactor Fund (USMF)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 101.0%

United States – 101.0%

Airlines – 2.4%

JetBlue Airways Corp.*	57,673	$943,530

Southwest Airlines Co.	16,995	882,211

United Continental Holdings, Inc.*	11,218	894,972

Total Airlines		2,720,713

Auto Components – 0.4%

Gentex Corp.	24,001	496,341

Banks – 3.7%

Fifth Third Bancorp	40,922	1,032,053

First Citizens BancShares, Inc. Class A	2,815	1,146,268

First Horizon National Corp.	79,441	1,110,585

Signature Bank	7,255	929,148

Total Banks		4,218,054

Beverages – 0.9%

Keurig Dr Pepper, Inc.	13,461	376,504

Molson Coors Brewing Co. Class B	3,614	215,575

PepsiCo, Inc.	3,309	405,518

Total Beverages		997,597

Biotechnology – 2.0%

Biogen, Inc.*	2,501	591,186

Celgene Corp.*	8,818	831,890

United Therapeutics Corp.*	7,450	874,407

Total Biotechnology		2,297,483

Building Products – 1.1%

USG Corp.	28,495	1,233,834

Capital Markets – 1.1%

MarketAxess Holdings, Inc.	5,180	1,274,694

Commercial Services & Supplies – 2.5%

Republic Services, Inc.	17,869	1,436,310

Waste Management, Inc.	13,945	1,449,025

Total Commercial Services & Supplies		2,885,335

Communications Equipment – 4.1%

Ciena Corp.*	20,880	779,659

CommScope Holding Co., Inc.*	30,111	654,312

Juniper Networks, Inc.	48,342	1,279,613

Motorola Solutions, Inc.	8,350	1,172,507

Ubiquiti Networks, Inc.	5,388	806,637

Total Communications Equipment		4,692,728

Consumer Finance – 1.5%

Santander Consumer USA Holdings, Inc.	40,813	862,379

Synchrony Financial	26,700	851,730

Total Consumer Finance		1,714,109

Containers & Packaging – 2.8%

Bemis Co., Inc.	20,398	1,131,681

Berry Global Group, Inc.*	16,904	910,618

Sonoco Products Co.	18,964	1,166,855

Total Containers & Packaging		3,209,154

Distributors – 0.9%

Genuine Parts Co.	6,083	681,479

LKQ Corp.*	13,937	395,532

Total Distributors		1,077,011

Diversified Consumer Services – 0.3%

H&R Block, Inc.	15,958	382,035

Diversified Telecommunication Services – 2.3%

AT&T, Inc.	38,944	1,221,284

Verizon Communications, Inc.	24,354	1,440,052

Total Diversified Telecommunication Services		2,661,336

Electric Utilities – 1.7%

Alliant Energy Corp.	2,451	115,516

American Electric Power Co., Inc.	1,468	122,945

Duke Energy Corp.	1,359	122,310

Entergy Corp.	1,354	129,483

Evergy, Inc.	2,140	124,227

Eversource Energy	1,796	127,426

Exelon Corp.	2,687	134,699

FirstEnergy Corp.	2,883	119,962

IDACORP, Inc.	1,102	109,693

NextEra Energy, Inc.	611	118,119

OGE Energy Corp.	2,772	119,529

Pinnacle West Capital Corp.	1,287	123,011

Portland General Electric Co.	2,345	121,565

PPL Corp.	3,457	109,725

Southern Co. (The)	2,356	121,758

Xcel Energy, Inc.	2,124	119,390

Total Electric Utilities		1,939,358

Electronic Equipment, Instruments & Components – 2.5%

CDW Corp.	11,507	1,108,930

Keysight Technologies, Inc.*	11,772	1,026,518

Zebra Technologies Corp. Class A*	3,606	755,565

Total Electronic Equipment, Instruments & Components		2,891,013

Entertainment – 1.6%

Cinemark Holdings, Inc.	24,877	994,831

Viacom, Inc. Class B	30,726	862,479

Total Entertainment		1,857,310

Equity Real Estate Investment Trusts (REITs) – 3.2%

American Campus Communities, Inc.	2,391	113,764

American Homes 4 Rent Class A	5,181	117,712

American Tower Corp.	614	120,995

Brixmor Property Group, Inc.	5,428	99,712

CubeSmart	3,492	111,884

EPR Properties	1,554	119,503

Equity LifeStyle Properties, Inc.	985	112,585

Extra Space Storage, Inc.	1,133	115,464

Gaming and Leisure Properties, Inc.	3,287	126,780

HCP, Inc.	3,566	111,616

Healthcare Trust of America, Inc. Class A	3,829	109,471

Highwoods Properties, Inc.	2,489	116,435

Hospitality Properties Trust	4,149	109,160

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Multifactor Fund (USMF)

March 31, 2019

Investments	Shares	Value

Host Hotels & Resorts, Inc.	4,914	$92,875

Iron Mountain, Inc.	2,796	99,146

Kimco Realty Corp.	5,222	96,607

Liberty Property Trust	2,257	109,284

Life Storage, Inc.	1,151	111,958

Medical Properties Trust, Inc.	6,280	116,243

Mid-America Apartment Communities, Inc.	1,083	118,404

National Retail Properties, Inc.	2,068	114,547

Omega Healthcare Investors, Inc.	2,814	107,354

Park Hotels & Resorts, Inc.	3,152	97,964

Public Storage	546	118,908

Regency Centers Corp.	1,694	114,328

Simon Property Group, Inc.	647	117,890

SL Green Realty Corp.	1,152	103,588

STORE Capital Corp.	3,570	119,595

Ventas, Inc.	1,574	100,437

VICI Properties, Inc.	5,547	121,368

Vornado Realty Trust	1,586	106,960

W.P. Carey, Inc.	1,564	122,508

Welltower, Inc.	1,357	105,303

Total Equity Real Estate Investment Trusts (REITs)		3,680,348

Food & Staples Retailing – 1.6%

Casey’s General Stores, Inc.	2,584	332,742

Kroger Co. (The)	8,833	217,292

Sysco Corp.	5,293	353,361

U.S. Foods Holding Corp.*	7,240	252,748

Walgreens Boots Alliance, Inc.	4,356	275,604

Walmart, Inc.	3,672	358,130

Total Food & Staples Retailing		1,789,877

Food Products – 3.0%

General Mills, Inc.	6,163	318,935

Hershey Co. (The)	3,390	389,274

Hormel Foods Corp.	8,232	368,464

Ingredion, Inc.	3,335	315,791

J.M. Smucker Co. (The)	2,776	323,404

Kellogg Co.	5,990	343,706

Lamb Weston Holdings, Inc.	4,525	339,104

McCormick & Co., Inc. Non-Voting Shares	2,390	360,006

Post Holdings, Inc.*	2,798	306,101

Tyson Foods, Inc. Class A	5,060	351,316

Total Food Products		3,416,101

Gas Utilities – 0.4%

National Fuel Gas Co.	1,820	110,947

ONE Gas, Inc.	1,244	110,753

Southwest Gas Holdings, Inc.	1,117	91,885

UGI Corp.	2,131	118,100

Total Gas Utilities		431,685

Health Care Providers & Services – 7.1%

Anthem, Inc.	3,942	1,131,275

Encompass Health Corp.	19,646	1,147,326

HCA Healthcare, Inc.	8,651	1,127,917

Henry Schein, Inc.*	18,738	1,126,341

McKesson Corp.	8,974	1,050,497

Quest Diagnostics, Inc.	14,395	1,294,399

Universal Health Services, Inc. Class B	9,209	1,231,888

Total Health Care Providers & Services		8,109,643

Hotels, Restaurants & Leisure – 2.0%

Darden Restaurants, Inc.	4,957	602,127

McDonald’s Corp.	3,431	651,547

Starbucks Corp.	7,744	575,689

Texas Roadhouse, Inc.	7,733	480,915

Total Hotels, Restaurants & Leisure		2,310,278

Household Durables – 1.1%

NVR, Inc.*	163	451,021

PulteGroup, Inc.	15,399	430,556

Toll Brothers, Inc.	10,182	368,588

Total Household Durables		1,250,165

Household Products – 1.5%

Church & Dwight Co., Inc.	4,293	305,791

Clorox Co. (The)	1,994	319,957

Colgate-Palmolive Co.	5,393	369,636

Kimberly-Clark Corp.	2,712	336,017

Procter & Gamble Co. (The)	3,647	379,470

Total Household Products		1,710,871

Independent Power & Renewable Electricity Producers – 0.3%

AES Corp.	6,354	114,880

NRG Energy, Inc.	2,318	98,469

Vistra Energy Corp.	3,420	89,023

Total Independent Power & Renewable Electricity Producers		302,372

Insurance – 5.2%

Assurant, Inc.	12,044	1,143,096

Erie Indemnity Co. Class A	7,347	1,311,586

Hanover Insurance Group, Inc. (The)	11,457	1,308,046

Hartford Financial Services Group, Inc. (The)	26,786	1,331,800

Kemper Corp.	10,726	816,678

Total Insurance		5,911,206

IT Services – 9.0%

Booz Allen Hamilton Holding Corp.	28,755	1,671,816

CACI International, Inc. Class A*	7,347	1,337,301

Euronet Worldwide, Inc.*	6,715	957,492

First Data Corp. Class A*	26,358	692,425

Leidos Holdings, Inc.	20,906	1,339,865

MAXIMUS, Inc.	23,317	1,655,041

Science Applications International Corp.	12,873	990,577

Western Union Co. (The)	91,270	1,685,757

Total IT Services		10,330,274

Machinery – 1.6%

Allison Transmission Holdings, Inc.	19,913	894,492

Snap-on, Inc.	6,144	961,659

Total Machinery		1,856,151

Media – 4.6%

Cable One, Inc.	1,124	1,103,071

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

March 31, 2019

Investments	Shares	Value

CBS Corp. Class B Non-Voting Shares	17,614	$837,193

Comcast Corp. Class A	24,136	964,957

Fox Corp. Class A*	9,036	331,712

Nexstar Media Group, Inc. Class A	8,097	877,472

Omnicom Group, Inc.	15,814	1,154,264

Total Media		5,268,669

Multi-Utilities – 1.0%

Ameren Corp.	1,635	120,254

CenterPoint Energy, Inc.	3,907	119,945

CMS Energy Corp.	2,117	117,578

Consolidated Edison, Inc.	1,393	118,141

Dominion Energy, Inc.	1,556	119,283

DTE Energy Co.	968	120,748

MDU Resources Group, Inc.	4,305	111,198

Public Service Enterprise Group, Inc.	1,991	118,285

Sempra Energy	758	95,402

WEC Energy Group, Inc.	1,489	117,750

Total Multi-Utilities		1,158,584

Multiline Retail – 1.9%

Dollar General Corp.	4,685	558,921

Dollar Tree, Inc.*	3,842	403,564

Kohl’s Corp.	5,481	376,928

Macy’s, Inc.	12,326	296,194

Target Corp.	6,374	511,577

Total Multiline Retail		2,147,184

Oil, Gas & Consumable Fuels – 5.3%

Cabot Oil & Gas Corp.	38,469	1,004,041

Chevron Corp.	11,505	1,417,186

ConocoPhillips	14,478	966,262

HollyFrontier Corp.	15,131	745,504

Murphy Oil Corp.	25,548	748,556

Phillips 66	12,500	1,189,625

Total Oil, Gas & Consumable Fuels		6,071,174

Pharmaceuticals – 5.4%

Eli Lilly & Co.	10,709	1,389,600

Johnson & Johnson	9,892	1,382,803

Merck & Co., Inc.	17,659	1,468,699

Nektar Therapeutics*	15,246	512,265

Pfizer, Inc.	33,066	1,404,313

Total Pharmaceuticals		6,157,680

Road & Rail – 1.0%

AMERCO	3,220	1,196,262

Semiconductors & Semiconductor Equipment – 2.5%

Broadcom, Inc.	3,173	954,153

Integrated Device Technology, Inc.*	24,699	1,210,004

Versum Materials, Inc.	14,644	736,739

Total Semiconductors & Semiconductor Equipment		2,900,896

Software – 2.7%

CDK Global, Inc.	25,584	1,504,851

Citrix Systems, Inc.	15,519	1,546,623

Total Software		3,051,474

Specialty Retail – 3.8%

Advance Auto Parts, Inc.	2,563	437,068

AutoZone, Inc.*	592	606,279

Burlington Stores, Inc.*	2,458	385,120

Foot Locker, Inc.	5,158	312,575

Gap, Inc. (The)	12,664	331,544

O’Reilly Automotive, Inc.*	1,264	490,811

TJX Cos., Inc. (The)	11,510	612,447

Tractor Supply Co.	4,847	473,843

Ulta Salon Cosmetics & Fragrance, Inc.*	1,221	425,799

Williams-Sonoma, Inc.	5,675	319,332

Total Specialty Retail		4,394,818

Technology Hardware, Storage & Peripherals – 0.8%

Xerox Corp.	29,487	942,994

Textiles, Apparel & Luxury Goods – 0.3%

Hanesbrands, Inc.	16,022	286,473

Thrifts & Mortgage Finance – 1.4%

MGIC Investment Corp.*	57,605	759,810

Radian Group, Inc.	38,621	800,999

Total Thrifts & Mortgage Finance		1,560,809

Tobacco – 0.5%

Altria Group, Inc.	5,344	306,906

Philip Morris International, Inc.	2,760	243,956

Total Tobacco		550,862

Trading Companies & Distributors – 1.1%

HD Supply Holdings, Inc.*	29,231	1,267,164

Wireless Telecommunication Services – 0.9%

T-Mobile U.S., Inc.*	14,297	987,923

TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $113,006,322)		115,590,042

Other Assets less Liabilities – (1.0)%		(1,109,387)

NET ASSETS – 100.0%		$114,480,655
*	Non-income producing security.

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 4.9%

Boeing Co. (The)	145,040	$55,321,157

BWX Technologies, Inc.	9,516	471,803

Curtiss-Wright Corp.	2,516	285,163

General Dynamics Corp.	75,297	12,746,276

Harris Corp.	23,321	3,724,597

HEICO Corp.	3,135	297,417

HEICO Corp. Class A	3,896	327,498

Hexcel Corp.	14,393	995,420

Huntington Ingalls Industries, Inc.	6,975	1,445,220

L3 Technologies, Inc.	13,734	2,834,286

Northrop Grumman Corp.	36,413	9,816,945

Raytheon Co.	66,839	12,170,045

Spirit AeroSystems Holdings, Inc. Class A	8,300	759,699

Textron, Inc.	9,514	481,979

United Technologies Corp.	257,130	33,141,486

Total Aerospace & Defense		134,818,991

Air Freight & Logistics – 1.7%

C.H. Robinson Worldwide, Inc.	33,116	2,880,761

Expeditors International of Washington, Inc.	29,726	2,256,203

FedEx Corp.	42,021	7,623,030

United Parcel Service, Inc. Class B	304,021	33,971,306

Total Air Freight & Logistics		46,731,300

Airlines – 0.7%

Alaska Air Group, Inc.	24,165	1,356,140

American Airlines Group, Inc.	56,953	1,808,827

Delta Air Lines, Inc.	216,842	11,199,890

Southwest Airlines Co.	78,565	4,078,309

Total Airlines		18,443,166

Auto Components – 0.1%

Gentex Corp.	84,022	1,737,575

Automobiles – 1.1%

General Motors Co.	719,619	26,697,865

Harley-Davidson, Inc.	73,000	2,603,180

Thor Industries, Inc.	12,163	758,606

Total Automobiles		30,059,651

Banks – 4.4%

Bank OZK	46,434	1,345,657

Comerica, Inc.	62,152	4,556,985

KeyCorp	575,360	9,061,920

Pinnacle Financial Partners, Inc.	7,672	419,659

Regions Financial Corp.	485,989	6,876,744

Wells Fargo & Co.	2,073,984	100,214,907

Total Banks		122,475,872

Beverages – 3.1%

Brown-Forman Corp. Class A	21,468	1,098,518

Brown-Forman Corp. Class B	58,575	3,091,588

Constellation Brands, Inc. Class A	30,825	5,404,547

Keurig Dr Pepper, Inc.	377,269	10,552,214

PepsiCo, Inc.	549,567	67,349,436

Total Beverages		87,496,303

Biotechnology – 2.6%

AbbVie, Inc.	894,729	72,106,210

Building Products – 0.2%

A.O. Smith Corp.	28,313	1,509,649

Armstrong World Industries, Inc.	10,035	796,980

Fortune Brands Home & Security, Inc.	24,344	1,159,018

Lennox International, Inc.	7,432	1,965,021

Owens Corning	18,320	863,238

Total Building Products		6,293,906

Capital Markets – 2.9%

Ameriprise Financial, Inc.	50,948	6,526,439

CBOE Global Markets, Inc.	18,223	1,739,203

Charles Schwab Corp. (The)	199,434	8,527,798

CME Group, Inc.	62,202	10,237,205

E*TRADE Financial Corp.	35,401	1,643,668

Eaton Vance Corp.	51,566	2,078,625

Evercore, Inc. Class A	8,483	771,953

FactSet Research Systems, Inc.	6,969	1,730,194

Franklin Resources, Inc.	166,474	5,516,948

LPL Financial Holdings, Inc.	22,903	1,595,194

MarketAxess Holdings, Inc.	4,981	1,225,725

Morningstar, Inc.	6,413	807,974

MSCI, Inc.	18,498	3,678,142

Northern Trust Corp.	62,734	5,671,781

Raymond James Financial, Inc.	30,036	2,415,195

S&P Global, Inc.	37,825	7,964,054

SEI Investments Co.	19,461	1,016,837

T. Rowe Price Group, Inc.	82,900	8,299,948

TD Ameritrade Holding Corp.	161,270	8,061,887

Total Capital Markets		79,508,770

Chemicals – 2.0%

Air Products & Chemicals, Inc.	76,191	14,549,433

Celanese Corp.	37,637	3,711,385

Chemours Co. (The)	74,866	2,782,021

Eastman Chemical Co.	47,392	3,596,105

Ecolab, Inc.	38,905	6,868,289

FMC Corp.	18,451	1,417,406

International Flavors & Fragrances, Inc.	28,646	3,689,318

NewMarket Corp.	1,615	700,199

Olin Corp.	63,150	1,461,291

PPG Industries, Inc.	50,991	5,755,354

RPM International, Inc.	29,636	1,720,073

Scotts Miracle-Gro Co. (The)	21,025	1,652,145

Sherwin-Williams Co. (The)	10,423	4,489,290

W.R. Grace & Co.	16,223	1,266,043

Westlake Chemical Corp.	20,113	1,364,868

Total Chemicals		55,023,220

Commercial Services & Supplies – 0.9%

Cintas Corp.	17,455	3,527,830

Healthcare Services Group, Inc.	14,525	479,180

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2019

Investments	Shares	Value

MSA Safety, Inc.	9,799	$1,013,216

Republic Services, Inc.	80,853	6,498,964

Rollins, Inc.	50,066	2,083,747

Tetra Tech, Inc.	5,259	313,384

Waste Management, Inc.	107,442	11,164,298

Total Commercial Services & Supplies		25,080,619

Communications Equipment – 0.0%

Ubiquiti Networks, Inc.	6,715	1,005,303

Construction & Engineering – 0.1%

EMCOR Group, Inc.	3,125	228,375

Fluor Corp.	32,086	1,180,765

Total Construction & Engineering		1,409,140

Construction Materials – 0.1%

Eagle Materials, Inc.	3,614	304,660

Martin Marietta Materials, Inc.	9,255	1,861,921

Vulcan Materials Co.	13,881	1,643,510

Total Construction Materials		3,810,091

Consumer Finance – 0.9%

American Express Co.	151,706	16,581,466

Discover Financial Services	104,497	7,436,006

Total Consumer Finance		24,017,472

Containers & Packaging – 0.4%

AptarGroup, Inc.	14,038	1,493,503

Avery Dennison Corp.	19,600	2,214,800

Graphic Packaging Holding Co.	131,415	1,659,771

Packaging Corp. of America	35,671	3,544,984

Sealed Air Corp.	39,513	1,819,969

Total Containers & Packaging		10,733,027

Distributors – 0.0%

Pool Corp.	7,466	1,231,666

Diversified Consumer Services – 0.1%

Service Corp. International	41,457	1,664,499

Diversified Telecommunication Services – 4.4%

Verizon Communications, Inc.	2,079,847	122,981,353

Electrical Equipment – 1.0%

Acuity Brands, Inc.	2,169	260,302

AMETEK, Inc.	27,279	2,263,339

Emerson Electric Co.	247,309	16,933,247

EnerSys	3,020	196,783

Hubbell, Inc.	21,872	2,580,458

Rockwell Automation, Inc.	35,847	6,289,715

Total Electrical Equipment		28,523,844

Electronic Equipment, Instruments & Components – 0.3%

Amphenol Corp. Class A	35,551	3,357,437

CDW Corp.	21,560	2,077,737

Cognex Corp.	10,797	549,135

Dolby Laboratories, Inc. Class A	9,326	587,258

Littelfuse, Inc.	2,429	443,244

National Instruments Corp.	18,623	826,116

Total Electronic Equipment, Instruments & Components		7,840,927

Entertainment – 1.4%

Activision Blizzard, Inc.	58,296	2,654,217

Cinemark Holdings, Inc.	53,629	2,144,624

Walt Disney Co. (The)	310,754	34,503,017

World Wrestling Entertainment, Inc. Class A	1,644	142,666

Total Entertainment		39,444,524

Equity Real Estate Investment Trusts (REITs) – 0.1%

Ryman Hospitality Properties, Inc.	24,150	1,986,096

Food & Staples Retailing – 1.0%

Casey’s General Stores, Inc.	4,709	606,378

Costco Wholesale Corp.	56,559	13,695,196

Kroger Co. (The)	192,255	4,729,473

Sysco Corp.	149,311	9,968,003

Total Food & Staples Retailing		28,999,050

Food Products – 1.9%

Flowers Foods, Inc.	99,371	2,118,590

General Mills, Inc.	373,239	19,315,118

Hershey Co. (The)	43,801	5,029,669

Hormel Foods Corp.	128,577	5,755,107

Kellogg Co.	146,428	8,402,039

Lancaster Colony Corp.	6,563	1,028,356

McCormick & Co., Inc. Non-Voting Shares	24,743	3,727,038

Tyson Foods, Inc. Class A	88,891	6,171,702

Total Food Products		51,547,619

Health Care Equipment & Supplies – 2.4%

Abbott Laboratories	332,131	26,550,552

Baxter International, Inc.	77,652	6,313,884

Becton, Dickinson and Co.	40,844	10,199,972

Cantel Medical Corp.	1,027	68,696

Cooper Cos., Inc. (The)	833	246,710

Danaher Corp.	56,720	7,488,174

Hill-Rom Holdings, Inc.	2,989	316,415

ResMed, Inc.	23,911	2,486,027

Stryker Corp.	50,379	9,950,860

Teleflex, Inc.	4,060	1,226,770

West Pharmaceutical Services, Inc.	7,653	843,361

Total Health Care Equipment & Supplies		65,691,421

Health Care Providers & Services – 2.9%

AmerisourceBergen Corp.	46,199	3,673,745

Anthem, Inc.	34,857	10,003,262

Chemed Corp.	889	284,542

Cigna Corp.	1,295	208,262

CVS Health Corp.	432,296	23,313,723

Encompass Health Corp.	21,916	1,279,895

Humana, Inc.	10,271	2,732,086

UnitedHealth Group, Inc.	156,712	38,748,609

Universal Health Services, Inc. Class B	2,977	398,233

Total Health Care Providers & Services		80,642,357

Hotels, Restaurants & Leisure – 2.5%

Aramark	28,233	834,285

Cracker Barrel Old Country Store, Inc.	10,590	1,711,450

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2019

Investments	Shares	Value

Darden Restaurants, Inc.	46,394	$5,635,479

Hyatt Hotels Corp. Class A	10,103	733,175

Las Vegas Sands Corp.	512,781	31,259,130

Marriott Vacations Worldwide Corp.	9,047	845,895

Starbucks Corp.	330,584	24,575,615

Texas Roadhouse, Inc.	13,832	860,212

Wendy’s Co. (The)	73,761	1,319,584

Wyndham Destinations, Inc.	41,454	1,678,472

Total Hotels, Restaurants & Leisure		69,453,297

Household Durables – 0.3%

D.R. Horton, Inc.	80,062	3,312,966

Leggett & Platt, Inc.	69,573	2,937,372

Lennar Corp. Class A	22,172	1,088,423

PulteGroup, Inc.	55,497	1,551,696

Toll Brothers, Inc.	15,420	558,204

Total Household Durables		9,448,661

Household Products – 3.6%

Church & Dwight Co., Inc.	43,040	3,065,739

Clorox Co. (The)	32,755	5,255,867

Procter & Gamble Co. (The)	882,847	91,860,231

Total Household Products		100,181,837

Industrial Conglomerates – 2.7%

3M Co.	193,880	40,284,386

Carlisle Cos., Inc.	14,416	1,767,690

Honeywell International, Inc.	214,150	34,032,718

Total Industrial Conglomerates		76,084,794

Insurance – 1.0%

Brown & Brown, Inc.	47,263	1,394,731

Erie Indemnity Co. Class A	15,198	2,713,147

Marsh & McLennan Cos., Inc.	119,856	11,254,478

Selective Insurance Group, Inc.	4,289	271,408

Torchmark Corp.	13,245	1,085,428

Travelers Cos., Inc. (The)	83,466	11,448,197

Total Insurance		28,167,389

Internet & Direct Marketing Retail – 0.1%

Expedia Group, Inc.	20,769	2,471,511

IT Services – 5.3%

Alliance Data Systems Corp.	5,967	1,044,106

Automatic Data Processing, Inc.	106,052	16,940,746

Booz Allen Hamilton Holding Corp.	29,499	1,715,072

Broadridge Financial Solutions, Inc.	23,470	2,433,604

Cognizant Technology Solutions Corp. Class A	64,750	4,691,137

Global Payments, Inc.	3,914	534,339

International Business Machines Corp.	492,796	69,533,516

Jack Henry & Associates, Inc.	11,816	1,639,352

MasterCard, Inc. Class A	54,638	12,864,517

MAXIMUS, Inc.	14,713	1,044,329

Paychex, Inc.	131,138	10,517,268

Sabre Corp.	50,798	1,086,569

Total System Services, Inc.	15,933	1,513,794

Visa, Inc. Class A	135,624	21,183,113

Total IT Services		146,741,462

Leisure Products – 0.2%

Brunswick Corp.	10,790	543,061

Hasbro, Inc.	47,959	4,077,474

Polaris Industries, Inc.	19,644	1,658,543

Total Leisure Products		6,279,078

Life Sciences Tools & Services – 0.1%

Bio-Techne Corp.	5,316	1,055,492

Bruker Corp.	11,592	445,596

PerkinElmer, Inc.	5,211	502,132

Total Life Sciences Tools & Services		2,003,220

Machinery – 3.7%

AGCO Corp.	16,290	1,132,970

Allison Transmission Holdings, Inc.	13,446	603,994

Caterpillar, Inc.	187,780	25,442,312

Crane Co.	15,308	1,295,363

Cummins, Inc.	62,359	9,844,615

Deere & Co.	68,394	10,932,097

Donaldson Co., Inc.	26,297	1,316,428

Dover Corp.	48,178	4,519,096

Fortive Corp.	21,361	1,791,974

Graco, Inc.	33,913	1,679,372

IDEX Corp.	14,570	2,210,852

Illinois Tool Works, Inc.	117,486	16,862,766

ITT, Inc.	13,894	805,852

Lincoln Electric Holdings, Inc.	19,381	1,625,484

Nordson Corp.	9,062	1,200,896

Oshkosh Corp.	14,165	1,064,216

Parker-Hannifin Corp.	29,896	5,130,752

Snap-on, Inc.	18,342	2,870,890

Stanley Black & Decker, Inc.	37,430	5,096,843

Toro Co. (The)	22,288	1,534,306

Trinity Industries, Inc.	51,794	1,125,484

Wabtec Corp.	13,083	964,479

Woodward, Inc.	5,572	528,727

Xylem, Inc.	31,044	2,453,718

Total Machinery		102,033,486

Media – 2.0%

Cable One, Inc.	284	278,712

CBS Corp. Class B Non-Voting Shares	52,340	2,487,720

Comcast Corp. Class A	1,138,779	45,528,384

Fox Corp. Class A*	33,042	1,212,972

Fox Corp. Class B*	25,731	923,228

Interpublic Group of Cos., Inc. (The)	155,849	3,274,388

Nexstar Media Group, Inc. Class A	6,336	686,632

Total Media		54,392,036

Multiline Retail – 0.9%

Dollar General Corp.	38,218	4,559,407

Nordstrom, Inc.	56,576	2,510,843

Target Corp.	239,734	19,241,051

Total Multiline Retail		26,311,301

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

March 31, 2019

Investments	Shares	Value

Oil, Gas & Consumable Fuels – 7.0%

EQT Corp.	25,339	$525,531

Exxon Mobil Corp.	1,734,999	140,187,919

Marathon Petroleum Corp.	254,106	15,208,244

PBF Energy, Inc. Class A	41,904	1,304,891

Phillips 66	197,815	18,826,053

Valero Energy Corp.	218,107	18,502,017

Total Oil, Gas & Consumable Fuels		194,554,655

Personal Products – 0.2%

Estee Lauder Cos., Inc. (The) Class A	36,013	5,961,952

Nu Skin Enterprises, Inc. Class A	13,249	634,097

Total Personal Products		6,596,049

Pharmaceuticals – 2.3%

Bristol-Myers Squibb Co.	596,728	28,469,893

Eli Lilly & Co.	255,902	33,205,843

Zoetis, Inc.	36,034	3,627,543

Total Pharmaceuticals		65,303,279

Professional Services – 0.1%

Insperity, Inc.	2,473	305,811

Robert Half International, Inc.	32,526	2,119,394

Total Professional Services		2,425,205

Real Estate Management & Development – 0.0%

Jones Lang LaSalle, Inc.	5,189	800,040

Road & Rail – 2.2%

CSX Corp.	138,964	10,397,287

JB Hunt Transport Services, Inc.	13,624	1,379,975

Knight-Swift Transportation Holdings, Inc.	7,960	260,133

Landstar System, Inc.	5,604	613,022

Norfolk Southern Corp.	70,924	13,254,986

Old Dominion Freight Line, Inc.	3,940	568,897

Ryder System, Inc.	24,158	1,497,554

Union Pacific Corp.	198,602	33,206,254

Total Road & Rail		61,178,108

Semiconductors & Semiconductor Equipment – 5.6%

Analog Devices, Inc.	87,770	9,239,548

Applied Materials, Inc.	237,867	9,433,805

Cabot Microelectronics Corp.	2,542	284,602

Intel Corp.	1,179,641	63,346,722

KLA-Tencor Corp.	53,287	6,363,001

Lam Research Corp.	49,603	8,879,433

Maxim Integrated Products, Inc.	95,050	5,053,808

Microchip Technology, Inc.(a)	44,860	3,721,586

MKS Instruments, Inc.	5,431	505,355

Monolithic Power Systems, Inc.	4,864	659,023

NVIDIA Corp.	27,567	4,949,931

Skyworks Solutions, Inc.	40,484	3,339,120

Texas Instruments, Inc.	324,615	34,431,913

Universal Display Corp.(a)	2,507	383,195

Xilinx, Inc.	45,751	5,800,769

Total Semiconductors & Semiconductor Equipment		156,391,811

Software – 5.0%

Citrix Systems, Inc.	15,985	1,593,065

Intuit, Inc.	26,843	7,017,029

j2 Global, Inc.	13,175	1,140,955

Microsoft Corp.	1,071,659	126,391,462

Pegasystems, Inc.	4,101	266,565

Symantec Corp.	73,751	1,695,536

Total Software		138,104,612

Specialty Retail – 4.5%

Aaron’s, Inc.	5,208	273,941

Advance Auto Parts, Inc.	3,010	513,295

American Eagle Outfitters, Inc.	45,456	1,007,760

Best Buy Co., Inc.	105,753	7,514,808

Foot Locker, Inc.	41,380	2,507,628

Gap, Inc. (The)	150,158	3,931,136

Home Depot, Inc. (The)	323,062	61,992,367

Lowe’s Cos., Inc.	201,616	22,070,904

Ross Stores, Inc.	54,586	5,081,957

Tiffany & Co.	34,182	3,607,910

TJX Cos., Inc. (The)	261,495	13,914,149

Tractor Supply Co.	24,206	2,366,379

Williams-Sonoma, Inc.	24,272	1,365,785

Total Specialty Retail		126,148,019

Technology Hardware, Storage & Peripherals – 4.8%

Apple, Inc.	686,659	130,430,877

NetApp, Inc.	61,409	4,258,100

Total Technology Hardware, Storage & Peripherals		134,688,977

Textiles, Apparel & Luxury Goods – 0.8%

Carter’s, Inc.	12,694	1,279,428

Columbia Sportswear Co.	11,305	1,177,755

NIKE, Inc. Class B	188,296	15,856,406

PVH Corp.	4,356	531,214

Tapestry, Inc.	124,200	4,035,258

Total Textiles, Apparel & Luxury Goods		22,880,061

Tobacco – 2.8%

Altria Group, Inc.	1,356,723	77,916,602

Trading Companies & Distributors – 0.5%

Fastenal Co.	107,710	6,926,830

GATX Corp.	5,632	430,116

MSC Industrial Direct Co., Inc. Class A	15,827	1,309,051

W.W. Grainger, Inc.	14,097	4,242,210

Total Trading Companies & Distributors		12,908,207

TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $2,372,390,940)		2,774,767,669

Other Assets less Liabilities – 0.2%		5,593,707

NET ASSETS – 100.0%		$2,780,361,376
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at March 31, 2019 (See Note 2). At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,679,773. The total market value of the collateral held by the Fund was $3,693,013. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,693,013.

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.3%

Aerospace & Defense – 3.6%

Boeing Co. (The)	568	$216,647

Hexcel Corp.	3,281	226,914

Huntington Ingalls Industries, Inc.	1,013	209,894

Spirit AeroSystems Holdings, Inc. Class A	4,361	399,162

Textron, Inc.	6,394	323,920

Total Aerospace & Defense		1,376,537

Air Freight & Logistics – 0.4%

Expeditors International of Washington, Inc.	1,808	137,227

Airlines – 2.2%

American Airlines Group, Inc.	5,228	166,041

Delta Air Lines, Inc.	2,795	144,362

JetBlue Airways Corp.*	9,445	154,520

Southwest Airlines Co.	3,767	195,545

United Continental Holdings, Inc.*	2,082	166,102

Total Airlines		826,570

Auto Components – 1.5%

Gentex Corp.	14,864	307,387

Lear Corp.	1,946	264,092

Total Auto Components		571,479

Automobiles – 0.3%

Harley-Davidson, Inc.	3,234	115,325

Banks – 5.3%

Bank of America Corp.	9,805	270,520

Comerica, Inc.	3,409	249,948

Fifth Third Bancorp	10,410	262,540

JPMorgan Chase & Co.	1,749	177,051

M&T Bank Corp.	1,771	278,083

PacWest Bancorp	9,843	370,195

SunTrust Banks, Inc.	3,452	204,531

Zions Bancorp NA	4,572	207,615

Total Banks		2,020,483

Beverages – 0.3%

Constellation Brands, Inc. Class A	761	133,426

Biotechnology – 3.2%

AbbVie, Inc.	3,204	258,210

Amgen, Inc.	1,917	364,192

Biogen, Inc.*	435	102,825

Celgene Corp.*	5,431	512,361

Total Biotechnology		1,237,588

Building Products – 1.9%

Fortune Brands Home & Security, Inc.	7,394	352,028

Lennox International, Inc.	677	178,999

Masco Corp.	4,645	182,595

Total Building Products		713,622

Capital Markets – 4.7%

Affiliated Managers Group, Inc.	2,822	302,265

Ameriprise Financial, Inc.	2,454	314,358

Bank of New York Mellon Corp. (The)	3,703	186,742

FactSet Research Systems, Inc.	436	108,246

LPL Financial Holdings, Inc.	2,999	208,880

Morgan Stanley	6,567	277,127

Northern Trust Corp.	1,569	141,853

S&P Global, Inc.	595	125,277

SEI Investments Co.	2,343	122,422

Total Capital Markets		1,787,170

Chemicals – 1.5%

Eastman Chemical Co.	2,330	176,800

NewMarket Corp.	342	148,278

PPG Industries, Inc.	2,166	244,476

Total Chemicals		569,554

Commercial Services & Supplies – 0.4%

Republic Services, Inc.	1,716	137,932

Communications Equipment – 2.9%

Cisco Systems, Inc.	7,130	384,949

F5 Networks, Inc.*	981	153,948

Juniper Networks, Inc.	12,648	334,793

Ubiquiti Networks, Inc.	1,603	239,985

Total Communications Equipment		1,113,675

Construction & Engineering – 0.5%

Quanta Services, Inc.	5,164	194,889

Consumer Finance – 2.9%

Ally Financial, Inc.	10,509	288,892

Discover Financial Services	4,678	332,887

Synchrony Financial	14,909	475,597

Total Consumer Finance		1,097,376

Containers & Packaging – 1.1%

International Paper Co.	3,561	164,767

Sealed Air Corp.	5,328	245,408

Total Containers & Packaging		410,175

Diversified Consumer Services – 0.3%

H&R Block, Inc.	4,086	97,819

Diversified Financial Services – 2.0%

Jefferies Financial Group, Inc.	16,851	316,630

Voya Financial, Inc.	8,926	445,943

Total Diversified Financial Services		762,573

Diversified Telecommunication Services – 0.3%

CenturyLink, Inc.	9,208	110,404

Electrical Equipment – 1.5%

Acuity Brands, Inc.	1,570	188,416

Emerson Electric Co.	1,893	129,614

Rockwell Automation, Inc.	1,460	256,171

Total Electrical Equipment		574,201

Electronic Equipment, Instruments & Components – 1.9%

Avnet, Inc.	6,569	284,898

Corning, Inc.	9,036	299,092

TE Connectivity Ltd.	1,690	136,467

Total Electronic Equipment, Instruments & Components		720,457

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (continued)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

March 31, 2019

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – 1.0%

SL Green Realty Corp.	4,101	$368,762

Food & Staples Retailing – 1.9%

Casey’s General Stores, Inc.	1,056	135,981

Kroger Co. (The)	12,196	300,022

U.S. Foods Holding Corp.*	3,414	119,183

Walgreens Boots Alliance, Inc.	2,730	172,727

Total Food & Staples Retailing		727,913

Food Products – 0.4%

Conagra Brands, Inc.	5,696	158,007

Health Care Providers & Services – 2.7%

Amedisys, Inc.*	983	121,165

Cardinal Health, Inc.	4,502	216,771

DaVita, Inc.*	6,429	349,030

HCA Healthcare, Inc.	909	118,515

McKesson Corp.	1,978	231,545

Total Health Care Providers & Services		1,037,026

Hotels, Restaurants & Leisure – 6.8%

Domino’s Pizza, Inc.	526	135,761

Dunkin’ Brands Group, Inc.	4,475	336,072

Hilton Worldwide Holdings, Inc.	3,592	298,531

Hyatt Hotels Corp. Class A	4,846	351,674

Las Vegas Sands Corp.	2,282	139,111

Marriott International, Inc. Class A	2,559	320,105

McDonald’s Corp.	723	137,298

MGM Resorts International	10,536	270,354

Starbucks Corp.	4,116	305,983

Yum! Brands, Inc.	2,955	294,939

Total Hotels, Restaurants & Leisure		2,589,828

Household Durables – 3.0%

NVR, Inc.*	107	296,069

PulteGroup, Inc.	7,577	211,853

Toll Brothers, Inc.	11,721	424,300

Whirlpool Corp.	1,552	206,245

Total Household Durables		1,138,467

Household Products – 0.3%

Kimberly-Clark Corp.	952	117,953

Independent Power & Renewable Electricity Producers – 0.8%

NRG Energy, Inc.	6,841	290,606

Industrial Conglomerates – 0.4%

3M Co.	662	137,550

Insurance – 3.2%

Aflac, Inc.	3,206	160,300

Allstate Corp. (The)	1,670	157,281

Loews Corp.	5,092	244,059

MetLife, Inc.	5,071	215,872

Primerica, Inc.	1,166	142,427

Prudential Financial, Inc.	1,960	180,085

Torchmark Corp.	1,579	129,399

Total Insurance		1,229,423

Internet & Direct Marketing Retail – 1.7%

Booking Holdings, Inc.*	92	160,532

eBay, Inc.	12,880	478,363

Total Internet & Direct Marketing Retail		638,895

IT Services – 2.5%

Akamai Technologies, Inc.*	2,027	145,356

Black Knight, Inc.*	2,281	124,315

Booz Allen Hamilton Holding Corp.	1,920	111,629

DXC Technology Co.	1,610	103,539

Fiserv, Inc.*	1,769	156,167

International Business Machines Corp.	1,328	187,381

VeriSign, Inc.*	702	127,455

Total IT Services		955,842

Leisure Products – 0.3%

Polaris Industries, Inc.	1,572	132,724

Life Sciences Tools & Services – 0.6%

Waters Corp.*	902	227,042

Machinery – 3.5%

Allison Transmission Holdings, Inc.	6,611	296,966

Cummins, Inc.	1,234	194,812

Dover Corp.	3,597	337,399

Illinois Tool Works, Inc.	1,189	170,657

Lincoln Electric Holdings, Inc.	1,268	106,347

Snap-on, Inc.	649	101,581

Toro Co. (The)	2,039	140,365

Total Machinery		1,348,127

Media – 2.8%

Charter Communications, Inc. Class A*	903	313,260

Comcast Corp. Class A	3,353	134,053

Liberty Global PLC Class C*	15,135	366,418

Omnicom Group, Inc.	1,972	143,936

Sirius XM Holdings, Inc.	21,104	119,660

Total Media		1,077,327

Metals & Mining – 0.7%

Reliance Steel & Aluminum Co.	1,601	144,506

Steel Dynamics, Inc.	3,489	123,057

Total Metals & Mining		267,563

Multiline Retail – 1.2%

Dollar General Corp.	917	109,398

Kohl’s Corp.	1,990	136,852

Target Corp.	2,800	224,728

Total Multiline Retail		470,978

Oil, Gas & Consumable Fuels – 4.5%

Anadarko Petroleum Corp.	7,304	332,186

Cabot Oil & Gas Corp.	7,625	199,012

ConocoPhillips	2,126	141,889

Marathon Petroleum Corp.	6,103	365,265

Occidental Petroleum Corp.	1,893	125,317

Phillips 66	3,346	318,439

Valero Energy Corp.	2,669	226,411

Total Oil, Gas & Consumable Fuels		1,708,519

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

March 31, 2019

Investments	Shares	Value

Pharmaceuticals – 0.3%

Pfizer, Inc.	2,557	$108,596

Professional Services – 0.4%

Robert Half International, Inc.	2,421	157,752

Road & Rail – 2.3%

CSX Corp.	2,552	190,941

Genesee & Wyoming, Inc. Class A*	2,135	186,044

Norfolk Southern Corp.	1,250	233,612

Union Pacific Corp.	1,685	281,732

Total Road & Rail		892,329

Semiconductors & Semiconductor Equipment – 4.7%

Applied Materials, Inc.	10,921	433,127

Intel Corp.	3,002	161,207

KLA-Tencor Corp.	1,356	161,920

Lam Research Corp.	2,707	484,580

Maxim Integrated Products, Inc.	2,480	131,862

Skyworks Solutions, Inc.	3,081	254,121

Texas Instruments, Inc.	1,568	166,318

Total Semiconductors & Semiconductor Equipment		1,793,135

Software – 3.7%

CDK Global, Inc.	7,342	431,857

Citrix Systems, Inc.	3,058	304,760

Fair Isaac Corp.*	958	260,222

Oracle Corp.	7,354	394,983

Total Software		1,391,822

Specialty Retail – 5.8%

AutoZone, Inc.*	253	259,102

Best Buy Co., Inc.	6,426	456,632

Foot Locker, Inc.	3,418	207,131

Gap, Inc. (The)	4,198	109,904

Home Depot, Inc. (The)	858	164,642

Lowe’s Cos., Inc.	1,501	164,314

O’Reilly Automotive, Inc.*	474	184,054

Ross Stores, Inc.	1,508	140,395

Tiffany & Co.	1,624	171,413

TJX Cos., Inc. (The)	2,183	116,157

Williams-Sonoma, Inc.	4,197	236,165

Total Specialty Retail		2,209,909

Technology Hardware, Storage & Peripherals – 4.1%

Apple, Inc.	1,653	313,987

Hewlett Packard Enterprise Co.	25,834	398,619

HP, Inc.	11,191	217,441

NetApp, Inc.	4,072	282,352

Western Digital Corp.	7,064	339,496

Total Technology Hardware, Storage & Peripherals		1,551,895

Textiles, Apparel & Luxury Goods – 0.7%

Hanesbrands, Inc.	7,617	136,192

NIKE, Inc. Class B	1,680	141,473

Total Textiles, Apparel & Luxury Goods		277,665

Tobacco – 0.3%

Altria Group, Inc.	2,206	126,691
Total United States		37,840,828

United Kingdom – 0.6%

Capital Markets – 0.6%

Janus Henderson Group PLC	9,284	231,914

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $34,983,743)		38,072,742

Other Assets less Liabilities – 0.1%		40,185

NET ASSETS – 100.0%		$38,112,927
*	Non-income producing security.

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 98.9%

United States – 98.8%

Aerospace & Defense – 0.5%

AAR Corp.	32,676	$1,062,297

Cubic Corp.	21,032	1,182,839

Moog, Inc. Class A	54,338	4,724,689

National Presto Industries, Inc.	10,051	1,091,036

Triumph Group, Inc.	104,614	1,993,943

Total Aerospace & Defense		10,054,804

Air Freight & Logistics – 0.2%

Forward Air Corp.	52,276	3,383,825

Airlines – 0.5%

Allegiant Travel Co.	53,234	6,892,206

Hawaiian Holdings, Inc.	106,404	2,793,105

Total Airlines		9,685,311

Auto Components – 1.7%

Cooper Tire & Rubber Co.	85,420	2,553,204

Dana, Inc.	611,874	10,854,645

LCI Industries	133,795	10,278,132

Standard Motor Products, Inc.	54,294	2,665,835

Strattec Security Corp.	9,410	276,466

Superior Industries International, Inc.	256,642	1,221,616

Tenneco, Inc. Class A	292,526	6,482,376

Tower International, Inc.	54,729	1,150,951

Total Auto Components		35,483,225

Automobiles – 0.1%

Winnebago Industries, Inc.	94,212	2,934,704

Banks – 6.4%

1st Constitution Bancorp	4,650	82,631

1st Source Corp.	24,294	1,091,044

ACNB Corp.	9,274	343,138

Amalgamated Bank Class A	14,067	220,149

American National Bankshares, Inc.	12,733	444,636

Ameris Bancorp	19,255	661,409

Ames National Corp.	21,874	599,566

Arrow Financial Corp.	18,808	618,595

Banc of California, Inc.	99,516	1,377,301

BancFirst Corp.	30,462	1,588,593

Bank of Commerce Holdings	9,051	95,488

Bank of Marin Bancorp	12,699	516,722

Bank of Princeton (The)	12,216	387,614

BankFinancial Corp.	19,792	294,307

Bankwell Financial Group, Inc.	11,669	340,501

Banner Corp.	30,750	1,665,728

Bar Harbor Bankshares	22,509	582,308

BCB Bancorp, Inc.	53,670	719,178

Berkshire Hills Bancorp, Inc.	65,117	1,773,787

Blue Hills Bancorp, Inc.	30,608	731,531

Boston Private Financial Holdings, Inc.	118,064	1,293,981

Bridge Bancorp, Inc.	27,380	802,234

Brookline Bancorp, Inc.	94,487	1,360,613

Bryn Mawr Bank Corp.	23,140	836,048

Business First Bancshares, Inc.(a)	7,999	196,295

C&F Financial Corp.	3,907	197,694

Cadence BanCorp	218,411	4,051,524

Cambridge Bancorp(a)	697	57,746

Camden National Corp.	17,115	714,038

Capital City Bank Group, Inc.	10,445	227,492

Capstar Financial Holdings, Inc.	29,104	420,262

CenterState Bank Corp.	54,011	1,286,002

Central Pacific Financial Corp.	36,473	1,051,881

Central Valley Community Bancorp	8,086	158,081

Century Bancorp, Inc. Class A	1,081	78,913

Chemung Financial Corp.	4,742	222,542

Citizens & Northern Corp.	24,693	618,313

City Holding Co.	21,364	1,627,723

Civista Bancshares, Inc.	11,143	243,252

CNB Financial Corp.	18,029	455,593

Codorus Valley Bancorp, Inc.	8,245	176,031

Columbia Banking System, Inc.	75,788	2,477,510

Community Financial Corp. (The)	2,513	71,294

Community Trust Bancorp, Inc.	25,198	1,034,630

ConnectOne Bancorp, Inc.	35,667	702,640

County Bancorp, Inc.	18,793	330,757

DNB Financial Corp.(a)	1,660	62,698

Enterprise Bancorp, Inc.	9,098	261,386

Enterprise Financial Services Corp.	7,672	312,787

Evans Bancorp, Inc.	4,984	177,680

FB Financial Corp.	4,967	157,752

Fidelity Southern Corp.	31,658	867,113

Financial Institutions, Inc.	21,609	587,333

First Bancorp	13,034	453,062

First Bancorp, Inc.	17,092	425,933

First Bancshares, Inc. (The)	2,512	77,621

First Bank	4,665	53,787

First Busey Corp.	59,930	1,462,292

First Business Financial Services, Inc.	10,908	218,378

First Choice Bancorp(a)	21,468	461,562

First Commonwealth Financial Corp.	110,829	1,396,445

First Community Bankshares, Inc.	21,558	714,432

First Community Corp.	4,923	93,882

First Financial Bancorp	120,381	2,896,367

First Financial Corp.	14,252	598,584

First Financial Northwest, Inc.	10,273	161,800

First Guaranty Bancshares, Inc.	8,484	173,922

First Internet Bancorp	21,747	420,370

First Interstate BancSystem, Inc. Class A	36,113	1,438,020

First Merchants Corp.	48,359	1,782,029

First Midwest Bancorp, Inc.	105,741	2,163,461

First Northwest Bancorp	23,872	371,687

First of Long Island Corp. (The)	47,101	1,032,925

Flushing Financial Corp.	53,695	1,177,531

German American Bancorp, Inc.	18,149	533,581

Great Southern Bancorp, Inc.	13,317	691,152

Great Western Bancorp, Inc.	71,443	2,256,884

Guaranty Bancshares, Inc.	9,076	265,201

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2019

Investments	Shares	Value

Hanmi Financial Corp.	80,789	$1,718,382

Hawthorn Bancshares, Inc.	4,062	94,401

Heartland Financial USA, Inc.	9,664	412,170

Heritage Commerce Corp.	51,380	621,698

Heritage Financial Corp.	26,797	807,662

Hilltop Holdings, Inc.	69,964	1,276,843

Hope Bancorp, Inc.	283,863	3,712,928

Horizon Bancorp, Inc.	38,360	617,212

Independent Bank Corp.	39,917	2,275,684

Independent Bank Group, Inc.	31,227	1,601,633

International Bancshares Corp.	62,968	2,394,673

Lakeland Bancorp, Inc.	66,015	985,604

Lakeland Financial Corp.	20,000	904,400

LCNB Corp.	45,170	774,666

LegacyTexas Financial Group, Inc.	46,738	1,747,534

Level One Bancorp, Inc.(a)	9,319	216,760

Live Oak Bancshares, Inc.(a)	22,511	328,886

Macatawa Bank Corp.	33,436	332,354

MBT Financial Corp.	28,168	282,243

Mercantile Bank Corp.	19,788	647,463

Mid Penn Bancorp, Inc.(a)	12,233	299,709

Middlefield Banc Corp.	3,598	148,274

Midland States Bancorp, Inc.	51,332	1,235,048

MidSouth Bancorp, Inc.	3,062	34,937

MidWestOne Financial Group, Inc.	31,006	844,914

MutualFirst Financial, Inc.	7,055	211,438

National Bank Holdings Corp. Class A	26,018	865,359

NBT Bancorp, Inc.	49,758	1,791,786

Northrim BanCorp, Inc.	9,091	312,912

Norwood Financial Corp.	8,366	258,007

OFG Bancorp	20,714	409,930

Old National Bancorp	188,441	3,090,432

Old Point Financial Corp.(a)	3,676	77,931

Old Second Bancorp, Inc.	6,008	75,641

Opus Bank	45,418	899,276

Origin Bancorp, Inc.	5,629	191,667

Orrstown Financial Services, Inc.	21,116	392,546

Park National Corp.	27,992	2,652,242

Parke Bancorp, Inc.	9,428	196,951

Peapack Gladstone Financial Corp.	5,226	137,026

Penns Woods Bancorp, Inc.	9,937	408,411

Peoples Bancorp of North Carolina, Inc.	3,976	105,762

Peoples Bancorp, Inc.	26,156	810,051

Peoples Financial Services Corp.	9,875	446,745

Plumas Bancorp	2,986	68,051

Preferred Bank	10,284	462,471

Premier Financial Bancorp, Inc.	19,452	305,591

QCR Holdings, Inc.	3,505	118,890

RBB Bancorp	12,180	228,984

Reliant Bancorp, Inc.	4,272	95,351

Renasant Corp.	63,889	2,162,643

Republic Bancorp, Inc. Class A	21,056	941,624

S&T Bancorp, Inc.	34,808	1,375,960

Sandy Spring Bancorp, Inc.	38,213	1,195,303

SB One Bancorp	2,552	55,429

ServisFirst Bancshares, Inc.	28,340	956,758

Shore Bancshares, Inc.	7,929	118,221

Sierra Bancorp	17,620	428,166

Simmons First National Corp. Class A	81,401	1,992,696

South State Corp.	38,432	2,626,443

Southern National Bancorp of Virginia, Inc.	25,723	376,842

Southside Bancshares, Inc.	50,476	1,677,317

Stock Yards Bancorp, Inc.	33,801	1,142,812

Summit Financial Group, Inc.	10,027	265,816

Tompkins Financial Corp.	18,298	1,391,929

Towne Bank	72,959	1,805,735

TriCo Bancshares	25,767	1,012,385

Trustmark Corp.	88,532	2,977,331

Two River Bancorp	4,074	64,573

Union Bankshares Corp.	91,285	2,951,244

Union Bankshares, Inc.(a)	5,694	257,540

United Community Banks, Inc.	94,980	2,367,851

Unity Bancorp, Inc.	6,124	115,621

Univest Financial Corp.	39,162	957,903

Washington Trust Bancorp, Inc.	26,053	1,254,452

WesBanco, Inc.	59,100	2,349,225

West Bancorporation, Inc.	43,611	901,875

Westamerica Bancorporation	30,578	1,889,720

Total Banks		133,117,915

Beverages – 0.1%

Coca-Cola Consolidated, Inc.	5,556	1,599,184

MGP Ingredients, Inc.(a)	13,469	1,039,133

Total Beverages		2,638,317

Building Products – 1.1%

AAON, Inc.	58,829	2,716,723

Advanced Drainage Systems, Inc.	92,125	2,374,061

Apogee Enterprises, Inc.	79,255	2,971,270

Griffon Corp.	190,114	3,513,307

Insteel Industries, Inc.	14,993	313,654

Quanex Building Products Corp.	119,633	1,900,968

Simpson Manufacturing Co., Inc.	101,296	6,003,814

Universal Forest Products, Inc.	115,658	3,457,018

Total Building Products		23,250,815

Capital Markets – 2.1%

Ares Management Corp. Class A	209,101	4,853,234

Artisan Partners Asset Management, Inc. Class A	233,271	5,871,431

Associated Capital Group, Inc. Class A	907	35,881

B. Riley Financial, Inc.	24,850	414,746

Cohen & Steers, Inc.	70,617	2,984,981

Diamond Hill Investment Group, Inc.	5,589	782,460

Federated Investors, Inc. Class B	173,248	5,077,899

GAIN Capital Holdings, Inc.(a)	74,263	466,372

GAMCO Investors, Inc. Class A	5,197	106,539

Greenhill & Co., Inc.	16,457	353,990

Hamilton Lane, Inc. Class A	26,235	1,143,321

Houlihan Lokey, Inc.	39,725	1,821,391

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2019

Investments	Shares	Value

Ladenburg Thalmann Financial Services, Inc.	119,735	$338,850

Legg Mason, Inc.	191,388	5,238,290

Moelis & Co. Class A	94,228	3,920,827

Oppenheimer Holdings, Inc. Class A	12,392	322,440

Piper Jaffray Cos.	13,677	996,096

PJT Partners, Inc. Class A	4,289	179,280

Pzena Investment Management, Inc. Class A	11,464	92,744

Silvercrest Asset Management Group, Inc. Class A	15,487	220,690

Virtu Financial, Inc. Class A	160,792	3,818,810

Virtus Investment Partners, Inc.	8,935	871,609

Waddell & Reed Financial, Inc. Class A	166,581	2,880,185

Westwood Holdings Group, Inc.	14,764	520,726

Total Capital Markets		43,312,792

Chemicals – 3.9%

Advanced Emissions Solutions, Inc.(a)	275,000	3,179,000

American Vanguard Corp.	15,005	258,386

Balchem Corp.	20,699	1,920,867

Cabot Corp.	248,064	10,326,904

Chase Corp.	7,779	719,869

FutureFuel Corp.	97,901	1,311,873

H.B. Fuller Co.	106,792	5,194,363

Hawkins, Inc.	33,747	1,242,902

Innophos Holdings, Inc.	220,269	6,638,908

Innospec, Inc.	41,742	3,479,196

Kronos Worldwide, Inc.	996,995	13,977,870

Minerals Technologies, Inc.	17,955	1,055,574

PolyOne Corp.	299,557	8,780,016

Quaker Chemical Corp.	17,561	3,517,995

Rayonier Advanced Materials, Inc.	177,416	2,405,761

Sensient Technologies Corp.	143,783	9,747,050

Stepan Co.	38,206	3,343,789

Tredegar Corp.	131,072	2,115,502

Valhi, Inc.	993,076	2,294,005

Total Chemicals		81,509,830

Commercial Services & Supplies – 6.3%

ABM Industries, Inc.	244,611	8,891,610

ACCO Brands Corp.	512,206	4,384,483

Brady Corp. Class A	142,970	6,635,238

Covanta Holding Corp.	1,155,812	20,007,106

Deluxe Corp.	183,517	8,023,363

Ennis, Inc.	176,232	3,658,576

Herman Miller, Inc.	205,494	7,229,279

HNI Corp.	198,587	7,206,722

Interface, Inc.	153,120	2,345,798

Kimball International, Inc. Class B	112,073	1,584,712

Knoll, Inc.	233,943	4,423,862

LSC Communications, Inc.	646,762	4,223,356

Matthews International Corp. Class A	87,464	3,231,795

McGrath RentCorp	85,184	4,818,859

Mobile Mini, Inc.	187,742	6,371,964

Multi-Color Corp.	18,738	934,839

Pitney Bowes, Inc.	2,983,667	20,497,792

Quad/Graphics, Inc.	491,888	5,853,467

RR Donnelley & Sons Co.	144,686	682,918

Steelcase, Inc. Class A	450,081	6,548,679

U.S. Ecology, Inc.	40,751	2,281,241

UniFirst Corp.	4,207	645,775

Viad Corp.	20,836	1,172,858

VSE Corp.	18,317	578,451

Total Commercial Services & Supplies		132,232,743

Communications Equipment – 0.8%

ADTRAN, Inc.	225,253	3,085,966

Comtech Telecommunications Corp.	58,504	1,358,463

InterDigital, Inc.	90,167	5,949,219

Plantronics, Inc.	89,475	4,125,692

TESSCO Technologies, Inc.	79,911	1,237,022

Total Communications Equipment		15,756,362

Construction & Engineering – 1.1%

Argan, Inc.	55,751	2,784,762

Comfort Systems USA, Inc.	36,966	1,936,649

Granite Construction, Inc.	81,687	3,524,794

KBR, Inc.	380,651	7,266,628

Primoris Services Corp.	74,696	1,544,713

Valmont Industries, Inc.	38,902	5,061,150

Total Construction & Engineering		22,118,696

Construction Materials – 0.0%

United States Lime & Minerals, Inc.	6,472	499,121

Consumer Finance – 0.4%

Navient Corp.	694,412	8,034,347

Nelnet, Inc. Class A	17,895	985,477

Total Consumer Finance		9,019,824

Containers & Packaging – 1.2%

Greif, Inc. Class A	134,800	5,560,500

Greif, Inc. Class B	76,386	3,734,512

Myers Industries, Inc.	174,791	2,990,674

Owens-Illinois, Inc.	262,530	4,982,819

Silgan Holdings, Inc.	236,664	7,012,354

Total Containers & Packaging		24,280,859

Distributors – 0.3%

Core-Mark Holding Co., Inc.	112,126	4,163,238

Weyco Group, Inc.	42,357	1,311,373

Total Distributors		5,474,611

Diversified Consumer Services – 0.5%

Carriage Services, Inc.	24,875	478,844

Collectors Universe, Inc.	42,476	744,179

Graham Holdings Co. Class B	5,024	3,432,296

Strategic Education, Inc.	47,732	6,267,689

Total Diversified Consumer Services		10,923,008

Diversified Financial Services – 0.0%

Marlin Business Services Corp.	15,689	337,313

Diversified Telecommunication Services – 1.6%

ATN International, Inc.	19,730	1,112,575

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2019

Investments	Shares	Value

Cogent Communications Holdings, Inc.	304,371	$16,512,127

Consolidated Communications Holdings, Inc.(a)	1,326,417	14,471,209

IDT Corp. Class B*	123,698	821,355

Total Diversified Telecommunication Services		32,917,266

Electric Utilities – 1.2%

El Paso Electric Co.	141,499	8,322,971

Genie Energy Ltd. Class B	189,132	1,607,622

MGE Energy, Inc.	102,151	6,943,203

Otter Tail Corp.	160,184	7,980,367

Spark Energy, Inc. Class A(a)	108,593	967,564

Total Electric Utilities		25,821,727

Electrical Equipment – 0.2%

Allied Motion Technologies, Inc.	4,762	163,717

AZZ, Inc.	45,526	1,863,379

Encore Wire Corp.	5,631	322,206

LSI Industries, Inc.	223,409	587,566

Powell Industries, Inc.	46,719	1,240,389

Preformed Line Products Co.	9,196	488,216

Total Electrical Equipment		4,665,473

Electronic Equipment, Instruments & Components – 1.9%

AVX Corp.	679,498	11,782,495

Badger Meter, Inc.	49,522	2,755,404

Bel Fuse, Inc. Class B	17,710	447,709

Belden, Inc.	28,471	1,528,893

Benchmark Electronics, Inc.	168,851	4,432,339

CTS Corp.	26,110	766,851

Daktronics, Inc.	192,797	1,436,338

KEMET Corp.	92,039	1,561,902

Mesa Laboratories, Inc.	3,204	738,522

Methode Electronics, Inc.	99,328	2,858,660

MTS Systems Corp.	66,872	3,641,849

Park Electrochemical Corp.	59,596	935,657

PC Connection, Inc.	32,411	1,188,511

Vishay Intertechnology, Inc.	328,095	6,059,914

Total Electronic Equipment, Instruments & Components		40,135,044

Energy Equipment & Services – 1.6%

Archrock, Inc.	1,098,231	10,740,699

DMC Global, Inc.	9,049	449,192

Liberty Oilfield Services, Inc. Class A(a)	132,344	2,036,774

Mammoth Energy Services, Inc.	145,421	2,421,260

RPC, Inc.(a)	1,094,412	12,487,241

U.S. Silica Holdings, Inc.(a)	259,782	4,509,816

Total Energy Equipment & Services		32,644,982

Entertainment – 0.4%

AMC Entertainment Holdings, Inc. Class A(a)	395,091	5,867,101

Marcus Corp. (The)	49,934	1,999,857

Total Entertainment		7,866,958

Equity Real Estate Investment Trusts (REITs) – 13.2%

Acadia Realty Trust	125,546	3,423,639

Agree Realty Corp.	63,721	4,418,414

Alexander’s, Inc.	10,967	4,125,456

American Assets Trust, Inc.	54,552	2,501,755

American Finance Trust, Inc.	275,049	2,970,529

Armada Hoffler Properties, Inc.	103,386	1,611,788

Ashford Hospitality Trust, Inc.	536,840	2,549,990

Bluerock Residential Growth REIT, Inc.	93,537	1,008,329

Braemar Hotels & Resorts, Inc.	86,464	1,055,725

Brandywine Realty Trust	411,455	6,525,676

Brookfield Property REIT, Inc. Class A	439,109	8,997,343

BRT Apartments Corp.	49,354	685,034

CareTrust REIT, Inc.	169,637	3,979,684

CatchMark Timber Trust, Inc. Class A	197,502	1,939,470

CBL & Associates Properties, Inc.(a)	824,950	1,278,673

Cedar Realty Trust, Inc.	84,721	288,051

Chatham Lodging Trust	125,396	2,412,619

Chesapeake Lodging Trust	143,058	3,978,443

CIM Commercial Trust Corp.	27,182	497,159

Clipper Realty, Inc.	32,609	436,635

Columbia Property Trust, Inc.	183,321	4,126,556

Community Healthcare Trust, Inc.	56,534	2,029,005

Condor Hospitality Trust, Inc.	45,087	405,783

CoreCivic, Inc.	380,384	7,398,469

CorEnergy Infrastructure Trust, Inc.(a)	51,864	1,906,002

CorePoint Lodging, Inc.	181,591	2,028,372

Corporate Office Properties Trust	223,583	6,103,816

DiamondRock Hospitality Co.	445,840	4,828,447

Easterly Government Properties, Inc.	142,472	2,565,921

Empire State Realty Trust, Inc. Class A	188,525	2,978,695

Essential Properties Realty Trust, Inc.	116,547	2,274,998

Four Corners Property Trust, Inc.	131,409	3,889,706

Franklin Street Properties Corp.	190,561	1,370,134

GEO Group, Inc. (The)	405,690	7,789,248

Getty Realty Corp.	96,214	3,081,734

Gladstone Commercial Corp.	102,336	2,125,519

Gladstone Land Corp.(a)	26,862	339,804

Global Medical REIT, Inc.	102,477	1,006,324

Global Net Lease, Inc.	336,713	6,363,876

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	120,950	3,101,158

Hersha Hospitality Trust	94,845	1,625,643

Independence Realty Trust, Inc.	299,024	3,226,469

Industrial Logistics Properties Trust	376,629	7,596,607

InfraREIT, Inc.	103,338	2,166,998

Innovative Industrial Properties, Inc.(a)	10,776	880,291

Investors Real Estate Trust	30,319	1,816,411

iStar, Inc.	127,043	1,069,702

Jernigan Capital, Inc.	52,274	1,099,845

Kite Realty Group Trust	258,084	4,126,763

Lexington Realty Trust	798,738	7,236,566

LTC Properties, Inc.	75,428	3,454,602

Mack-Cali Realty Corp.	123,492	2,741,522

MedEquities Realty Trust, Inc.	221,687	2,467,376

Monmouth Real Estate Investment Corp.	179,495	2,365,744

National Storage Affiliates Trust	101,038	2,880,593

New Senior Investment Group, Inc.	308,474	1,681,183

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2019

Investments	Shares	Value

NexPoint Residential Trust, Inc.	40,742	$1,562,048

NorthStar Realty Europe Corp.	99,654	1,729,993

Office Properties Income Trust	241,145	6,665,248

One Liberty Properties, Inc.	65,985	1,913,565

Outfront Media, Inc.	416,493	9,745,936

Pebblebrook Hotel Trust	131,562	4,086,316

Pennsylvania Real Estate Investment Trust(a)	313,427	1,971,456

Piedmont Office Realty Trust, Inc. Class A	236,076	4,922,185

PotlatchDeltic Corp.	116,960	4,419,918

Preferred Apartment Communities, Inc. Class A	140,468	2,081,736

QTS Realty Trust, Inc. Class A	86,482	3,890,825

Retail Opportunity Investments Corp.	199,358	3,456,868

Retail Properties of America, Inc. Class A	429,412	5,234,532

RPT Realty	171,810	2,063,438

Safehold, Inc.	32,694	713,056

Saul Centers, Inc.	38,564	1,981,033

Seritage Growth Properties Class A(a)	37,360	1,660,278

SITE Centers Corp.	449,397	6,120,787

STAG Industrial, Inc.	236,928	7,024,915

Summit Hotel Properties, Inc.	319,677	3,647,515

Tanger Factory Outlet Centers, Inc.(a)	209,403	4,393,275

Terreno Realty Corp.	68,539	2,881,380

Tier REIT, Inc.	92,022	2,637,351

UMH Properties, Inc.	90,915	1,280,083

Universal Health Realty Income Trust	26,105	1,976,410

Urban Edge Properties	198,784	3,776,896

Urstadt Biddle Properties, Inc. Class A	75,367	1,555,575

Washington Prime Group, Inc.(a)	837,012	4,729,118

Washington Real Estate Investment Trust	139,338	3,954,413

Whitestone REIT	146,855	1,765,197

Xenia Hotels & Resorts, Inc.	260,769	5,713,449

Total Equity Real Estate Investment Trusts (REITs)		276,389,089

Food & Staples Retailing – 0.7%

Andersons, Inc. (The)	77,929	2,511,652

Ingles Markets, Inc. Class A	35,918	992,055

PriceSmart, Inc.	48,241	2,840,430

SpartanNash Co.	206,460	3,276,520

Village Super Market, Inc. Class A	57,448	1,570,054

Weis Markets, Inc.	99,721	4,069,614

Total Food & Staples Retailing		15,260,325

Food Products – 1.4%

Alico, Inc.	11,205	304,888

B&G Foods, Inc.(a)	557,451	13,612,953

Calavo Growers, Inc.	30,346	2,544,512

J&J Snack Foods Corp.	30,489	4,842,873

John B. Sanfilippo & Son, Inc.	11,714	841,885

Limoneira Co.	30,419	715,759

Sanderson Farms, Inc.(a)	40,771	5,375,249

Tootsie Roll Industries, Inc.(a)	52,894	1,969,790

Total Food Products		30,207,909

Gas Utilities – 1.2%

Chesapeake Utilities Corp.	40,704	3,712,612

Northwest Natural Holding Co.	113,032	7,418,290

RGC Resources, Inc.	12,736	337,632

South Jersey Industries, Inc.	438,446	14,060,963

Total Gas Utilities		25,529,497

Health Care Equipment & Supplies – 0.5%

Atrion Corp.	2,416	2,122,891

CONMED Corp.	55,597	4,624,558

Invacare Corp.	48,505	405,987

LeMaitre Vascular, Inc.	22,356	693,036

Meridian Bioscience, Inc.	160,807	2,831,811

Utah Medical Products, Inc.	6,167	544,238

Total Health Care Equipment & Supplies		11,222,521

Health Care Providers & Services – 1.2%

Ensign Group, Inc. (The)	36,462	1,866,490

National HealthCare Corp.	53,292	4,043,797

National Research Corp.	68,682	2,651,125

Owens & Minor, Inc.	294,500	1,207,450

Patterson Cos., Inc.	638,110	13,942,703

U.S. Physical Therapy, Inc.	18,122	1,903,354

Total Health Care Providers & Services		25,614,919

Health Care Technology – 0.1%

Computer Programs & Systems, Inc.	32,512	965,281

Simulations Plus, Inc.	27,052	571,068

Total Health Care Technology		1,536,349

Hotels, Restaurants & Leisure – 3.2%

BBX Capital Corp.	54,604	323,256

BJ’s Restaurants, Inc.	30,661	1,449,652

Bloomin’ Brands, Inc.	248,299	5,077,715

Bluegreen Vacations Corp.(a)	454,800	6,758,328

Boyd Gaming Corp.	155,656	4,258,748

Brinker International, Inc.	161,505	7,167,592

Cheesecake Factory, Inc. (The)	180,128	8,811,862

Dave & Buster’s Entertainment, Inc.	70,619	3,521,769

Dine Brands Global, Inc.	76,504	6,984,050

International Speedway Corp. Class A	39,246	1,712,303

Jack in the Box, Inc.	65,145	5,280,654

Nathan’s Famous, Inc.	6,351	434,408

Papa John’s International, Inc.(a)	82,306	4,358,103

RCI Hospitality Holdings, Inc.	8,800	202,136

Red Rock Resorts, Inc. Class A	169,011	4,368,934

Ruth’s Hospitality Group, Inc.	75,534	1,932,915

Speedway Motorsports, Inc.	135,602	1,962,161

Wingstop, Inc.	24,994	1,900,294

Total Hotels, Restaurants & Leisure		66,504,880

Household Durables – 1.7%

Bassett Furniture Industries, Inc.	48,575	797,116

Ethan Allen Interiors, Inc.	160,455	3,069,504

Flexsteel Industries, Inc.	52,627	1,220,420

Hamilton Beach Brands Holding Co. Class A	15,404	330,570

Hooker Furniture Corp.	34,801	1,003,313

KB Home	68,146	1,647,089

La-Z-Boy, Inc.	122,143	4,029,498

Lifetime Brands, Inc.	26,339	248,903

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2019

Investments	Shares	Value

MDC Holdings, Inc.	366,072	$10,638,052

Tupperware Brands Corp.	517,471	13,236,908

Total Household Durables		36,221,373

Household Products – 1.4%

Energizer Holdings, Inc.	196,929	8,848,020

Oil-Dri Corp. of America	27,598	859,402

Spectrum Brands Holdings, Inc.	277,082	15,178,552

WD-40 Co.	25,385	4,301,234

Total Household Products		29,187,208

Independent Power & Renewable Electricity Producers – 3.3%

Clearway Energy, Inc. Class A	380,307	5,529,664

Clearway Energy, Inc. Class C	705,307	10,657,189

Ormat Technologies, Inc.	43,510	2,399,576

Pattern Energy Group, Inc. Class A	1,099,190	24,182,180

TerraForm Power, Inc. Class A	1,901,077	26,120,798

Total Independent Power & Renewable Electricity Producers		68,889,407

Industrial Conglomerates – 0.1%

Raven Industries, Inc.	76,740	2,944,514

Insurance – 0.9%

AMERISAFE, Inc.	7,994	474,844

Crawford & Co. Class A	46,283	427,655

Crawford & Co. Class B	21,024	191,949

Donegal Group, Inc. Class A	36,817	495,189

EMC Insurance Group, Inc.	35,200	1,122,176

Employers Holdings, Inc.	21,102	846,401

FBL Financial Group, Inc. Class A	24,007	1,505,719

FedNat Holding Co.	6,019	96,545

HCI Group, Inc.	15,440	659,751

Heritage Insurance Holdings, Inc.	22,838	333,435

Horace Mann Educators Corp.	45,595	1,605,400

Independence Holding Co.	3,260	114,915

Investors Title Co.	875	138,163

Kingstone Cos., Inc.	8,702	128,267

Kinsale Capital Group, Inc.	7,111	487,601

National Western Life Group, Inc. Class A	314	82,416

Navigators Group, Inc. (The)	952	66,516

ProAssurance Corp.	70,679	2,446,200

Protective Insurance Corp. Class B	13,755	254,743

Safety Insurance Group, Inc.	26,837	2,338,576

State Auto Financial Corp.	30,921	1,017,919

Stewart Information Services Corp.	15,390	656,999

Tiptree, Inc.	27,810	176,037

United Fire Group, Inc.	23,365	1,021,284

United Insurance Holdings Corp.	11,582	184,154

Universal Insurance Holdings, Inc.	28,193	873,983

Total Insurance		17,746,837

Internet & Direct Marketing Retail – 0.2%

PetMed Express, Inc.(a)	137,277	3,127,170

IT Services – 1.5%

Cass Information Systems, Inc.	31,962	1,511,803

CSG Systems International, Inc.	113,931	4,819,281

Hackett Group, Inc. (The)	75,834	1,198,177

ManTech International Corp. Class A	66,595	3,597,462

NIC, Inc.	220,739	3,772,429

Presidio, Inc.	132,510	1,961,148

Science Applications International Corp.	101,527	7,812,503

Switch, Inc. Class A(a)	100,093	1,031,959

TTEC Holdings, Inc.	130,590	4,731,276

Total IT Services		30,436,038

Leisure Products – 0.5%

Acushnet Holdings Corp.	237,186	5,488,484

Callaway Golf Co.	33,538	534,261

Clarus Corp.	38,241	489,867

Escalade, Inc.	62,042	693,009

Johnson Outdoors, Inc. Class A	9,895	706,107

Marine Products Corp.	107,900	1,453,413

Sturm Ruger & Co., Inc.	36,206	1,919,642

Total Leisure Products		11,284,783

Life Sciences Tools & Services – 0.1%

Luminex Corp.	59,576	1,370,844

Machinery – 4.3%

Actuant Corp. Class A	15,766	384,217

Alamo Group, Inc.	9,553	954,727

Albany International Corp. Class A	47,524	3,402,243

Altra Industrial Motion Corp.	233,021	7,235,302

Astec Industries, Inc.	48,589	1,834,721

Briggs & Stratton Corp.	261,631	3,095,095

Columbus McKinnon Corp.	21,650	743,677

Douglas Dynamics, Inc.	89,238	3,397,291

Eastern Co. (The)	16,805	462,474

EnPro Industries, Inc.	43,850	2,826,132

ESCO Technologies, Inc.	22,902	1,535,121

Federal Signal Corp.	124,109	3,225,593

Franklin Electric Co., Inc.	71,296	3,642,513

Global Brass & Copper Holdings, Inc.	34,640	1,193,002

Gorman-Rupp Co. (The)	60,830	2,064,570

Graham Corp.	30,400	596,752

Greenbrier Cos., Inc. (The)	110,333	3,556,033

Hillenbrand, Inc.	173,191	7,192,622

Hurco Cos., Inc.	10,161	409,793

Hyster-Yale Materials Handling, Inc.	35,068	2,186,840

John Bean Technologies Corp.	23,267	2,138,005

Kadant, Inc.	15,367	1,351,681

Lindsay Corp.	21,486	2,079,630

Miller Industries, Inc.	41,906	1,292,800

Mueller Industries, Inc.	138,584	4,343,222

Mueller Water Products, Inc. Class A	434,814	4,365,532

NN, Inc.	292,628	2,191,784

Omega Flex, Inc.	18,555	1,406,469

Park-Ohio Holdings Corp.	24,525	794,119

REV Group, Inc.(a)	226,733	2,482,726

Spartan Motors, Inc.	82,614	729,482

Standex International Corp.	19,419	1,425,355

Sun Hydraulics Corp.	43,208	2,009,604

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2019

Investments	Shares	Value

Tennant Co.	39,910	$2,478,012

Terex Corp.	145,189	4,664,923

Titan International, Inc.	59,890	357,543

Wabash National Corp.	194,534	2,635,936

Watts Water Technologies, Inc. Class A	41,606	3,362,597

Total Machinery		90,048,138

Marine – 0.2%

Matson, Inc.	141,807	5,117,815

Media – 4.1%

Emerald Expositions Events, Inc.	258,746	3,286,074

Entercom Communications Corp. Class A	1,113,613	5,846,468

Entravision Communications Corp. Class A	693,527	2,247,027

EW Scripps Co. (The) Class A	110,678	2,324,238

Gannett Co., Inc.	1,016,085	10,709,536

John Wiley & Sons, Inc. Class A	172,785	7,640,553

Meredith Corp.(a)	225,667	12,470,358

National CineMedia, Inc.	1,042,814	7,351,839

New Media Investment Group, Inc.	1,043,789	10,959,785

Saga Communications, Inc. Class A	22,117	734,063

Scholastic Corp.	62,021	2,465,955

Sinclair Broadcast Group, Inc. Class A	277,485	10,677,623

TEGNA, Inc.	649,121	9,152,606

Total Media		85,866,125

Metals & Mining – 2.4%

Carpenter Technology Corp.	142,345	6,526,518

Commercial Metals Co.	453,074	7,738,504

Compass Minerals International, Inc.	296,770	16,135,385

Gold Resource Corp.	56,399	221,648

Haynes International, Inc.	44,481	1,460,311

Hecla Mining Co.	408,853	940,362

Kaiser Aluminum Corp.	54,464	5,704,015

Materion Corp.	22,559	1,287,217

Olympic Steel, Inc.	7,800	123,786

Schnitzer Steel Industries, Inc. Class A	117,118	2,810,832

Synalloy Corp.	17,239	262,033

Worthington Industries, Inc.	190,986	7,127,597

Total Metals & Mining		50,338,208

Mortgage Real Estate Investment Trusts (REITs) – 0.1%

Arlington Asset Investment Corp. Class A(a)	218,319	1,737,819

Multi-Utilities – 0.2%

Unitil Corp.	61,103	3,309,950

Multiline Retail – 0.5%

Big Lots, Inc.	229,595	8,729,202

Dillard’s, Inc. Class A(a)	19,434	1,399,637

Total Multiline Retail		10,128,839

Oil, Gas & Consumable Fuels – 1.9%

Adams Resources & Energy, Inc.	14,890	581,603

Arch Coal, Inc. Class A(a)	48,179	4,397,297

Berry Petroleum Corp.	513,820	5,929,483

Evolution Petroleum Corp.	250,628	1,691,739

Green Plains, Inc.	167,771	2,798,420

Hallador Energy Co.	132,459	696,734

NACCO Industries, Inc. Class A	13,434	513,448

Panhandle Oil and Gas, Inc. Class A	20,872	327,690

SemGroup Corp. Class A	1,286,701	18,965,973

SM Energy Co.	101,536	1,775,865

World Fuel Services Corp.	89,557	2,587,302

Total Oil, Gas & Consumable Fuels		40,265,554

Paper & Forest Products – 2.0%

Boise Cascade Co.	86,027	2,302,083

Domtar Corp.	390,000	19,363,500

Neenah, Inc.	63,295	4,073,666

PH Glatfelter Co.	298,565	4,215,738

Schweitzer-Mauduit International, Inc.	287,300	11,124,256

Total Paper & Forest Products		41,079,243

Personal Products – 0.5%

Inter Parfums, Inc.	88,521	6,716,088

Medifast, Inc.	25,767	3,286,581

Natural Health Trends Corp.(a)	52,809	684,405

Total Personal Products		10,687,074

Pharmaceuticals – 0.1%

Phibro Animal Health Corp. Class A	40,720	1,343,760

Professional Services – 1.1%

Barrett Business Services, Inc.	15,923	1,231,326

BG Staffing, Inc.	80,726	1,763,056

CRA International, Inc.	21,537	1,088,480

Exponent, Inc.	87,669	5,060,255

Heidrick & Struggles International, Inc.	44,746	1,715,114

ICF International, Inc.	14,553	1,107,192

Kelly Services, Inc. Class A	72,592	1,601,379

Kforce, Inc.	82,543	2,898,910

Korn Ferry	72,877	3,263,432

Navigant Consulting, Inc.	51,294	998,694

Resources Connection, Inc.	158,477	2,621,210

Total Professional Services		23,349,048

Real Estate Management & Development – 0.5%

Consolidated-Tomoka Land Co.	532	31,415

Griffin Industrial Realty, Inc.	3,118	108,662

Kennedy-Wilson Holdings, Inc.	251,389	5,377,211

Newmark Group, Inc. Class A	239,656	1,998,731

RE/MAX Holdings, Inc. Class A	25,803	994,448

Realogy Holdings Corp.(a)	118,149	1,346,898

RMR Group, Inc. (The) Class A	9,266	565,041

Total Real Estate Management & Development		10,422,406

Road & Rail – 0.6%

ArcBest Corp.	37,131	1,143,263

Heartland Express, Inc.	49,806	960,260

Marten Transport Ltd.	45,297	807,646

Schneider National, Inc. Class B	141,786	2,984,595

Universal Logistics Holdings, Inc.	83,911	1,651,368

Werner Enterprises, Inc.	117,358	4,007,776

Total Road & Rail		11,554,908

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2019

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 0.9%

Brooks Automation, Inc.	156,997	$4,604,722

Cohu, Inc.	70,365	1,037,884

NVE Corp.	28,960	2,834,894

Power Integrations, Inc.	42,427	2,967,344

Xperi Corp.	288,896	6,760,167

Total Semiconductors & Semiconductor Equipment		18,205,011

Software – 1.2%

American Software, Inc. Class A	175,819	2,101,037

Ebix, Inc.(a)	29,265	1,444,813

Monotype Imaging Holdings, Inc.	164,078	3,263,512

Progress Software Corp.	110,552	4,905,192

QAD, Inc. Class A	20,690	891,118

TiVo Corp.	1,267,848	11,816,343

Total Software		24,422,015

Specialty Retail – 6.5%

Abercrombie & Fitch Co. Class A	394,250	10,806,392

Barnes & Noble, Inc.	917,739	4,983,323

Bed Bath & Beyond, Inc.(a)	1,062,588	18,053,370

Buckle, Inc. (The)(a)	369,257	6,912,491

Caleres, Inc.	62,326	1,538,829

Camping World Holdings, Inc. Class A(a)	130,078	1,809,385

Cato Corp. (The) Class A	296,720	4,444,866

Chico’s FAS, Inc.	1,066,166	4,552,529

Children’s Place, Inc. (The)	46,948	4,567,101

Citi Trends, Inc.	27,224	525,695

Designer Brands, Inc.	428,409	9,519,248

Dick’s Sporting Goods, Inc.	268,777	9,893,681

GameStop Corp. Class A(a)	1,689,954	17,169,933

Group 1 Automotive, Inc.	56,795	3,674,637

Guess?, Inc.	502,460	9,848,216

Haverty Furniture Cos., Inc.	99,338	2,173,515

Lithia Motors, Inc. Class A	52,300	4,850,825

Monro, Inc.	49,257	4,261,716

Office Depot, Inc.	2,752,328	9,990,951

Shoe Carnival, Inc.(a)	26,932	916,496

Sonic Automotive, Inc. Class A	87,451	1,295,149

Tailored Brands, Inc.(a)	346,169	2,713,965

Tile Shop Holdings, Inc.	295,199	1,670,826

Winmark Corp.	2,183	411,692

Total Specialty Retail		136,584,831

Textiles, Apparel & Luxury Goods – 0.7%

Culp, Inc.	36,075	693,722

Movado Group, Inc.	53,834	1,958,481

Oxford Industries, Inc.	43,706	3,289,313

Rocky Brands, Inc.	21,949	525,898

Steven Madden Ltd.	237,670	8,042,753

Superior Group of Cos., Inc.	36,601	608,309

Total Textiles, Apparel & Luxury Goods		15,118,476

Thrifts & Mortgage Finance – 1.3%

Capitol Federal Financial, Inc.	147,083	1,963,558

Dime Community Bancshares, Inc.	63,293	1,185,478

ESSA Bancorp, Inc.	12,600	194,040

Federal Agricultural Mortgage Corp. Class C	13,625	986,859

First Defiance Financial Corp.	19,537	561,493

FS Bancorp, Inc.	1,364	68,855

Hingham Institution for Savings	948	163,065

Home Bancorp, Inc.	6,256	208,012

Kearny Financial Corp.	58,382	751,376

Luther Burbank Corp.	70,990	716,999

Meridian Bancorp, Inc.	25,113	394,023

Meta Financial Group, Inc.	9,069	178,478

Northfield Bancorp, Inc.	79,829	1,109,623

Northwest Bancshares, Inc.	161,673	2,743,591

OceanFirst Financial Corp.	40,335	970,460

Oritani Financial Corp.	135,531	2,253,881

Provident Financial Holdings, Inc.	10,967	218,463

Provident Financial Services, Inc.	90,026	2,330,773

Prudential Bancorp, Inc.	2,935	50,922

Riverview Bancorp, Inc.	13,361	97,669

SI Financial Group, Inc.	25,747	332,394

Southern Missouri Bancorp, Inc.	4,688	144,390

Standard AVB Financial Corp.	1,631	43,988

Sterling Bancorp, Inc.	47,662	483,293

Territorial Bancorp, Inc.	19,495	524,610

Timberland Bancorp, Inc.	6,216	173,924

TrustCo Bank Corp.	151,790	1,177,890

United Community Financial Corp.	45,673	427,043

United Financial Bancorp, Inc.	74,003	1,061,943

Walker & Dunlop, Inc.	25,164	1,281,099

Washington Federal, Inc.	89,013	2,571,586

Waterstone Financial, Inc.	40,540	667,288

Western New England Bancorp, Inc.	22,127	204,232

WSFS Financial Corp.	14,780	570,508

Total Thrifts & Mortgage Finance		26,811,806

Tobacco – 2.0%

Turning Point Brands, Inc.	19,674	906,775

Universal Corp.	165,835	9,557,071

Vector Group Ltd.	2,856,858	30,825,498

Total Tobacco		41,289,344

Trading Companies & Distributors – 1.0%

Applied Industrial Technologies, Inc.	108,826	6,471,882

H&E Equipment Services, Inc.	274,966	6,904,396

Kaman Corp.	53,041	3,099,716

Rush Enterprises, Inc. Class A	66,693	2,788,434

Rush Enterprises, Inc. Class B	11,846	491,965

Systemax, Inc.	77,899	1,763,634

Total Trading Companies & Distributors		21,520,027

Water Utilities – 1.2%

American States Water Co.	91,640	6,533,932

Artesian Resources Corp. Class A	26,732	996,302

California Water Service Group	115,214	6,253,816

Connecticut Water Service, Inc.	35,024	2,404,398

Global Water Resources, Inc.	94,157	923,680

Middlesex Water Co.	46,426	2,599,392

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

March 31, 2019

Investments	Shares	Value

SJW Group	75,226	$4,644,453

York Water Co. (The)	34,136	1,171,547

Total Water Utilities		25,527,520

Wireless Telecommunication Services – 0.2%

Shenandoah Telecommunications Co.	44,174	1,959,558

Spok Holdings, Inc.	106,777	1,454,303

Total Wireless Telecommunication Services		3,413,861
Total United States		2,061,680,966

Puerto Rico – 0.1%

IT Services – 0.1%

EVERTEC, Inc.	73,696	2,049,486
TOTAL COMMON STOCKS (Cost: $2,036,116,942)		2,063,730,452

EXCHANGE-TRADED FUND – 0.9%

United States – 0.9%

WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $18,023,392)	530,617	18,990,782

RIGHTS – 0.0%

United States – 0.0%

A. Schulman, Inc. CVR†* (Cost: $46,058)	106,369	46,058

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%

United States – 2.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c) (Cost: $52,465,765)(d)	52,465,765	52,465,765

TOTAL INVESTMENTS IN SECURITIES – 102.3% (Cost: $2,106,652,157)		2,135,233,057

Other Assets less Liabilities – (2.3)%		(47,528,018)

NET ASSETS – 100.0%		$2,087,705,039
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $46,058, which represent less than 0.0% of net assets.

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $99,316,811 and the total market value of the collateral held by the Fund was $102,153,222. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $49,687,457.

CVR – Contingent Value Rights

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.7%

United States – 99.3%

Aerospace & Defense – 0.5%

AAR Corp.	25,487	$828,582

Aerovironment, Inc.*	8,631	590,447

Astronics Corp.*	19,984	653,876

Ducommun, Inc.*	1,786	77,727

National Presto Industries, Inc.	5,163	560,444

Vectrus, Inc.*	21,403	569,106

Wesco Aircraft Holdings, Inc.*	71,814	631,245

Total Aerospace & Defense		3,911,427

Air Freight & Logistics – 1.1%

Air Transport Services Group, Inc.*	90,959	2,096,605

Atlas Air Worldwide Holdings, Inc.*	46,569	2,354,529

Echo Global Logistics, Inc.*	18,704	463,485

Forward Air Corp.	22,625	1,464,516

Hub Group, Inc. Class A*	31,827	1,300,133

Radiant Logistics, Inc.*	25,278	159,251

Total Air Freight & Logistics		7,838,519

Airlines – 0.5%

Hawaiian Holdings, Inc.	136,338	3,578,873

Auto Components – 4.2%

American Axle & Manufacturing Holdings, Inc.*	509,001	7,283,804

Cooper Tire & Rubber Co.	48,025	1,435,467

Cooper-Standard Holdings, Inc.*	43,336	2,035,059

Dana, Inc.	401,274	7,118,601

Gentherm, Inc.*	17,995	663,296

LCI Industries	38,643	2,968,555

Modine Manufacturing Co.*	112,060	1,554,272

Motorcar Parts of America, Inc.*	9,271	174,944

Shiloh Industries, Inc.*	39,331	216,320

Standard Motor Products, Inc.	17,876	877,712

Stoneridge, Inc.*	31,216	900,894

Tenneco, Inc. Class A	198,207	4,392,267

Tower International, Inc.	49,678	1,044,728

Total Auto Components		30,665,919

Automobiles – 0.3%

Winnebago Industries, Inc.	75,886	2,363,849

Banks – 11.3%

1st Source Corp.	20,223	908,215

Allegiance Bancshares, Inc.*	10,384	350,149

American National Bankshares, Inc.	7,161	250,062

Ameris Bancorp	32,477	1,115,585

Arrow Financial Corp.	12,175	400,436

Atlantic Capital Bancshares, Inc.*	13,740	244,984

Banc of California, Inc.	19,029	263,361

BancFirst Corp.	25,663	1,338,326

Bancorp, Inc. (The)*	114,715	926,897

Bank of Commerce Holdings	14,499	152,964

Bank of Marin Bancorp	7,742	315,022

BankFinancial Corp.	9,812	145,904

Banner Corp.	26,135	1,415,733

Bar Harbor Bankshares	16,510	427,114

Baycom Corp.*	7,710	174,554

BCB Bancorp, Inc.	10,625	142,375

Berkshire Hills Bancorp, Inc.	43,183	1,176,305

Boston Private Financial Holdings, Inc.	49,643	544,087

Bridge Bancorp, Inc.	11,700	342,810

Brookline Bancorp, Inc.	60,415	869,976

Bryn Mawr Bank Corp.	17,189	621,039

Byline Bancorp, Inc.*	13,850	255,948

C&F Financial Corp.	3,737	189,092

Cadence BanCorp	132,946	2,466,148

Cambridge Bancorp	3,232	267,771

Camden National Corp.	15,805	659,385

Capital City Bank Group, Inc.	8,338	181,602

Capstar Financial Holdings, Inc.	8,645	124,834

Carolina Financial Corp.	14,843	513,419

CBTX, Inc.	12,793	415,389

Central Pacific Financial Corp.	25,310	729,940

Central Valley Community Bancorp	11,330	221,502

Century Bancorp, Inc. Class A	5,351	390,623

Chemung Financial Corp.	3,719	174,533

Citizens & Northern Corp.	7,590	190,054

City Holding Co.	12,142	925,099

Civista Bancshares, Inc.	5,983	130,609

CNB Financial Corp.	15,344	387,743

Codorus Valley Bancorp, Inc.	8,682	185,361

Community Trust Bancorp, Inc.	15,991	656,591

ConnectOne Bancorp, Inc.	32,751	645,195

Customers Bancorp, Inc.*	42,020	769,386

Eagle Bancorp, Inc.*	31,383	1,575,427

Enterprise Bancorp, Inc.	10,956	314,766

Enterprise Financial Services Corp.	24,006	978,725

Equity Bancshares, Inc. Class A*	9,990	287,712

Esquire Financial Holdings, Inc.*	4,482	102,010

Farmers & Merchants Bancorp, Inc.(a)	4,541	136,684

Farmers National Banc Corp.	26,972	371,944

FB Financial Corp.	25,843	820,774

Fidelity Southern Corp.	22,384	613,098

Financial Institutions, Inc.	15,650	425,367

First Bancorp	26,189	910,330

First Bancshares, Inc. (The)	6,944	214,570

First Bank	14,774	170,344

First Busey Corp.	40,566	989,810

First Business Financial Services, Inc.	8,105	162,262

First Commonwealth Financial Corp.	90,202	1,136,545

First Community Bankshares, Inc.	10,472	347,042

First Community Corp.	4,894	93,329

First Financial Corp.	11,633	488,586

First Financial Northwest, Inc.	10,847	170,840

First Foundation, Inc.	30,516	414,102

First Internet Bancorp	11,410	220,555

First Merchants Corp.	45,962	1,693,700

First Mid-Illinois Bancshares, Inc.	11,611	386,879

First of Long Island Corp. (The)	19,081	418,446

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2019

Investments	Shares	Value

Flushing Financial Corp.	27,145	$595,290

Franklin Financial Network, Inc.	16,628	482,378

German American Bancorp, Inc.	17,782	522,791

Great Southern Bancorp, Inc.	14,626	759,089

Guaranty Bancshares, Inc.	6,103	178,330

Hanmi Financial Corp.	33,694	716,671

HarborOne Bancorp, Inc.*	10,779	185,399

Heartland Financial USA, Inc.	25,489	1,087,106

Heritage Commerce Corp.	29,837	361,028

Heritage Financial Corp.	18,637	561,719

Hilltop Holdings, Inc.	86,688	1,582,056

HomeTrust Bancshares, Inc.	12,007	302,576

Hope Bancorp, Inc.	170,651	2,232,115

Horizon Bancorp, Inc.	34,503	555,153

Independent Bank Corp.	19,306	415,079

Independent Bank Group, Inc.	40,409	2,072,578

Investar Holding Corp.	5,949	135,102

Lakeland Bancorp, Inc.	44,597	665,833

Lakeland Financial Corp.	19,854	897,798

LCNB Corp.	9,785	167,813

LegacyTexas Financial Group, Inc.	39,958	1,494,030

Live Oak Bancshares, Inc.(a)	69,663	1,017,776

Macatawa Bank Corp.	31,119	309,323

Mercantile Bank Corp.	14,775	483,438

Metropolitan Bank Holding Corp.*	7,091	246,696

Midland States Bancorp, Inc.	14,580	350,795

MidWestOne Financial Group, Inc.	10,874	296,317

National Bank Holdings Corp. Class A	18,007	598,913

National Bankshares, Inc.	5,540	237,389

NBT Bancorp, Inc.	34,143	1,229,489

Nicolet Bankshares, Inc.*	9,024	537,830

Northeast Bancorp	10,359	214,224

Northrim BanCorp, Inc.	7,054	242,799

OFG Bancorp	43,455	859,975

Old Line Bancshares, Inc.	9,985	248,926

Old Second Bancorp, Inc.	24,043	302,701

Opus Bank	26,118	517,136

Origin Bancorp, Inc.	12,557	427,566

Orrstown Financial Services, Inc.	6,792	126,263

Pacific Premier Bancorp, Inc.	45,658	1,211,307

Park National Corp.	14,489	1,372,833

Parke Bancorp, Inc.	13,006	271,695

Peapack Gladstone Financial Corp.	17,655	462,914

People’s Utah Bancorp	13,417	353,806

Peoples Bancorp, Inc.	15,923	493,135

Preferred Bank	16,503	742,140

QCR Holdings, Inc.	14,205	481,834

RBB Bancorp	16,794	315,727

Reliant Bancorp, Inc.	5,754	128,429

Republic Bancorp, Inc. Class A	19,810	885,903

Republic First Bancorp, Inc.*	11,905	62,501

S&T Bancorp, Inc.	29,305	1,158,427

Sandy Spring Bancorp, Inc.	29,701	929,047

SB One Bancorp	4,306	93,526

Seacoast Banking Corp. of Florida*	31,700	835,295

ServisFirst Bancshares, Inc.	41,239	1,392,229

Shore Bancshares, Inc.	14,833	221,160

Sierra Bancorp	11,234	272,986

SmartFinancial, Inc.*	8,744	165,349

Southern First Bancshares, Inc.*	7,159	242,475

Southern National Bancorp of Virginia, Inc.	24,496	358,866

Southside Bancshares, Inc.	25,198	837,330

Spirit of Texas Bancshares, Inc.*	3,811	80,793

Stock Yards Bancorp, Inc.	18,981	641,748

Tompkins Financial Corp.	12,061	917,480

Towne Bank	52,319	1,294,895

TriCo Bancshares	18,448	724,822

TriState Capital Holdings, Inc.*	25,949	530,138

Triumph Bancorp, Inc.*	13,080	384,421

United Community Banks, Inc.	75,243	1,875,808

Univest Financial Corp.	21,722	531,320

Veritex Holdings, Inc.	42,061	1,018,717

Washington Trust Bancorp, Inc.	15,080	726,102

West Bancorporation, Inc.	16,408	339,317

Westamerica Bancorporation	15,148	936,146

Total Banks		83,558,080

Beverages – 0.2%

Coca-Cola Consolidated, Inc.	1,325	381,375

Craft Brew Alliance, Inc.*	5,544	77,505

MGP Ingredients, Inc.	9,537	735,779

Total Beverages		1,194,659

Biotechnology – 0.6%

Anika Therapeutics, Inc.*	9,330	282,139

BioSpecifics Technologies Corp.*	3,095	192,911

ChemoCentryx, Inc.*	19,131	265,730

Eagle Pharmaceuticals, Inc.*	11,654	588,411

Enanta Pharmaceuticals, Inc.*	15,465	1,477,217

Palatin Technologies, Inc.*(a)	164,183	160,932

REGENXBIO, Inc.*	26,232	1,503,356

Surface Oncology, Inc.*	27,879	132,983

Vanda Pharmaceuticals, Inc.*	7,816	143,814

Total Biotechnology		4,747,493

Building Products – 2.6%

AAON, Inc.	18,659	861,673

Advanced Drainage Systems, Inc.	40,122	1,033,944

American Woodmark Corp.*	17,644	1,457,924

Apogee Enterprises, Inc.	36,535	1,369,697

Builders FirstSource, Inc.*	189,968	2,534,173

Continental Building Products, Inc.*	39,442	977,767

CSW Industrials, Inc.*	12,689	726,953

Gibraltar Industries, Inc.*	27,977	1,136,146

Griffon Corp.	13,335	246,431

Insteel Industries, Inc.	18,641	389,970

JELD-WEN Holding, Inc.*	117,677	2,078,176

NCI Building Systems, Inc.*	77,771	479,069

Patrick Industries, Inc.*	57,280	2,595,930

PGT Innovations, Inc.*	47,377	656,171

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2019

Investments	Shares	Value

Quanex Building Products Corp.	25,624	$407,165

Universal Forest Products, Inc.	80,995	2,420,940

Total Building Products		19,372,129

Capital Markets – 1.7%

Artisan Partners Asset Management, Inc. Class A	67,717	1,704,437

B. Riley Financial, Inc.	20,221	337,488

Blucora, Inc.*	21,392	714,065

Cohen & Steers, Inc.	38,626	1,632,721

Diamond Hill Investment Group, Inc.	4,142	579,880

Donnelley Financial Solutions, Inc.*	52,677	783,834

GAIN Capital Holdings, Inc.(a)	41,563	261,016

Greenhill & Co., Inc.	9,349	201,097

Hamilton Lane, Inc. Class A	15,796	688,390

INTL FCStone, Inc.*	10,924	423,414

Oppenheimer Holdings, Inc. Class A	14,526	377,966

Piper Jaffray Cos.	7,238	527,144

PJT Partners, Inc. Class A	2,717	113,571

Pzena Investment Management, Inc. Class A	40,827	330,290

Victory Capital Holdings, Inc. Class A*	64,538	969,361

Virtus Investment Partners, Inc.	11,404	1,112,460

Waddell & Reed Financial, Inc. Class A	104,859	1,813,012

Westwood Holdings Group, Inc.	7,662	270,239

Total Capital Markets		12,840,385

Chemicals – 2.8%

Advanced Emissions Solutions, Inc.(a)	57,817	668,365

AdvanSix, Inc.*	37,552	1,072,861

American Vanguard Corp.	20,519	353,337

Chase Corp.	6,819	631,030

Ferro Corp.*	73,052	1,382,874

FutureFuel Corp.	52,618	705,081

Hawkins, Inc.	6,776	249,560

Innophos Holdings, Inc.	20,732	624,863

Innospec, Inc.	23,120	1,927,052

Koppers Holdings, Inc.*	32,540	845,389

Kraton Corp.*	45,794	1,473,651

Kronos Worldwide, Inc.	417,709	5,856,280

Minerals Technologies, Inc.	47,581	2,797,287

OMNOVA Solutions, Inc.*	22,030	154,651

Stepan Co.	21,139	1,850,085

Trecora Resources*	11,430	103,899

Total Chemicals		20,696,265

Commercial Services & Supplies – 3.1%

ABM Industries, Inc.	41,616	1,512,742

ACCO Brands Corp.	256,333	2,194,211

ARC Document Solutions, Inc.*	45,474	101,407

Casella Waste Systems, Inc. Class A*	6,397	227,477

Charah Solutions, Inc.*	31,810	203,584

Ennis, Inc.	28,408	589,750

Heritage-Crystal Clean, Inc.*	12,140	333,243

Herman Miller, Inc.	64,138	2,256,375

HNI Corp.	27,888	1,012,056

Interface, Inc.	67,310	1,031,189

Kimball International, Inc. Class B	39,020	551,743

Knoll, Inc.	48,697	920,860

LSC Communications, Inc.	7,599	49,621

Matthews International Corp. Class A	29,145	1,076,908

McGrath RentCorp	20,811	1,177,278

Multi-Color Corp.	20,374	1,016,459

Pitney Bowes, Inc.	408,134	2,803,881

Quad/Graphics, Inc.	36,258	431,470

RR Donnelley & Sons Co.	159,070	750,810

SP Plus Corp.*	28,450	970,714

Steelcase, Inc. Class A	125,324	1,823,464

U.S. Ecology, Inc.	11,280	631,454

Viad Corp.	13,518	760,928

VSE Corp.	15,660	494,543

Total Commercial Services & Supplies		22,922,167

Communications Equipment – 0.3%

Applied Optoelectronics, Inc.*(a)	19,154	233,679

CalAmp Corp.*	7,191	90,463

Casa Systems, Inc.*	133,359	1,106,880

Clearfield, Inc.*	6,495	95,476

Comtech Telecommunications Corp.	10,241	237,796

Digi International, Inc.*	8,477	107,403

NETGEAR, Inc.*	7,373	244,194

Total Communications Equipment		2,115,891

Construction & Engineering – 1.3%

Ameresco, Inc. Class A*	36,009	582,626

Argan, Inc.	17,734	885,813

Comfort Systems USA, Inc.	33,824	1,772,039

Construction Partners, Inc. Class A*	77,387	988,232

Dycom Industries, Inc.*	32,808	1,507,200

MYR Group, Inc.*	13,822	478,656

Northwest Pipe Co.*	12,248	293,952

NV5 Global, Inc.*	6,245	370,703

Orion Group Holdings, Inc.*	16,602	48,478

Primoris Services Corp.	40,980	847,466

Sterling Construction Co., Inc.*	29,450	368,714

Tutor Perini Corp.*	66,182	1,133,036

Total Construction & Engineering		9,276,915

Construction Materials – 0.4%

Forterra, Inc.*(a)	30,507	128,739

Summit Materials, Inc. Class A*	114,863	1,822,876

United States Lime & Minerals, Inc.	4,580	353,210

US Concrete, Inc.*	12,905	534,525

Total Construction Materials		2,839,350

Consumer Finance – 0.7%

Curo Group Holdings Corp.*	6,419	64,383

Elevate Credit, Inc.*	20,955	90,945

Encore Capital Group, Inc.*(a)	41,429	1,128,112

Enova International, Inc.*	49,808	1,136,618

EZCORP, Inc. Class A*	58,483	545,061

PRA Group, Inc.*	28,339	759,769

Regional Management Corp.*	15,612	381,245

World Acceptance Corp.*	8,788	1,029,338

Total Consumer Finance		5,135,471

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2019

Investments	Shares	Value

Containers & Packaging – 0.0%

UFP Technologies, Inc.*	5,013	$187,486

Distributors – 0.2%

Core-Mark Holding Co., Inc.	20,603	764,989

Funko, Inc. Class A*(a)	15,633	339,549

Weyco Group, Inc.	9,643	298,547

Total Distributors		1,403,085

Diversified Consumer Services – 0.6%

American Public Education, Inc.*	12,097	364,362

Bridgepoint Education, Inc.*	31,391	191,799

Career Education Corp.*	71,559	1,182,155

Carriage Services, Inc.	18,712	360,206

Collectors Universe, Inc.	7,806	136,761

K12, Inc.*	18,240	622,531

Sotheby’s*	38,767	1,463,454

Total Diversified Consumer Services		4,321,268

Diversified Financial Services – 0.1%

Marlin Business Services Corp.	9,884	212,506

On Deck Capital, Inc.*	31,786	172,280

Total Diversified Financial Services		384,786

Diversified Telecommunication Services – 0.3%

ATN International, Inc.	9,941	560,573

Bandwidth, Inc. Class A*	7,625	510,570

Globalstar, Inc.*(a)	3,323,831	1,429,247

Total Diversified Telecommunication Services		2,500,390

Electric Utilities – 0.2%

Genie Energy Ltd. Class B	22,841	194,149

Otter Tail Corp.	26,663	1,328,351

Spark Energy, Inc. Class A(a)	13,018	115,990

Total Electric Utilities		1,638,490

Electrical Equipment – 0.9%

Allied Motion Technologies, Inc.	3,988	137,107

Atkore International Group, Inc.*	87,026	1,873,670

AZZ, Inc.	11,519	471,473

Encore Wire Corp.	22,029	1,260,499

Enphase Energy, Inc.*(a)	56,094	517,748

LSI Industries, Inc.	12,946	34,048

Preformed Line Products Co.	6,213	329,848

Sunrun, Inc.*	71,746	1,008,749

Thermon Group Holdings, Inc.*	10,931	267,919

TPI Composites, Inc.*	13,375	382,792

Vicor Corp.*	11,709	363,213

Total Electrical Equipment		6,647,066

Electronic Equipment, Instruments & Components – 3.4%

Anixter International, Inc.*	39,650	2,224,761

Arlo Technologies, Inc.*	14,609	60,335

Badger Meter, Inc.	6,611	367,836

Bel Fuse, Inc. Class B	10,895	275,426

Benchmark Electronics, Inc.	41,234	1,082,392

Control4 Corp.*	18,724	316,997

CTS Corp.	20,039	588,545

Daktronics, Inc.	17,010	126,725

ePlus, Inc.*	11,941	1,057,256

FARO Technologies, Inc.*	1,790	78,599

Insight Enterprises, Inc.*	51,902	2,857,724

KEMET Corp.	86,595	1,469,517

Kimball Electronics, Inc.*	30,755	476,395

Knowles Corp.*	62,174	1,096,128

Mesa Laboratories, Inc.	691	159,276

Methode Electronics, Inc.	77,866	2,240,983

MTS Systems Corp.	10,409	566,874

Napco Security Technologies, Inc.*	8,212	170,317

nLight, Inc.*	10,843	241,582

OSI Systems, Inc.*	9,397	823,177

Park Electrochemical Corp.	3,675	57,698

PC Connection, Inc.	29,000	1,063,430

PCM, Inc.*	5,050	184,982

Plexus Corp.*	28,038	1,708,916

Sanmina Corp.*	56,766	1,637,699

ScanSource, Inc.*	21,636	775,002

TTM Technologies, Inc.*	256,179	3,004,980

Vishay Precision Group, Inc.*	12,387	423,759

Total Electronic Equipment, Instruments & Components		25,137,311

Energy Equipment & Services – 3.8%

C&J Energy Services, Inc.*	121,062	1,878,882

Covia Holdings Corp.*(a)	181,777	1,016,133

DMC Global, Inc.	6,008	298,237

Era Group, Inc.*	7,889	91,039

Forum Energy Technologies, Inc.*	169,255	864,893

FTS International, Inc.*	626,728	6,267,280

Helix Energy Solutions Group, Inc.*	93,811	742,045

Keane Group, Inc.*	161,973	1,763,886

Liberty Oilfield Services, Inc. Class A(a)	159,035	2,447,549

Mammoth Energy Services, Inc.	157,111	2,615,898

NCS Multistage Holdings, Inc.*	24,096	124,817

Newpark Resources, Inc.*	54,873	502,637

ProPetro Holding Corp.*	131,192	2,957,068

SEACOR Holdings, Inc.*	26,106	1,103,762

Select Energy Services, Inc. Class A*	74,281	892,858

Smart Sand, Inc.*(a)	105,732	470,507

Solaris Oilfield Infrastructure, Inc. Class A(a)	66,806	1,098,291

U.S. Silica Holdings, Inc.(a)	122,453	2,125,784

Unit Corp.*	34,766	495,068

Total Energy Equipment & Services		27,756,634

Entertainment – 0.1%

Marcus Corp. (The)	21,019	841,811

Reading International, Inc. Class A*	13,208	210,800

Total Entertainment		1,052,611

Equity Real Estate Investment Trusts (REITs) – 2.9%

Agree Realty Corp.	11,788	817,380

Alexander & Baldwin, Inc.	32,735	832,778

Alexander’s, Inc.	2,494	938,168

American Assets Trust, Inc.	5,416	248,378

Armada Hoffler Properties, Inc.	10,703	166,860

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2019

Investments	Shares	Value

Braemar Hotels & Resorts, Inc.	12,713	$155,226

BRT Apartments Corp.	28,623	397,287

CareTrust REIT, Inc.	24,961	585,585

Chatham Lodging Trust	21,762	418,701

Chesapeake Lodging Trust	43,203	1,201,476

Community Healthcare Trust, Inc.	2,699	96,867

CorEnergy Infrastructure Trust, Inc.(a)	5,556	204,183

Easterly Government Properties, Inc.	4,543	81,820

Essential Properties Realty Trust, Inc.	8,034	156,824

Four Corners Property Trust, Inc.	33,108	979,997

Franklin Street Properties Corp.	9,619	69,161

Getty Realty Corp.	15,347	491,564

Gladstone Land Corp.(a)	5,352	67,703

Global Net Lease, Inc.	9,238	174,598

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,663	452,879

Independence Realty Trust, Inc.	19,900	214,721

Industrial Logistics Properties Trust	62,823	1,267,140

InfraREIT, Inc.	9,213	193,197

Innovative Industrial Properties, Inc.(a)	741	60,532

iStar, Inc.	50,272	423,290

Jernigan Capital, Inc.	11,755	247,325

Lexington Realty Trust	290,907	2,635,617

LTC Properties, Inc.	36,178	1,656,952

Mack-Cali Realty Corp.	15,649	347,408

MedEquities Realty Trust, Inc.	18,771	208,921

Monmouth Real Estate Investment Corp.	30,368	400,250

National Storage Affiliates Trust	2,393	68,224

NorthStar Realty Europe Corp.	27,235	472,800

One Liberty Properties, Inc.	8,622	250,038

Retail Opportunity Investments Corp.	28,782	499,080

RPT Realty	30,311	364,035

Safehold, Inc.	4,161	90,751

Saul Centers, Inc.	8,008	411,371

Summit Hotel Properties, Inc.	79,497	907,061

Tier REIT, Inc.	6,551	187,752

Universal Health Realty Income Trust	4,111	311,244

Urstadt Biddle Properties, Inc. Class A	12,374	255,399

Washington Prime Group, Inc.	141,482	799,373

Washington Real Estate Investment Trust	8,680	246,338

Whitestone REIT	10,430	125,369

Total Equity Real Estate Investment Trusts (REITs)		21,181,623

Food & Staples Retailing – 1.0%

Andersons, Inc. (The)	16,018	516,260

Chefs’ Warehouse, Inc. (The)*	6,180	191,889

Ingles Markets, Inc. Class A	31,908	881,299

Natural Grocers by Vitamin Cottage, Inc.*	7,061	84,379

PriceSmart, Inc.	20,749	1,221,701

Smart & Final Stores, Inc.*	11,564	57,126

SpartanNash Co.	45,591	723,529

United Natural Foods, Inc.*	203,362	2,688,446

Village Super Market, Inc. Class A	12,713	347,446

Weis Markets, Inc.	21,577	880,558

Total Food & Staples Retailing		7,592,633

Food Products – 0.7%

B&G Foods, Inc.(a)	39,205	957,386

Calavo Growers, Inc.	8,058	675,663

Hostess Brands, Inc.*	152,626	1,907,825

John B. Sanfilippo & Son, Inc.	7,916	568,923

Landec Corp.*	13,037	160,094

Limoneira Co.	8,418	198,076

Simply Good Foods Co. (The)*	32,704	673,376

Total Food Products		5,141,343

Gas Utilities – 0.1%

Chesapeake Utilities Corp.	8,214	749,199

Health Care Equipment & Supplies – 0.7%

AngioDynamics, Inc.*	4,191	95,806

Atrion Corp.	650	571,142

CONMED Corp.	10,113	841,199

FONAR Corp.*	13,852	283,550

Heska Corp.*	1,230	104,698

IntriCon Corp.*	3,167	79,428

iRadimed Corp.*(a)	2,678	75,225

Lantheus Holdings, Inc.*	26,484	648,328

LeMaitre Vascular, Inc.	12,535	388,585

Meridian Bioscience, Inc.	20,750	365,408

OraSure Technologies, Inc.*	19,837	221,183

Orthofix Medical, Inc.*	3,475	196,025

STAAR Surgical Co.*	1,994	68,175

Tactile Systems Technology, Inc.*	2,625	138,390

Utah Medical Products, Inc.	3,143	277,370

Varex Imaging Corp.*	15,074	510,707

Total Health Care Equipment & Supplies		4,865,219

Health Care Providers & Services – 0.7%

Addus HomeCare Corp.*	3,006	191,152

Apollo Medical Holdings, Inc.*(a)	4,803	87,991

CorVel Corp.*	9,429	615,148

Cross Country Healthcare, Inc.*	19,206	135,018

Magellan Health, Inc.*	24,870	1,639,431

National HealthCare Corp.	10,383	787,862

National Research Corp.	9,597	370,444

Providence Service Corp. (The)*	2,369	157,823

RadNet, Inc.*	14,685	181,947

Tivity Health, Inc.*	52,825	927,607

U.S. Physical Therapy, Inc.	1,644	172,669

Total Health Care Providers & Services		5,267,092

Health Care Technology – 0.1%

Computer Programs & Systems, Inc.	3,145	93,375

HealthStream, Inc.*	7,250	203,435

NextGen Healthcare, Inc.*	15,768	265,375

Simulations Plus, Inc.	6,407	135,252

Total Health Care Technology		697,437

Hotels, Restaurants & Leisure – 2.5%

BBX Capital Corp.	168,965	1,000,273

BJ’s Restaurants, Inc.	12,636	597,430

Bloomin’ Brands, Inc.	93,041	1,902,688

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2019

Investments	Shares	Value

Bluegreen Vacations Corp.(a)	96,045	$1,427,229

Brinker International, Inc.	47,267	2,097,709

Carrols Restaurant Group, Inc.*	15,386	153,398

Chuy’s Holdings, Inc.*	6,563	149,440

Del Taco Restaurants, Inc.*	28,314	284,839

Denny’s Corp.*	39,609	726,825

Dine Brands Global, Inc.	11,667	1,065,080

El Pollo Loco Holdings, Inc.*	6,920	90,029

Fiesta Restaurant Group, Inc.*	12,263	160,768

Habit Restaurants, Inc. (The) Class A*	79,029	855,094

International Speedway Corp. Class A	28,101	1,226,047

J Alexander’s Holdings, Inc.*	14,698	144,334

Monarch Casino & Resort, Inc.*	13,141	577,153

Nathan’s Famous, Inc.	1,000	68,400

Papa John’s International, Inc.(a)	12,986	687,609

RCI Hospitality Holdings, Inc.	12,421	285,310

Red Lion Hotels Corp.*	14,295	115,504

Red Robin Gourmet Burgers, Inc.*	6,254	180,178

Ruth’s Hospitality Group, Inc.	26,221	670,995

Shake Shack, Inc. Class A*	46,572	2,754,734

Speedway Motorsports, Inc.	41,343	598,233

Town Sports International Holdings, Inc.*	45,523	216,690

Wingstop, Inc.	5,828	443,103

Total Hotels, Restaurants & Leisure		18,479,092

Household Durables – 5.8%

Bassett Furniture Industries, Inc.	10,974	180,083

Beazer Homes USA, Inc.*	57,364	660,260

Cavco Industries, Inc.*	7,926	931,543

Century Communities, Inc.*	73,119	1,752,662

Ethan Allen Interiors, Inc.	28,768	550,332

Flexsteel Industries, Inc.	9,501	220,328

Green Brick Partners, Inc.*	93,607	819,061

Hamilton Beach Brands Holding Co. Class A	18,546	397,997

Hooker Furniture Corp.	16,896	487,112

Installed Building Products, Inc.*	20,702	1,004,047

KB Home	206,821	4,998,864

La-Z-Boy, Inc.	57,726	1,904,381

LGI Homes, Inc.*(a)	54,653	3,292,297

M/I Homes, Inc.*	62,560	1,665,347

MDC Holdings, Inc.	112,776	3,277,271

Meritage Homes Corp.*	83,745	3,744,239

New Home Co., Inc. (The)*	38,449	183,017

Taylor Morrison Home Corp. Class A*	236,781	4,202,863

TopBuild Corp.*	41,868	2,713,884

TRI Pointe Group, Inc.*	359,966	4,549,970

Tupperware Brands Corp.	81,111	2,074,819

Turtle Beach Corp.*(a)	34,405	390,841

Universal Electronics, Inc.*	4,455	165,503

VOXX International Corp.*	14,358	66,334

William Lyon Homes Class A*	119,546	1,837,422

ZAGG, Inc.*	68,993	625,766

Total Household Durables		42,696,243

Household Products – 0.2%

Central Garden and Pet Co. Class A*	50,785	1,180,751

Independent Power & Renewable Electricity Producers – 0.3%

Pattern Energy Group, Inc. Class A	103,595	2,279,090

Industrial Conglomerates – 0.1%

Raven Industries, Inc.	23,522	902,539

Insurance – 2.2%

Ambac Financial Group, Inc.*	130,856	2,371,111

AMERISAFE, Inc.	12,730	756,162

EMC Insurance Group, Inc.	10,720	341,754

Employers Holdings, Inc.	39,802	1,596,458

FBL Financial Group, Inc. Class A	18,314	1,148,654

FedNat Holding Co.	16,575	265,863

HCI Group, Inc.	7,726	330,132

Health Insurance Innovations, Inc. Class A*(a)	6,800	182,376

Heritage Insurance Holdings, Inc.	13,418	195,903

Horace Mann Educators Corp.	20,025	705,080

Independence Holding Co.	8,716	307,239

Investors Title Co.	1,739	274,588

Kingstone Cos., Inc.	4,156	61,259

Kinsale Capital Group, Inc.	7,245	496,790

National Western Life Group, Inc. Class A	4,470	1,173,241

Navigators Group, Inc. (The)	18,221	1,273,101

Safety Insurance Group, Inc.	10,113	881,247

State Auto Financial Corp.	21,569	710,052

Stewart Information Services Corp.	12,854	548,737

United Fire Group, Inc.	11,493	502,359

United Insurance Holdings Corp.	20,329	323,231

Universal Insurance Holdings, Inc.	47,112	1,460,472

Total Insurance		15,905,809

Interactive Media & Services – 0.2%

Care.com, Inc.*	4,530	89,513

Cars.com, Inc.*	33,220	757,416

QuinStreet, Inc.*	19,367	259,324

Travelzoo*	8,720	116,848

Total Interactive Media & Services		1,223,101

Internet & Direct Marketing Retail – 0.4%

1-800-Flowers.com, Inc. Class A*	32,100	585,183

Duluth Holdings, Inc. Class B*(a)	13,632	324,987

Leaf Group Ltd.*	29,880	239,637

PetMed Express, Inc.(a)	26,665	607,429

Shutterstock, Inc.	18,949	883,592

Total Internet & Direct Marketing Retail		2,640,828

IT Services – 1.2%

Carbonite, Inc.*	2,928	72,644

Cass Information Systems, Inc.	7,623	360,568

CSG Systems International, Inc.	27,034	1,143,538

ExlService Holdings, Inc.*	19,555	1,173,691

GreenSky, Inc. Class A*	98,920	1,280,025

Hackett Group, Inc. (The)	28,230	446,034

Information Services Group, Inc.*	18,549	69,188

NIC, Inc.	73,604	1,257,892

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2019

Investments	Shares	Value

Perficient, Inc.*	12,385	$339,225

Presidio, Inc.	36,965	547,082

PRGX Global, Inc.*	7,039	55,749

Sykes Enterprises, Inc.*	29,114	823,344

TTEC Holdings, Inc.	21,176	767,206

Unisys Corp.*	56,052	654,127

Virtusa Corp.*	2,409	128,761

Total IT Services		9,119,074

Leisure Products – 1.1%

Acushnet Holdings Corp.	77,384	1,790,666

American Outdoor Brands Corp.*	27,436	256,252

Callaway Golf Co.	108,335	1,725,777

Clarus Corp.	6,771	86,737

Johnson Outdoors, Inc. Class A	12,779	911,909

Malibu Boats, Inc. Class A*	30,141	1,192,981

Marine Products Corp.	26,187	352,739

MasterCraft Boat Holdings, Inc.*	27,883	629,319

Nautilus, Inc.*	31,938	177,575

Sturm Ruger & Co., Inc.	14,274	756,807

Total Leisure Products		7,880,762

Life Sciences Tools & Services – 0.3%

Cambrex Corp.*	43,143	1,676,105

Luminex Corp.	20,386	469,082

NeoGenomics, Inc.*	6,874	140,642

Pacific Biosciences of California, Inc.*	41,916	303,053

Total Life Sciences Tools & Services		2,588,882

Machinery – 5.2%

Alamo Group, Inc.	13,018	1,301,019

Altra Industrial Motion Corp.	30,269	939,852

Blue Bird Corp.*	23,618	399,853

Chart Industries, Inc.*	10,568	956,615

Columbus McKinnon Corp.	18,705	642,517

Commercial Vehicle Group, Inc.*	98,554	755,909

Douglas Dynamics, Inc.	17,587	669,537

Energy Recovery, Inc.*(a)	59,097	515,917

EnPro Industries, Inc.	24,895	1,604,483

ESCO Technologies, Inc.	15,383	1,031,122

Evoqua Water Technologies Corp.*	24,556	308,914

Federal Signal Corp.	67,139	1,744,943

Franklin Electric Co., Inc.	34,584	1,766,897

Global Brass & Copper Holdings, Inc.	32,062	1,104,215

Gorman-Rupp Co. (The)	17,887	607,085

Greenbrier Cos., Inc. (The)	43,152	1,390,789

Hurco Cos., Inc.	9,933	400,598

Hyster-Yale Materials Handling, Inc.	16,281	1,015,283

Kadant, Inc.	8,375	736,665

L.B. Foster Co. Class A*	7,971	150,014

Lindsay Corp.	3,180	307,792

Lydall, Inc.*	30,241	709,454

Meritor, Inc.*	189,020	3,846,557

Milacron Holdings Corp.*	35,049	396,755

Miller Industries, Inc.	18,236	562,581

Mueller Industries, Inc.	50,248	1,574,772

Mueller Water Products, Inc. Class A	105,890	1,063,136

Omega Flex, Inc.	5,460	413,868

Park-Ohio Holdings Corp.	23,122	748,690

REV Group, Inc.	71,502	782,947

Spartan Motors, Inc.	38,786	342,480

SPX Corp.*	15,096	525,190

SPX FLOW, Inc.*	36,470	1,163,393

Standex International Corp.	12,193	894,966

Sun Hydraulics Corp.	13,558	630,583

Tennant Co.	6,542	406,193

TriMas Corp.*	40,475	1,223,559

Twin Disc, Inc.*	15,528	258,541

Wabash National Corp.	91,350	1,237,793

Welbilt, Inc.*	181,245	2,968,793

Total Machinery		38,100,270

Marine – 0.2%

Matson, Inc.	45,676	1,648,447

Media – 1.7%

Emerald Expositions Events, Inc.	65,099	826,757

EW Scripps Co. (The) Class A	32,347	679,287

Gannett Co., Inc.	98,425	1,037,399

Gray Television, Inc.*	127,496	2,723,315

Lee Enterprises, Inc.*	154,294	509,170

Loral Space & Communications, Inc.*	47,603	1,716,088

MSG Networks, Inc. Class A*	117,859	2,563,433

National CineMedia, Inc.	272,234	1,919,250

New Media Investment Group, Inc.	31,217	327,779

Scholastic Corp.	1,545	61,429

TechTarget, Inc.*	18,604	302,687

Total Media		12,666,594

Metals & Mining – 2.7%

AK Steel Holding Corp.*(a)	391,444	1,076,471

Carpenter Technology Corp.	51,909	2,380,028

Century Aluminum Co.*	55,270	490,798

Compass Minerals International, Inc.	24,255	1,318,744

Gold Resource Corp.	34,993	137,523

Kaiser Aluminum Corp.	15,447	1,617,764

Materion Corp.	14,577	831,764

Olympic Steel, Inc.	29,280	464,674

Ramaco Resources, Inc.*(a)	60,920	353,336

Ryerson Holding Corp.*	213,300	1,825,848

Schnitzer Steel Industries, Inc. Class A	67,874	1,628,976

Synalloy Corp.	12,532	190,486

Universal Stainless & Alloy Products, Inc.*	8,192	135,741

Warrior Met Coal, Inc.	234,788	7,137,555

Total Metals & Mining		19,589,708

Multi-Utilities – 0.1%

Unitil Corp.	9,723	526,695

Multiline Retail – 0.9%

Big Lots, Inc.	90,606	3,444,840

Dillard’s, Inc. Class A(a)	40,706	2,931,646

Total Multiline Retail		6,376,486

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2019

Investments	Shares	Value

Oil, Gas & Consumable Fuels – 5.4%

Adams Resources & Energy, Inc.	3,072	$119,992

Arch Coal, Inc. Class A(a)	49,513	4,519,051

Bonanza Creek Energy, Inc.*	83,529	1,895,273

Callon Petroleum Co.*	340,373	2,569,816

Carrizo Oil & Gas, Inc.*(a)	116,421	1,451,770

CONSOL Energy, Inc.*	65,735	2,249,452

Contura Energy, Inc.*	35,208	2,039,247

Denbury Resources, Inc.*	1,027,878	2,107,150

Earthstone Energy, Inc. Class A*	40,563	287,186

Evolution Petroleum Corp.	35,965	242,764

Gulfport Energy Corp.*	799,468	6,411,733

Hallador Energy Co.	19,499	102,565

NACCO Industries, Inc. Class A	14,227	543,756

Overseas Shipholding Group, Inc. Class A*	599,401	1,372,628

Panhandle Oil and Gas, Inc. Class A	3,128	49,110

Par Pacific Holdings, Inc.*	44,055	784,620

Penn Virginia Corp.*	2,803	123,612

Renewable Energy Group, Inc.*	76,531	1,680,621

REX American Resources Corp.*	8,571	690,908

Ring Energy, Inc.*	50,195	294,645

SilverBow Resources, Inc.*	29,517	678,891

SRC Energy, Inc.*	743,390	3,806,157

W&T Offshore, Inc.*	732,020	5,050,938

World Fuel Services Corp.	21,206	612,641

Total Oil, Gas & Consumable Fuels		39,684,526

Paper & Forest Products – 0.8%

Boise Cascade Co.	63,762	1,706,271

Clearwater Paper Corp.*	28,973	564,394

Neenah, Inc.	8,960	576,666

PH Glatfelter Co.	13,858	195,675

Schweitzer-Mauduit International, Inc.	49,174	1,904,017

Verso Corp. Class A*	59,489	1,274,254

Total Paper & Forest Products		6,221,277

Personal Products – 0.3%

elf Beauty, Inc.*	23,566	249,799

Inter Parfums, Inc.	12,524	950,196

Lifevantage Corp.*	8,676	123,980

Medifast, Inc.	5,547	707,520

Natural Health Trends Corp.(a)	27,998	362,854

Total Personal Products		2,394,349

Pharmaceuticals – 0.8%

ANI Pharmaceuticals, Inc.*	4,205	296,621

Corcept Therapeutics, Inc.*(a)	69,809	819,558

Innoviva, Inc.*	172,922	2,426,095

Phibro Animal Health Corp. Class A	31,870	1,051,710

Prestige Consumer Healthcare, Inc.*	33,351	997,528

Total Pharmaceuticals		5,591,512

Professional Services – 1.3%

Barrett Business Services, Inc.	8,642	668,286

BG Staffing, Inc.	11,598	253,300

CBIZ, Inc.*	50,143	1,014,894

CRA International, Inc.	5,728	289,493

Forrester Research, Inc.	5,617	271,582

GP Strategies Corp.*	16,551	201,095

Heidrick & Struggles International, Inc.	12,258	469,849

ICF International, Inc.	12,522	952,674

InnerWorkings, Inc.*	37,961	137,419

Kelly Services, Inc. Class A	56,521	1,246,853

Kforce, Inc.	27,686	972,332

Mistras Group, Inc.*	11,112	153,457

Navigant Consulting, Inc.	14,499	282,296

Resources Connection, Inc.	21,150	349,821

TrueBlue, Inc.*	45,814	1,083,043

WageWorks, Inc.*	24,003	906,353

Willdan Group, Inc.*	3,691	136,825

Total Professional Services		9,389,572

Real Estate Management & Development – 0.9%

Consolidated-Tomoka Land Co.	6,062	357,961

Five Point Holdings LLC Class A*(a)	107,781	777,101

HFF, Inc. Class A	32,933	1,572,551

Marcus & Millichap, Inc.*	27,079	1,102,928

RE/MAX Holdings, Inc. Class A	21,776	839,247

RMR Group, Inc. (The) Class A	19,854	1,210,697

St. Joe Co. (The)*	29,135	480,436

Total Real Estate Management & Development		6,340,921

Road & Rail – 0.8%

ArcBest Corp.	24,945	768,057

Covenant Transportation Group, Inc. Class A*	27,518	522,292

Heartland Express, Inc.	48,024	925,903

Marten Transport Ltd.	41,674	743,047

PAM Transportation Services, Inc.*	7,397	362,009

Saia, Inc.*	25,781	1,575,219

Universal Logistics Holdings, Inc.	38,849	764,548

US Xpress Enterprises, Inc. Class A*	14,543	96,129

USA Truck, Inc.*	9,513	137,368

Total Road & Rail		5,894,572

Semiconductors & Semiconductor Equipment – 2.0%

ACM Research, Inc. Class A*(a)	11,840	182,691

Advanced Energy Industries, Inc.*	67,576	3,357,176

Amkor Technology, Inc.*	379,696	3,242,604

Axcelis Technologies, Inc.*	38,513	774,882

AXT, Inc.*	46,598	207,361

Ceva, Inc.*	6,211	167,449

Cohu, Inc.	28,515	420,596

CyberOptics Corp.*	3,073	52,548

Diodes, Inc.*	39,543	1,372,142

FormFactor, Inc.*	26,920	433,143

Nanometrics, Inc.*	32,665	1,008,695

NVE Corp.	2,442	239,047

Photronics, Inc.*	45,437	429,380

Power Integrations, Inc.	16,249	1,136,455

Rudolph Technologies, Inc.*	34,289	781,789

Ultra Clean Holdings, Inc.*	115,206	1,192,382

Total Semiconductors & Semiconductor Equipment		14,998,340

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2019

Investments	Shares	Value

Software – 0.6%

American Software, Inc. Class A	17,669	$211,145

Appfolio, Inc. Class A*	5,002	397,159

Ebix, Inc.(a)	38,075	1,879,763

MicroStrategy, Inc. Class A*	4,242	611,908

Monotype Imaging Holdings, Inc.	3,915	77,869

Progress Software Corp.	25,155	1,116,127

QAD, Inc. Class A	1,610	69,343

SPS Commerce, Inc.*	3,238	343,422

Zix Corp.*	11,182	76,932

Total Software		4,783,668

Specialty Retail – 6.9%

Abercrombie & Fitch Co. Class A	58,363	1,599,730

America’s Car-Mart, Inc.*	8,524	778,582

Asbury Automotive Group, Inc.*	37,066	2,570,898

At Home Group, Inc.*	28,461	508,313

Bed Bath & Beyond, Inc.	460,442	7,822,910

Boot Barn Holdings, Inc.*	28,109	827,529

Buckle, Inc. (The)	78,387	1,467,405

Caleres, Inc.	46,012	1,136,036

Camping World Holdings, Inc. Class A(a)	199,236	2,771,373

Cato Corp. (The) Class A	31,029	464,814

Chico’s FAS, Inc.	207,855	887,541

Children’s Place, Inc. (The)	20,110	1,956,301

Citi Trends, Inc.	16,974	327,768

Conn’s, Inc.*	35,715	816,445

Container Store Group, Inc. (The)*	27,253	239,826

Express, Inc.*	93,380	399,666

GameStop Corp. Class A	319,621	3,247,349

Genesco, Inc.*	18,395	837,892

Group 1 Automotive, Inc.	49,733	3,217,725

Guess?, Inc.	36,282	711,127

Haverty Furniture Cos., Inc.	23,512	514,443

Hibbett Sports, Inc.*	37,022	844,472

J. Jill, Inc.(a)	101,015	554,572

Kirkland’s, Inc.*	8,386	58,954

Lithia Motors, Inc. Class A	57,446	5,328,117

Lumber Liquidators Holdings, Inc.*(a)	6,271	63,337

MarineMax, Inc.*	30,502	584,418

Office Depot, Inc.	735,756	2,670,794

Party City Holdco, Inc.*(a)	197,354	1,566,991

Shoe Carnival, Inc.(a)	16,770	570,683

Sleep Number Corp.*	25,350	1,191,450

Sonic Automotive, Inc. Class A	71,006	1,051,599

Sportsman’s Warehouse Holdings, Inc.*	69,527	333,730

Tailored Brands, Inc.(a)	120,700	946,288

Tile Shop Holdings, Inc.	32,318	182,920

Tilly’s, Inc. Class A	34,931	388,782

Vitamin Shoppe, Inc.*	37,504	264,028

Winmark Corp.	2,813	530,504

Zumiez, Inc.*	25,882	644,203

Total Specialty Retail		50,879,515

Technology Hardware, Storage & Peripherals – 0.1%

Immersion Corp.*	79,879	673,380

Textiles, Apparel & Luxury Goods – 0.9%

Crocs, Inc.*	8,177	210,558

Culp, Inc.	12,743	245,048

G-III Apparel Group Ltd.*	57,678	2,304,813

Movado Group, Inc.	21,486	781,661

Oxford Industries, Inc.	13,598	1,023,385

Superior Group of Cos., Inc.	15,999	265,903

Unifi, Inc.*	12,265	237,328

Vera Bradley, Inc.*	32,860	435,395

Vince Holding Corp.*(a)	87,184	1,081,081

Total Textiles, Apparel & Luxury Goods		6,585,172

Thrifts & Mortgage Finance – 3.6%

Axos Financial, Inc.*	63,605	1,842,001

Capitol Federal Financial, Inc.	79,522	1,061,619

Dime Community Bancshares, Inc.	39,050	731,406

Federal Agricultural Mortgage Corp. Class C	18,309	1,326,121

First Defiance Financial Corp.	18,141	521,372

Flagstar Bancorp, Inc.	67,689	2,228,322

FS Bancorp, Inc.	3,999	201,870

Home Bancorp, Inc.	9,320	309,890

HomeStreet, Inc.*	18,617	490,558

Kearny Financial Corp.	26,488	340,901

Luther Burbank Corp.	67,050	677,205

Merchants Bancorp	34,453	740,739

Meridian Bancorp, Inc.	45,765	718,053

Meta Financial Group, Inc.	27,301	537,284

NMI Holdings, Inc. Class A*	53,760	1,390,771

Northfield Bancorp, Inc.	32,098	446,162

Northwest Bancshares, Inc.	66,640	1,130,881

OceanFirst Financial Corp.	29,363	706,474

Ocwen Financial Corp.*	129,293	235,313

OP Bancorp	13,923	121,826

Oritani Financial Corp.	42,481	706,459

PCSB Financial Corp.	3,367	65,892

PennyMac Financial Services, Inc.	50,263	1,117,849

Provident Financial Services, Inc.	51,133	1,323,833

Riverview Bancorp, Inc.	20,415	149,234

Southern Missouri Bancorp, Inc.	7,269	223,885

Sterling Bancorp, Inc.	68,951	699,163

Territorial Bancorp, Inc.	8,836	237,777

Timberland Bancorp, Inc.	8,423	235,676

TrustCo Bank Corp.	90,877	705,205

United Community Financial Corp.	42,746	399,675

United Financial Bancorp, Inc.	45,544	653,556

Walker & Dunlop, Inc.	41,922	2,134,249

Waterstone Financial, Inc.	23,212	382,070

Western New England Bancorp, Inc.	18,813	173,644

WSFS Financial Corp.	40,188	1,551,257

Total Thrifts & Mortgage Finance		26,518,192

Tobacco – 0.4%

Turning Point Brands, Inc.	12,716	586,080

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (concluded)

WisdomTree U.S. SmallCap Fund (EES)

March 31, 2019

Investments	Shares	Value

Universal Corp.	28,469	$1,640,669

Vector Group Ltd.	62,818	677,806

Total Tobacco		2,904,555

Trading Companies & Distributors – 1.7%

BlueLinx Holdings, Inc.*(a)	16,200	431,568

BMC Stock Holdings, Inc.*	100,784	1,780,853

CAI International, Inc.*	50,445	1,170,324

DXP Enterprises, Inc.*	13,600	529,312

EVI Industries, Inc.(a)	1,963	74,849

GMS, Inc.*	46,276	699,693

H&E Equipment Services, Inc.	52,913	1,328,645

Herc Holdings, Inc.*	21,932	854,909

Kaman Corp.	15,054	879,756

Lawson Products, Inc.*	2,064	64,727

MRC Global, Inc.*	25,992	454,340

NOW, Inc.*	46,396	647,688

Rush Enterprises, Inc. Class A	54,739	2,288,638

Systemax, Inc.	36,976	837,137

Titan Machinery, Inc.*	5,242	81,566

Transcat, Inc.*	5,641	129,630

Willis Lease Finance Corp.*	9,217	390,709

Total Trading Companies & Distributors		12,644,344

Water Utilities – 0.3%

Artesian Resources Corp. Class A	6,494	242,032

Cadiz, Inc.*(a)	12,282	118,890

Connecticut Water Service, Inc.	4,005	274,943

Middlesex Water Co.	7,371	412,702

SJW Group	12,350	762,489

York Water Co. (The)	5,456	187,250

Total Water Utilities		1,998,306

Wireless Telecommunication Services – 0.0%

Spok Holdings, Inc.	4,256	57,967
Total United States		730,945,604

Puerto Rico – 0.4%

Banks – 0.2%

First BanCorp	160,288	1,836,900

IT Services – 0.2%

EVERTEC, Inc.	40,317	1,121,216
Total Puerto Rico		2,958,116
TOTAL COMMON STOCKS (Cost: $665,385,369)		733,903,720

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%

WisdomTree U.S. MidCap Fund(a)(b) (Cost: $1,436,142)	36,450	1,433,943

RIGHTS – 0.0%

United States – 0.0%

A. Schulman, Inc. CVR†* (Cost: $6,075)	14,030	6,075

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.7%

United States – 2.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c)
(Cost: $19,556,200)(d)	19,556,200	19,556,200

TOTAL INVESTMENTS IN SECURITIES – 102.6% (Cost: $686,383,786)		754,899,938

Other Assets less Liabilities – (2.6)%		(18,802,117)

NET ASSETS – 100.0%		$736,097,821
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $6,075, which represent less than 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $30,079,170. The Fund also had securities on loan having a total market value of $33,493 that were sold and pending settlement. The total market value of the collateral held by the Fund was $31,852,135. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,295,935.

CVR – Contingent Value Rights

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.7%

Aerospace & Defense – 0.6%

Moog, Inc. Class A	6,717	$584,043

National Presto Industries, Inc.	888	96,393

Total Aerospace & Defense		680,436

Airlines – 0.9%

Allegiant Travel Co.	6,112	791,321

Hawaiian Holdings, Inc.	13,022	341,827

Total Airlines		1,133,148

Auto Components – 3.4%

Cooper Tire & Rubber Co.	11,384	340,268

Dana, Inc.	72,039	1,277,972

LCI Industries	16,407	1,260,385

Standard Motor Products, Inc.	6,529	320,574

Tenneco, Inc. Class A	34,781	770,747

Tower International, Inc.	7,366	154,907

Total Auto Components		4,124,853

Automobiles – 0.3%

Winnebago Industries, Inc.	10,380	323,337

Banks – 5.7%

1st Source Corp.	10,150	455,836

Enterprise Financial Services Corp.	4,997	203,728

FB Financial Corp.	4,779	151,781

First Financial Bancorp	53,086	1,277,249

FNCB Bancorp, Inc.	2,911	22,415

Great Western Bancorp, Inc.	29,412	929,125

Hanmi Financial Corp.	26,103	555,211

Heartland Financial USA, Inc.	6,875	293,219

LegacyTexas Financial Group, Inc.	21,341	797,940

Live Oak Bancshares, Inc.(a)	4,849	70,844

Plumas Bancorp	1,388	31,633

Preferred Bank	5,948	267,482

ServisFirst Bancshares, Inc.	11,804	398,503

South State Corp.	14,330	979,312

Stock Yards Bancorp, Inc.	10,614	358,859

West Bancorporation, Inc.	2,755	56,973

Total Banks		6,850,110

Beverages – 0.2%

Coca-Cola Consolidated, Inc.	573	164,927

MGP Ingredients, Inc.	1,657	127,837

Total Beverages		292,764

Building Products – 1.9%

AAON, Inc.	7,613	351,569

Apogee Enterprises, Inc.	8,947	335,423

Griffon Corp.	19,992	369,452

Insteel Industries, Inc.	1,622	33,932

Simpson Manufacturing Co., Inc.	12,196	722,857

Universal Forest Products, Inc.	13,599	406,474

Total Building Products		2,219,707

Capital Markets – 7.2%

Artisan Partners Asset Management, Inc. Class A	94,167	2,370,183

B. Riley Financial, Inc.	7,457	124,457

Cohen & Steers, Inc.	29,289	1,238,046

Diamond Hill Investment Group, Inc.	3,083	431,620

Houlihan Lokey, Inc.	16,523	757,580

Moelis & Co. Class A	39,915	1,660,863

Silvercrest Asset Management Group, Inc. Class A	4,222	60,163

Virtus Investment Partners, Inc.	3,272	319,184

Waddell & Reed Financial, Inc. Class A	72,961	1,261,496

Westwood Holdings Group, Inc.	11,169	393,931

Total Capital Markets		8,617,523

Chemicals – 7.2%

Balchem Corp.	2,891	268,285

Cabot Corp.	30,672	1,276,875

Chase Corp.	1,294	119,747

FutureFuel Corp.	11,330	151,822

H.B. Fuller Co.	13,089	636,649

Innophos Holdings, Inc.	26,479	798,077

Innospec, Inc.	5,591	466,010

Kronos Worldwide, Inc.	121,023	1,696,743

Minerals Technologies, Inc.	2,460	144,623

PolyOne Corp.	36,742	1,076,908

Quaker Chemical Corp.	1,747	349,977

Sensient Technologies Corp.	17,889	1,212,695

Stepan Co.	4,929	431,386

Total Chemicals		8,629,797

Commercial Services & Supplies – 7.9%

ABM Industries, Inc.	28,677	1,042,409

ACCO Brands Corp.	58,245	498,577

Brady Corp. Class A	16,300	756,483

Deluxe Corp.	21,635	945,882

Ennis, Inc.	21,340	443,018

Herman Miller, Inc.	24,348	856,563

HNI Corp.	23,522	853,613

Interface, Inc.	17,220	263,810

Kimball International, Inc. Class B	12,776	180,653

Knoll, Inc.	27,126	512,953

Matthews International Corp. Class A	10,070	372,087

McGrath RentCorp	10,100	571,357

Mobile Mini, Inc.	22,019	747,325

Multi-Color Corp.	1,600	79,824

Steelcase, Inc. Class A	52,469	763,424

U.S. Ecology, Inc.	3,891	217,818

UniFirst Corp.	796	122,186

Viad Corp.	2,811	158,231

VSE Corp.	1,821	57,507

Total Commercial Services & Supplies		9,443,720

Communications Equipment – 1.1%

InterDigital, Inc.	11,422	753,624

Plantronics, Inc.	11,092	511,452

Total Communications Equipment		1,265,076

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2019

Investments	Shares	Value

Construction & Engineering – 1.9%

Argan, Inc.	6,338	$316,583

Comfort Systems USA, Inc.	4,798	251,367

KBR, Inc.	45,085	860,673

Primoris Services Corp.	9,007	186,265

Valmont Industries, Inc.	4,643	604,054

Total Construction & Engineering		2,218,942

Construction Materials – 0.0%

United States Lime & Minerals, Inc.	705	54,370

Containers & Packaging – 1.8%

Greif, Inc. Class A	17,527	722,989

Owens-Illinois, Inc.	30,815	584,868

Silgan Holdings, Inc.	30,068	890,915

Total Containers & Packaging		2,198,772

Distributors – 0.5%

Core-Mark Holding Co., Inc.	13,647	506,713

Weyco Group, Inc.	4,301	133,159

Total Distributors		639,872

Diversified Consumer Services – 0.1%

Carriage Services, Inc.	6,450	124,162

Electric Utilities – 1.4%

MGE Energy, Inc.	11,913	809,726

Otter Tail Corp.	17,584	876,035

Total Electric Utilities		1,685,761

Electrical Equipment – 0.3%

Allied Motion Technologies, Inc.	314	10,795

AZZ, Inc.	6,718	274,968

Encore Wire Corp.	625	35,763

Total Electrical Equipment		321,526

Electronic Equipment, Instruments & Components – 1.3%

Badger Meter, Inc.	5,405	300,734

CTS Corp.	3,442	101,092

KEMET Corp.	11,258	191,048

Methode Electronics, Inc.	12,217	351,605

MTS Systems Corp.	8,069	439,438

PC Connection, Inc.	5,113	187,494

Total Electronic Equipment, Instruments & Components		1,571,411

Entertainment – 0.2%

Marcus Corp. (The)	4,803	192,360

Equity Real Estate Investment Trusts (REITs) – 4.0%

Brookfield Property REIT, Inc. Class A	139,695	2,862,350

PotlatchDeltic Corp.	50,210	1,897,436

Total Equity Real Estate Investment Trusts (REITs)		4,759,786

Food & Staples Retailing – 0.8%

Ingles Markets, Inc. Class A	5,422	149,756

PriceSmart, Inc.	5,847	344,271

Weis Markets, Inc.	12,266	500,575

Total Food & Staples Retailing		994,602

Food Products – 1.1%

Calavo Growers, Inc.	3,458	289,953

J&J Snack Foods Corp.	3,694	586,755

John B. Sanfilippo & Son, Inc.	1,352	97,168

Limoneira Co.	3,630	85,414

Tootsie Roll Industries, Inc.(a)	6,886	256,423

Total Food Products		1,315,713

Gas Utilities – 0.4%

Chesapeake Utilities Corp.	4,388	400,229

RGC Resources, Inc.	2,219	58,826

Total Gas Utilities		459,055

Health Care Equipment & Supplies – 1.0%

Atrion Corp.	218	191,552

CONMED Corp.	5,970	496,585

LeMaitre Vascular, Inc.	3,715	115,165

Meridian Bioscience, Inc.	20,460	360,301

Utah Medical Products, Inc.	849	74,924

Total Health Care Equipment & Supplies		1,238,527

Health Care Providers & Services – 1.7%

Ensign Group, Inc. (The)	3,713	190,068

Patterson Cos., Inc.	77,356	1,690,229

U.S. Physical Therapy, Inc.	1,802	189,264

Total Health Care Providers & Services		2,069,561

Health Care Technology – 0.1%

Simulations Plus, Inc.	3,713	78,381

Hotels, Restaurants & Leisure – 2.6%

BBX Capital Corp.	9,575	56,684

BJ’s Restaurants, Inc.	3,104	146,757

Bloomin’ Brands, Inc.	30,465	623,009

Boyd Gaming Corp.	18,918	517,596

Cheesecake Factory, Inc. (The)	22,665	1,108,772

Dave & Buster’s Entertainment, Inc.	8,618	429,780

RCI Hospitality Holdings, Inc.	735	16,883

Ruth’s Hospitality Group, Inc.	10,174	260,353

Total Hotels, Restaurants & Leisure		3,159,834

Household Durables – 2.3%

Bassett Furniture Industries, Inc.	4,368	71,679

Ethan Allen Interiors, Inc.	18,308	350,232

Flexsteel Industries, Inc.	5,028	116,599

Hooker Furniture Corp.	4,032	116,243

KB Home	7,110	171,849

La-Z-Boy, Inc.	15,974	526,982

Lifetime Brands, Inc.	3,696	34,927

MDC Holdings, Inc.	45,279	1,315,808

Total Household Durables		2,704,319

Household Products – 0.5%

Oil-Dri Corp. of America	3,108	96,783

WD-40 Co.	2,799	474,263

Total Household Products		571,046

Independent Power & Renewable Electricity Producers – 0.3%

Ormat Technologies, Inc.	6,215	342,757

Industrial Conglomerates – 0.3%

Raven Industries, Inc.	8,053	308,994

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2019

Investments	Shares	Value

Insurance – 1.4%

AMERISAFE, Inc.	4,767	$283,160

Employers Holdings, Inc.	10,376	416,181

HCI Group, Inc.	4,475	191,217

Independence Holding Co.	1,881	66,305

Investors Title Co.	296	46,738

Kingstone Cos., Inc.	3,822	56,336

Kinsale Capital Group, Inc.	1,743	119,518

United Insurance Holdings Corp.	9,956	158,301

Universal Insurance Holdings, Inc.	9,516	294,996

Total Insurance		1,632,752

Internet & Direct Marketing Retail – 0.3%

PetMed Express, Inc.(a)	16,635	378,945

IT Services – 2.4%

CSG Systems International, Inc.	14,136	597,953

Hackett Group, Inc. (The)	10,219	161,460

NIC, Inc.	29,090	497,148

Science Applications International Corp.	13,060	1,004,967

TTEC Holdings, Inc.	15,786	571,927

Total IT Services		2,833,455

Leisure Products – 0.5%

Callaway Golf Co.	4,011	63,895

Johnson Outdoors, Inc. Class A	1,357	96,836

Marine Products Corp.	12,311	165,829

Sturm Ruger & Co., Inc.	4,686	248,452

Total Leisure Products		575,012

Machinery – 7.2%

Alamo Group, Inc.	1,119	111,833

Albany International Corp. Class A	4,679	334,970

Altra Industrial Motion Corp.	26,980	837,729

Briggs & Stratton Corp.	28,463	336,717

Douglas Dynamics, Inc.	10,739	408,834

EnPro Industries, Inc.	5,102	328,824

ESCO Technologies, Inc.	1,994	133,658

Federal Signal Corp.	15,074	391,773

Franklin Electric Co., Inc.	8,818	450,512

Global Brass & Copper Holdings, Inc.	4,638	159,733

Gorman-Rupp Co. (The)	6,840	232,150

Greenbrier Cos., Inc. (The)	12,790	412,222

Hillenbrand, Inc.	20,985	871,507

Hyster-Yale Materials Handling, Inc.	4,085	254,741

John Bean Technologies Corp.	2,891	265,654

Kadant, Inc.	1,814	159,559

Lindsay Corp.	2,208	213,712

Miller Industries, Inc.	4,858	149,869

Mueller Industries, Inc.	15,436	483,764

Mueller Water Products, Inc. Class A	51,548	517,542

Omega Flex, Inc.	2,943	223,079

Park-Ohio Holdings Corp.	3,218	104,199

REV Group, Inc.	21,125	231,319

Standex International Corp.	2,383	174,912

Sun Hydraulics Corp.	5,020	233,480

Tennant Co.	4,727	293,499

Wabash National Corp.	21,997	298,059

Total Machinery		8,613,850

Marine – 0.5%

Matson, Inc.	16,602	599,166

Media – 5.0%

Entercom Communications Corp. Class A	132,569	695,987

Entravision Communications Corp. Class A	77,233	250,235

John Wiley & Sons, Inc. Class A	21,827	965,190

Meredith Corp.	27,687	1,529,984

Saga Communications, Inc. Class A	716	23,764

Sinclair Broadcast Group, Inc. Class A	34,307	1,320,133

TEGNA, Inc.	81,935	1,155,284

Total Media		5,940,577

Metals & Mining – 2.6%

Carpenter Technology Corp.	17,216	789,354

Commercial Metals Co.	55,385	945,976

Materion Corp.	3,129	178,541

Schnitzer Steel Industries, Inc. Class A	13,618	326,832

Worthington Industries, Inc.	24,855	927,588

Total Metals & Mining		3,168,291

Multiline Retail – 0.9%

Big Lots, Inc.	28,586	1,086,840

Oil, Gas & Consumable Fuels – 0.2%

Evolution Petroleum Corp.	31,521	212,767

NACCO Industries, Inc. Class A	1,830	69,942

Total Oil, Gas & Consumable Fuels		282,709

Paper & Forest Products – 1.7%

Boise Cascade Co.	10,204	273,059

Neenah, Inc.	7,858	505,741

Schweitzer-Mauduit International, Inc.	34,099	1,320,313

Total Paper & Forest Products		2,099,113

Personal Products – 1.0%

Inter Parfums, Inc.	9,641	731,463

Medifast, Inc.	2,904	370,405

Natural Health Trends Corp.(a)	5,187	67,223

Total Personal Products		1,169,091

Pharmaceuticals – 0.1%

Phibro Animal Health Corp. Class A	4,602	151,866

Professional Services – 1.7%

Barrett Business Services, Inc.	2,045	158,140

CRA International, Inc.	2,337	118,112

Exponent, Inc.	8,670	500,432

ICF International, Inc.	2,536	192,939

Kelly Services, Inc. Class A	8,454	186,495

Kforce, Inc.	10,108	354,993

Korn Ferry	8,518	381,436

Navigant Consulting, Inc.	5,982	116,470

Total Professional Services		2,009,017

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

March 31, 2019

Investments	Shares	Value

Real Estate Management & Development – 0.7%

Consolidated-Tomoka Land Co.	554	$32,714

Realogy Holdings Corp.	41,173	469,372

RMR Group, Inc. (The) Class A	5,636	343,683

Total Real Estate Management & Development		845,769

Road & Rail – 1.2%

ArcBest Corp.	3,648	112,322

Heartland Express, Inc.	5,946	114,639

Marten Transport Ltd.	5,226	93,180

Schneider National, Inc. Class B	18,835	396,477

Universal Logistics Holdings, Inc.	10,111	198,984

Werner Enterprises, Inc.	13,687	467,411

Total Road & Rail		1,383,013

Semiconductors & Semiconductor Equipment – 0.3%

Power Integrations, Inc.	5,179	362,219

Software – 0.1%

Ebix, Inc.(a)	3,696	182,471

Specialty Retail – 6.4%

Buckle, Inc. (The)	43,785	819,655

Caleres, Inc.	7,275	179,620

Chico’s FAS, Inc.	127,411	544,045

Children’s Place, Inc. (The)	6,013	584,945

Designer Brands, Inc.	52,035	1,156,218

Dick’s Sporting Goods, Inc.	32,516	1,196,914

Group 1 Automotive, Inc.	6,663	431,096

Guess?, Inc.	60,392	1,183,683

Haverty Furniture Cos., Inc.	11,979	262,100

Lithia Motors, Inc. Class A	6,361	589,983

Monro, Inc.	5,912	511,506

Shoe Carnival, Inc.	2,663	90,622

Sonic Automotive, Inc. Class A	9,216	136,489

Total Specialty Retail		7,686,876

Technology Hardware, Storage & Peripherals – 0.0%

AstroNova, Inc.	1,490	30,381

Textiles, Apparel & Luxury Goods – 1.4%

Culp, Inc.	4,039	77,670

Oxford Industries, Inc.	5,595	421,080

Rocky Brands, Inc.	2,615	62,655

Steven Madden Ltd.	28,857	976,521

Superior Group of Cos., Inc.	5,524	91,809

Total Textiles, Apparel & Luxury Goods		1,629,735

Thrifts & Mortgage Finance – 1.8%

FS Bancorp, Inc.	990	49,975

Hingham Institution for Savings	267	45,927

Timberland Bancorp, Inc.	3,009	84,192

Walker & Dunlop, Inc.	12,445	633,575

Washington Federal, Inc.	37,404	1,080,601

WSFS Financial Corp.	5,923	228,628

Total Thrifts & Mortgage Finance		2,122,898

Trading Companies & Distributors – 1.9%

Applied Industrial Technologies, Inc.	13,018	774,181

H&E Equipment Services, Inc.	31,884	800,607

Kaman Corp.	6,423	375,360

Rush Enterprises, Inc. Class A	7,322	306,133

Rush Enterprises, Inc. Class B	1,929	80,111

Total Trading Companies & Distributors		2,336,392

Water Utilities – 1.2%

American States Water Co.	9,916	707,011

SJW Group	9,068	559,858

York Water Co. (The)	4,385	150,493

Total Water Utilities		1,417,362

Wireless Telecommunication Services – 0.2%

Shenandoah Telecommunications Co.	4,869	215,989
Total United States		119,344,011

Puerto Rico – 0.2%

IT Services – 0.2%

EVERTEC, Inc.	9,009	250,540
TOTAL COMMON STOCKS (Cost: $111,234,725)		119,594,551

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%

United States – 0.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(b)
(Cost: $655,204)(c)	655,204	655,204

TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $111,889,929)		120,249,755

Other Assets less Liabilities – (0.5)%		(550,436)

NET ASSETS – 100.0%		$119,699,319
(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(c)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $805,812 and the total market value of the collateral held by the Fund was $822,855. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $167,651.

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.7%

United States – 99.7%

Aerospace & Defense – 2.5%

AAR Corp.	742	$24,122

Arconic, Inc.	4,758	90,925

Boeing Co. (The)	14,491	5,527,157

BWX Technologies, Inc.	2,135	105,853

Curtiss-Wright Corp.	550	62,337

General Dynamics Corp.	6,901	1,168,201

Harris Corp.	2,897	462,680

Hexcel Corp.	520	35,963

Huntington Ingalls Industries, Inc.	819	169,697

L3 Technologies, Inc.	1,685	347,734

Lockheed Martin Corp.	9,536	2,862,326

National Presto Industries, Inc.	829	89,988

Northrop Grumman Corp.	3,137	845,735

Raytheon Co.	6,200	1,128,896

Triumph Group, Inc.	7,043	134,240

United Technologies Corp.	24,140	3,111,405

Total Aerospace & Defense		16,167,259

Air Freight & Logistics – 0.7%

C.H. Robinson Worldwide, Inc.	3,575	310,989

Expeditors International of Washington, Inc.	3,541	268,762

FedEx Corp.	3,819	692,805

Forward Air Corp.	543	35,148

United Parcel Service, Inc. Class B	28,843	3,222,917

Total Air Freight & Logistics		4,530,621

Airlines – 0.3%

Alaska Air Group, Inc.	1,807	101,409

Allegiant Travel Co.	710	91,924

American Airlines Group, Inc.	8,327	264,466

Delta Air Lines, Inc.	21,140	1,091,881

Hawaiian Holdings, Inc.	818	21,472

Southwest Airlines Co.	6,266	325,268

Total Airlines		1,896,420

Auto Components – 0.2%

BorgWarner, Inc.	5,299	203,535

Dana, Inc.	12,278	217,812

Gentex Corp.	6,612	136,736

Goodyear Tire & Rubber Co. (The)	10,235	185,765

LCI Industries	1,442	110,774

Lear Corp.	1,429	193,930

Tenneco, Inc. Class A	5,090	112,794

Total Auto Components		1,161,346

Automobiles – 0.9%

Ford Motor Co.	317,965	2,791,733

General Motors Co.	67,859	2,517,569

Harley-Davidson, Inc.	9,658	344,404

Thor Industries, Inc.	3,057	190,665

Total Automobiles		5,844,371

Banks – 8.7%

Associated Banc-Corp.	4,443	94,858

Banc of California, Inc.	6,776	93,780

BancorpSouth Bank	3,095	87,341

Bank of America Corp.	265,403	7,322,469

Bank of Marin Bancorp	2,290	93,180

Bank OZK	12,046	349,093

BankUnited, Inc.	6,426	214,628

BB&T Corp.	27,703	1,289,021

Berkshire Hills Bancorp, Inc.	3,595	97,928

BOK Financial Corp.	2,520	205,506

Boston Private Financial Holdings, Inc.	7,823	85,740

Cadence BanCorp	14,266	264,634

Cathay General Bancorp	4,562	154,697

Chemical Financial Corp.	4,614	189,912

CIT Group, Inc.	6,157	295,351

Citigroup, Inc.	91,174	5,672,846

Citizens & Northern Corp.	4,337	108,598

Citizens Financial Group, Inc.	21,106	685,945

Columbia Banking System, Inc.	2,944	96,239

Comerica, Inc.	6,229	456,710

Commerce Bancshares, Inc.	1,719	99,805

Community Bank System, Inc.	2,024	120,974

ConnectOne Bancorp, Inc.	3,857	75,983

Cullen/Frost Bankers, Inc.	2,234	216,854

CVB Financial Corp.	4,998	105,208

East West Bancorp, Inc.	3,738	179,312

Fifth Third Bancorp	26,393	665,634

First Financial Bancorp	2,134	51,344

First Financial Bankshares, Inc.	1,429	82,568

First Hawaiian, Inc.	11,134	290,041

First Horizon National Corp.	20,631	288,421

First Republic Bank	1,629	163,649

Flushing Financial Corp.	1,149	25,198

FNB Corp.	31,040	329,024

Fulton Financial Corp.	7,622	117,989

Glacier Bancorp, Inc.	3,467	138,923

Great Southern Bancorp, Inc.	2,308	119,785

Great Western Bancorp, Inc.	2,726	86,114

Guaranty Bancshares, Inc.	2,212	64,635

Hancock Whitney Corp.	5,516	222,846

Hanmi Financial Corp.	6,202	131,917

Hilltop Holdings, Inc.	5,666	103,405

Home BancShares, Inc.	12,502	219,660

Hope Bancorp, Inc.	20,611	269,592

Huntington Bancshares, Inc.	50,225	636,853

Iberiabank Corp.	1,994	142,990

Independent Bank Corp.	452	36,617

International Bancshares Corp.	2,361	89,789

Investors Bancorp, Inc.	18,606	220,481

JPMorgan Chase & Co.	118,301	11,975,610

KeyCorp	54,155	852,941

Lakeland Bancorp, Inc.	2,676	39,953

M&T Bank Corp.	3,226	506,547

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2019

Investments	Shares	Value

Midland States Bancorp, Inc.	4,726	$113,708

Old National Bancorp	7,752	127,133

Opus Bank	3,801	75,260

PacWest Bancorp	15,638	588,145

Park National Corp.	1,129	106,973

People’s United Financial, Inc.	23,927	393,360

Pinnacle Financial Partners, Inc.	2,330	127,451

PNC Financial Services Group, Inc. (The)	15,379	1,886,388

Prosperity Bancshares, Inc.	2,317	160,012

Regions Financial Corp.	48,634	688,171

Renasant Corp.	3,118	105,544

Republic Bancorp, Inc. Class A	1,577	70,523

S&T Bancorp, Inc.	2,666	105,387

Signature Bank	1,310	167,772

South State Corp.	2,556	174,677

Sterling Bancorp	10,942	203,849

SunTrust Banks, Inc.	18,152	1,075,506

Synovus Financial Corp.	8,006	275,086

TCF Financial Corp.	4,802	99,353

U.S. Bancorp	50,423	2,429,884

UMB Financial Corp.	1,592	101,952

Umpqua Holdings Corp.	14,717	242,831

United Bankshares, Inc.	6,457	234,002

United Community Banks, Inc.	3,638	90,695

Unity Bancorp, Inc.	1,915	36,155

Valley National Bancorp	21,003	201,209

Webster Financial Corp.	1,588	80,464

Wells Fargo & Co.	194,675	9,406,696

Zions Bancorp NA	5,377	244,170

Total Banks		56,141,494

Beverages – 2.4%

Brown-Forman Corp. Class A	4,275	218,752

Brown-Forman Corp. Class B	4,201	221,729

Coca-Cola Co. (The)	155,839	7,302,615

Constellation Brands, Inc. Class A	2,375	416,409

Keurig Dr Pepper, Inc.	29,927	837,058

Molson Coors Brewing Co. Class B	5,979	356,647

PepsiCo, Inc.	52,285	6,407,527

Total Beverages		15,760,737

Biotechnology – 2.2%

AbbVie, Inc.	85,311	6,875,213

Amgen, Inc.	20,617	3,916,818

Gilead Sciences, Inc.	49,494	3,217,605

Total Biotechnology		14,009,636

Building Products – 0.2%

A.O. Smith Corp.	4,367	232,849

Fortune Brands Home & Security, Inc.	4,947	235,527

Griffon Corp.	6,678	123,409

Lennox International, Inc.	683	180,585

Masco Corp.	6,813	267,819

Owens Corning	4,275	201,438

Total Building Products		1,241,627

Capital Markets – 3.1%

Affiliated Managers Group, Inc.	2,022	216,576

Ameriprise Financial, Inc.	5,561	712,364

Ares Management Corp. Class A	5,125	118,951

Artisan Partners Asset Management, Inc. Class A	11,687	294,162

Bank of New York Mellon Corp. (The)	24,039	1,212,287

BGC Partners, Inc. Class A	56,289	298,895

BlackRock, Inc.	5,632	2,406,948

CBOE Global Markets, Inc.	1,631	155,663

Charles Schwab Corp. (The)	17,781	760,316

CME Group, Inc.	7,117	1,171,316

Cohen & Steers, Inc.	3,951	167,009

E*TRADE Financial Corp.	1,908	88,588

Eaton Vance Corp.	7,198	290,151

Evercore, Inc. Class A	1,210	110,110

FactSet Research Systems, Inc.	696	172,796

Federated Investors, Inc. Class B	7,105	208,248

Franklin Resources, Inc.	19,068	631,914

Goldman Sachs Group, Inc. (The)	8,108	1,556,655

Intercontinental Exchange, Inc.	7,591	577,979

KKR & Co., Inc. Class A	14,903	350,071

Legg Mason, Inc.	9,633	263,655

LPL Financial Holdings, Inc.	2,848	198,363

MarketAxess Holdings, Inc.	160	39,373

Moelis & Co. Class A	3,911	162,737

Moody’s Corp.	2,772	501,981

Morgan Stanley	59,605	2,515,331

MSCI, Inc.	1,532	304,623

Nasdaq, Inc.	3,739	327,125

Northern Trust Corp.	4,607	416,519

Raymond James Financial, Inc.	2,401	193,064

S&P Global, Inc.	3,257	685,761

SEI Investments Co.	2,629	137,365

Silvercrest Asset Management Group, Inc. Class A	2,012	28,671

State Street Corp.	13,449	885,079

Stifel Financial Corp.	1,932	101,932

T. Rowe Price Group, Inc.	7,290	729,875

TD Ameritrade Holding Corp.	13,678	683,763

Virtu Financial, Inc. Class A	6,636	157,605

Waddell & Reed Financial, Inc. Class A	7,879	136,228

Westwood Holdings Group, Inc.	2,341	82,567

Total Capital Markets		20,052,616

Chemicals – 1.7%

Air Products & Chemicals, Inc.	6,351	1,212,787

Albemarle Corp.(a)	2,233	183,061

Ashland Global Holdings, Inc.	1,040	81,255

Cabot Corp.	2,256	93,917

Celanese Corp.	2,863	282,320

CF Industries Holdings, Inc.	6,927	283,176

Chemours Co. (The)	8,025	298,209

DowDuPont, Inc.	74,400	3,966,264

Eastman Chemical Co.	5,262	399,281

Ecolab, Inc.	3,912	690,624

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2019

Investments	Shares	Value

FMC Corp.	2,011	$154,485

Hawkins, Inc.	1,679	61,838

Huntsman Corp.	12,844	288,862

Innophos Holdings, Inc.	3,753	113,115

International Flavors & Fragrances, Inc.	2,174	279,989

Kronos Worldwide, Inc.	13,089	183,508

Mosaic Co. (The)	1,737	47,437

Olin Corp.	10,740	248,524

PolyOne Corp.	3,918	114,837

PPG Industries, Inc.	4,619	521,346

Quaker Chemical Corp.	209	41,869

Rayonier Advanced Materials, Inc.	2,609	35,378

RPM International, Inc.	4,067	236,049

Scotts Miracle-Gro Co. (The)	2,324	182,620

Sensient Technologies Corp.	1,326	89,889

Sherwin-Williams Co. (The)	1,108	477,227

Valhi, Inc.	35,496	81,996

Valvoline, Inc.	6,598	122,459

W.R. Grace & Co.	1,542	120,338

Westlake Chemical Corp.	2,659	180,440

Total Chemicals		11,073,100

Commercial Services & Supplies – 0.6%

ABM Industries, Inc.	3,644	132,459

ACCO Brands Corp.	11,777	100,811

ADT, Inc.(a)	25,903	165,520

Cintas Corp.	1,538	310,845

Covanta Holding Corp.	7,172	124,147

Deluxe Corp.	2,200	96,184

Healthcare Services Group, Inc.	2,737	90,294

HNI Corp.	2,353	85,390

Interface, Inc.	5,833	89,362

KAR Auction Services, Inc.	4,697	241,003

LSC Communications, Inc.	12,302	80,332

McGrath RentCorp	1,017	57,532

MSA Safety, Inc.	1,763	182,294

Quad/Graphics, Inc.	5,415	64,439

Republic Services, Inc.	8,682	697,859

Rollins, Inc.	5,020	208,932

UniFirst Corp.	191	29,319

Waste Management, Inc.	11,051	1,148,310

Total Commercial Services & Supplies		3,905,032

Communications Equipment – 1.4%

ADTRAN, Inc.	7,237	99,147

Cisco Systems, Inc.	155,303	8,384,809

Juniper Networks, Inc.	9,551	252,815

Motorola Solutions, Inc.	4,289	602,261

Total Communications Equipment		9,339,032

Construction & Engineering – 0.1%

Fluor Corp.	4,904	180,467

Jacobs Engineering Group, Inc.	1,172	88,123

KBR, Inc.	2,939	56,105

Total Construction & Engineering		324,695

Construction Materials – 0.0%

Martin Marietta Materials, Inc.	550	110,649

Vulcan Materials Co.	697	82,525

Total Construction Materials		193,174

Consumer Finance – 0.7%

Ally Financial, Inc.	10,904	299,751

American Express Co.	14,804	1,618,077

Capital One Financial Corp.	9,468	773,441

Discover Financial Services	7,385	525,517

Navient Corp.	6,622	76,616

Nelnet, Inc. Class A	783	43,120

Santander Consumer USA Holdings, Inc.	16,644	351,688

Synchrony Financial	28,924	922,675

Total Consumer Finance		4,610,885

Containers & Packaging – 0.6%

AptarGroup, Inc.	1,598	170,011

Avery Dennison Corp.	2,221	250,973

Ball Corp.	5,706	330,149

Bemis Co., Inc.	3,423	189,908

Graphic Packaging Holding Co.	12,331	155,741

Greif, Inc. Class B	2,179	106,531

International Paper Co.	21,841	1,010,583

Myers Industries, Inc.	1,854	31,722

Owens-Illinois, Inc.	4,774	90,611

Packaging Corp. of America	3,610	358,762

Sealed Air Corp.	4,666	214,916

Sonoco Products Co.	4,278	263,225

WestRock Co.	12,977	497,668

Total Containers & Packaging		3,670,800

Distributors – 0.1%

Genuine Parts Co.	4,866	545,138

Pool Corp.	812	133,956

Weyco Group, Inc.	2,037	63,065

Total Distributors		742,159

Diversified Consumer Services – 0.1%

H&R Block, Inc.	8,231	197,050

Service Corp. International	5,405	217,011

Total Diversified Consumer Services		414,061

Diversified Financial Services – 0.1%

AXA Equitable Holdings, Inc.	18,291	368,381

Jefferies Financial Group, Inc.	14,478	272,041

Total Diversified Financial Services		640,422

Diversified Telecommunication Services – 4.8%

AT&T, Inc.	543,940	17,057,958

CenturyLink, Inc.	134,342	1,610,760

Cogent Communications Holdings, Inc.	6,063	328,918

Consolidated Communications Holdings, Inc.	8,259	90,106

Verizon Communications, Inc.	201,731	11,928,354

Total Diversified Telecommunication Services		31,016,096

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2019

Investments	Shares	Value

Electric Utilities – 3.2%

ALLETE, Inc.	2,399	$197,270

Alliant Energy Corp.	8,184	385,712

American Electric Power Co., Inc.	19,270	1,613,862

Avangrid, Inc.	13,775	693,571

Duke Energy Corp.	33,385	3,004,650

Edison International	11,925	738,396

El Paso Electric Co.	2,074	121,993

Entergy Corp.	8,524	815,150

Evergy, Inc.	9,778	567,613

Eversource Energy	11,524	817,628

Exelon Corp.	36,964	1,853,005

FirstEnergy Corp.	20,131	837,651

Hawaiian Electric Industries, Inc.	5,066	206,541

IDACORP, Inc.	1,942	193,307

NextEra Energy, Inc.	13,526	2,614,846

OGE Energy Corp.	8,782	378,680

Otter Tail Corp.	3,106	154,741

Pinnacle West Capital Corp.	4,177	399,237

PNM Resources, Inc.	3,958	187,372

Portland General Electric Co.	3,360	174,182

PPL Corp.	32,927	1,045,103

Southern Co. (The)	52,131	2,694,130

Xcel Energy, Inc.	17,575	987,891

Total Electric Utilities		20,682,531

Electrical Equipment – 0.4%

AMETEK, Inc.	2,284	189,503

Emerson Electric Co.	22,225	1,521,746

GrafTech International Ltd.	8,871	113,460

Hubbell, Inc.	2,388	281,736

Rockwell Automation, Inc.	3,160	554,454

Total Electrical Equipment		2,660,899

Electronic Equipment, Instruments & Components – 0.4%

Amphenol Corp. Class A	3,441	324,968

Avnet, Inc.	2,400	104,088

AVX Corp.	8,003	138,772

CDW Corp.	2,404	231,674

Corning, Inc.	23,007	761,532

FLIR Systems, Inc.	3,185	151,542

Jabil, Inc.	4,264	113,380

Littelfuse, Inc.	159	29,014

Methode Electronics, Inc.	2,926	84,210

National Instruments Corp.	3,793	168,257

SYNNEX Corp.	2,658	253,547

Total Electronic Equipment, Instruments & Components		2,360,984

Energy Equipment & Services – 0.3%

Archrock, Inc.	7,686	75,169

Baker Hughes a GE Co.	21,531	596,839

Halliburton Co.	25,559	748,879

Helmerich & Payne, Inc.	4,837	268,744

National Oilwell Varco, Inc.	3,389	90,283

Patterson-UTI Energy, Inc.	5,935	83,209

RPC, Inc.	12,494	142,556

U.S. Silica Holdings, Inc.	6,734	116,902

Total Energy Equipment & Services		2,122,581

Entertainment – 0.7%

Activision Blizzard, Inc.	4,643	211,396

AMC Entertainment Holdings, Inc. Class A(a)	6,264	93,020

Cinemark Holdings, Inc.	4,960	198,350

Marcus Corp. (The)	1,131	45,297

Viacom, Inc. Class A	7,582	246,036

Viacom, Inc. Class B	4,678	131,312

Walt Disney Co. (The)	29,575	3,283,712

Total Entertainment		4,209,123

Equity Real Estate Investment Trusts (REITs) – 7.9%

Acadia Realty Trust	5,108	139,295

Alexandria Real Estate Equities, Inc.	2,958	421,692

American Assets Trust, Inc.	2,969	136,158

American Campus Communities, Inc.	6,560	312,125

American Finance Trust, Inc.	10,033	108,356

American Homes 4 Rent Class A	5,321	120,893

American Tower Corp.	11,078	2,183,031

Americold Realty Trust	5,135	156,669

Apartment Investment & Management Co. Class A	6,006	302,042

Apple Hospitality REIT, Inc.	10,308	168,020

Ashford Hospitality Trust, Inc.	23,231	110,347

AvalonBay Communities, Inc.	5,430	1,089,964

Boston Properties, Inc.	4,592	614,777

Brandywine Realty Trust	9,310	147,657

Brixmor Property Group, Inc.	12,141	223,030

Brookfield Property REIT, Inc. Class A	21,075	431,827

Camden Property Trust	3,946	400,519

CatchMark Timber Trust, Inc. Class A	11,305	111,015

CBL & Associates Properties, Inc.(a)	67,850	105,168

Cedar Realty Trust, Inc.	30,987	105,356

Chatham Lodging Trust	8,011	154,132

Chesapeake Lodging Trust	4,291	119,333

Columbia Property Trust, Inc.	6,246	140,597

Community Healthcare Trust, Inc.	3,818	137,028

CoreCivic, Inc.	9,493	184,639

CorePoint Lodging, Inc.	9,406	105,065

CoreSite Realty Corp.	1,322	141,480

Corporate Office Properties Trust	3,960	108,108

Cousins Properties, Inc.	16,252	156,994

Crown Castle International Corp.	19,766	2,530,048

CubeSmart	7,532	241,325

CyrusOne, Inc.	3,714	194,762

DiamondRock Hospitality Co.	11,928	129,180

Digital Realty Trust, Inc.	8,878	1,056,482

Douglas Emmett, Inc.	5,414	218,834

Duke Realty Corp.	13,447	411,209

Easterly Government Properties, Inc.	5,687	102,423

EastGroup Properties, Inc.	2,094	233,774

Empire State Realty Trust, Inc. Class A	10,268	162,234

EPR Properties	5,019	385,961

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2019

Investments	Shares	Value

Equinix, Inc.	1,818	$823,845

Equity LifeStyle Properties, Inc.	2,839	324,498

Equity Residential	13,357	1,006,049

Essex Property Trust, Inc.	2,276	658,310

Extra Space Storage, Inc.	6,339	646,007

Federal Realty Investment Trust	2,602	358,686

First Industrial Realty Trust, Inc.	4,588	162,232

Gaming and Leisure Properties, Inc.	19,908	767,852

GEO Group, Inc. (The)	11,935	229,152

Gladstone Commercial Corp.	4,079	84,721

Global Net Lease, Inc.	7,305	138,064

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,065	104,227

HCP, Inc.	25,700	804,410

Healthcare Realty Trust, Inc.	5,669	182,032

Healthcare Trust of America, Inc. Class A	9,293	265,687

Hersha Hospitality Trust	3,794	65,029

Highwoods Properties, Inc.	3,336	156,058

Hospitality Properties Trust	14,864	391,072

Host Hotels & Resorts, Inc.	26,488	500,623

Hudson Pacific Properties, Inc.	6,125	210,822

Independence Realty Trust, Inc.	9,137	98,588

Industrial Logistics Properties Trust	8,772	176,931

Investors Real Estate Trust	2,449	146,720

Invitation Homes, Inc.	9,896	240,770

Iron Mountain, Inc.	24,413	865,685

iStar, Inc.	10,298	86,709

JBG SMITH Properties	3,858	159,528

Kilroy Realty Corp.	2,570	195,217

Kimco Realty Corp.	21,612	399,822

Kite Realty Group Trust	8,998	143,878

Lamar Advertising Co. Class A	4,754	376,802

Lexington Realty Trust	20,785	188,312

Liberty Property Trust	9,043	437,862

Life Storage, Inc.	3,219	313,112

LTC Properties, Inc.	2,987	136,805

Macerich Co. (The)	4,464	193,514

Mack-Cali Realty Corp.	4,263	94,639

MedEquities Realty Trust, Inc.	20,025	222,878

Medical Properties Trust, Inc.	33,704	623,861

Mid-America Apartment Communities, Inc.	4,393	480,287

National Health Investors, Inc.	2,582	202,816

National Retail Properties, Inc.	8,905	493,248

New Senior Investment Group, Inc.	29,996	163,478

Office Properties Income Trust	3,203	88,531

Omega Healthcare Investors, Inc.	21,530	821,369

One Liberty Properties, Inc.	5,158	149,582

Outfront Media, Inc.	5,046	118,076

Paramount Group, Inc.	6,803	96,535

Park Hotels & Resorts, Inc.	15,590	484,537

Pebblebrook Hotel Trust	8,688	269,849

Physicians Realty Trust	12,498	235,087

Piedmont Office Realty Trust, Inc. Class A	9,719	202,641

PotlatchDeltic Corp.	1,936	73,161

Preferred Apartment Communities, Inc. Class A	5,789	85,793

Prologis, Inc.	22,635	1,628,588

PS Business Parks, Inc.	1,265	198,390

Public Storage	7,428	1,617,670

QTS Realty Trust, Inc. Class A	1,973	88,765

Rayonier, Inc.	5,781	182,217

Realty Income Corp.	15,985	1,175,857

Regency Centers Corp.	6,148	414,929

Retail Opportunity Investments Corp.	7,658	132,790

Retail Properties of America, Inc. Class A	12,398	151,132

Rexford Industrial Realty, Inc.	1,016	36,383

RLJ Lodging Trust	11,383	199,999

RPT Realty	7,265	87,253

Ryman Hospitality Properties, Inc.	3,028	249,023

Sabra Health Care REIT, Inc.	20,540	399,914

Safehold, Inc.	5,675	123,772

Saul Centers, Inc.	1,627	83,579

Senior Housing Properties Trust	42,741	503,489

Simon Property Group, Inc.	15,970	2,909,894

SL Green Realty Corp.	1,923	172,916

Spirit Realty Capital, Inc.	6,161	244,777

STAG Industrial, Inc.	6,462	191,598

STORE Capital Corp.	11,439	383,206

Sun Communities, Inc.	3,259	386,257

Tanger Factory Outlet Centers, Inc.	5,196	109,012

Taubman Centers, Inc.	2,427	128,340

UDR, Inc.	11,247	511,289

Uniti Group, Inc.	25,457	284,864

Ventas, Inc.	21,600	1,378,296

VEREIT, Inc.	86,849	726,926

VICI Properties, Inc.	25,399	555,730

Vornado Realty Trust	6,917	466,482

W.P. Carey, Inc.	10,306	807,269

Washington Prime Group, Inc.	17,290	97,689

Washington Real Estate Investment Trust	3,675	104,297

Weingarten Realty Investors	5,920	173,870

Welltower, Inc.	22,350	1,734,360

Weyerhaeuser Co.	34,711	914,288

Whitestone REIT	5,687	68,358

Xenia Hotels & Resorts, Inc.	8,361	183,190

Total Equity Real Estate Investment Trusts (REITs)		51,054,206

Food & Staples Retailing – 1.8%

Casey’s General Stores, Inc.	469	60,393

Costco Wholesale Corp.	5,520	1,336,613

Kroger Co. (The)	15,756	387,598

Sysco Corp.	15,186	1,013,818

Walgreens Boots Alliance, Inc.	24,753	1,566,122

Walmart, Inc.	76,327	7,444,172

Weis Markets, Inc.	1,479	60,358

Total Food & Staples Retailing		11,869,074

Food Products – 1.9%

Alico, Inc.	970	26,394

Archer-Daniels-Midland Co.	19,902	858,373

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2019

Investments	Shares	Value

B&G Foods, Inc.(a)	5,024	$122,686

Calavo Growers, Inc.	437	36,642

Campbell Soup Co.	13,090	499,122

Conagra Brands, Inc.	18,536	514,189

Flowers Foods, Inc.	8,900	189,748

General Mills, Inc.	35,748	1,849,959

Hershey Co. (The)	4,698	539,471

Hormel Foods Corp.	13,596	608,557

Ingredion, Inc.	1,935	183,225

J&J Snack Foods Corp.	212	33,674

J.M. Smucker Co. (The)	4,008	466,932

Kellogg Co.	12,446	714,151

Kraft Heinz Co. (The)	74,497	2,432,327

Lamb Weston Holdings, Inc.	1,753	131,370

Lancaster Colony Corp.	819	128,329

McCormick & Co., Inc. Non-Voting Shares	3,560	536,243

Mondelez International, Inc. Class A	40,106	2,002,092

Tyson Foods, Inc. Class A	8,709	604,666

Total Food Products		12,478,150

Gas Utilities – 0.2%

Atmos Energy Corp.	3,085	317,539

National Fuel Gas Co.	3,092	188,488

New Jersey Resources Corp.	2,500	124,475

Northwest Natural Holding Co.	2,097	137,626

ONE Gas, Inc.	1,749	155,714

South Jersey Industries, Inc.	3,081	98,808

Southwest Gas Holdings, Inc.	1,079	88,759

Spire, Inc.	2,287	188,197

UGI Corp.	4,382	242,850

Total Gas Utilities		1,542,456

Health Care Equipment & Supplies – 1.1%

Abbott Laboratories	36,869	2,947,308

Baxter International, Inc.	6,750	548,843

Becton, Dickinson and Co.	4,011	1,001,667

Danaher Corp.	4,920	649,538

Meridian Bioscience, Inc.	4,589	80,812

ResMed, Inc.	3,206	333,328

Stryker Corp.	5,093	1,005,969

Teleflex, Inc.	425	128,418

Zimmer Biomet Holdings, Inc.	1,770	226,029

Total Health Care Equipment & Supplies		6,921,912

Health Care Providers & Services – 1.4%

AmerisourceBergen Corp.	5,388	428,454

Anthem, Inc.	4,106	1,178,340

Cardinal Health, Inc.	7,128	343,213

Chemed Corp.	209	66,894

CVS Health Corp.	39,062	2,106,614

Encompass Health Corp.	3,112	181,741

HCA Healthcare, Inc.	2,365	308,349

Humana, Inc.	1,032	274,512

McKesson Corp.	1,460	170,907

Quest Diagnostics, Inc.	3,411	306,717

UnitedHealth Group, Inc.	15,842	3,917,093

Total Health Care Providers & Services		9,282,834

Hotels, Restaurants & Leisure – 2.3%

Aramark	2,692	79,549

Brinker International, Inc.	2,049	90,935

Choice Hotels International, Inc.	1,292	100,440

Churchill Downs, Inc.	813	73,381

Cracker Barrel Old Country Store, Inc.	833	134,621

Darden Restaurants, Inc.	4,124	500,942

Dine Brands Global, Inc.	2,583	235,802

Domino’s Pizza, Inc.	629	162,345

Dunkin’ Brands Group, Inc.	2,601	195,335

Hilton Worldwide Holdings, Inc.	3,918	325,625

Jack in the Box, Inc.	359	29,100

Las Vegas Sands Corp.	49,060	2,990,698

Marriott International, Inc. Class A	5,340	667,981

Marriott Vacations Worldwide Corp.	1,914	178,959

McDonald’s Corp.	22,826	4,334,657

MGM Resorts International	10,356	265,735

Six Flags Entertainment Corp.	4,599	226,961

Starbucks Corp.	31,049	2,308,183

Texas Roadhouse, Inc.	2,216	137,813

Vail Resorts, Inc.	985	214,040

Wendy’s Co. (The)	7,600	135,964

Wyndham Destinations, Inc.	3,508	142,039

Wyndham Hotels & Resorts, Inc.	1,801	90,032

Wynn Resorts Ltd.	3,840	458,189

Yum! Brands, Inc.	6,340	632,795

Total Hotels, Restaurants & Leisure		14,712,121

Household Durables – 0.3%

Bassett Furniture Industries, Inc.	3,678	60,356

D.R. Horton, Inc.	7,313	302,612

Ethan Allen Interiors, Inc.	4,833	92,455

Flexsteel Industries, Inc.	2,978	69,060

La-Z-Boy, Inc.	1,800	59,382

Leggett & Platt, Inc.	7,377	311,457

Lennar Corp. Class A	2,793	137,108

MDC Holdings, Inc.	4,178	121,413

Newell Brands, Inc.	14,265	218,825

PulteGroup, Inc.	6,488	181,405

Toll Brothers, Inc.	4,342	157,180

Whirlpool Corp.	3,572	474,683

Total Household Durables		2,185,936

Household Products – 2.1%

Church & Dwight Co., Inc.	5,302	377,661

Clorox Co. (The)	4,049	649,703

Colgate-Palmolive Co.	24,936	1,709,113

Energizer Holdings, Inc.	1,855	83,345

Kimberly-Clark Corp.	13,880	1,719,732

Oil-Dri Corp. of America	680	21,175

Procter & Gamble Co. (The)	86,324	8,982,012

Spectrum Brands Holdings, Inc.	3,866	211,780

Total Household Products		13,754,521

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2019

Investments	Shares	Value

Independent Power & Renewable Electricity Producers – 0.2%

AES Corp.	34,842	$629,943

Clearway Energy, Inc. Class C	5,376	81,231

NRG Energy, Inc.	2,205	93,669

Ormat Technologies, Inc.	501	27,630

Pattern Energy Group, Inc. Class A	7,942	174,724

TerraForm Power, Inc. Class A	13,921	191,275

Total Independent Power & Renewable Electricity Producers		1,198,472

Industrial Conglomerates – 2.1%

3M Co.	17,024	3,537,247

Carlisle Cos., Inc.	1,088	133,410

General Electric Co.	678,587	6,779,084

Honeywell International, Inc.	18,986	3,017,255

Raven Industries, Inc.	929	35,646

Roper Technologies, Inc.	877	299,908

Total Industrial Conglomerates		13,802,550

Insurance – 2.6%

Aflac, Inc.	21,865	1,093,250

Allstate Corp. (The)	8,333	784,802

American Financial Group, Inc.	1,404	135,079

American International Group, Inc.	37,230	1,603,124

American National Insurance Co.	495	59,806

AMERISAFE, Inc.	1,652	98,129

Arthur J. Gallagher & Co.	5,841	456,182

Assurant, Inc.	1,764	167,421

Brown & Brown, Inc.	5,490	162,010

Cincinnati Financial Corp.	5,669	486,967

CNA Financial Corp.	9,491	411,435

CNO Financial Group, Inc.	6,269	101,432

Erie Indemnity Co. Class A	1,537	274,385

Fidelity National Financial, Inc.	11,720	428,366

First American Financial Corp.	5,143	264,865

Hanover Insurance Group, Inc. (The)	1,419	162,007

Hartford Financial Services Group, Inc. (The)	13,439	668,187

Horace Mann Educators Corp.	699	24,612

Lincoln National Corp.	6,843	401,684

Loews Corp.	1,227	58,810

Marsh & McLennan Cos., Inc.	11,130	1,045,107

Mercury General Corp.	3,399	170,188

MetLife, Inc.	46,942	1,998,321

Old Republic International Corp.	13,550	283,466

Principal Financial Group, Inc.	17,775	892,127

ProAssurance Corp.	4,590	158,860

Progressive Corp. (The)	9,926	715,565

Prudential Financial, Inc.	20,826	1,913,493

Reinsurance Group of America, Inc.	1,529	217,088

RLI Corp.	541	38,817

Safety Insurance Group, Inc.	963	83,916

Torchmark Corp.	1,323	108,420

Travelers Cos., Inc. (The)	7,450	1,021,842

Unum Group	10,687	361,541

W.R. Berkley Corp.	1,456	123,352

Total Insurance		16,974,656

Internet & Direct Marketing Retail – 0.0%

Expedia Group, Inc.	1,769	210,511

IT Services – 2.8%

Alliance Data Systems Corp.	1,046	183,029

Automatic Data Processing, Inc.	11,710	1,870,555

Booz Allen Hamilton Holding Corp.	3,582	208,257

Broadridge Financial Solutions, Inc.	2,823	292,717

Cass Information Systems, Inc.	1,107	52,361

Cognizant Technology Solutions Corp. Class A	6,371	461,579

DXC Technology Co.	4,283	275,440

Fidelity National Information Services, Inc.	4,975	562,673

International Business Machines Corp.	53,813	7,593,014

Jack Henry & Associates, Inc.	1,635	226,840

Leidos Holdings, Inc.	4,104	263,025

ManTech International Corp. Class A	843	45,539

MasterCard, Inc. Class A	7,617	1,793,423

Paychex, Inc.	13,095	1,050,219

Sabre Corp.	5,294	113,239

Science Applications International Corp.	1,000	76,950

Switch, Inc. Class A(a)	10,533	108,595

Total System Services, Inc.	1,882	178,809

Visa, Inc. Class A	16,329	2,550,427

Western Union Co. (The)	19,628	362,529

Total IT Services		18,269,220

Leisure Products – 0.1%

Brunswick Corp.	1,721	86,618

Escalade, Inc.	1,983	22,150

Hasbro, Inc.	3,586	304,881

Marine Products Corp.	2,125	28,624

Polaris Industries, Inc.	2,067	174,517

Total Leisure Products		616,790

Life Sciences Tools & Services – 0.2%

Agilent Technologies, Inc.	4,290	344,830

Bio-Techne Corp.	812	161,223

Luminex Corp.	2,222	51,128

Thermo Fisher Scientific, Inc.	1,699	465,050

Total Life Sciences Tools & Services		1,022,231

Machinery – 1.8%

AGCO Corp.	1,754	121,991

Albany International Corp. Class A	805	57,630

Allison Transmission Holdings, Inc.	4,055	182,151

Altra Industrial Motion Corp.	4,370	135,688

Briggs & Stratton Corp.	7,244	85,697

Caterpillar, Inc.	17,867	2,420,800

Crane Co.	1,791	151,554

Cummins, Inc.	5,782	912,804

Deere & Co.	7,163	1,144,934

Donaldson Co., Inc.	3,387	169,553

Dover Corp.	4,315	404,747

Flowserve Corp.	1,882	84,953

Fortive Corp.	2,059	172,730

Graco, Inc.	3,809	188,622

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2019

Investments	Shares	Value

Graham Corp.	2,382	$46,759

Greenbrier Cos., Inc. (The)	911	29,362

Hurco Cos., Inc.	756	30,489

IDEX Corp.	1,718	260,689

Illinois Tool Works, Inc.	10,804	1,550,698

Kennametal, Inc.	3,296	121,128

Lincoln Electric Holdings, Inc.	1,868	156,669

Lindsay Corp.	346	33,489

Mueller Industries, Inc.	3,190	99,975

NN, Inc.	11,958	89,565

Nordson Corp.	1,169	154,916

Oshkosh Corp.	1,404	105,483

PACCAR, Inc.	5,904	402,299

Parker-Hannifin Corp.	2,842	487,744

REV Group, Inc.	10,817	118,446

Snap-on, Inc.	1,304	204,102

Stanley Black & Decker, Inc.	3,177	432,612

Terex Corp.	3,257	104,647

Timken Co. (The)	4,355	189,965

Toro Co. (The)	2,295	157,988

Trinity Industries, Inc.	3,377	73,382

Wabtec Corp.	3,645	268,709

Xylem, Inc.	2,965	234,354

Total Machinery		11,587,324

Media – 1.1%

CBS Corp. Class B Non-Voting Shares	5,882	279,571

Comcast Corp. Class A	103,891	4,153,562

Emerald Expositions Events, Inc.	6,751	85,738

Entercom Communications Corp. Class A	21,767	114,277

Fox Corp. Class A*	2,686	98,603

Fox Corp. Class B*	3,548	127,302

Gannett Co., Inc.	7,812	82,338

Interpublic Group of Cos., Inc. (The)	16,103	338,324

John Wiley & Sons, Inc. Class A	1,714	75,793

Meredith Corp.	2,196	121,351

National CineMedia, Inc.	9,711	68,463

New Media Investment Group, Inc.	11,357	119,249

News Corp. Class A	11,007	136,927

Nexstar Media Group, Inc. Class A	903	97,858

Omnicom Group, Inc.	8,527	622,386

Sinclair Broadcast Group, Inc. Class A	2,785	107,167

Sirius XM Holdings, Inc.	48,270	273,691

TEGNA, Inc.	7,144	100,730

Tribune Media Co. Class A	3,860	178,100

Total Media		7,181,430

Metals & Mining – 0.3%

Commercial Metals Co.	4,388	74,947

Compass Minerals International, Inc.	3,635	197,635

Freeport-McMoRan, Inc.	32,797	422,753

Newmont Mining Corp.	10,902	389,965

Nucor Corp.	10,062	587,118

Reliance Steel & Aluminum Co.	2,319	209,313

Royal Gold, Inc.	1,107	100,659

Steel Dynamics, Inc.	5,052	178,184

Worthington Industries, Inc.	1,809	67,512

Total Metals & Mining		2,228,086

Mortgage Real Estate Investment Trusts (REITs) – 0.0%

Arlington Asset Investment Corp. Class A(a)	14,249	113,422

Multi-Utilities – 1.6%

Ameren Corp.	9,231	678,940

Black Hills Corp.	2,549	188,804

CenterPoint Energy, Inc.	21,480	659,436

CMS Energy Corp.	8,620	478,755

Consolidated Edison, Inc.	12,220	1,036,378

Dominion Energy, Inc.	31,962	2,450,207

DTE Energy Co.	6,472	807,317

MDU Resources Group, Inc.	7,320	189,076

NiSource, Inc.	11,046	316,578

NorthWestern Corp.	2,538	178,701

Public Service Enterprise Group, Inc.	20,877	1,240,303

Sempra Energy	8,705	1,095,611

WEC Energy Group, Inc.	11,684	923,971

Total Multi-Utilities		10,244,077

Multiline Retail – 0.5%

Dollar General Corp.	3,740	446,182

Kohl’s Corp.	8,494	584,133

Macy’s, Inc.	15,777	379,121

Nordstrom, Inc.	5,235	232,329

Target Corp.	22,575	1,811,870

Total Multiline Retail		3,453,635

Oil, Gas & Consumable Fuels – 7.5%

Anadarko Petroleum Corp.	14,321	651,319

Apache Corp.	7,025	243,487

Berry Petroleum Corp.	8,147	94,016

Cabot Oil & Gas Corp.	3,442	89,836

Chevron Corp.	87,310	10,754,846

Cimarex Energy Co.	2,547	178,035

ConocoPhillips	28,243	1,884,938

CVR Energy, Inc.	9,685	399,022

Delek U.S. Holdings, Inc.	2,472	90,030

Devon Energy Corp.	3,744	118,161

Diamondback Energy, Inc.	793	80,513

EOG Resources, Inc.	6,053	576,125

EQT Corp.	6,552	135,888

Evolution Petroleum Corp.	4,534	30,605

Exxon Mobil Corp.	205,268	16,585,654

Hess Corp.	5,398	325,122

HollyFrontier Corp.	6,306	310,697

Kinder Morgan, Inc.	124,470	2,490,645

Marathon Oil Corp.	8,614	143,940

Marathon Petroleum Corp.	23,714	1,419,283

Murphy Oil Corp.	7,680	225,024

Noble Energy, Inc.	7,788	192,597

Occidental Petroleum Corp.	38,249	2,532,084

ONEOK, Inc.	27,035	1,888,124

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2019

Investments	Shares	Value

Panhandle Oil and Gas, Inc. Class A	1,522	$23,895

PBF Energy, Inc. Class A	5,427	168,997

Phillips 66	19,061	1,814,035

Pioneer Natural Resources Co.	861	131,113

SemGroup Corp. Class A	15,337	226,067

Targa Resources Corp.	22,752	945,346

Valero Energy Corp.	21,006	1,781,939

Williams Cos., Inc. (The)	80,461	2,310,840

Total Oil, Gas & Consumable Fuels		48,842,223

Paper & Forest Products – 0.1%

Domtar Corp.	3,199	158,830

Louisiana-Pacific Corp.	4,518	110,149

Schweitzer-Mauduit International, Inc.	5,382	208,391

Total Paper & Forest Products		477,370

Personal Products – 0.2%

Coty, Inc. Class A(a)	28,242	324,783

Estee Lauder Cos., Inc. (The) Class A	3,754	621,475

Inter Parfums, Inc.	712	54,019

Medifast, Inc.	431	54,974

Nu Skin Enterprises, Inc. Class A	1,917	91,748

Total Personal Products		1,146,999

Pharmaceuticals – 5.2%

Bristol-Myers Squibb Co.	53,679	2,561,025

Eli Lilly & Co.	25,863	3,355,983

Johnson & Johnson	81,312	11,366,604

Merck & Co., Inc.	86,613	7,203,603

Pfizer, Inc.	208,976	8,875,211

Zoetis, Inc.	3,907	393,318

Total Pharmaceuticals		33,755,744

Professional Services – 0.1%

Equifax, Inc.	1,403	166,255

Kelly Services, Inc. Class A	1,112	24,531

ManpowerGroup, Inc.	1,798	148,677

Robert Half International, Inc.	2,901	189,029

Total Professional Services		528,492

Real Estate Management & Development – 0.1%

Jones Lang LaSalle, Inc.	210	32,378

Kennedy-Wilson Holdings, Inc.	8,751	187,184

Newmark Group, Inc. Class A	16,940	141,280

RE/MAX Holdings, Inc. Class A	2,521	97,159

Total Real Estate Management & Development		458,001

Road & Rail – 1.0%

CSX Corp.	15,987	1,196,147

JB Hunt Transport Services, Inc.	1,664	168,547

Kansas City Southern	1,104	128,042

Norfolk Southern Corp.	6,295	1,176,473

Old Dominion Freight Line, Inc.	241	34,798

Ryder System, Inc.	4,695	291,043

Union Pacific Corp.	19,511	3,262,239

Total Road & Rail		6,257,289

Semiconductors & Semiconductor Equipment – 3.9%

Analog Devices, Inc.	9,243	973,011

Applied Materials, Inc.	27,835	1,103,936

Broadcom, Inc.	12,700	3,819,017

Brooks Automation, Inc.	2,732	80,129

Cabot Microelectronics Corp.	346	38,738

Cypress Semiconductor Corp.	14,191	211,730

Intel Corp.	136,048	7,305,778

KLA-Tencor Corp.	5,541	661,651

Lam Research Corp.	5,592	1,001,024

Maxim Integrated Products, Inc.	9,993	531,328

Microchip Technology, Inc.(a)	5,312	440,683

NVE Corp.	403	39,450

NVIDIA Corp.	2,862	513,901

QUALCOMM, Inc.	58,707	3,348,060

Skyworks Solutions, Inc.	4,552	375,449

Teradyne, Inc.	2,754	109,719

Texas Instruments, Inc.	33,653	3,569,574

Xilinx, Inc.	6,322	801,566

Xperi Corp.	4,265	99,801

Total Semiconductors & Semiconductor Equipment		25,024,545

Software – 3.7%

Intuit, Inc.	3,260	852,197

j2 Global, Inc.	1,405	121,673

Microsoft Corp.	159,114	18,765,905

Oracle Corp.	68,254	3,665,922

SS&C Technologies Holdings, Inc.	2,350	149,672

Symantec Corp.	9,611	220,957

Total Software		23,776,326

Specialty Retail – 2.1%

Abercrombie & Fitch Co. Class A	5,414	148,398

American Eagle Outfitters, Inc.	8,829	195,739

Barnes & Noble, Inc.	10,005	54,327

Best Buy Co., Inc.	8,045	571,678

Buckle, Inc. (The)	4,966	92,964

Camping World Holdings, Inc. Class A(a)	5,219	72,596

Chico’s FAS, Inc.	16,751	71,527

Children’s Place, Inc. (The)	259	25,196

Dick’s Sporting Goods, Inc.	2,613	96,185

Foot Locker, Inc.	3,983	241,370

Gap, Inc. (The)	16,244	425,268

Group 1 Automotive, Inc.	1,959	126,747

Guess?, Inc.	4,798	94,041

Home Depot, Inc. (The)	30,562	5,864,542

L Brands, Inc.	26,012	717,411

Lithia Motors, Inc. Class A	1,323	122,708

Lowe’s Cos., Inc.	19,588	2,144,298

Office Depot, Inc.	24,790	89,988

Penske Automotive Group, Inc.	3,194	142,612

Ross Stores, Inc.	4,015	373,796

Sonic Automotive, Inc. Class A	6,093	90,237

Tiffany & Co.	3,247	342,721

TJX Cos., Inc. (The)	25,700	1,367,497

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

March 31, 2019

Investments	Shares	Value

Tractor Supply Co.	2,344	$229,149

Williams-Sonoma, Inc.(a)	2,811	158,175

Total Specialty Retail		13,859,170

Technology Hardware, Storage & Peripherals – 3.3%

Apple, Inc.	95,585	18,156,371

Hewlett Packard Enterprise Co.	56,205	867,243

HP, Inc.	57,046	1,108,404

NetApp, Inc.	7,853	544,527

Western Digital Corp.	11,549	555,045

Xerox Corp.	9,089	290,666

Total Technology Hardware, Storage & Peripherals		21,522,256

Textiles, Apparel & Luxury Goods – 0.6%

Carter’s, Inc.	692	69,747

Columbia Sportswear Co.	1,634	170,230

Hanesbrands, Inc.	9,899	176,994

NIKE, Inc. Class B	20,288	1,708,452

Ralph Lauren Corp.	944	122,418

Tapestry, Inc.	7,187	233,506

VF Corp.	12,351	1,073,425

Wolverine World Wide, Inc.	1,501	53,631

Total Textiles, Apparel & Luxury Goods		3,608,403

Thrifts & Mortgage Finance – 0.3%

Capitol Federal Financial, Inc.	7,145	95,386

ESSA Bancorp, Inc.	7,176	110,510

Meta Financial Group, Inc.	1,035	20,369

New York Community Bancorp, Inc.	64,534	746,658

Northwest Bancshares, Inc.	6,944	117,840

Provident Financial Services, Inc.	4,484	116,091

Southern Missouri Bancorp, Inc.	807	24,856

Sterling Bancorp, Inc.	10,132	102,739

TFS Financial Corp.	13,386	220,467

Washington Federal, Inc.	7,787	224,966

Total Thrifts & Mortgage Finance		1,779,882

Tobacco – 2.5%

Altria Group, Inc.	128,970	7,406,747

Philip Morris International, Inc.	97,116	8,584,083

Universal Corp.	1,508	86,906

Vector Group Ltd.	32,319	348,722

Total Tobacco		16,426,458

Trading Companies & Distributors – 0.3%

Air Lease Corp.	3,130	107,516

Applied Industrial Technologies, Inc.	824	49,003

Fastenal Co.	8,723	560,976

GATX Corp.	1,617	123,490

H&E Equipment Services, Inc.	4,314	108,325

Kaman Corp.	742	43,363

MSC Industrial Direct Co., Inc. Class A	1,201	99,335

Rush Enterprises, Inc. Class A	2,772	115,897

W.W. Grainger, Inc.	1,495	449,890

Watsco, Inc.	939	134,474

Total Trading Companies & Distributors		1,792,269

Transportation Infrastructure – 0.0%

Macquarie Infrastructure Corp.	7,019	289,323

Water Utilities – 0.1%

American Water Works Co., Inc.	4,195	437,371

Aqua America, Inc.	6,589	240,103

Middlesex Water Co.	744	41,656

Total Water Utilities		719,130

Wireless Telecommunication Services – 0.0%

Shenandoah Telecommunications Co.	911	40,412

Telephone & Data Systems, Inc.	4,233	130,080

Total Wireless Telecommunication Services		170,492
TOTAL COMMON STOCKS (Cost: $507,819,028)		645,909,687

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%

WisdomTree U.S. Total Market Fund(a)(b) (Cost: $1,289,374)	41,966	1,355,082

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%

United States – 0.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c)
(Cost: $1,829,310)(d)	1,829,310	1,829,310

TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $510,937,712)		649,094,079

Other Assets less Liabilities – (0.2)%		(990,970)

NET ASSETS – 100.0%		$648,103,109
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,277,248 and the total market value of the collateral held by the Fund was $2,333,741. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $504,431.

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments

WisdomTree U.S. Total Market Fund (EXT)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.7%

United States – 99.7%

Aerospace & Defense – 2.4%

Aerojet Rocketdyne Holdings, Inc.*	493	$17,516

Aerovironment, Inc.*	47	3,215

Arconic, Inc.	3,560	68,032

Astronics Corp.*	207	6,773

Axon Enterprise, Inc.*	70	3,809

Boeing Co. (The)	2,033	775,427

BWX Technologies, Inc.	113	5,603

Cubic Corp.	193	10,854

Curtiss-Wright Corp.	582	65,964

General Dynamics Corp.	1,105	187,054

Harris Corp.	357	57,016

HEICO Corp.	278	26,374

Hexcel Corp.	182	12,587

Huntington Ingalls Industries, Inc.	143	29,630

L3 Technologies, Inc.	565	116,599

Lockheed Martin Corp.	1,475	442,736

Moog, Inc. Class A	124	10,782

Northrop Grumman Corp.	649	174,970

Raytheon Co.	851	154,950

Spirit AeroSystems Holdings, Inc. Class A	222	20,320

Teledyne Technologies, Inc.*	96	22,753

Textron, Inc.	722	36,577

TransDigm Group, Inc.*	222	100,786

United Technologies Corp.	3,162	407,550

Vectrus, Inc.*	142	3,776

Wesco Aircraft Holdings, Inc.*	355	3,120

Total Aerospace & Defense		2,764,773

Air Freight & Logistics – 0.8%

Air Transport Services Group, Inc.*	859	19,800

Atlas Air Worldwide Holdings, Inc.*	564	28,516

C.H. Robinson Worldwide, Inc.	328	28,533

Echo Global Logistics, Inc.*	146	3,618

Expeditors International of Washington, Inc.	888	67,399

FedEx Corp.	1,103	200,095

Hub Group, Inc. Class A*	363	14,828

United Parcel Service, Inc. Class B	4,413	493,109

Total Air Freight & Logistics		855,898

Airlines – 0.7%

Alaska Air Group, Inc.	1,101	61,788

American Airlines Group, Inc.	3,968	126,024

Delta Air Lines, Inc.	5,505	284,333

Hawaiian Holdings, Inc.	677	17,771

SkyWest, Inc.	304	16,504

Southwest Airlines Co.	2,361	122,560

Spirit Airlines, Inc.*	427	22,571

United Continental Holdings, Inc.*	2,076	165,623

Total Airlines		817,174

Auto Components – 0.3%

BorgWarner, Inc.	470	18,053

Cooper Tire & Rubber Co.	994	29,711

Dana, Inc.	763	13,536

Dorman Products, Inc.*	202	17,794

Fox Factory Holding Corp.*	187	13,069

Gentex Corp.	3,694	76,392

Gentherm, Inc.*	294	10,837

Goodyear Tire & Rubber Co. (The)	742	13,467

LCI Industries	19	1,460

Lear Corp.	392	53,198

Motorcar Parts of America, Inc.*	192	3,623

Shiloh Industries, Inc.*	459	2,524

Standard Motor Products, Inc.	269	13,208

Stoneridge, Inc.*	441	12,727

Superior Industries International, Inc.	875	4,165

Total Auto Components		283,764

Automobiles – 1.1%

Ford Motor Co.	60,202	528,573

General Motors Co.	15,897	589,779

Thor Industries, Inc.	1,575	98,233

Winnebago Industries, Inc.	1,668	51,958

Total Automobiles		1,268,543

Banks – 9.7%

1st Source Corp.	70	3,144

Allegiance Bancshares, Inc.*	91	3,069

American National Bankshares, Inc.	91	3,178

Arrow Financial Corp.	92	3,026

Associated Banc-Corp.	413	8,818

Banc of California, Inc.	1,552	21,480

Bancorp, Inc. (The)*	370	2,990

BancorpSouth Bank	255	7,196

Bank of America Corp.	75,334	2,078,465

Bank of Hawaii Corp.	958	75,557

Bank of Marin Bancorp	77	3,133

Bar Harbor Bankshares	136	3,518

BB&T Corp.	3,552	165,275

Boston Private Financial Holdings, Inc.	609	6,675

Bridge Bancorp, Inc.	120	3,516

Brookline Bancorp, Inc.	710	10,224

Bryn Mawr Bank Corp.	84	3,035

Cadence BanCorp	4,677	86,758

Capstar Financial Holdings, Inc.	204	2,946

CBTX, Inc.	92	2,987

Citigroup, Inc.	22,822	1,419,985

Citizens Financial Group, Inc.	5,586	181,545

City Holding Co.	193	14,705

CNB Financial Corp.	129	3,260

Columbia Banking System, Inc.	1,722	56,292

Comerica, Inc.	1,970	144,440

Commerce Bancshares, Inc.	267	15,502

Community Bank System, Inc.	653	39,030

Community Trust Bancorp, Inc.	75	3,079

ConnectOne Bancorp, Inc.	990	19,503

Cullen/Frost Bankers, Inc.	905	87,848

Customers Bancorp, Inc.*	1,441	26,385

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (continued)

WisdomTree U.S. Total Market Fund (EXT)

March 31, 2019

Investments	Shares	Value

CVB Financial Corp.	215	$4,526

Eagle Bancorp, Inc.*	816	40,963

East West Bancorp, Inc.	432	20,723

Enterprise Bancorp, Inc.	95	2,729

Farmers National Banc Corp.	256	3,530

Fifth Third Bancorp	3,892	98,156

Financial Institutions, Inc.	124	3,370

First Bancorp	139	4,832

First Citizens BancShares, Inc. Class A	209	85,105

First Commonwealth Financial Corp.	2,169	27,329

First Community Bankshares, Inc.	90	2,983

First Financial Bancorp	2,482	59,717

First Financial Bankshares, Inc.	279	16,121

First Financial Corp.	72	3,024

First Internet Bancorp	143	2,764

First Interstate BancSystem, Inc. Class A	711	28,312

First Merchants Corp.	146	5,380

First Mid-Illinois Bancshares, Inc.	90	2,999

First Midwest Bancorp, Inc.	3,041	62,219

First of Long Island Corp. (The)	153	3,355

First Republic Bank	1,253	125,876

Franklin Financial Network, Inc.	119	3,452

Glacier Bancorp, Inc.	362	14,505

Great Southern Bancorp, Inc.	57	2,958

HarborOne Bancorp, Inc.*	195	3,354

HomeTrust Bancshares, Inc.	127	3,200

Huntington Bancshares, Inc.	3,653	46,320

Iberiabank Corp.	1,062	76,156

Independent Bank Group, Inc.	961	49,290

JPMorgan Chase & Co.	21,526	2,179,077

KeyCorp	11,595	182,621

Lakeland Financial Corp.	124	5,607

LCNB Corp.	203	3,481

LegacyTexas Financial Group, Inc.	1,059	39,596

Live Oak Bancshares, Inc.	1,033	15,092

M&T Bank Corp.	465	73,014

Mercantile Bank Corp.	116	3,796

Metropolitan Bank Holding Corp.*	88	3,062

Midland States Bancorp, Inc.	459	11,044

MidWestOne Financial Group, Inc.	127	3,461

NBT Bancorp, Inc.	652	23,478

Nicolet Bankshares, Inc.*	64	3,814

Northeast Bancorp	182	3,764

OFG Bancorp	190	3,760

Old Line Bancshares, Inc.	118	2,942

Old Second Bancorp, Inc.	232	2,921

Opus Bank	830	16,434

Origin Bancorp, Inc.	187	6,367

Orrstown Financial Services, Inc.	154	2,863

Peapack Gladstone Financial Corp.	144	3,776

People’s United Financial, Inc.	5,456	89,697

People’s Utah Bancorp	113	2,980

Peoples Bancorp, Inc.	93	2,880

PNC Financial Services Group, Inc. (The)	2,457	301,376

Popular, Inc.	430	22,416

Preferred Bank	143	6,431

Prosperity Bancshares, Inc.	151	10,428

QCR Holdings, Inc.	89	3,019

RBB Bancorp	153	2,876

Regions Financial Corp.	4,329	61,255

Renasant Corp.	1,996	67,565

Republic Bancorp, Inc. Class A	194	8,676

Republic First Bancorp, Inc.*	476	2,499

Sandy Spring Bancorp, Inc.	722	22,584

Seacoast Banking Corp. of Florida*	760	20,026

ServisFirst Bancshares, Inc.	163	5,503

Sierra Bancorp	126	3,062

Signature Bank	70	8,965

Simmons First National Corp. Class A	2,414	59,095

Southside Bancshares, Inc.	391	12,993

Sterling Bancorp	4,488	83,611

SunTrust Banks, Inc.	3,024	179,172

SVB Financial Group*	83	18,456

TCF Financial Corp.	634	13,117

Tompkins Financial Corp.	59	4,488

Towne Bank	211	5,222

TriCo Bancshares	189	7,426

Trustmark Corp.	2,161	72,674

U.S. Bancorp	8,564	412,699

UMB Financial Corp.	123	7,877

Union Bankshares Corp.	97	3,136

Valley National Bancorp	7,340	70,317

Veritex Holdings, Inc.	677	16,397

Washington Trust Bancorp, Inc.	66	3,178

Wells Fargo & Co.	26,620	1,286,278

Westamerica Bancorporation	228	14,090

Zions Bancorp NA	2,660	120,791

Total Banks		10,933,037

Beverages – 1.4%

Boston Beer Co., Inc. (The) Class A*	46	13,558

Brown-Forman Corp. Class B	1,043	55,050

Coca-Cola Co. (The)	10,695	501,168

Coca-Cola Consolidated, Inc.	12	3,454

Constellation Brands, Inc. Class A	1,401	245,637

Molson Coors Brewing Co. Class B	965	57,562

Monster Beverage Corp.*	1,042	56,872

National Beverage Corp.	181	10,449

PepsiCo, Inc.	4,869	596,696

Total Beverages		1,540,446

Biotechnology – 2.4%

AbbVie, Inc.	6,271	505,380

Amgen, Inc.	3,479	660,940

Anika Therapeutics, Inc.*	96	2,903

Biogen, Inc.*	994	234,962

Celgene Corp.*	5,153	486,134

Emergent BioSolutions, Inc.*	187	9,447

Enanta Pharmaceuticals, Inc.*	59	5,636

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Total Market Fund (EXT)

March 31, 2019

Investments	Shares	Value

Exelixis, Inc.*	1,712	$40,746

Gilead Sciences, Inc.	7,222	469,502

Halozyme Therapeutics, Inc.*	777	12,510

Ligand Pharmaceuticals, Inc.*	146	18,354

Neurocrine Biosciences, Inc.*	56	4,934

Regeneron Pharmaceuticals, Inc.*	483	198,329

United Therapeutics Corp.*	42	4,929

Vertex Pharmaceuticals, Inc.*	125	22,994

Total Biotechnology		2,677,700

Building Products – 0.4%

A.O. Smith Corp.	210	11,197

AAON, Inc.	68	3,140

Advanced Drainage Systems, Inc.	130	3,350

American Woodmark Corp.*	401	33,135

Armstrong World Industries, Inc.	484	38,439

Builders FirstSource, Inc.*	2,172	28,975

Fortune Brands Home & Security, Inc.	221	10,522

Gibraltar Industries, Inc.*	87	3,533

Griffon Corp.	841	15,542

JELD-WEN Holding, Inc.*	2,652	46,834

Lennox International, Inc.	229	60,548

Masco Corp.	966	37,973

NCI Building Systems, Inc.*	1,883	11,599

Owens Corning	1,982	93,392

PGT Innovations, Inc.*	194	2,687

Quanex Building Products Corp.	228	3,623

Simpson Manufacturing Co., Inc.	77	4,564

Trex Co., Inc.*	149	9,166

Universal Forest Products, Inc.	189	5,649

USG Corp.	719	31,133

Total Building Products		455,001

Capital Markets – 4.4%

Affiliated Managers Group, Inc.	820	87,830

Ameriprise Financial, Inc.	1,821	233,270

Artisan Partners Asset Management, Inc. Class A	2,090	52,605

Bank of New York Mellon Corp. (The)	5,040	254,167

BlackRock, Inc.	991	423,524

CBOE Global Markets, Inc.	18	1,718

Charles Schwab Corp. (The)	6,744	288,373

CME Group, Inc.	846	139,235

Cohen & Steers, Inc.	1,163	49,160

Cowen, Inc.*	257	3,724

Donnelley Financial Solutions, Inc.*	808	12,023

E*TRADE Financial Corp.	672	31,201

Evercore, Inc. Class A	82	7,462

FactSet Research Systems, Inc.	144	35,751

Federated Investors, Inc. Class B	182	5,334

Franklin Resources, Inc.	2,410	79,867

Goldman Sachs Group, Inc. (The)	4,509	865,683

Greenhill & Co., Inc.	225	4,840

Houlihan Lokey, Inc.	510	23,383

Interactive Brokers Group, Inc. Class A	721	37,405

Intercontinental Exchange, Inc.	2,291	174,437

INTL FCStone, Inc.*	140	5,426

KKR & Co., Inc. Class A	8,133	191,044

LPL Financial Holdings, Inc.	883	61,501

MarketAxess Holdings, Inc.	66	16,241

Moody’s Corp.	530	95,978

Morgan Stanley	17,146	723,561

Morningstar, Inc.	146	18,395

MSCI, Inc.	290	57,664

Nasdaq, Inc.	848	74,192

Northern Trust Corp.	1,787	161,563

Raymond James Financial, Inc.	477	38,356

S&P Global, Inc.	635	133,699

SEI Investments Co.	342	17,870

State Street Corp.	3,852	253,500

T. Rowe Price Group, Inc.	965	96,616

TD Ameritrade Holding Corp.	1,473	73,635

Victory Capital Holdings, Inc. Class A*	535	8,036

Virtu Financial, Inc. Class A	770	18,288

Virtus Investment Partners, Inc.	279	27,216

Waddell & Reed Financial, Inc. Class A	2,452	42,395

Westwood Holdings Group, Inc.	81	2,857

Total Capital Markets		4,929,025

Chemicals – 1.4%

Air Products & Chemicals, Inc.	1,103	210,629

Albemarle Corp.(a)	1,076	88,210

Ashland Global Holdings, Inc.	441	34,455

Celanese Corp.	547	53,940

CF Industries Holdings, Inc.	769	31,437

Chemours Co. (The)	3,552	131,992

DowDuPont, Inc.	892	47,552

Eastman Chemical Co.	543	41,203

Ecolab, Inc.	846	149,353

Ferro Corp.*	1,463	27,695

FMC Corp.	1,114	85,577

FutureFuel Corp.	201	2,693

Huntsman Corp.	3,637	81,796

Ingevity Corp.*	75	7,921

Innophos Holdings, Inc.	439	13,231

International Flavors & Fragrances, Inc.	425	54,736

Koppers Holdings, Inc.*	819	21,278

Kraton Corp.*	859	27,643

Livent Corp.*	1,042	12,796

Minerals Technologies, Inc.	691	40,624

NewMarket Corp.	50	21,678

Olin Corp.	2,431	56,253

PPG Industries, Inc.	480	54,178

Quaker Chemical Corp.	15	3,005

RPM International, Inc.	617	35,811

Sensient Technologies Corp.	505	34,234

Sherwin-Williams Co. (The)	186	80,112

Stepan Co.	80	7,002

Valvoline, Inc.	1,095	20,323

W.R. Grace & Co.	846	66,022

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (continued)

WisdomTree U.S. Total Market Fund (EXT)

March 31, 2019

Investments	Shares	Value

Westlake Chemical Corp.	1,261	$85,571

Total Chemicals		1,628,950

Commercial Services & Supplies – 0.6%

ACCO Brands Corp.	3,695	31,629

Cintas Corp.	371	74,983

Clean Harbors, Inc.*	58	4,149

Copart, Inc.*	846	51,259

Covanta Holding Corp.	185	3,202

Ennis, Inc.	120	2,491

Herman Miller, Inc.	1,238	43,553

HNI Corp.	444	16,113

Interface, Inc.	2,498	38,269

KAR Auction Services, Inc.	976	50,078

Kimball International, Inc. Class B	212	2,998

LSC Communications, Inc.	1,007	6,576

McGrath RentCorp	202	11,427

MSA Safety, Inc.	147	15,200

Republic Services, Inc.	1,249	100,395

Rollins, Inc.	430	17,897

RR Donnelley & Sons Co.	2,867	13,532

Tetra Tech, Inc.	129	7,687

U.S. Ecology, Inc.	52	2,911

UniFirst Corp.	152	23,332

VSE Corp.	95	3,000

Waste Management, Inc.	1,599	166,152

Total Commercial Services & Supplies		686,833

Communications Equipment – 1.3%

Arista Networks, Inc.*	293	92,137

CalAmp Corp.*	353	4,441

Casa Systems, Inc.*	991	8,225

Ciena Corp.*	751	28,042

Cisco Systems, Inc.	19,108	1,031,641

F5 Networks, Inc.*	214	33,583

InterDigital, Inc.	63	4,157

Juniper Networks, Inc.	2,303	60,960

Lumentum Holdings, Inc.*	420	23,747

Motorola Solutions, Inc.	565	79,337

NETGEAR, Inc.*	56	1,855

Ubiquiti Networks, Inc.	338	50,602

Total Communications Equipment		1,418,727

Construction & Engineering – 0.3%

Comfort Systems USA, Inc.	69	3,615

EMCOR Group, Inc.	774	56,564

Fluor Corp.	1,610	59,248

Jacobs Engineering Group, Inc.	707	53,159

KBR, Inc.	2,350	44,862

MasTec, Inc.*	271	13,035

MYR Group, Inc.*	117	4,052

Tutor Perini Corp.*	1,385	23,711

Valmont Industries, Inc.	392	50,999

Total Construction & Engineering		309,245

Construction Materials – 0.0%

Forterra, Inc.*(a)	818	3,452

Martin Marietta Materials, Inc.	115	23,135

US Concrete, Inc.*	397	16,444

Total Construction Materials		43,031

Consumer Finance – 1.6%

Ally Financial, Inc.	1,858	51,076

American Express Co.	4,839	528,903

Capital One Financial Corp.	5,837	476,825

Credit Acceptance Corp.*	71	32,087

Curo Group Holdings Corp.*	391	3,922

Discover Financial Services	2,208	157,121

Elevate Credit, Inc.*	1,129	4,900

Encore Capital Group, Inc.*(a)	1,127	30,688

Enova International, Inc.*	419	9,562

EZCORP, Inc. Class A*	540	5,033

FirstCash, Inc.	24	2,076

Green Dot Corp. Class A*	127	7,703

Nelnet, Inc. Class A	703	38,714

OneMain Holdings, Inc.	414	13,144

PRA Group, Inc.*	764	20,483

Santander Consumer USA Holdings, Inc.	5,232	110,552

Synchrony Financial	9,503	303,146

World Acceptance Corp.*	88	10,307

Total Consumer Finance		1,806,242

Containers & Packaging – 0.5%

AptarGroup, Inc.	160	17,022

Avery Dennison Corp.	784	88,592

Ball Corp.	1,203	69,606

Bemis Co., Inc.	998	55,369

Berry Global Group, Inc.*	263	14,168

Crown Holdings, Inc.*	561	30,614

International Paper Co.	1,441	66,675

Owens-Illinois, Inc.	2,369	44,964

Sealed Air Corp.	1,806	83,184

Silgan Holdings, Inc.	269	7,970

Sonoco Products Co.	1,022	62,884

WestRock Co.	501	19,213

Total Containers & Packaging		560,261

Distributors – 0.1%

Genuine Parts Co.	1,113	124,689

Pool Corp.	76	12,538

Weyco Group, Inc.	95	2,941

Total Distributors		140,168

Diversified Consumer Services – 0.2%

Adtalem Global Education, Inc.*	355	$16,444

Bridgepoint Education, Inc.*	401	2,450

Bright Horizons Family Solutions, Inc.*	88	11,186

Career Education Corp.*	253	4,179

Collectors Universe, Inc.	274	4,800

Graham Holdings Co. Class B	54	36,892

Grand Canyon Education, Inc.*	121	13,856

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Total Market Fund (EXT)

March 31, 2019

Investments	Shares	Value

H&R Block, Inc.	2,874	$68,803

Laureate Education, Inc. Class A*	1,877	28,099

Service Corp. International	701	28,145

ServiceMaster Global Holdings, Inc.*	338	15,785

Weight Watchers International, Inc.*	459	9,249

Total Diversified Consumer Services		239,888

Diversified Financial Services – 2.3%

Berkshire Hathaway, Inc. Class B*	12,746	2,560,544

Voya Financial, Inc.	1,833	91,577

Total Diversified Financial Services		2,652,121

Diversified Telecommunication Services – 2.1%

AT&T, Inc.	32,946	1,033,186

ATN International, Inc.	46	2,594

Cogent Communications Holdings, Inc.	266	14,430

Globalstar, Inc.*(a)	25,158	10,818

IDT Corp. Class B*	437	2,902

Verizon Communications, Inc.	21,176	1,252,137

Vonage Holdings Corp.*	342	3,434

Total Diversified Telecommunication Services		2,319,501

Electric Utilities – 1.8%

ALLETE, Inc.	210	17,268

Alliant Energy Corp.	897	42,276

American Electric Power Co., Inc.	2,152	180,230

Avangrid, Inc.	372	18,730

Duke Energy Corp.	2,930	263,700

Edison International	1,810	112,075

Entergy Corp.	253	24,194

Evergy, Inc.	640	37,152

Eversource Energy	1,563	110,895

Exelon Corp.	4,530	227,089

Hawaiian Electric Industries, Inc.	369	15,044

IDACORP, Inc.	126	12,542

NextEra Energy, Inc.	2,288	442,316

OGE Energy Corp.	1,176	50,709

Otter Tail Corp.	293	14,597

Pinnacle West Capital Corp.	618	59,069

PNM Resources, Inc.	275	13,019

Portland General Electric Co.	439	22,758

PPL Corp.	4,226	134,133

Southern Co. (The)	2,347	121,293

Xcel Energy, Inc.	2,162	121,526

Total Electric Utilities		2,040,615

Electrical Equipment – 0.4%

AMETEK, Inc.	1,234	102,385

Atkore International Group, Inc.*	992	21,358

AZZ, Inc.	134	5,485

Emerson Electric Co.	1,610	110,237

Encore Wire Corp.	66	3,777

EnerSys	221	14,400

Generac Holdings, Inc.*	561	28,740

GrafTech International Ltd.	5,512	70,498

Hubbell, Inc.	90	10,618

LSI Industries, Inc.	778	2,046

Preformed Line Products Co.	57	3,026

Regal Beloit Corp.	583	47,730

Rockwell Automation, Inc.	287	50,357

Sunrun, Inc.*	598	8,408

Total Electrical Equipment		479,065

Electronic Equipment, Instruments & Components – 0.8%

Amphenol Corp. Class A	882	83,296

Arlo Technologies, Inc.*	111	458

Arrow Electronics, Inc.*	1,410	108,655

AVX Corp.	1,804	31,281

Belden, Inc.	880	47,256

CDW Corp.	712	68,616

Cognex Corp.	255	12,969

Coherent, Inc.*	42	5,952

Control4 Corp.*	164	2,777

Corning, Inc.	4,441	146,997

CTS Corp.	121	3,554

Dolby Laboratories, Inc. Class A	442	27,833

FLIR Systems, Inc.	273	12,989

II-VI, Inc.*	116	4,320

Insight Enterprises, Inc.*	581	31,990

IPG Photonics Corp.*	112	16,999

KEMET Corp.	1,235	20,958

Keysight Technologies, Inc.*	477	41,594

Knowles Corp.*	839	14,792

MTS Systems Corp.	69	3,758

National Instruments Corp.	226	10,025

nLight, Inc.*	187	4,166

Plexus Corp.*	120	7,314

Rogers Corp.*	187	29,711

Sanmina Corp.*	321	9,261

SYNNEX Corp.	1	95

Tech Data Corp.*	485	49,669

Trimble, Inc.*	224	9,050

TTM Technologies, Inc.*	3,068	35,988

Zebra Technologies Corp. Class A*	193	40,439

Total Electronic Equipment, Instruments & Components		882,762

Energy Equipment & Services – 0.3%

C&J Energy Services, Inc.*	987	15,318

Cactus, Inc. Class A*	151	5,376

Covia Holdings Corp.*(a)	2,790	15,596

Forum Energy Technologies, Inc.*	2,027	10,358

FTS International, Inc.*	3,815	38,150

Halliburton Co.	3,041	89,101

Helmerich & Payne, Inc.	57	3,167

Keane Group, Inc.*	716	7,797

Liberty Oilfield Services, Inc. Class A(a)	972	14,959

Mammoth Energy Services, Inc.	293	4,878

NCS Multistage Holdings, Inc.*	545	2,823

ProPetro Holding Corp.*	411	9,264

RPC, Inc.	1,943	22,170

SEACOR Holdings, Inc.*	132	5,581

See Notes to Financial Statements.

WisdomTree Trust	99

Schedule of Investments (continued)

WisdomTree U.S. Total Market Fund (EXT)

March 31, 2019

Investments	Shares	Value

Select Energy Services, Inc. Class A*	1,123	$13,499

Smart Sand, Inc.*(a)	4,082	18,165

U.S. Silica Holdings, Inc.	1,997	34,668

Total Energy Equipment & Services		310,870

Entertainment – 1.2%

Activision Blizzard, Inc.	1,172	53,361

Cinemark Holdings, Inc.	975	38,990

Electronic Arts, Inc.*	768	78,052

Madison Square Garden Co. (The) Class A*	14	4,104

Netflix, Inc.*	350	124,796

Viacom, Inc. Class B	2,972	83,424

Walt Disney Co. (The)	8,241	914,998

World Wrestling Entertainment, Inc. Class A	94	8,157

Zynga, Inc. Class A*	3,778	20,137

Total Entertainment		1,326,019

Equity Real Estate Investment Trusts (REITs) – 2.0%

Alexander & Baldwin, Inc.	538	13,687

Alexandria Real Estate Equities, Inc.	115	16,394

American Tower Corp.	770	151,736

Americold Realty Trust	120	3,661

Apartment Investment & Management Co. Class A	482	24,240

AvalonBay Communities, Inc.	483	96,953

Boston Properties, Inc.	161	21,555

Brandywine Realty Trust	224	3,553

Brixmor Property Group, Inc.	1,946	35,748

Camden Property Trust	124	12,586

CoreCivic, Inc.	1,037	20,170

Corporate Office Properties Trust	139	3,795

Crown Castle International Corp.	432	55,296

CubeSmart	554	17,750

DiamondRock Hospitality Co.	1,526	16,527

Digital Realty Trust, Inc.	194	23,086

Douglas Emmett, Inc.	97	3,921

Duke Realty Corp.	1,050	32,109

EastGroup Properties, Inc.	64	7,145

Empire State Realty Trust, Inc. Class A	204	3,223

EPR Properties	357	27,453

Equity LifeStyle Properties, Inc.	214	24,460

Equity Residential	1,162	87,522

Essex Property Trust, Inc.	204	59,005

Extra Space Storage, Inc.	403	41,070

First Industrial Realty Trust, Inc.	231	8,168

Gaming and Leisure Properties, Inc.	1,122	43,275

GEO Group, Inc. (The)	820	15,744

HCP, Inc.	1,739	54,431

Healthcare Realty Trust, Inc.	224	7,193

Healthcare Trust of America, Inc. Class A	119	3,402

Hospitality Properties Trust	134	3,525

Host Hotels & Resorts, Inc.	4,421	83,557

Hudson Pacific Properties, Inc.	97	3,339

Industrial Logistics Properties Trust	98	1,977

Kilroy Realty Corp.	25	1,899

Kimco Realty Corp.	2,413	44,640

Lamar Advertising Co. Class A	82	6,499

Lexington Realty Trust	1,543	13,980

Liberty Property Trust	785	38,010

Life Storage, Inc.	134	13,034

Medical Properties Trust, Inc.	2,027	37,520

Mid-America Apartment Communities, Inc.	255	27,879

National Health Investors, Inc.	197	15,474

National Retail Properties, Inc.	488	27,030

Omega Healthcare Investors, Inc.	840	32,046

Pebblebrook Hotel Trust	259	8,044

Prologis, Inc.	1,740	125,193

Public Storage	558	121,521

Realty Income Corp.	571	42,003

Regency Centers Corp.	26	1,755

RPT Realty	210	2,522

Ryman Hospitality Properties, Inc.	150	12,336

Sabra Health Care REIT, Inc.	1,514	29,478

SBA Communications Corp.*	68	13,577

Senior Housing Properties Trust	3,725	43,880

Simon Property Group, Inc.	1,051	191,503

STORE Capital Corp.	637	21,339

Terreno Realty Corp.	129	5,423

Tier REIT, Inc.	547	15,677

UDR, Inc.	822	37,368

Urstadt Biddle Properties, Inc. Class A	61	1,259

Ventas, Inc.	1,049	66,937

VICI Properties, Inc.	1,316	28,794

Vornado Realty Trust	55	3,709

W.P. Carey, Inc.	396	31,019

Weingarten Realty Investors	88	2,584

Welltower, Inc.	1,188	92,189

Weyerhaeuser Co.	4,552	119,900

Total Equity Real Estate Investment Trusts (REITs)		2,303,277

Food & Staples Retailing – 1.2%

Andersons, Inc. (The)	96	3,094

BJ’s Wholesale Club Holdings, Inc.*	1,137	31,154

Casey’s General Stores, Inc.	133	17,126

Costco Wholesale Corp.	949	229,791

Kroger Co. (The)	7,789	191,609

Performance Food Group Co.*	491	19,463

Smart & Final Stores, Inc.*	556	2,747

Sprouts Farmers Market, Inc.*	768	16,543

Sysco Corp.	1,397	93,264

U.S. Foods Holding Corp.*	1,236	43,149

Walgreens Boots Alliance, Inc.	4,697	297,179

Walmart, Inc.	4,313	420,647

Weis Markets, Inc.	200	8,162

Total Food & Staples Retailing		1,373,928

Food Products – 1.4%

Archer-Daniels-Midland Co.	2,762	119,125

B&G Foods, Inc.	625	15,263

Cal-Maine Foods, Inc.	192	8,569

Campbell Soup Co.	475	18,112

See Notes to Financial Statements.

100	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Total Market Fund (EXT)

March 31, 2019

Investments	Shares	Value

Conagra Brands, Inc.	909	$25,216

Darling Ingredients, Inc.*	495	10,717

Flowers Foods, Inc.	1,312	27,972

General Mills, Inc.	1,788	92,529

Hershey Co. (The)	906	104,036

Hormel Foods Corp.	2,020	90,415

Hostess Brands, Inc.*	881	11,013

Ingredion, Inc.	641	60,696

J&J Snack Foods Corp.	73	11,595

J.M. Smucker Co. (The)	265	30,872

Kellogg Co.	2,688	154,237

Kraft Heinz Co. (The)	6,640	216,796

Lamb Weston Holdings, Inc.	416	31,175

Lancaster Colony Corp.	13	2,037

Mondelez International, Inc. Class A	6,456	322,284

Pilgrim’s Pride Corp.*	226	5,038

Post Holdings, Inc.*	122	13,347

Sanderson Farms, Inc.	16	2,109

Seaboard Corp.	5	21,423

Tootsie Roll Industries, Inc.	270	10,057

Tyson Foods, Inc. Class A	1,866	129,556

Total Food Products		1,534,189

Gas Utilities – 0.2%

Atmos Energy Corp.	367	37,775

Chesapeake Utilities Corp.	13	1,186

National Fuel Gas Co.	560	34,138

New Jersey Resources Corp.	228	11,352

ONE Gas, Inc.	219	19,497

Southwest Gas Holdings, Inc.	230	18,920

UGI Corp.	969	53,702

Total Gas Utilities		176,570

Health Care Equipment & Supplies – 1.3%

Abbott Laboratories	2,643	211,281

ABIOMED, Inc.*	27	7,711

Align Technology, Inc.*	69	19,619

Baxter International, Inc.	1,107	90,010

Becton, Dickinson and Co.	467	116,624

Boston Scientific Corp.*	2,844	109,153

Cantel Medical Corp.	194	12,976

Cooper Cos., Inc. (The)	117	34,652

Danaher Corp.	1,893	249,914

Edwards Lifesciences Corp.*	627	119,964

Globus Medical, Inc. Class A*	200	9,882

Haemonetics Corp.*	89	7,786

Hill-Rom Holdings, Inc.	235	24,877

ICU Medical, Inc.*	16	3,829

IDEXX Laboratories, Inc.*	90	20,124

Inogen, Inc.*	19	1,812

Intuitive Surgical, Inc.*	152	86,728

Masimo Corp.*	82	11,339

Neogen Corp.*	83	4,763

ResMed, Inc.	393	40,860

Stryker Corp.	792	156,436

Teleflex, Inc.	67	20,245

Varex Imaging Corp.*	286	9,690

Varian Medical Systems, Inc.*	290	41,099

West Pharmaceutical Services, Inc.	191	21,048

Zimmer Biomet Holdings, Inc.	364	46,483

Total Health Care Equipment & Supplies		1,478,905

Health Care Providers & Services – 2.3%

Amedisys, Inc.*	112	13,805

AmerisourceBergen Corp.	680	54,074

AMN Healthcare Services, Inc.*	223	10,501

Anthem, Inc.	964	276,649

Cardinal Health, Inc.	462	22,245

Centene Corp.*	1,106	58,728

Cigna Corp.	1,510	242,838

Covetrus, Inc.*	222	7,071

CVS Health Corp.	5,342	288,094

Encompass Health Corp.	359	20,966

Ensign Group, Inc. (The)	399	20,425

HCA Healthcare, Inc.	1,933	252,024

Henry Schein, Inc.*	561	33,722

Humana, Inc.	475	126,350

Laboratory Corp. of America Holdings*	280	42,834

Magellan Health, Inc.*	301	19,842

McKesson Corp.	744	87,093

Molina Healthcare, Inc.*	185	26,263

Quest Diagnostics, Inc.	399	35,878

Select Medical Holdings Corp.*	1,041	14,668

Tenet Healthcare Corp.*	670	19,323

UnitedHealth Group, Inc.	3,079	761,313

Universal Health Services, Inc. Class B	686	91,766

WellCare Health Plans, Inc.*	128	34,528

Total Health Care Providers & Services		2,561,000

Health Care Technology – 0.0%

Allscripts Healthcare Solutions, Inc.*	1,475	14,071

Cerner Corp.*	70	4,005

Medidata Solutions, Inc.*	140	10,254

NextGen Healthcare, Inc.*	191	3,215

Veeva Systems, Inc. Class A*	125	15,857

Total Health Care Technology		47,402

Hotels, Restaurants & Leisure – 1.9%

Aramark	222	6,560

BBX Capital Corp.	1,752	10,372

BJ’s Restaurants, Inc.	185	8,747

Bloomin’ Brands, Inc.	298	6,094

Bluegreen Vacations Corp.(a)	1,205	17,906

Brinker International, Inc.	341	15,134

Caesars Entertainment Corp.*(a)	3,907	33,952

Choice Hotels International, Inc.	405	31,485

Churchill Downs, Inc.	258	23,287

Cracker Barrel Old Country Store, Inc.	145	23,433

Darden Restaurants, Inc.	366	44,458

Domino’s Pizza, Inc.	75	19,357

Dunkin’ Brands Group, Inc.	217	16,297

See Notes to Financial Statements.

WisdomTree Trust	101

Schedule of Investments (continued)

WisdomTree U.S. Total Market Fund (EXT)

March 31, 2019

Investments	Shares	Value

Eldorado Resorts, Inc.*	259	$12,093

Hilton Grand Vacations, Inc.*	1	31

Hilton Worldwide Holdings, Inc.	1,476	122,670

Hyatt Hotels Corp. Class A	187	13,571

International Speedway Corp. Class A	343	14,965

Jack in the Box, Inc.	86	6,971

Las Vegas Sands Corp.	2,574	156,911

Marriott International, Inc. Class A	2,033	254,308

McDonald’s Corp.	2,718	516,148

Monarch Casino & Resort, Inc.*	78	3,426

Planet Fitness, Inc. Class A*	512	35,185

Red Robin Gourmet Burgers, Inc.*	96	2,766

Red Rock Resorts, Inc. Class A	1,522	39,344

SeaWorld Entertainment, Inc.*	116	2,988

Shake Shack, Inc. Class A*	211	12,481

Six Flags Entertainment Corp.	698	34,446

Speedway Motorsports, Inc.	226	3,270

Starbucks Corp.	4,820	358,319

Texas Roadhouse, Inc.	208	12,935

Vail Resorts, Inc.	68	14,776

Wendy’s Co. (The)	2,490	44,546

Wyndham Destinations, Inc.	352	14,252

Wyndham Hotels & Resorts, Inc.	324	16,197

Yum! Brands, Inc.	1,862	185,846

Total Hotels, Restaurants & Leisure		2,135,527

Household Durables – 0.6%

Bassett Furniture Industries, Inc.	155	2,544

Beazer Homes USA, Inc.*	1,982	22,813

Cavco Industries, Inc.*	18	2,116

D.R. Horton, Inc.	4,785	198,003

Ethan Allen Interiors, Inc.	1,065	20,373

Flexsteel Industries, Inc.	406	9,415

Green Brick Partners, Inc.*	400	3,500

Hamilton Beach Brands Holding Co. Class A	142	3,047

La-Z-Boy, Inc.	1,241	40,941

Lennar Corp. Class A	1,134	55,668

M/I Homes, Inc.*	1,261	33,568

MDC Holdings, Inc.	439	12,757

Meritage Homes Corp.*	79	3,532

Mohawk Industries, Inc.*	427	53,866

New Home Co., Inc. (The)*	504	2,399

NVR, Inc.*	12	33,204

PulteGroup, Inc.	994	27,792

Taylor Morrison Home Corp. Class A*	119	2,112

Toll Brothers, Inc.	252	9,122

TopBuild Corp.*	556	36,040

TRI Pointe Group, Inc.*	980	12,387

Universal Electronics, Inc.*	299	11,108

Whirlpool Corp.	92	12,226

William Lyon Homes Class A*	2,816	43,282

ZAGG, Inc.*	708	6,422

Total Household Durables		658,237

Household Products – 1.2%

Church & Dwight Co., Inc.	948	67,526

Clorox Co. (The)	503	80,712

Colgate-Palmolive Co.	2,008	137,628

Energizer Holdings, Inc.	284	12,760

Kimberly-Clark Corp.	1,481	183,496

Procter & Gamble Co. (The)	8,560	890,668

Spectrum Brands Holdings, Inc.	745	40,811

Total Household Products		1,413,601

Independent Power & Renewable Electricity Producers – 0.0%

AES Corp.	1,165	21,063

Clearway Energy, Inc. Class C	164	2,478

Ormat Technologies, Inc.	119	6,563

Total Independent Power & Renewable Electricity Producers		30,104

Industrial Conglomerates – 1.1%

3M Co.	2,106	437,585

Carlisle Cos., Inc.	606	74,308

Honeywell International, Inc.	4,167	662,219

Roper Technologies, Inc.	186	63,606

Total Industrial Conglomerates		1,237,718

Insurance – 3.1%

Aflac, Inc.	6,257	312,850

Alleghany Corp.*	128	78,387

Allstate Corp. (The)	2,367	222,924

American Equity Investment Life Holding Co.	2,141	57,850

American Financial Group, Inc.	266	25,592

American International Group, Inc.	2,727	117,425

American National Insurance Co.	411	49,657

Arthur J. Gallagher & Co.	1,007	78,647

Assurant, Inc.	490	46,506

Brown & Brown, Inc.	1,590	46,921

Cincinnati Financial Corp.	1,130	97,067

CNA Financial Corp.	2,972	128,836

Employers Holdings, Inc.	401	16,084

Erie Indemnity Co. Class A	210	37,489

FBL Financial Group, Inc. Class A	112	7,025

Fidelity National Financial, Inc.	2,574	94,080

First American Financial Corp.	285	14,677

Genworth Financial, Inc. Class A*	9,421	36,082

Hanover Insurance Group, Inc. (The)	274	31,282

Hartford Financial Services Group, Inc. (The)	4,022	199,974

Horace Mann Educators Corp.	114	4,014

Lincoln National Corp.	1,275	74,842

Loews Corp.	1,161	55,647

Markel Corp.*	45	44,831

Marsh & McLennan Cos., Inc.	1,980	185,922

MetLife, Inc.	8,363	356,013

National Western Life Group, Inc. Class A	49	12,861

Navigators Group, Inc. (The)	151	10,550

Old Republic International Corp.	3,890	81,379

Primerica, Inc.	125	15,269

Principal Financial Group, Inc.	1,520	76,289

Progressive Corp. (The)	3,481	250,945

See Notes to Financial Statements.

102	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Total Market Fund (EXT)

March 31, 2019

Investments	Shares	Value

Prudential Financial, Inc.	2,935	$269,668

Reinsurance Group of America, Inc.	689	97,824

RLI Corp.	144	10,332

Selective Insurance Group, Inc.	219	13,858

Torchmark Corp.	234	19,176

Travelers Cos., Inc. (The)	1,399	191,887

W.R. Berkley Corp.	755	63,964

Total Insurance		3,534,626

Interactive Media & Services – 4.0%

Alphabet, Inc. Class A*	2,050	2,412,624

Cargurus, Inc.*	92	3,686

Facebook, Inc. Class A*	11,392	1,898,932

IAC/InterActiveCorp*	223	46,855

Match Group, Inc.	1,064	60,233

TripAdvisor, Inc.*	218	11,216

Twitter, Inc.*	751	24,693

Yelp, Inc.*	611	21,080

Total Interactive Media & Services		4,479,319

Internet & Direct Marketing Retail – 1.1%

Amazon.com, Inc.*	390	694,492

Booking Holdings, Inc.*	166	289,655

eBay, Inc.	5,081	188,708

Expedia Group, Inc.	414	49,266

GrubHub, Inc.*	78	5,419

PetMed Express, Inc.(a)	540	12,301

Qurate Retail, Inc.*	548	8,757

Shutterstock, Inc.	219	10,212

Stamps.com, Inc.*	55	4,478

Total Internet & Direct Marketing Retail		1,263,288

IT Services – 3.5%

Alliance Data Systems Corp.	77	13,473

Automatic Data Processing, Inc.	994	158,782

Black Knight, Inc.*	123	6,704

Booz Allen Hamilton Holding Corp.	567	32,965

Broadridge Financial Solutions, Inc.	166	17,213

CACI International, Inc. Class A*	67	12,195

Cognizant Technology Solutions Corp. Class A	1,855	134,395

CSG Systems International, Inc.	326	13,790

DXC Technology Co.	2,150	138,267

EPAM Systems, Inc.*	163	27,568

Euronet Worldwide, Inc.*	160	22,814

ExlService Holdings, Inc.*	115	6,902

Fidelity National Information Services, Inc.	748	84,599

First Data Corp. Class A*	3,206	84,222

Fiserv, Inc.*	1,392	122,886

Gartner, Inc.*	94	14,258

Global Payments, Inc.	118	16,109

GoDaddy, Inc. Class A*	90	6,767

GreenSky, Inc. Class A*	572	7,402

International Business Machines Corp.	6,561	925,757

Jack Henry & Associates, Inc.	147	20,395

Leidos Holdings, Inc.	126	8,075

ManTech International Corp. Class A	160	8,643

MasterCard, Inc. Class A	2,274	535,413

MAXIMUS, Inc.	481	34,141

NIC, Inc.	756	12,920

Paychex, Inc.	1,482	118,856

PayPal Holdings, Inc.*	2,161	224,398

Perspecta, Inc.	998	20,180

Presidio, Inc.	716	10,597

Science Applications International Corp.	193	14,851

Sykes Enterprises, Inc.*	181	5,119

Total System Services, Inc.	687	65,272

TTEC Holdings, Inc.	263	9,529

Unisys Corp.*	354	4,131

VeriSign, Inc.*	327	59,370

Virtusa Corp.*	76	4,062

Visa, Inc. Class A	5,268	822,809

Western Union Co. (The)	6,121	113,055

WEX, Inc.*	53	10,175

Worldpay, Inc. Class A*	226	25,651

Total IT Services		3,974,710

Leisure Products – 0.1%

Acushnet Holdings Corp.	410	9,487

Callaway Golf Co.	1,054	16,790

Clarus Corp.	304	3,894

Hasbro, Inc.	331	28,142

Johnson Outdoors, Inc. Class A	54	3,854

Malibu Boats, Inc. Class A*	113	4,473

Marine Products Corp.	186	2,505

MasterCraft Boat Holdings, Inc.*	147	3,318

Nautilus, Inc.*	277	1,540

Total Leisure Products		74,003

Life Sciences Tools & Services – 0.7%

Agilent Technologies, Inc.	974	78,290

Bio-Rad Laboratories, Inc. Class A*	416	127,163

Bruker Corp.	652	25,063

Cambrex Corp.*	403	15,657

Charles River Laboratories International, Inc.*	183	26,581

Illumina, Inc.*	254	78,915

IQVIA Holdings, Inc.*	91	13,090

Medpace Holdings, Inc.*	61	3,597

Mettler-Toledo International, Inc.*	58	41,934

PerkinElmer, Inc.	343	33,052

PRA Health Sciences, Inc.*	124	13,676

Syneos Health, Inc.*	71	3,675

Thermo Fisher Scientific, Inc.	953	260,855

Waters Corp.*	209	52,607

Total Life Sciences Tools & Services		774,155

Machinery – 2.5%

AGCO Corp.	208	14,466

Albany International Corp. Class A	410	29,352

Allison Transmission Holdings, Inc.	1,686	75,735

Blue Bird Corp.*	195	3,301

Caterpillar, Inc.	3,819	517,436

Chart Industries, Inc.*	55	4,979

See Notes to Financial Statements.

WisdomTree Trust	103

Schedule of Investments (continued)

WisdomTree U.S. Total Market Fund (EXT)

March 31, 2019

Investments	Shares	Value

Columbus McKinnon Corp.	143	$4,912

Commercial Vehicle Group, Inc.*	1,267	9,718

Cummins, Inc.	1,551	244,856

Deere & Co.	1,315	210,190

Douglas Dynamics, Inc.	83	3,160

Dover Corp.	464	43,523

Energy Recovery, Inc.*(a)	425	3,710

ESCO Technologies, Inc.	51	3,419

Evoqua Water Technologies Corp.*	1,226	15,423

Federal Signal Corp.	354	9,200

Flowserve Corp.	207	9,344

Fortive Corp.	694	58,220

Gardner Denver Holdings, Inc.*	1,762	49,001

Global Brass & Copper Holdings, Inc.	161	5,545

Gorman-Rupp Co. (The)	89	3,021

Graco, Inc.	264	13,073

Harsco Corp.*	415	8,366

Hillenbrand, Inc.	190	7,891

Hyster-Yale Materials Handling, Inc.	205	12,784

IDEX Corp.	117	17,754

Illinois Tool Works, Inc.	1,861	267,109

ITT, Inc.	1,178	68,324

John Bean Technologies Corp.	276	25,362

Kennametal, Inc.	1,138	41,821

Lincoln Electric Holdings, Inc.	739	61,980

Lindsay Corp.	90	8,711

Lydall, Inc.*	699	16,399

Manitowoc Co., Inc. (The)*	878	14,408

Meritor, Inc.*	3,556	72,365

Middleby Corp. (The)*	204	26,526

Milacron Holdings Corp.*	856	9,690

Miller Industries, Inc.	120	3,702

Mueller Water Products, Inc. Class A	2,066	20,743

Navistar International Corp.*	1,527	49,322

Nordson Corp.	426	56,454

Oshkosh Corp.	262	19,684

PACCAR, Inc.	1,750	119,245

Park-Ohio Holdings Corp.	206	6,670

Parker-Hannifin Corp.	530	90,959

Proto Labs, Inc.*	74	7,780

RBC Bearings, Inc.*	59	7,503

REV Group, Inc.	3,841	42,059

Rexnord Corp.*	274	6,888

Spartan Motors, Inc.	533	4,706

SPX FLOW, Inc.*	743	23,702

Stanley Black & Decker, Inc.	488	66,451

Sun Hydraulics Corp.	364	16,930

Tennant Co.	60	3,725

Terex Corp.	1,355	43,536

Timken Co. (The)	1,682	73,369

Toro Co. (The)	207	14,250

TriMas Corp.*	119	3,597

Trinity Industries, Inc.	410	8,909

Twin Disc, Inc.*	202	3,363

Wabash National Corp.	2,242	30,379

WABCO Holdings, Inc.*	152	20,038

Woodward, Inc.	275	26,095

Xylem, Inc.	224	17,705

Total Machinery		2,778,838

Marine – 0.0%

Kirby Corp.*	143	10,741

Matson, Inc.	287	10,358

Total Marine		21,099

Media – 1.8%

AMC Networks, Inc. Class A*	1,189	67,488

Cable One, Inc.	14	13,739

CBS Corp. Class B Non-Voting Shares	1,477	70,202

Charter Communications, Inc. Class A*	220	76,320

Comcast Corp. Class A	22,726	908,585

Discovery, Inc. Class A*	2,310	62,416

DISH Network Corp. Class A*	1,754	55,584

Emerald Expositions Events, Inc.	1,538	19,533

EW Scripps Co. (The) Class A	344	7,224

Fox Corp. Class A*	1,769	64,940

Gannett Co., Inc.	2,146	22,619

Gray Television, Inc.*	778	16,618

Interpublic Group of Cos., Inc. (The)	2,455	51,580

Lee Enterprises, Inc.*	1,605	5,297

Liberty Broadband Corp. Class C*	1,759	161,371

Liberty Media Corp – Liberty SiriusXM Series C*	1,345	51,433

Loral Space & Communications, Inc.*	78	2,812

MSG Networks, Inc. Class A*	678	14,746

National CineMedia, Inc.	1,324	9,334

New Media Investment Group, Inc.	907	9,523

New York Times Co. (The) Class A	463	15,210

Nexstar Media Group, Inc. Class A	501	54,293

Omnicom Group, Inc.	1,724	125,835

Sirius XM Holdings, Inc.	14,541	82,447

TEGNA, Inc.	917	12,930

Tribune Media Co. Class A	1,303	60,120

Total Media		2,042,199

Metals & Mining – 0.6%

AK Steel Holding Corp.*(a)	5,949	16,360

Allegheny Technologies, Inc.*	1,052	26,900

Century Aluminum Co.*	915	8,125

Cleveland-Cliffs, Inc.(a)	5,569	55,634

Commercial Metals Co.	1,739	29,702

Freeport-McMoRan, Inc.	21,100	271,979

Newmont Mining Corp.	1,036	37,058

Nucor Corp.	1,587	92,601

Reliance Steel & Aluminum Co.	1,191	107,500

Schnitzer Steel Industries, Inc. Class A	551	13,224

Steel Dynamics, Inc.	927	32,695

United States Steel Corp.	412	8,030

Warrior Met Coal, Inc.	998	30,339

Total Metals & Mining		730,147

See Notes to Financial Statements.

104	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Total Market Fund (EXT)

March 31, 2019

Investments	Shares	Value

Multi-Utilities – 0.8%

Ameren Corp.	1,024	$75,315

Black Hills Corp.	291	21,554

CenterPoint Energy, Inc.	2,133	65,483

CMS Energy Corp.	1,123	62,372

Consolidated Edison, Inc.	1,411	119,667

Dominion Energy, Inc.	2,259	173,175

DTE Energy Co.	880	109,771

MDU Resources Group, Inc.	627	16,195

NiSource, Inc.	1,253	35,911

NorthWestern Corp.	350	24,644

Public Service Enterprise Group, Inc.	1,054	62,618

Sempra Energy	641	80,676

WEC Energy Group, Inc.	1,410	111,503

Total Multi-Utilities		958,884

Multiline Retail – 0.5%

Dillard’s, Inc. Class A(a)	160	11,523

Dollar General Corp.	992	118,346

Dollar Tree, Inc.*	847	88,969

Kohl’s Corp.	825	56,735

Macy’s, Inc.	3,794	91,170

Nordstrom, Inc.	414	18,373

Ollie’s Bargain Outlet Holdings, Inc.*	140	11,946

Target Corp.	2,771	222,401

Total Multiline Retail		619,463

Oil, Gas & Consumable Fuels – 4.6%

Anadarko Petroleum Corp.	547	24,878

Apache Corp.	3,908	135,451

Arch Coal, Inc. Class A	271	24,734

Callon Petroleum Co.*	1,973	14,896

Carrizo Oil & Gas, Inc.*	1,115	13,904

Centennial Resource Development, Inc. Class A*	1,475	12,965

Cheniere Energy, Inc.*	608	41,563

Chesapeake Energy Corp.*(a)	22,728	70,457

Chevron Corp.	8,311	1,023,749

Cimarex Energy Co.	830	58,017

CNX Resources Corp.*	694	7,474

Concho Resources, Inc.	25	2,774

ConocoPhillips	6,094	406,714

Continental Resources, Inc.*	1,659	74,273

CVR Energy, Inc.	766	31,559

Delek U.S. Holdings, Inc.	899	32,742

Denbury Resources, Inc.*	6,323	12,962

EOG Resources, Inc.	2,061	196,166

Exxon Mobil Corp.	17,680	1,428,544

Gulfport Energy Corp.*	5,691	45,642

HollyFrontier Corp.	636	31,336

Kinder Morgan, Inc.	6,410	128,264

Magnolia Oil & Gas Corp.*	540	6,480

Marathon Oil Corp.	4,364	72,922

Marathon Petroleum Corp.	2,035	121,795

Matador Resources Co.*	955	18,460

Murphy Oil Corp.	613	17,961

Noble Energy, Inc.	3,414	84,428

Occidental Petroleum Corp.	4,087	270,559

ONEOK, Inc.	442	30,869

Overseas Shipholding Group, Inc. Class A*	4,257	9,749

Parsley Energy, Inc. Class A*	2,135	41,206

PBF Energy, Inc. Class A	2,250	70,065

Peabody Energy Corp.	1,676	47,481

Phillips 66	3,613	343,849

SM Energy Co.	900	15,741

Targa Resources Corp.	424	17,617

Valero Energy Corp.	2,003	169,915

W&T Offshore, Inc.*	2,142	14,780

Williams Cos., Inc. (The)	2,066	59,336

World Fuel Services Corp.	534	15,427

Total Oil, Gas & Consumable Fuels		5,247,704

Paper & Forest Products – 0.0%

Boise Cascade Co.	1,084	29,008

Clearwater Paper Corp.*	467	9,097

PH Glatfelter Co.	768	10,844

Verso Corp. Class A*	195	4,177

Total Paper & Forest Products		53,126

Personal Products – 0.2%

elf Beauty, Inc.*	1,198	12,699

Estee Lauder Cos., Inc. (The) Class A	918	151,975

Nu Skin Enterprises, Inc. Class A	134	6,413

USANA Health Sciences, Inc.*	125	10,484

Total Personal Products		181,571

Pharmaceuticals – 3.0%

ANI Pharmaceuticals, Inc.*	61	4,303

Bristol-Myers Squibb Co.	5,140	245,230

Catalent, Inc.*	156	6,332

Corcept Therapeutics, Inc.*	465	5,459

Eli Lilly & Co.	1,715	222,538

Innoviva, Inc.*	1,128	15,826

Johnson & Johnson	8,920	1,246,927

Merck & Co., Inc.	6,006	499,519

Nektar Therapeutics*	1,855	62,328

Pfizer, Inc.	22,436	952,857

Zoetis, Inc.	908	91,408

Total Pharmaceuticals		3,352,727

Professional Services – 0.2%

ASGN, Inc.*	434	27,555

CoStar Group, Inc.*	20	9,328

Exponent, Inc.	218	12,583

FTI Consulting, Inc.*	77	5,915

GP Strategies Corp.*	259	3,147

InnerWorkings, Inc.*	882	3,193

Insperity, Inc.	54	6,678

Kforce, Inc.	97	3,407

ManpowerGroup, Inc.	897	74,173

Mistras Group, Inc.*	212	2,928

Robert Half International, Inc.	927	60,403

See Notes to Financial Statements.

WisdomTree Trust	105

Schedule of Investments (continued)

WisdomTree U.S. Total Market Fund (EXT)

March 31, 2019

Investments	Shares	Value

TransUnion	346	$23,126

TriNet Group, Inc.*	229	13,680

Total Professional Services		246,116

Real Estate Management & Development – 0.2%

CBRE Group, Inc. Class A*	1,595	78,873

Five Point Holdings LLC Class A*(a)	2,783	20,065

HFF, Inc. Class A	62	2,960

Jones Lang LaSalle, Inc.	355	54,734

Kennedy-Wilson Holdings, Inc.	155	3,315

Marcus & Millichap, Inc.*	419	17,066

Newmark Group, Inc. Class A	2,237	18,657

RE/MAX Holdings, Inc. Class A	112	4,316

Realogy Holdings Corp.	2,994	34,132

St. Joe Co. (The)*	465	7,668

Total Real Estate Management & Development		241,786

Road & Rail – 1.3%

AMERCO	189	70,215

ArcBest Corp.	304	9,360

Covenant Transportation Group, Inc. Class A*	161	3,056

CSX Corp.	2,702	202,164

Genesee & Wyoming, Inc. Class A*	916	79,820

JB Hunt Transport Services, Inc.	814	82,450

Kansas City Southern	980	113,660

Knight-Swift Transportation Holdings, Inc.	2,083	68,072

Landstar System, Inc.	361	39,490

Marten Transport Ltd.	190	3,388

Norfolk Southern Corp.	929	173,621

Old Dominion Freight Line, Inc.	503	72,628

Saia, Inc.*	23	1,405

Union Pacific Corp.	2,779	464,649

Universal Logistics Holdings, Inc.	160	3,149

Werner Enterprises, Inc.	1,306	44,600

Total Road & Rail		1,431,727

Semiconductors & Semiconductor Equipment – 5.1%

Advanced Micro Devices, Inc.*	1,244	31,747

Analog Devices, Inc.	1,548	162,958

Applied Materials, Inc.	10,869	431,065

Axcelis Technologies, Inc.*	255	5,131

Broadcom, Inc.	1,346	404,756

Brooks Automation, Inc.	220	6,453

Cabot Microelectronics Corp.	83	9,293

Ceva, Inc.*	139	3,747

Cirrus Logic, Inc.*	736	30,963

Cohu, Inc.	192	2,832

Cypress Semiconductor Corp.	1,390	20,739

Diodes, Inc.*	91	3,158

Entegris, Inc.	880	31,407

First Solar, Inc.*	573	30,277

Integrated Device Technology, Inc.*	326	15,971

Intel Corp.	30,675	1,647,247

KLA-Tencor Corp.	818	97,677

Lam Research Corp.	1,807	323,471

Maxim Integrated Products, Inc.	1,407	74,810

Microchip Technology, Inc.(a)	545	45,213

Micron Technology, Inc.*	31,600	1,306,028

MKS Instruments, Inc.	140	13,027

Monolithic Power Systems, Inc.	85	11,517

Nanometrics, Inc.*	116	3,582

NVIDIA Corp.	2,382	427,712

ON Semiconductor Corp.*	1,434	29,497

Power Integrations, Inc.	26	1,818

Qorvo, Inc.*	153	10,975

Rudolph Technologies, Inc.*	156	3,557

Silicon Laboratories, Inc.*	25	2,021

Skyworks Solutions, Inc.	704	58,066

Teradyne, Inc.	740	29,482

Texas Instruments, Inc.	3,724	395,005

Universal Display Corp.(a)	15	2,293

Xilinx, Inc.	788	99,910

Total Semiconductors & Semiconductor Equipment		5,773,405

Software – 4.2%

ACI Worldwide, Inc.*	415	13,641

Adobe, Inc.*	647	172,419

ANSYS, Inc.*	284	51,890

Aspen Technology, Inc.*	193	20,122

Cadence Design Systems, Inc.*	962	61,097

Citrix Systems, Inc.	580	57,803

Envestnet, Inc.*	143	9,351

Fortinet, Inc.*	144	12,092

Guidewire Software, Inc.*	134	13,019

Intuit, Inc.	393	102,734

j2 Global, Inc.	160	13,856

LogMeIn, Inc.	144	11,534

Microsoft Corp.	22,348	2,635,723

Monotype Imaging Holdings, Inc.	353	7,021

Oracle Corp.	16,825	903,671

Paycom Software, Inc.*	68	12,861

Paylocity Holding Corp.*	53	4,727

Pegasystems, Inc.	97	6,305

Progress Software Corp.	352	15,618

PTC, Inc.*	89	8,204

Qualys, Inc.*	143	11,832

RealPage, Inc.*	183	11,106

Red Hat, Inc.*	219	40,011

salesforce.com, Inc.*	553	87,579

SPS Commerce, Inc.*	87	9,227

SS&C Technologies Holdings, Inc.	333	21,209

Symantec Corp.	3,060	70,349

Synopsys, Inc.*	555	63,908

Teradata Corp.*	606	26,452

Ultimate Software Group, Inc. (The)*	50	16,507

Verint Systems, Inc.*	340	20,352

VMware, Inc. Class A	1,295	233,761

Total Software		4,745,981

Specialty Retail – 2.6%

Aaron’s, Inc.	233	12,256

See Notes to Financial Statements.

106	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree U.S. Total Market Fund (EXT)

March 31, 2019

Investments	Shares	Value

Abercrombie & Fitch Co. Class A	1,264	$34,646

Advance Auto Parts, Inc.	261	44,508

American Eagle Outfitters, Inc.	759	16,827

At Home Group, Inc.*	609	10,877

AutoZone, Inc.*	162	165,907

Bed Bath & Beyond, Inc.	3,988	67,756

Best Buy Co., Inc.	1,129	80,227

Boot Barn Holdings, Inc.*	408	12,012

Burlington Stores, Inc.*	296	46,377

Camping World Holdings, Inc. Class A(a)	2,152	29,934

CarMax, Inc.*	1,529	106,724

Children’s Place, Inc. (The)	48	4,669

Citi Trends, Inc.	262	5,059

Conn’s, Inc.*	415	9,487

Container Store Group, Inc. (The)*	676	5,949

Designer Brands, Inc.	373	8,288

Express, Inc.*	3,546	15,177

Five Below, Inc.*	186	23,111

Foot Locker, Inc.	893	54,116

Gap, Inc. (The)	1,208	31,625

Guess?, Inc.	1,063	20,835

Haverty Furniture Cos., Inc.	157	3,435

Hibbett Sports, Inc.*	750	17,108

Home Depot, Inc. (The)	4,909	941,988

J. Jill, Inc.	1,824	10,014

Kirkland’s, Inc.*	299	2,102

L Brands, Inc.	406	11,197

Lowe’s Cos., Inc.	2,944	322,280

Lumber Liquidators Holdings, Inc.*(a)	1,047	10,575

MarineMax, Inc.*	463	8,871

Monro, Inc.	208	17,996

Murphy USA, Inc.*	133	11,387

National Vision Holdings, Inc.*	361	11,346

O’Reilly Automotive, Inc.*	419	162,698

Office Depot, Inc.	1,320	4,792

RH*	154	15,854

Ross Stores, Inc.	1,068	99,431

Sally Beauty Holdings, Inc.*	879	16,182

Shoe Carnival, Inc.(a)	225	7,657

Sonic Automotive, Inc. Class A	1,458	21,593

Sportsman’s Warehouse Holdings, Inc.*	697	3,346

Tailored Brands, Inc.	1,510	11,838

Tiffany & Co.	164	17,310

Tile Shop Holdings, Inc.	858	4,856

Tilly’s, Inc. Class A	545	6,066

TJX Cos., Inc. (The)	4,369	232,474

Tractor Supply Co.	693	67,748

Ulta Salon Cosmetics & Fragrance, Inc.*	141	49,171

Williams-Sonoma, Inc.	270	15,193

Winmark Corp.	62	11,693

Zumiez, Inc.*	743	18,493

Total Specialty Retail		2,941,061

Technology Hardware, Storage & Peripherals – 5.1%

Apple, Inc.	27,030	5,134,348

Electronics For Imaging, Inc.*	535	14,392

HP, Inc.	14,361	279,034

NetApp, Inc.	752	52,144

Western Digital Corp.	4,874	234,244

Xerox Corp.	345	11,033

Total Technology Hardware, Storage & Peripherals		5,725,195

Textiles, Apparel & Luxury Goods – 0.6%

Columbia Sportswear Co.	545	56,778

Crocs, Inc.*	126	3,245

Culp, Inc.	153	2,942

Deckers Outdoor Corp.*	274	40,275

G-III Apparel Group Ltd.*	883	35,285

Movado Group, Inc.	93	3,383

NIKE, Inc. Class B	4,477	377,008

PVH Corp.	205	25,000

Ralph Lauren Corp.	56	7,262

Tapestry, Inc.	969	31,483

Unifi, Inc.*	562	10,875

Vera Bradley, Inc.*	510	6,757

VF Corp.	837	72,744

Vince Holding Corp.*	292	3,621

Wolverine World Wide, Inc.	195	6,967

Total Textiles, Apparel & Luxury Goods		683,625

Thrifts & Mortgage Finance – 0.3%

Axos Financial, Inc.*	900	26,064

Capitol Federal Financial, Inc.	2,134	28,489

First Defiance Financial Corp.	127	3,650

LendingTree, Inc.*(a)	63	22,148

Luther Burbank Corp.	506	5,111

MGIC Investment Corp.*	8,175	107,828

NMI Holdings, Inc. Class A*	533	13,789

OP Bancorp	354	3,097

PennyMac Financial Services, Inc.	644	14,323

Provident Financial Services, Inc.	1,368	35,418

Radian Group, Inc.	982	20,367

Sterling Bancorp, Inc.	2,365	23,981

TFS Financial Corp.	952	15,679

TrustCo Bank Corp.	1,519	11,787

United Financial Bancorp, Inc.	335	4,807

Walker & Dunlop, Inc.	205	10,437

WSFS Financial Corp.	119	4,593

Total Thrifts & Mortgage Finance		351,568

Tobacco – 1.1%

Altria Group, Inc.	9,494	545,240

Philip Morris International, Inc.	8,055	711,982

Universal Corp.	115	6,628

Vector Group Ltd.	1,784	19,249

Total Tobacco		1,283,099

Trading Companies & Distributors – 0.5%

Applied Industrial Technologies, Inc.	156	9,277

Beacon Roofing Supply, Inc.*	903	29,041

BMC Stock Holdings, Inc.*	1,687	29,809

See Notes to Financial Statements.

WisdomTree Trust	107

Schedule of Investments (concluded)

WisdomTree U.S. Total Market Fund (EXT)

March 31, 2019

Investments	Shares	Value

CAI International, Inc.*	652	$15,126

DXP Enterprises, Inc.*	91	3,542

Fastenal Co.	1,403	90,227

GATX Corp.	220	16,801

H&E Equipment Services, Inc.	890	22,348

HD Supply Holdings, Inc.*	1,172	50,806

Herc Holdings, Inc.*	651	25,376

Kaman Corp.	64	3,740

MRC Global, Inc.*	722	12,621

NOW, Inc.*	495	6,910

SiteOne Landscape Supply, Inc.*	218	12,459

Systemax, Inc.	96	2,173

Titan Machinery, Inc.*	205	3,190

United Rentals, Inc.*	265	30,276

Univar, Inc.*	2,031	45,011

Veritiv Corp.*	121	3,185

W.W. Grainger, Inc.	290	87,270

Watsco, Inc.	17	2,435

WESCO International, Inc.*	1,162	61,598

Total Trading Companies & Distributors		563,221

Water Utilities – 0.1%

American Water Works Co., Inc.	598	62,348

Aqua America, Inc.	505	18,402

Total Water Utilities		80,750

Wireless Telecommunication Services – 0.2%

Spok Holdings, Inc.	227	3,092

Sprint Corp.*	5,460	30,849

T-Mobile U.S., Inc.*	2,719	187,883

Telephone & Data Systems, Inc.	418	12,845

United States Cellular Corp.*	258	11,845

Total Wireless Telecommunication Services		246,514
Total United States		112,720,024

Puerto Rico – 0.0%

Banks – 0.0%

First BanCorp	1,486	17,030

IT Services – 0.0%

EVERTEC, Inc.	645	17,937
Total Puerto Rico		34,967
TOTAL COMMON STOCKS (Cost: $95,927,066)		112,754,991

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%

United States – 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(b)
(Cost: $203,221)(c)	203,221	203,221

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $96,130,287)		112,958,212

Other Assets less Liabilities – 0.1%		66,864

NET ASSETS – 100.0%		$113,025,076
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(c)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $416,084 and the total market value of the collateral held by the Fund was $437,813. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $234,592.

See Notes to Financial Statements.

108	WisdomTree Trust

Statements of Assets and Liabilities

WisdomTree Trust

March 31, 2019

	WisdomTree U.S. Dividend ex-Financials Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund	WisdomTree U.S. LargeCap Fund	WisdomTree U.S. MidCap Dividend Fund
ASSETS:

Investments, at cost	$724,147,126	$907,375,930	$1,674,467,981	$205,621,663	$3,388,479,471

Investment in affiliates, at cost (Note 3)	5,231,495	6,382,419	6,939,614	482,330	17,242,594
Investments in securities, at value[1,2] (Note 2)	783,986,086	947,356,964	2,024,802,427	239,214,838	3,774,636,623

Investment in affiliates, at value (Note 3)	5,457,727	6,952,088	7,208,819	535,191	18,835,332

Cash	90,852	20,357	1,322,642	10,708	41,466

Receivables:

Investment securities sold	—	118,301	—	—	—

Capital shares sold	—	3,613,403	—	—	—

Dividends	1,788,407	2,069,126	2,678,069	199,991	7,566,877

Securities lending income	—	2,154	4,842	261	9,881
Total Assets	791,323,072	960,132,393	2,036,016,799	239,960,989	3,801,090,179
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	—	2,952,420	561,537	56,980	66,221,701

Investment securities purchased	—	3,607,612	—	—	—

Advisory fees (Note 3)	251,275	293,241	482,310	51,972	1,172,151

Service fees (Note 2)	2,929	3,422	7,603	883	13,640
Total Liabilities	254,204	6,856,695	1,051,450	109,835	67,407,492
NET ASSETS	$791,068,868	$953,275,698	$2,034,965,349	$239,851,154	$3,733,682,687
NET ASSETS:

Paid-in capital	$772,034,748	$946,244,272	$1,721,988,007	$211,232,490	$3,468,305,602

Total distributable earnings (loss)	19,034,120	7,031,426	312,977,342	28,618,664	265,377,085
NET ASSETS	$791,068,868	$953,275,698	$2,034,965,349	$239,851,154	$3,733,682,687
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,250,000	13,150,000	21,600,000	7,550,000	104,400,000
Net asset value per share	$85.52	$72.49	$94.21	$31.77	$35.76
[1] Includes market value of securities out on loan of:	—	$3,014,863	$2,231,329	$152,284	$69,153,640
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	109

Statements of Assets and Liabilities (continued)

WisdomTree Trust

March 31, 2019

	WisdomTree U.S. MidCap Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. Quality Shareholder Yield Fund	WisdomTree U.S. SmallCap Dividend Fund
ASSETS:

Investments, at cost	$950,183,888	$113,006,322	$2,372,390,940	$34,983,743	$2,088,628,765

Investment in affiliates, at cost (Note 3)	3,800,559	—	—	—	18,023,392
Investments in securities, at value[1,2] (Note 2)	1,095,456,110	115,590,042	2,774,767,669	38,072,742	2,116,242,275

Investment in affiliates, at value (Note 3)	3,984,501	—	—	—	18,990,782

Cash	8,939	9,498	4,030,648	8,301	834,985

Receivables:

Dividends	1,078,730	120,253	2,218,680	44,287	4,689,271

Securities lending income	4,614	385	1,241	14	89,458
Total Assets	1,100,532,894	115,720,178	2,781,018,238	38,125,344	2,140,846,771
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	1,864,173	—	—	—	52,465,765

Investment securities purchased	—	1,215,899	—	—	—

Advisory fees (Note 3)	353,184	23,258	646,700	12,274	668,165

Service fees (Note 2)	4,101	366	10,162	143	7,802
Total Liabilities	2,221,458	1,239,523	656,862	12,417	53,141,732
NET ASSETS	$1,098,311,436	$114,480,655	$2,780,361,376	$38,112,927	$2,087,705,039
NET ASSETS:

Paid-in capital	$1,066,333,842	$123,529,665	$2,469,476,042	$37,603,181	$2,173,795,294

Total distributable earnings (loss)	31,977,594	(9,049,010)	310,885,334	509,746	(86,090,255)
NET ASSETS	$1,098,311,436	$114,480,655	$2,780,361,376	$38,112,927	$2,087,705,039
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	27,950,000	3,950,000	64,600,000	450,000	75,800,000
Net asset value per share	$39.30	$28.98	$43.04	$84.70	$27.54
[1] Includes market value of securities out on loan of:	$16,770,856	—	$3,679,773	—	$99,316,811
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

110	WisdomTree Trust

Statements of Assets and Liabilities (concluded)

WisdomTree Trust

March 31, 2019

	WisdomTree U.S. SmallCap Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. Total Dividend Fund	WisdomTree U.S. Total Market Fund
ASSETS:

Investments, at cost	$684,947,644	$111,889,929	$509,648,338	$96,130,287

Investment in affiliates, at cost (Note 3)	1,436,142	—	1,289,374	—
Investments in securities, at value[1,2] (Note 2)	753,465,995	120,249,755	647,738,997	112,958,212

Investment in affiliates, at value (Note 3)	1,433,943	—	1,355,082	—

Cash	24,121	22,091	24,677	222,808

Receivables:

Investment securities sold[3]	1,619,737	—	—	—

Capital shares sold	—	—	—	11,302,505

Dividends	681,622	121,662	966,056	88,375

Securities lending income	40,924	554	1,239	283
Total Assets	757,266,342	120,394,062	650,086,051	124,572,183
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	19,556,200	655,204	1,829,310	203,221

Investment securities purchased	1,373,400	—	—	11,319,539

Advisory fees (Note 3)	236,181	39,087	151,248	23,970

Service fees (Note 2)	2,740	452	2,384	377
Total Liabilities	21,168,521	694,743	1,982,942	11,547,107
NET ASSETS	$736,097,821	$119,699,319	$648,103,109	$113,025,076
NET ASSETS:

Paid-in capital	$741,380,409	$131,279,865	$523,925,494	$100,787,673

Total distributable earnings (loss)	(5,282,588)	(11,580,546)	124,177,615	12,237,403
NET ASSETS	$736,097,821	$119,699,319	$648,103,109	$113,025,076
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	20,400,000	3,450,000	6,850,000	3,500,000
Net asset value per share	$36.08	$34.70	$94.61	$32.29
[1] Includes market value of securities out on loan of:	$30,079,170	$805,812	$2,277,248	$416,084
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$33,493	—	—	—

See Notes to Financial Statements.

WisdomTree Trust	111

Statements of Operations

WisdomTree Trust

For the Year Ended March 31, 2019

	WisdomTree U.S. Dividend ex-Financials Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund	WisdomTree U.S. LargeCap Fund	WisdomTree U.S. MidCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$30,596,071	$35,562,874	$59,260,238	$4,663,550	$88,067,270

Dividends from affiliates (Note 3)	83,326	121,537	156,080	33,947	300,036

Non-cash dividends	820,606	1,599,684	1,024,956	—	1,373,312

Securities lending income (Note 2)	21,494	58,237	50,239	4,677	608,016
Total investment income	31,521,497	37,342,332	60,491,513	4,702,174	90,348,634
EXPENSES:

Advisory fees (Note 3)	3,032,755	3,608,729	5,514,528	588,799	12,602,713

Service fees (Note 2)	35,116	41,785	86,657	9,314	145,927
Total expenses	3,067,871	3,650,514	5,601,185	598,113	12,748,640
Expense waivers (Note 3)	(5,915)	(10,351)	(6,895)	(1,118)	(27,393)
Net expenses	3,061,956	3,640,163	5,594,290	596,995	12,721,247
Net investment income	28,459,541	33,702,169	54,897,223	4,105,179	77,627,387
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(37,968,205)	(32,105,853)	(34,231,732)	(5,074,624)	(93,515,427)

Investment transactions in affiliates (Note 3)	(30,518)	10,817	(574,350)	(9,351)	1,019,836

In-kind redemptions	28,735,083	50,156,892	86,947,042	12,909,935	92,191,616
Net realized gain (loss)	(9,263,640)	18,061,856	52,140,960	7,825,960	(303,975)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	17,425,122	40,169,006	77,790,304	1,098,654	147,285,061

Investment transactions in affiliates (Note 3)	208,868	490,903	269,205	53,394	1,676,878
Net increase in unrealized appreciation/depreciation	17,633,990	40,659,909	78,059,509	1,152,048	148,961,939
Net realized and unrealized gain on investments	8,370,350	58,721,765	130,200,469	8,978,008	148,657,964
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,829,891	$92,423,934	$185,097,692	$13,083,187	$226,285,351
[1] Net of foreign withholding tax of:	—	—	—	—	$1,506

See Notes to Financial Statements.

112	WisdomTree Trust

Statements of Operations (continued)

WisdomTree Trust

For the Year Ended March 31, 2019

	WisdomTree U.S. MidCap Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. Quality Shareholder Yield Fund	WisdomTree U.S. SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$18,144,628	$1,115,950	$61,338,713	$813,820	$58,937,855

Dividends from affiliates (Note 3)	79,588	1,325	—	—	281,329

Non-cash dividends	223,336	—	—	—	6,936,558

Securities lending income (Note 2)	466,686	7,150	53,997	2,616	1,970,767
Total investment income	18,914,238	1,124,425	61,392,710	816,436	68,126,509
EXPENSES:

Advisory fees (Note 3)	4,179,065	162,383	6,579,577	146,999	7,869,001

Service fees (Note 2)	48,389	2,552	103,393	1,702	91,115
Total expenses	4,227,454	164,935	6,682,970	148,701	7,960,116
Expense waivers (Note 3)	(6,643)	(72)	—	—	(31,345)
Net expenses	4,220,811	164,863	6,682,970	148,701	7,928,771
Net investment income	14,693,427	959,562	54,709,740	667,735	60,197,738
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(88,817,242)	(11,643,534)	(87,803,790)	(2,594,268)	(46,132,123)

Investment transactions in affiliates (Note 3)	43,326	1,052	—	—	(149,116)

In-kind redemptions	43,346,512	216,054	34,935,782	2,133,252	20,481,857
Net realized loss	(45,427,404)	(11,426,428)	(52,868,008)	(461,016)	(25,799,382)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	55,323,211	2,506,832	211,580,499	2,272,056	19,107,219

Investment transactions in affiliates (Note 3)	147,030	—	—	—	885,374
Net increase in unrealized appreciation/depreciation	55,470,241	2,506,832	211,580,499	2,272,056	19,992,593
Net realized and unrealized gain (loss) on investments	10,042,837	(8,919,596)	158,712,491	1,811,040	(5,806,789)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,736,264	$(7,960,034)	$213,422,231	$2,478,775	$54,390,949
[1] Net of foreign withholding tax of:	$5,523	—	—	—	$284

See Notes to Financial Statements.

WisdomTree Trust	113

Statements of Operations (concluded)

WisdomTree Trust

For the Year Ended March 31, 2019

	WisdomTree U.S. SmallCap Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. Total Dividend Fund	WisdomTree U.S. Total Market Fund
INVESTMENT INCOME:

Dividends[1]	$11,986,811	$3,065,769	$18,011,094	$1,705,157

Dividends from affiliates (Note 3)	22,164	—	34,694	—

Non-cash dividends	978,410	61,639	485,567	6,587

Securities lending income (Note 2)	617,286	55,779	29,374	5,510
Total investment income	13,604,671	3,183,187	18,560,729	1,717,254
EXPENSES:

Advisory fees (Note 3)	2,658,288	423,622	1,694,647	220,942

Service fees (Note 2)	30,780	4,905	26,630	3,472
Total expenses	2,689,068	428,527	1,721,277	224,414
Expense waivers (Note 3)	(1,520)	—	(1,979)	—
Net expenses	2,687,548	428,527	1,719,298	224,414
Net investment income	10,917,123	2,754,660	16,841,431	1,492,840
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(48,830,073)	(11,507,384)	(12,203,522)	(4,548,850)

Investment transactions in affiliates (Note 3)	(146,831)	—	(114,228)	—

In-kind redemptions	28,071,418	4,514,280	18,710,771	3,516,148
Net realized gain (loss)	(20,905,486)	(6,993,104)	6,393,021	(1,032,702)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	17,707,810	7,710,228	29,177,598	4,233,368

Investment transactions in affiliates (Note 3)	(75,744)	—	64,955	—
Net increase in unrealized appreciation/depreciation	17,632,066	7,710,228	29,242,553	4,233,368
Net realized and unrealized gain (loss) on investments	(3,273,420)	717,124	35,635,574	3,200,666
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,643,703	$3,471,784	$52,477,005	$4,693,506
[1] Net of foreign withholding tax of:	$2,323	—	—	$43

See Notes to Financial Statements.

114	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree U.S. Dividend ex-Financials Fund		WisdomTree U.S. High Dividend Fund		WisdomTree U.S. LargeCap Dividend Fund

	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$28,459,541	$28,114,605	$33,702,169	$38,363,082	$54,897,223	$50,203,846

Net realized gain (loss) on investments	(9,263,640)	68,089,943	18,061,856	97,944,451	52,140,960	106,057,521

Net increase (decrease) in unrealized appreciation/depreciation on investments	17,633,990	(45,889,978)	40,659,909	(97,797,886)	78,059,509	22,735,417
Net increase in net assets resulting from operations	36,829,891	50,314,570	92,423,934	38,509,647	185,097,692	178,996,784
DISTRIBUTIONS TO SHAREHOLDERS[1]:
Distributable earnings	(27,973,156)	(28,141,027)	(32,229,868)	(38,366,808)	(53,410,696)	(49,979,017)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	97,756,088	—	166,962,552	107,537,497	234,835,743	65,734,319

Cost of shares redeemed	(126,053,661)	(115,015,958)	(309,176,101)	(335,753,622)	(265,109,065)	(201,532,333)
Net decrease in net assets resulting from capital share transactions	(28,297,573)	(115,015,958)	(142,213,549)	(228,216,125)	(30,273,322)	(135,798,014)
Net Increase (Decrease) in Net Assets	(19,440,838)	(92,842,415)	(82,019,483)	(228,073,286)	101,413,674	(6,780,247)
NET ASSETS:

Beginning of year	$810,509,706	$903,352,121	$1,035,295,181	$1,263,368,467	$1,933,551,675	$1,940,331,922

End of year[2]	$791,068,868	$810,509,706	$953,275,698	$1,035,295,181	$2,034,965,349	$1,933,551,675
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	9,600,000	10,950,000	15,200,000	18,450,000	21,850,000	23,400,000

Shares created	1,250,000	—	2,500,000	1,500,000	2,750,000	750,000

Shares redeemed	(1,600,000)	(1,350,000)	(4,550,000)	(4,750,000)	(3,000,000)	(2,300,000)
Shares outstanding, end of year	9,250,000	9,600,000	13,150,000	15,200,000	21,600,000	21,850,000

[1] Amounts for the fiscal year ended March 31, 2018 have been reclassified to match the current fiscal year presentation which conforms to the “Disclosure Update and Simplification” amendments adopted by the SEC and which became effective November 5, 2018. The amounts shown for the fiscal year ended March 31, 2018 represents a distribution entirely from net investment income. See Note 7 in the Notes to Financial Statements for more information.

[2] The “Disclosure Update and Simplification” amendments adopted by the SEC removed the requirement to disclose the amounts pertaining to undistributed (distributions in excess of) net investment income included in net assets for the current fiscal year ended March 31, 2019. The undistributed (distributions in excess of) net investment income included in the net assets for the fiscal year ended March 31, 2018 were as follows:

Undistributed(Distributions in excess of) net investment income included in the net assets		$—		$(1,168)		$224,829

See Notes to Financial Statements.

WisdomTree Trust	115

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. LargeCap Fund			WisdomTree U.S. MidCap Dividend Fund		WisdomTree U.S. MidCap Fund

	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018		For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$4,105,179	$2,760,132		$77,627,387	$67,562,271	$14,693,427	$11,328,673

Net realized gain (loss) on investments	7,825,960	5,573,933		(303,975)	151,602,232	(45,427,404)	79,550,348

Net increase (decrease) in unrealized appreciation/depreciation on investments	1,152,048	8,714,316		148,961,939	(11,367,758)	55,470,241	(2,203,034)
Net increase in net assets resulting from operations	13,083,187	17,048,381		226,285,351	207,796,745	24,736,264	88,675,987
DISTRIBUTIONS TO SHAREHOLDERS[2]:
Distributable earnings	(4,134,218)	(2,586,608)		(73,682,291)	(66,312,628)	(15,362,214)	(10,100,147)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	84,643,974	41,622,216		840,413,736	517,345,920	223,804,927	265,962,766

Cost of shares redeemed	(38,554,537)	(1,525,680)		(323,811,148)	(416,912,058)	(170,031,971)	(104,207,220)

Payment by sub-advisor	—	—		—	—	—	621
Net increase in net assets resulting from capital share transactions	46,089,437	40,096,536		516,602,588	100,433,862	53,772,956	161,756,167
Net Increase in Net Assets	55,038,406	54,558,309		669,205,648	241,917,979	63,147,006	240,332,007
NET ASSETS:

Beginning of year	$184,812,748	$130,254,439		$3,064,477,039	$2,822,559,060	$1,035,164,430	$794,832,423

End of year[3]	$239,851,154	$184,812,748		$3,733,682,687	$3,064,477,039	$1,098,311,436	$1,035,164,430
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	6,100,000	4,800,000	[1]	89,850,000	86,850,000 [1]	26,800,000	22,550,000

Shares created	2,800,000	1,350,000	[1]	24,500,000	15,200,000 [1]	6,000,000	6,900,000

Shares redeemed	(1,350,000)	(50,000)[1]		(9,950,000)	(12,200,000)[1]	(4,850,000)	(2,650,000)
Shares outstanding, end of year	7,550,000	6,100,000	[1]	104,400,000	89,850,000 [1]	27,950,000	26,800,000
[1] Shares were adjusted to reflect a 3:1 stock split effective November 10, 2017.

[2] Amounts for the fiscal year ended March 31, 2018 have been reclassified to match the current fiscal year presentation which conforms to the “Disclosure Update and Simplification” amendments adopted by the SEC and which became effective November 5, 2018. The amounts shown for the fiscal year ended March 31, 2018 represents a distribution entirely from net investment income. See Note 7 in the Notes to Financial Statements for more information.

[3] The “Disclosure Update and Simplification” amendments adopted by the SEC removed the requirement to disclose the amounts pertaining to undistributed (distributions in excess of) net investment income included in net assets for the current fiscal year ended March 31, 2019. The undistributed net investment income included in the net assets for the fiscal year ended March 31, 2018 were as follows:

Undistributednet investment income included in the net assets		$171,084			$1,247,018		$1,228,287

See Notes to Financial Statements.

116	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. Multifactor Fund		WisdomTree U.S. Quality Dividend Growth Fund		WisdomTree U.S. Quality Shareholder Yield Fund

	For the Year Ended March 31, 2019	For the Period June 29, 2017* through March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$959,562	$41,000	$54,709,740	$34,389,062	$667,735	$669,721

Net realized gain (loss) on investments	(11,426,428)	211,928	(52,868,008)	135,463,606	(461,016)	8,337,573

Net increase (decrease) in unrealized appreciation/depreciation on investments	2,506,832	76,888	211,580,499	59,521,255	2,272,056	(2,235,918)
Net increase (decrease) in net assets resulting from operations	(7,960,034)	329,816	213,422,231	229,373,923	2,478,775	6,771,376
DISTRIBUTIONS TO SHAREHOLDERS[1]:
Distributable earnings	(905,199)	(35,735)	(54,505,786)	(34,344,320)	(676,737)	(642,537)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	204,488,667	8,103,820	813,059,228	1,022,866,864	7,819,793	—

Cost of shares redeemed	(86,725,156)	(2,815,624)	(255,919,617)	(444,009,619)	(15,975,374)	(21,380,227)

Payment by sub-advisor	—	—	—	1,034	—	—
Net increase (decrease) in net assets resulting from capital share transactions	117,763,511	5,288,196	557,139,611	578,858,279	(8,155,581)	(21,380,227)
Net Increase (Decrease) in Net Assets	108,898,278	5,582,277	716,056,056	773,887,882	(6,353,543)	(15,251,388)
NET ASSETS:

Beginning of period	$5,582,377	$100	$2,064,305,320	$1,290,417,438	$44,466,470	$59,717,858

End of period[2]	$114,480,655	$5,582,377	$2,780,361,376	$2,064,305,320	$38,112,927	$44,466,470
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	200,000	4	51,200,000	36,400,000	550,000	850,000

Shares created	6,900,000	300,000	20,200,000	25,950,000	100,000	—

Shares redeemed	(3,150,000)	(100,004)	(6,800,000)	(11,150,000)	(200,000)	(300,000)
Shares outstanding, end of period	3,950,000	200,000	64,600,000	51,200,000	450,000	550,000
* Commencement of operations.

[1] Amounts for the fiscal year or period ended March 31, 2018 have been reclassified to match the current fiscal year presentation which conforms to the “Disclosure Update and Simplification” amendments adopted by the SEC and which became effective November 5, 2018. The amounts shown for the fiscal year or period ended March 31, 2018 represents a distribution entirely from net investment income. See Note 7 in the Notes to Financial Statements for more information.

[2] The “Disclosure Update and Simplification” amendments adopted by the SEC removed the requirement to disclose the amounts pertaining to undistributed (distributions in excess of) net investment income included in net assets for the current fiscal year ended March 31, 2019. The undistributed net investment income included in the net assets for the fiscal year or period ended March 31, 2018 were as follows:

Undistributednet investment income included in the net assets		$5,315		$480,177		$27,184

See Notes to Financial Statements.

WisdomTree Trust	117

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. SmallCap Dividend Fund		WisdomTree U.S. SmallCap Fund		WisdomTree U.S. SmallCap Quality Dividend Growth Fund

	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$60,197,738	$58,231,812	$10,917,123	$5,688,283	$2,754,660	$2,294,545

Net realized gain (loss) on investments	(25,799,382)	166,312,516	(20,905,486)	45,082,430	(6,993,104)	6,643,829

Net increase (decrease) in unrealized appreciation/depreciation on investments	19,992,593	(128,397,813)	17,632,066	7,485,991	7,710,228	(2,756,291)
Net increase in net assets resulting from operations	54,390,949	96,146,515	7,643,703	58,256,704	3,471,784	6,182,083
DISTRIBUTIONS TO SHAREHOLDERS[2]:
Distributable earnings	(57,474,162)	(57,037,610)	(10,921,376)	(5,289,781)	(2,704,131)	(2,305,555)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	224,869,870	319,890,735	235,765,480	114,044,143	53,170,662	38,327,495

Cost of shares redeemed	(99,358,936)	(369,197,048)	(85,389,190)	(68,383,642)	(35,299,166)	(43,641,576)

Payment by sub-advisor	—	1,245	—	2,213	—	—
Net increase (decrease) in net assets resulting from capital share transactions	125,510,934	(49,305,068)	150,376,290	45,662,714	17,871,496	(5,314,081)
Net Increase (Decrease) in Net Assets	122,427,721	(10,196,163)	147,098,617	98,629,637	18,639,149	(1,437,553)
NET ASSETS:

Beginning of year	$1,965,277,318	$1,975,473,481	$588,999,204	$490,369,567	$101,060,170	$102,497,723

End of year[3]	$2,087,705,039	$1,965,277,318	$736,097,821	$588,999,204	$119,699,319	$101,060,170
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	71,650,000	73,500,000 [1]	16,500,000	15,250,000	2,950,000	3,100,000

Shares created	7,800,000	11,300,000 [1]	6,500,000	3,200,000	1,600,000	1,100,000

Shares redeemed	(3,650,000)	(13,150,000)[1]	(2,600,000)	(1,950,000)	(1,100,000)	(1,250,000)
Shares outstanding, end of year	75,800,000	71,650,000 [1]	20,400,000	16,500,000	3,450,000	2,950,000
[1] Shares were adjusted to reflect a 3:1 stock split effective November 10, 2017.

[2] Amounts for the fiscal year ended March 31, 2018 have been reclassified to match the current fiscal year presentation which conforms to the “Disclosure Update and Simplification” amendments adopted by the SEC and which became effective November 5, 2018. The amounts shown for the fiscal year ended March 31, 2018 represents a distribution entirely from net investment income. See Note 7 in the Notes to Financial Statements for more information.

[3] The “Disclosure Update and Simplification” amendments adopted by the SEC removed the requirement to disclose the amounts pertaining to undistributed (distributions in excess of) net investment income included in net assets for the current fiscal year ended March 31, 2019. The undistributed net investment income included in the net assets for the fiscal year ended March 31, 2018 were as follows:

Undistributednet investment income included in the net assets		$1,179,069		$377,733		$36,508

See Notes to Financial Statements.

118	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree U.S. Total Dividend Fund		WisdomTree U.S. Total Market Fund

	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$16,841,431	$15,428,675	$1,492,840	$1,170,571

Net realized gain (loss) on investments	6,393,021	39,340,204	(1,032,702)	5,272,800

Net increase (decrease) in unrealized appreciation/depreciation on investments	29,242,553	(4,054,877)	4,233,368	1,491,776
Net increase in net assets resulting from operations	52,477,005	50,714,002	4,693,506	7,935,147
DISTRIBUTIONS TO SHAREHOLDERS[2]:
Distributable earnings	(16,303,635)	(15,363,975)	(1,733,962)	(1,103,114)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	76,547,498	30,667,395	51,103,813	4,955,325

Cost of shares redeemed	(43,849,267)	(58,290,258)	(10,984,580)	(4,595,880)

Payment by sub-advisor	—	662	—	—
Net increase (decrease) in net assets resulting from capital share transactions	32,698,231	(27,622,201)	40,119,233	359,445
Net Increase in Net Assets	68,871,601	7,727,826	43,078,777	7,191,478
NET ASSETS:

Beginning of year	$579,231,508	$571,503,682	$69,946,299	$62,754,821

End of year[3]	$648,103,109	$579,231,508	$113,025,076	$69,946,299
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	6,500,000	6,800,000	2,250,000	2,250,000	[1]

Shares created	850,000	350,000	1,600,000	150,000	[1]

Shares redeemed	(500,000)	(650,000)	(350,000)	(150,000)[1]
Shares outstanding, end of year	6,850,000	6,500,000	3,500,000	2,250,000	[1]
[1] Shares were adjusted to reflect a 3:1 stock split effective November 10, 2017.

[2] Amounts for the fiscal year ended March 31, 2018 have been reclassified to match the current fiscal year presentation which conforms to the “Disclosure Update and Simplification” amendments adopted by the SEC and which became effective November 5, 2018. The amounts shown for the fiscal year ended March 31, 2018 represents a distribution entirely from net investment income. See Note 7 in the Notes to Financial Statements for more information.

[3] The “Disclosure Update and Simplification” amendments adopted by the SEC removed the requirement to disclose the amounts pertaining to undistributed (distributions in excess of) net investment income included in net assets for the current fiscal year ended March 31, 2019. The undistributed net investment income included in the net assets for the fiscal year ended March 31, 2018 were as follows:

Undistributednet investment income included in the net assets		$60,597		$66,563

See Notes to Financial Statements.

WisdomTree Trust	119

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Dividend ex-Financials Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$84.43	$82.50	$75.41	$75.82	$70.27
Investment operations:

Net investment income[1]	3.06	2.73	2.52	2.46	2.47

Net realized and unrealized gain (loss)	1.05	1.96	7.31	(0.38)	5.38
Total from investment operations	4.11	4.69	9.83	2.08	7.85
Dividends and distributions to shareholders:

Net investment income	(2.96)	(2.76)	(2.69)	(2.49)	(2.30)

Capital gains	(0.06)	—	—	—	—

Return of capital	—	—	(0.05)	—	—
Total dividends and distributions to shareholders	(3.02)	(2.76)	(2.74)	(2.49)	(2.30)
Net asset value, end of year	$85.52	$84.43	$82.50	$75.41	$75.82

TOTAL RETURN[2]	4.99%	5.71%	13.27%	2.96%	11.27%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$791,069	$810,510	$903,352	$916,193	$1,250,987

Ratios to average net assets[3] of:

Expenses[4]	0.38%	0.38%	0.38%	0.38%	0.39%[5]

Net investment income	3.57%	3.22%	3.21%	3.39%	3.34%
Portfolio turnover rate[6]	32%	34%	33%	32%	32%

WisdomTree U.S. High Dividend Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$68.11	$68.48	$63.29	$60.74	$56.57
Investment operations:

Net investment income[1]	2.49	2.21	2.10	2.10	1.95

Net realized and unrealized gain (loss)	4.28	(0.34)	5.39	2.50	4.03
Total from investment operations	6.77	1.87	7.49	4.60	5.98
Dividends to shareholders:

Net investment income	(2.39)	(2.24)	(2.30)	(2.05)	(1.81)
Net asset value, end of year	$72.49	$68.11	$68.48	$63.29	$60.74

TOTAL RETURN[2]	10.15%	2.69%	12.02%	7.88%	10.64%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$953,276	$1,035,295	$1,263,368	$1,025,362	$1,059,849

Ratios to average net assets[3] of:

Expenses[4]	0.38%	0.38%[7]	0.38%[7]	0.38%[7]	0.39%[8]

Net investment income	3.55%	3.17%	3.17%	3.53%	3.25%
Portfolio turnover rate[6]	20%	17%	23%	20%	27%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.38%.

See Notes to Financial Statements.

120	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. LargeCap Dividend Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$88.49	$82.92	$73.42	$73.27	$67.60
Investment operations:

Net investment income[1]	2.54	2.22	2.04	2.01	1.86

Net realized and unrealized gain	5.66	5.57	9.63	0.13	5.59
Total from investment operations	8.20	7.79	11.67	2.14	7.45
Dividends to shareholders:

Net investment income	(2.48)	(2.22)	(2.17)	(1.99)	(1.78)
Net asset value, end of year	$94.21	$88.49	$82.92	$73.42	$73.27

TOTAL RETURN[2]	9.44%	9.44%	16.13%	3.04%	11.08%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$2,034,965	$1,933,552	$1,940,332	$1,725,259	$2,106,618

Ratios to average net assets[3] of:

Expenses[4]	0.28%	0.28%	0.28%	0.28%	0.29%[5]

Net investment income	2.79%	2.54%	2.63%	2.81%	2.59%
Portfolio turnover rate[6]	11%	10%	11%	11%	12%

WisdomTree U.S. LargeCap Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[7]	For the Year Ended March 31, 2017[7]	For the Year Ended March 31, 2016[7]	For the Year Ended March 31, 2015[7]
Net asset value, beginning of year	$30.30	$27.14	$23.22	$23.83	$21.80
Investment operations:

Net investment income[1]	0.60	0.53	0.48	0.49	0.45

Net realized and unrealized gain (loss)	1.46	3.11	3.95	(0.60)	2.00
Total from investment operations	2.06	3.64	4.43	(0.11)	2.45
Dividends to shareholders:

Net investment income	(0.59)	(0.48)	(0.51)	(0.50)	(0.42)
Net asset value, end of year	$31.77	$30.30	$27.14	$23.22	$23.83

TOTAL RETURN[2]	6.93%	13.49%	19.31%	(0.45)%	11.28%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$239,851	$184,813	$130,254	$118,412	$139,386

Ratios to average net assets[3] of:

Expenses	0.28%[4]	0.28%[4]	0.28%	0.28%[4]	0.29%[4,5]

Net investment income	1.94%	1.80%	1.94%	2.11%	1.93%
Portfolio turnover rate[6]	14%	17%	19%	18%	16%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.28%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

See Notes to Financial Statements.

WisdomTree Trust	121

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. MidCap Dividend Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[1]	For the Year Ended March 31, 2017[1]	For the Year Ended March 31, 2016[1]	For the Year Ended March 31, 2015[1]
Net asset value, beginning of year	$34.11	$32.50	$28.69	$28.68	$25.66
Investment operations:

Net investment income[2]	0.82	0.76	0.78	0.71	0.72

Net realized and unrealized gain	1.61	1.59	3.89	0.08	2.95
Total from investment operations	2.43	2.35	4.67	0.79	3.67
Dividends and distributions to shareholders:

Net investment income	(0.78)	(0.74)	(0.86)	(0.68)	(0.65)

Capital gains	—	—	—	(0.10)	—
Total dividends and distributions to shareholders	(0.78)	(0.74)	(0.86)	(0.78)	(0.65)
Net asset value, end of year	$35.76	$34.11	$32.50	$28.69	$28.68

TOTAL RETURN[3]	7.21%	7.30%	16.52%	2.98%	14.46%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$3,733,683	$3,064,477	$2,822,559	$1,609,484	$1,595,896

Ratios to average net assets[4] of:

Expenses[5]	0.38%	0.38%[6]	0.38%[6]	0.38%	0.39%[7]

Net investment income	2.34%	2.26%	2.56%	2.60%	2.65%
Portfolio turnover rate[8]	27%	27%	33%	32%	30%

WisdomTree U.S. MidCap Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017[9]	For the Year Ended March 31, 2016[9]	For the Year Ended March 31, 2015[9]
Net asset value, beginning of year	$38.63	$35.25	$30.07	$32.14	$29.58
Investment operations:

Net investment income[2]	0.53	0.47	0.50	0.40	0.42

Net realized and unrealized gain (loss)	0.68	3.32	5.25	(2.10)	2.52
Total from investment operations	1.21	3.79	5.75	(1.70)	2.94
Dividends and distributions to shareholders:

Net investment income	(0.54)	(0.41)	(0.54)	(0.37)	(0.38)

Return of capital	—	—	(0.03)	—	—
Total dividends and distributions to shareholders	(0.54)	(0.41)	(0.57)	(0.37)	(0.38)
Net asset value, end of year	$39.30	$38.63	$35.25	$30.07	$32.14

TOTAL RETURN[3]	3.22%	10.77%[10]	19.31%	(5.29)%	9.99%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$1,098,311	$1,035,164	$794,832	$662,944	$737,532

Ratios to average net assets[4] of:

Expenses[5]	0.38%	0.38%	0.38%	0.38%	0.39%[11]

Net investment income	1.34%	1.25%	1.54%	1.32%	1.37%
Portfolio turnover rate[8]	36%	45%	42%	40%	36%
[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.38%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Per share amounts were adjusted to reflect a 3:1 stock split effective February 6, 2017.

[10]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[11]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

See Notes to Financial Statements.

122	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Multifactor Fund	For the Year Ended March 31, 2019	For the Period June 29, 2017* through March 31, 2018
Net asset value, beginning of period	$27.91	$24.75
Investment operations:

Net investment income[1]	0.47	0.34

Net realized and unrealized gain	0.97	3.09
Total from investment operations	1.44	3.43
Dividends to shareholders:

Net investment income	(0.37)	(0.27)
Net asset value, end of period	$28.98	$27.91

TOTAL RETURN[2]	5.25%	13.90%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$114,481	$5,582

Ratios to average net assets of:

Expenses	0.28%[3,9]	0.28%[4]

Net investment income	1.65%[9]	1.66%[4]
Portfolio turnover rate[5]	179%	143%

WisdomTree U.S. Quality Dividend Growth Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$40.32	$35.45	$31.25	$31.23	$27.95
Investment operations:

Net investment income[1]	0.97	0.78	0.73	0.70	0.66

Net realized and unrealized gain (loss)	2.71	4.84	4.20	(0.02)	3.21
Total from investment operations	3.68	5.62	4.93	0.68	3.87
Dividends and distributions to shareholders:

Net investment income	(0.93)	(0.75)	(0.73)	(0.66)	(0.59)

Capital gains	(0.03)	—	—	—	(0.00)[6]
Total dividends and distributions to shareholders	(0.96)	(0.75)	(0.73)	(0.66)	(0.59)
Net asset value, end of year	$43.04	$40.32	$35.45	$31.25	$31.23

TOTAL RETURN[2]	9.25%	15.95%[7]	15.99%	2.25%	13.94%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$2,780,361	$2,064,305	$1,290,417	$595,351	$448,158

Ratios to average net assets of:

Expenses	0.28%	0.28%	0.28%	0.28%	0.29%[8]

Net investment income	2.33%	1.99%	2.22%	2.30%	2.19%
Portfolio turnover rate[5]	29%	29%	29%	32%	35%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Multifactor Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	Amount represents less than $0.005.

[7]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.28%.

[9]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

See Notes to Financial Statements.

WisdomTree Trust	123

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Quality Shareholder Yield Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[1]	For the Year Ended March 31, 2017[1]	For the Year Ended March 31, 2016[1]	For the Year Ended March 31, 2015[1]
Net asset value, beginning of year	$80.85	$70.26	$62.76	$66.28	$58.57
Investment operations:

Net investment income[2]	1.43	1.14	0.92	1.06	0.88

Net realized and unrealized gain (loss)	3.89	10.59	7.55	(3.70)	7.71
Total from investment operations	5.32	11.73	8.47	(2.64)	8.59
Dividends to shareholders:

Net investment income	(1.47)	(1.14)	(0.97)	(0.88)	(0.88)
Net asset value, end of year	$84.70	$80.85	$70.26	$62.76	$66.28

TOTAL RETURN[3]	6.70%	16.77%	13.61%	(4.00)%	14.73%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$38,113	$44,466	$59,718	$138,062	$26,511

Ratios to average net assets of:

Expenses	0.38%	0.38%[4,5]	0.38%[4]	0.38%[4,5]	0.39%[4,5,6]

Net investment income	1.73%	1.48%[4]	1.42%[4]	1.68%[4]	1.42%[4]
Portfolio turnover rate[7]	54%	82%	106%	85%	63%

WisdomTree U.S. SmallCap Dividend Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[8]	For the Year Ended March 31, 2017[8]	For the Year Ended March 31, 2016[8]	For the Year Ended March 31, 2015[8]
Net asset value, beginning of year	$27.43	$26.88	$22.91	$23.99	$22.78
Investment operations:

Net investment income[2]	0.82	0.81	0.70	0.69	0.66

Net realized and unrealized gain (loss)	0.08	0.53	4.09	(1.13)	1.20
Total from investment operations	0.90	1.34	4.79	(0.44)	1.86
Dividends to shareholders:

Net investment income	(0.79)	(0.79)	(0.82)	(0.64)	(0.65)
Net asset value, end of year	$27.54	$27.43	$26.88	$22.91	$23.99

TOTAL RETURN[3]	3.25%	5.02%[9]	21.21%	(1.69)%	8.33%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$2,087,705	$1,965,277	$1,975,473	$1,216,658	$1,248,932

Ratios to average net assets[4] of:

Expenses[5]	0.38%	0.38%	0.38%	0.38%	0.39%[6]

Net investment income	2.91%	2.93%	2.75%	3.10%	2.86%
Portfolio turnover rate[7]	26%	36%	44%	33%	33%
[1]

The information reflects the investment objective and strategy of the WisdomTree U.S. LargeCap Value Fund through December 17, 2017 and the investment objective and strategy of the WisdomTree U.S. Quality Shareholder Yield Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[7]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

[9]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

124	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. SmallCap Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017[1]	For the Year Ended March 31, 2016[1]	For the Year Ended March 31, 2015[1]
Net asset value, beginning of year	$35.70	$32.16	$25.69	$28.14	$27.13
Investment operations:

Net investment income[2]	0.58	0.37	0.31	0.34	0.33

Net realized and unrealized gain (loss)	0.38	3.51	6.53	(2.48)	0.99
Total from investment operations	0.96	3.88	6.84	(2.14)	1.32
Dividends to shareholders:

Net investment income	(0.58)	(0.34)	(0.37)	(0.31)	(0.31)
Net asset value, end of year	$36.08	$35.70	$32.16	$25.69	$28.14

TOTAL RETURN[3]	2.72%	12.09%[4]	26.75%	(7.60)%	4.89%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$736,098	$588,999	$490,370	$369,965	$422,121

Ratios to average net assets[5] of:

Expenses[6]	0.38%	0.38%	0.38%	0.38%	0.39%[7]

Net investment income	1.56%	1.08%	1.06%	1.31%	1.24%
Portfolio turnover rate[8]	45%	48%	51%	43%	43%

WisdomTree U.S. SmallCap Quality Dividend Growth Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$34.26	$33.06	$28.17	$30.12	$28.43
Investment operations:

Net investment income[2]	0.88	0.76	0.74	0.67	0.65

Net realized and unrealized gain (loss)	0.41	1.21	4.87	(2.02)	1.69
Total from investment operations	1.29	1.97	5.61	(1.35)	2.34
Dividends and distributions to shareholders:

Net investment income	(0.85)	(0.77)	(0.72)	(0.60)	(0.65)

Capital gains	—	—	—	—	(0.00)[9]
Total dividends and distributions to shareholders	(0.85)	(0.77)	(0.72)	(0.60)	(0.65)
Net asset value, end of year	$34.70	$34.26	$33.06	$28.17	$30.12

TOTAL RETURN[3]	3.81%	5.97%	20.12%	(4.42)%	8.37%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$119,699	$101,060	$102,498	$35,208	$22,594

Ratios to average net assets of:

Expenses	0.38%	0.38%	0.38%	0.38%	0.39%[7]

Net investment income	2.47%	2.24%	2.35%	2.43%	2.30%
Portfolio turnover rate[8]	42%	51%	56%	50%	53%
[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective February 6, 2017.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. SmallCap Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Amount represents less than $0.005.

See Notes to Financial Statements.

WisdomTree Trust	125

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Total Dividend Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$89.11	$84.04	$74.24	$74.25	$68.29
Investment operations:

Net investment income[1]	2.56	2.27	2.07	2.04	1.91

Net realized and unrealized gain (loss)	5.41	5.05	9.97	(0.03)	5.86
Total from investment operations	7.97	7.32	12.04	2.01	7.77
Dividends to shareholders:

Net investment income	(2.47)	(2.25)	(2.24)	(2.02)	(1.81)
Net asset value, end of year	$94.61	$89.11	$84.04	$74.24	$74.25

TOTAL RETURN[2]	9.10%	8.76%[3]	16.47%	2.84%	11.47%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$648,103	$579,232	$571,504	$493,708	$582,862

Ratios to average net assets[4] of:

Expenses[5]	0.28%	0.28%[6]	0.28%[6]	0.28%[6]	0.29%[7]

Net investment income	2.78%	2.56%	2.63%	2.83%	2.64%
Portfolio turnover rate[8]	11%	11%	12%	12%	13%

WisdomTree U.S. Total Market Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[9]	For the Year Ended March 31, 2017[9]	For the Year Ended March 31, 2016[9]	For the Year Ended March 31, 2015[9]
Net asset value, beginning of year	$31.09	$27.89	$23.83	$24.65	$22.60
Investment operations:

Net investment income[1]	0.60	0.53	0.48	0.48	0.45

Net realized and unrealized gain (loss)	1.29	3.17	4.10	(0.78)	2.01
Total from investment operations	1.89	3.70	4.58	(0.30)	2.46
Dividends and distributions to shareholders:

Net investment income	(0.69)	(0.50)	(0.51)	(0.52)	(0.41)

Return of capital	—	—	(0.01)	—	—
Total dividends and distributions to shareholders	(0.69)	(0.50)	(0.52)	(0.52)	(0.41)
Net asset value, end of year	$32.29	$31.09	$27.89	$23.83	$24.65

TOTAL RETURN[2]	6.34%	13.31%	19.39%	(1.18)%	10.93%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$113,025	$69,946	$62,755	$57,204	$107,209

Ratios to average net assets of:

Expenses	0.28%	0.28%	0.28%	0.28%	0.29%[10]

Net investment income	1.89%	1.75%	1.87%	2.00%	1.88%
Portfolio turnover rate[8]	22%	22%	19%	12%	16%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Total Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.28%.

[8]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

[10]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.28%.

See Notes to Financial Statements.

126	WisdomTree Trust

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of March 31, 2019, the Trust consisted of 76 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree U.S. Dividend ex-Financials Fund (“U.S. Dividend ex-Financials Fund’’)	June 16, 2006
WisdomTree U.S. High Dividend Fund (“U.S. High Dividend Fund’’)	June 16, 2006
WisdomTree U.S. LargeCap Dividend Fund (“U.S. LargeCap Dividend Fund’’)	June 16, 2006
WisdomTree U.S. LargeCap Fund (“U.S. LargeCap Fund’’) (formerly, WisdomTree U.S. Earnings 500 Fund)	February 23, 2007
WisdomTree U.S. MidCap Dividend Fund (“U.S. MidCap Dividend Fund’’)	June 16, 2006
WisdomTree U.S. MidCap Fund (“U.S. MidCap Fund’’) (formerly, WisdomTree U.S. MidCap Earnings Fund)	February 23, 2007
WisdomTree U.S. Multifactor Fund (“U.S. Multifactor Fund’’)	June 29, 2017
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund’’)	May 22, 2013
WisdomTree U.S. Quality Shareholder Yield Fund (“U.S. Quality Shareholder Yield Fund’’)	February 23, 2007
WisdomTree U.S. SmallCap Dividend Fund (“U.S. SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree U.S. SmallCap Fund (“U.S. SmallCap Fund’’) (formerly, WisdomTree U.S. SmallCap Earnings Fund)	February 23, 2007
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund’’)	July 25, 2013
WisdomTree U.S. Total Dividend Fund (“U.S. Total Dividend Fund’’)	June 16, 2006
WisdomTree U.S. Total Market Fund (“U.S. Total Market Fund’’) (formerly, WisdomTree U.S. Total Earnings Fund)	February 23, 2007

Each Fund, except the WisdomTree U.S. Quality Shareholder Yield Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). The WisdomTree U.S. Quality Shareholder Yield Fund is actively managed using a rules-based model approach seeking income and capital appreciation. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including

WisdomTree Trust	127

Notes to Financial Statements (continued)

preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar

128	WisdomTree Trust

Notes to Financial Statements (continued)

valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing each Fund’s assets:

U.S. Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$783,986,086	$—	$—
Exchange-Traded Funds	5,457,727	—	—
Total	$789,443,813	$—	$—

U.S. High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$944,404,544	$—	$—
Exchange-Traded Fund	6,952,088	—	—
Investment of Cash Collateral for Securities Loaned	—	2,952,420	—
Total	$951,356,632	$2,952,420	$—

U.S. LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,024,240,890	$—	$—
Exchange-Traded Fund	7,208,819	—	—
Investment of Cash Collateral for Securities Loaned	—	561,537	—
Total	$2,031,449,709	$561,537	$—

U.S. LargeCap Fund	Level 1	Level 2	Level 3
Common Stocks*	$239,157,858	$—	$—
Exchange-Traded Fund	535,191	—	—
Investment of Cash Collateral for Securities Loaned	—	56,980	—
Total	$239,693,049	$56,980	$—

U.S. MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,708,414,922	$—	$—
Exchange-Traded Fund	18,835,332	—	—
Investment of Cash Collateral for Securities Loaned	—	66,221,701	—
Total	$3,727,250,254	$66,221,701	$—

U.S. MidCap Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,093,591,937	$—	$—
Exchange-Traded Fund	3,984,501	—	—
Investment of Cash Collateral for Securities Loaned	—	1,864,173	—
Total	$1,097,576,438	$1,864,173	$—

U.S. Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$115,590,042	$—	$—
Total	$115,590,042	$—	$—

WisdomTree Trust	129

Notes to Financial Statements (continued)

U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,774,767,669	$—	$—
Total	$2,774,767,669	$—	$—

U.S. Quality Shareholder Yield Fund	Level 1	Level 2	Level 3
Common Stocks*	$38,072,742	$—	$—
Total	$38,072,742	$—	$—

U.S. SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,063,730,452	$—	$—
Exchange-Traded Fund	18,990,782	—	—
Rights	—	—	46,058	**
Investment of Cash Collateral for Securities Loaned	—	52,465,765	—
Total	$2,082,721,234	$52,465,765	$46,058

U.S. SmallCap Fund	Level 1	Level 2	Level 3
Common Stocks*	$733,903,720	—	—
Exchange-Traded Fund	1,433,943	—	—
Rights	—	—	6,075	**
Investment of Cash Collateral for Securities Loaned	—	19,556,200	—
Total	$735,337,663	$19,556,200	$6,075

U.S. SmallCap Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$119,594,551	$—	$—
Investment of Cash Collateral for Securities Loaned	—	655,204	—
Total	$119,594,551	$655,204	$—

U.S. Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$645,909,687	$—	$—
Exchange-Traded Fund	1,355,082	—	—
Investment of Cash Collateral for Securities Loaned	—	1,829,310	—
Total	$647,264,769	$1,829,310	$—

U.S. Total Market Fund	Level 1	Level 2	Level 3
Common Stocks*	$112,754,991	$—	$—
Investment of Cash Collateral for Securities Loaned	—	203,221	—
Total	$112,754,991	$203,221	$—
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.

**	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

During the fiscal year ended March 31, 2019, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

130	WisdomTree Trust

Notes to Financial Statements (continued)

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master

WisdomTree Trust	131

Notes to Financial Statements (continued)

netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to the Lending Agreement or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions, if any at March 31, 2019, are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2019, certain of the Funds had securities on loan and the value of the related collateral received by each of those Funds exceeded the value of the securities loaned by each of those Funds. The value of the securities loaned by each Fund is located in the Statements of Assets and Liabilities in “Investments in securities, at value” and also in the footnotes below the Schedules of Investments. In addition, a breakout of the total amount of cash and non-cash securities lending collateral received is located in the footnotes below the Schedules of Investments.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and

132	WisdomTree Trust

Notes to Financial Statements (continued)

counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
U.S. Dividend ex-Financials Fund	0.38%
U.S. High Dividend Fund	0.38%
U.S. LargeCap Dividend Fund	0.28%
U.S. LargeCap Fund	0.08%*
U.S. MidCap Dividend Fund	0.38%
U.S. MidCap Fund	0.38%
U.S. Multifactor Fund	0.28%
U.S. Quality Dividend Growth Fund	0.28%
U.S. Quality Shareholder Yield Fund	0.38%
U.S. SmallCap Dividend Fund	0.38%
U.S. SmallCap Fund	0.38%
U.S. SmallCap Quality Dividend Growth Fund	0.38%
U.S. Total Dividend Fund	0.28%
U.S. Total Market Fund	0.28%
*	From April 1, 2018 through March 28, 2019 the advisory fee rate was 0.28%.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations in “Expense waivers”.

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the fiscal year ended March 31, 2019 are as follows:

Fund	Value at 3/31/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2019	Dividend Income
U.S. Dividend ex-Financials Fund
U.S. LargeCap Dividend Fund	$911,447	$8,303,033	$6,581,655	$(25,503)	$120,630	$2,727,952	$47,856
U.S. MidCap Dividend Fund	916,770	8,302,140	6,572,358	(5,015)	88,238	2,729,775	35,470
Total	$1,828,217	$16,605,173	$13,154,013	$(30,518)	$208,868	$5,457,727	$83,326
U.S. High Dividend Fund
U.S. Total Dividend Fund	$3,058,050	$14,891,459	$11,499,141	$10,817	$490,903	$6,952,088	$121,537
U.S. LargeCap Dividend Fund
U.S. Total Dividend Fund	$—	$35,707,655	$28,193,691	$(574,350)	$269,205	$7,208,819	$156,080
U.S. LargeCap Fund
U.S. High Dividend Fund	$204,565	$3,331,854	$3,045,271	$(9,351)	$53,394	$535,191	$33,947
U.S. MidCap Dividend Fund
U.S. LargeCap Dividend Fund	$1,487,251	$63,381,222	$48,729,855	$1,019,836	$1,676,878	$18,835,332	$300,036
U.S. MidCap Fund
U.S. MidCap Dividend Fund	$2,110,629	$9,333,111	$7,649,595	$43,326	$147,030	$3,984,501	$79,588
U.S. Multifactor Fund
U.S. Quality Dividend Growth Fund	$—	$333,034	$334,086	$1,052	$—	$—	$1,325
U.S. SmallCap Dividend Fund
U.S. MidCap Dividend Fund	$10,549,153	$39,860,860	$32,155,489	$(149,116)	$885,374	$18,990,782	$281,329
U.S. SmallCap Fund
U.S. MidCap Fund	$681,155	$12,476,916	$11,501,553	$(146,831)	$(75,744)	$1,433,943	$22,164
U.S. Total Dividend Fund
U.S. Total Market Fund	$11,117	$8,711,962	$7,318,724	$(114,228)	$64,955	$1,355,082	$34,694

WisdomTree Trust	133

Notes to Financial Statements (continued)

Related Party Transactions — WTAM or its affiliates may from time to time own shares of a Fund. As of March 31, 2019, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends and distributions paid to WTAM on Fund Shares held by WTAM
U.S. Dividend ex-Financials Fund	30	$2,565	$84
U.S. High Dividend Fund	—	—	30
U.S. LargeCap Dividend Fund	50	4,711	281
U.S. LargeCap Fund	611	19,424	410
U.S. MidCap Dividend Fund	292	10,451	213
U.S. MidCap Fund	59	2,321	109
U.S. Multifactor Fund	1,556	45,100	412
U.S. Quality Dividend Growth Fund	1,086	46,763	690
U.S. SmallCap Dividend Fund	122	3,360	102
U.S. SmallCap Fund	433	15,636	177
U.S. Total Dividend Fund	78	7,381	193

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2019, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year ended March 31, 2019 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
U.S. Dividend ex-Financials Fund	$258,177,886	$253,589,098	$97,136,768	$125,677,843
U.S. High Dividend Fund	203,281,866	192,654,734	165,941,476	312,113,905
U.S. LargeCap Dividend Fund	238,206,503	225,053,779	229,906,320	260,641,561
U.S. LargeCap Fund	33,028,899	30,986,389	83,022,302	37,039,262
U.S. MidCap Dividend Fund	932,121,415	902,616,838	825,250,838	314,920,492
U.S. MidCap Fund	397,443,605	392,958,560	217,924,001	163,252,494
U.S. Multifactor Fund	103,295,317	101,232,190	198,481,595	80,710,618
U.S. Quality Dividend Growth Fund	707,879,277	683,576,642	783,459,990	236,481,370
U.S. Quality Shareholder Yield Fund	21,251,899	20,841,095	7,787,243	15,949,451
U.S. SmallCap Dividend Fund	573,957,672	533,850,673	223,767,485	99,098,958
U.S. SmallCap Fund	322,058,112	316,672,228	235,130,051	84,002,337
U.S. SmallCap Quality Dividend Growth Fund	47,528,883	46,675,570	48,495,139	30,735,697
U.S. Total Dividend Fund	74,901,285	68,223,033	76,341,081	45,016,289
U.S. Total Market Fund	18,024,512	17,742,217	51,104,205	10,959,494

134	WisdomTree Trust

Notes to Financial Statements (continued)

6. FEDERAL INCOME TAXES

At March 31, 2019, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
U.S. Dividend ex-Financials Fund	$739,562,850	$90,097,557	$(40,216,594)	$49,880,963
U.S. High Dividend Fund	934,645,807	67,707,355	(48,044,110)	19,663,245
U.S. LargeCap Dividend Fund	1,694,886,087	405,263,207	(68,138,048)	337,125,159
U.S. LargeCap Fund	206,249,989	37,753,502	(4,253,462)	33,500,040
U.S. MidCap Dividend Fund	3,440,880,848	457,341,901	(104,750,794)	352,591,107
U.S. MidCap Fund	964,032,131	162,460,275	(27,051,795)	135,408,480
U.S. Multifactor Fund	113,057,049	4,514,223	(1,981,230)	2,532,993
U.S. Quality Dividend Growth Fund	2,399,288,197	414,209,086	(38,729,614)	375,479,472
U.S. Quality Shareholder Yield Fund	35,278,077	3,757,339	(962,674)	2,794,665
U.S. SmallCap Dividend Fund	2,127,843,177	215,754,669	(208,364,789)	7,389,880
U.S. SmallCap Fund	693,033,905	95,190,207	(33,324,174)	61,866,033
U.S. SmallCap Quality Dividend Growth Fund	114,041,274	10,601,095	(4,392,614)	6,208,481
U.S. Total Dividend Fund	515,712,580	150,436,136	(17,054,637)	133,381,499
U.S. Total Market Fund	96,214,446	18,129,782	(1,386,016)	16,743,766

At March 31, 2019, the components of accumulated earnings/(loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation	Total Accumulated Earnings/(Losses)
U.S. Dividend ex-Financials Fund	$1,046,899	$(31,893,742)	$49,880,963	$19,034,120
U.S. High Dividend Fund	1,472,301	(14,104,120)	19,663,245	7,031,426
U.S. LargeCap Dividend Fund	1,711,356	(25,859,173)	337,125,159	312,977,342
U.S. LargeCap Fund	144,485	(5,025,861)	33,500,040	28,618,664
U.S. MidCap Dividend Fund	5,194,739	(92,408,761)	352,591,107	265,377,085
U.S. MidCap Fund	559,743	(103,990,629)	135,408,480	31,977,594
U.S. Multifactor Fund	59,678	(11,641,681)	2,532,993	(9,049,010)
U.S. Quality Dividend Growth Fund	2,280,349	(66,874,487)	375,479,472	310,885,334
U.S. Quality Shareholder Yield Fund	18,182	(2,303,101)	2,794,665	509,746
U.S. SmallCap Dividend Fund	3,917,778	(97,397,913)	7,389,880	(86,090,255)
U.S. SmallCap Fund	394,249	(67,542,870)	61,866,033	(5,282,588)
U.S. SmallCap Quality Dividend Growth Fund	87,037	(17,876,064)	6,208,481	(11,580,546)
U.S. Total Dividend Fund	602,496	(9,806,380)	133,381,499	124,177,615
U.S. Total Market Fund	—	(4,506,363)	16,743,766	12,237,403

The tax character of distributions paid during the fiscal years or period ended March 31, 2019 and March 31, 2018, was as follows:

	Year Ended March 31, 2019		Year Ended March 31, 2018

Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Ordinary Income*
U.S. Dividend ex-Financials Fund	$27,412,642	$560,514	$28,141,027
U.S. High Dividend Fund	32,229,868	—	38,366,808
U.S. LargeCap Dividend Fund	53,410,696	—	49,979,017
U.S. LargeCap Fund	4,134,218	—	2,586,608
U.S. MidCap Dividend Fund	73,682,291	—	66,312,628
U.S. MidCap Fund	15,362,214	—	10,100,147
U.S. Multifactor Fund	905,199	—	35,735	[1]
U.S. Quality Dividend Growth Fund	52,909,568	1,596,218	34,344,320
U.S. Quality Shareholder Yield Fund	676,737	—	642,537

WisdomTree Trust	135

Notes to Financial Statements (continued)

	Year Ended March 31, 2019		Year Ended March 31, 2018

Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Ordinary Income*
U.S. SmallCap Dividend Fund	$57,474,162	$—	$57,037,610
U.S. SmallCap Fund	10,921,376	—	5,289,781
U.S. SmallCap Quality Dividend Growth Fund	2,704,131	—	2,305,555
U.S. Total Dividend Fund	16,303,635	—	15,363,975
U.S. Total Market Fund	1,733,962	—	1,103,114
*	Includes short-term capital gains if any.
[1]	For the period June 29, 2017 (commencement of operations) through March 31, 2018.

At March 31, 2019, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the below table. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Capital Loss Available Total
U.S. Dividend ex-Financials Fund	$—	$—	$—
U.S. High Dividend Fund	—	—	—
U.S. LargeCap Dividend Fund	—	—	—
U.S. LargeCap Fund	1,535,490	3,490,371	5,025,861
U.S. MidCap Dividend Fund	42,409,311	49,999,450	92,408,761
U.S. MidCap Fund	43,253,568	60,737,061	103,990,629
U.S. Multifactor Fund	11,634,899	6,782	11,641,681
U.S. Quality Dividend Growth Fund	—	—	—
U.S. Quality Shareholder Yield Fund	2,040,227	262,874	2,303,101
U.S. SmallCap Dividend Fund	41,185,709	56,212,204	97,397,913
U.S. SmallCap Fund	38,948,383	28,594,487	67,542,870
U.S. SmallCap Quality Dividend Growth Fund	8,868,615	9,007,449	17,876,064
U.S. Total Dividend Fund	2,690,876	7,115,504	9,806,380
U.S. Total Market Fund	—	—	—

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year ended March 31, 2019, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
U.S. Dividend ex-Financials Fund	$3,092,040	$28,801,702
U.S. High Dividend Fund	686,742	13,417,378
U.S. LargeCap Dividend Fund	4,590,058	21,269,115
U.S. LargeCap Fund	—	—
U.S. MidCap Dividend Fund	—	—
U.S. MidCap Fund	—	—
U.S. Multifactor Fund	—	—
U.S. Quality Dividend Growth Fund	34,996,877	31,877,610
U.S. Quality Shareholder Yield Fund	—	—
U.S. SmallCap Dividend Fund	—	—
U.S. SmallCap Fund	—	—
U.S. SmallCap Quality Dividend Growth Fund	—	—
U.S. Total Dividend Fund	—	—
U.S. Total Market Fund	1,845,157	2,661,206

136	WisdomTree Trust

Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2019, the amount of expired capital loss carryforwards and the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Expired Capital Loss Carryforward	Utilized Capital Loss Carryforward
U.S. Dividend ex-Financials Fund	$—	$1,318,159
U.S. High Dividend Fund	16,582,147	934,295
U.S. LargeCap Dividend Fund	19,363,746	3,774,331
U.S. LargeCap Fund	4,536,572	—
U.S. MidCap Dividend Fund	—	—
U.S. MidCap Fund	346,722	—
U.S. Multifactor Fund	—	—
U.S. Quality Dividend Growth Fund	—	1,331,675
U.S. Quality Shareholder Yield Fund	295,465	—
U.S. SmallCap Dividend Fund	6,604,794	—
U.S. SmallCap Fund	921,406	—
U.S. SmallCap Quality Dividend Growth Fund	—	—
U.S. Total Dividend Fund	5,967,514	—
U.S. Total Market Fund	935,380	—

At March 31, 2019, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
U.S. Dividend ex-Financials Fund	$(27,581,803)	$27,581,803
U.S. High Dividend Fund	(29,320,753)	29,320,753
U.S. LargeCap Dividend Fund	(64,485,490)	64,485,490
U.S. LargeCap Fund	(8,362,944)	8,362,944
U.S. MidCap Dividend Fund	(90,017,112)	90,017,112
U.S. MidCap Fund	(40,364,334)	40,364,334
U.S. Multifactor Fund	(194,824)	194,824
U.S. Quality Dividend Growth Fund	(34,005,015)	34,005,015
U.S. Quality Shareholder Yield Fund	(1,831,977)	1,831,977
U.S. SmallCap Dividend Fund	(12,227,641)	12,227,641
U.S. SmallCap Fund	(26,402,313)	26,402,313
U.S. SmallCap Quality Dividend Growth Fund	(4,179,289)	4,179,289
U.S. Total Dividend Fund	(12,577,797)	12,577,797
U.S. Total Market Fund	(2,395,280)	2,395,280

These differences are primarily due to redemptions-in-kind, distribution in excess of current earnings, expiration of capital loss carryforwards, investment in real estate investment trust and realized basis adjustments on securities.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended March 31, 2019, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2019, remains subject to examination by taxing authorities.

WisdomTree Trust	137

Notes to Financial Statements (concluded)

7. RECENT ACCOUNTING PRONOUNCEMENTS

On August 17, 2018, the SEC voted to adopt “Disclosure Update and Simplification” amendments to certain of its disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other SEC disclosure requirements, GAAP, or changes in the information environment. The SEC will also be referring certain SEC disclosure requirements that overlap with, but require information incremental to, GAAP to the FASB for potential incorporation into GAAP. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. These amendments became effective on November 5, 2018 (30 days after their publication in the Federal Register). WTAM has evaluated these amendments and determined that there is no significant impact on the Trust’s financial statements. All applicable amendments have been incorporated into the Trust’s financial statements and related disclosures. The specific amendments incorporated into the Trust’s financial statements pertain to (i) the amendment requiring the presentation of the distributable earnings in total on the Statements of Assets and Liabilities, rather than showing the 3 components of distributable earnings (i.e., (1) undistributed (distributions in excess of) net investment income, (2) accumulated net realized gain (loss) on investments and (3) net unrealized appreciation (depreciation) on investments, and (ii) the amendment requiring the presentation of distributions to shareholders in total on the Statements of Changes in Net Assets, except for tax return of capital distributions, which shall continue to be disclosed separately.

On August 28, 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 includes removals, additions and modifications to the disclosure requirements for fair value measurements that are intended to improve the effectiveness of disclosures in the notes to financial statements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this ASU and delay adoption of the additional disclosures until their effective date. WTAM has evaluated ASU 2018-13 and has adopted the disclosure framework for the Trust’s financial statements.

138	WisdomTree Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree U.S. Dividend ex-Financials Fund, WisdomTree U.S. High Dividend Fund, WisdomTree U.S. LargeCap Dividend Fund, WisdomTree U.S. LargeCap Fund (formerly, WisdomTree U.S. Earnings 500 Fund), WisdomTree U.S. MidCap Dividend Fund, WisdomTree U.S. MidCap Fund (formerly, WisdomTree U.S. MidCap Earnings Fund), WisdomTree U.S. Multifactor Fund, WisdomTree U.S. Quality Dividend Growth Fund, WisdomTree U.S. Quality Shareholder Yield Fund, WisdomTree U.S. SmallCap Dividend Fund, WisdomTree U.S. SmallCap Fund (formerly, WisdomTree U.S. SmallCap Earnings Fund), WisdomTree U.S. SmallCap Quality Dividend Growth Fund, WisdomTree U.S. Total Dividend Fund and WisdomTree U.S. Total Market Fund (formerly, WisdomTree U.S. Total Earnings Fund) and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree U.S. Dividend ex-Financials Fund, WisdomTree U.S. High Dividend Fund, WisdomTree U.S. LargeCap Dividend Fund, WisdomTree U.S. LargeCap Fund (formerly, WisdomTree U.S. Earnings 500 Fund), WisdomTree U.S. MidCap Dividend Fund, WisdomTree U.S. MidCap Fund (formerly, WisdomTree U.S. MidCap Earnings Fund), WisdomTree U.S. Multifactor Fund, WisdomTree U.S. Quality Dividend Growth Fund, WisdomTree U.S. Quality Shareholder Yield Fund, WisdomTree U.S. SmallCap Dividend Fund, WisdomTree U.S. SmallCap Fund (formerly, WisdomTree U.S. SmallCap Earnings Fund), WisdomTree U.S. SmallCap Quality Dividend Growth Fund, WisdomTree U.S. Total Dividend Fund and WisdomTree U.S. Total Market Fund (formerly, WisdomTree U.S. Total Earnings Fund) (collectively referred to as the “Funds”), (fourteen of the funds constituting WisdomTree Trust (the “Trust”)) including the schedules of investments, as of March 31, 2019, and the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (fourteen of the funds constituting WisdomTree Trust) at March 31, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights

WisdomTree U.S. Dividend ex-Financials Fund

WisdomTree U.S. High Dividend Fund

WisdomTree U.S. LargeCap Dividend Fund

WisdomTree U.S. LargeCap Fund

WisdomTree U.S. MidCap Dividend Fund

WisdomTree U.S. MidCap Fund

WisdomTree U.S. Quality Dividend Growth Fund

WisdomTree U.S. Quality Shareholder Yield Fund

WisdomTree U.S. SmallCap Dividend Fund

WisdomTree U.S. SmallCap Fund

WisdomTree U.S. SmallCap Quality Dividend Growth Fund

WisdomTree U.S. Total Dividend Fund

WisdomTree U.S. Total Market Fund

	For the year ended March 31, 2019	For each of the two years in the period ended March 31, 2019	For each of the five years in the period ended March 31, 2019
WisdomTree U.S. Multifactor Fund	For the year ended March 31, 2019	For the year ended March 31, 2019 and the period from June 29, 2017 (commencement of operations) through March 31, 2018

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities

WisdomTree Trust	139

Report of Independent Registered Public Accounting Firm (concluded)

owned as of March 31, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, NY

May 23, 2019

140	WisdomTree Trust

Trustees and Officers Information (unaudited)

The Board of Trustees is responsible for overseeing the management and affairs of the Funds and the Trust. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 245 Park Avenue, 35th Floor, New York, NY 10167.

Independent Trustees

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer*	Other Directorships Held by Trustee During the Past 5 Years
David G. Chrencik^ (1948)	Trustee, 2014- present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	76	Trustee, Vericimetry Funds (2011 to 2014).

Joel Goldberg#† (1945)	Trustee, 2012- present	Attorney, Partner, Stroock & Stroock & Lavan LLP from 2010 to 2018; Attorney, Partner at Willkie Farr & Gallagher LLP from 2006 to 2010.	76	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid-Hudson Region).

Toni Massaro† (1955)	Trustee, 2006- present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	76	None

Melinda A. Raso Kirstein‡ (1955)	Trustee, 2014- present	Retired since 2004, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	76	Associate Alumnae of Douglass College, Chair of Investment Committee.

Victor Ugolyn (1947)	Trustee, 2006- present; Chairman of the Board of Trustees, 2006-present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	76	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame (2001-2016).

*	As of March 31, 2019.

^	Chair of the Audit Committee.

#	Chair of the Contracts Review Committee.

†	Co-Chair of the Governance, Nominating and Compliance Committee.

‡	Chair of the Investment Committee.

WisdomTree Trust	141

Trustees and Officers Information (unaudited) (concluded)

Interested Trustee and Officers

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer*	Other Directorships Held by Trustee During the Past 5 Years
Jonathan Steinberg** (1964)	Trustee, 2005- present; President, 2005-present	President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. since 2012; Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. since 2005.	76	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.

David Castano** (1971)	Treasurer, 2013- present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2011.	76	None

Terry Jane Feld** (1960)	Chief Compliance Officer, 2012- present	Chief Compliance Officer, WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011.	76	None

Ryan Louvar** (1972)	Secretary and Chief Legal Officer, 2013- present	General Counsel, WisdomTree Asset Management, Inc. since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	76	None

Joanne Antico** (1975)	Assistant Secretary, 2018- present	Assistant General Counsel, WisdomTree Asset Management, Inc. since 2016; Executive Director and Assistant Secretary, Morgan Stanley Investment Management Inc., 2005 to 2016.	76	None

Clint Martin** (1977)	Assistant Treasurer, 2015-present	Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2012.	76	None

*	As of March 31, 2019.

**	Elected by and serves at the pleasure of the Board.

142	WisdomTree Trust

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year ended March 31, 2019, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2020.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2019, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
U.S. Dividend ex-Financials Fund	$27,412,552
U.S. High Dividend Fund	32,229,868
U.S. LargeCap Dividend Fund	53,410,696
U.S. LargeCap Fund	4,134,218
U.S. MidCap Dividend Fund	72,841,427
U.S. MidCap Fund	14,739,559
U.S. Multifactor Fund	905,199
U.S. Quality Dividend Growth Fund	52,909,568
U.S. Quality Shareholder Yield Fund	676,737
U.S. SmallCap Dividend Fund	56,226,053
U.S. SmallCap Fund	9,566,982
U.S. SmallCap Quality Dividend Growth Fund	2,611,466
U.S. Total Dividend Fund	16,303,635
U.S. Total Market Fund	1,630,987

The following represents the percentage of dividends paid during the fiscal year ended March 31, 2019, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
U.S. Dividend ex-Financials Fund	96.32%
U.S. High Dividend Fund	95.63%
U.S. LargeCap Dividend Fund	97.30%
U.S. LargeCap Fund	99.74%
U.S. MidCap Dividend Fund	93.77%
U.S. MidCap Fund	99.13%
U.S. Multifactor Fund	94.29%
U.S. Quality Dividend Growth Fund	96.74%
U.S. Quality Shareholder Yield Fund	99.84%
U.S. SmallCap Dividend Fund	93.13%
U.S. SmallCap Fund	87.73%
U.S. SmallCap Quality Dividend Growth Fund	93.63%
U.S. Total Dividend Fund	96.82%
U.S. Total Market Fund	99.78%

WisdomTree Trust	143

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds will cease filing Form N-Q and will commence filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters will contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

144	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-2274

WisdomTree Trust

Annual Report

March 31, 2019

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the WisdomTree Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, annual and semi-annual shareholder reports will be available on the WisdomTree Funds’ website (www.wisdomtree.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker dealer or bank).

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Market Environment Overview

(unaudited)

International equity markets, as measure by the MSCI EAFE Index, a broad measure of equity performance for the developed world outside the U.S. and Canada, returned -3.71% in the 12-month period ended March 31, 2019, which underperformed the S&P 500 Index by 13.21%. Measured in local currency, the MSCI EAFE Index returned +2.83% over the period, lagging the return of the S&P 500 Index by 6.67%. It is important to note that when foreign currencies weaken or strengthen relative to the U.S. dollar, there is also an impact on the returns experienced by U.S. investors who invest overseas. Over the period, the U.S. dollar experienced significant appreciation (i.e. strengthened) against most major currencies. In particular, the British pound, Japanese yen, and the Euro (which account for about 75% of the MSCI EAFE Index’s currency exposure) all experienced negative spot returns over the period against the U.S. dollar. Positive returns in local currency terms and negative performance in U.S. dollar terms was driven by broad strengthening of the U.S. dollar during the fiscal period. The U.S. dollar strengthened +8.73% vs. the Euro, +7.00% vs. the British pound, and +4.01% vs. the Japanese yen.

International equity markets experienced a market correction (in both local and U.S. dollar terms) in the fourth quarter of 2018, followed by a relief rally in the first quarter of 2019. Weak equity performance through the fourth quarter of 2018 in mainland Europe (“Eurozone”) was primarily driven by softening economic data, declining economic sentiment, and mounting fears of recession. The Eurozone saw three consecutive quarters of declining gross domestic product (“GDP”) growth in the last nine months of 2018. Importantly, major Eurozone economies, including Germany and France, were a significant drag on Eurozone growth during this time period. German and French GDP both grew 1.5% in 2018. This marked the slowest annual GDP growth rate for Germany since 2013. Meanwhile, export-oriented economies, including Germany, were negatively impacted by the U.S.-China trade dispute. German manufacturing activity exhibited signs of a slowdown, particularly in the automobile manufacturing sector, which led the nation’s Purchasing Managers’ Index to slip into contractionary territory in January 2019.

Political fragmentation and uncertainty also negatively impacted the Eurozone during this time period. The new populist governing body in Italy failed to defuse fears about the country’s budget deficit and slowing economic growth. Meanwhile, protests and demand for political reform in France provided evidence of political and economic divide. Most notably, a lack of resolution on the ultimate outcome and timing of the United Kingdom’s departure from the European Union (known as “BREXIT”) was a hindrance for the Eurozone during this time period. Following several months of negotiations with European Union counterparts, the draft BREXIT deal released by British Prime Minister Theresa May was met with substantial criticism from British Parliament and from within her own party. May’s exit deal was met with such resistance that she narrowly won a no confidence vote in her leadership from within her Conservative party. Multiple variations of a BREXIT resolution were ultimately rejected, including an exit plan negotiated with the European Union, a referendum to revoke BREXIT entirely, and an election to break away from the European Union without a deal altogether. During this time period of political uncertainty, the United Kingdom economy expanded 1.4%, marking the weakest economic growth for the nation in six years.

European equities rebounded alongside global equities, despite reductions in Eurozone economic growth forecasts and ongoing concerns about the political and financial strength of the European Union. During this time period the European Central Bank announced the end of its quantitative easing program. Measures taken by the European Central Bank to stimulate private sector bank lending and more positive news flow on the U.S.-China trade and economic growth helped fuel the rebound in European equities in the first quarter of 2019.

Japan experienced moderating economic growth during this time period, including a sharp decline in Q3 2018 GDP driven by natural disasters followed by a recovery in Q4 2018. Japanese export growth also declined over the period due to weak demand from China as well as the U.S.-China trade dispute. The ultra-accommodative monetary policy maintained by the Bank of Japan, including a near zero 10-year yield, did not spur price inflation during the period. Japanese equities recovered in Q1 2019 alongside global equities, driven by more constructive sentiment around global trade. Despite the equity rally in Q1 2019, Japan’s economic data continued to be negatively impacted by subdued global demand, as evidenced by a contraction in the nation’s manufacturing data and a steep decline in exports.

WisdomTree Trust	1

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 to March 31, 2019. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

Sector Breakdown†

Sector	% of Net Assets
Consumer Staples	22.1%
Consumer Discretionary	16.8%
Industrials	15.8%
Financials	11.4%
Health Care	10.2%
Materials	10.2%
Information Technology	6.8%
Communication Services	4.4%
Energy	1.5%
Utilities	0.2%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Anheuser-Busch InBev S.A./N.V.	6.0%
Sanofi	5.5%
Unilever N.V., CVA	5.2%
Banco Santander S.A.	4.8%
Telefonica S.A.	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.7%
Daimler AG, Registered Shares	3.4%
L’Oreal S.A.	3.0%
Banco Bilbao Vizcaya Argentaria S.A.	2.8%
Siemens AG, Registered Shares	2.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in European dividend-paying companies while at the same time hedging exposure to fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 4.33% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s sector position in Consumer Discretionary contributed most positively to performance, while its position in Utilities contributed least positively to performance. The Fund’s country position in France contributed most positively to performance, while its position in the Spain contributed least positively to performance. The U.S. dollar rallied by 8.73% against the euro during the fiscal year which served as a strong tailwind for the Fund’s currency hedge methodology. During the fiscal year, the Fund utilized forward foreign currency contracts to offset euro currency exposure from positions in European equities. The Fund’s use of forward foreign currency contracts contributed positively to Fund performance as a result of the U.S. dollar strengthening against the euro during the fiscal year. Hedging the currency, in addition to interest rate differentials between the U.S. and Europe, throughout the fiscal year added approximately 12.84% of performance to the Fund. This helped to greatly offset the negative local equity returns of the Fund, resulting in a net total return during the fiscal year of 4.33%. The Fund underperformed during the broad market correction in the fourth quarter of 2018 which was catalyzed by trade war apprehensions, ongoing BREXIT negotiations, and economic slowdown in the region. In the first quarter of 2019, however, there has been a strong rebound as markets began to stabilize.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,009.00	0.58%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	4.33%	9.75%	7.15%	7.25%
Fund Market Price Returns	4.36%	9.96%	7.13%	7.27%
WisdomTree DEFA International Hedged Equity/Europe Hedged Equity Spliced Index[2]	4.59%	10.21%	7.54%	7.72%
MSCI EAFE Local Currency/MSCI EMU Local Currency Spliced Index[3]	0.44%	7.11%	5.05%	6.25%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 31, 2009.

[2]	WisdomTree DEFA International Hedged Equity Index prior to August 29, 2012; WisdomTree Europe Hedged Equity Index thereafter.

[3]	MSCI EAFE Local Currency Index prior to August 29, 2012; MSCI EMU Local Currency Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

Sector Breakdown†

Sector	% of Net Assets
Industrials	21.5%
Financials	19.3%
Communication Services	11.0%
Consumer Staples	9.1%
Utilities	8.9%
Consumer Discretionary	6.6%
Materials	6.1%
Real Estate	5.7%
Information Technology	4.7%
Health Care	3.2%
Energy	2.4%
Other Assets less Liabilities‡	1.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
UnipolSai Assicurazioni SpA	2.8%
Casino Guichard Perrachon S.A.	2.1%
METRO AG	1.8%
Banca Mediolanum SpA	1.7%
Eutelsat Communications S.A.	1.4%
ASR Nederland N.V.	1.3%
FinecoBank Banca Fineco SpA	1.3%
Acciona S.A.	1.2%
Orion Oyj, Class B	1.2%
LEG Immobilien AG	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged SmallCap Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged SmallCap Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in European small-cap dividend-paying companies while at the same time hedging exposure to fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 0.54% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s sector position in Financials contributed most positively to performance, while its position in Information Technology contributed least positively to performance. The U.S. dollar rallied by 8.73% against the euro during the fiscal year which served as a strong tailwind for the Fund’s currency hedge methodology. During the fiscal year, the Fund utilized forward foreign currency contracts to offset euro currency exposure from positions in European equities. The Fund’s use of forward foreign currency contracts contributed positively to Fund performance as a result of the U.S. dollar strengthening against the euro during the fiscal year. Hedging the currency, in addition to interest rate differentials between the U.S. and Europe, throughout the fiscal year added approximately 12.98% of performance to the Fund. This helped to greatly offset the negative local equity returns of the Fund, resulting in a net total return during the fiscal year of 0.54%. The Fund’s country position in Italy contributed most positively to performance, while its position in Belgium contributed least positively to performance. Additionally, small-cap companies faced additional pressures during the fiscal period when compared to their larger peers, particularly as the broad market correction was catalyzed by trade war apprehensions, ongoing BREXIT negotiations, and economic slowdown in the region. However, during the first quarter of 2019, there has been a strong rebound as markets began to stabilize.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$993.40	0.58%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	0.54%	10.34%	7.61%
Fund Market Price Returns	0.55%	10.40%	7.37%
WisdomTree Europe Hedged SmallCap Equity Index	0.27%	10.38%	7.65%
MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index	-4.77%	8.23%	6.38%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on March 4, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	19.5%
Financials	18.4%
Industrials	17.2%
Materials	10.7%
Communication Services	8.9%
Utilities	7.4%
Health Care	6.7%
Information Technology	6.1%
Consumer Staples	3.5%
Other Assets less Liabilities‡	1.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Allianz SE, Registered Shares	7.5%
Deutsche Telekom AG, Registered Shares	7.2%
Daimler AG, Registered Shares	5.8%
Siemens AG, Registered Shares	5.4%
Bayerische Motoren Werke AG	5.2%
BASF SE	5.0%
SAP SE	4.8%
Muenchener Rueckversicherungs - Gesellschaft AG, Registered Shares	4.4%
Deutsche Post AG, Registered Shares	3.8%
Bayer AG, Registered Shares	3.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Germany Hedged Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Germany Hedged Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in German dividend-paying companies with an exporter tilt while at the same time hedging exposure to fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -5.07% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s sector position in Health Care contributed most positively to performance, while its position in Consumer Discretionary contributed least positively to performance. The U.S. dollar rallied by 8.73% against the euro during the fiscal year which served as a strong tailwind for the Fund’s currency hedge methodology. During the fiscal year, the Fund utilized forward foreign currency contracts to offset euro currency exposure from positions in German equities. The Fund’s use of forward foreign currency contracts contributed positively to Fund performance as a result of the U.S. dollar strengthening against the euro during the fiscal year. Hedging the currency, in addition to interest rate differentials between the U.S. and Europe, throughout the fiscal year added approximately 12.97% of performance to the Fund. This helped to greatly offset the negative local equity returns of the Fund, resulting in a net total return during the fiscal year of -5.07%. Germany has faced increasing economic pressures of late. In addition to the general trade war apprehensions, ongoing BREXIT negotiations, and economic slowdown in the EU, the German economy has narrowly avoided falling into a recession during the fourth quarter of 2018. This came as a result of tightening global financial conditions, increases in U.S. policy rates, concentrations in manufacturing which have seen sluggish growth/data, and a downward shock in foreign trade. In the first quarter of 2019, however, there has been a strong rebound as markets began to stabilize.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$954.30	0.48%	$2.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-5.07%	7.08%	5.38%	6.39%
Fund Market Price Returns	-5.21%	7.35%	5.38%	6.25%
WisdomTree Germany Hedged Equity Index	-5.12%	7.23%	5.51%	6.55%
MSCI Germany Local Currency Index	-5.48%	4.35%	3.41%	4.63%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on October 17, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

Sector Breakdown†

Sector	% of Net Assets
Industrials	20.0%
Consumer Discretionary	18.2%
Health Care	18.1%
Consumer Staples	14.0%
Information Technology	10.3%
Real Estate	4.3%
Materials	4.2%
Communication Services	3.9%
Financials	3.9%
Energy	1.8%
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Novo Nordisk A/S, Class B	7.4%
Diageo PLC	6.2%
British American Tobacco PLC	4.8%
Industria de Diseno Textil S.A.	3.5%
China Overseas Land & Investment Ltd.	3.1%
Airbus SE	3.1%
Tokyo Electron Ltd.	2.2%
Safran S.A.	1.9%
CSL Ltd.	1.8%
Astellas Pharma, Inc.	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Quality Dividend Growth Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in the developed world, excluding U.S. and Canada, while at the same time hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 4.78% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s sector position in Financials contributed most positively to performance, while its position in Communication Services contributed least positively to performance. The Fund’s country position in Denmark contributed most positively to performance, while its position in the Switzerland contributed least positively to performance. The U.S. dollar rallied over the fiscal year which served as a strong tailwind for the Fund’s currency hedge methodology. During the fiscal year, the Fund utilized forward foreign currency contracts to offset applicable international currency exposure from positions in international equities. The Fund’s use of forward foreign currency contracts contributed positively to Fund performance as a result of the U.S. dollar strengthening against applicable international currencies during the fiscal year. Hedging the currency, in addition to interest rate differentials between the U.S. and the majority of the Fund’s country exposures, throughout the fiscal year added approximately 9.81% of performance to the Fund. This helped to greatly offset the negative local equity returns of the Fund, resulting in a net total return during the fiscal year of 4.78%. The Fund’s significant overweight to higher quality companies proved to be a source of outperformance when compared to companies with low quality (based on return on equity). Much of this quality outperformance came from the broad market correction in the fourth quarter of 2018 which was catalyzed by trade war apprehensions, ongoing BREXIT negotiations, and global economic slowdown. In the first quarter of 2019, however, there has been a strong rebound as markets began to stabilize.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,002.50	0.58%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	4.78%	8.97%	7.64%
Fund Market Price Returns	4.61%	9.16%	7.51%
WisdomTree International Hedged Quality Dividend Growth Index	5.38%	9.72%	8.32%
MSCI EAFE Local Currency Index	2.83%	8.53%	6.05%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	23.1%
Industrials	20.7%
Financials	12.4%
Information Technology	12.0%
Materials	9.9%
Health Care	9.3%
Consumer Staples	8.4%
Communication Services	2.8%
Energy	0.3%
Utilities	0.2%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Toyota Motor Corp.	4.9%
Japan Tobacco, Inc.	3.6%
Mitsubishi UFJ Financial Group, Inc.	3.3%
Sumitomo Mitsui Financial Group, Inc.	3.1%
Nissan Motor Co., Ltd.	2.8%
Canon, Inc.	2.7%
Mizuho Financial Group, Inc.	2.5%
Mitsubishi Corp.	2.5%
Honda Motor Co., Ltd.	2.3%
Takeda Pharmaceutical Co., Ltd.	2.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index. The Fund seeks to provide Japanese equity returns while mitigating or ‘‘hedging’’ against fluctuations between the value of the Japanese yen and the U.S. dollar. In seeking to track the Index, the Fund invests in Japanese dividend-paying companies with an exporter tilt while at the same time hedging exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -7.20% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s sector position in Communication Services contributed most positively to performance, while its position in Real Estate contributed least positively to performance. The U.S. dollar rallied by 4.01% against the Japanese yen during the fiscal year which served as a tailwind for the Fund’s currency hedge methodology. During the fiscal year, the Fund utilized forward foreign currency contracts to offset Japanese yen currency exposure from positions in Japanese equities. The Fund’s use of forward foreign currency contracts contributed positively to Fund performance as a result of the U.S. dollar strengthening against the Japanese yen during the fiscal year. Hedging the currency, in addition to interest rate differentials between the U.S. and Japan, throughout the fiscal year added approximately 7.00% of performance to the Fund. This helped to greatly offset the negative local equity returns of the Fund, resulting in a net total return during the fiscal year of -7.20%. The Fund’s overweight to large-cap equities provided more protection than mid- or small-cap peers during the fourth quarter of 2018, where a broad market correction catalyzed by trade war apprehension with China and fears of a U.S. Federal Reserve policy misstep sent global markets sharply downward. During the fiscal year, natural disasters in Japan also had an adverse effect on the Japanese equity market and overall economy.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$875.40	0.48%	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-7.20%	7.33%	6.17%	8.15%
Fund Market Price Returns	-7.26%	7.61%	6.30%	7.87%
WisdomTree Japan Dividend/Japan Hedged Equity Spliced Index[1]	-6.59%	8.10%	7.02%	8.72%
MSCI Japan/MSCI Japan Local Currency Spliced Index[2]	-4.08%	7.51%	7.15%	9.74%
[1]	WisdomTree Japan Dividend Index prior to April 1, 2010; WisdomTree Japan Hedged Equity Index thereafter.

[2]	MSCI Japan Index prior to April 1, 2010; MSCI Japan Local Currency Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Management’s Discussion of Funds’ Performance

as of March 31, 2019 (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	25.3%
Consumer Discretionary	20.8%
Materials	12.9%
Information Technology	10.0%
Financials	8.8%
Consumer Staples	7.3%
Health Care	5.3%
Communication Services	4.0%
Real Estate	2.0%
Utilities	1.3%
Energy	1.3%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Sankyo Co., Ltd.	0.8%
Matsui Securities Co., Ltd.	0.7%
DIC Corp.	0.6%
Mitsubishi Materials Corp.	0.6%
Yokohama Rubber Co., Ltd. (The)	0.5%
Nippon Paper Industries Co., Ltd.	0.5%
Canon Marketing Japan, Inc.	0.5%
Nippon Electric Glass Co., Ltd.	0.5%
Skylark Holdings Co., Ltd.	0.5%
Mixi, Inc.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged SmallCap Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in Japanese small-cap dividend-paying companies while at the same time hedging exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned -8.77% at net asset value (“NAV”) for the fiscal year ending March 31, 2019 (for more complete performance information please see the table below). The Fund’s sector position in Communication Services contributed most positively to performance, while its position in Real Estate contributed least positively to performance. The U.S. dollar rallied by 4.01% against the Japanese yen during the fiscal year which served as a tailwind for the Fund’s currency hedge methodology. During the fiscal year, the Fund utilized forward foreign currency contracts to offset Japanese yen currency exposure from positions in Japanese equities. The Fund’s use of forward foreign currency contracts contributed positively to Fund performance as a result of the U.S. dollar strengthening against the Japanese yen during the fiscal year. Hedging the currency, in addition to interest rate differentials between the U.S. and Japan, throughout the fiscal year added approximately 7.00% of performance to the Fund. This helped to greatly offset the negative local equity returns of the Fund, resulting in a net total return during the fiscal year of -8.77%. The Fund’s overweight to large-cap equities provided more downside protection than mid- or small-cap peers during the fourth quarter of 2018, where a broad market correction catalyzed by trade war apprehension with China and fears of a U.S. Federal Reserve policy misstep sent global markets sharply downward. During the fiscal year, natural disasters in Japan have also had an adverse effect on the Japanese equity market and overall economy.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$875.10	0.58%	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92

Performance

	Average Annual Total Return

	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-8.77%	10.15%	10.10%	10.76%
Fund Market Price Returns	-8.64%	10.46%	10.21%	10.67%
WisdomTree Japan Hedged SmallCap Equity Index	-8.24%	10.87%	10.89%	11.68%
MSCI Japan Small Cap Local Currency Index	-8.27%	8.32%	9.90%	10.85%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada which is calculated in local currency.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a

free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency

Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap stocks from developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI Germany Local Currency Index is a capitalization weighted index that measures the performance of the Germany equity market and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI Japan Index is a capitalization weighted index that is comprised of stocks in Japan.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and calculated in local currency

The MSCI Japan Small Cap Local Currency Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan and calculated in local currency.

The WisdomTree DEFA International Hedged Equity Index is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States, and is designed to neutralize exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree International Equity Index.

The WisdomTree Europe Hedged Equity Index is designed to provide exposure to

European equities while at the same time neutralizing exposure to fluctuations between the Euro and the U.S. dollar.

The WisdomTree Europe Hedged SmallCap Equity Index is a dividend weighted index designed to provide exposure to small cap equity securities within Europe, while at the same time neutralizing exposure to fluctuations between the value of the Euro and the U.S. dollar.

The WisdomTree Germany Hedged Equity Index is designed to provide exposure to

Germany equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to the U.S. dollar. In this sense, the Index “hedges”

against fluctuations in the relative value of the Euro against the U.S. dollar.

The WisdomTree International Hedged Quality Dividend Growth Index is designed to provide exposure to the developed market companies while at the same time neutralizing exposure to fluctuations between the value of foreign currencies and the U.S. dollar.

The WisdomTree Japan Dividend Index is comprised of dividend-paying companies incorporated in Japan, listed on the Tokyo Stock Exchange and that meet other requirements necessary to be included in the WisdomTree International Equity Index.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to

Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar. This index is based on the

WisdomTree Japan Dividend Index.

The WisdomTree Japan Hedged SmallCap Equity Index is designed to provide exposure to the small-capitalization segment of the Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S.

dollar.

WisdomTree Trust	9

Description of Indexes (unaudited) (concluded)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS

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Neither MSCI nor any other party involved in or related to compiling, computing or creating the

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Index performance information assumes the reinvestment of dividends and excludes

Management fees, transaction costs and expenses. You cannot directly invest in an index.

10	WisdomTree Trust

Schedule of Investments

WisdomTree Europe Hedged Equity Fund (HEDJ)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.4%

Austria – 0.5%

Andritz AG	224,324	$9,631,975

Lenzing AG	85,471	9,165,240

Total Austria		18,797,215

Belgium – 7.3%

Anheuser-Busch InBev S.A./N.V.	2,690,111	225,819,370

Bekaert S.A.	166,802	3,921,928

Melexis N.V.(a)	53,185	3,221,827

Solvay S.A.	207,438	22,448,997

UCB S.A.	204,687	17,595,997

Total Belgium		273,008,119

Finland – 4.8%

Cargotec Oyj Class B	60,455	2,230,599

Huhtamaki Oyj(a)	154,406	5,750,841

Kemira Oyj	539,089	6,670,583

Kone Oyj Class B	1,027,322	51,862,636

Konecranes Oyj(a)	162,734	5,790,582

Metso Oyj	321,918	11,082,535

Nokia Oyj	12,811,883	72,993,657

Valmet Oyj(a)	315,962	8,003,789

Wartsila Oyj Abp	960,028	15,506,560

Total Finland		179,891,782

France – 31.2%

Air Liquide S.A.	449,275	57,181,491

Airbus SE	700,353	92,715,532

Arkema S.A.	80,314	7,652,723

BioMerieux	33,515	2,773,502

Bureau Veritas S.A.	475,497	11,158,756

Christian Dior SE	107,144	51,094,225

Cie Generale des Etablissements Michelin SCA	252,592	29,893,853

Danone S.A.	882,285	68,049,370

Dassault Systemes SE	52,004	7,751,629

Edenred	327,429	14,915,707

Eramet	18,569	1,033,336

EssilorLuxottica S.A.	379,001	41,441,152

Gaztransport Et Technigaz S.A.	81,538	7,425,105

Hermes International	32,500	21,464,960

Imerys S.A.	113,512	5,664,186

Ingenico Group S.A.	58,567	4,183,775

IPSOS	80,576	2,019,396

Kering S.A.	66,397	38,111,935

L’Oreal S.A.	411,479	110,794,589

Legrand S.A.	227,020	15,207,894

LVMH Moet Hennessy Louis Vuitton SE	372,277	137,065,868

Pernod Ricard S.A.	163,338	29,344,649

Publicis Groupe S.A.	348,128	18,657,441

Remy Cointreau S.A.	30,849	4,118,553

Rubis SCA	102,279	5,583,714

Safran S.A.	286,373	39,309,963

Sanofi	2,347,949	207,589,684

Sartorius Stedim Biotech	8,792	1,114,560

Schneider Electric SE	777,462	61,055,740
Investments	Shares	Value

SCOR SE	504,946	21,522,506

SEB S.A.	22,538	3,796,019

Societe BIC S.A.	82,341	7,345,675

Sodexo S.A.	207,719	22,894,569

Tarkett S.A.(a)	108,776	2,337,743

Teleperformance	28,824	5,184,877

Valeo S.A.	263,868	7,658,945

Vicat S.A.	45,217	2,177,099

Total France		1,167,290,721

Germany – 20.2%

adidas AG	99,405	24,176,219

BASF SE	1,213,636	89,299,765

Bayer AG Registered Shares	865,512	55,977,987

Bayerische Motoren Werke AG	1,049,462	81,014,195

Brenntag AG	107,778	5,554,750

Continental AG	152,257	22,943,068

Covestro AG(b)	218,883	12,047,780

Daimler AG Registered Shares	2,185,844	128,241,077

Duerr AG	59,478	2,334,799

Evonik Industries AG	649,105	17,696,417

Fresenius Medical Care AG & Co. KGaA	138,418	11,174,887

Fresenius SE & Co. KGaA	222,170	12,413,307

GEA Group AG	189,904	4,979,007

Hannover Rueck SE	239,059	34,358,703

HeidelbergCement AG	214,216	15,432,559

Henkel AG & Co. KGaA	165,542	15,753,230

Hochtief AG	41,319	5,984,959

Infineon Technologies AG	450,917	8,954,130

K+S AG Registered Shares	114,485	2,100,498

Krones AG	10,859	957,762

LANXESS AG	45,796	2,444,603

Merck KGaA	66,165	7,551,920

MTU Aero Engines AG	27,538	6,239,866

OSRAM Licht AG	83,107	2,862,956

Pfeiffer Vacuum Technology AG	2,472	378,603

SAP SE	610,377	70,592,260

Siemens AG Registered Shares	977,731	105,327,263

Siltronic AG	20,535	1,813,259

Symrise AG	55,524	5,007,560

Wacker Chemie AG	43,843	3,780,795

Total Germany		757,394,184

Ireland – 1.3%

CRH PLC	1,088,960	33,808,723

Glanbia PLC	248,159	4,859,574

Kerry Group PLC Class A	70,193	7,842,212

Total Ireland		46,510,509

Italy – 1.0%

Autogrill SpA	220,043	2,118,670

Brunello Cucinelli SpA	29,240	1,006,305

Davide Campari-Milano SpA	449,560	4,416,898

DiaSorin SpA	29,776	2,999,028

Ferrari N.V.	67,079	9,000,698

IMA Industria Macchine Automatiche SpA(a)	46,282	3,458,453

See Notes to Financial Statements.

WisdomTree Trust	11

Schedule of Investments (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

March 31, 2019

Investments	Shares	Value

Interpump Group SpA	54,777	$1,788,605

Maire Tecnimont SpA	651,753	2,485,263

Moncler SpA	113,485	4,577,164

Salini Impregilo SpA(a)	810,751	1,888,069

Salvatore Ferragamo SpA(a)	149,096	3,200,926

Total Italy		36,940,079

Netherlands – 11.4%

Aegon N.V.	8,058,814	38,765,224

Akzo Nobel N.V.	445,436	39,507,462

Arcadis N.V.(a)	158,210	2,465,728

ASM International N.V.	52,469	2,845,585

ASML Holding N.V.	204,422	38,378,289

BE Semiconductor Industries N.V.	397,517	10,587,467

Corbion N.V.	72,043	2,167,945

EXOR N.V.	153,918	10,006,672

Heineken Holding N.V.	275,352	27,609,681

Heineken N.V.	597,319	63,099,416

Koninklijke Ahold Delhaize N.V.	2,389,027	63,642,756

Koninklijke DSM N.V.	245,767	26,812,220

Koninklijke Philips N.V.	1,290,529	52,622,989

Koninklijke Vopak N.V.	193,653	9,276,129

SBM Offshore N.V.	253,540	4,826,874

Signify N.V.(b)	441,134	11,813,555

Wolters Kluwer N.V.	314,567	21,439,939

Total Netherlands		425,867,931

Portugal – 0.7%

Galp Energia, SGPS, S.A.	1,703,336	27,311,794

Spain – 15.8%

Acerinox S.A.	815,242	8,086,594

ACS Actividades de Construccion y Servicios S.A.	705,413	31,017,575

Amadeus IT Group S.A.	418,167	33,525,068

Applus Services S.A.	271,457	3,243,130

Banco Bilbao Vizcaya Argentaria S.A.	18,489,590	105,735,946

Banco Santander S.A.	38,458,033	178,970,277
Investments	Shares	Value

Construcciones y Auxiliar de Ferrocarriles S.A.	49,709	2,391,704

Grifols S.A.	417,918	11,712,709

Mapfre S.A.	13,806,695	38,074,989

Obrascon Huarte Lain S.A.(a)	2,512,271	3,166,464

Prosegur Cash S.A.(b)	2,322,091	5,131,284

Prosegur Cia de Seguridad S.A.	1,066,411	5,783,536

Siemens Gamesa Renewable Energy S.A.*	408,563	6,512,026

Tecnicas Reunidas S.A.(a)	230,248	6,481,446

Telefonica S.A.	17,367,652	145,654,956

Viscofan S.A.	113,680	7,116,241

Total Spain		592,603,945

United Kingdom – 5.2%

Unilever N.V. CVA	3,354,637	195,042,510
TOTAL COMMON STOCKS (Cost: $3,986,329,314)		3,720,658,789

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%

United States – 0.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c)
(Cost: $29,943,930)(d)	29,943,930	29,943,930

TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $4,016,273,244)		3,750,602,719

Other Assets less Liabilities – (0.2)%		(6,244,461)

NET ASSETS – 100.0%		$3,744,358,258
*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $35,415,714 and the total market value of the collateral held by the Fund was $37,220,279. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,276,349.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	4/3/2019	19,223,659	EUR	21,822,544	USD	$—	$(235,422)
Bank of America N.A.	4/3/2019	211,441,977	EUR	237,491,629	USD	—	(53,802)
Bank of America N.A.	4/3/2019	227,640,310	USD	199,324,998	EUR	3,809,191	—
Bank of America N.A.	5/6/2019	240,973,954	USD	213,949,937	EUR	52,363	—
Bank of Montreal	4/3/2019	211,441,977	EUR	237,491,629	USD	—	(53,802)
Bank of Montreal	4/3/2019	227,640,310	USD	199,445,673	EUR	3,673,680	—
Bank of Montreal	5/6/2019	240,973,954	USD	213,949,937	EUR	52,363	—
Barclays Bank PLC	4/3/2019	211,442,354	EUR	237,491,629	USD	—	(53,379)
Barclays Bank PLC	4/3/2019	227,640,310	USD	199,481,152	EUR	3,633,839	—
Barclays Bank PLC	5/6/2019	240,973,954	USD	213,950,507	EUR	51,721	—

Canadian Imperial Bank of Commerce	4/3/2019	211,479,634	EUR	237,491,629	USD	—	(11,515)

See Notes to Financial Statements.

12	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

March 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Canadian Imperial Bank of Commerce	4/3/2019	227,640,310	USD	199,498,983	EUR	$3,613,815	$—

Canadian Imperial Bank of Commerce	5/6/2019	240,973,954	USD	213,991,736	EUR	5,295	—

Citibank N.A.	4/3/2019	16,523,258	EUR	18,705,038	USD	—	(150,320)

Citibank N.A.	4/3/2019	19,326,061	EUR	21,822,544	USD	—	(120,429)

Citibank N.A.	4/3/2019	211,412,050	EUR	237,491,629	USD	—	(87,409)

Citibank N.A.	4/3/2019	227,640,310	USD	199,415,447	EUR	3,707,622	—

Citibank N.A.	5/6/2019	240,973,954	USD	213,925,246	EUR	80,167	—

Commonwealth Bank of Australia	4/3/2019	211,536,144	EUR	237,491,629	USD	51,942	—

Commonwealth Bank of Australia	4/3/2019	227,640,310	USD	199,517,168	EUR	3,593,394	—

Commonwealth Bank of Australia	5/6/2019	240,973,954	USD	214,048,760	EUR	—	(58,918)

Credit Suisse International	4/3/2019	22,156,663	EUR	24,940,050	USD	—	(59,323)

Credit Suisse International	4/3/2019	211,420,331	EUR	237,491,629	USD	—	(78,110)

Credit Suisse International	4/3/2019	227,640,310	USD	199,621,969	EUR	3,475,708	—

Credit Suisse International	5/6/2019	240,973,954	USD	213,935,692	EUR	68,405	—

Goldman Sachs	4/3/2019	211,384,577	EUR	237,491,629	USD	—	(118,259)

Goldman Sachs	4/3/2019	227,640,310	USD	199,420,862	EUR	3,701,541	—

Goldman Sachs	5/6/2019	240,973,954	USD	213,902,649	EUR	105,613	—

HSBC Holdings PLC	4/3/2019	211,347,894	EUR	237,491,629	USD	—	(159,452)

HSBC Holdings PLC	4/3/2019	227,640,310	USD	199,819,448	EUR	3,253,950	—

HSBC Holdings PLC	5/6/2019	240,973,954	USD	213,856,899	EUR	157,130	—

JP Morgan Chase Bank N.A.	4/3/2019	211,292,049	EUR	237,491,629	USD	—	(222,163)

JP Morgan Chase Bank N.A.	4/3/2019	227,640,310	USD	199,866,115	EUR	3,201,546	—

JP Morgan Chase Bank N.A.	5/6/2019	240,973,954	USD	213,799,977	EUR	221,228	—

Morgan Stanley & Co. International	4/3/2019	211,612,481	EUR	237,491,629	USD	137,664	—

Morgan Stanley & Co. International	4/3/2019	227,640,310	USD	199,422,609	EUR	3,699,579	—

Morgan Stanley & Co. International	5/6/2019	240,973,954	USD	214,131,119	EUR	—	(151,659)

Royal Bank of Canada	4/3/2019	211,592,684	EUR	237,491,629	USD	115,434	—

Royal Bank of Canada	4/3/2019	227,640,310	USD	199,797,526	EUR	3,278,568	—

Royal Bank of Canada	5/6/2019	240,973,954	USD	214,105,054	EUR	—	(122,309)

Societe Generale	4/3/2019	211,498,467	EUR	237,491,629	USD	9,633	—

Societe Generale	4/3/2019	227,640,310	USD	199,483,249	EUR	3,631,483	—

Societe Generale	5/6/2019	240,973,954	USD	214,010,741	EUR	—	(16,105)

Standard Chartered Bank	4/3/2019	211,366,704	EUR	237,491,629	USD	—	(138,329)

Standard Chartered Bank	4/3/2019	227,640,310	USD	199,515,070	EUR	3,595,751	—

Standard Chartered Bank	5/6/2019	240,973,954	USD	213,875,880	EUR	135,757	—
State Street Bank and Trust	4/3/2019	211,384,577	EUR	237,491,629	USD	—	(118,259)
State Street Bank and Trust	4/3/2019	227,640,310	USD	199,414,049	EUR	3,709,191	—
State Street Bank and Trust	5/6/2019	240,973,954	USD	213,894,674	EUR	114,593	—
UBS AG	4/3/2019	19,258,284	EUR	21,822,544	USD	—	(196,539)
UBS AG	4/3/2019	11,047,563	EUR	12,470,025	USD	—	(64,213)
UBS AG	4/3/2019	16,645,610	EUR	18,705,038	USD	—	(12,924)
UBS AG	4/3/2019	81,381,960	EUR	91,342,949	USD	44,561	—
UBS AG	4/3/2019	227,640,310	USD	199,432,568	EUR	3,688,396	—
UBS AG	5/6/2019	92,682,303	USD	82,349,792	EUR	—	(48,937)
Wells Fargo Bank N.A.	4/3/2019	151,760,207	USD	133,235,772	EUR	2,143,690	—
						$60,814,813	$(2,331,577)

CURRENCY LEGEND
EUR	Euro
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	13

Schedule of Investments

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 98.5%

Austria – 5.5%

Andritz AG	21,498	$923,076

BAWAG Group AG(a)	9,839	434,617

Lenzing AG	7,947	852,174

Oesterreichische Post AG	20,117	851,582

Palfinger AG	4,339	121,801

POLYTEC Holding AG(b)	7,260	69,047

Porr AG(b)	5,561	124,384

S IMMO AG	12,288	251,392

Telekom Austria AG*	48,651	353,988

UNIQA Insurance Group AG	94,433	941,583

Verbund AG	17,084	820,639

Vienna Insurance Group AG Wiener Versicherung Gruppe	25,716	661,242

Wienerberger AG	8,924	189,684

Total Austria		6,595,209

Belgium – 5.1%

Ackermans & van Haaren N.V.	3,223	486,748

Bekaert S.A.	13,738	323,015

bpost S.A.(b)	101,947	1,100,640

Cofinimmo S.A.	5,425	721,229

D’ieteren S.A./N.V.	10,088	399,854

Econocom Group S.A./N.V.(b)	25,262	103,080

Elia System Operator S.A./N.V.	12,045	845,296

Euronav N.V.	30,005	244,429

Greenyard N.V.(b)	2,138	8,018

Kinepolis Group N.V.	4,140	234,289

Melexis N.V.	6,088	368,797

Ontex Group N.V.	11,589	261,035

Warehouses De Pauw CVA	6,181	992,468

Total Belgium		6,088,898

Finland – 9.7%

Cargotec Oyj Class B	5,385	198,690

Citycon Oyj(b)	69,566	712,698

Cramo Oyj	12,209	240,317

DNA Oyj	24,825	515,125

Finnair Oyj	21,972	197,864

Huhtamaki Oyj(b)	15,087	561,914

Kemira Oyj	46,221	571,930

Kesko Oyj Class B	18,098	1,102,229

Konecranes Oyj(b)	14,998	533,676

Lehto Group Oyj(b)	9,196	43,884

Metsa Board Oyj(b)	41,679	255,758

Metso Oyj	31,237	1,075,383

Nokian Renkaat Oyj	35,378	1,185,370

Oriola Oyj Class B	31,025	81,691

Orion Oyj Class B(b)	37,191	1,395,616

Outokumpu Oyj(b)	117,419	426,911

Ramirent Oyj	30,310	186,674

Sanoma Oyj	25,261	247,762

Tieto Oyj(b)	21,232	648,457

Tikkurila Oyj	7,193	118,081
Investments	Shares	Value

Tokmanni Group Corp.	20,800	194,082

Uponor Oyj	10,132	115,929

Valmet Oyj(b)	30,017	760,375

YIT Oyj(b)	63,271	366,941

Total Finland		11,737,357

France – 15.1%

Alten S.A.	2,543	272,406

Altran Technologies S.A.(b)	26,155	287,220

Beneteau S.A.	7,559	88,611

Bonduelle SCA	3,388	99,480

Casino Guichard Perrachon S.A.(b)	59,745	2,592,822

Chargeurs S.A.	4,994	105,533

Coface S.A.	36,811	325,706

Derichebourg S.A.	26,736	108,734

Elior Group S.A.(a)	28,599	383,101

Elis S.A.	25,720	413,846

Eramet	2,968	165,165

Eurazeo SE	9,027	679,110

Eutelsat Communications S.A.	94,605	1,656,613

Gaztransport Et Technigaz S.A.	10,790	982,571

Ingenico Group S.A.	7,527	537,697

Interparfums S.A.	4,516	245,680

IPSOS	8,252	206,812

Jacquet Metal Service S.A.	4,472	74,618

Kaufman & Broad S.A.	4,577	187,173

Korian S.A.	9,245	374,537

Lagardere SCA	42,229	1,086,794

Lectra	4,039	97,733

LISI	4,838	148,846

Maisons du Monde S.A.(a)	3,277	63,362

Metropole Television S.A.	33,455	617,568

Neopost S.A.	14,650	351,038

Nexity S.A.	16,332	797,720

Oeneo S.A.	9,826	103,822

Rallye S.A.(b)	29,165	345,491

Rexel S.A.	50,850	574,109

Rothschild & Co.	11,498	366,013

Rubis SCA	13,617	743,392

Societe BIC S.A.	11,478	1,023,957

Sopra Steria Group	1,882	218,717

SPIE S.A.	28,762	508,976

Tarkett S.A.(b)	10,607	227,959

Television Francaise 1	64,907	598,351

Trigano S.A.	995	77,648

Vicat S.A.	5,989	288,357

Vilmorin & Cie S.A.	3,983	211,093

Total France		18,238,381

Germany – 15.2%

Aareal Bank AG	22,562	696,171

alstria office REIT-AG	42,396	690,263

AURELIUS Equity Opportunities SE & Co. KGaA	15,776	718,837

Aurubis AG	5,532	296,728

BayWa AG	7,344	209,041

See Notes to Financial Statements.

14	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

March 31, 2019

Investments	Shares	Value

Bechtle AG	2,470	$228,947

bet-at-home.com AG	4,502	293,194

Bilfinger SE	8,753	304,678

Carl Zeiss Meditec AG Bearer Shares	5,198	434,533

Comdirect Bank AG	12,078	136,974

CompuGroup Medical SE	2,259	133,167

CropEnergies AG	29,389	171,597

CTS Eventim AG & Co. KGaA	9,849	467,130

Deutz AG	16,907	141,621

DMG MORI AG	5,779	279,998

Duerr AG	9,430	370,173

Elmos Semiconductor AG	3,844	84,080

Encavis AG	21,793	154,407

Freenet AG	50,841	1,093,498

Gerresheimer AG	2,826	212,603

Hamburger Hafen und Logistik AG	13,442	307,602

Hugo Boss AG	13,484	921,754

Indus Holding AG	4,425	213,402

Jenoptik AG	4,486	167,232

K+S AG Registered Shares	16,370	300,346

Kloeckner & Co. SE	19,545	143,857

Krones AG	2,982	263,012

LEG Immobilien AG	11,153	1,370,658

METRO AG	128,791	2,138,826

MLP SE	27,640	138,108

Nemetschek SE	1,595	272,224

NORMA Group SE	3,130	152,038

Pfeiffer Vacuum Technology AG	1,368	209,518

Rheinmetall AG	4,269	445,215

RHOEN-KLINIKUM AG	3,696	106,573

Salzgitter AG	3,656	105,831

Scout24 AG(a)	5,787	299,945

Siltronic AG	3,053	269,583

Sixt Leasing SE	4,510	53,274

Sixt SE	3,810	398,073

Software AG	6,753	228,616

Stroeer SE & Co. KGaA	7,175	420,547

Suedzucker AG	35,397	451,907

Takkt AG	11,352	186,865

TLG Immobilien AG	19,217	579,148

VERBIO Vereinigte BioEnergie AG	15,239	118,495

Vossloh AG	3,171	145,093

Wacker Neuson SE	10,785	256,731

Washtec AG	2,733	208,675

Wuestenrot & Wuerttembergische AG	15,078	289,847

Total Germany		18,280,635

Ireland – 1.0%

C&C Group PLC	94,722	340,347

Glanbia PLC	25,219	493,851

Hibernia REIT PLC	99,720	149,593

Irish Continental Group PLC	22,123	120,726

Total Produce PLC(b)	54,819	104,641

Total Ireland		1,209,158
Investments	Shares	Value

Italy – 25.5%

A2A SpA	688,408	1,257,250

ACEA SpA	49,531	838,131

Amplifon SpA	7,639	148,819

Anima Holding SpA(a)	61,242	250,582

Aquafil SpA	8,315	93,365

Ascopiave SpA	115,927	457,543

ASTM SpA	14,646	398,797

Autogrill SpA	22,363	215,321

Avio SpA	7,461	105,222

Azimut Holding SpA(b)	60,909	1,036,134

Banca Farmafactoring SpA(a)	101,867	620,519

Banca Generali SpA	36,888	918,689

Banca IFIS SpA	8,281	136,778

Banca Mediolanum SpA	286,369	2,030,584

Banca Popolare di Sondrio SCPA	45,453	124,428

Banca Sistema SpA(a)	45,802	77,143

Biesse SpA	4,228	92,005

BPER Banca	74,578	304,897

Brembo SpA	32,570	369,735

Brunello Cucinelli SpA	3,727	128,266

Buzzi Unicem SpA RSP	17,836	232,315

Cairo Communication SpA	41,442	175,430

Cerved Group SpA	30,416	302,592

Credito Emiliano SpA	43,313	243,656

Datalogic SpA	5,974	139,524

De’ Longhi SpA	34,792	939,933

DiaSorin SpA	4,245	427,555

doBank SpA(a)	19,042	255,507

Enav SpA(a)	130,780	713,379

ERG SpA	33,224	629,345

Falck Renewables SpA	46,353	168,374

Fincantieri SpA	72,964	89,793

FinecoBank Banca Fineco SpA	115,478	1,520,316

Gamenet Group SpA(a)	17,618	178,437

Geox SpA(b)	45,068	83,599

Gima TT SpA(a)	14,446	115,556

Gruppo MutuiOnline SpA	7,124	147,665

Hera SpA	277,379	1,004,131

IMA Industria Macchine Automatiche SpA	4,577	342,019

Immobiliare Grande Distribuzione SIIQ SpA	47,801	345,656

Infrastrutture Wireless Italiane SpA(a)	106,656	954,477

Interpump Group SpA	5,501	179,621

Iren SpA	178,564	455,938

Italgas SpA	195,830	1,210,262

Maire Tecnimont SpA	61,630	235,007

MARR SpA	12,111	275,784

Massimo Zanetti Beverage Group SpA(a)	12,536	84,175

OVS SpA*(a)(b)	69,464	127,526

Piaggio & C. SpA	53,433	130,434

Prysmian SpA	24,738	468,460

RAI Way SpA(a)	48,329	250,167

Reply SpA	1,835	118,269

Salvatore Ferragamo SpA	13,749	295,176

See Notes to Financial Statements.

WisdomTree Trust	15

Schedule of Investments (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

March 31, 2019

Investments	Shares	Value

Saras SpA	317,581	$588,740

Societa Cattolica di Assicurazioni SC	41,924	400,838

Societa Iniziative Autostradali e Servizi SpA	36,149	626,708

Technogym SpA(a)	10,617	130,777

Telecom Italia SpA RSP	1,709,925	972,282

Tod’s SpA(b)	4,468	207,198

Unieuro SpA*(a)	10,405	154,102

Unione di Banche Italiane SpA(b)	225,016	595,770

Unipol Gruppo SpA	235,411	1,173,631

UnipolSai Assicurazioni SpA(b)	1,246,567	3,364,897

Zignago Vetro SpA	14,631	163,791

Total Italy		30,823,020

Netherlands – 7.9%

Aalberts Industries N.V.	12,113	419,321

Accell Group N.V.	6,937	192,783

Arcadis N.V.	14,513	226,187

ASM International N.V.	6,242	338,526

ASR Nederland N.V.	38,258	1,593,742

BE Semiconductor Industries N.V.	36,648	976,083

Boskalis Westminster(b)	29,753	770,058

Corbion N.V.	9,688	291,535

Euronext N.V.(a)	11,574	734,266

ForFarmers N.V.	18,376	151,244

IMCD N.V.	4,575	348,548

Intertrust N.V.(a)	20,347	383,823

Koninklijke Volkerwessels N.V.	22,320	460,640

PostNL N.V.	210,425	538,472

SBM Offshore N.V.	20,242	385,366

Signify N.V.(a)	41,038	1,098,996

Sligro Food Group N.V.	9,584	343,827

TKH Group N.V. CVA	5,484	258,870

Wessanen	5,259	64,129

Total Netherlands		9,576,416

Portugal – 3.5%

Altri, SGPS, S.A.	57,359	449,551

Corticeira Amorim, SGPS, S.A.	15,566	185,969

CTT-Correios de Portugal S.A.	95,223	275,857

Mota-Engil, SGPS, S.A.*(b)	61,474	140,813

Navigator Co. S.A. (The)	127,448	583,868

NOS, SGPS, S.A.	183,256	1,172,883

REN - Redes Energeticas Nacionais, SGPS, S.A.	202,966	579,323

Semapa-Sociedade de Investimento e Gestao	14,129	230,356

Sonae Capital, SGPS, S.A.	135,067	132,702

Sonae, SGPS, S.A.	463,456	479,801

Total Portugal		4,231,123

Spain – 10.0%

Acciona S.A.(b)	13,438	1,498,324

Acerinox S.A.	49,737	493,354

Almirall S.A.	13,696	233,754

Applus Services S.A.	14,183	169,446

Atresmedia Corp. de Medios de Comunicacion S.A.(b)	59,438	278,840

Bolsas y Mercados Espanoles SHMSF S.A.	32,440	907,717
Investments	Shares	Value

Cellnex Telecom S.A.*(a)	7,512	220,656

Cia de Distribucion Integral Logista Holdings S.A.	37,052	873,681

Cie Automotive S.A.	15,551	418,725

Construcciones y Auxiliar de Ferrocarriles S.A.	3,783	182,016

Ebro Foods S.A.	28,459	609,066

Ence Energia y Celulosa S.A.	33,736	187,887

Euskaltel S.A.(a)	43,458	405,258

Faes Farma S.A.	74,166	313,955

Fluidra S.A.*	6,725	77,324

Grupo Catalana Occidente S.A.	14,155	505,427

Lar Espana Real Estate Socimi S.A.	34,910	291,638

Mediaset Espana Comunicacion S.A.	137,031	1,024,127

Melia Hotels International S.A.	19,758	183,583

Obrascon Huarte Lain S.A.(b)	203,320	256,264

Prosegur Cash S.A.(a)	167,077	369,202

Prosegur Cia de Seguridad S.A.	62,234	337,518

Sacyr S.A.	84,077	212,885

Talgo S.A.*(a)	21,546	139,351

Tecnicas Reunidas S.A.	15,465	435,337

Unicaja Banco S.A.(a)	169,512	182,342

Viscofan S.A.	8,416	526,832

Zardoya Otis S.A.	86,595	717,581

Total Spain		12,052,090
TOTAL COMMON STOCKS (Cost: $123,422,689)		118,832,287

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.1%

United States – 7.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c)

(Cost: $8,591,779)(d)	8,591,779	8,591,779

TOTAL INVESTMENTS IN SECURITIES – 105.6% (Cost: $132,014,468)		127,424,066

Other Assets less Liabilities – (5.6)%		(6,753,480)

NET ASSETS – 100.0%		$120,670,586
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,888,744 and the total market value of the collateral held by the Fund was $16,674,966. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,083,187.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

16	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

March 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/3/2019	22,108,918	EUR	24,826,480	USD	$631	$—
Bank of America N.A.	4/3/2019	27,309,128	USD	23,923,561	EUR	444,271	—
Bank of America N.A.	5/6/2019	25,124,927	USD	22,313,097	EUR	—	(1,077)
Barclays Bank PLC	4/3/2019	22,108,938	EUR	24,826,480	USD	653	—
Barclays Bank PLC	4/3/2019	27,309,128	USD	23,923,289	EUR	444,577	—
Barclays Bank PLC	5/6/2019	25,124,927	USD	22,312,959	EUR	—	(920)
Citibank N.A.	4/3/2019	2,588,991	EUR	2,955,533	USD	—	(48,237)
Citibank N.A.	4/3/2019	22,108,603	EUR	24,826,480	USD	277	—
Citibank N.A.	4/3/2019	27,309,128	USD	23,923,100	EUR	444,789	—
Citibank N.A.	5/6/2019	25,124,927	USD	22,313,375	EUR	—	(1,389)
Credit Suisse International	4/3/2019	22,108,426	EUR	24,826,480	USD	79	—
Credit Suisse International	5/6/2019	25,124,927	USD	22,313,296	EUR	—	(1,300)
Goldman Sachs	4/3/2019	27,309,128	USD	23,923,100	EUR	444,789	—
UBS AG	4/2/2019	61,000	USD	54,370	EUR	—	(49)
UBS AG	4/3/2019	2,618,394	EUR	2,955,533	USD	—	(15,219)
UBS AG	4/3/2019	16,844,728	EUR	18,915,417	USD	296	—
UBS AG	4/3/2019	14,895,891	USD	13,049,058	EUR	242,510	—
UBS AG	5/6/2019	19,142,804	USD	17,000,291	EUR	—	(633)
						$2,022,872	$(68,824)

CURRENCY LEGEND
EUR	Euro
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	17

Schedule of Investments

WisdomTree Germany Hedged Equity Fund (DXGE)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 98.4%

Germany – 98.4%

Aerospace & Defense – 0.8%

MTU Aero Engines AG	1,875	$424,858

Air Freight & Logistics – 3.8%

Deutsche Post AG Registered Shares	60,251	1,961,932

Airlines – 1.0%

Deutsche Lufthansa AG Registered Shares	24,170	530,980

Auto Components – 1.9%

Continental AG	5,298	798,337

Hella GmbH & Co. KGaA	4,065	178,924

Total Auto Components		977,261

Automobiles – 14.1%

Bayerische Motoren Werke AG	34,972	2,699,696

Daimler AG Registered Shares	51,159	3,001,442

Volkswagen AG	9,602	1,564,411

Total Automobiles		7,265,549

Capital Markets – 2.6%

AURELIUS Equity Opportunities SE & Co. KGaA	5,448	248,239

Deutsche Bank AG Registered Shares	40,718	331,929

Deutsche Boerse AG	5,981	767,612

Total Capital Markets		1,347,780

Chemicals – 9.0%

BASF SE	34,905	2,568,322

Covestro AG(a)	8,263	454,813

Evonik Industries AG	25,161	685,959

Fuchs Petrolub SE	3,671	144,682

K+S AG Registered Shares	8,348	153,164

LANXESS AG	2,924	156,084

Symrise AG	3,235	291,756

Wacker Chemie AG	2,331	201,013

Total Chemicals		4,655,793

Commercial Services & Supplies – 0.1%

Bilfinger SE	1,576	54,858

Construction & Engineering – 0.7%

Hochtief AG	2,344	339,523

Construction Materials – 1.1%

HeidelbergCement AG	7,468	538,010

Diversified Telecommunication Services – 7.2%

Deutsche Telekom AG Registered Shares	223,498	3,712,875

Electrical Equipment – 0.3%

OSRAM Licht AG	4,902	168,869

Electronic Equipment, Instruments & Components – 0.0%

Jenoptik AG	377	14,054

Entertainment – 0.4%

CTS Eventim AG & Co. KGaA	4,278	202,902

Food & Staples Retailing – 1.2%

METRO AG	37,110	616,284
Investments	Shares	Value

Food Products – 0.4%

Suedzucker AG	14,880	189,970

Health Care Equipment & Supplies – 0.1%

Carl Zeiss Meditec AG Bearer Shares	879	73,481

Health Care Providers & Services – 1.9%

Fresenius Medical Care AG & Co. KGaA	5,832	470,835

Fresenius SE & Co. KGaA	8,707	486,486

Total Health Care Providers & Services		957,321

Health Care Technology – 0.1%

CompuGroup Medical SE	570	33,601

Hotels, Restaurants & Leisure – 0.5%

TUI AG	27,566	264,644

Household Products – 1.3%

Henkel AG & Co. KGaA	6,868	653,569

Independent Power & Renewable Electricity Producers – 1.1%

Uniper SE	19,301	582,764

Industrial Conglomerates – 6.0%

Indus Holding AG	766	36,942

Rheinmetall AG	2,553	266,253

Siemens AG Registered Shares	25,848	2,784,507

Total Industrial Conglomerates		3,087,702

Insurance – 15.3%

Allianz SE Registered Shares	17,407	3,875,471

Hannover Rueck SE	7,664	1,101,507

Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	9,528	2,257,386

Talanx AG	16,743	645,964

Total Insurance		7,880,328

Internet & Direct Marketing Retail – 0.1%

Takkt AG	2,573	42,354

IT Services – 0.2%

Bechtle AG	617	57,191

Wirecard AG	332	41,640

Total IT Services		98,831

Life Sciences Tools & Services – 0.1%

Gerresheimer AG	648	48,750

Machinery – 3.0%

DMG MORI AG	3,750	181,691

Duerr AG	4,288	168,325

GEA Group AG	9,525	249,732

KION Group AG	3,760	196,699

Krones AG	884	77,969

MAN SE	6,932	569,759

NORMA Group SE	470	22,830

Pfeiffer Vacuum Technology AG	102	15,622

Wacker Neuson SE	1,595	37,968

Washtec AG	584	44,590

Total Machinery		1,565,185

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

March 31, 2019

Investments	Shares	Value

Media – 1.3%

Axel Springer SE	5,918	$305,937

ProSiebenSat.1 Media SE	26,798	382,746

Total Media		688,683

Metals & Mining – 0.6%

Aurubis AG	3,001	160,970

Salzgitter AG	545	15,776

ThyssenKrupp AG	9,253	127,222

Total Metals & Mining		303,968

Multi-Utilities – 6.3%

E.ON SE	96,744	1,076,731

Innogy SE	35,742	1,531,070

RWE AG	23,102	619,968

Total Multi-Utilities		3,227,769

Personal Products – 0.6%

Beiersdorf AG	3,163	329,373

Pharmaceuticals – 4.6%

Bayer AG Registered Shares	29,846	1,930,325

Merck KGaA	3,605	411,466

Total Pharmaceuticals		2,341,791

Road & Rail – 0.1%

Sixt SE	685	71,570

Semiconductors & Semiconductor Equipment – 0.9%

Infineon Technologies AG	17,601	349,514

Siltronic AG	1,357	119,824

Total Semiconductors & Semiconductor Equipment		469,338

Software – 5.0%

Nemetschek SE	370	63,149

RIB Software SE	259	4,275

SAP SE	21,236	2,456,019

Software AG	1,259	42,622

Total Software		2,566,065
Investments	Shares	Value

Specialty Retail – 0.6%

Fielmann AG	4,203	290,239

Textiles, Apparel & Luxury Goods – 2.3%

adidas AG	3,821	929,302

Hugo Boss AG	4,051	276,923

Total Textiles, Apparel & Luxury Goods		1,206,225

Thrifts & Mortgage Finance – 0.5%

Aareal Bank AG	7,698	237,529

Trading Companies & Distributors – 0.7%

BayWa AG	1,082	30,798

Brenntag AG	6,222	320,674

Kloeckner & Co. SE	2,183	16,068

Total Trading Companies & Distributors		367,540

Transportation Infrastructure – 0.6%

Fraport AG Frankfurt Airport Services Worldwide	3,178	243,509

Hamburger Hafen und Logistik AG	2,883	65,973

Total Transportation Infrastructure		309,482

TOTAL INVESTMENTS IN SECURITIES – 98.4% (Cost: $58,265,329)		50,699,600

Other Assets less Liabilities – 1.6%		841,077

NET ASSETS – 100.0%		$51,540,677
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	4/3/2019	9,688,870	EUR	10,879,797	USD	$277	$—
Bank of America N.A.	4/3/2019	11,714,491	USD	10,262,222	EUR	190,574	—
Bank of America N.A.	5/6/2019	10,733,580	USD	9,532,343	EUR	—	(460)
Barclays Bank PLC	4/3/2019	9,688,879	EUR	10,879,797	USD	286	—
Barclays Bank PLC	4/3/2019	11,714,491	USD	10,262,105	EUR	190,705	—
Barclays Bank PLC	5/6/2019	10,733,580	USD	9,532,284	EUR	—	(393)
Canadian Imperial Bank of Commerce	4/3/2019	11,714,491	USD	10,262,906	EUR	189,807	—
Citibank N.A.	4/3/2019	9,688,732	EUR	10,879,797	USD	122	—
Citibank N.A.	4/3/2019	11,714,491	USD	10,262,025	EUR	190,796	—
Citibank N.A.	5/6/2019	10,733,580	USD	9,532,461	EUR	—	(593)
Credit Suisse International	4/3/2019	9,688,654	EUR	10,879,797	USD	34	—
Credit Suisse International	5/6/2019	10,733,580	USD	9,532,427	EUR	—	(555)
Goldman Sachs	4/3/2019	6,389,724	USD	5,597,469	EUR	104,071	—

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

March 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank N.A.	4/3/2019	1,268,793	EUR	1,439,127	USD	$—	$(14,342)
Royal Bank of Canada	4/2/2019	22,000	USD	19,612	EUR	—	(22)
UBS AG	4/3/2019	7,381,927	EUR	8,289,373	USD	129	—
UBS AG	5/6/2019	8,177,969	USD	7,262,669	EUR	—	(271)
						$866,801	$(16,636)

CURRENCY LEGEND
EUR	Euro
USD	U.S. dollar

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 98.7%

Australia – 6.5%

Altium Ltd.	17,527	$402,394

ARB Corp., Ltd.(a)	12,433	151,907

Aristocrat Leisure Ltd.	67,471	1,174,716

Blackmores Ltd.(a)	3,920	259,327

Caltex Australia Ltd.	123,298	2,295,595

carsales.com Ltd.	88,563	795,821

Cochlear Ltd.	10,024	1,233,848

Computershare Ltd.	138,749	1,683,411

Corporate Travel Management Ltd.	10,914	197,385

Costa Group Holdings Ltd.	12,876	47,013

Crown Resorts Ltd.	242,796	1,985,131

CSL Ltd.	58,443	8,092,930

Domino’s Pizza Enterprises Ltd.(a)	13,177	406,423

Flight Centre Travel Group Ltd.	15,115	451,488

Inghams Group Ltd.(a)	235,563	731,242

Magellan Financial Group Ltd.	81,536	2,109,992

McMillan Shakespeare Ltd.	36,926	314,765

Mineral Resources Ltd.	79,610	893,505

Northern Star Resources Ltd.	116,073	737,949

Pendal Group Ltd.	178,976	1,176,004

Platinum Asset Management Ltd.(a)	329,935	1,075,755

Reece Ltd.	80,516	563,938

Sandfire Resources NL	46,650	228,982

Seek Ltd.	72,971	909,185

Technology One Ltd.	78,934	448,566

Webjet Ltd.	18,216	188,273

Total Australia		28,555,545

Austria – 0.4%

Lenzing AG	16,893	1,811,473

Belgium – 0.6%

Kinepolis Group N.V.	4,429	250,644

Melexis N.V.(a)	9,422	570,764

Warehouses De Pauw CVA	11,016	1,768,812

Total Belgium		2,590,220

China – 3.7%

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	138,000	252,796

China Everbright International Ltd.	831,481	845,256

China Overseas Land & Investment Ltd.	3,614,000	13,719,476

China South City Holdings Ltd.	3,488,000	559,861

CSPC Pharmaceutical Group Ltd.	470,000	874,146

Total China		16,251,535

Denmark – 10.3%

Chr Hansen Holding A/S	15,534	1,576,145

Coloplast A/S Class B	57,971	6,366,770

DFDS A/S	12,168	504,022

DSV A/S	7,851	649,935

GN Store Nord A/S	8,424	391,510

Novo Nordisk A/S Class B	622,219	32,605,281

Pandora A/S	28,785	1,349,057

Rockwool International A/S Class B	577	135,297

Royal Unibrew A/S	12,545	926,443

SimCorp A/S	6,426	620,984

Total Denmark		45,125,444

Finland – 2.0%

DNA Oyj	50,262	1,042,950

Neste Oyj(a)	38,593	4,116,744

Nokian Renkaat Oyj	49,043	1,643,227

Wartsila Oyj Abp	128,255	2,071,600

Total Finland		8,874,521

France – 6.9%

Airbus SE	102,522	13,572,273

Alten S.A.	5,108	547,168

Eurazeo SE	17,708	1,332,190

Hermes International	5,980	3,949,553

Ipsen S.A.	7,846	1,076,567

Safran S.A.	59,245	8,132,466

SEB S.A.	5,311	894,518

Trigano S.A.	15	1,171

Valeo S.A.	35,229	1,022,545

Total France		30,528,451

Germany – 4.7%

1&1 Drillisch AG	54,364	1,937,492

adidas AG	21,030	5,114,691

AURELIUS Equity Opportunities SE & Co. KGaA	36,564	1,666,048

Bechtle AG	6,946	643,833

CompuGroup Medical SE	5,893	347,390

Continental AG	28,542	4,300,893

CTS Eventim AG & Co. KGaA	11,287	535,333

Fielmann AG	15,495	1,070,011

Fuchs Petrolub SE	19,496	768,377

Hugo Boss AG	18,896	1,291,714

Nemetschek SE	3,389	578,411

Pfeiffer Vacuum Technology AG	1,717	262,970

Siltronic AG	7,529	664,818

United Internet AG Registered Shares	32,486	1,186,594

Wirecard AG	1,010	126,677

Total Germany		20,495,252

Hong Kong – 1.1%

Galaxy Entertainment Group Ltd.	385,000	2,621,450

Techtronic Industries Co., Ltd.	206,500	1,387,636

Vitasoy International Holdings Ltd.	168,000	813,254

Total Hong Kong		4,822,340

Ireland – 0.5%

Glanbia PLC	48,060	941,135

Hibernia REIT PLC	101,122	151,696

Irish Continental Group PLC	48,705	265,785

Kingspan Group PLC	16,031	742,697

Total Ireland		2,101,313

Israel – 0.5%

Bezeq Israeli Telecommunication Corp., Ltd.	3,098,636	2,224,075

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2019

Investments	Shares	Value

Italy – 2.0%

Biesse SpA	33	$718

Brembo SpA	56,617	642,717

Datalogic SpA	7,140	166,757

De’ Longhi SpA	46,195	1,247,993

DiaSorin SpA	5,956	599,886

Ferrari N.V.	8,515	1,142,547

Gima TT SpA(b)	207	1,656

IMA Industria Macchine Automatiche SpA	8,682	648,768

Interpump Group SpA	9,962	325,284

Moncler SpA	13,186	531,828

Recordati SpA	64,906	2,529,654

Reply SpA	3,597	231,832

Salvatore Ferragamo SpA	19,750	424,011

Technogym SpA(b)	17,486	215,387

Total Italy		8,709,038

Japan – 16.1%

Ai Holdings Corp.	13,000	214,817

Asahi Intecc Co., Ltd.	8,700	408,727

Astellas Pharma, Inc.	506,000	7,581,886

Benefit One, Inc.(a)	20,000	392,465

Calbee, Inc.	12,500	336,766

Chugai Pharmaceutical Co., Ltd.	69,200	4,757,754

Create SD Holdings Co., Ltd.	10,100	237,524

CyberAgent, Inc.	6,900	281,461

Daikin Industries Ltd.	29,400	3,445,074

Dip Corp.(a)	8,900	153,741

Disco Corp.(a)	9,100	1,296,535

en-japan, Inc.	150	4,364

Financial Products Group Co., Ltd.	23,400	191,750

GMO Payment Gateway, Inc.(a)	3,800	269,847

Harmonic Drive Systems, Inc.(a)	6,000	205,448

Haseko Corp.	83,600	1,051,373

Hazama Ando Corp.	58,700	392,977

Hikari Tsushin, Inc.	5,800	1,098,848

Hoya Corp.	53,600	3,539,435

Japan Lifeline Co., Ltd.(a)	10,600	175,063

Kakaku.com, Inc.	33,200	637,994

Kaken Pharmaceutical Co., Ltd.	16,500	749,831

Keyence Corp.	2,200	1,370,863

Koito Manufacturing Co., Ltd.	14,300	810,056

Kyudenko Corp.	6,200	194,371

Lasertec Corp.	7,500	313,389

M3, Inc.	23,300	390,912

Meitec Corp.	12,600	572,598

Mixi, Inc.	30,900	714,118

Modec, Inc.	10,900	310,205

MonotaRO Co., Ltd.	12,700	282,375

Murata Manufacturing Co., Ltd.	115,920	5,772,698

Nidec Corp.	16,100	2,040,046

Nihon M&A Center, Inc.	11,100	303,862

Nissan Chemical Corp.	24,200	1,108,497

Nitto Denko Corp.	36,800	1,933,342

Obara Group, Inc.	7,700	254,962

Open House Co., Ltd.	9,800	336,008

Oracle Corp.	20,300	1,362,687

Oriental Land Co., Ltd.	8,800	999,377

Park24 Co., Ltd.	34,400	746,833

Pigeon Corp.	18,400	752,225

Relo Group, Inc.	15,400	432,705

Ryohin Keikaku Co., Ltd.	2,100	531,996

Seria Co., Ltd.(a)	1,400	48,254

Shimano, Inc.	7,500	1,219,677

Sundrug Co., Ltd.	23,200	639,292

Sysmex Corp.	14,500	876,406

Systena Corp.	13,300	144,433

T-Gaia Corp.	20,300	336,729

TechnoPro Holdings, Inc.	7,000	417,401

Toei Animation Co., Ltd.	6,100	300,908

Tokyo Electron Ltd.	65,300	9,439,400

Trend Micro, Inc.	37,800	1,840,737

USS Co., Ltd.	57,600	1,068,893

V Technology Co., Ltd.	1,000	126,756

Yahoo Japan Corp.	1,525,500	3,735,018

Yaskawa Electric Corp.(a)	32,900	1,032,909

ZOZO, Inc.	19,400	365,618

Total Japan		70,550,236

Netherlands – 2.4%

ASM International N.V.	13,038	707,098

ASML Holding N.V.	39,197	7,358,865

BE Semiconductor Industries N.V.	69,965	1,863,448

Corbion N.V.	16,985	511,119

Total Netherlands		10,440,530

New Zealand – 0.8%

Fisher & Paykel Healthcare Corp., Ltd.	106,725	1,142,747

Mainfreight Ltd.	24,265	593,272

Ryman Healthcare Ltd.	103,650	865,944

Z Energy Ltd.	252,260	1,076,978

Total New Zealand		3,678,941

Norway – 1.8%

Borregaard ASA	29,283	290,736

Entra ASA(b)	58,983	891,772

Grieg Seafood ASA	49,609	602,571

Leroy Seafood Group ASA	197,749	1,436,571

Salmar ASA	70,859	3,404,879

Tomra Systems ASA	21,075	628,951

Veidekke ASA	71,187	748,110

Total Norway		8,003,590

Portugal – 0.1%

Altri, SGPS, S.A.	55,614	435,874

Singapore – 0.7%

First Resources Ltd.	438,200	530,563

Sheng Siong Group Ltd.	566,100	434,658

SIA Engineering Co., Ltd.	358,000	650,188

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2019

Investments	Shares	Value

Venture Corp., Ltd.	104,000	$1,377,453

Total Singapore		2,992,862

Spain – 4.3%

Cie Automotive S.A.	15,632	420,906

Faes Farma S.A.	110,348	467,119

Industria de Diseno Textil S.A.	521,723	15,348,395

Prosegur Cash S.A.(b)	233,500	515,981

Prosegur Cia de Seguridad S.A.	110,668	600,193

Zardoya Otis S.A.(a)	171,177	1,418,481

Total Spain		18,771,075

Sweden – 5.8%

AddTech AB Class B	10,837	225,496

Atlas Copco AB Class A	188,399	5,070,867

Atlas Copco AB Class B	103,758	2,574,010

Beijer Ref AB	14,748	237,709

Bonava AB Class B	35,931	452,852

Electrolux AB Series B	85,358	2,198,530

Evolution Gaming Group AB(b)	5,290	417,768

Fagerhult AB	14,544	111,958

Hexpol AB	78,521	661,587

Indutrade AB	22,347	637,501

Intrum AB(a)	52,933	1,523,736

Investment AB Latour Class B(a)	128,398	1,723,454

JM AB(a)	37,090	666,199

Lifco AB Class B	9,790	400,031

Loomis AB Class B	18,406	635,011

Mycronic AB	29,296	418,501

NetEnt AB*	122,064	444,154

Nobia AB	73,139	429,752

Nolato AB Class B	1,587	66,130

Paradox Interactive AB	5,683	88,229

Peab AB	142,581	1,235,150

Sandvik AB	253,399	4,125,284

Sweco AB Class B	25,422	613,945

Thule Group AB(b)	18,876	427,367

Total Sweden		25,385,221

Switzerland – 6.5%

Bucher Industries AG Registered Shares	1,959	655,033

Comet Holding AG Registered Shares*(a)	1,713	146,204

EMS-Chemie Holding AG Registered Shares	7,215	3,912,140

Kuehne + Nagel International AG Registered Shares	42,126	5,778,102

Logitech International S.A. Registered Shares	25,954	1,017,155

Oriflame Holding AG	14,848	285,745

Partners Group Holding AG	8,081	5,874,730

SGS S.A. Registered Shares	1,960	4,876,875

Sonova Holding AG Registered Shares	11,484	2,271,662

Straumann Holding AG Registered Shares	1,328	1,083,442

Sunrise Communications Group AG*(a)(b)	27,064	1,991,958

Temenos AG Registered Shares*	3,827	564,117

Ypsomed Holding AG Registered Shares*	1,970	252,209

Total Switzerland		28,709,372

United Kingdom – 21.0%

A.G. Barr PLC	36,423	383,010

Abcam PLC	19,754	292,154

Ashtead Group PLC	50,738	1,224,765

Barratt Developments PLC	542,168	4,233,182

Bellway PLC	36,950	1,466,098

Bovis Homes Group PLC	36,903	511,400

British American Tobacco PLC	509,914	21,222,331

Cineworld Group PLC	187,941	716,567

Compass Group PLC	235,004	5,525,777

Computacenter PLC	27,880	401,799

Cranswick PLC	6,394	226,789

Croda International PLC	24,619	1,616,180

Diageo PLC	662,453	27,087,520

Diploma PLC	20,251	384,738

Domino’s Pizza Group PLC	113,008	356,357

Dunelm Group PLC	67,355	763,134

easyJet PLC	69,681	1,014,666

Electrocomponents PLC	93,333	683,248

Fevertree Drinks PLC	3,142	123,603

Games Workshop Group PLC	9,286	380,549

Greggs PLC	21,587	517,291

Hargreaves Lansdown PLC	75,022	1,821,710

Hill & Smith Holdings PLC	14,115	228,620

HomeServe PLC	49,878	666,184

Howden Joinery Group PLC	114,763	725,727

IMI PLC	86,690	1,082,171

Jardine Lloyd Thompson Group PLC	68,532	1,709,215

JD Sports Fashion PLC	37,096	242,947

Marshalls PLC	79,951	644,354

Moneysupermarket.com Group PLC	190,590	924,104

Next PLC	26,510	1,927,548

NMC Health PLC	5,796	172,499

Pagegroup PLC	137,218	840,369

Redrow PLC	92,334	723,098

RELX PLC	224,643	4,805,018

Renishaw PLC	8,528	411,826

Rentokil Initial PLC	172,363	793,504

Rightmove PLC	113,333	753,161

Rotork PLC	134,643	496,163

RWS Holdings PLC	37,610	236,217

Softcat PLC	27,674	299,303

Spirax-Sarco Engineering PLC	8,539	800,013

Superdry PLC	132	943

Synthomer PLC	107,464	531,278

Ted Baker PLC	6,568	133,340

Unite Group PLC (The)	77,407	925,438

Victrex PLC	15,706	441,241

WH Smith PLC	18,678	516,460

Total United Kingdom		91,983,609
TOTAL COMMON STOCKS (Cost: $429,220,845)		433,040,517

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2019

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.4%

United States – 2.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c) (Cost: $10,577,670)(d)	10,577,670	$10,577,670
TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $439,798,515)		443,618,187

Other Assets less Liabilities – (1.1)%		(4,910,385)

NET ASSETS – 100.0%		$438,707,802

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,937,774 and the total market value of the collateral held by the Fund was $15,807,221. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,229,551.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/3/2019	297,320	AUD	210,771	USD	$435	$—
Bank of America N.A.	4/3/2019	8,504,826	AUD	6,041,752	USD	—	(216)
Bank of America N.A.	4/3/2019	205,696	CHF	206,441	USD	122	—
Bank of America N.A.	4/3/2019	5,892,943	CHF	5,917,625	USD	147	—
Bank of America N.A.	4/3/2019	2,048,142	DKK	311,914	USD	—	(3,832)
Bank of America N.A.	4/3/2019	59,442,932	DKK	8,941,016	USD	391	—
Bank of America N.A.	4/3/2019	671,077	EUR	762,640	USD	—	(9,057)
Bank of America N.A.	4/3/2019	19,468,120	EUR	21,861,083	USD	556	—
Bank of America N.A.	4/3/2019	491,461	GBP	648,584	USD	—	(8,153)
Bank of America N.A.	4/3/2019	14,266,615	GBP	18,591,668	USD	—	(591)
Bank of America N.A.	4/3/2019	1,169,093	HKD	148,973	USD	—	(39)
Bank of America N.A.	4/3/2019	33,520,785	HKD	4,270,297	USD	14	—
Bank of America N.A.	4/3/2019	74,014	ILS	20,508	USD	—	(113)
Bank of America N.A.	4/3/2019	2,133,281	ILS	587,866	USD	—	(39)
Bank of America N.A.	4/3/2019	58,128,601	JPY	522,111	USD	3,101	—
Bank of America N.A.	4/3/2019	1,656,361,383	JPY	14,966,305	USD	—	(500)
Bank of America N.A.	4/3/2019	511,215	NOK	59,900	USD	—	(534)
Bank of America N.A.	4/3/2019	14,785,036	NOK	1,717,032	USD	—	(86)
Bank of America N.A.	4/3/2019	35,811	NZD	24,524	USD	—	(100)
Bank of America N.A.	4/3/2019	1,030,755	NZD	702,975	USD	15	—
Bank of America N.A.	4/3/2019	1,750,033	SEK	190,736	USD	—	(2,045)
Bank of America N.A.	4/3/2019	50,706,044	SEK	5,467,450	USD	—	(264)
Bank of America N.A.	4/3/2019	30,389	SGD	22,511	USD	—	(75)
Bank of America N.A.	4/3/2019	873,955	SGD	645,274	USD	—	(39)
Bank of America N.A.	4/3/2019	6,375,824	USD	8,957,589	AUD	12,661	—
Bank of America N.A.	4/3/2019	6,244,834	USD	6,203,737	CHF	14,958	—
Bank of America N.A.	4/3/2019	9,435,400	USD	61,660,311	DKK	160,455	—
Bank of America N.A.	4/3/2019	23,069,868	USD	20,209,851	EUR	375,306	—
Bank of America N.A.	4/3/2019	19,619,674	USD	14,728,479	GBP	426,735	—
Bank of America N.A.	4/3/2019	4,506,419	USD	35,341,884	HKD	4,112	—
Bank of America N.A.	4/3/2019	620,372	USD	2,243,720	ILS	2,113	—

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/3/2019	15,793,851	USD	1,754,038,242	JPY	$—	$(54,498)
Bank of America N.A.	4/3/2019	1,811,974	USD	15,464,171	NOK	16,162	—
Bank of America N.A.	4/3/2019	741,846	USD	1,087,846	NZD	—	(81)
Bank of America N.A.	4/3/2019	5,769,767	USD	53,135,175	SEK	40,669	—
Bank of America N.A.	4/3/2019	680,954	USD	919,763	SGD	1,899	—
Bank of America N.A.	5/3/2019	5,985,062	USD	8,420,284	AUD	73	—
Bank of America N.A.	5/3/2019	9,560,816	USD	63,391,958	DKK	—	(571)
Bank of America N.A.	5/3/2019	19,418,503	USD	14,884,196	GBP	—	(6,620)
Bank of America N.A.	5/3/2019	493,245	USD	1,786,423	ILS	21	—
Bank of America N.A.	5/3/2019	757,110	USD	1,109,546	NZD	—	(48)
Bank of America N.A.	5/6/2019	5,946,907	USD	5,903,727	CHF	—	(226)
Bank of America N.A.	5/6/2019	22,045,067	USD	19,577,917	EUR	—	(945)
Bank of America N.A.	5/6/2019	4,339,407	USD	34,030,432	HKD	—	(473)
Bank of America N.A.	5/6/2019	1,706,589	USD	14,676,290	NOK	80	—
Bank of America N.A.	5/6/2019	5,393,966	USD	49,901,613	SEK	244	—
Bank of America N.A.	5/6/2019	643,353	USD	870,857	SGD	16	—
Bank of America N.A.	5/9/2019	14,939,991	USD	1,648,877,504	JPY	—	(4,247)
Barclays Bank PLC	4/3/2019	8,504,838	AUD	6,041,752	USD	—	(208)
Barclays Bank PLC	4/3/2019	5,892,901	CHF	5,917,625	USD	105	—
Barclays Bank PLC	4/3/2019	59,441,689	DKK	8,941,016	USD	204	—
Barclays Bank PLC	4/3/2019	19,468,137	EUR	21,861,083	USD	575	—
Barclays Bank PLC	4/3/2019	14,266,703	GBP	18,591,668	USD	—	(477)
Barclays Bank PLC	4/3/2019	33,520,849	HKD	4,270,297	USD	23	—
Barclays Bank PLC	4/3/2019	2,133,348	ILS	587,866	USD	—	(20)
Barclays Bank PLC	4/3/2019	1,656,365,873	JPY	14,966,305	USD	—	(460)
Barclays Bank PLC	4/3/2019	14,785,399	NOK	1,717,032	USD	—	(44)
Barclays Bank PLC	4/3/2019	1,030,757	NZD	702,975	USD	16	—
Barclays Bank PLC	4/3/2019	50,707,258	SEK	5,467,450	USD	—	(133)
Barclays Bank PLC	4/3/2019	873,920	SGD	645,274	USD	—	(64)
Barclays Bank PLC	4/3/2019	6,375,824	USD	8,957,778	AUD	12,527	—
Barclays Bank PLC	4/3/2019	6,244,834	USD	6,203,599	CHF	15,096	—
Barclays Bank PLC	4/3/2019	9,435,400	USD	61,659,433	DKK	160,587	—
Barclays Bank PLC	4/3/2019	23,069,868	USD	20,209,621	EUR	375,564	—
Barclays Bank PLC	4/3/2019	19,619,674	USD	14,728,081	GBP	427,253	—
Barclays Bank PLC	4/3/2019	4,506,419	USD	35,339,879	HKD	4,368	—
Barclays Bank PLC	4/3/2019	620,372	USD	2,243,699	ILS	2,119	—
Barclays Bank PLC	4/3/2019	15,793,851	USD	1,754,019,289	JPY	—	(54,327)
Barclays Bank PLC	4/3/2019	1,811,974	USD	15,464,944	NOK	16,072	—
Barclays Bank PLC	4/3/2019	741,846	USD	1,087,872	NZD	—	(98)
Barclays Bank PLC	4/3/2019	5,769,767	USD	53,133,813	SEK	40,816	—
Barclays Bank PLC	4/3/2019	680,954	USD	919,744	SGD	1,913	—
Barclays Bank PLC	5/3/2019	5,985,062	USD	8,420,402	AUD	—	(11)
Barclays Bank PLC	5/3/2019	9,560,816	USD	63,391,652	DKK	—	(525)
Barclays Bank PLC	5/3/2019	19,418,503	USD	14,878,950	GBP	226	—
Barclays Bank PLC	5/3/2019	493,245	USD	1,786,578	ILS	—	(21)
Barclays Bank PLC	5/3/2019	757,110	USD	1,109,550	NZD	—	(50)
Barclays Bank PLC	5/6/2019	5,946,907	USD	5,903,768	CHF	—	(268)
Barclays Bank PLC	5/6/2019	22,045,067	USD	19,577,795	EUR	—	(808)
Barclays Bank PLC	5/6/2019	4,339,407	USD	34,030,194	HKD	—	(443)
Barclays Bank PLC	5/6/2019	1,706,589	USD	14,676,749	NOK	27	—
Barclays Bank PLC	5/6/2019	5,393,966	USD	49,903,673	SEK	21	—
Barclays Bank PLC	5/6/2019	643,353	USD	870,907	SGD	—	(20)
Barclays Bank PLC	5/9/2019	14,939,991	USD	1,648,884,974	JPY	—	(4,315)
Canadian Imperial Bank of Commerce	4/3/2019	6,375,824	USD	8,957,828	AUD	12,491	—
Canadian Imperial Bank of Commerce	4/3/2019	6,244,834	USD	6,204,243	CHF	14,450	—

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	4/3/2019	9,435,400	USD	61,664,396	DKK	$159,841	$—
Canadian Imperial Bank of Commerce	4/3/2019	23,069,868	USD	20,211,196	EUR	373,795	—
Canadian Imperial Bank of Commerce	4/3/2019	19,619,674	USD	14,728,932	GBP	426,144	—
Canadian Imperial Bank of Commerce	4/3/2019	4,506,419	USD	35,340,870	HKD	4,242	—
Canadian Imperial Bank of Commerce	4/3/2019	620,372	USD	2,243,799	ILS	2,091	—
Canadian Imperial Bank of Commerce	4/3/2019	15,793,851	USD	1,754,163,013	JPY	—	(55,626)
Canadian Imperial Bank of Commerce	4/3/2019	1,811,974	USD	15,466,285	NOK	15,916	—
Canadian Imperial Bank of Commerce	4/3/2019	741,846	USD	1,087,942	NZD	—	(146)
Canadian Imperial Bank of Commerce	4/3/2019	5,769,767	USD	53,138,862	SEK	40,271	—
Canadian Imperial Bank of Commerce	4/3/2019	680,954	USD	919,717	SGD	1,933	—
Citibank N.A.	4/3/2019	8,505,149	AUD	6,041,752	USD	13	—
Citibank N.A.	4/3/2019	5,892,919	CHF	5,917,625	USD	123	—
Citibank N.A.	4/3/2019	59,440,751	DKK	8,941,016	USD	63	—
Citibank N.A.	4/3/2019	19,467,843	EUR	21,861,083	USD	244	—
Citibank N.A.	4/3/2019	14,266,604	GBP	18,591,668	USD	—	(605)
Citibank N.A.	4/3/2019	33,521,750	HKD	4,270,297	USD	137	—
Citibank N.A.	4/3/2019	2,133,381	ILS	587,866	USD	—	(11)
Citibank N.A.	4/3/2019	1,656,370,363	JPY	14,966,305	USD	—	(419)
Citibank N.A.	4/3/2019	14,785,524	NOK	1,717,032	USD	—	(29)
Citibank N.A.	4/3/2019	1,030,740	NZD	702,975	USD	4	—
Citibank N.A.	4/3/2019	50,707,619	SEK	5,467,450	USD	—	(94)
Citibank N.A.	4/3/2019	873,984	SGD	645,274	USD	—	(17)
Citibank N.A.	4/3/2019	6,375,824	USD	8,957,451	AUD	12,759	—
Citibank N.A.	4/3/2019	6,244,834	USD	6,203,587	CHF	15,109	—
Citibank N.A.	4/3/2019	9,435,400	USD	61,658,622	DKK	160,709	—
Citibank N.A.	4/3/2019	23,069,868	USD	20,209,461	EUR	375,743	—
Citibank N.A.	4/3/2019	19,619,674	USD	14,728,048	GBP	427,297	—
Citibank N.A.	4/3/2019	4,506,419	USD	35,338,067	HKD	4,599	—
Citibank N.A.	4/3/2019	620,372	USD	2,243,577	ILS	2,153	—
Citibank N.A.	4/3/2019	15,793,851	USD	1,754,012,972	JPY	—	(54,270)
Citibank N.A.	4/3/2019	1,811,974	USD	15,465,182	NOK	16,045	—
Citibank N.A.	4/3/2019	741,846	USD	1,087,864	NZD	—	(93)
Citibank N.A.	4/3/2019	5,769,767	USD	53,134,015	SEK	40,794	—
Citibank N.A.	4/3/2019	680,954	USD	919,711	SGD	1,937	—
Citibank N.A.	5/3/2019	5,985,062	USD	8,420,663	AUD	—	(197)
Citibank N.A.	5/3/2019	9,560,816	USD	63,393,469	DKK	—	(799)
Citibank N.A.	5/3/2019	19,418,503	USD	14,879,167	GBP	—	(56)
Citibank N.A.	5/3/2019	493,245	USD	1,786,478	ILS	6	—
Citibank N.A.	5/3/2019	757,110	USD	1,109,530	NZD	—	(36)
Citibank N.A.	5/6/2019	5,946,907	USD	5,903,703	CHF	—	(202)
Citibank N.A.	5/6/2019	22,045,067	USD	19,578,160	EUR	—	(1,219)
Citibank N.A.	5/6/2019	4,339,407	USD	34,029,291	HKD	—	(328)
Citibank N.A.	5/6/2019	1,706,589	USD	14,676,957	NOK	3	—
Citibank N.A.	5/6/2019	5,393,966	USD	49,904,704	SEK	—	(90)
Citibank N.A.	5/6/2019	643,353	USD	870,863	SGD	13	—
Citibank N.A.	5/9/2019	14,939,991	USD	1,648,931,288	JPY	—	(4,735)
Credit Suisse International	4/3/2019	8,504,623	AUD	6,041,752	USD	—	(361)
Credit Suisse International	4/3/2019	5,892,801	CHF	5,917,625	USD	4	—
Credit Suisse International	4/3/2019	59,440,017	DKK	8,941,016	USD	—	(48)
Credit Suisse International	4/3/2019	19,467,687	EUR	21,861,083	USD	69	—
Credit Suisse International	4/3/2019	14,266,440	GBP	18,591,668	USD	—	(819)
Credit Suisse International	4/3/2019	33,522,438	HKD	4,270,297	USD	225	—
Credit Suisse International	4/3/2019	2,133,042	ILS	587,866	USD	—	(105)
Credit Suisse International	4/3/2019	1,656,323,967	JPY	14,966,305	USD	—	(838)
Credit Suisse International	4/3/2019	14,785,165	NOK	1,717,032	USD	—	(71)

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Credit Suisse International	4/3/2019	1,030,713	NZD	702,975	USD	$—	$(14)
Credit Suisse International	4/3/2019	50,706,323	SEK	5,467,450	USD	—	(234)
Credit Suisse International	4/3/2019	873,951	SGD	645,274	USD	—	(42)
Credit Suisse International	5/3/2019	5,985,062	USD	8,420,556	AUD	—	(121)
Credit Suisse International	5/3/2019	9,560,816	USD	63,392,665	DKK	—	(678)
Credit Suisse International	5/3/2019	19,418,503	USD	14,879,133	GBP	—	(12)
Credit Suisse International	5/3/2019	493,245	USD	1,786,469	ILS	9	—
Credit Suisse International	5/3/2019	757,110	USD	1,109,574	NZD	—	(66)
Credit Suisse International	5/6/2019	5,946,907	USD	5,903,822	CHF	—	(322)
Credit Suisse International	5/6/2019	22,045,067	USD	19,578,091	EUR	—	(1,141)
Credit Suisse International	5/6/2019	4,339,407	USD	34,030,246	HKD	—	(449)
Credit Suisse International	5/6/2019	1,706,589	USD	14,676,981	NOK	—	—
Credit Suisse International	5/6/2019	5,393,966	USD	49,903,992	SEK	—	(13)
Credit Suisse International	5/6/2019	643,353	USD	870,992	SGD	—	(83)
Credit Suisse International	5/9/2019	14,939,991	USD	1,648,914,854	JPY	—	(4,586)
Goldman Sachs	4/3/2019	3,477,726	USD	4,885,448	AUD	7,272	—
Goldman Sachs	4/3/2019	3,406,274	USD	3,383,701	CHF	8,316	—
Goldman Sachs	4/3/2019	5,146,585	USD	33,631,590	DKK	87,721	—
Goldman Sachs	4/3/2019	12,583,565	USD	11,023,343	EUR	204,951	—
Goldman Sachs	4/3/2019	10,701,641	USD	8,033,318	GBP	233,283	—
Goldman Sachs	4/3/2019	2,458,049	USD	19,278,849	HKD	2,060	—
Goldman Sachs	4/3/2019	338,385	USD	1,223,748	ILS	1,180	—
Goldman Sachs	4/3/2019	8,614,830	USD	956,727,698	JPY	—	(29,540)
Goldman Sachs	4/3/2019	988,350	USD	8,435,493	NOK	8,759	—
Goldman Sachs	4/3/2019	404,644	USD	593,388	NZD	—	(55)
Goldman Sachs	4/3/2019	3,147,146	USD	28,981,413	SEK	22,335	—
Goldman Sachs	4/3/2019	371,433	USD	501,682	SGD	1,045	—
Societe Generale	4/2/2019	108,622	CHF	109,071	USD	—	(2)
Societe Generale	4/2/2019	1,469,411	DKK	221,020	USD	—	(11)
Societe Generale	4/2/2019	442,883	EUR	497,314	USD	—	(22)
Societe Generale	4/2/2019	775,790	HKD	98,830	USD	—	(3)
Societe Generale	4/2/2019	1,206,617	SEK	130,096	USD	—	(6)
UBS AG	4/2/2019	233,295	AUD	165,724	USD	—	(3)
UBS AG	4/2/2019	455,595	GBP	593,676	USD	—	(12)
UBS AG	4/2/2019	564,011	NOK	65,496	USD	—	(1)
UBS AG	4/3/2019	6,479,936	AUD	4,603,243	USD	—	(119)
UBS AG	4/3/2019	4,489,832	CHF	4,508,669	USD	80	—
UBS AG	4/3/2019	45,288,594	DKK	6,812,207	USD	104	—
UBS AG	4/3/2019	14,832,710	EUR	16,656,065	USD	260	—
UBS AG	4/3/2019	10,869,911	GBP	14,165,081	USD	—	(309)
UBS AG	4/3/2019	25,539,784	HKD	3,253,564	USD	24	—
UBS AG	4/3/2019	1,625,443	ILS	447,901	USD	—	(9)
UBS AG	4/3/2019	1,261,993,483	JPY	11,402,903	USD	—	(350)
UBS AG	4/3/2019	11,265,115	NOK	1,308,218	USD	—	(31)
UBS AG	4/3/2019	785,341	NZD	535,604	USD	10	—
UBS AG	4/3/2019	38,634,260	SEK	4,165,678	USD	—	(86)
UBS AG	4/3/2019	665,899	SGD	491,642	USD	—	(13)
UBS AG	5/3/2019	4,560,050	USD	6,415,612	AUD	—	(54)
UBS AG	5/3/2019	7,284,435	USD	48,298,528	DKK	—	(415)
UBS AG	5/3/2019	14,795,050	USD	11,336,456	GBP	25	—
UBS AG	5/3/2019	375,810	USD	1,361,254	ILS	—	(26)
UBS AG	5/3/2019	576,850	USD	845,351	NZD	—	(20)
UBS AG	5/6/2019	4,530,979	USD	4,498,084	CHF	—	(177)
UBS AG	5/6/2019	16,796,245	USD	14,916,365	EUR	—	(556)
UBS AG	5/6/2019	3,306,216	USD	25,927,984	HKD	—	(364)

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

March 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	5/6/2019	1,300,262	USD	11,182,420	NOK	$9	$—
UBS AG	5/6/2019	4,109,692	USD	38,022,439	SEK	—	(44)
UBS AG	5/6/2019	490,175	USD	663,556	SGD	—	(20)
UBS AG	5/9/2019	11,382,853	USD	1,256,323,209	JPY	—	(3,556)
						$4,804,463	$(320,463)

CURRENCY LEGEND
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.1%

Japan – 99.1%

Air Freight & Logistics – 0.1%

AIT Corp.	63,600	$639,534

Kintetsu World Express, Inc.	64,400	980,967

Total Air Freight & Logistics		1,620,501

Airlines – 0.5%

Japan Airlines Co., Ltd.	477,700	16,827,504

Auto Components – 5.9%

Ahresty Corp.(a)	64,400	368,299

Aisan Industry Co., Ltd.	64,200	394,417

Aisin Seiki Co., Ltd.	412,008	14,721,883

Bridgestone Corp.	1,474,785	56,840,880

Daido Metal Co., Ltd.(a)	7,300	46,695

Daikyonishikawa Corp.	64,400	591,141

Denso Corp.	990,179	38,619,531

Eagle Industry Co., Ltd.	98,200	1,072,628

Exedy Corp.(a)	64,200	1,390,899

FCC Co., Ltd.	64,200	1,357,837

Futaba Industrial Co., Ltd.	1,100	5,416

G-Tekt Corp.	55,100	761,648

H-One Co., Ltd.	64,400	521,321

Kasai Kogyo Co., Ltd.	64,900	479,633

Keihin Corp.	63,500	1,039,545

Koito Manufacturing Co., Ltd.	73,801	4,180,623

KYB Corp.(a)	18,700	459,200

Mitsuba Corp.(a)	65,000	365,271

Musashi Seimitsu Industry Co., Ltd.	87,200	1,181,732

NGK Spark Plug Co., Ltd.	207,264	3,846,233

NHK Spring Co., Ltd.(a)	225,400	2,024,191

Nichirin Co., Ltd.	60,700	973,964

Nifco, Inc.(a)	75,390	1,920,764

Nippon Piston Ring Co., Ltd.	29,400	417,818

Nissin Kogyo Co., Ltd.	131,200	1,644,075

NOK Corp.(a)	192,300	2,993,476

Pacific Industrial Co., Ltd.(a)	115,900	1,629,312

Piolax, Inc.(a)	64,100	1,232,948

Press Kogyo Co., Ltd.	29,600	156,979

Riken Corp.	33,900	1,540,561

Sanoh Industrial Co., Ltd.(a)	64,400	293,825

Shoei Co., Ltd.(a)	31,700	1,353,232

Showa Corp.	34,100	435,011

Stanley Electric Co., Ltd.	85,207	2,290,200

Sumitomo Electric Industries Ltd.	1,124,883	14,924,251

Sumitomo Riko Co., Ltd.	114,600	960,824

Sumitomo Rubber Industries Ltd.	386,291	4,634,724

T. RAD Co., Ltd.	20,500	393,016

Tachi-S Co., Ltd.	64,400	921,621

Taiho Kogyo Co., Ltd.	96,500	789,018

Tokai Rika Co., Ltd.	191,314	3,261,594

Topre Corp.	64,200	1,198,910

Toyo Tire Corp.	173,900	1,971,762

Toyoda Gosei Co., Ltd.	125,700	2,661,976

Toyota Boshoku Corp.	225,736	3,416,071

TPR Co., Ltd.	64,294	1,222,739

TS Tech Co., Ltd.	64,932	1,868,441

Unipres Corp.	64,900	1,013,797

Yokohama Rubber Co., Ltd. (The)	205,300	3,813,496

Yorozu Corp.	64,400	841,328

Total Auto Components		191,044,756

Automobiles – 12.8%

Honda Motor Co., Ltd.	2,744,747	74,269,479

Isuzu Motors Ltd.	951,600	12,500,577

Mazda Motor Corp.	786,415	8,799,521

Mitsubishi Motors Corp.	1,505,001	7,995,126

Nissan Motor Co., Ltd.(a)	10,958,404	89,916,633

Subaru Corp.(a)	1,750,167	39,886,130

Suzuki Motor Corp.	297,936	13,184,176

Toyota Motor Corp.	2,693,670	157,869,967

Yamaha Motor Co., Ltd.	542,400	10,638,753

Total Automobiles		415,060,362

Banks – 8.9%

Mitsubishi UFJ Financial Group, Inc.	21,703,522	107,846,023

Mizuho Financial Group, Inc.	53,278,844	82,456,213

Sumitomo Mitsui Financial Group, Inc.	2,860,300	100,162,830

Total Banks		290,465,066

Beverages – 1.3%

Asahi Group Holdings Ltd.	330,500	14,720,739

Kirin Holdings Co., Ltd.	740,745	17,684,588

Suntory Beverage & Food Ltd.	221,600	10,410,805

Takara Holdings, Inc.	88,700	1,048,998

Total Beverages		43,865,130

Building Products – 1.6%

AGC, Inc.	286,247	10,034,227

Aica Kogyo Co., Ltd.	64,200	2,140,290

Central Glass Co., Ltd.	63,700	1,398,482

Daikin Industries Ltd.	173,949	20,383,236

LIXIL Group Corp.	474,900	6,341,439

Nitto Boseki Co., Ltd.	64,300	1,150,237

Noritz Corp.	47,200	736,880

Okabe Co., Ltd.	83,800	724,548

Sanwa Holdings Corp.	277,831	3,305,809

TOTO Ltd.	114,800	4,869,549

Total Building Products		51,084,697

Capital Markets – 1.1%

GCA Corp.	88,200	627,923

Monex Group, Inc.(a)	115,696	400,339

Nomura Holdings, Inc.	7,108,745	25,702,848

SBI Holdings, Inc.	335,400	7,472,525

Total Capital Markets		34,203,635

Chemicals – 6.8%

ADEKA Corp.	64,400	944,312

Arakawa Chemical Industries Ltd.	61,700	758,673

Asahi Kasei Corp.	1,726,722	17,815,571

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2019

Investments	Shares	Value

Chugoku Marine Paints Ltd.(a)	22,900	$205,031

Daicel Corp.	437,742	4,753,724

Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	50,600	1,380,603

Denka Co., Ltd.	110,615	3,187,983

DIC Corp.	167,853	4,905,854

Fujimi, Inc.	64,400	1,407,450

Fujimori Kogyo Co., Ltd.	36,300	996,992

Hitachi Chemical Co., Ltd.(a)	272,215	6,030,367

JCU Corp.	26,600	415,997

JSP Corp.(a)	51,000	1,125,654

JSR Corp.	295,200	4,576,620

Kaneka Corp.	64,200	2,404,201

Kansai Paint Co., Ltd.(a)	153,100	2,919,945

KH Neochem Co., Ltd.	32,000	771,920

Kumiai Chemical Industry Co., Ltd.	27,300	192,631

Kuraray Co., Ltd.	450,437	5,729,912

Kureha Corp.	58,400	3,276,542

Lintec Corp.	64,347	1,391,758

Mitsubishi Chemical Holdings Corp.	2,609,963	18,378,327

Mitsubishi Gas Chemical Co., Inc.	246,582	3,517,667

Mitsui Chemicals, Inc.	321,015	7,746,588

Moriroku Holdings Co., Ltd.	65,000	1,530,379

Nihon Nohyaku Co., Ltd.(a)	134,300	541,156

Nihon Parkerizing Co., Ltd.	71,600	893,989

Nippon Fine Chemical Co., Ltd.	64,400	700,525

Nippon Kayaku Co., Ltd.	193,100	2,281,924

Nippon Paint Holdings Co., Ltd.	150,300	5,906,898

Nippon Shokubai Co., Ltd.	64,100	4,181,253

Nippon Soda Co., Ltd.	64,200	1,695,991

Nissan Chemical Corp.	94,253	4,317,321

Nitto Denko Corp.	170,274	8,945,596

NOF Corp.	64,400	2,193,504

Okamoto Industries, Inc.	34,200	1,727,226

Osaka Soda Co., Ltd.	63,700	1,561,926

Riken Technos Corp.	180,400	738,322

Sakata INX Corp.	80,200	739,795

Sanyo Chemical Industries Ltd.	64,400	2,978,976

Shikoku Chemicals Corp.	64,900	709,482

Shin-Etsu Chemical Co., Ltd.	311,179	26,089,724

Showa Denko K.K.	74,931	2,633,434

Sumitomo Bakelite Co., Ltd.	64,400	2,306,961

Sumitomo Chemical Co., Ltd.	2,957,685	13,761,646

Sumitomo Seika Chemicals Co., Ltd.	16,800	617,753

T Hasegawa Co., Ltd.	23,400	377,368

Taiyo Holdings Co., Ltd.	64,026	2,108,459

Taiyo Nippon Sanso Corp.(a)	299,353	4,559,870

Takasago International Corp.	26,200	791,788

Tayca Corp.(a)	59,600	1,373,624

Teijin Ltd.	282,000	4,652,229

Tokai Carbon Co., Ltd.(a)	64,300	802,842

Tokuyama Corp.	17,800	420,053

Tokyo Ohka Kogyo Co., Ltd.	31,000	845,824

Toray Industries, Inc.	1,389,618	8,874,924

Tosoh Corp.	516,007	8,023,201

Toyo Ink SC Holdings Co., Ltd.	127,100	2,853,535

Toyobo Co., Ltd.	16,351	209,032

Ube Industries Ltd.	122,900	2,526,065

Zeon Corp.	128,700	1,302,290

Total Chemicals		221,609,207

Commercial Services & Supplies – 0.1%

Inui Global Logistics Co., Ltd.(a)	65,000	525,591

Mitsubishi Pencil Co., Ltd.	65,000	1,259,656

Pilot Corp.	26,800	1,085,946

Sato Holdings Corp.	43,900	1,029,628

Total Commercial Services & Supplies		3,900,821

Construction & Engineering – 0.8%

JGC Corp.(a)	141,300	1,877,872

Kajima Corp.	734,400	10,841,664

Obayashi Corp.	925,800	9,317,805

Penta-Ocean Construction Co., Ltd.	156,200	723,952

Taikisha Ltd.	63,700	1,936,581

Toshiba Plant Systems & Services Corp.	64,400	1,142,135

Total Construction & Engineering		25,840,009

Construction Materials – 0.1%

Krosaki Harima Corp.	21,400	1,071,112

Taiheiyo Cement Corp.	87,400	2,913,728

Total Construction Materials		3,984,840

Consumer Finance – 0.0%

J Trust Co., Ltd.(a)	64,900	221,640

Containers & Packaging – 0.1%

Fuji Seal International, Inc.	64,382	2,326,675

Electrical Equipment – 1.9%

Chiyoda Integre Co., Ltd.	32,142	596,174

Daihen Corp.(a)	50,600	1,300,601

Denyo Co., Ltd.	42,100	520,711

Fuji Electric Co., Ltd.	129,073	3,661,645

Fujikura Ltd.(a)	63,477	239,146

Furukawa Electric Co., Ltd.	64,181	1,618,369

GS Yuasa Corp.(a)	66,384	1,302,070

Idec Corp.(a)	7,800	134,457

Mabuchi Motor Co., Ltd.	72,100	2,507,883

Mitsubishi Electric Corp.	2,984,914	38,361,478

Nidec Corp.	80,758	10,232,922

Nippon Carbon Co., Ltd.(a)	6,100	270,597

Nissin Electric Co., Ltd.	21,600	198,076

Sanyo Denki Co., Ltd.	11,900	426,824

Tatsuta Electric Wire and Cable Co., Ltd.	87,600	360,894

Total Electrical Equipment		61,731,847

Electronic Equipment, Instruments & Components – 4.4%

Ai Holdings Corp.	63,200	1,044,340

Alps Alpine Co., Ltd.	120,400	2,512,752

Amano Corp.	63,433	1,494,058

Anritsu Corp.(a)	63,400	1,174,233

Canon Electronics, Inc.	64,200	1,017,363

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2019

Investments	Shares	Value

Citizen Watch Co., Ltd.	465,585	$2,595,347

Dexerials Corp.	30,500	202,259

ESPEC Corp.	55,100	1,026,980

Excel Co., Ltd.	37,900	801,247

Hakuto Co., Ltd.	64,019	678,451

Hamamatsu Photonics K.K.	64,300	2,486,371

Hirose Electric Co., Ltd.(a)	64,360	6,762,495

Hitachi High-Technologies Corp.	128,719	5,273,891

Hitachi Ltd.	950,205	30,776,392

Horiba Ltd.	64,900	3,606,044

Ibiden Co., Ltd.(a)	126,501	1,922,344

Iriso Electronics Co., Ltd.(a)	25,800	1,179,455

Japan Aviation Electronics Industry Ltd.	49,800	693,335

Kaga Electronics Co., Ltd.	62,800	1,152,908

Keyence Corp.	13,120	8,175,330

Koa Corp.	9,100	122,419

Kyosan Electric Manufacturing Co., Ltd.	64,400	211,205

Macnica Fuji Electronics Holdings, Inc.(a)	63,700	869,016

Marubun Corp.	64,300	370,051

Murata Manufacturing Co., Ltd.	532,468	26,516,363

Nippon Electric Glass Co., Ltd.	158,360	4,199,183

Oki Electric Industry Co., Ltd.	60,730	717,666

Omron Corp.	151,300	7,080,761

Optex Group Co., Ltd.	48,000	765,415

Osaki Electric Co., Ltd.	64,900	403,994

Riken Keiki Co., Ltd.	38,300	738,422

Ryoden Corp.	50,400	668,448

Ryosan Co., Ltd.(a)	64,245	1,722,719

Sanshin Electronics Co., Ltd.(a)	64,354	1,101,201

Satori Electric Co., Ltd.	64,400	546,921

Shimadzu Corp.	132,600	3,833,582

Siix Corp.(a)	48,100	728,334

Sumida Corp.(a)	64,400	908,821

Taiyo Yuden Co., Ltd.(a)	63,500	1,248,945

TDK Corp.	72,768	5,699,946

Topcon Corp.	35,500	418,873

UKC Holdings Corp.(a)	64,300	1,189,159

Vitec Holdings Co., Ltd.	66,400	1,227,997

Yaskawa Electric Corp.(a)	127,300	3,996,635

Yokogawa Electric Corp.	195,338	4,043,180

Total Electronic Equipment, Instruments & Components		143,904,851

Energy Equipment & Services – 0.1%

Modec, Inc.	64,400	1,832,769

Entertainment – 1.5%

Capcom Co., Ltd.	73,900	1,655,798

GungHo Online Entertainment, Inc.(a)	548,100	1,995,612

Koei Tecmo Holdings Co., Ltd.	144,640	2,788,650

Konami Holdings Corp.	87,600	3,802,846

Nintendo Co., Ltd.	118,600	33,816,832

Square Enix Holdings Co., Ltd.(a)	74,300	2,604,544

Toei Animation Co., Ltd.	34,000	1,677,192

Total Entertainment		48,341,474

Food & Staples Retailing – 1.0%

Ministop Co., Ltd.	64,200	994,162

Nishimoto Co., Ltd.	17,400	682,260

Seven & I Holdings Co., Ltd.	856,124	32,300,437

Total Food & Staples Retailing		33,976,859

Food Products – 0.9%

Ajinomoto Co., Inc.	438,913	7,014,836

Ariake Japan Co., Ltd.	12,300	657,867

Fuji Oil Holdings, Inc.	64,300	2,201,716

Kagome Co., Ltd.	21,500	604,102

Kikkoman Corp.(a)	69,300	3,399,729

Nippon Suisan Kaisha Ltd.	192,300	1,468,071

Nisshin Oillio Group Ltd. (The)	63,481	1,875,438

Nissin Foods Holdings Co., Ltd.	64,300	4,415,052

Sakata Seed Corp.	60,439	2,055,860

Toyo Suisan Kaisha Ltd.	71,600	2,726,602

Yakult Honsha Co., Ltd.	63,687	4,453,516

Total Food Products		30,872,789

Health Care Equipment & Supplies – 1.4%

Asahi Intecc Co., Ltd.	40,800	1,916,791

Hoya Corp.	232,657	15,363,328

Jeol Ltd.	77,500	1,394,769

Nakanishi, Inc.	64,200	1,254,593

Nihon Kohden Corp.	64,100	1,905,308

Nikkiso Co., Ltd.	34,300	400,376

Nipro Corp.	195,000	2,517,550

Olympus Corp.	480,800	5,221,318

Sysmex Corp.	69,660	4,210,375

Terumo Corp.	324,412	9,906,605

Total Health Care Equipment & Supplies		44,091,013

Health Care Providers & Services – 0.1%

Miraca Holdings, Inc.	73,700	1,828,434

Health Care Technology – 0.0%

M3, Inc.	70,100	1,176,092

Hotels, Restaurants & Leisure – 0.0%

Saizeriya Co., Ltd.	4,800	92,457

Household Durables – 2.0%

Casio Computer Co., Ltd.(a)	387,457	5,058,277

Foster Electric Co., Ltd.	12,996	195,142

Fujitsu General Ltd.	64,400	911,148

Nikon Corp.(a)	430,200	6,067,147

Panasonic Corp.	2,479,470	21,375,166

Rinnai Corp.	60,800	4,301,071

Sekisui Chemical Co., Ltd.	542,400	8,717,799

Sharp Corp.(a)	77,800	856,127

Sony Corp.	333,300	13,987,248

Sumitomo Forestry Co., Ltd.	201,600	2,799,469

Tamron Co., Ltd.	65,000	1,185,662

Toa Corp.	64,900	654,365

Zojirushi Corp.(a)	17,400	180,783

Total Household Durables		66,289,404

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2019

Investments	Shares	Value

Household Products – 0.4%

Lion Corp.	120,300	$2,532,403

Pigeon Corp.	70,500	2,882,165

Unicharm Corp.	183,100	6,059,496

Total Household Products		11,474,064

Independent Power & Renewable Electricity Producers – 0.2%

Electric Power Development Co., Ltd.	245,900	5,989,487

Industrial Conglomerates – 0.1%

Nisshinbo Holdings, Inc.	192,924	1,685,481

Insurance – 2.4%

Dai-ichi Life Holdings, Inc.	1,546,700	21,491,842

Tokio Marine Holdings, Inc.	1,148,000	55,613,462

Total Insurance		77,105,304

Internet & Direct Marketing Retail – 0.1%

Rakuten, Inc.	457,200	4,328,912

IT Services – 0.7%

Fujitsu Ltd.	179,532	12,953,359

NTT Data Corp.	851,000	9,387,641

Total IT Services		22,341,000

Leisure Products – 1.0%

Bandai Namco Holdings, Inc.	314,600	14,751,538

Mizuno Corp.(a)	57,700	1,337,132

Shimano, Inc.	64,100	10,424,177

Yamaha Corp.	91,207	4,556,848

Total Leisure Products		31,069,695

Machinery – 8.0%

Aida Engineering Ltd.	64,400	464,301

Amada Holdings Co., Ltd.	746,193	7,382,042

Anest Iwata Corp.	64,400	565,540

Asahi Diamond Industrial Co., Ltd.	7,200	49,698

Bando Chemical Industries Ltd.	63,700	610,613

CKD Corp.	3,800	34,263

Daifuku Co., Ltd.(a)	83,300	4,334,896

DMG Mori Co., Ltd.	176,200	2,179,318

Ebara Corp.	64,031	1,804,912

FANUC Corp.	272,089	46,411,350

Fujitec Co., Ltd.(a)	64,400	712,743

Furukawa Co., Ltd.	64,400	810,491

Glory Ltd.	64,900	1,557,342

Harmonic Drive Systems, Inc.(a)	22,000	753,309

Hino Motors Ltd.	657,710	5,538,110

Hitachi Construction Machinery Co., Ltd.(a)	260,500	6,912,305

Hitachi Zosen Corp.	64,900	199,359

Hokuetsu Industries Co., Ltd.	64,400	670,852

Hoshizaki Corp.	37,069	2,297,451

IHI Corp.	119,200	2,863,557

Iseki & Co., Ltd.	64,300	946,331

Japan Steel Works Ltd. (The)	38,200	703,707

JTEKT Corp.	477,878	5,880,380

Juki Corp.	64,200	638,027

Kawasaki Heavy Industries Ltd.	148,351	3,659,016

Kito Corp.	64,100	967,711

Kitz Corp.(a)	112,100	821,368

Komatsu Ltd.	1,289,406	29,944,601

Kubota Corp.	1,147,702	16,585,349

Kurita Water Industries Ltd.	91,100	2,326,781

Makino Milling Machine Co., Ltd.	40,800	1,680,878

Makita Corp.	173,838	6,054,529

Max Co., Ltd.	64,400	947,221

Meidensha Corp.	64,400	882,638

MINEBEA MITSUMI, Inc.	321,601	4,831,933

MISUMI Group, Inc.(a)	88,400	2,197,920

Mitsubishi Heavy Industries Ltd.	518,819	21,552,421

Mitsuboshi Belting Ltd.	73,500	1,307,508

Miura Co., Ltd.	55,600	1,281,435

Nabtesco Corp.	133,400	3,886,841

Nachi-Fujikoshi Corp.	49,400	1,986,087

NGK Insulators Ltd.	358,875	5,213,633

Nissei ASB Machine Co., Ltd.(a)	31,500	1,077,179

Nitta Corp.	50,400	1,639,247

Nitto Kohki Co., Ltd.	58,200	1,148,383

NSK Ltd.	987,666	9,253,373

NTN Corp.(a)	902,100	2,673,251

Obara Group, Inc.	47,000	1,556,263

Oiles Corp.(a)	64,400	1,027,514

OKUMA Corp.(a)	64,000	3,463,523

Organo Corp.	27,500	778,900

OSG Corp.	86,924	1,676,675

Ryobi Ltd.	64,900	1,456,490

Shibuya Corp.	25,100	741,537

Shima Seiki Manufacturing Ltd.(a)	44,400	1,363,870

Shinmaywa Industries Ltd.	44,200	549,480

SMC Corp.	46,851	17,578,913

Sodick Co., Ltd.(a)	9,800	81,722

Star Micronics Co., Ltd.	46,300	704,843

Sumitomo Heavy Industries Ltd.	141,737	4,590,750

Tadano Ltd.(a)	13,700	130,087

Takeuchi Manufacturing Co., Ltd.	12,800	225,158

THK Co., Ltd.	125,179	3,092,012

Toshiba Machine Co., Ltd.(a)	42,500	855,107

Tsubaki Nakashima Co., Ltd.(a)	64,900	1,165,075

Tsubakimoto Chain Co.	64,400	2,298,234

Tsugami Corp.	26,000	200,136

Union Tool Co.	35,700	942,775

YAMABIKO Corp.	65,000	624,249

Yushin Precision Equipment Co., Ltd.(a)	64,400	584,740

Total Machinery		261,928,253

Marine – 0.1%

Iino Kaiun Kaisha Ltd.	264,800	892,356

Nippon Yusen K.K.(a)	89,800	1,315,947

NS United Kaiun Kaisha Ltd.	64,900	1,389,060

Total Marine		3,597,363

Media – 0.3%

Dentsu, Inc.	266,400	11,251,931

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2019

Investments	Shares	Value

Metals & Mining – 2.7%

Aichi Steel Corp.	33,000	$1,024,123

Daido Steel Co., Ltd.(a)	64,900	2,559,412

Daiki Aluminium Industry Co., Ltd.(a)	62,200	373,138

Dowa Holdings Co., Ltd.(a)	81,000	2,663,776

Hitachi Metals Ltd.	481,318	5,592,221

JFE Holdings, Inc.	1,169,362	19,845,928

Kobe Steel Ltd.	540,200	4,055,709

Kyoei Steel Ltd.	64,100	913,853

Maruichi Steel Tube Ltd.	64,300	1,873,492

Mitsubishi Materials Corp.	192,200	5,073,934

Mitsui Mining & Smelting Co., Ltd.(a)	27,800	713,052

Nippon Light Metal Holdings Co., Ltd.	96,500	211,858

Nippon Steel & Sumitomo Metal Corp.	1,654,532	29,208,615

Sanyo Special Steel Co., Ltd.	64,300	1,318,125

Sumitomo Metal Mining Co., Ltd.	343,200	10,139,260

Topy Industries Ltd.	53,300	1,066,145

UACJ Corp.(a)	63,400	1,187,980

Total Metals & Mining		87,820,621

Multiline Retail - 0.2%
Ryohin Keikaku Co., Ltd.	23,400	5,927,958

Oil, Gas & Consumable Fuels - 0.2%
Idemitsu Kosan Co., Ltd.	234,900	7,862,895

Paper & Forest Products - 0.1%

Hokuetsu Corp.	28,700	167,764

Oji Holdings Corp.	742,500	4,608,551

Total Paper & Forest Products		4,776,315

Personal Products - 1.1%

Kao Corp.	332,780	26,211,104

Kose Corp.	26,500	4,867,371

Mandom Corp.	50,800	1,306,201

Shiseido Co., Ltd.	64,322	4,641,458

Total Personal Products		37,026,134

Pharmaceuticals - 7.9%

Astellas Pharma, Inc.	2,246,504	33,661,534

Chugai Pharmaceutical Co., Ltd.	309,800	21,299,887

Daiichi Sankyo Co., Ltd.	662,721	30,535,999

Eisai Co., Ltd.	293,777	16,490,369

Hisamitsu Pharmaceutical Co., Inc.(a)	64,300	2,956,923

Kyowa Hakko Kirin Co., Ltd.	328,770	7,158,474

Mitsubishi Tanabe Pharma Corp.	1,049,300	14,021,003

Ono Pharmaceutical Co., Ltd.	516,800	10,127,291

Otsuka Holdings Co., Ltd.	545,300	21,425,755

Rohto Pharmaceutical Co., Ltd.	43,600	1,119,494

Santen Pharmaceutical Co., Ltd.	255,900	3,812,433

Shionogi & Co., Ltd.	242,877	15,035,400

Sumitomo Dainippon Pharma Co., Ltd.	242,800	6,003,917

Takeda Pharmaceutical Co., Ltd.	1,754,063	71,645,831

ZERIA Pharmaceutical Co., Ltd.	64,300	1,111,315

Total Pharmaceuticals		256,405,625

Professional Services - 0.6%

Outsourcing, Inc.(a)	47,400	584,979

Recruit Holdings Co., Ltd.	646,200	18,454,517

Total Professional Services		19,039,496

Road & Rail - 0.2%

Hitachi Transport System Ltd.	64,400	1,911,316

Nippon Express Co., Ltd.	65,000	3,617,473

Total Road & Rail		5,528,789

Semiconductors & Semiconductor Equipment - 1.9%

Advantest Corp.	140,200	3,259,110

Disco Corp.(a)	57,800	8,235,136

Lasertec Corp.	33,900	1,416,520

MegaChips Corp.(a)	7,900	121,264

NuFlare Technology, Inc.	18,200	1,009,604

Optorun Co., Ltd.	9,100	175,858

SCREEN Holdings Co., Ltd.(a)	29,460	1,187,077

Shinko Electric Industries Co., Ltd.(a)	12,959	99,284

SUMCO Corp.	184,600	2,053,057

Tokyo Electron Ltd.(a)	291,053	42,072,982

Tokyo Seimitsu Co., Ltd.	65,200	1,658,790

Ulvac, Inc.(a)	20,400	589,782

Total Semiconductors & Semiconductor Equipment		61,878,464

Software - 0.3%

Trend Micro, Inc.	174,208	8,483,364

Specialty Retail - 0.9%

ABC-Mart, Inc.	64,400	3,834,269

Fast Retailing Co., Ltd.	48,500	22,798,527

Sanrio Co., Ltd.(a)	97,200	2,319,241

VT Holdings Co., Ltd.(a)	192,400	724,857

Total Specialty Retail		29,676,894

Technology Hardware, Storage & Peripherals - 4.8%

Brother Industries Ltd.	325,843	6,029,060

Canon, Inc.	3,040,797	88,269,239

FUJIFILM Holdings Corp.	470,995	21,421,049

Konica Minolta, Inc.	752,238	7,401,068

Maxell Holdings Ltd.	6,400	90,780

MCJ Co., Ltd.	59,800	437,080

NEC Corp.	318,300	10,769,603

Ricoh Co., Ltd.(a)	575,578	6,016,567

Riso Kagaku Corp.	64,900	1,026,110

Roland DG Corp.	61,100	1,286,200

Seiko Epson Corp.(a)	668,800	10,241,821

Toshiba TEC Corp.	64,100	1,780,797

Wacom Co., Ltd.(a)	46,200	194,509

Total Technology Hardware, Storage & Peripherals		154,963,883

Textiles, Apparel & Luxury Goods - 0.3%

Asics Corp.	193,192	2,591,951

Descente Ltd.(a)	67,681	1,773,275

Gunze Ltd.(a)	24,100	974,364

Kurabo Industries Ltd.	17,947	329,316

Onward Holdings Co., Ltd.	18,800	99,363

WisdomTree Trust	33

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2019

Investments	Shares	Value

Seiko Holdings Corp.(a)	64,900	$1,545,029

Seiren Co., Ltd.(a)	64,210	948,487

Wacoal Holdings Corp.	64,400	1,601,200

Total Textiles, Apparel & Luxury Goods		9,862,985

Tobacco – 3.6%

Japan Tobacco, Inc.	4,747,431	117,736,803

Trading Companies & Distributors – 6.7%

Alconix Corp.(a)	64,400	665,033

Daiichi Jitsugyo Co., Ltd.	30,000	865,971

Hanwa Co., Ltd.(a)	64,200	1,789,375

Inabata & Co., Ltd.	64,386	875,466

ITOCHU Corp.	2,916,094	52,757,630

Japan Pulp & Paper Co., Ltd.	25,800	967,340

Marubeni Corp.	3,305,878	22,848,594

Mitsubishi Corp.	2,919,100	81,070,727

Nagase & Co., Ltd.	193,100	2,772,154

Nippon Steel & Sumikin Bussan Corp.	64,200	2,610,110

Sanyo Trading Co., Ltd.(a)	33,100	559,517

Shinsho Corp.	32,500	758,142

Sojitz Corp.	1,774,021	6,250,785

Sumitomo Corp.	2,198,877	30,414,968

Toyota Tsusho Corp.	441,510	14,379,939

Total Trading Companies & Distributors		219,585,751

Transportation Infrastructure – 0.0%

Nissin Corp.	63,500	1,063,066

Wireless Telecommunication Services – 0.9%

SoftBank Group Corp.	316,100	30,686,132
TOTAL COMMON STOCKS (Cost: $3,537,893,698)		3,225,289,497

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.2%

United States – 3.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(b)
(Cost: $102,390,479)(c)	102,390,479	102,390,479

TOTAL INVESTMENTS IN SECURITIES – 102.3% (Cost: $3,640,284,177)		3,327,679,976

Other Assets less Liabilities – (2.3)%		(73,263,005)

NET ASSETS – 100.0%		$3,254,416,971

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(c)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $212,957,582 and the total market value of the collateral held by the Fund was $224,694,989. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $122,304,510.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	4/3/2019	6,498,280,454	JPY	58,906,750	USD	$—	$(192,512)
Bank of America N.A.	4/3/2019	23,819,583,267	JPY	214,919,997	USD	298,272	—
Bank of America N.A.	4/3/2019	207,761,546	USD	23,026,606,890	JPY	—	(291,904)
Bank of America N.A.	5/9/2019	210,629,570	USD	23,279,601,531	JPY	—	(359,971)
Bank of Montreal	4/3/2019	23,813,135,667	JPY	214,919,997	USD	240,016	—
Bank of Montreal	4/3/2019	207,761,546	USD	23,030,679,016	JPY	—	(328,697)
Bank of Montreal	5/9/2019	210,629,570	USD	23,273,240,518	JPY	—	(302,319)
Barclays Bank PLC	4/3/2019	23,804,775,279	JPY	214,919,997	USD	164,477	—
Barclays Bank PLC	4/3/2019	207,761,546	USD	23,049,772,302	JPY	—	(501,212)
Barclays Bank PLC	5/9/2019	210,629,570	USD	23,265,047,028	JPY	—	(228,059)
Canadian Imperial Bank of Commerce	4/3/2019	23,802,389,667	JPY	214,919,997	USD	142,922	—
Canadian Imperial Bank of Commerce	4/3/2019	207,761,546	USD	23,057,895,778	JPY	—	(574,610)
Canadian Imperial Bank of Commerce	5/9/2019	210,629,570	USD	23,263,193,488	JPY	—	(211,260)
Citibank N.A.	4/2/2019	1,375,752	USD	152,466,339	JPY	—	(1,728)
Citibank N.A.	4/3/2019	1,143,713,973	JPY	10,244,652	USD	89,204	—
Citibank N.A.	4/3/2019	1,425,604,793	JPY	12,805,815	USD	75,023	—
Citibank N.A.	4/3/2019	2,528,345,794	JPY	23,050,467	USD	—	(205,978)
Citibank N.A.	4/3/2019	1,408,938,025	JPY	12,805,815	USD	—	(75,567)
Citibank N.A.	4/3/2019	23,802,002,811	JPY	214,919,997	USD	139,427	—
Citibank N.A.	4/3/2019	207,761,546	USD	23,073,270,133	JPY	—	(713,523)
Citibank N.A.	5/9/2019	210,629,570	USD	23,262,730,103	JPY	—	(207,060)
Commonwealth Bank of Australia	4/3/2019	23,810,986,467	JPY	214,919,997	USD	220,597	—
Commonwealth Bank of Australia	4/3/2019	207,761,546	USD	23,070,008,277	JPY	—	(684,051)

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Commonwealth Bank of Australia	5/9/2019	210,629,570	USD	23,271,302,726	JPY	$—	$(284,756)
Credit Suisse International	4/3/2019	23,806,731,051	JPY	214,919,997	USD	182,148	—
Credit Suisse International	4/3/2019	207,761,546	USD	23,056,483,000	JPY	—	(561,845)
Credit Suisse International	5/9/2019	210,629,570	USD	23,267,553,520	JPY	—	(250,776)
Goldman Sachs	4/1/2019	1,046,085	USD	115,705,369	JPY	728	—
Goldman Sachs	4/3/2019	23,821,796,943	JPY	214,919,997	USD	318,274	—
Goldman Sachs	4/3/2019	207,761,546	USD	23,073,727,208	JPY	—	(717,653)
Goldman Sachs	5/9/2019	210,629,570	USD	23,282,592,471	JPY	—	(387,079)
HSBC Holdings PLC	4/3/2019	23,813,135,667	JPY	214,919,997	USD	240,016	—
HSBC Holdings PLC	4/3/2019	207,761,546	USD	23,085,424,183	JPY	—	(823,339)
HSBC Holdings PLC	5/9/2019	210,629,570	USD	23,273,198,392	JPY	—	(301,937)
JP Morgan Chase Bank N.A.	4/3/2019	23,829,684,507	JPY	214,919,997	USD	389,541	—
JP Morgan Chase Bank N.A.	4/3/2019	207,761,546	USD	23,092,217,986	JPY	—	(884,724)
JP Morgan Chase Bank N.A.	5/9/2019	210,629,570	USD	23,289,311,554	JPY	—	(447,975)
Morgan Stanley & Co. International	4/3/2019	23,821,947,387	JPY	214,919,997	USD	319,633	—
Morgan Stanley & Co. International	4/3/2019	207,761,546	USD	23,073,955,746	JPY	—	(719,718)
Morgan Stanley & Co. International	5/9/2019	210,629,570	USD	23,282,803,101	JPY	—	(388,988)
Royal Bank of Canada	4/3/2019	23,819,798,187	JPY	214,919,997	USD	300,214	—
Royal Bank of Canada	4/3/2019	207,761,546	USD	23,091,449,268	JPY	—	(877,778)
Royal Bank of Canada	5/9/2019	210,629,570	USD	23,279,727,909	JPY	—	(361,116)
Societe Generale	4/3/2019	23,828,180,067	JPY	214,919,997	USD	375,947	—
Societe Generale	4/3/2019	207,761,546	USD	23,083,242,687	JPY	—	(803,629)
Societe Generale	5/9/2019	210,629,570	USD	23,288,258,407	JPY	—	(438,430)
Standard Chartered Bank	4/3/2019	23,826,030,867	JPY	214,919,997	USD	356,529	—
Standard Chartered Bank	4/3/2019	207,761,546	USD	23,080,126,264	JPY	—	(775,471)
Standard Chartered Bank	5/9/2019	210,629,570	USD	23,285,941,481	JPY	—	(417,432)
State Street Bank and Trust	4/3/2019	23,821,839,927	JPY	214,919,997	USD	318,662	—
State Street Bank and Trust	4/3/2019	207,761,546	USD	23,073,103,924	JPY	—	(712,021)
State Street Bank and Trust	5/9/2019	210,629,570	USD	23,281,728,890	JPY	—	(379,252)
UBS AG	4/3/2019	4,266,176,701	JPY	38,417,446	USD	128,953	—
UBS AG	4/3/2019	9,167,264,423	JPY	82,661,544	USD	167,898	—
UBS AG	4/3/2019	207,761,546	USD	23,071,088,637	JPY	—	(693,813)
UBS AG	5/9/2019	81,011,377	USD	8,959,542,351	JPY	—	(191,462)
Wells Fargo Bank N.A.	4/3/2019	138,507,708	USD	15,394,439,205	JPY	—	(586,437)
						$4,468,481	$(16,884,082)

CURRENCY LEGEND
JPY	Japanese yen
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2019

Investments	Shares	Value

COMMON STOCKS – 99.0%

Japan – 99.0%

Air Freight & Logistics – 0.3%

Kintetsu World Express, Inc.	5,000	$76,162

Konoike Transport Co., Ltd.	6,200	102,563

Maruwa Unyu Kikan Co., Ltd.(a)	1,600	54,786

SBS Holdings, Inc.	2,800	47,078

Total Air Freight & Logistics		280,589

Auto Components – 5.9%

Ahresty Corp.(a)	5,200	29,738

Aisan Industry Co., Ltd.	9,400	57,749

Daido Metal Co., Ltd.(a)	7,600	48,614

Daikyonishikawa Corp.	6,800	62,419

Eagle Industry Co., Ltd.(a)	7,300	79,737

Exedy Corp.(a)	6,700	145,156

FCC Co., Ltd.	4,500	95,176

Futaba Industrial Co., Ltd.(a)	8,100	39,883

G-Tekt Corp.	5,998	82,910

H-One Co., Ltd.	3,800	30,761

IJT Technology Holdings Co., Ltd.(a)	6,400	33,594

Imasen Electric Industrial	5,200	47,027

Kasai Kogyo Co., Ltd.(a)	5,800	42,864

Keihin Corp.	9,000	147,337

KYB Corp.(a)	3,500	85,947

Mitsuba Corp.(a)	2,800	15,735

Musashi Seimitsu Industry Co., Ltd.	6,400	86,733

NHK Spring Co., Ltd.(a)	27,400	246,064

Nichirin Co., Ltd.	1,900	30,487

Nifco, Inc.(a)	10,000	254,777

Nihon Tokushu Toryo Co., Ltd.(a)	1,800	18,751

Nippon Piston Ring Co., Ltd.	1,000	14,212

Nissin Kogyo Co., Ltd.	8,700	109,020

NOK Corp.(a)	24,100	375,157

Pacific Industrial Co., Ltd.(a)	5,500	77,319

Piolax, Inc.(a)	3,200	61,551

Press Kogyo Co., Ltd.	11,500	60,988

Riken Corp.	1,700	77,255

Sanoh Industrial Co., Ltd.(a)	8,700	39,694

Shoei Co., Ltd.(a)	1,900	81,109

Showa Corp.	4,400	56,130

Sumitomo Riko Co., Ltd.	8,400	70,427

T. RAD Co., Ltd.	1,300	24,923

Tachi-S Co., Ltd.	2,100	30,053

Taiho Kogyo Co., Ltd.	4,600	37,611

Tokai Rika Co., Ltd.	15,725	268,086

Topre Corp.(a)	5,800	108,313

Toyo Tire Corp.	18,200	206,360

Toyoda Gosei Co., Ltd.	13,600	288,010

Toyota Boshoku Corp.	27,100	410,105

TPR Co., Ltd.	2,906	55,266

TS Tech Co., Ltd.	6,900	198,550

Unipres Corp.	7,000	109,346

Yokohama Rubber Co., Ltd. (The)	24,000	445,806
Investments	Shares	Value

Yorozu Corp.(a)	3,900	$50,950

Total Auto Components		4,937,700

Banks – 5.8%

77 Bank Ltd. (The)	8,400	117,403

Akita Bank Ltd. (The)(a)	2,800	56,842

Aomori Bank Ltd. (The)	1,200	31,809

Awa Bank Ltd. (The)	3,000	76,270

Bank of Nagoya Ltd. (The)	1,000	32,254

Bank of Okinawa Ltd. (The)	1,340	41,707

Bank of Saga Ltd. (The)	3,100	53,382

Bank of the Ryukyus Ltd.(a)	6,200	63,185

Chugoku Bank Ltd. (The)	15,500	145,498

Chukyo Bank Ltd. (The)	2,500	51,294

Daishi Hokuetsu Financial Group, Inc.	5,200	146,813

Ehime Bank Ltd. (The)(a)	3,100	31,872

FIDEA Holdings Co., Ltd.(a)	54,900	64,976

First Bank of Toyama Ltd. (The)	5,200	17,336

Fukui Bank Ltd. (The)	1,000	15,305

Gunma Bank Ltd. (The)	53,300	201,768

Hachijuni Bank Ltd. (The)	74,900	310,603

Hiroshima Bank Ltd. (The)(a)	40,600	206,879

Hokkoku Bank Ltd. (The)	3,100	97,186

Hokuhoku Financial Group, Inc.(a)	21,500	223,964

Hyakugo Bank Ltd. (The)	26,300	83,639

Hyakujushi Bank Ltd. (The)	3,300	68,334

Iyo Bank Ltd. (The)(a)	33,700	178,418

Jimoto Holdings, Inc.(a)	43,400	45,484

Juroku Bank Ltd. (The)	6,400	129,983

Keiyo Bank Ltd. (The)	16,700	97,468

Kiyo Bank Ltd. (The)(a)	6,298	87,797

Kyushu Financial Group, Inc.(a)	61,100	248,408

Michinoku Bank Ltd. (The)	3,800	55,205

Miyazaki Bank Ltd. (The)	1,700	42,529

Musashino Bank Ltd. (The)	3,700	73,843

Nanto Bank Ltd. (The)	5,200	97,390

Nishi-Nippon Financial Holdings, Inc.	24,000	203,822

North Pacific Bank Ltd.	72,300	180,938

Ogaki Kyoritsu Bank Ltd. (The)	6,500	135,068

Oita Bank Ltd. (The)	1,000	31,260

San-In Godo Bank Ltd. (The)(a)	25,000	179,338

Senshu Ikeda Holdings, Inc.	57,700	148,049

Shiga Bank Ltd. (The)(a)	3,100	73,884

Shikoku Bank Ltd. (The)	4,400	41,343

Suruga Bank Ltd.*(a)	23,500	108,917

Tochigi Bank Ltd. (The)	14,700	31,210

Toho Bank Ltd. (The)(a)	32,500	86,913

Tokyo Kiraboshi Financial Group, Inc.(a)	3,500	49,487

TOMONY Holdings, Inc.	18,300	69,606

Towa Bank Ltd. (The)(a)	5,200	33,450

Yamagata Bank Ltd. (The)	1,300	23,138

Yamaguchi Financial Group, Inc.	23,900	202,541

Yamanashi Chuo Bank Ltd. (The)	2,900	35,921

Total Banks		4,829,729

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2019

Investments	Shares	Value

Beverages – 0.5%

Ito En Ltd.	3,400	$176,627

Sapporo Holdings Ltd.	5,000	109,184

Takara Holdings, Inc.	12,600	149,012

Total Beverages		434,823

Building Products – 2.1%

Aica Kogyo Co., Ltd.(a)	7,300	243,366

Bunka Shutter Co., Ltd.	7,800	56,517

Central Glass Co., Ltd.	4,100	90,012

Komatsu Wall Industry Co., Ltd.	1,900	32,375

Kondotec, Inc.	6,100	55,442

Nichias Corp.	7,300	144,569

Nichiha Corp.	2,300	63,378

Nitto Boseki Co., Ltd.	3,000	53,666

Noritz Corp.	3,800	59,325

Okabe Co., Ltd.	9,300	80,409

Sankyo Tateyama, Inc.	3,100	41,675

Sanwa Holdings Corp.	29,700	353,389

Shin Nippon Air Technologies Co., Ltd.	4,200	73,387

Sinko Industries Ltd.	2,900	39,222

Takara Standard Co., Ltd.	7,317	112,051

Takasago Thermal Engineering Co., Ltd.	11,500	185,147

Toli Corp.	13,000	31,242

Total Building Products		1,715,172

Capital Markets – 2.7%

GCA Corp.	11,500	81,872

GMO Financial Holdings, Inc.	22,000	128,202

Ichiyoshi Securities Co., Ltd.	13,600	95,348

IwaiCosmo Holdings, Inc.	9,400	104,968

kabu.com Securities Co., Ltd.	62,400	313,452

Kyokuto Securities Co., Ltd.(a)	7,600	70,586

Marusan Securities Co., Ltd.(a)	26,200	154,807

Matsui Securities Co., Ltd.(a)	61,900	582,733

Mito Securities Co., Ltd.	26,500	49,320

Monex Group, Inc.(a)	25,665	88,808

Okasan Securities Group, Inc.(a)	51,600	191,603

Sparx Group Co., Ltd.(a)	34,400	72,725

Tokai Tokyo Financial Holdings, Inc.(a)	75,400	273,166

Toyo Securities Co., Ltd.	31,000	39,770

Total Capital Markets		2,247,360

Chemicals – 7.3%

Achilles Corp.(a)	3,100	53,466

ADEKA Corp.(a)	11,800	173,026

Arakawa Chemical Industries Ltd.(a)	3,600	44,266

Asahi Yukizai Corp.	3,000	44,125

C.I. Takiron Corp.	13,500	73,181

Chugoku Marine Paints Ltd.(a)	10,500	94,010

Dai Nippon Toryo Co., Ltd.	5,100	50,961

Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	2,100	57,298

Denka Co., Ltd.	13,300	383,313

DIC Corp.	17,900	523,165

DKS Co., Ltd.(a)	1,100	34,585
Investments	Shares	Value

Fujimi, Inc.	3,800	83,048

Fujimori Kogyo Co., Ltd.	1,100	30,212

Fuso Chemical Co., Ltd.(a)	3,100	52,150

JCU Corp.	3,100	48,481

JSP Corp.(a)	1,917	42,311

Kaneka Corp.	6,448	241,469

KH Neochem Co., Ltd.	3,700	89,253

Koatsu Gas Kogyo Co., Ltd.	6,600	50,923

Konishi Co., Ltd.	1,800	26,085

Kumiai Chemical Industry Co., Ltd.	7,894	55,700

Kureha Corp.(a)	2,100	117,821

Lintec Corp.	9,400	203,312

Moriroku Holdings Co., Ltd.	3,100	72,987

Nihon Nohyaku Co., Ltd.(a)	11,400	45,936

Nihon Parkerizing Co., Ltd.	8,500	106,130

Nippon Kayaku Co., Ltd.(a)	26,200	309,614

Nippon Shokubai Co., Ltd.	4,500	293,536

Nippon Soda Co., Ltd.	3,100	81,894

NOF Corp.	9,200	313,358

Okamoto Industries, Inc.	1,600	80,806

Okura Industrial Co., Ltd.	1,133	18,241

Osaka Organic Chemical Industry Ltd.	3,800	37,353

Osaka Soda Co., Ltd.	2,777	68,092

Riken Technos Corp.(a)	13,400	54,842

Sakai Chemical Industry Co., Ltd.	2,600	57,104

Sakata INX Corp.	6,700	61,803

Sanyo Chemical Industries Ltd.	2,500	115,643

Sekisui Plastics Co., Ltd.	5,700	45,781

Shikoku Chemicals Corp.(a)	4,500	49,194

Sumitomo Bakelite Co., Ltd.	3,100	111,049

Sumitomo Seika Chemicals Co., Ltd.	1,000	36,771

T Hasegawa Co., Ltd.	3,700	59,669

Taiyo Holdings Co., Ltd.(a)	5,600	184,415

Takasago International Corp.	2,300	69,508

Tayca Corp.(a)	1,300	29,962

Toagosei Co., Ltd.	14,400	152,216

Tokuyama Corp.	2,900	68,436

Tokyo Ohka Kogyo Co., Ltd.	3,900	106,410

Toyo Ink SC Holdings Co., Ltd.	8,500	190,834

Toyobo Co., Ltd.(a)	11,600	148,295

Ube Industries Ltd.	14,380	295,564

Valqua Ltd.(a)	3,100	61,980

Zeon Corp.	16,100	162,913

Total Chemicals		6,062,497

Commercial Services & Supplies – 1.6%

Aeon Delight Co., Ltd.	4,400	171,134

Bell System24 Holdings, Inc.	8,000	98,875

Daiseki Co., Ltd.	3,100	75,368

Kokuyo Co., Ltd.	9,400	137,919

Kyoritsu Printing Co., Ltd.	14,800	29,818

Matsuda Sangyo Co., Ltd.	3,400	42,790

Mitsubishi Pencil Co., Ltd.	3,500	67,828

Nakamoto Packs Co., Ltd.	3,100	42,683

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2019

Investments	Shares	Value

Nichiban Co., Ltd.	1,000	$21,177

Nippon Air Conditioning Services Co., Ltd.	9,100	55,989

Nippon Parking Development Co., Ltd.	37,600	58,429

Okamura Corp.	10,700	112,041

Pilot Corp.	1,000	40,521

Prestige International, Inc.	2,400	30,140

Relia, Inc.	8,400	73,235

Sato Holdings Corp.	4,100	96,161

Toppan Forms Co., Ltd.	14,900	127,212

Uchida Yoko Co., Ltd.	1,200	35,289

Total Commercial Services & Supplies		1,316,609

Construction & Engineering – 5.9%

Asanuma Corp.(a)	1,900	42,228

Asunaro Aoki Construction Co., Ltd.	3,000	26,562

COMSYS Holdings Corp.(a)	11,500	313,773

Daiho Corp.	2,000	58,454

Fudo Tetra Corp.(a)	3,440	44,816

Hazama Ando Corp.	25,500	170,714

Kandenko Co., Ltd.	22,400	191,448

Kitano Construction Corp.	1,000	28,098

Kumagai Gumi Co., Ltd.	5,200	162,551

Kyowa Exeo Corp.(a)	10,500	289,809

Kyudenko Corp.	5,800	181,831

Maeda Corp.	13,300	131,937

Maeda Road Construction Co., Ltd.	11,400	221,336

Matsui Construction Co., Ltd.	1,000	6,415

Meisei Industrial Co., Ltd.	9,200	62,090

Mirait Holdings Corp.(a)	7,544	110,210

Nippo Corp.	11,600	216,311

Nippon Densetsu Kogyo Co., Ltd.	4,500	93,671

Nippon Koei Co., Ltd.	1,500	31,766

Nippon Road Co., Ltd. (The)	1,400	82,342

Nishimatsu Construction Co., Ltd.	8,500	188,377

Nittoc Construction Co., Ltd.(a)	9,500	51,154

Okumura Corp.(a)	11,500	365,203

OSJB Holdings Corp.	10,400	26,027

Penta-Ocean Construction Co., Ltd.	27,700	128,383

PS Mitsubishi Construction Co., Ltd.(a)	8,200	49,044

Raito Kogyo Co., Ltd.	9,300	125,361

Shinnihon Corp.	5,200	46,088

SHO-BOND Holdings Co., Ltd.	2,300	153,562

Sumitomo Densetsu Co., Ltd.	3,300	55,991

Sumitomo Mitsui Construction Co., Ltd.	22,040	153,524

Taihei Dengyo Kaisha Ltd.	2,600	55,225

Taikisha Ltd.	3,900	118,566

Tekken Corp.	2,700	66,497

Tobishima Corp.	3,160	38,428

Toda Corp.	33,200	203,966

Tokyo Energy & Systems, Inc.	4,800	42,716

Tokyu Construction Co., Ltd.	15,600	116,981

Toshiba Plant Systems & Services Corp.	8,500	150,748

Totetsu Kogyo Co., Ltd.	3,100	85,423

Toyo Construction Co., Ltd.	13,600	52,466
Investments	Shares	Value

Wakachiku Construction Co., Ltd.	3,200	42,990

Yahagi Construction Co., Ltd.	3,700	25,639

Yokogawa Bridge Holdings Corp.(a)	2,800	48,140

Yurtec Corp.	10,500	76,840

Total Construction & Engineering		4,933,701

Construction Materials – 0.3%

Geostr Corp.	2,900	11,293

Krosaki Harima Corp.	1,200	60,062

Sumitomo Osaka Cement Co., Ltd.	4,700	185,138

Total Construction Materials		256,493

Consumer Finance – 0.0%
J Trust Co., Ltd.(a)	3,300	11,270

Containers & Packaging – 0.9%

FP Corp.	3,000	177,260

Fuji Seal International, Inc.	2,100	75,891

Hokkan Holdings Ltd.(a)	1,600	27,769

Pack Corp. (The)	1,900	58,278

Rengo Co., Ltd.	18,981	178,003

Toyo Seikan Group Holdings Ltd.	10,000	204,815

Total Containers & Packaging		722,016

Distributors – 0.7%

Arata Corp.	900	31,020

Canon Marketing Japan, Inc.	21,800	428,772

Doshisha Co., Ltd.	3,700	57,730

Happinet Corp.	5,100	65,844

Total Distributors		583,366

Diversified Consumer Services – 0.8%

Asante, Inc.	1,000	19,687

Benesse Holdings, Inc.	11,900	309,098

Gakkyusha Co., Ltd.	3,100	36,382

Meiko Network Japan Co., Ltd.(a)	5,200	45,242

Riso Kyoiku Co., Ltd.(a)	30,300	139,612

Studio Alice Co., Ltd.	1,800	37,111

Tokyo Individualized Educational Institute, Inc.	7,500	75,484

Total Diversified Consumer Services		662,616

Diversified Financial Services – 0.3%

Financial Products Group Co., Ltd.	17,400	142,583

Ricoh Leasing Co., Ltd.	2,300	69,404

Total Diversified Financial Services		211,987

Diversified Telecommunication Services – 0.1%
Internet Initiative Japan, Inc.	3,100	62,709

Electric Utilities – 0.5%

Hokkaido Electric Power Co., Inc.(a)	9,300	53,438

Okinawa Electric Power Co., Inc. (The)	6,218	105,894

Shikoku Electric Power Co., Inc.(a)	23,500	286,200

Total Electric Utilities		445,532

Electrical Equipment – 1.7%

Chiyoda Integre Co., Ltd.	3,100	57,499

Cosel Co., Ltd.	6,200	65,257

Daihen Corp.(a)	2,500	64,259

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2019

Investments	Shares	Value

Denyo Co., Ltd.(a)	2,400	$29,684

Fujikura Ltd.(a)	25,600	96,447

Furukawa Electric Co., Ltd.(a)	6,126	154,471

GS Yuasa Corp.(a)	8,400	164,759

Helios Techno Holding Co., Ltd.(a)	6,100	36,649

Idec Corp.(a)	3,500	60,333

Mabuchi Motor Co., Ltd.	7,900	274,789

Nippon Carbon Co., Ltd.(a)	1,000	44,360

Nissin Electric Co., Ltd.	14,700	134,802

Nitto Kogyo Corp.(a)	5,200	104,014

Sanyo Denki Co., Ltd.	700	25,107

Sinfonia Technology Co., Ltd.	2,800	34,202

Takaoka Toko Co., Ltd.	3,100	36,886

Tatsuta Electric Wire and Cable Co., Ltd.	11,100	45,730

Total Electrical Equipment		1,429,248

Electronic Equipment, Instruments & Components – 5.5%

Ai Holdings Corp.	3,400	56,183

Amano Corp.	9,000	211,980

Anritsu Corp.(a)	9,400	174,098

Azbil Corp.	12,800	299,401

Canon Electronics, Inc.	6,600	104,589

Citizen Watch Co., Ltd.	54,700	304,918

CMK Corp.	5,800	33,851

CONEXIO Corp.(a)	7,500	94,525

Daiwabo Holdings Co., Ltd.	2,600	149,632

Dexerials Corp.(a)	13,600	90,187

Elematec Corp.	2,929	44,801

ESPEC Corp.	3,900	72,690

Excel Co., Ltd.(a)	1,200	25,369

FTGroup Co., Ltd.	6,400	79,447

Hagiwara Electric Holdings Co., Ltd.	1,700	47,305

Hakuto Co., Ltd.	2,000	21,195

Hioki EE Corp.	900	38,542

Hochiki Corp.	900	9,050

Horiba Ltd.	3,300	183,358

Ibiden Co., Ltd.(a)	15,700	238,582

Iriso Electronics Co., Ltd.(a)	1,000	45,715

Japan Aviation Electronics Industry Ltd.	9,400	130,870

Kaga Electronics Co., Ltd.(a)	3,500	64,254

Koa Corp.	3,100	41,703

Kyosan Electric Manufacturing Co., Ltd.(a)	9,400	30,828

Macnica Fuji Electronics Holdings, Inc.(a)	9,300	126,874

Marubun Corp.	5,100	29,351

Nippon Electric Glass Co., Ltd.	16,100	426,919

Nippon Signal Co., Ltd.(a)	8,000	71,627

Nissha Co., Ltd.	2,500	26,404

Nohmi Bosai Ltd.	3,666	59,916

Oki Electric Industry Co., Ltd.(a)	20,700	244,619

Optex Group Co., Ltd.	1,600	25,514

Osaki Electric Co., Ltd.	6,900	42,952

Riken Keiki Co., Ltd.	900	17,352

Ryoden Corp.	3,800	50,399

Ryosan Co., Ltd.(a)	5,500	147,482

Sanshin Electronics Co., Ltd.(a)	3,200	54,757

Satori Electric Co., Ltd.	5,200	44,161

Siix Corp.(a)	3,100	46,940

Sumida Corp.(a)	5,900	83,262

Tachibana Eletech Co., Ltd.(a)	3,100	46,576

Taiyo Yuden Co., Ltd.(a)	5,200	102,276

Tamura Corp.(a)	9,400	51,890

Tokyo Electron Device Ltd.	2,600	41,812

Topcon Corp.	6,000	70,796

Tsuzuki Denki Co., Ltd.	3,100	23,834

UKC Holdings Corp.(a)	2,200	40,687

V Technology Co., Ltd.	400	50,702

Vitec Holdings Co., Ltd.	2,100	38,837

Total Electronic Equipment, Instruments & Components		4,559,012

Energy Equipment & Services – 0.3%

Modec, Inc.	4,500	128,066

Shinko Plantech Co., Ltd.	11,000	117,270

Toyo Kanetsu K.K.	1,500	27,158

Total Energy Equipment & Services		272,494

Entertainment – 2.3%

Avex, Inc.(a)	8,800	117,349

Capcom Co., Ltd.	9,400	210,616

COLOPL, Inc.(a)	17,700	109,861

Daiichikosho Co., Ltd.	6,600	337,498

DeNA Co., Ltd.	13,200	198,802

GungHo Online Entertainment, Inc.(a)	54,100	196,976

Koei Tecmo Holdings Co., Ltd.(a)	19,620	378,272

Marvelous, Inc.(a)	10,300	79,936

Toei Animation Co., Ltd.	3,000	147,988

Toei Co., Ltd.	800	106,464

Total Entertainment		1,883,762

Food & Staples Retailing – 2.3%

Aeon Hokkaido Corp.	3,900	26,567

Ain Holdings, Inc.	1,300	97,719

Arcs Co., Ltd.	5,200	114,350

Axial Retailing, Inc.	1,700	52,374

Belc Co., Ltd.	1,200	54,316

Cawachi Ltd.	3,400	54,340

Cocokara fine, Inc.	1,200	47,649

Create SD Holdings Co., Ltd.	3,100	72,903

Heiwado Co., Ltd.	4,700	100,085

Inageya Co., Ltd.(a)	2,700	31,053

Kato Sangyo Co., Ltd.(a)	3,400	112,120

Kobe Bussan Co., Ltd.	4,000	151,782

Life Corp.	2,700	58,008

Ministop Co., Ltd.	4,000	61,941

Mitsubishi Shokuhin Co., Ltd.(a)	4,800	125,589

Nihon Chouzai Co., Ltd.	1,500	50,820

Nishimoto Co., Ltd.	1,400	54,894

Okuwa Co., Ltd.	7,700	77,289

Qol Holdings Co., Ltd.	2,100	28,611

Retail Partners Co., Ltd.	2,500	26,336

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2019

Investments	Shares	Value

San-A Co., Ltd.	1,500	$60,035

Shoei Foods Corp.(a)	1,300	36,997

Sogo Medical Holdings Co., Ltd.	2,300	35,222

United Super Markets Holdings, Inc.	9,000	89,036

Valor Holdings Co., Ltd.	5,300	128,424

Yamatane Corp.	1,400	19,782

Yaoko Co., Ltd.	2,300	113,041

Yokohama Reito Co., Ltd.(a)	7,700	62,193

Total Food & Staples Retailing		1,943,476

Food Products – 3.5%

Ariake Japan Co., Ltd.	1,300	69,531

Chubu Shiryo Co., Ltd.	1,200	12,663

DyDo Group Holdings, Inc.	800	36,066

Ezaki Glico Co., Ltd.	3,300	173,519

Feed One Co., Ltd.	32,500	51,678

Fuji Oil Holdings, Inc.	6,251	214,043

Fujicco Co., Ltd.	2,900	56,357

Hokuto Corp.	5,200	90,108

Itoham Yonekyu Holdings, Inc.(a)	26,100	162,469

J-Oil Mills, Inc.	2,600	96,779

Kagome Co., Ltd.	3,200	89,913

Kameda Seika Co., Ltd.	1,000	47,974

Kewpie Corp.	11,500	275,850

Kotobuki Spirits Co., Ltd.	600	22,984

Kyokuyo Co., Ltd.(a)	1,000	25,622

Marudai Food Co., Ltd.(a)	3,000	50,983

Maruha Nichiro Corp.	3,100	110,909

Megmilk Snow Brand Co., Ltd.	5,200	126,565

Mitsui Sugar Co., Ltd.(a)	4,900	120,679

Morinaga & Co., Ltd.	2,500	108,529

Morinaga Milk Industry Co., Ltd.(a)	2,900	98,383

Nippon Flour Mills Co., Ltd.	7,300	125,311

Nippon Suisan Kaisha Ltd.	28,500	217,577

Nisshin Oillio Group Ltd. (The)	3,100	91,584

Prima Meat Packers Ltd.	5,200	96,497

Rock Field Co., Ltd.	3,200	47,269

S Foods, Inc.	1,500	54,886

Sakata Seed Corp.	1,600	54,425

Showa Sangyo Co., Ltd.(a)	3,400	92,092

Starzen Co., Ltd.(a)	1,000	34,196

Warabeya Nichiyo Holdings Co., Ltd.	2,600	42,752

Total Food Products		2,898,193

Gas Utilities – 0.7%

Hokkaido Gas Co., Ltd.(a)	3,600	46,836

Nippon Gas Co., Ltd.	2,000	55,292

Saibu Gas Co., Ltd.(a)	3,700	79,927

Shizuoka Gas Co., Ltd.	8,000	60,785

Toho Gas Co., Ltd.(a)	8,200	368,198

Total Gas Utilities		611,038

Health Care Equipment & Supplies – 1.5%

Daiken Medical Co., Ltd.	3,800	19,088

Eiken Chemical Co., Ltd.	3,000	70,633

Hogy Medical Co., Ltd.	2,600	91,729

Jeol Ltd.	3,400	61,190

Mani, Inc.	1,700	83,092

Menicon Co., Ltd.	1,500	43,299

Nagaileben Co., Ltd.	4,200	91,069

Nakanishi, Inc.	5,400	105,526

Nihon Kohden Corp.	6,400	190,234

Nikkiso Co., Ltd.	7,300	85,211

Nipro Corp.(a)	20,423	263,671

Paramount Bed Holdings Co., Ltd.	2,703	119,905

Total Health Care Equipment & Supplies		1,224,647

Health Care Providers & Services – 1.6%

As One Corp.	2,100	166,960

BML, Inc.	3,400	98,604

Japan Lifeline Co., Ltd.(a)	4,700	77,622

Miraca Holdings, Inc.	12,200	302,672

NichiiGakkan Co., Ltd.	6,300	74,165

Ship Healthcare Holdings, Inc.	4,759	195,416

Solasto Corp.(a)	7,300	82,177

Toho Holdings Co., Ltd.(a)	5,200	129,806

Tokai Corp.	2,000	48,751

Tsukui Corp.	5,600	35,214

Vital KSK Holdings, Inc.(a)	7,500	73,994

WIN-Partners Co., Ltd.(a)	3,100	35,289

Total Health Care Providers & Services		1,320,670

Health Care Technology – 0.0%

EM Systems Co., Ltd.(a)	2,900	34,847

Hotels, Restaurants & Leisure – 2.8%

Aeon Fantasy Co., Ltd.	400	10,318

Create Restaurants Holdings, Inc.(a)	4,300	53,145

Doutor Nichires Holdings Co., Ltd.	4,200	79,799

Fuji Kyuko Co., Ltd.(a)	1,100	41,343

Hiday Hidaka Corp.	2,122	41,027

HIS Co., Ltd.	3,100	113,990

Ichibanya Co., Ltd.(a)	2,100	91,828

KOMEDA Holdings Co., Ltd.	7,200	136,864

Koshidaka Holdings Co., Ltd.	2,900	43,519

Kyoritsu Maintenance Co., Ltd.(a)	1,600	79,360

MOS Food Services, Inc.(a)	1,400	34,025

Ohsho Food Service Corp.	2,900	183,665

Plenus Co., Ltd.(a)	8,400	134,024

Renaissance, Inc.	1,400	24,741

Resorttrust, Inc.(a)	11,900	161,268

Round One Corp.	6,500	82,274

Royal Holdings Co., Ltd.	1,700	42,513

Saizeriya Co., Ltd.	2,300	44,302

SFP Holdings Co., Ltd.	1,700	29,213

Shidax Corp.(a)	15,100	43,928

Skylark Holdings Co., Ltd.	25,400	421,096

St. Marc Holdings Co., Ltd.	2,300	51,721

Tokyo Dome Corp.	11,300	107,911

Tokyotokeiba Co., Ltd.	1,800	54,642

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2019

Investments	Shares	Value

Toridoll Holdings Corp.(a)	1,900	$38,349

Yoshinoya Holdings Co., Ltd.(a)	3,400	54,923

Zensho Holdings Co., Ltd.(a)	5,200	120,457

Total Hotels, Restaurants & Leisure		2,320,245

Household Durables – 1.9%

Cleanup Corp.	3,100	16,552

ES-Con Japan Ltd.(a)	11,200	73,867

FJ Next Co., Ltd.	5,200	40,074

Foster Electric Co., Ltd.	5,206	78,171

France Bed Holdings Co., Ltd.(a)	1,200	9,779

Fuji Corp., Ltd.(a)	5,600	41,487

Fujitsu General Ltd.(a)	7,500	106,112

Hoosiers Holdings(a)	4,900	28,554

JVC Kenwood Corp.(a)	15,700	38,014

Ki-Star Real Estate Co., Ltd.	2,300	34,640

Meiwa Estate Co., Ltd.	3,500	18,056

Misawa Homes Co., Ltd.	6,800	48,657

Nihon House Holdings Co., Ltd.(a)	11,700	49,787

Pressance Corp.(a)	5,200	64,692

Sanei Architecture Planning Co., Ltd.(a)	2,000	28,278

Sangetsu Corp.	9,700	176,061

Space Value Holdings Co., Ltd.	7,400	34,231

Starts Corp., Inc.	6,700	143,038

Sumitomo Forestry Co., Ltd.(a)	25,200	349,934

Tama Home Co., Ltd.	4,100	39,561

Tamron Co., Ltd.	4,400	80,260

Toa Corp.	3,900	39,322

Zojirushi Corp.(a)	7,300	75,846

Total Household Durables		1,614,973

Household Products – 0.2%

Earth Corp.(a)	2,300	106,807

ST Corp.(a)	800	13,675

Total Household Products		120,482

Independent Power & Renewable Electricity Producers – 0.1%

West Holdings Corp.(a)	5,400	54,056

Industrial Conglomerates – 0.5%

Mie Kotsu Group Holdings, Inc.(a)	8,300	42,143

Nisshinbo Holdings, Inc.(a)	21,800	190,456

TOKAI Holdings Corp.	18,700	155,263

Total Industrial Conglomerates		387,862

Interactive Media & Services – 0.8%

Dip Corp.(a)	5,200	89,826

Gurunavi, Inc.	11,700	73,465

Mixi, Inc.	17,800	411,369

MTI Ltd.	8,500	48,611

Total Interactive Media & Services		623,271

Internet & Direct Marketing Retail – 0.1%

ASKUL Corp.(a)	2,700	67,375

Belluna Co., Ltd.	6,100	47,286

Total Internet & Direct Marketing Retail		114,661

IT Services – 2.1%

Digital Garage, Inc.(a)	1,300	38,113

DTS Corp.	3,100	114,550

Future Corp.	5,700	97,742

GMO Internet, Inc.	6,100	99,421

I-Net Corp.	1,000	11,899

Infocom Corp.(a)	4,200	69,858

Information Services International-Dentsu Ltd.	3,100	106,848

Kanematsu Electronics Ltd.	4,000	120,883

LAC Co., Ltd.(a)	2,700	37,078

NEC Networks & System Integration Corp.	7,900	190,925

NET One Systems Co., Ltd.	8,600	216,544

Nihon Unisys Ltd.	9,400	249,002

NS Solutions Corp.	9,400	253,758

NSD Co., Ltd.	5,200	121,068

Transcosmos, Inc.	2,600	50,715

Total IT Services		1,778,404

Leisure Products – 1.5%

Fields Corp.	7,800	51,020

Furyu Corp.	4,500	40,209

GLOBERIDE, Inc.	500	11,862

Heiwa Corp.(a)	17,800	355,726

Mizuno Corp.(a)	2,800	64,887

Sankyo Co., Ltd.	17,000	648,146

Tomy Co., Ltd.	9,200	94,922

Total Leisure Products		1,266,772

Life Sciences Tools & Services – 0.1%

EPS Holdings, Inc.	3,100	51,702

Machinery – 6.3%

Aichi Corp.	13,600	86,010

Aida Engineering Ltd.	10,900	78,585

Alinco, Inc.	6,600	58,675

Anest Iwata Corp.	5,400	47,421

Asahi Diamond Industrial Co., Ltd.	3,300	22,778

Bando Chemical Industries Ltd.	6,500	62,307

CKD Corp.(a)	7,200	64,919

DMG Mori Co., Ltd.	15,000	185,527

Ebara Corp.	6,800	191,679

Fujitec Co., Ltd.(a)	11,400	126,169

Fukushima Industries Corp.	800	25,695

Furukawa Co., Ltd.	7,300	91,872

Giken Ltd.(a)	3,700	113,154

Glory Ltd.(a)	9,000	215,964

Hirata Corp.(a)	900	62,122

Hitachi Zosen Corp.	18,035	55,400

Hokuetsu Industries Co., Ltd.(a)	5,200	54,168

Hosokawa Micron Corp.	700	31,273

Iseki & Co., Ltd.	3,100	45,624

Japan Steel Works Ltd. (The)(a)	5,203	95,848

Juki Corp.	3,800	37,765

Kato Works Co., Ltd.(a)	1,700	40,133

Kito Corp.	2,700	40,762

Kitz Corp.(a)	12,600	92,321

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2019

Investments	Shares	Value

Kurita Water Industries Ltd.	9,400	$240,085

Kyokuto Kaihatsu Kogyo Co., Ltd.	4,500	60,211

Makino Milling Machine Co., Ltd.(a)	2,200	90,636

Max Co., Ltd.	6,100	89,721

Meidensha Corp.	5,300	72,640

METAWATER Co., Ltd.	3,000	84,564

Mitsubishi Logisnext Co., Ltd.(a)	4,000	43,547

Mitsuboshi Belting Ltd.(a)	4,900	87,167

Miura Co., Ltd.	6,400	147,503

Morita Holdings Corp.	3,100	50,974

Nachi-Fujikoshi Corp.	2,400	96,490

Nippon Thompson Co., Ltd.(a)	7,300	33,570

Nissei ASB Machine Co., Ltd.	1,000	34,196

Nitta Corp.(a)	2,200	71,554

Nitto Kohki Co., Ltd.	3,600	71,034

Noritake Co., Ltd.	1,000	47,884

NTN Corp.(a)	88,700	262,850

Obara Group, Inc.	1,400	46,357

Oiles Corp.(a)	3,100	49,461

OKUMA Corp.(a)	3,100	167,764

OSG Corp.	9,000	173,601

Rheon Automatic Machinery Co., Ltd.(a)	2,300	32,894

Ryobi Ltd.	3,100	69,570

Shibuya Corp.	1,700	50,224

Shima Seiki Manufacturing Ltd.(a)	1,600	49,149

Shinmaywa Industries Ltd.	9,400	116,858

Sodick Co., Ltd.(a)	8,300	69,214

Star Micronics Co., Ltd.(a)	7,600	115,698

Tadano Ltd.(a)	12,000	113,945

Takeuchi Manufacturing Co., Ltd.	3,400	59,808

Takuma Co., Ltd.	4,500	53,706

Tocalo Co., Ltd.	7,800	61,450

Toshiba Machine Co., Ltd.(a)	4,100	82,493

Tsubaki Nakashima Co., Ltd.(a)	5,400	96,940

Tsubakimoto Chain Co.	5,200	185,572

Tsugami Corp.	6,000	46,185

Union Tool Co.	1,000	26,408

YAMABIKO Corp.	5,200	49,940

Total Machinery		5,228,034

Marine – 0.5%

Iino Kaiun Kaisha Ltd.(a)	14,500	48,864

Mitsui OSK Lines Ltd.	4,400	94,650

Nippon Yusen K.K.(a)	11,100	162,662

NS United Kaiun Kaisha Ltd.(a)	4,900	104,875

Total Marine		411,051

Media – 0.9%

AOI TYO Holdings, Inc.	3,100	21,986

Asahi Broadcasting Group Holdings Corp.	3,400	23,776

F@N Communications, Inc.	13,400	68,159

Intage Holdings, Inc.	4,400	34,147

Kadokawa Dwango(a)	6,000	63,261

SKY Perfect JSAT Holdings, Inc.(a)	72,200	300,059

Tow Co., Ltd.	5,900	38,699

Tv Tokyo Holdings Corp.	2,800	58,866

Wowow, Inc.	3,100	83,014

Zenrin Co., Ltd.(a)	3,100	68,646

Total Media		760,613

Metals & Mining – 3.6%

Aichi Steel Corp.	2,400	74,482

Asahi Holdings, Inc.(a)	6,400	115,759

Daido Steel Co., Ltd.(a)	5,300	209,012

Daiki Aluminium Industry Co., Ltd.(a)	6,000	35,994

Dowa Holdings Co., Ltd.(a)	8,600	282,821

Godo Steel Ltd.	3,800	56,819

Hakudo Co., Ltd.(a)	2,800	39,312

Kobe Steel Ltd.	53,400	400,916

Kurimoto Ltd.	3,100	40,779

Kyoei Steel Ltd.(a)	5,200	74,135

Maruichi Steel Tube Ltd.	11,500	335,072

Mitsubishi Materials Corp.	19,100	504,225

Mitsui Mining & Smelting Co., Ltd.(a)	3,900	100,033

Nippon Light Metal Holdings Co., Ltd.	112,900	247,863

Sanyo Special Steel Co., Ltd.	3,900	79,948

Toho Titanium Co., Ltd.(a)	5,100	43,727

Toho Zinc Co., Ltd.(a)	2,400	67,868

Tokyo Rope Manufacturing Co., Ltd.	2,000	17,636

Tokyo Steel Manufacturing Co., Ltd.	8,400	73,007

Topy Industries Ltd.	3,100	62,008

UACJ Corp.(a)	6,153	115,294

Total Metals & Mining		2,976,710

Multiline Retail – 0.7%

Fuji Co., Ltd.	2,300	39,668

H2O Retailing Corp.(a)	13,200	183,895

MrMax Holdings Ltd.	5,200	20,765

Parco Co., Ltd.	8,800	80,300

Seria Co., Ltd.(a)	2,000	68,934

Takashimaya Co., Ltd.	11,400	151,815

Total Multiline Retail		545,377

Oil, Gas & Consumable Fuels – 0.9%

BP Castrol K.K.(a)	5,900	73,667

Cosmo Energy Holdings Co., Ltd.(a)	7,000	140,651

Fuji Oil Co., Ltd.(a)	11,500	26,182

Itochu Enex Co., Ltd.	24,300	195,832

Iwatani Corp.(a)	3,300	105,990

Nippon Coke & Engineering Co., Ltd.	68,200	61,616

Sala Corp.	12,200	67,897

San-Ai Oil Co., Ltd.	7,800	64,058

Sinanen Holdings Co., Ltd.	2,300	43,741

Total Oil, Gas & Consumable Fuels		779,634

Paper & Forest Products – 0.9%

Daiken Corp.	3,000	58,382

Daio Paper Corp.(a)	6,200	76,012

Hokuetsu Corp.	26,400	154,319

Nippon Paper Industries Co., Ltd.(a)	21,400	441,979

Total Paper & Forest Products		730,692

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2019

Investments	Shares	Value

Personal Products – 0.8%

Artnature, Inc.	4,900	$28,067

Fancl Corp.	7,800	201,545

Mandom Corp.	4,900	125,992

Milbon Co., Ltd.	2,200	102,362

Noevir Holdings Co., Ltd.	3,300	160,103

Total Personal Products		618,069

Pharmaceuticals – 2.1%

Fuji Pharma Co., Ltd.(a)	3,100	48,985

JCR Pharmaceuticals Co., Ltd.	1,000	58,906

Kaken Pharmaceutical Co., Ltd.	6,800	309,021

KYORIN Holdings, Inc.(a)	10,900	212,810

Mochida Pharmaceutical Co., Ltd.	4,600	236,057

Nichi-iko Pharmaceutical Co., Ltd.(a)	6,400	84,882

Sawai Pharmaceutical Co., Ltd.	5,800	335,890

Seikagaku Corp.	5,100	55,246

Torii Pharmaceutical Co., Ltd.	2,700	54,325

Towa Pharmaceutical Co., Ltd.	3,600	94,745

Tsumura & Co.	6,700	203,691

ZERIA Pharmaceutical Co., Ltd.(a)	4,600	79,503

Total Pharmaceuticals		1,774,061

Professional Services – 1.7%

Altech Corp.	3,100	51,730

Benefit One, Inc.(a)	8,400	164,835

en-japan, Inc.(a)	2,200	64,002

FULLCAST Holdings Co., Ltd.	2,500	53,304

Funai Soken Holdings, Inc.	2,940	70,734

JAC Recruitment Co., Ltd.	4,800	105,987

Link And Motivation, Inc.(a)	600	4,342

Meitec Corp.(a)	5,200	236,310

Nomura Co., Ltd.	5,200	146,578

Outsourcing, Inc.(a)	4,200	51,834

Tanseisha Co., Ltd.	5,200	61,450

TechnoPro Holdings, Inc.	3,100	184,849

Trust Tech, Inc.	1,000	33,112

Weathernews, Inc.	1,000	29,137

World Holdings Co., Ltd.	1,900	32,426

YAMADA Consulting Group Co., Ltd.(a)	1,500	31,224

Yumeshin Holdings Co., Ltd.(a)	13,600	94,980

Total Professional Services		1,416,834

Real Estate Management & Development – 2.0%

Airport Facilities Co., Ltd.(a)	3,800	18,985

Daibiru Corp.	11,100	105,299

Goldcrest Co., Ltd.	4,700	63,440

Heiwa Real Estate Co., Ltd.	3,600	69,310

Ichigo, Inc.	35,700	122,242

Japan Property Management Center Co., Ltd.	3,100	22,210

Katitas Co., Ltd.(a)	1,300	44,572

Keihanshin Building Co., Ltd.	8,400	82,038

Kenedix, Inc.	12,100	60,563

Nippon Commercial Development Co., Ltd.(a)	3,100	41,731

Nisshin Fudosan Co.	7,300	30,536

Open House Co., Ltd.(a)	4,000	137,146

Prospect Co., Ltd.(a)	244,500	39,762

Raysum Co., Ltd.(a)	6,600	60,702

SAMTY Co., Ltd.	3,800	51,498

Shinoken Group Co., Ltd.(a)	1,200	8,099

Sun Frontier Fudousan Co., Ltd.(a)	6,400	68,461

Takara Leben Co., Ltd.(a)	27,500	85,468

TOC Co., Ltd.	9,600	66,350

Tokyo Tatemono Co., Ltd.	23,600	289,336

Tosei Corp.	5,800	52,453

Unizo Holdings Co., Ltd.(a)	6,600	125,876

Total Real Estate Management & Development		1,646,077

Road & Rail – 1.9%

Fukuyama Transporting Co., Ltd.	3,100	119,312

Hamakyorex Co., Ltd.	1,000	38,397

Hitachi Transport System Ltd.	7,200	213,687

Ichinen Holdings Co., Ltd.	4,500	46,795

Maruzen Showa Unyu Co., Ltd.	3,100	84,022

Nankai Electric Railway Co., Ltd.	5,200	143,524

Nikkon Holdings Co., Ltd.	7,400	175,097

Nishi-Nippon Railroad Co., Ltd.(a)	3,900	94,360

Sakai Moving Service Co., Ltd.(a)	1,000	63,423

Sankyu, Inc.	4,300	209,784

Senko Group Holdings Co., Ltd.(a)	19,600	162,736

Sotetsu Holdings, Inc.	7,300	224,570

Trancom Co., Ltd.	300	17,645

Total Road & Rail		1,593,352

Semiconductors & Semiconductor Equipment – 1.1%

Ferrotec Holdings Corp.(a)	3,100	30,976

Japan Material Co., Ltd.(a)	4,400	53,904

Lasertec Corp.	3,700	154,606

MegaChips Corp.(a)	1,392	21,367

Mimasu Semiconductor Industry Co., Ltd.	4,000	53,268

Mitsui High-Tec, Inc.(a)	2,900	26,489

NuFlare Technology, Inc.	1,100	61,020

Optorun Co., Ltd.	2,000	38,650

Sanken Electric Co., Ltd.	1,300	24,124

Shindengen Electric Manufacturing Co., Ltd.	1,000	36,907

Shinko Electric Industries Co., Ltd.(a)	19,900	152,462

Tokyo Seimitsu Co., Ltd.(a)	5,100	129,752

Ulvac, Inc.(a)	2,500	72,277

Yamaichi Electronics Co., Ltd.	3,100	30,472

Total Semiconductors & Semiconductor Equipment		886,274

Software – 0.6%

Broadleaf Co., Ltd.	12,600	66,253

Computer Engineering & Consulting Ltd.	1,700	31,762

Cresco Ltd.(a)	1,100	33,044

Fuji Soft, Inc.	1,400	55,400

Fukui Computer Holdings, Inc.	2,900	54,078

Infomart Corp.(a)	4,400	53,586

Miroku Jyoho Service Co., Ltd.	1,600	41,068

SRA Holdings	2,800	62,357

Systena Corp.	6,800	73,846

Total Software		471,394

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2019

Investments	Shares	Value

Specialty Retail – 4.4%

Adastria Co., Ltd.	9,122	$202,326

Alpen Co., Ltd.	5,200	80,336

AOKI Holdings, Inc.	13,700	143,455

Aoyama Trading Co., Ltd.(a)	12,800	290,959

Arcland Sakamoto Co., Ltd.	3,100	41,983

Autobacs Seven Co., Ltd.(a)	14,000	232,733

Bic Camera, Inc.	7,200	75,653

Chiyoda Co., Ltd.	5,200	83,578

DCM Holdings Co., Ltd.(a)	19,900	185,543

EDION Corp.(a)	16,300	142,258

Geo Holdings Corp.(a)	6,700	93,098

Gfoot Co., Ltd.(a)	3,100	18,401

Honeys Holdings Co., Ltd.	6,000	59,791

IDOM, Inc.(a)	3,700	10,764

JINS, Inc.	800	43,222

Joshin Denki Co., Ltd.(a)	1,100	25,352

K’s Holdings Corp.	30,068	266,764

Keiyo Co., Ltd.	11,900	53,219

Kohnan Shoji Co., Ltd.	3,700	91,827

Komeri Co., Ltd.	3,900	95,522

Konaka Co., Ltd.	3,100	11,987

LIXIL VIVA Corp.	6,100	77,376

Nishimatsuya Chain Co., Ltd.	8,100	68,058

Nojima Corp.	4,100	74,417

PAL GROUP Holdings Co., Ltd.	3,100	84,162

PC Depot Corp.	10,100	40,424

Right On Co., Ltd.(a)	6,100	40,617

Sac’s Bar Holdings, Inc.	5,200	53,933

Sanrio Co., Ltd.(a)	13,057	311,547

Shimachu Co., Ltd.	7,300	190,208

T-Gaia Corp.	8,500	140,995

United Arrows Ltd.	3,400	118,417

VT Holdings Co., Ltd.(a)	24,354	91,752

Xebio Holdings Co., Ltd.	4,500	49,560

Yellow Hat Ltd.	6,200	81,558

Total Specialty Retail		3,671,795

Technology Hardware, Storage & Peripherals – 0.7%

Elecom Co., Ltd.	3,700	114,157

Maxell Holdings Ltd.(a)	7,400	104,965

MCJ Co., Ltd.	12,000	87,708

Riso Kagaku Corp.	6,400	101,188

Roland DG Corp.	1,000	21,051

Toshiba TEC Corp.	3,700	102,792

Wacom Co., Ltd.(a)	10,300	43,364

Total Technology Hardware, Storage & Peripherals		575,225

Textiles, Apparel & Luxury Goods – 1.9%

Asics Corp.	22,700	304,553

Baroque Japan Ltd.(a)	8,500	66,274

Descente Ltd.(a)	6,200	162,443

Fujibo Holdings, Inc.	1,400	33,329

Goldwin, Inc.(a)	800	116,511

Gunze Ltd.(a)	1,600	64,688

Japan Wool Textile Co., Ltd. (The)	11,800	100,532

Kurabo Industries Ltd.	2,600	47,708

Onward Holdings Co., Ltd.	25,739	136,038

Seiko Holdings Corp.(a)	6,900	164,263

Seiren Co., Ltd.(a)	6,200	91,584

Wacoal Holdings Corp.	8,000	198,907

Yondoshi Holdings, Inc.	3,600	67,782

Total Textiles, Apparel & Luxury Goods		1,554,612

Thrifts & Mortgage Finance – 0.0%

Aruhi Corp.(a)	1,700	33,836

Trading Companies & Distributors – 2.3%

Advan Co., Ltd.	5,200	47,873

Alconix Corp.(a)	3,100	32,012

Daiichi Jitsugyo Co., Ltd.	2,000	57,731

Gecoss Corp.	3,000	28,053

Hanwa Co., Ltd.(a)	6,100	170,019

Inaba Denki Sangyo Co., Ltd.	3,600	139,369

Inabata & Co., Ltd.	9,400	127,813

Japan Pulp & Paper Co., Ltd.	1,600	59,990

Kamei Corp.	3,600	38,314

Kanamoto Co., Ltd.	2,500	61,887

Kanematsu Corp.	12,500	142,860

Nagase & Co., Ltd.	13,600	195,242

Nippon Steel & Sumikin Bussan Corp.	5,196	211,248

Nishio Rent All Co., Ltd.	1,900	54,759

Onoken Co., Ltd.(a)	3,100	43,468

Sanyo Trading Co., Ltd.(a)	1,200	20,285

Sato Shoji Corp.	3,700	30,253

Seika Corp.	1,500	18,376

Shinsho Corp.	1,700	39,657

Trusco Nakayama Corp.	4,400	121,841

Wakita & Co., Ltd.	5,200	51,913

Yamazen Corp.	13,400	141,282

Yuasa Trading Co., Ltd.	2,600	73,289

Total Trading Companies & Distributors		1,907,534

Transportation Infrastructure – 0.5%

Kamigumi Co., Ltd.	10,500	243,231

Mitsubishi Logistics Corp.(a)	5,900	164,710

Nissin Corp.	1,400	23,438

Total Transportation Infrastructure		431,379
TOTAL COMMON STOCKS (Cost: $90,788,002)		82,236,537

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.4%

United States – 5.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(b)
(Cost: $4,509,372)(c)	4,509,372	4,509,372

TOTAL INVESTMENTS IN SECURITIES – 104.4% (Cost: $95,297,374)		86,745,909

Other Assets less Liabilities – (4.4)%		(3,649,266)

NET ASSETS – 100.0%		$83,096,643

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

March 31, 2019

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 31, 2019.

(c)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $23,787,029 and the total market value of the collateral held by the Fund was $25,177,926. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $20,668,554.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	4/3/2019	1,960,978,472	JPY	17,718,719	USD	$—	$(592)
Bank of America N.A.	4/3/2019	19,446,394	USD	2,159,683,458	JPY	—	(67,102)
Bank of America N.A.	5/9/2019	17,373,316	USD	1,917,435,554	JPY	—	(4,939)
Barclays Bank PLC	4/3/2019	1,960,983,787	JPY	17,718,719	USD	—	(544)
Barclays Bank PLC	4/3/2019	19,446,394	USD	2,159,660,123	JPY	—	(66,891)
Barclays Bank PLC	5/9/2019	17,373,316	USD	1,917,444,241	JPY	—	(5,017)
Canadian Imperial Bank of Commerce	4/3/2019	19,446,394	USD	2,159,837,085	JPY	—	(68,490)
Citibank N.A.	4/3/2019	446,779,696	JPY	4,017,850	USD	18,961	—
Citibank N.A.	4/3/2019	1,960,989,103	JPY	17,718,719	USD	—	(496)
Citibank N.A.	4/3/2019	19,446,394	USD	2,159,652,344	JPY	—	(66,821)
Citibank N.A.	5/9/2019	17,373,316	USD	1,917,498,098	JPY	—	(5,506)
Credit Suisse International	4/3/2019	1,960,934,175	JPY	17,718,719	USD	—	(993)
Credit Suisse International	5/9/2019	17,373,316	USD	1,917,478,988	JPY	—	(5,332)
Goldman Sachs	4/3/2019	10,607,128	USD	1,177,984,146	JPY	—	(36,371)
UBS AG	4/3/2019	1,494,083,065	JPY	13,499,978	USD	—	(415)
UBS AG	5/9/2019	13,236,816	USD	1,460,944,734	JPY	—	(4,135)
						$18,961	$(333,644)

CURRENCY LEGEND
JPY	Japanese yen
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	45

Statements of Assets and Liabilities

WisdomTree Trust

March 31, 2019

	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Germany Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
ASSETS:

Investments, at cost	$4,016,273,244	$132,014,468	$58,265,329	$439,798,515	$3,640,284,177	$95,297,374

Foreign currency, at cost	—	865,721	8,929	126,196	4,502,477	176,619
Investments in securities, at value[1,2] (Note 2)	3,750,602,719	127,424,066	50,699,600	443,618,187	3,327,679,976	86,745,909

Cash	1,440	4,325	1,730	297,285	179,232	55,327

Foreign currency, at value	—	865,713	8,867	126,153	4,496,962	176,368

Unrealized appreciation on foreign currency contracts	60,814,813	2,022,872	866,801	4,804,463	4,468,481	18,961

Receivables:

Investment securities sold	18,773,139	—	—	—	58,064,624	—

Capital shares sold	462	—	—	—	5,405	—

Dividends	1,669,382	331,529	173,318	1,652,758	38,734,292	976,892

Securities lending income	242,078	25,386	—	20,778	54,094	8,353

Foreign tax reclaims	12,090,378	226,565	605,958	1,509,092	—	—
Total Assets	3,844,194,411	130,900,456	52,356,274	452,028,716	3,433,683,066	87,981,810
LIABILITIES:

Foreign currency due to custodian, at value	209,096	—	—	—	—	—

Unrealized depreciation on foreign currency contracts	2,331,577	68,824	16,636	320,463	16,884,082	333,644

Payables:

Cash collateral received for securities loaned (Note 2)	29,943,930	8,591,779	—	10,577,670	102,390,479	4,509,372

Investment securities purchased	46,484,095	1,508,300	777,473	2,206,544	—	—

Capital shares redeemed	18,979,309	—	—	—	58,614,994	—

Advisory fees (Note 3)	1,873,930	60,508	21,292	214,609	1,364,036	41,834

Service fees (Note 2)	14,216	459	196	1,628	12,504	317
Total Liabilities	99,836,153	10,229,870	815,597	13,320,914	179,266,095	4,885,167
NET ASSETS	$3,744,358,258	$120,670,586	$51,540,677	$438,707,802	$3,254,416,971	$83,096,643
NET ASSETS:

Paid-in capital	$5,643,944,760	$140,123,714	$86,602,631	$441,010,169	$5,214,460,682	$109,894,033

Total distributable earnings (loss)	(1,899,586,502)	(19,453,128)	(35,061,954)	(2,302,367)	(1,960,043,711)	(26,797,390)
NET ASSETS	$3,744,358,258	$120,670,586	$51,540,677	$438,707,802	$3,254,416,971	$83,096,643
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	58,600,000	4,000,000	1,800,000	13,650,000	64,550,000	2,100,000
Net asset value per share	$63.90	$30.17	$28.63	$32.14	$50.42	$39.57
[1] Includes market value of securities out on loan of:	$35,415,714	$15,888,744	—	$14,937,774	$212,957,582	$23,787,029
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

46	WisdomTree Trust

Statements of Operations

WisdomTree Trust

For the Year Ended March 31, 2019

	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Germany Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
INVESTMENT INCOME:

Dividends[1]	$148,028,905	$6,171,403	$2,917,936	$12,361,629	$125,047,545	$2,404,963

Non-cash dividends	20,914,833	328,071	—	127,767	—	—

Securities lending income (Note 2)	2,985,524	267,701	45	286,578	916,026	96,282
Total investment income	171,929,262	6,767,175	2,917,981	12,775,974	125,963,571	2,501,245
EXPENSES:

Advisory fees (Note 3)	28,986,835	950,073	337,783	2,791,301	24,710,787	814,121

Service fees (Note 2)	219,900	7,208	3,096	21,176	226,516	6,176
Total expenses	29,206,735	957,281	340,879	2,812,477	24,937,303	820,297
Net investment income	142,722,527	5,809,894	2,577,102	9,963,497	101,026,268	1,680,948
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(63,359,433)	(4,001,541)	(342,459)	(11,249,061)	(59,464,942)	1,494,203

In-kind redemptions	198,375,404	8,477,297	2,566,821	37,552,231	213,006,676	16,753,052

Foreign currency contracts	549,016,419	17,030,756	7,751,364	42,244,062	360,831,802	11,698,426

Foreign currency related transactions	(33,786)	(24,894)	(991)	87,413	(2,678,454)	(95,070)
Net realized gain	683,998,604	21,481,618	9,974,735	68,634,645	511,695,082	29,850,611
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(743,920,042)	(35,392,978)	(17,419,840)	(65,452,063)	(1,075,475,386)	(41,596,999)

Foreign currency contracts	94,210,160	2,874,787	1,414,393	5,192,153	18,855,185	(139,986)

Translation of assets and liabilities denominated in foreign currencies	(1,722,889)	(21,849)	(66,207)	(69,670)	(35,232)	39
Net decrease in unrealized appreciation/depreciation	(651,432,771)	(32,540,040)	(16,071,654)	(60,329,580)	(1,056,655,433)	(41,736,946)
Net realized and unrealized gain (loss) on investments	32,565,833	(11,058,422)	(6,096,919)	8,305,065	(544,960,351)	(11,886,335)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$175,288,360	$(5,248,528)	$(3,519,817)	$18,268,562	$(443,934,083)	$(10,205,387)
[1] Net of foreign withholding tax of:	$26,119,033	$1,042,979	$429,229	$1,146,886	$13,895,373	$273,725

See Notes to Financial Statements.

WisdomTree Trust	47

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Europe Hedged Equity Fund		WisdomTree Europe Hedged SmallCap Equity Fund		WisdomTree Germany Hedged Equity Fund

	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$142,722,527	$164,056,097	$5,809,894	$3,823,229	$2,577,102	$3,178,901

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	683,998,604	(581,912,220)	21,481,618	(9,562,308)	9,974,735	(10,598,776)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(651,432,771)	665,756,677	(32,540,040)	20,133,398	(16,071,654)	13,348,528
Net increase (decrease) in net assets resulting from operations	175,288,360	247,900,554	(5,248,528)	14,394,319	(3,519,817)	5,928,653
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(113,154,749)	(205,511,362)	(3,894,030)	(2,354,900)	(1,590,516)	(2,509,207)

Tax return of capital	(15,257,371)	—	—	(58,350)	(525,501)	(845,543)
Total distributions to shareholders	(128,412,120)	(205,511,362)	(3,894,030)	(2,413,250)	(2,116,017)	(3,354,750)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	29,284,459	462,153,844	58,132,712	28,698,048	4,431,404	1,669,276

Cost of shares redeemed	(2,664,748,283)	(3,471,771,615)	(82,943,579)	(41,649,166)	(38,557,229)	(37,589,190)
Net decrease in net assets resulting from capital share transactions	(2,635,463,824)	(3,009,617,771)	(24,810,867)	(12,951,118)	(34,125,825)	(35,919,914)
Net Decrease in Net Assets	(2,588,587,584)	(2,967,228,579)	(33,953,425)	(970,049)	(39,761,659)	(33,346,011)
NET ASSETS:

Beginning of year	$6,332,945,842	$9,300,174,421	$154,624,011	$155,594,060	$91,302,336	$124,648,347

End of year[2]	$3,744,358,258	$6,332,945,842	$120,670,586	$154,624,011	$51,540,677	$91,302,336
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	101,050,000	148,100,000	5,050,000	5,500,000	2,950,000	4,100,000

Shares created	450,000	7,100,000	1,800,000	950,000	150,000	50,000

Shares redeemed	(42,900,000)	(54,150,000)	(2,850,000)	(1,400,000)	(1,300,000)	(1,200,000)
Shares outstanding, end of year	58,600,000	101,050,000	4,000,000	5,050,000	1,800,000	2,950,000

[1] Amounts for the fiscal year ended March 31, 2018 have been reclassified to match the current fiscal year presentation which conforms to the “Disclosure Update and Simplification” amendments adopted by the SEC and which became effective November 5, 2018. The amounts shown for the fiscal year ended March 31, 2018 represents a distribution entirely from net investment income. See Note 7 in the Notes to Financial Statements for more information.

[2] The “Disclosure Update and Simplification” amendments adopted by the SEC removed the requirement to disclose the amounts pertaining to undistributed (distributions in excess of) net investment income included in net assets for the current fiscal year ended March 31, 2019. The undistributed (distributions in excess of) net investment income included in the net assets for the fiscal year ended March 31, 2018 were as follows:

Undistributed(Distributions in excess of) net investment income included in the net assets		$15,797,064		$(198,790)		$(100,164)

See Notes to Financial Statements.

48	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree International Hedged Quality Dividend Growth Fund		WisdomTree Japan Hedged Equity Fund		WisdomTree Japan Hedged SmallCap Equity Fund

	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$9,963,497	$9,817,857	$101,026,268	$140,746,169	$1,680,948	$2,562,966

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	68,634,645	(27,297,499)	511,695,082	486,842,324	29,850,611	272,594

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(60,329,580)	59,139,325	(1,056,655,433)	503,760,938	(41,736,946)	21,970,927
Net increase (decrease) in net assets resulting from operations	18,268,562	41,659,683	(443,934,083)	1,131,349,431	(10,205,387)	24,806,487
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(1,740,568)	(2,883,500)	(146,097,231)	(218,205,485)	(2,960,022)	(2,644,796)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	86,584,594	110,682,170	569,935,610	1,216,292,660	–	108,408,785

Cost of shares redeemed	(207,596,639)	(85,993,497)	(3,332,487,004)	(3,934,107,108)	(111,171,524)	(38,697,447)
Net increase (decrease) in net assets resulting from capital share transactions	(121,012,045)	24,688,673	(2,762,551,394)	(2,717,814,448)	(111,171,524)	69,711,338
Net Increase (Decrease) in Net Assets	(104,484,051)	63,464,856	(3,352,582,708)	(1,804,670,502)	(124,336,933)	91,873,029
NET ASSETS:

Beginning of year	$543,191,853	$479,726,997	$6,606,999,679	$8,411,670,181	$207,433,576	$115,560,547
End of year[2]	$438,707,802	$543,191,853	$3,254,416,971	$6,606,999,679	$83,096,643	$207,433,576
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	17,650,000	16,900,000	118,500,000	166,900,000	4,700,000	3,100,000

Shares created	2,700,000	3,600,000	10,050,000	22,000,000	–	2,500,000

Shares redeemed	(6,700,000)	(2,850,000)	(64,000,000)	(70,400,000)	(2,600,000)	(900,000)
Shares outstanding, end of year	13,650,000	17,650,000	64,550,000	118,500,000	2,100,000	4,700,000

[1] Amounts for the fiscal year ended March 31, 2018 have been reclassified to match the current fiscal year presentation which conforms to the “Disclosure Update and Simplification” amendments adopted by the SEC and which became effective November 5, 2018. The amounts shown for the fiscal year ended March 31, 2018 represents a distribution entirely from net investment income. See Note 7 in the Notes to Financial Statements for more information.

[2] The “Disclosure Update and Simplification” amendments adopted by the SEC removed the requirement to disclose the amounts pertaining to undistributed (distributions in excess of) net investment income included in net assets for the current fiscal year ended March 31, 2019. The undistributed (distributions in excess of) net investment income included in the net assets for the fiscal year ended March 31, 2018 were as follows:

Undistributed(Distributions in excess of) net investment income included in the net assets		$(1,813,823)		$106,092,832		$2,698,485

See Notes to Financial Statements.

WisdomTree Trust	49

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged Equity Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$62.67	$62.80	$52.04	$66.16	$56.40
Investment operations:

Net investment income[1]	1.79	1.23	1.70	1.29	1.14

Net realized and unrealized gain (loss)	0.90	0.08	10.59	(10.26)	11.83
Total from investment operations	2.69	1.31	12.29	(8.97)	12.97
Dividends and distributions to shareholders:

Net investment income	(1.29)	(1.44)	(1.53)	(1.35)	(1.19)

Capital gains	—	—	—	(3.80)	(2.02)

Tax return of capital	(0.17)	—	—	—	—
Total dividends and distributions to shareholders	(1.46)	(1.44)	(1.53)	(5.15)	(3.21)
Net asset value, end of year	$63.90	$62.67	$62.80	$52.04	$66.16

TOTAL RETURN[2]	4.33%	2.03%	24.20%	(13.85)%	24.02%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$3,744,358	$6,332,946	$9,300,174	$13,716,953	$17,544,485

Ratios to average net assets of:

Expenses	0.58%	0.58%	0.58%	0.58%	0.59%[3]

Net investment income	2.86%	1.91%	3.13%	2.19%	1.91%
Portfolio turnover rate[4]	18%	20%	24%	29%	12%

WisdomTree Europe Hedged SmallCap Equity Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period March 4, 2015* through March 31, 2015
Net asset value, beginning of period	$30.62	$28.29	$23.90	$25.94	$24.87
Investment operations:

Net investment income[1]	1.06	0.74	0.81	0.61	0.13

Net realized and unrealized gain (loss)	(0.89)	2.05	4.25	(1.57)	0.94
Total from investment operations	0.17	2.79	5.06	(0.96)	1.07
Dividends and distributions to shareholders:

Net investment income	(0.62)	(0.45)	(0.67)	(1.02)	—

Capital gains	—	—	—	(0.06)	—

Tax return of capital	—	(0.01)	—	—	—
Total dividends and distributions to shareholders	(0.62)	(0.46)	(0.67)	(1.08)	—
Net asset value, end of period	$30.17	$30.62	$28.29	$23.90	$25.94

TOTAL RETURN[2]	0.54%	9.88%	21.62%	(3.79)%	4.30%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$120,671	$154,624	$155,594	$267,708	$125,829

Ratios to average net assets of:

Expenses	0.58%	0.58%	0.58%	0.58%	0.58%[5]

Net investment income	3.55%	2.43%	3.27%	2.47%	6.87%[5]
Portfolio turnover rate[4]	37%	37%	41%	39%	1%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Annualized.

See Notes to Financial Statements.

50	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Germany Hedged Equity Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$30.95	$30.40	$25.54	$31.38	$26.98
Investment operations:

Net investment income[1]	1.10	0.87	0.84	0.60	0.16

Net realized and unrealized gain (loss)	(2.64)	0.54	4.99	(5.05)	5.90
Total from investment operations	(1.54)	1.41	5.83	(4.45)	6.06
Dividends and distributions to shareholders:

Net investment income	(0.59)	(0.64)	(0.97)	(0.73)	(0.41)

Capital gains	—	—	—	(0.66)	(1.25)

Tax return of capital	(0.19)	(0.22)	—	—	—
Total dividends and distributions to shareholders	(0.78)	(0.86)	(0.97)	(1.39)	(1.66)
Net asset value, end of year	$28.63	$30.95	$30.40	$25.54	$31.38

TOTAL RETURN[2]	(5.07)%	4.63%	23.62%	(14.44)%	23.70%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$51,541	$91,302	$124,648	$200,501	$291,816

Ratios to average net assets of:

Expenses	0.48%	0.48%	0.48%	0.48%	0.49%[3]

Net investment income	3.66%	2.78%	3.14%	2.18%	0.55%
Portfolio turnover rate[4]	16%	20%	28%	38%	11%

WisdomTree International Hedged Quality Dividend Growth Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period May 7, 2014* through March 31, 2015
Net asset value, beginning of period	$30.78	$28.39	$25.73	$26.99	$24.90

Investment operations:

Net investment income[1]	0.64	0.58	0.56	0.71	0.90

Net realized and unrealized gain (loss)	0.83	1.99	2.80	(1.17)	2.18
Total from investment operations	1.47	2.57	3.36	(0.46)	3.08
Dividends and distributions to shareholders:

Net investment income	(0.11)	(0.18)	(0.70)	(0.55)	(0.23)

Capital gains	—	—	—	(0.25)	(0.76)
Total dividends and distributions to shareholders	(0.11)	(0.18)	(0.70)	(0.80)	(0.99)
Net asset value, end of period	$32.14	$30.78	$28.39	$25.73	$26.99

TOTAL RETURN[2]	4.78%	9.05%	13.26%	(1.73)%	12.78%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$438,708	$543,192	$479,727	$732,050	$206,452

Ratios to average net assets of:

Expenses	0.58%	0.58%	0.58%	0.58%[5]	0.58%[6]

Net investment income	2.07%	1.89%	2.14%	2.75%	3.89%[6]
Portfolio turnover rate[4]	56%	42%	53%	48%	14%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[6]	Annualized.

See Notes to Financial Statements.

WisdomTree Trust	51

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$55.76	$50.40	$43.85	$55.03	$47.50
Investment operations:

Net investment income[1]	1.06	0.92	0.86	0.80	0.91

Net realized and unrealized gain (loss)	(5.03)	5.81	6.67	(9.00)	12.34
Total from investment operations	(3.97)	6.73	7.53	(8.20)	13.25
Dividends and distributions to shareholders:

Net investment income	(1.37)	(1.37)	(0.98)	(0.76)	(0.94)

Capital gains	—	—	—	(2.22)	(4.78)
Total dividends and distributions to shareholders	(1.37)	(1.37)	(0.98)	(2.98)	(5.72)
Net asset value, end of year	$50.42	$55.76	$50.40	$43.85	$55.03

TOTAL RETURN[2]	(7.20)%	13.45%	17.45%	(15.64)%	29.30%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$3,254,417	$6,607,000	$8,411,670	$9,737,132	$15,806,850

Ratios to average net assets of:

Expenses	0.48%	0.48%	0.48%	0.48%	0.49%[3]

Net investment income	1.96%	1.67%	1.91%	1.52%	1.81%
Portfolio turnover rate[4]	23%	18%	37%	27%	31%

WisdomTree Japan Hedged SmallCap Equity Fund	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net asset value, beginning of year	$44.13	$37.28	$31.24	$33.65	$29.08

Investment operations:

Net investment income[1]	0.51	0.64	0.70	0.41	0.47

Net realized and unrealized gain (loss)	(4.31)	6.91	5.94	(1.59)	6.74
Total from investment operations	(3.80)	7.55	6.64	(1.18)	7.21
Dividends and distributions to shareholders:

Net investment income	(0.76)	(0.70)	(0.60)	(0.35)	(0.41)

Capital gains	—	—	—	(0.88)	(2.23)
Total dividends and distributions to shareholders	(0.76)	(0.70)	(0.60)	(1.23)	(2.64)
Net asset value, end of year	$39.57	$44.13	$37.28	$31.24	$33.65

TOTAL RETURN[2]	(8.77)%	20.42%	21.64%	(3.83)%[5]	25.86%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000’s omitted)	$83,097	$207,434	$115,561	$90,584	$117,762

Ratios to average net assets of:

Expenses	0.58%	0.58%	0.58%	0.58%	0.59%[3]

Net investment income	1.20%	1.51%	2.11%	1.20%	1.52%
Portfolio turnover rate[4]	38%	30%	48%	45%	41%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

[3]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48% and 0.58%, for WisdomTree Japan Hedged Equity Fund and WisdomTree Japan Hedged SmallCap Equity Fund, respectively.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.95% lower.

See Notes to Financial Statements.

52	WisdomTree Trust

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of March 31, 2019, the Trust consisted of 76 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund’’)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund’’)	March 4, 2015
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund’’)	October 17, 2013
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund’’)	May 7, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund’’)	June 16, 2006
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund’’)	June 28, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments’’). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time.

WisdomTree Trust	53

Notes to Financial Statements (continued)

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

54	WisdomTree Trust

Notes to Financial Statements (continued)

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing each Fund’s assets:

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,720,658,789	$—	$—
Investment of Cash Collateral for Securities Loaned	—	29,943,930	—
Total	$3,720,658,789	$29,943,930	$—
Unrealized Appreciation on Foreign Currency Contracts	—	60,814,813	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2,331,577)	—
Total - Net	$3,720,658,789	$88,427,166	$—

Europe Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$118,832,287	$—	$—
Investment of Cash Collateral for Securities Loaned	—	8,591,779	—
Total	$118,832,287	$8,591,779	$—
Unrealized Appreciation on Foreign Currency Contracts	—	2,022,872	—
Unrealized Depreciation on Foreign Currency Contracts	—	(68,824)	—
Total – Net	$118,832,287	$10,545,827	$—

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$50,699,600	$—	$—
Total	$50,699,600	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	866,801	—
Unrealized Depreciation on Foreign Currency Contracts	—	(16,636)	—
Total – Net	$50,699,600	$850,165	$—

International Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$433,040,517	$—	$—
Investment of Cash Collateral for Securities Loaned	—	10,577,670	—
Total	$433,040,517	$10,577,670	$—
Unrealized Appreciation on Foreign Currency Contracts	—	4,804,463	—
Unrealized Depreciation on Foreign Currency Contracts	—	(320,463)	—
Total - Net	$433,040,517	$15,061,670	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Electronic Equipment, Instruments & Components	$142,676,854	$1,227,997	$—
Other*	3,081,384,646	—	—
Investment of Cash Collateral for Securities Loaned	—	102,390,479	—
Total	$3,224,061,500	$103,618,476	$—
Unrealized Appreciation on Foreign Currency Contracts	—	4,468,481	—
Unrealized Depreciation on Foreign Currency Contracts	—	(16,884,082)	—
Total – Net	$3,224,061,500	$91,202,875	$—

WisdomTree Trust	55

Notes to Financial Statements (continued)

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Electronic Equipment, Instruments & Components	$4,520,175	$38,837	$—
Other*	77,677,525	—	—
Investment of Cash Collateral for Securities Loaned	—	4,509,372	—
Total	$82,197,700	$4,548,209	$—
Unrealized Appreciation on Foreign Currency Contracts	—	18,961	—
Unrealized Depreciation on Foreign Currency Contracts	—	(333,644)	—
Total - Net	$82,197,700	$4,233,526	$—
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.

During the fiscal year ended March 31, 2019, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the year ended March 31, 2019 and open positions in such derivatives as of March 31, 2019 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at March 31, 2019 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on page 60. At March 31, 2019, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of March 31, 2019, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

As of March 31, 2019, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$60,814,813	Unrealized depreciation on foreign currency contracts	$2,331,577
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	2,022,872	Unrealized depreciation on foreign currency contracts	68,824
Germany Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	866,801	Unrealized depreciation on foreign currency contracts	16,636
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	4,804,463	Unrealized depreciation on foreign currency contracts	320,463
Japan Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	4,468,481	Unrealized depreciation on foreign currency contracts	16,884,082
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	18,961	Unrealized depreciation on foreign currency contracts	333,644

56	WisdomTree Trust

Notes to Financial Statements (continued)

For the fiscal year ended March 31, 2019, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Hedged Equity Fund
Foreign exchange contracts	$549,016,419	$94,210,160
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	17,030,756	2,874,787
Germany Hedged Equity Fund
Foreign exchange contracts	7,751,364	1,414,393
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	42,244,062	5,192,153
Japan Hedged Equity Fund
Foreign exchange contracts	360,831,802	18,855,185
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	11,698,426	(139,986)

[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts
Equity contracts	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

During the fiscal year ended March 31, 2019, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)
Europe Hedged Equity Fund
Foreign exchange contracts	$5,242,421,510	$10,200,705,263
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	167,940,016	327,586,260
Germany Hedged Equity Fund
Foreign exchange contracts	74,332,799	144,810,036
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	499,392,884	978,876,270
Japan Hedged Equity Fund
Foreign exchange contracts	5,471,004,547	10,557,044,640
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	151,401,417	292,200,424

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain

WisdomTree Trust	57

Notes to Financial Statements (continued)

(loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or increase (decrease) in unrealized appreciation (depreciation) from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Funds utilized forward foreign currency contracts (“Forward Contracts”) to obtain a net short exposure to foreign currencies consistent with each Fund’s investment objective. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation (depreciation) from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

58	WisdomTree Trust

Notes to Financial Statements (continued)

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as total return swap contracts and Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

WisdomTree Trust	59

Notes to Financial Statements (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2019, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Europe Hedged Equity Fund
Securities Lending	$35,415,714	$—	$(35,415,714)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	60,814,813	(2,331,577)	—	58,483,236	2,331,577	(2,331,577)	—	—
Europe Hedged SmallCap Equity Fund
Securities Lending	15,888,744	—	(15,888,744)[1]	—	—	—	—	—
Foreign Currency Contracts	2,022,872	(67,603)	—	1,955,269	68,824	(67,603)	—	1,221
Germany Hedged Equity Fund
Foreign Currency Contracts	866,801	(1,609)	—	865,192	16,636	(1,609)	—	15,027
International Hedged Quality Dividend Growth Fund
Securities Lending	14,937,774	—	(14,937,774)[1]	—	—	—	—	—
Foreign Currency Contracts	4,804,463	(305,070)	—	4,499,393	320,463	(305,070)	—	15,393
Japan Hedged Equity Fund
Securities Lending	212,957,582	—	(212,957,582)[1]	—	—	—	—	—
Foreign Currency Contracts	4,468,481	(4,468,481)	—	—	16,884,082	(4,468,481)	—	12,415,601
Japan Hedged SmallCap Equity Fund
Securities Lending	23,787,029	—	(23,787,029)[1]	—	—	—	—	—
Foreign Currency Contracts	18,961	(18,961)	—	—	333,644	(18,961)	—	314,683
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (‘‘Mellon”) to provide sub-advisory services to the

60	WisdomTree Trust

Notes to Financial Statements (continued)

Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Europe Hedged Equity Fund	0.58%
Europe Hedged SmallCap Equity Fund	0.58%
Germany Hedged Equity Fund	0.48%
International Hedged Quality Dividend Growth Fund	0.58%
Japan Hedged Equity Fund	0.48%
Japan Hedged SmallCap Equity Fund	0.58%

During the fiscal year ended March 31, 2019, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal year ended March 31, 2019, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/(Loss)
Europe Hedged Equity Fund	$39,737,547	$36,650,074	$3,285
Europe Hedged SmallCap Equity Fund	6,028,052	16,971,749	(1,931,088)
Germany Hedged Equity Fund	470,900	1,823,617	(196,590)
International Hedged Quality Dividend Growth Fund	73,654,665	53,992,452	(668,612)
Japan Hedged Equity Fund	34,043,531	45,013,975	(690,315)
Japan Hedged SmallCap Equity Fund	5,157,252	7,943,417	801,201

Related Party Transactions — WTAM or its affiliates may from time to time own shares of a Fund. As of March 31, 2019, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends and Distributions paid to WTAM on Fund Shares held by WTAM
International Hedged Quality Dividend Growth Fund	48	$1,546	$2
Japan Hedged Equity Fund	17	860	133

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2019, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

WisdomTree Trust	61

Notes to Financial Statements (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year ended March 31, 2019 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Europe Hedged Equity Fund	$1,507,923,903	$873,636,201	$—	$2,628,949,995
Europe Hedged SmallCap Equity Fund	80,683,360	58,603,138	57,090,139	82,331,434
Germany Hedged Equity Fund	19,739,378	10,862,240	4,377,355	37,899,399
International Hedged Quality Dividend Growth Fund	317,866,453	267,440,050	82,903,975	201,116,247
Japan Hedged Equity Fund	1,409,470,620	1,147,913,027	506,468,599	3,162,295,219
Japan Hedged SmallCap Equity Fund	63,610,237	53,112,922	—	110,218,256

6. FEDERAL INCOME TAXES

At March 31, 2019, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Europe Hedged Equity Fund	$4,048,058,163	$481,884,483	$(779,339,926)	$(297,455,443)	$—	$—	$—	$(297,455,443)
Europe Hedged SmallCap Equity Fund	132,542,107	10,637,007	(15,755,048)	(5,118,041)	—	(48)	(48)	(5,118,089)
Germany Hedged Equity Fund	58,319,470	4,221,766	(11,841,637)	(7,619,871)	—	(22)	(22)	(7,619,893)
International Hedged Quality Dividend Growth Fund	441,528,643	42,494,573	(40,405,029)	2,089,544	758,633	(9,397)	749,236	2,838,780
Japan Hedged Equity Fund	3,653,889,598	216,288,491	(542,498,113)	(326,209,622)	728	(1,728)	(1,000)	(326,210,622)
Japan Hedged SmallCap Equity Fund	95,466,338	4,705,071	(13,425,500)	(8,720,429)	—	—	—	(8,720,429)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain or loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(deprecation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

At March 31, 2019, the components of accumulated earnings/(loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Depreciation	Total Accumulated Losses
Europe Hedged Equity Fund	$—	$(1,601,746,100)	$(297,455,443)	$(384,959)	$(1,899,586,502)
Europe Hedged SmallCap Equity Fund	—	(14,327,371)	(5,118,089)	(7,668)	(19,453,128)
Germany Hedged Equity Fund	—	(27,428,848)	(7,619,893)	(13,213)	(35,061,954)
International Hedged Quality Dividend Growth Fund	1,434,385	(6,537,702)	2,838,780	(37,830)	(2,302,367)
Japan Hedged Equity Fund	34,601,740	(1,668,322,531)	(326,210,622)	(112,298)	(1,960,043,711)
Japan Hedged SmallCap Equity Fund	739,227	(18,813,361)	(8,720,429)	(2,827)	(26,797,390)

62	WisdomTree Trust

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended March 31, 2019 and March 31, 2018, was as follows:

	Year Ended March 31, 2019		Year Ended March 31, 2018

Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Return of Capital	Distributions Paid from Ordinary Income*	Distributions Paid from Return of Capital
Europe Hedged Equity Fund	$113,154,749	$15,257,371	$205,511,362	$—
Europe Hedged SmallCap Equity Fund	3,894,030	—	2,354,900	58,350
Germany Hedged Equity Fund	1,590,516	525,501	2,509,207	845,543
International Hedged Quality Dividend Growth Fund	1,740,568	—	2,883,500	—
Japan Hedged Equity Fund	146,097,231	—	218,205,485	—
Japan Hedged SmallCap Equity Fund	2,960,022	—	2,644,796	—
*	Includes short-term capital gains if any.

At March 31, 2019, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the below table. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Capital Loss Available Total
Europe Hedged Equity Fund	$1,032,083,555	$569,662,545	$1,601,746,100
Europe Hedged SmallCap Equity Fund	13,574,746	234,902	13,809,648
Germany Hedged Equity Fund	15,932,012	11,496,836	27,428,848
International Hedged Quality Dividend Growth Fund	6,537,702	—	6,537,702
Japan Hedged Equity Fund	1,054,847,667	613,474,864	1,668,322,531
Japan Hedged SmallCap Equity Fund	11,870,183	6,943,178	18,813,361

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year ended March 31, 2019, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Europe Hedged Equity Fund	$—	$—
Europe Hedged SmallCap Equity Fund	1,221,614	(703,891)
Germany Hedged Equity Fund	—	—
International Hedged Quality Dividend Growth Fund	—	—
Japan Hedged Equity Fund	—	—
Japan Hedged SmallCap Equity Fund	—	—

During the fiscal year ended March 31, 2019, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
Europe Hedged Equity Fund	$683,830,102
Europe Hedged SmallCap Equity Fund	19,140,064
Germany Hedged Equity Fund	9,751,540
International Hedged Quality Dividend Growth Fund	42,184,958
Japan Hedged Equity Fund	362,407,072
Japan Hedged SmallCap Equity Fund	14,167,730

WisdomTree Trust	63

Notes to Financial Statements (continued)

At March 31, 2019, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Europe Hedged Equity Fund	$(150,508,548)	$150,508,548
Europe Hedged SmallCap Equity Fund	(7,888,487)	7,888,487
Germany Hedged Equity Fund	(2,519,332)	2,519,332
International Hedged Quality Dividend Growth Fund	(36,716,538)	36,716,538
Japan Hedged Equity Fund	(185,040,346)	185,040,346
Japan Hedged SmallCap Equity Fund	(16,259,737)	16,259,737

The differences are primarily due to redemptions-in-kind, foreign currency transactions, and investments in passive foreign investment companies.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended March 31, 2019, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2019, remains subject to examination by taxing authorities.

7. RECENT ACCOUNTING PRONOUNCEMENTS

On August 17, 2018, the SEC voted to adopt “Disclosure Update and Simplification” amendments to certain of its disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other SEC disclosure requirements, GAAP, or changes in the information environment. The SEC will also be referring certain SEC disclosure requirements that overlap with, but require information incremental to, GAAP to the FASB for potential incorporation into GAAP. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. These amendments became effective on November 5, 2018 (30 days after their publication in the Federal Register). WTAM has evaluated these amendments and determined that there is no significant impact on the Trust’s financial statements. All applicable amendments have been incorporated into the Trust’s financial statements and related disclosures. The specific amendments incorporated into the Trust’s financial statements pertain to (i) the amendment requiring the presentation of the distributable earnings in total on the Statements of Assets and Liabilities, rather than showing the 3 components of distributable earnings (i.e., (1) undistributed (distributions in excess of) net investment income, (2) accumulated net realized gain (loss) on investments and (3) net unrealized appreciation (depreciation) on investments, and (ii) the amendment requiring the presentation of distributions to shareholders in total on the Statements of Changes in Net Assets, except for tax return of capital distributions, which shall continue to be disclosed separately.

On August 28, 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 includes removals, additions and modifications to the disclosure requirements for fair value measurements that are intended to improve the effectiveness of disclosures in the notes to financial statements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this ASU and delay adoption of the additional disclosures until their effective date. WTAM has evaluated ASU 2018-13 and has adopted the disclosure framework for the Trust’s financial statements.

8. ADDITIONAL INFORMATION

The Board of Trustees, after careful consideration, approved the liquidation of the WisdomTree Japan Hedged Financials Fund and the WisdomTree Japan Hedged Quality Dividend Growth Fund.

The last day of secondary market trading of shares of the Funds on their respective exchanges was March 14, 2019. Shareholders were able to sell Fund shares through a broker in the standard manner through this date. Customary brokerage charges may have applied to such transactions. Each Fund was closed to new investors after the close of business on March 14, 2019.

64	WisdomTree Trust

Notes to Financial Statements (concluded)

Beginning on or about this date, each Fund was in the process of liquidating its portfolio assets. This caused each Fund to increase its cash holdings and deviate from the investment objective and strategies stated in its prospectus.

Shareholders that remained in the Funds had their shares automatically redeemed and received cash in an amount equal to the net asset value of their shares as of the close of business on March 22, 2019 and were not charged any transaction fees by the Funds. This amount included any accrued capital gains and dividends.

Whether an investor sold their shares or were automatically redeemed, an investor generally would have recognized a capital gain (or loss) equal to the amount received above (or below) their adjusted cost basis in such shares.

WisdomTree Trust	65

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree Europe Hedged Equity Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree Japan Hedged SmallCap Equity Fund, WisdomTree Europe Hedged SmallCap Equity Fund and WisdomTree International Hedged Quality Dividend Growth Fund and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree Europe Hedged Equity Fund, WisdomTree Germany Hedged Equity Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree Japan Hedged SmallCap Equity Fund, WisdomTree Europe Hedged SmallCap Equity Fund and WisdomTree International Hedged Quality Dividend Growth Fund (collectively referred to as the “Funds”), (six of the funds constituting WisdomTree Trust (the “Trust”)) including the schedules of investments, as of March 31, 2019, and the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting WisdomTree Trust) at March 31, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights
WisdomTree Europe Hedged Equity Fund WisdomTree Germany Hedged Equity Fund WisdomTree Japan Hedged Equity Fund WisdomTree Japan Hedged SmallCap Equity Fund	For the year ended March 31, 2019	For each of the two years in the period ended March 31, 2019	For each of the five years in the period ended March 31, 2019
WisdomTree Europe Hedged SmallCap Equity Fund	For the year ended March 31, 2019	For each of the two years in the period ended March 31, 2019	For each of the four periods in the period ended March 31, 2019 and the period from March 4, 2015 (commencement of operations) through March 31, 2015
WisdomTree International Hedged Quality Dividend Growth Fund	For the year ended March 31, 2019	For each of the two years in the period ended March 31, 2019	For each of the four years in the period ended March 31, 2019 and the period from May 7, 2014 (commencement of operations) through March 31, 2015

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, NY

May 23, 2019

66	WisdomTree Trust

Trustees and Officers Information (unaudited)

The Board of Trustees is responsible for overseeing the management and affairs of the Funds and the Trust. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 245 Park Avenue, 35th Floor, New York, NY 10167.

Independent Trustees

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer*	Other Directorships Held by Trustee During the Past 5 Years
David G. Chrencik^ (1948)	Trustee, 2014-present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	76	Trustee, Vericimetry Funds (2011 to 2014).

Joel Goldberg#† (1945)	Trustee, 2012-present	Attorney, Partner, Stroock & Stroock & Lavan LLP from 2010 to 2018; Attorney, Partner at Willkie Farr & Gallagher LLP from 2006 to 2010.	76	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid-Hudson Region).

Toni Massaro† (1955)	Trustee, 2006-present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	76	None

Melinda A. Raso Kirstein‡ (1955)	Trustee, 2014-present	Retired since 2004, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	76	Associate Alumnae of Douglass College, Chair of Investment Committee.

Victor Ugolyn (1947)	Trustee, 2006-present; Chairman of the Board of Trustees, 2006-present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	76	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame (2001-2016).

*	As of March 31, 2019.

^	Chair of the Audit Committee.

#	Chair of the Contracts Review Committee.

†	Co-Chair of the Governance, Nominating and Compliance Committee.

‡	Chair of the Investment Committee.

WisdomTree Trust	67

Trustees and Officers Information (unaudited) (concluded)

Interested Trustee and Officers

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer*	Other Directorships Held by Trustee During the Past 5 Years
Jonathan Steinberg** (1964)	Trustee, 2005-present; President, 2005-present	President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. since 2012; Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. since 2005.	76	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.

David Castano** (1971)	Treasurer, 2013-present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2011.	76	None

Terry Jane Feld** (1960)	Chief Compliance Officer, 2012-present	Chief Compliance Officer, WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011.	76	None

Ryan Louvar** (1972)	Secretary and Chief Legal Officer, 2013-present	General Counsel, WisdomTree Asset Management, Inc. since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	76	None

Joanne Antico** (1975)	Assistant Secretary, 2018-present	Assistant General Counsel, WisdomTree Asset Management, Inc. since 2016; Executive Director and Assistant Secretary, Morgan Stanley Investment Management Inc., 2005 to 2016.	76	None

Clint Martin** (1977)	Assistant Treasurer, 2015-present	Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2012.	76	None

*	As of March 31, 2019.

**	Elected by and serves at the pleasure of the Board.

68	WisdomTree Trust

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year ended March 31, 2019, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2020.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2019, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Europe Hedged Equity Fund	$112,005,754
Europe Hedged SmallCap Equity Fund	3,894,030
Germany Hedged Equity Fund	2,116,017
International Hedged Quality Dividend Growth Fund	1,740,568
Japan Hedged Equity Fund	125,005,077
Japan Hedged SmallCap Equity Fund	2,406,299

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year ended March 31, 2019. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Europe Hedged Equity Fund	$113,632,352	$13,063,319
Europe Hedged SmallCap Equity Fund	5,426,992	710,013
Germany Hedged Equity Fund	3,347,542	429,229
International Hedged Quality Dividend Growth Fund	11,721,642	867,167
Japan Hedged Equity Fund	126,891,428	12,686,000
Japan Hedged SmallCap Equity Fund	2,437,993	243,508

WisdomTree Trust	69

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds will cease filing Form N-Q and will commence filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters will contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

70	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-2277

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f)	The code of ethics is attached hereto as exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is David Chrencik, who is an independent Trustee of the Trust, as that term is defined under Item 3(a) (2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $987,203 for 2019 and $1,151,110 for 2018.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $88,580 for 2019 and $119,774 for 2018.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $441,140 for 2019 and $657,960 for 2018.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2019 and $0 for 2018.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule 2-01(c) (7) (A), the Registrant’s audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve prior to appointment the engagement of the principal accountant to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the Registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the Registrant. The audit committee must also, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the Registrant by the auditors for each audit and non-audit service. The audit committee must also consider whether non-audit services provided by the Registrant’s principal accountant to the Registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the Trust are compatible with maintaining the auditor’s independence.

(e)(2)	The Registrant’s Audit committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $441,140 for 2019 and $657,960 for 2018.

(h)	Not applicable.

Item 5. Audit Committee of Listed registrants.

The Registrant is an issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a) (58)A of the Exchange Act. The Registrant’s audit committee members are David Chrencik, Melinda Raso Kirstein and Victor Ugolyn.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 31, 2019

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: May 31, 2019